SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, General Counsel, 4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2015 are attached.

TRANSAMERICA SERIES TRUST

Quarterly Schedules of Investments

March 31, 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

Transamerica Aegon Active Asset Allocation – Moderate VP

Transamerica Aegon High Yield Bond VP

Transamerica Aegon Money Market VP

Transamerica Aegon U.S. Government Securities VP

Transamerica AllianceBernstein Dynamic Allocation VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Barrow Hanley Dividend Focused VP

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Market Participation Strategy VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi-Manager Alternative Strategies VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica PineBridge Inflation Opportunities VP

Transamerica ProFund UltraBear VP

Transamerica Systematic Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Torray Concentrated Growth VP

Transamerica TS&W International Equity VP

Transamerica Vanguard ETF Portfolio – Balanced VP

Transamerica Vanguard ETF Portfolio – Conservative VP

Transamerica Vanguard ETF Portfolio – Growth VP

Transamerica Voya Balanced Allocation VP

Transamerica Voya Conservative Allocation VP

Transamerica Voya Intermediate Bond VP

Transamerica Voya Large Cap Growth VP

Transamerica Voya Limited Maturity Bond VP

Transamerica Voya Mid Cap Opportunities VP

Transamerica Voya Moderate Growth Allocation VP

Transamerica WMC US Growth II VP

Transamerica WMC US Growth VP

Transamerica Aegon Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 77.6%
iShares Floating Rate Bond ETF	745,004	$ 37,727,003
Vanguard Extended Market ETF (A)	51,781	4,788,189
Vanguard FTSE Developed Markets ETF (A)	303,013	12,069,008
Vanguard S&P 500 ETF	92,981	17,592,005
Vanguard Short-Term Bond ETF	1,214,229	97,769,719
Vanguard Short-Term Government Bond ETF (A)	339,081	20,728,021
Vanguard Total Bond Market ETF	1,890,686	157,626,492
Vanguard Total Stock Market ETF	206,686	22,167,073

		370,467,510

Emerging Markets - Equity - 3.0%
Vanguard FTSE Emerging Markets ETF	354,500	14,488,415

Growth - Large Cap - 6.0%
Vanguard Growth ETF	271,165	28,366,571

Growth - Small Cap - 1.8%
Vanguard Small-Cap ETF (A)	70,607	8,653,594

Region Fund - Asian Pacific - 3.3%
Vanguard FTSE Pacific ETF	259,293	15,889,475

Region Fund - European - 1.4%
Vanguard FTSE Europe ETF	122,576	6,646,071

Value - Large Cap - 6.1%
Vanguard Value ETF	349,047	29,215,234

Total Investment Companies (Cost $470,545,062)		473,726,870

SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (B)	2,881,950	2,881,950

Total Securities Lending Collateral (Cost $2,881,950)		2,881,950

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $1,932,929 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $1,973,144.	$ 1,932,929	1,932,929

Total Repurchase Agreement (Cost $1,932,929)		1,932,929

Total Investments (Cost $475,359,941) (C)		478,541,749
Net Other Assets (Liabilities) - (0.2)%		(1,136,403)

Net Assets - 100.0%		$ 477,405,346

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Aegon Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$473,726,870	$—	$—	$473,726,870
Securities Lending Collateral	2,881,950	—	—	2,881,950
Repurchase Agreement	—	1,932,929	—	1,932,929

Total Investments	$476,608,820	$1,932,929	$—	$478,541,749

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $2,818,167. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $475,359,941. Aggregate gross unrealized appreciation and depreciation for all securities is $3,698,853 and $517,045, respectively. Net unrealized appreciation for tax purposes is $3,181,808.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Capital Markets - 63.0%
iShares Floating Rate Bond ETF	792,875	$ 40,151,190
Vanguard Extended Market ETF (A)	134,472	12,434,626
Vanguard FTSE Developed Markets ETF (A)	800,207	31,872,245
Vanguard S&P 500 ETF	253,987	48,054,340
Vanguard Short-Term Bond ETF (A)	1,258,713	101,351,571
Vanguard Short-Term Government Bond ETF	420,164	25,684,625
Vanguard Total Bond Market ETF	1,990,908	165,982,000
Vanguard Total Stock Market ETF (A)	560,711	60,136,255

		485,666,852

Emerging Markets - Equity - 5.1%
Vanguard FTSE Emerging Markets ETF	964,501	39,419,156

Growth - Large Cap - 10.0%
Vanguard Growth ETF (A)	733,794	76,762,190

Growth - Small Cap - 2.9%
Vanguard Small-Cap ETF (A)	184,152	22,569,669

Region Fund - Asian Pacific - 5.2%
Vanguard FTSE Pacific ETF	656,750	40,245,640

Region Fund - European - 2.4%
Vanguard FTSE Europe ETF (A)	336,840	18,263,465

Value - Large Cap - 10.4%
Vanguard Value ETF	954,615	79,901,276

Total Investment Companies (Cost $761,157,993)		762,828,248

SECURITIES LENDING COLLATERAL - 8.9%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (B)	68,143,404	68,143,404

Total Securities Lending Collateral (Cost $68,143,404)		68,143,404

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $5,352,078 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $5,461,767.	$ 5,352,076	5,352,076

Total Repurchase Agreement (Cost $5,352,076)		5,352,076

Total Investments (Cost $834,653,473) (C)		836,323,728
Net Other Assets (Liabilities) - (8.6)%		(65,944,771)

Net Assets - 100.0%		$ 770,378,957

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$762,828,248	$—	$—	$762,828,248
Securities Lending Collateral	68,143,404	—	—	68,143,404
Repurchase Agreement	—	5,352,076	—	5,352,076

Total Investments	$830,971,652	$5,352,076	$—	$836,323,728

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $66,712,366. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $834,653,473. Aggregate gross unrealized appreciation and depreciation for all securities is $4,155,648 and $2,485,393, respectively. Net unrealized appreciation for tax purposes is $1,670,255.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.3%
Capital Markets - 70.8%
iShares Floating Rate Bond ETF	2,294,984	$ 116,217,990
Vanguard Extended Market ETF	246,379	22,782,666
Vanguard FTSE Developed Markets ETF (A)	1,439,077	57,318,437
Vanguard S&P 500 ETF	454,128	85,921,018
Vanguard Short-Term Bond ETF (A)	3,717,579	299,339,461
Vanguard Short-Term Government Bond ETF (A)	1,085,967	66,385,163
Vanguard Total Bond Market ETF	5,817,388	484,995,637
Vanguard Total Stock Market ETF (A)	1,006,058	107,899,720

		1,240,860,092

Emerging Markets - Equity - 4.0%
Vanguard FTSE Emerging Markets ETF (A)	1,732,897	70,823,500

Growth - Large Cap - 7.9%
Vanguard Growth ETF (A)	1,317,680	137,842,505

Growth - Small Cap - 2.4%
Vanguard Small-Cap ETF (A)	336,815	41,280,046

Region Fund - Asian Pacific - 4.2%
Vanguard FTSE Pacific ETF (A)	1,201,224	73,611,007

Region Fund - European - 1.8%
Vanguard FTSE Europe ETF (A)	596,175	32,324,608

Value - Large Cap - 8.2%
Vanguard Value ETF	1,706,158	142,805,425

Total Investment Companies (Cost $1,733,655,217)		1,739,547,183

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (B)	91,930,893	91,930,893

Total Securities Lending Collateral (Cost $91,930,893)		91,930,893

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $13,840,161 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $14,118,561.	$ 13,840,157	13,840,157

Total Repurchase Agreement (Cost $13,840,157)		13,840,157

Total Investments (Cost $1,839,426,267) (C)		1,845,318,233
Net Other Assets (Liabilities) - (5.3)%		(92,872,909)

Net Assets - 100.0%		$ 1,752,445,324

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$1,739,547,183	$—	$—	$1,739,547,183
Securities Lending Collateral	91,930,893	—	—	91,930,893
Repurchase Agreement	—	13,840,157	—	13,840,157

Total Investments	$1,831,478,076	$13,840,157	$—	$1,845,318,233

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $89,988,908. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $1,839,426,267. Aggregate gross unrealized appreciation and depreciation for all securities is $10,203,945 and $4,311,979, respectively. Net unrealized appreciation for tax purposes is $5,891,966.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 91.5%
Aerospace & Defense - 1.4%
Bombardier, Inc.
6.00%, 10/15/2022 (A) (B)	$ 1,512,000	$ 1,419,390
6.13%, 01/15/2023 (A) (B)	470,000	444,150
7.50%, 03/15/2018 (B)	140,000	148,838
7.50%, 03/15/2025 (A) (B)	644,000	635,547
7.75%, 03/15/2020 (A) (B)	716,000	749,294
Spirit AeroSystems, Inc.
5.25%, 03/15/2022	164,000	170,560
6.75%, 12/15/2020	330,000	349,800
Triumph Group, Inc.
5.25%, 06/01/2022	490,000	481,425

		4,399,004

Airlines - 2.7%
American Airlines Group, Inc.
4.63%, 03/01/2020 (B)	360,000	352,575
5.50%, 10/01/2019 (A) (B)	1,016,000	1,042,670
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (B)	580,761	606,895
5.63%, 01/15/2021 (B)	456,823	477,381
6.00%, 01/15/2017 (B)	200,000	203,000
6.13%, 07/15/2018 (B)	442,000	461,360
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	546,000	576,030
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	380,512	404,294
6.90%, 10/19/2023	1,274,828	1,368,910
Delta Air Lines Pass-Through Trust
6.38%, 07/02/2017 (B)	470,000	484,382
6.75%, 05/23/2017	494,000	508,968
U.S. Airways Pass-Through Trust
5.38%, 05/15/2023	213,657	222,738
6.75%, 12/03/2022	410,601	443,449
9.13%, 10/01/2015	449,426	461,380
United Airlines Pass-Through Trust
4.63%, 03/03/2024	297,000	298,856
US Airways Group, Inc.
6.13%, 06/01/2018 (A)	725,000	763,063

		8,675,951

Auto Components - 0.3%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	993,000	1,057,545

Automobiles - 0.8%
FCA US LLC / CG Co-Issuer, Inc.
8.00%, 06/15/2019	1,728,000	1,812,240
8.25%, 06/15/2021	853,000	946,071

		2,758,311

Banks - 2.0%
Barclays PLC
6.63%, 09/15/2019 (A) (C) (D)	1,550,000	1,536,929
8.25%, 12/15/2018 (A) (C) (D)	200,000	214,283
CIT Group, Inc.
4.25%, 08/15/2017	571,000	578,137
5.00%, 05/15/2017	165,000	169,693
5.25%, 03/15/2018	185,000	191,475
5.50%, 02/15/2019 (B)	452,000	470,080
Deutsche Bank AG
7.50%, 04/30/2025 (A) (C) (D)	600,000	610,500
Goldman Sachs Capital II
4.00%, 05/01/2015 (C) (D)	3,403,000	2,637,325

		6,408,422

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.7% (B)
Cott Beverages, Inc.
5.38%, 07/01/2022	$ 1,432,000	$ 1,380,090
6.75%, 01/01/2020	925,000	957,375

		2,337,465

Building Products - 2.0%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	2,623,000	2,282,010
Building Materials Holding Corp.
9.00%, 09/15/2018 (B)	675,000	715,500
Griffon Corp.
5.25%, 03/01/2022	1,255,000	1,238,183
Ply Gem Industries, Inc.
6.50%, 02/01/2022 (A)	1,728,000	1,684,800
6.50%, 02/01/2022	455,000	432,250

		6,352,743

Capital Markets - 0.4% (C) (D)
Morgan Stanley
5.45%, 07/15/2019	794,000	799,955
5.55%, 07/15/2020	390,000	393,900

		1,193,855

Chemicals - 0.9%
Evolution Escrow Issuer LLC
7.50%, 03/15/2022 (B)	762,000	771,525
Hexion US Finance Corp.
6.63%, 04/15/2020	2,268,000	2,075,220

		2,846,745

Commercial Services & Supplies - 2.1%
Hertz Corp.
5.88%, 10/15/2020	270,000	277,425
6.75%, 04/15/2019	1,200,000	1,239,000
Polymer Group, Inc.
6.88%, 06/01/2019 (B)	407,000	388,685
United Rentals North America, Inc.
5.50%, 07/15/2025	183,000	186,431
7.38%, 05/15/2020	580,000	626,763
7.63%, 04/15/2022	2,425,000	2,652,950
8.25%, 02/01/2021	1,206,000	1,302,480

		6,673,734

Construction & Engineering - 2.0%
Abengoa Finance SAU
7.75%, 02/01/2020 (A) (B)	350,000	336,000
Abengoa Greenfield SA
6.50%, 10/01/2019 (A) (B)	558,000	513,360
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (B)	1,631,000	1,484,210
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (B)	567,000	544,320
7.25%, 10/15/2020 (B)	775,000	813,750
7.50%, 05/15/2016	27,000	27,742
8.00%, 11/01/2019 (B)	565,000	545,225
9.13%, 11/15/2020 (B)	2,212,000	2,333,660

		6,598,267

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.1%
Vulcan Materials Co.
7.15%, 11/30/2037	$ 357,000	$ 385,560

Consumer Finance - 2.9%
Ally Financial, Inc.
3.25%, 02/13/2018	310,000	306,900
4.13%, 03/30/2020	1,000,000	993,750
5.50%, 02/15/2017	429,000	446,160
7.50%, 09/15/2020	719,000	842,129
Navient Corp.
5.00%, 10/26/2020	209,000	205,081
5.88%, 10/25/2024	743,000	694,705
Series MTN
4.88%, 06/17/2019 (A)	413,000	411,968
5.00%, 06/15/2018	440,000	440,000
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (B)	601,000	620,532
7.25%, 12/15/2021 (B)	455,000	470,925
Springleaf Finance Corp.
5.25%, 12/15/2019 (A)	645,000	637,744
6.00%, 06/01/2020	1,812,000	1,821,060
Series MTN
6.90%, 12/15/2017	1,240,000	1,320,600

		9,211,554

Containers & Packaging - 1.3% (B)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.27%, 12/15/2019 (C)	1,260,000	1,228,500
Constellium NV
8.00%, 01/15/2023	541,000	566,697
Coveris Holdings SA
7.88%, 11/01/2019	550,000	562,375
Tekni-Plex, Inc.
9.75%, 06/01/2019	1,650,000	1,773,750

		4,131,322

Diversified Consumer Services - 0.4%
Service Corp., International
7.00%, 06/15/2017	1,160,000	1,264,400

Diversified Financial Services - 4.8%
Bank of America Corp.
5.13%, 06/17/2019 (A) (C) (D)	1,764,000	1,732,954
6.10%, 03/17/2025 (C) (D)	494,000	501,101
8.00%, 01/30/2018 (C) (D)	1,525,000	1,629,844
Citigroup, Inc.
5.80%, 11/15/2019 (A) (C) (D)	422,000	423,055
6.30%, 05/15/2024 (A) (C) (D)	250,000	255,313
Credit Suisse Group AG
6.25%, 12/18/2024 (B) (C) (D)	906,000	890,145
7.50%, 12/11/2023 (A) (B) (C) (D)	1,180,000	1,267,025
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (B)	3,037,000	3,210,109
General Motors Financial Co., Inc.
4.75%, 08/15/2017	720,000	758,304
General Motors Financial Co., Inc. (Escrow Shares)
7.20%, 01/15/2049 (E) (F)	805,000	0
ILFC E-Capital Trust I
4.09%, 12/21/2065 (B) (C)	1,777,000	1,674,822
ILFC E-Capital Trust II
6.25%, 12/21/2065 (B) (C)	424,000	398,560

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A) (B)	$ 848,000	$ 818,320
JPMorgan Chase & Co.
5.00%, 07/01/2019 (C) (D)	800,000	785,960
7.90%, 04/30/2018 (C) (D)	894,000	962,167

		15,307,679

Diversified Telecommunication Services - 7.5%
Altice Financing SA
6.63%, 02/15/2023 (B)	730,000	751,900
CenturyLink, Inc.
7.60%, 09/15/2039	1,445,000	1,480,222
7.65%, 03/15/2042	2,003,000	2,048,067
Cincinnati Bell, Inc.
8.38%, 10/15/2020	841,000	894,614
Frontier Communications Corp.
6.88%, 01/15/2025	110,000	108,900
7.63%, 04/15/2024	1,852,000	1,928,395
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,778,000	1,929,130
7.63%, 06/15/2021	1,040,000	1,144,000
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 10/15/2020	1,130,000	1,168,645
7.50%, 04/01/2021	565,000	581,244
Level 3 Communications, Inc.
8.88%, 06/01/2019	144,000	151,560
Level 3 Financing, Inc.
7.00%, 06/01/2020	2,035,000	2,172,362
Sprint Capital Corp.
6.90%, 05/01/2019	965,000	997,569
8.75%, 03/15/2032	1,401,000	1,446,532
Virgin Media Finance PLC
6.38%, 04/15/2023 (A) (B)	2,175,000	2,316,375
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A) (B)	1,040,000	1,042,600
7.38%, 04/23/2021 (B)	1,216,000	1,261,600
Windstream Corp.
7.75%, 10/15/2020 - 10/01/2021	2,554,000	2,583,814

		24,007,529

Electric Utilities - 2.0%
Elwood Energy LLC
8.16%, 07/05/2026	1,598,167	1,773,966
Homer City Generation, LP
8.14%, 10/01/2019
Cash Rate: 8.14% (G)	314,234	320,519
8.73%, 10/01/2026
Cash Rate: 8.73% (G)	2,135,847	2,178,563
Red Oak Power LLC
9.20%, 11/30/2029	1,980,000	2,187,900

		6,460,948

Electronic Equipment, Instruments & Components - 0.7% (B)
Belden, Inc.
5.50%, 09/01/2022	788,000	807,700
Sanmina Corp.
4.38%, 06/01/2019	699,000	695,505
Zebra Technologies Corp.
7.25%, 10/15/2022	765,000	824,288

		2,327,493

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 3.3%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022 (B)	$ 734,000	$ 638,580
Kinder Morgan, Inc.
7.25%, 06/01/2018	2,353,000	2,669,509
Series MTN
8.05%, 10/15/2030	134,000	164,764
NuStar Logistics, LP
4.80%, 09/01/2020	267,000	262,328
6.75%, 02/01/2021	450,000	475,875
8.15%, 04/15/2018	1,063,000	1,190,809
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	1,800,000	1,944,000
5.88%, 03/01/2022	180,000	195,300
8.38%, 06/01/2019 (B)	645,000	675,637
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025 (B)	578,000	571,498
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (B)	509,000	524,270
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022 (B)	235,000	243,225
Transocean, Inc.
6.38%, 12/15/2021 (A)	1,324,000	1,113,815

		10,669,610

Food & Staples Retailing - 0.5%
Rite Aid Corp.
6.13%, 04/01/2023 (B) (H)	635,000	650,875
6.75%, 06/15/2021	1,026,000	1,091,408

		1,742,283

Food Products - 1.2%
Aramark Services, Inc.
5.75%, 03/15/2020	725,000	757,625
JBS USA LLC / JBS USA Finance, Inc.
7.25%, 06/01/2021 (B)	709,000	748,881
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (B)	363,000	371,168
Post Holdings, Inc.
7.38%, 02/15/2022 (A)	2,063,000	2,135,205

		4,012,879

Health Care Equipment & Supplies - 2.8%
Biomet, Inc.
6.50%, 08/01/2020	2,867,000	3,039,020
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A) (B)	1,946,000	1,727,075
Hologic, Inc.
6.25%, 08/01/2020	1,454,000	1,508,525
Mallinckrodt International Finance SA
3.50%, 04/15/2018	234,000	230,490
4.75%, 04/15/2023 (A)	1,237,000	1,178,243
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 08/01/2022 (A) (B)	1,451,000	1,498,157

		9,181,510

Health Care Providers & Services - 6.3%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (A)	1,042,000	1,113,637
7.13%, 07/15/2020	2,061,000	2,184,660
8.00%, 11/15/2019	2,525,000	2,682,812
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	1,515,000	1,609,687

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA Holdings, Inc.
6.25%, 02/15/2021	$ 812,000	$ 877,934
7.75%, 05/15/2021	2,260,000	2,404,776
HCA, Inc.
5.38%, 02/01/2025	129,000	135,289
6.50%, 02/15/2020	570,000	641,820
7.50%, 02/15/2022	1,617,000	1,885,826
HealthSouth Corp.
7.75%, 09/15/2022	1,536,000	1,622,400
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 (A)	1,694,000	1,774,465
Tenet Healthcare Corp.
5.00%, 03/01/2019 (B)	805,000	798,963
5.50%, 03/01/2019 (B)	357,000	359,678
6.00%, 10/01/2020	1,441,000	1,527,460
8.13%, 04/01/2022	598,000	659,295

		20,278,702

Hotels, Restaurants & Leisure - 6.0%
Cleopatra Finance, Ltd.
5.63%, 02/15/2020 (B)	609,000	594,993
6.25%, 02/15/2022 (B)	1,783,000	1,742,882
6.50%, 02/15/2025 (B)	623,000	601,195
Felcor Lodging, LP
5.63%, 03/01/2023 (A)	621,000	641,183
MGM Resorts International
6.00%, 03/15/2023 (A)	2,005,000	2,060,137
6.63%, 12/15/2021	905,000	966,653
6.75%, 10/01/2020	285,000	305,663
11.38%, 03/01/2018 (A)	1,690,000	2,040,675
NCL Corp., Ltd.
5.00%, 02/15/2018	1,522,000	1,552,440
Pinnacle Entertainment, Inc.
6.38%, 08/01/2021	265,000	280,900
7.50%, 04/15/2021	2,528,000	2,667,040
Scientific Games International, Inc.
7.00%, 01/01/2022 (A) (B)	260,000	265,850
10.00%, 12/01/2022 (B)	1,881,000	1,758,735
Studio City Finance, Ltd.
8.50%, 12/01/2020 (B)	1,227,000	1,239,270
Viking Cruises, Ltd.
8.50%, 10/15/2022 (B)	2,016,000	2,242,800
Wynn Macau, Ltd.
5.25%, 10/15/2021 (B)	270,000	255,825

		19,216,241

Household Durables - 3.5%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	960,000	938,400
6.63%, 04/15/2018	826,000	856,975
7.25%, 02/01/2023	445,000	424,975
7.50%, 09/15/2021	1,140,000	1,114,350
KB Home
4.75%, 05/15/2019 (A)	445,000	434,988
7.00%, 12/15/2021	250,000	254,375
7.25%, 06/15/2018	178,000	192,240
7.63%, 05/15/2023	430,000	440,750
8.00%, 03/15/2020	275,000	297,000
9.10%, 09/15/2017	1,081,000	1,210,720
Meritage Homes Corp.
4.50%, 03/01/2018	641,000	652,218
7.00%, 04/01/2022	742,000	795,795
7.15%, 04/15/2020	1,327,000	1,429,842

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
PulteGroup, Inc.
6.13%, 11/15/2013 (E)	$ 690,000	$ 0
Standard Pacific Corp.
6.25%, 12/15/2021	615,000	651,900
8.38%, 01/15/2021 (A)	600,000	694,500
Tempur Sealy International, Inc.
6.88%, 12/15/2020	937,000	1,000,247

		11,389,275

Household Products - 1.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	319,000	329,766
6.88%, 02/15/2021	100,000	105,250
7.13%, 04/15/2019 (A)	3,065,000	3,176,106
9.00%, 04/15/2019	300,000	314,250
Sun Products Corp.
7.75%, 03/15/2021 (A) (B)	736,000	644,000

		4,569,372

Independent Power and Renewable Electricity Producers - 2.1%
Abengoa Yield PLC
7.00%, 11/15/2019 (A) (B)	461,000	474,830
Calpine Corp.
5.75%, 01/15/2025	705,000	710,287
NRG Energy, Inc.
7.63%, 01/15/2018	1,175,000	1,293,969
7.88%, 05/15/2021	3,460,000	3,719,500
8.25%, 09/01/2020	400,000	423,500

		6,622,086

Insurance - 1.5%
Genworth Holdings, Inc.
4.90%, 08/15/2023	128,000	109,440
7.20%, 02/15/2021	419,000	435,236
7.63%, 09/24/2021	1,606,000	1,670,240
Lincoln National Corp.
7.00%, 05/17/2066 (A) (C)	2,600,000	2,496,000

		4,710,916

IT Services - 1.2%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	1,840,000	1,895,200
7.38%, 11/15/2018 (A)	238,000	247,520
7.63%, 11/15/2020	978,000	1,034,235
Unisys Corp.
6.25%, 08/15/2017	604,000	638,730

		3,815,685

Media - 8.2%
Cablevision Systems Corp.
5.88%, 09/15/2022 (A)	910,000	953,225
7.75%, 04/15/2018	2,724,000	3,023,640
8.00%, 04/15/2020	684,000	774,630
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	787,800
5.75%, 01/15/2024 (A)	450,000	467,438
6.50%, 04/30/2021	1,944,000	2,041,200
8.13%, 04/30/2020	525,000	548,625
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (B)	1,538,000	1,620,667
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,684,000	1,755,580
7.63%, 03/15/2020	2,870,000	3,018,050

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
DISH DBS Corp.
4.63%, 07/15/2017	$ 1,055,000	$ 1,082,694
5.88%, 07/15/2022 - 11/15/2024	1,975,000	1,993,129
7.88%, 09/01/2019	1,323,000	1,478,452
iHeartCommunications, Inc.
10.63%, 03/15/2023 (B)	387,000	387,000
Numericable-SFR SAS
4.88%, 05/15/2019 (B)	1,425,000	1,417,875
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	1,035,000	1,036,100
Unitymedia KabelBW GmbH
6.13%, 01/15/2025 (B)	725,000	766,688
Univision Communications, Inc.
6.75%, 09/15/2022 (B)	893,000	957,742
8.50%, 05/15/2021 (B)	2,100,000	2,244,375

		26,354,910

Metals & Mining - 0.6%
ArcelorMittal
7.75%, 10/15/2039	1,055,000	1,107,750
Evraz, Inc. NA
7.50%, 11/15/2019 (B)	399,000	386,033
Novelis, Inc.
8.38%, 12/15/2017	450,000	470,250

		1,964,033

Multiline Retail - 0.1% (B)
Family Tree Escrow LLC
5.25%, 03/01/2020	72,000	75,420
5.75%, 03/01/2023	394,000	414,685

		490,105

Oil, Gas & Consumable Fuels - 5.8%
Antero Resources Corp.
5.38%, 11/01/2021	297,000	288,090
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	1,233,000	887,760
California Resources Corp.
5.00%, 01/15/2020 (A) (B)	592,000	534,280
5.50%, 09/15/2021 (A) (B)	508,000	450,698
6.00%, 11/15/2024 (A) (B)	992,000	870,480
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020 (A)	624,000	641,160
8.63%, 10/15/2018	531,000	553,567
Citgo Holding, Inc.
10.75%, 02/15/2020 (A) (B)	685,000	705,550
CITGO Petroleum Corp.
6.25%, 08/15/2022 (B)	769,000	745,930
Concho Resources, Inc.
5.50%, 04/01/2023	882,000	888,527
Denbury Resources, Inc.
5.50%, 05/01/2022	389,000	349,128
Energy XXI Gulf Coast, Inc.
6.88%, 03/15/2024 (A) (B)	552,000	190,440
7.50%, 12/15/2021 (A)	1,066,000	383,760
11.00%, 03/15/2020 (A) (B)	361,000	343,401
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020 (A)	571,000	598,122
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	963,000	760,770
6.50%, 05/15/2019	300,000	252,188
7.75%, 02/01/2021 (A)	1,388,000	1,103,460
8.63%, 04/15/2020 (A)	946,000	806,465

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (A)	$ 120,000	$ 114,600
7.25%, 02/01/2019 (A)	337,000	333,630
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	636,000	391,140
6.50%, 09/15/2020	265,000	164,300
PHI, Inc.
5.25%, 03/15/2019	835,000	755,675
Rosetta Resources, Inc.
5.63%, 05/01/2021	62,000	58,280
5.88%, 06/01/2022 (A)	414,000	390,195
SM Energy Co.
6.13%, 11/15/2022 (B)	619,000	615,905
6.50%, 11/15/2021 - 01/01/2023	1,110,000	1,128,150
Sunoco, LP / Sunoco Finance Corp.
6.38%, 04/01/2023 (B) (H)	1,025,000	1,055,750
Whiting Canadian Holding Co. ULC
8.13%, 12/01/2019	765,000	801,337
Whiting Petroleum Corp.
5.75%, 03/15/2021	908,000	901,190
6.25%, 04/01/2023 (A) (B)	620,000	616,900

		18,680,828

Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 (A) (B)	916,000	951,495
Boise Cascade Co.
6.38%, 11/01/2020	1,117,000	1,175,643

		2,127,138

Personal Products - 0.4%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (A)	1,380,000	1,424,850

Pharmaceuticals - 1.6% (B)
Salix Pharmaceuticals, Ltd.
6.50%, 01/15/2021	711,000	788,321
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020	1,386,000	1,439,708
7.50%, 07/15/2021	1,630,000	1,762,943
VRX Escrow Corp.
5.88%, 05/15/2023	585,000	599,625
6.13%, 04/15/2025	495,000	512,325

		5,102,922

Professional Services - 0.3%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (B)	1,058,000	1,095,030

Real Estate Management & Development - 0.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 (A) (B)	1,213,000	1,202,386

Road & Rail - 1.0%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (B)	431,000	449,603
6.75%, 04/06/2021 (B)	780,000	887,672
7.13%, 10/15/2020 (B)	735,000	853,372
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	405,000	416,644
9.75%, 03/15/2020 (A)	545,000	593,723

		3,201,014

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.3% (B)
Freescale Semiconductor, Inc.
5.00%, 05/15/2021	$ 279,000	$ 294,345
6.00%, 01/15/2022	787,000	856,846

		1,151,191

Software - 1.9% (B)
First Data Corp.
6.75%, 11/01/2020	1,806,000	1,923,390
7.38%, 06/15/2019	1,277,000	1,334,465
8.75%, 01/15/2022
Cash Rate: 8.75% (G)	1,183,000	1,273,204
8.88%, 08/15/2020	609,000	648,585
Infor US, Inc.
6.50%, 05/15/2022 (H)	782,000	801,550

		5,981,194

Specialty Retail - 1.0% (B)
Claire’s Stores, Inc.
6.13%, 03/15/2020	490,000	411,600
9.00%, 03/15/2019 (A)	2,352,000	2,134,440
Men’s Wearhouse, Inc.
7.00%, 07/01/2022 (A)	590,000	620,975

		3,167,015

Technology Hardware, Storage & Peripherals - 0.8%
Dell, Inc.
6.50%, 04/15/2038	549,000	558,608
7.10%, 04/15/2028	907,000	986,362
Project Homestake Merger Corp.
8.88%, 03/01/2023 (B)	972,000	974,430

		2,519,400

Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co.
6.88%, 05/01/2022	1,941,000	2,120,543

Transportation Infrastructure - 0.1%
syncreon Group BV / syncreon Global Finance US, Inc.
8.63%, 11/01/2021 (B)	258,000	220,590

Wireless Telecommunication Services - 2.8%
Sprint Communications, Inc.
9.00%, 11/15/2018 (B)	1,325,000	1,520,437
Sprint Corp.
7.13%, 06/15/2024	540,000	526,500
7.63%, 02/15/2025 (A)	732,000	728,340
7.88%, 09/15/2023	3,742,000	3,816,840
T-Mobile USA, Inc.
6.13%, 01/15/2022	65,000	67,031
6.63%, 04/01/2023	1,125,000	1,177,031
6.73%, 04/28/2022	1,073,000	1,129,333

		8,965,512

Total Corporate Debt Securities (Cost $292,963,628)		294,375,747

CONVERTIBLE BOND - 0.4%
Diversified Telecommunication Services - 0.4%
Level 3 Financing, Inc.
8.63%, 07/15/2020	1,362,000	1,476,068

Total Convertible Bond (Cost $1,428,368)		1,476,068

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 2.2%
Containers & Packaging - 0.2%
Exopack Holdings SA, Term Loan B
5.25%, 05/08/2019 (C)	$ 522,388	$ 524,129

Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA, Term Loan B2
3.75%, 06/30/2019 (C)	615,000	612,386

Food Products - 0.3%
Del Monte Foods, Inc., 1st Lien Term Loan
4.25%, 02/18/2021 (C)	990,000	938,850

Hotels, Restaurants & Leisure - 0.3%
Great Wolf Resorts, Inc., Term Loan B
5.75%, 08/06/2020 (C)	989,924	990,749

Media - 0.3%
Interactive Data Corp., Term Loan
4.75%, 05/02/2021 (C)	918,063	922,079

Metals & Mining - 0.1%
Atkore International, Inc., 1st Lien Term Loan
4.50%, 04/09/2021 (C)	327,525	323,431

Oil, Gas & Consumable Fuels - 0.1%
CITGO Holding, Inc., Term Loan B
9.50%, 05/12/2018 (C)	277,305	275,572

Real Estate Management & Development - 0.3%
CityCenter Holdings LLC, Term Loan B
4.25%, 10/16/2020 (C)	1,152,023	1,155,863

Software - 0.3%
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (C)	1,050,682	1,027,304

Specialty Retail - 0.1%
PetSmart, Inc., 1st Lien Term Loan
5.00%, 03/11/2022 (C)	430,000	433,029

Total Loan Assignments (Cost $7,252,332)		7,203,392

	Shares	Value
PREFERRED STOCKS - 1.3%
Banks - 0.6%
GMAC Capital Trust I
Series 2, 8.13% (C)	74,175	1,947,094

Consumer Finance - 0.7%
Ally Financial, Inc.
Series A, 8.50% (C)	81,350	2,169,604

Total Preferred Stocks (Cost $3,801,142)		4,116,698

COMMON STOCK - 0.0% (I)
Commercial Services & Supplies - 0.0% (I)
Quad/Graphics, Inc. (A)	355	8,158

Total Common Stock (Cost $0)		8,158

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.5%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (J)	46,567,743	$ 46,567,743

Total Securities Lending Collateral (Cost $46,567,743)		46,567,743

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.01% (J), dated 03/31/2015, to be repurchased at $12,070,881 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $12,315,798.	$ 12,070,878	12,070,878

Total Repurchase Agreement (Cost $12,070,878)		12,070,878

Total Investments (Cost $364,084,091) (K)		365,818,684
Net Other Assets (Liabilities) - (13.7)%		(44,204,529)

Net Assets - 100.0%		$ 321,614,155

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (M)	Value at March 31, 2015
ASSETS
Investments
Corporate Debt Securities
Aerospace & Defense	$—	$4,399,004	$—	$4,399,004
Airlines	—	8,675,951	—	8,675,951
Auto Components	—	1,057,545	—	1,057,545
Automobiles	—	2,758,311	—	2,758,311
Banks	—	6,408,422	—	6,408,422
Beverages	—	2,337,465	—	2,337,465
Building Products	—	6,352,743	—	6,352,743
Capital Markets	—	1,193,855	—	1,193,855
Chemicals	—	2,846,745	—	2,846,745
Commercial Services & Supplies	—	6,673,734	—	6,673,734
Construction & Engineering	—	6,598,267	—	6,598,267
Construction Materials	—	385,560	—	385,560
Consumer Finance	—	9,211,554	—	9,211,554
Containers & Packaging	—	4,131,322	—	4,131,322
Diversified Consumer Services	—	1,264,400	—	1,264,400
Diversified Financial Services	—	15,307,679	0	15,307,679
Diversified Telecommunication Services	—	24,007,529	—	24,007,529
Electric Utilities	—	6,460,948	—	6,460,948
Electronic Equipment, Instruments & Components	—	2,327,493	—	2,327,493
Energy Equipment & Services	—	10,669,610	—	10,669,610
Food & Staples Retailing	—	1,742,283	—	1,742,283
Food Products	—	4,012,879	—	4,012,879
Health Care Equipment & Supplies	—	9,181,510	—	9,181,510
Health Care Providers & Services	—	20,278,702	—	20,278,702
Hotels, Restaurants & Leisure	—	19,216,241	—	19,216,241
Household Durables	—	11,389,275	0	11,389,275
Household Products	—	4,569,372	—	4,569,372
Independent Power and Renewable Electricity Producers	—	6,622,086	—	6,622,086
Insurance	—	4,710,916	—	4,710,916
IT Services	—	3,815,685	—	3,815,685
Media	—	26,354,910	—	26,354,910
Metals & Mining	—	1,964,033	—	1,964,033
Multiline Retail	—	490,105	—	490,105
Oil, Gas & Consumable Fuels	—	18,680,828	—	18,680,828
Paper & Forest Products	—	2,127,138	—	2,127,138
Personal Products	—	1,424,850	—	1,424,850
Pharmaceuticals	—	5,102,922	—	5,102,922
Professional Services	—	1,095,030	—	1,095,030
Real Estate Management & Development	—	1,202,386	—	1,202,386
Road & Rail	—	3,201,014	—	3,201,014
Semiconductors & Semiconductor Equipment	—	1,151,191	—	1,151,191
Software	—	5,981,194	—	5,981,194
Specialty Retail	—	3,167,015	—	3,167,015
Technology Hardware, Storage & Peripherals	—	2,519,400	—	2,519,400
Textiles, Apparel & Luxury Goods	—	2,120,543	—	2,120,543
Transportation Infrastructure	—	220,590	—	220,590
Wireless Telecommunication Services	—	8,965,512	—	8,965,512
Convertible Bond	—	1,476,068	—	1,476,068
Loan Assignments	—	7,203,392	—	7,203,392
Preferred Stocks	4,116,698	—	—	4,116,698
Common Stock	8,158	—	—	8,158
Securities Lending Collateral	46,567,743	—	—	46,567,743
Repurchase Agreement	—	12,070,878	—	12,070,878

Total Investments	$50,692,599	$315,126,085	$0	$365,818,684

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $45,607,135. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $96,046,533, representing 29.9% of the Portfolio’s net assets.

(C)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(D)	The security has a perpetual maturity; the date displayed is the next call date.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $0, representing less than 0.1% of the Portfolio’s net assets.

(F)	Total aggregate value of illiquid securities is $0, representing less than 0.1% of the Portfolio’s net assets.
(G)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Rate disclosed reflects the yield at March 31, 2015.
(K)

Aggregate cost for federal income tax purposes is $364,084,091. Aggregate gross unrealized appreciation and depreciation for all securities is $7,391,399 and $5,656,806, respectively. Net unrealized appreciation for tax purposes is $1,734,593.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 2.4%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.
0.44%, 04/28/2015 (A)	$ 15,000,000	$ 15,000,000

Total Corporate Debt Security (Cost $15,000,000)		15,000,000

CERTIFICATES OF DEPOSIT - 16.2%
Banks - 16.2% (B)
Bank of Nova Scotia
0.23%, 06/12/2015	19,500,000	19,500,000
0.25%, 07/06/2015	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.34%, 06/24/2015	15,125,000	15,125,348
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.28%, 07/07/2015 - 07/09/2015	27,500,000	27,500,000
Mizuho Bank, Ltd.
0.25%, 07/02/2015	10,000,000	10,000,000
0.26%, 06/17/2015	5,000,000	5,000,000
Svenska Handelsbanken AB
0.27%, 07/02/2015	15,000,000	15,000,192

Total Certificates of Deposit (Cost $100,125,540)		100,125,540

COMMERCIAL PAPER - 60.9%
Automobiles - 2.1%
Toyota Motor Credit Corp.
0.28%, 11/09/2015 (B)	12,750,000	12,750,000

Banks - 31.9% (B)
ANZ New Zealand International, Ltd.
0.29%, 11/16/2015 (C)	10,000,000	10,000,000
Australia & New Zealand Banking Group, Ltd.
0.28%, 11/24/2015 (C)	11,500,000	11,499,536
Barclays Bank PLC
0.64%, 04/02/2015 (A) (C)	14,900,000	14,900,000
Bedford Row Funding Corp.
0.32%, 03/18/2016 (C)	15,000,000	15,000,000
Korea Development Bank
0.31%, 04/29/2015	10,000,000	9,997,589
0.46%, 12/16/2015	15,000,000	14,950,358
Mizuho Funding LLC
0.23%, 04/01/2015 (C)	13,000,000	13,000,000
PNC Bank NA
0.31%, 05/20/2015	10,000,000	10,000,148
0.35%, 07/13/2015 - 09/04/2015	7,000,000	6,990,414
Standard Chartered Bank
0.37%, 05/13/2015 (C)	18,000,000	17,992,230
Sumitomo Mitsui Banking Corp.
0.31%, 07/02/2015 (C)	15,000,000	14,988,117
Swedbank AB
0.24%, 07/06/2015	8,000,000	7,994,880
US Bank NA
0.10%, 04/01/2015	27,500,000	27,500,000
Westpac Banking Corp.
0.25%, 08/03/2015 (C)	22,000,000	21,999,311

		196,812,583

	Principal	Value
COMMERCIAL PAPER (continued)
Chemicals - 0.5%
Ecolab, Inc.
0.06%, 04/13/2015 (B) (C)	$ 3,000,000	$ 2,999,450

Diversified Financial Services - 17.8% (B)
Alpine Securitization Corp.
0.29%, 07/23/2015 (C)	7,500,000	7,493,173
Chariot Funding LLC
0.27%, 04/24/2015 (C)	8,000,000	7,998,620
Collateralized Commercial Paper II Co. LLC
0.36%, 09/08/2015 (C)	13,500,000	13,479,000
0.38%, 05/15/2015 (C)	12,000,000	11,994,427
ING Funding LLC
0.37%, 09/21/2015	6,850,000	6,837,820
JPMorgan Securities LLC
0.45%, 10/26/2015 (C)	15,000,000	14,961,000
Kells Funding LLC
0.27%, 04/05/2015 (C)	12,250,000	12,250,000
Thunder Bay Funding LLC
0.27%, 07/01/2015 (C)	14,000,000	13,990,445
Victory Receivables Corp.
0.16%, 04/06/2015 (C)	6,000,000	5,999,867
0.19%, 04/06/2015 (C)	15,000,000	14,999,604

		110,003,956

Electric Utilities - 3.4% (B)
American Electric Power Co., Inc.
0.48%, 04/06/2015 (C)	2,700,000	2,699,820
Duke Energy Corp.
0.60%, 04/20/2015 (C)	3,000,000	2,999,050
South Carolina Electric & Gas Co.
0.12%, 04/29/2015	3,000,000	2,998,787
Southern Co. Funding Corp.
0.03%, 04/10/2015 - 04/17/2015 (C)	7,000,000	6,999,139
0.30%, 04/10/2015 (C)	5,000,000	4,999,625

		20,696,421

Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.39%, 04/02/2015 (B) (C)	3,000,000	2,999,967

Oil, Gas & Consumable Fuels - 0.5%
Devon Energy Corp.
0.60%, 05/01/2015 (B) (C)	3,000,000	2,998,500

Software - 4.2% (B) (C)
Manhattan Asset Funding Co. LLC
0.15%, 04/06/2015	2,988,000	2,987,938
0.18%, 04/07/2015	10,000,000	9,999,700
0.19%, 04/28/2015	13,000,000	12,998,147

		25,985,785

Total Commercial Paper (Cost $375,246,662)		375,246,662

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 1.1%
Federal Home Loan Bank Discount Notes
0.06%, 04/24/2015 (B)	6,800,000	6,799,739

Total Short-Term U.S. Government Agency Obligation (Cost $6,799,739)		6,799,739

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 19.5% (B)

Barclays Capital, Inc. 0.10%, dated 03/31/2015, to be repurchased at $37,000,103 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 1.50% - 6.44%, due 10/15/2037 - 03/15/2045, and with a total value of $37,740,001.

	$ 37,000,000	$ 37,000,000
Goldman Sachs & Co. 0.15%, dated 03/31/2015, to be repurchased at $32,800,137 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 0.00% - 4.50%, due 02/01/2018 - 03/01/2045, and with a total value of $33,456,001.	32,800,000	32,800,000
ING Financial Markets LLC 0.13%, dated 03/31/2015, to be repurchased at $50,000,181 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/01/2042, and with a value of $51,000,868.	50,000,000	50,000,000
State Street Bank & Trust Co. 0.01%, dated 03/31/2015, to be repurchased at $133,606 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/15/2040, and with a value of $138,683.	133,606	133,606

Total Repurchase Agreements (Cost $119,933,606)		119,933,606

Total Investments (Cost $617,105,547) (D)		617,105,547
Net Other Assets (Liabilities) - (0.1)%		(747,955)

Net Assets - 100.0%		$ 616,357,592

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Corporate Debt Security	$—	$15,000,000	$—	$15,000,000
Certificates of Deposit	—	100,125,540	—	100,125,540
Commercial Paper	—	375,246,662	—	375,246,662
Short-Term U.S. Government Agency Obligation	—	6,799,739	—	6,799,739
Repurchase Agreements	—	119,933,606	—	119,933,606

Total Investments	$—	$617,105,547	$—	$617,105,547

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Total aggregate value of illiquid securities is $29,900,000, representing 4.9% of the Portfolio’s net assets.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $275,226,666, representing 44.7% of the Portfolio’s net assets.

(D)	Aggregate cost for federal income tax purposes is $617,105,547.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 46.9%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 12,800,000	$ 13,303,001
3.13%, 08/15/2044	2,000,000	2,240,782
3.38%, 05/15/2044	9,000,000	10,543,356
3.50%, 02/15/2039	9,000,000	10,656,558
6.13%, 08/15/2029	3,000,000	4,458,516
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019	7,980,320	8,128,084
0.38%, 07/15/2023	5,022,000	5,149,514
U.S. Treasury Note
0.13%, 04/30/2015	3,000,000	2,999,532
0.25%, 05/15/2015 - 12/31/2015	8,255,000	8,256,288
0.38%, 11/15/2015	4,000,000	4,004,064
0.88%, 02/28/2017	10,000,000	10,063,280
1.00%, 09/15/2017	25,000,000	25,171,875
1.38%, 02/29/2020 (A)	13,000,000	13,003,042
1.50%, 12/31/2018 - 11/30/2019	19,210,000	19,380,290
1.75%, 09/30/2019	10,000,000	10,190,620
2.00%, 09/30/2020	3,700,000	3,800,596
2.00%, 02/15/2025 (A)	8,000,000	8,050,624
2.38%, 08/15/2024	8,125,000	8,446,189

Total U.S. Government Obligations (Cost $161,377,549)		167,846,211

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.5%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	5,000,000	7,417,585
Federal Home Loan Mortgage Corp. REMIC
4.00%, 08/15/2028 - 02/15/2029	2,720,752	2,845,074
5.00%, 07/15/2018	295,421	295,782
Federal National Mortgage Association
1.98%, 06/25/2021	713,803	718,296
Government National Mortgage Association
4.00%, 08/20/2037	1,040,237	1,061,311
4.58%, 06/20/2062	9,995,993	10,911,706
4.60%, 10/20/2061	9,628,704	10,377,509
4.65%, 08/20/2061	9,955,802	10,750,036
4.66%, 09/20/2061 - 10/20/2061	17,318,611	18,662,986
4.70%, 07/20/2061 - 12/20/2061	16,238,406	17,529,626
Overseas Private Investment Corp.
5.14%, 12/15/2023	31,292	35,301

Total U.S. Government Agency Obligations (Cost $80,152,441)		80,605,212

MORTGAGE-BACKED SECURITIES - 0.5% (B)
BCAP LLC Trust
Series 2009-RR6, Class 2A1
2.53%, 08/26/2035 (C)	1,349,580	1,342,377
Citigroup Mortgage Loan Trust
Series 2010-10, Class 4A1
4.00%, 01/25/2036	542,715	553,070

Total Mortgage-Backed Securities (Cost $1,843,672)		1,895,447

ASSET-BACKED SECURITIES - 9.5%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A
0.87%, 07/25/2036 (C)	7,033,483	7,106,983

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Educational Services of America, Inc.
Series 2012-2, Class A
0.90%, 04/25/2039 (B) (C)	$ 5,011,451	$ 5,024,004
EFS Volunteer No. 3 LLC
Series 2012-1, Class A1
0.77%, 10/25/2021 (B) (C)	2,034,079	2,035,668
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.42%, 03/20/2036 (C)	3,745,487	3,716,369
Series 2007-1, Class A4
0.54%, 03/20/2036 (C)	2,938,000	2,889,270
South Carolina Student Loan Corp.
Series 2010-1, Class A2
1.26%, 07/25/2025 (C)	8,519,953	8,597,144
U.S. Small Business Administration
Series 2012-10B, Class 1
2.25%, 09/10/2022	4,519,482	4,517,696

Total Asset-Backed Securities (Cost $32,848,903)		33,887,134

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.8% (C)
North Texas Higher Education Authority, Inc., Revenue Bonds
Series 1
1.17%, 12/01/2034	6,400,389	6,468,873
Vermont Student Assistance Corp., Certificate of Obligation
0.88%, 07/28/2034	3,484,901	3,474,063

Total Municipal Government Obligations (Cost $9,869,161)		9,942,936

CORPORATE DEBT SECURITIES - 13.2%
Aerospace & Defense - 0.4%
Exelis, Inc.
5.55%, 10/01/2021	1,385,000	1,529,720

Banks - 1.9% (B)
Barclays Bank PLC
10.18%, 06/12/2021	1,440,000	1,969,877
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (C) (D)	1,400,000	1,802,500
ING Bank NV
5.80%, 09/25/2023	1,500,000	1,698,178
Societe Generale SA
5.75%, 04/20/2016	1,323,000	1,379,110

		6,849,665

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 5,000,000	1,540,004

Building Products - 0.4%
Owens Corning
4.20%, 12/15/2022	$ 1,500,000	1,565,336

Capital Markets - 0.4%
Morgan Stanley
3.75%, 02/25/2023	1,500,000	1,571,009

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.7%
Discover Financial Services
3.85%, 11/21/2022	$ 2,300,000	$ 2,359,717

Diversified Financial Services - 3.5%
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	1,410,000	1,520,182
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (C) (D)	1,700,000	1,659,625
Portmarnock Leasing LLC
1.74%, 10/22/2024	2,482,982	2,454,517
Private Export Funding Corp.
4.55%, 05/15/2015	7,000,000	7,035,833

		12,670,157

Diversified Telecommunication Services - 1.2%
CenturyLink, Inc.
5.80%, 03/15/2022 (A)	1,170,000	1,218,262
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (B)	1,750,000	2,019,766
Verizon Communications, Inc.
4.50%, 09/15/2020	875,000	966,239

		4,204,267

Insurance - 2.2%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,750,000	1,909,756
Nippon Life Insurance Co.
5.00%, 10/18/2042 (B) (C)	1,025,000	1,101,875
Stone Street Trust
5.90%, 12/15/2015 (B)	2,500,000	2,576,857
ZFS Finance USA Trust II
6.45%, 12/15/2065 (B) (C)	2,100,000	2,205,000

		7,793,488

Media - 0.5%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	1,675,000	1,762,938

Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer Partners, LP
7.60%, 02/01/2024	1,000,000	1,245,891

Road & Rail - 0.7%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (B)	2,000,000	2,322,100

Wireless Telecommunication Services - 0.6%
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2040 (B)	2,017,598	2,028,275

Total Corporate Debt Securities (Cost $45,819,046)		47,442,567

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.0%
U.S. Treasury Bill
0.05%, 06/18/2015 (E)	7,000,000	6,999,264

Total Short-Term U.S. Government Obligation (Cost $6,999,264)		6,999,264

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (E)	21,999,670	$ 21,999,670

Total Securities Lending Collateral (Cost $21,999,670)		21,999,670

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (E), dated 03/31/2015, to be repurchased at $4,529,188 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $4,619,835.	$ 4,529,187	4,529,187

Total Repurchase Agreement (Cost $4,529,187)		4,529,187

Total Investments (Cost $365,438,893) (F)		375,147,628
Net Other Assets (Liabilities) - (4.8)%		(17,151,340)

Net Assets - 100.0%		$ 357,996,288

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (G)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	100	06/30/2015	$ 102,648
10-Year U.S. Treasury Note	Long	175	06/19/2015	296,338

Total				$ 398,986

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$167,846,211	$—	$167,846,211
U.S. Government Agency Obligations	—	80,605,212	—	80,605,212
Mortgage-Backed Securities	—	1,895,447	—	1,895,447
Asset-Backed Securities	—	33,887,134	—	33,887,134
Municipal Government Obligations	—	9,942,936	—	9,942,936
Corporate Debt Securities	—	47,442,567	—	47,442,567
Short-Term U.S. Government Obligation	—	6,999,264	—	6,999,264
Securities Lending Collateral	21,999,670	—	—	21,999,670
Repurchase Agreement	—	4,529,187	—	4,529,187

Total Investments	$21,999,670	$353,147,958	$—	$375,147,628

Derivative Financial Instruments
Futures Contracts (I)	$398,986	$—	$—	$398,986

Total Derivative Financial Instruments	$398,986	$—	$—	$398,986

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $21,547,974. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $28,058,657, representing 7.8% of the Portfolio’s net assets.

(C)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(D)	The security has a perpetual maturity; the date displayed is the next call date.
(E)	Rate disclosed reflects the yield at March 31, 2015.
(F)

Aggregate cost for federal income tax purposes is $365,438,893. Aggregate gross unrealized appreciation and depreciation for all securities is $11,344,599 and $1,635,864, respectively. Net unrealized appreciation for tax purposes is $9,708,735.

(G)	Cash in the amount of $2,667,352 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(H)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 25.2%
U.S. Treasury Bond
3.13%, 11/15/2041	$ 680,000	$ 760,112
3.63%, 08/15/2043	2,887,000	3,528,003
3.75%, 08/15/2041	945,000	1,174,457
4.38%, 05/15/2040	5,080,400	6,864,494
5.38%, 02/15/2031	1,949,500	2,770,119
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2018 - 01/15/2022	1,996,587	2,031,689
0.63%, 07/15/2021	1,925,876	2,018,409
1.13%, 01/15/2021	1,910,532	2,050,837
1.25%, 07/15/2020	84,671	91,782
1.38%, 07/15/2018 - 01/15/2020	2,390,323	2,574,622
1.88%, 07/15/2019	713,757	786,918
2.13%, 01/15/2019	498,625	548,915
U.S. Treasury Note
0.25%, 07/31/2015	8,417,000	8,420,948
0.88%, 11/30/2016	3,352,000	3,374,783
1.00%, 09/30/2016	4,030,000	4,064,634
1.38%, 07/31/2018	2,530,000	2,559,452
1.50%, 08/31/2018	10,495,000	10,656,529
1.63%, 11/15/2022	1,580,000	1,564,818
1.75%, 07/31/2015	5,636,000	5,667,263
2.13%, 12/31/2015	7,229,600	7,331,263
2.25%, 11/15/2024	1,295,000	1,331,321
2.38%, 08/15/2024	655,000	680,893
2.63%, 11/15/2020	1,079,000	1,143,150
2.75%, 02/15/2019 - 02/15/2024	21,363,000	22,701,034
3.13%, 10/31/2016	3,775,000	3,934,849
3.50%, 05/15/2020	3,056,500	3,372,417
3.63%, 02/15/2021	1,200,000	1,339,500

Total U.S. Government Obligations (Cost $99,422,452)		103,343,211

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.3%
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	745,000	770,402
3.00%, 07/01/2043	998,185	1,020,135
4.00%, 11/01/2025 - 04/01/2042	719,823	770,392
4.00%, TBA	2,065,000	2,202,129
4.50%, 05/01/2023	52,203	56,010
4.75%, 11/17/2015	1,000,000	1,028,019
5.00%, 12/01/2038 - 04/01/2040	1,317,872	1,461,098
5.50%, 04/01/2038 - 10/01/2038	554,746	622,575
6.00%, 11/01/2037	48,485	55,132
6.75%, 03/15/2031	245,000	374,003
Federal National Mortgage Association
1.25%, 01/30/2017	740,000	748,483
2.50%, TBA	2,635,000	2,700,772
2.63%, 09/06/2024	1,070,000	1,108,616
3.00%, 05/01/2027 - 09/01/2043	5,472,605	5,619,999
3.00%, TBA	4,110,000	4,300,408
3.50%, 11/01/2025 - 01/01/2026	449,950	479,806
3.50%, TBA	9,640,000	10,100,536
4.00%, 03/01/2024 - 09/01/2025	314,486	334,119
4.00%, TBA	4,905,000	5,236,087
4.50%, TBA	3,129,000	3,404,989
5.00%, 03/01/2023 - 08/01/2040	1,059,843	1,180,163
5.38%, 06/12/2017	4,680,000	5,150,714
5.50%, 12/01/2023 - 12/01/2039	963,719	1,077,247
6.00%, 03/01/2038 - 02/01/2040	629,838	718,918
6.63%, 11/15/2030	414,000	623,109
7.25%, 05/15/2030 (A)	445,000	705,737

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
3.00%, TBA	$ 3,075,000	$ 3,157,160
3.50%, 02/15/2042	935,246	986,407
3.50%, TBA	2,020,000	2,122,893
4.00%, 12/15/2040 - 11/20/2041	1,028,478	1,106,301
4.50%, 06/15/2039 - 07/20/2041	1,714,371	1,879,489
5.00%, 08/15/2039 - 09/20/2041	877,076	982,419
5.50%, 12/20/2038 - 04/15/2040	410,239	464,824
6.00%, 06/15/2037	91,548	104,319

Total U.S. Government Agency Obligations (Cost $61,545,694)		62,653,410

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
European Investment Bank
2.88%, 09/15/2020	220,000	235,074
4.88%, 02/15/2036	285,000	383,513
5.13%, 05/30/2017	85,000	92,839
Inter-American Development Bank Series MTN
3.88%, 02/14/2020	635,000	707,299
International Bank for Reconstruction & Development Series MTN
4.75%, 02/15/2035	245,000	317,696
Israel Government International Bond
5.13%, 03/26/2019	310,000	351,075
Mexico Government International Bond
4.00%, 10/02/2023 (A)	850,000	899,300

Total Foreign Government Obligations (Cost $2,803,220)		2,986,796

MORTGAGE-BACKED SECURITIES - 0.5%
GS Mortgage Securities Trust
Series 2006-GG6, Class A4
5.55%, 04/10/2038 (B)	780,000	792,641
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	151,879	157,654
Series 2006-CB17, Class A4
5.43%, 12/12/2043	177,735	186,498
Series 2007-C1, Class A4
5.72%, 02/15/2051	128,775	136,941
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.82%, 06/15/2038 (B)	477,329	497,301
Series 2006-C6, Class A4
5.37%, 09/15/2039	334,000	350,690

Total Mortgage-Backed Securities (Cost $2,230,759)		2,121,725

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (C)
California - 0.0% (C)
State of California, General Obligation Unlimited
7.60%, 11/01/2040	115,000	184,521

Total Municipal Government Obligation (Cost $118,958)		184,521

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 10.5%
Aerospace & Defense - 0.3%
Boeing Co.
6.00%, 03/15/2019	$ 577,000	$ 673,919
Lockheed Martin Corp.
4.07%, 12/15/2042	185,000	193,231
Raytheon Co.
2.50%, 12/15/2022	170,000	169,534
United Technologies Corp.
4.50%, 06/01/2042	220,000	244,010
4.88%, 05/01/2015	85,000	85,198

		1,365,892

Air Freight & Logistics - 0.0% (C)
United Parcel Service, Inc.
2.45%, 10/01/2022	170,000	171,170

Automobiles - 0.6%
Ford Motor Co.
4.75%, 01/15/2043	1,960,000	2,143,011
Toyota Motor Credit Corp.
0.88%, 07/17/2015 (A)	250,000	250,404

		2,393,415

Banks - 0.9%
Barclays Bank PLC
5.14%, 10/14/2020	110,000	122,212
BB&T Corp. Series MTN
1.45%, 01/12/2018	160,000	160,278
BNP Paribas SA
5.00%, 01/15/2021	85,000	96,349
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	590,000	614,900
Deutsche Bank AG
6.00%, 09/01/2017	90,000	99,186
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	280,598
KFW
4.50%, 07/16/2018	310,000	343,418
Mellon Capital IV
4.00%, 05/01/2015 (A) (B) (D)	115,000	94,904
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300,000	325,471
PNC Funding Corp.
5.13%, 02/08/2020	517,000	590,778
5.63%, 02/01/2017	95,000	102,125
Royal Bank of Canada Series MTN
1.50%, 01/16/2018 (A)	155,000	155,953
Wells Fargo & Co.
1.50%, 01/16/2018	255,000	256,220
3.45%, 02/13/2023	175,000	179,061
3.68%, 06/15/2016 (E)	99,000	102,510
5.63%, 12/11/2017	85,000	94,440
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	56,207

		3,674,610

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	122,344
5.38%, 01/15/2020	50,000	57,593

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Coca-Cola Co.
3.30%, 09/01/2021	$ 140,000	$ 149,522
PepsiCo, Inc.
3.00%, 08/25/2021 (A)	180,000	188,624

		518,083

Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85,000	97,203
5.75%, 03/15/2040	140,000	170,175

		267,378

Capital Markets - 0.9%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	159,322
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	382,718
4.00%, 03/03/2024	842,000	889,869
5.35%, 01/15/2016	95,000	98,255
6.13%, 02/15/2033	95,000	121,172
Series MTN
6.00%, 06/15/2020	50,000	58,358
7.50%, 02/15/2019	435,000	519,164
Morgan Stanley
2.13%, 04/25/2018	370,000	374,064
4.88%, 11/01/2022	345,000	376,796
Series MTN
5.50%, 07/24/2020	200,000	229,392
6.63%, 04/01/2018	420,000	477,688
UBS AG Series MTN
5.88%, 07/15/2016	100,000	105,792

		3,792,590

Chemicals - 0.3%
Dow Chemical Co.
4.25%, 11/15/2020	80,000	87,757
8.55%, 05/15/2019	80,000	100,162
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	374,488
4.25%, 04/01/2021	200,000	219,883
Ecolab, Inc.
5.50%, 12/08/2041	130,000	158,421
Lubrizol Corp.
8.88%, 02/01/2019	15,000	18,720
Praxair, Inc.
3.55%, 11/07/2042	160,000	156,865

		1,116,296

Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
4.30%, 06/01/2021	145,000	157,935
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50,000	58,101
Republic Services, Inc.
3.80%, 05/15/2018	115,000	121,925

		337,961

Communications Equipment - 0.1%
Cisco Systems, Inc.
5.90%, 02/15/2039	160,000	205,625

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Harris Corp.
6.38%, 06/15/2019	$ 70,000	$ 80,026
Motorola Solutions, Inc.
7.50%, 05/15/2025	15,000	18,534

		304,185

Construction Materials - 0.0% (C)
CRH America, Inc.
8.13%, 07/15/2018	165,000	196,506

Consumer Finance - 0.1%
American Express Co.
5.50%, 09/12/2016	90,000	95,756
8.13%, 05/20/2019	75,000	92,726
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	95,472
4.75%, 07/15/2021	80,000	89,699
HSBC Finance Corp.
6.68%, 01/15/2021	155,000	184,052

		557,705

Diversified Financial Services - 1.7%
Bank of America Corp.
4.10%, 07/24/2023	355,000	378,802
Series MTN
4.13%, 01/22/2024	825,000	883,440
5.63%, 07/01/2020	205,000	236,339
5.65%, 05/01/2018	90,000	99,834
7.63%, 06/01/2019	445,000	537,109
Bear Stearns Cos. LLC
5.55%, 01/22/2017	90,000	96,274
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	200,000	218,886
Citigroup, Inc.
3.50%, 05/15/2023	385,000	383,934
3.88%, 10/25/2023	848,000	895,123
5.85%, 08/02/2016	100,000	106,135
8.50%, 05/22/2019	405,000	504,379
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58,000	62,206
Credit Suisse USA, Inc.
5.85%, 08/16/2016	95,000	101,435
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	460,000	474,067
General Electric Capital Corp.
2.95%, 05/09/2016	120,000	123,027
Series MTN
5.63%, 09/15/2017 - 05/01/2018	345,000	383,886
Jefferies Group LLC
6.88%, 04/15/2021	90,000	101,765
8.50%, 07/15/2019	20,000	23,920
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	392,623
4.40%, 07/22/2020	540,000	593,048
4.63%, 05/10/2021	53,000	59,202
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	159,192

		6,814,626

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.45%, 05/15/2021	361,000	395,457
5.35%, 09/01/2040	95,000	103,675
5.80%, 02/15/2019	135,000	152,977

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	$ 75,000	$ 87,315
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	84,655
6.42%, 06/20/2016	75,000	79,691
Verizon Communications, Inc.
4.60%, 04/01/2021	220,000	244,352
5.15%, 09/15/2023	260,000	298,086

		1,446,208

Electric Utilities - 0.3%
AEP Texas Central Co.
6.65%, 02/15/2033	85,000	113,638
Commonwealth Edison Co.
5.80%, 03/15/2018	50,000	56,382
Duke Energy Carolinas LLC
4.25%, 12/15/2041	145,000	159,534
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	118,968
Florida Power & Light Co.
4.13%, 02/01/2042	115,000	127,469
Georgia Power Co.
5.40%, 06/01/2018	50,000	55,994
NiSource Finance Corp.
6.80%, 01/15/2019	170,000	200,044
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	100,000	116,775
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	181,894
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	98,964
6.25%, 12/01/2015	205,000	212,438

		1,442,100

Electronic Equipment, Instruments & Components - 0.0% (C)
Corning, Inc.
4.75%, 03/15/2042	155,000	169,110

Energy Equipment & Services - 0.1%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60,000	61,063
5.20%, 09/01/2020	50,000	56,338
Noble Holding International, Ltd.
4.90%, 08/01/2020	55,000	53,279
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	70,000	87,250
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	137,779
6.50%, 08/15/2018	50,000	57,142
Weatherford International, Ltd.
9.63%, 03/01/2019	125,000	143,200

		596,051

Food & Staples Retailing - 0.4%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	71,164
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	164,362
CVS Health Corp.
4.75%, 05/18/2020	480,000	542,521

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	$ 105,000	$ 105,653
2.88%, 04/01/2015	95,000	95,000
4.25%, 04/15/2021	538,000	603,946

		1,582,646

Food Products - 0.1%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55,000	56,403
5.10%, 07/15/2015	35,000	35,408
Kraft Foods Group, Inc.
5.38%, 02/10/2020	78,000	88,686
Mondelez International, Inc.
4.13%, 02/09/2016	95,000	97,561

		278,058

Health Care Equipment & Supplies - 0.2%
Medtronic, Inc.
4.50%, 03/15/2042	135,000	147,619
Zimmer Holdings, Inc.
3.55%, 04/01/2025	490,000	500,164

		647,783

Health Care Providers & Services - 0.1%
Anthem, Inc.
7.00%, 02/15/2019	80,000	94,332
Cigna Corp.
4.50%, 03/15/2021	75,000	84,204
Express Scripts Holding Co.
3.90%, 02/15/2022	175,000	185,817
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30,000	33,949

		398,302

Hotels, Restaurants & Leisure - 0.0% (C)
McDonald’s Corp. Series MTN
5.00%, 02/01/2019	85,000	95,588
Yum! Brands, Inc.
3.88%, 11/01/2020	60,000	63,876

		159,464

Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115,000	126,844
Procter & Gamble Co.
4.70%, 02/15/2019	85,000	95,077

		221,921

Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90,000	101,662
Exelon Generation Co. LLC
4.00%, 10/01/2020 (A)	145,000	153,523

		255,185

Industrial Conglomerates - 0.1%
General Electric Co.
5.25%, 12/06/2017	365,000	402,918

Insurance - 0.3%
American International Group, Inc.
5.05%, 10/01/2015	100,000	102,126
6.40%, 12/15/2020	70,000	84,792
Series MTN
5.60%, 10/18/2016	75,000	79,952

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Aon Corp.
5.00%, 09/30/2020	$ 75,000	$ 84,450
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018	205,000	230,829
Genworth Holdings, Inc. Series MTN
6.52%, 05/22/2018	45,000	46,692
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	15,000	17,221
6.30%, 03/15/2018	49,000	55,081
Lincoln National Corp.
8.75%, 07/01/2019	135,000	169,869
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55,000	62,045
MetLife, Inc.
7.72%, 02/15/2019	145,000	175,674
Prudential Financial, Inc. Series MTN
3.00%, 05/12/2016	60,000	61,357
5.38%, 06/21/2020	90,000	103,404
XLIT, Ltd.
5.75%, 10/01/2021	80,000	94,107

		1,367,599

IT Services - 0.2%
Computer Sciences Corp.
6.50%, 03/15/2018	75,000	82,891
HP Enterprise Services LLC
7.45%, 10/15/2029	75,000	94,986
International Business Machines Corp.
4.00%, 06/20/2042	92,000	92,477
5.60%, 11/30/2039	5,000	6,158
5.70%, 09/14/2017	100,000	111,081
Xerox Corp.
2.80%, 05/15/2020	359,000	362,222
4.50%, 05/15/2021	80,000	86,811

		836,626

Machinery - 0.1%
Caterpillar, Inc.
3.90%, 05/27/2021	488,000	537,122
7.38%, 03/01/2097	55,000	78,116

		615,238

Media - 0.6%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	98,662
6.55%, 03/15/2033	75,000	99,451
8.00%, 10/17/2016	100,000	110,510
CBS Corp.
5.75%, 04/15/2020	55,000	63,211
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	327,357
Comcast Corp.
6.50%, 01/15/2017	85,000	93,220
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	380,000	393,865
4.60%, 02/15/2021	90,000	98,413
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	57,385
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39,000	47,849

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Time Warner Cable, Inc.
4.13%, 02/15/2021	$ 455,000	$ 489,346
5.00%, 02/01/2020	145,000	161,814
5.85%, 05/01/2017	100,000	108,768
Time Warner, Inc.
4.70%, 01/15/2021	115,000	128,031
Viacom, Inc.
3.50%, 04/01/2017	60,000	62,296
6.25%, 04/30/2016	60,000	63,567
Walt Disney Co. Series MTN
5.50%, 03/15/2019	85,000	97,777
WPP Finance
4.75%, 11/21/2021	16,000	18,024

		2,519,546

Metals & Mining - 0.2%
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	150,835
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	90,000	95,288
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	133,469
Rio Tinto Finance USA PLC
4.13%, 08/21/2042 (A)	155,000	152,658
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80,000	86,179
6.50%, 07/15/2018	45,000	51,698
Teck Resources, Ltd.
6.00%, 08/15/2040	115,000	109,417

		779,544

Multi-Utilities - 0.1%
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	130,774
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	120,000	156,422
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	90,000	109,252
Dominion Resources, Inc.
7.50%, 06/30/2066 (B)	95,000	98,087

		494,535

Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	50,000	55,827
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	150,000	160,114
Nordstrom, Inc.
6.25%, 01/15/2018	30,000	33,837

		249,778

Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120,000	128,014
6.38%, 09/15/2017	59,000	65,645
BP Capital Markets PLC
4.50%, 10/01/2020	195,000	216,302
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	120,000	132,438
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	102,485
Devon Energy Corp.
4.75%, 05/15/2042	140,000	149,729
Encana Corp.
3.90%, 11/15/2021	180,000	188,368

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP
6.13%, 02/15/2017	$ 100,000	$ 107,977
6.70%, 07/01/2018	90,000	102,206
Hess Corp.
6.00%, 01/15/2040	50,000	55,618
8.13%, 02/15/2019	295,000	354,191
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	59,344
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125,000	137,585
Marathon Petroleum Corp.
3.50%, 03/01/2016	19,000	19,415
5.13%, 03/01/2021	33,000	37,118
Noble Energy, Inc.
8.25%, 03/01/2019	75,000	89,724
Occidental Petroleum Corp.
2.70%, 02/15/2023	150,000	148,954
ONEOK Partners, LP
3.25%, 02/01/2016	60,000	60,800
Petro-Canada
6.05%, 05/15/2018	90,000	101,150
Shell International Finance BV
4.38%, 03/25/2020	55,000	61,532
Total Capital International SA
2.70%, 01/25/2023	165,000	164,430
Valero Energy Corp.
6.13%, 02/01/2020	90,000	104,261
Williams Partners, LP
5.25%, 03/15/2020	90,000	99,083

		2,686,369

Paper & Forest Products - 0.0% (C)
International Paper Co.
7.50%, 08/15/2021	90,000	113,077

Pharmaceuticals - 0.3%
AbbVie, Inc.
4.40%, 11/06/2042	220,000	226,472
AstraZeneca PLC
6.45%, 09/15/2037	100,000	137,562
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	223,405
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	56,557
Johnson & Johnson
3.55%, 05/15/2021	200,000	218,778
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	79,469
Novartis Capital Corp.
2.90%, 04/24/2015	95,000	95,126
Pfizer, Inc.
6.20%, 03/15/2019	100,000	116,994
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	6,000	7,624
Wyeth LLC
5.50%, 02/15/2016	90,000	93,819

		1,255,806

Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	99,412
HCP, Inc.
6.00%, 01/30/2017	90,000	97,197
Health Care REIT, Inc.
4.95%, 01/15/2021	175,000	194,383

		390,992

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	$ 175,000	$ 186,108
Ryder System, Inc. Series MTN
3.50%, 06/01/2017	60,000	62,661
Union Pacific Corp.
4.75%, 09/15/2041	140,000	163,133

		411,902

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	200,000	245,231

Software - 0.2%
Microsoft Corp.
4.00%, 02/08/2021	200,000	222,576
Oracle Corp.
2.38%, 01/15/2019	365,000	375,024
5.25%, 01/15/2016	85,000	88,170

		685,770

Specialty Retail - 0.1%
AutoZone, Inc.
5.50%, 11/15/2015	55,000	56,620
Home Depot, Inc.
5.40%, 03/01/2016	85,000	88,736
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	153,091

		298,447

Technology Hardware, Storage & Peripherals - 0.0% (C)
Hewlett-Packard Co.
4.30%, 06/01/2021	80,000	85,956

Tobacco - 0.1%
Altria Group, Inc.
9.25%, 08/06/2019	118,000	151,404
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	56,489
6.38%, 05/16/2038	105,000	139,156
Reynolds American, Inc.
6.75%, 06/15/2017	100,000	110,970

		458,019

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
4.38%, 03/16/2021	230,000	254,953

Total Corporate Debt Securities (Cost $40,632,572)		42,859,551

CONVERTIBLE BONDS - 0.0% (C)
Electric Utilities - 0.0% (C)
TECO Finance, Inc.
5.15%, 03/15/2020	75,000	84,875

Oil, Gas & Consumable Fuels - 0.0% (C)
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	50,000	55,277

Real Estate Investment Trusts - 0.0% (C)
HCP, Inc. Series MTN
6.70%, 01/30/2018	25,000	28,258

Total Convertible Bonds (Cost $158,742)		168,410

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (C)
Volkswagen AG
1.66% (F)	699	$ 186,284

Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy, Inc.
2.74% (A) (F)	6,600	192,859

Total Convertible Preferred Stocks (Cost $332,611)		379,143

PREFERRED STOCKS - 0.0% (C)
Automobiles - 0.0% (C)
Porsche Automobil Holding SE
2.20% (F)	698	68,651

Household Products - 0.0% (C)
Henkel AG & Co. KGaA
1.09% (F)	444	52,300

Total Preferred Stocks (Cost $65,675)		120,951

COMMON STOCKS - 35.7%
Aerospace & Defense - 0.7%
Airbus Group NV	2,514	163,380
BAE Systems PLC	10,735	83,364
Boeing Co.	3,100	465,248
Bombardier, Inc., Class B	5,300	10,462
General Dynamics Corp.	1,300	176,449
Honeywell International, Inc.	2,700	281,637
Lockheed Martin Corp.	1,200	243,552
Northrop Grumman Corp.	1,000	160,960
Precision Castparts Corp.	500	105,000
Raytheon Co.	2,500	273,125
Rockwell Collins, Inc. (A)	700	67,585
Rolls-Royce Holdings PLC (G)	6,828	96,526
Safran SA	1,048	73,246
Singapore Technologies Engineering, Ltd.	4,000	10,143
Textron, Inc.	400	17,732
Thales SA	600	33,354
United Technologies Corp.	3,700	433,640
Zodiac Aerospace	1,500	49,725

		2,745,128

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc. (A)	600	43,932
Deutsche Post AG	3,560	111,373
Expeditors International of Washington, Inc.	900	43,362
FedEx Corp.	1,300	215,085
TNT Express NV	2,822	17,966
United Parcel Service, Inc., Class B	2,600	252,044
Yamato Holdings Co., Ltd.	1,600	36,980

		720,742

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Airlines - 0.2%
ANA Holdings, Inc.	15,000	$ 40,247
Cathay Pacific Airways, Ltd.	8,000	18,492
Delta Air Lines, Inc.	3,400	152,864
easyJet PLC	2,300	64,210
Japan Airlines Co., Ltd.	1,000	31,184
Ryanair Holdings PLC, ADR	72	4,807
Singapore Airlines, Ltd.	2,000	17,415
Southwest Airlines Co.	5,400	239,220
United Continental Holdings, Inc. (G)	2,000	134,500

		702,939

Auto Components - 0.3%
Aisin Seiki Co., Ltd.	500	18,177
Autoliv, Inc. (A)	300	35,331
BorgWarner, Inc.	1,000	60,480
Bridgestone Corp.	2,800	112,434
Cie Generale des Etablissements Michelin, Class B	701	69,805
Continental AG	385	91,198
Delphi Automotive PLC, Class A	1,700	135,558
Denso Corp.	2,100	96,005
Johnson Controls, Inc.	4,900	247,156
Magna International, Inc., Class A	2,200	117,612
NGK Spark Plug Co., Ltd.	1,000	26,931
NOK Corp. (A)	600	18,110
Nokian Renkaat OYJ (A)	750	22,459
Pirelli & C. SpA	1,800	29,922
Sumitomo Electric Industries, Ltd.	2,700	35,457
Sumitomo Rubber Industries, Ltd.	900	16,644
Toyoda Gosei Co., Ltd.	800	17,916
Toyota Industries Corp.	500	28,682
Valeo SA	200	29,903

		1,209,780

Automobiles - 0.7%
Bayerische Motoren Werke AG	1,182	148,002
Daihatsu Motor Co., Ltd. (A)	1,100	16,857
Daimler AG	4,103	395,867
Fiat Chrysler Automobiles NV (G)	2,926	47,665
Ford Motor Co.	12,800	206,592
Fuji Heavy Industries, Ltd.	3,000	99,829
General Motors Co.	5,963	223,613
Harley-Davidson, Inc.	700	42,518
Honda Motor Co., Ltd. (A)	6,900	224,544
Isuzu Motors, Ltd.	2,500	33,299
Mazda Motor Corp.	2,200	44,739
Mitsubishi Motors Corp. (A)	3,400	30,758
Nissan Motor Co., Ltd. (A)	10,500	107,158
Peugeot SA (G)	2,690	45,093
Renault SA	805	73,375
Suzuki Motor Corp.	1,300	39,157
Tesla Motors, Inc. (A) (G)	358	67,580
Toyota Motor Corp. (A)	12,000	838,754
Volkswagen AG	214	55,236
Yamaha Motor Co., Ltd.	1,000	24,196

		2,764,832

Banks - 2.7%
Aozora Bank, Ltd. (A)	5,000	17,760
Australia & New Zealand Banking Group, Ltd.	11,341	316,492
Banca Monte dei Paschi di Siena SpA (A) (G)	381	253
Banco Bilbao Vizcaya Argentaria SA	22,763	230,269
Banco Comercial Portugues SA, Class R (G)	154,800	15,929
Banco de Sabadell SA (A)	9,913	24,292
Banco Espirito Santo SA (G) (H) (I)	8,203	0
Banco Popular Espanol SA (A)	10,763	52,749

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Banco Santander SA, Class A	52,632	$ 397,110
Bank Hapoalim BM	1,671	8,046
Bank Leumi Le-Israel BM (G)	5,397	20,032
Bank of East Asia, Ltd.	8,000	31,834
Bank of Ireland (G)	139,800	53,213
Bank of Kyoto, Ltd.	4,000	41,989
Bank of Montreal (A)	2,699	161,742
Bank of Nova Scotia	5,200	260,872
Bank of Yokohama, Ltd.	3,000	17,610
Bankia SA (G)	48,100	67,132
Barclays PLC	64,908	233,586
BB&T Corp.	5,300	206,647
BNP Paribas SA	4,645	282,541
BOC Hong Kong Holdings, Ltd.	13,500	47,974
CaixaBank SA	9,638	45,754
Canadian Imperial Bank of Commerce, Class B	1,500	108,744
Chiba Bank, Ltd.	5,000	36,770
Chugoku Bank, Ltd.	1,500	22,450
CIT Group, Inc.	1,000	45,120
Commerzbank AG (G)	5,282	72,981
Commonwealth Bank of Australia	6,725	478,404
Credit Agricole SA	4,350	63,963
Danske Bank A/S, Class R	2,342	61,848
DBS Group Holdings, Ltd.	7,000	103,851
Deutsche Bank AG	5,484	190,816
DNB ASA	3,574	57,543
Erste Group Bank AG	1,034	25,499
Fifth Third Bancorp	8,200	154,570
Fukuoka Financial Group, Inc., Class A	3,000	15,483
Hachijuni Bank, Ltd.	2,000	14,141
Hang Seng Bank, Ltd.	2,800	50,563
HSBC Holdings PLC	82,183	699,765
ING Groep NV, CVA (G)	16,960	248,834
Intesa Sanpaolo SpA	49,480	168,442
Iyo Bank, Ltd.	2,000	23,796
Joyo Bank, Ltd. (A)	3,000	15,458
KBC Groep NV (G)	1,053	65,172
KeyCorp	4,700	66,552
Lloyds Banking Group PLC (G)	249,033	289,179
M&T Bank Corp. (A)	400	50,800
Mitsubishi UFJ Financial Group, Inc.	53,900	334,226
Mizrahi Tefahot Bank, Ltd. (G)	1,100	11,168
Mizuho Financial Group, Inc. (A)	96,700	170,204
National Australia Bank, Ltd., Class N	9,497	278,847
National Bank of Canada (A)	1,400	51,112
Natixis, Class A	7,161	53,599
Nordea Bank AB	13,099	160,160
Oversea-Chinese Banking Corp., Ltd.	13,000	100,128
PNC Financial Services Group, Inc.	1,900	177,156
Raiffeisen Bank International AG	432	6,048
Regions Financial Corp.	5,500	51,975
Resona Holdings, Inc.	8,000	39,795
Royal Bank of Canada (A)	6,100	367,190
Royal Bank of Scotland Group PLC (G)	12,643	63,766
Seven Bank, Ltd.	5,320	26,304
Shinsei Bank, Ltd., Class A (A)	10,000	19,927
Shizuoka Bank, Ltd. (A)	2,000	20,011
Skandinaviska Enskilda Banken AB, Class A	5,953	69,745
Societe Generale SA	3,082	149,027
Standard Chartered PLC	8,658	140,441
Sumitomo Mitsui Financial Group, Inc. (A)	5,700	218,690
Sumitomo Mitsui Trust Holdings, Inc.	14,000	57,840
SunTrust Banks, Inc.	4,600	189,014

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Suruga Bank, Ltd.	2,000	$ 41,606
Svenska Handelsbanken AB, Class A	2,204	99,629
Swedbank AB, Class A (A)	3,890	93,093
Toronto-Dominion Bank	7,800	333,850
U.S. Bancorp	6,900	301,323
UniCredit SpA, Class A	18,466	125,686
Unione di Banche Italiane SCpA	8,200	64,232
United Overseas Bank, Ltd.	6,000	100,557
Wells Fargo & Co.	21,400	1,164,160
Westpac Banking Corp.	12,953	388,509

		11,133,588

Beverages - 0.8%
Anheuser-Busch InBev NV	3,375	412,977
Asahi Group Holdings, Ltd.	1,400	44,515
Brown-Forman Corp., Class B	600	54,210
Carlsberg A/S, Class B	449	37,090
Coca-Cola Amatil, Ltd. (A)	2,030	16,667
Coca-Cola Co.	17,200	697,460
Coca-Cola Enterprises, Inc.	1,300	57,460
Coca-Cola HBC AG, CDI (G)	2,980	53,709
Diageo PLC	10,637	293,409
Dr. Pepper Snapple Group, Inc.	1,200	94,176
Heineken Holding NV, Class A	788	54,312
Heineken NV	712	54,379
Kirin Holdings Co., Ltd.	3,200	42,076
Monster Beverage Corp. (G)	1,500	207,593
PepsiCo, Inc.	6,600	631,092
Pernod Ricard SA	783	92,738
Remy Cointreau SA	600	44,193
SABMiller PLC	3,436	180,432
Suntory Beverage & Food, Ltd.	900	38,646
Treasury Wine Estates, Ltd.	5,251	20,477

		3,127,611

Biotechnology - 0.7%
Actelion, Ltd. (G)	700	81,107
Alexion Pharmaceuticals, Inc. (G)	808	140,026
Alkermes PLC (A) (G)	643	39,204
Amgen, Inc.	3,333	532,780
Biogen, Inc. (G)	1,000	422,240
Celgene Corp. (G)	3,800	438,064
CSL, Ltd.	1,863	130,714
Gilead Sciences, Inc. (G)	6,500	637,845
Grifols SA	894	38,432
Regeneron Pharmaceuticals, Inc., Class A (A) (G)	400	180,592
Vertex Pharmaceuticals, Inc. (G)	800	94,376

		2,735,380

Building Products - 0.1%
Asahi Glass Co., Ltd.	4,400	28,909
ASSA Abloy AB, Class B	1,169	69,770
Cie de St-Gobain	1,980	87,065
Daikin Industries, Ltd.	1,000	67,086
Geberit AG	200	75,119
LIXIL Group Corp. (A)	1,400	33,233
TOTO, Ltd.	3,000	44,649

		405,831

Capital Markets - 0.7%
Aberdeen Asset Management PLC	13,100	89,312
Ameriprise Financial, Inc.	1,000	130,840
Bank of New York Mellon Corp.	5,000	201,200
BlackRock, Inc., Class A	500	182,920
Charles Schwab Corp.	8,600	261,784
CI Financial Corp. (A)	2,400	67,099

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Daiwa Securities Group, Inc.	7,000	$ 55,213
Franklin Resources, Inc.	1,200	61,584
Goldman Sachs Group, Inc.	1,700	319,549
Hargreaves Lansdown PLC	5,300	90,570
IGM Financial, Inc., Class B (A)	1,800	63,967
Invesco, Ltd.	1,500	59,535
Julius Baer Group, Ltd. (G)	1,358	68,138
Macquarie Group, Ltd.	1,200	70,075
Mediobanca SpA	1,088	10,453
Morgan Stanley	6,300	224,847
Nomura Holdings, Inc.	15,400	90,678
Northern Trust Corp.	2,500	174,125
Partners Group Holding AG	400	119,572
Schroders PLC, Series R	1,300	61,709
State Street Corp.	1,900	139,707
T. Rowe Price Group, Inc.	1,500	121,470
TD Ameritrade Holding Corp.	2,000	74,520
UBS Group AG (G)	13,224	249,294

		2,988,161

Chemicals - 1.1%
Agrium, Inc. (A)	400	41,688
Air Liquide SA, Class A	1,419	182,788
Air Products & Chemicals, Inc.	1,600	242,048
Air Water, Inc.	2,000	35,819
Airgas, Inc.	700	74,277
Akzo Nobel NV	623	47,173
Arkema SA	220	17,441
Asahi Kasei Corp. (A)	5,000	47,901
BASF SE, Class R	3,931	391,191
Celanese Corp., Series A	800	44,688
CF Industries Holdings, Inc., Class B	200	56,736
Dow Chemical Co.	4,300	206,314
E.I. du Pont de Nemours & Co.	3,400	242,998
Eastman Chemical Co.	600	41,556
Ecolab, Inc.	2,100	240,198
FMC Corp., Class A (A)	600	34,350
Givaudan SA (G)	100	181,313
Hitachi Chemical Co., Ltd.	700	15,011
Incitec Pivot, Ltd.	7,463	23,135
Israel Chemicals, Ltd.	1,656	11,777
Israel Corp., Ltd.	6	2,090
Johnson Matthey PLC	1,200	60,274
JSR Corp.	600	10,421
K+S AG	602	19,684
Kansai Paint Co., Ltd.	1,300	23,673
Koninklijke DSM NV	1,052	58,787
Kuraray Co., Ltd.	1,000	13,566
LANXESS AG	1,000	53,359
Linde AG	812	165,584
LyondellBasell Industries NV, Class A (A)	2,726	239,343
Mitsubishi Chemical Holdings Corp.	6,000	34,949
Mitsubishi Gas Chemical Co., Inc.	2,000	9,872
Mitsui Chemicals, Inc.	4,000	12,874
Monsanto Co. (A)	1,900	213,826
Mosaic Co.	2,000	92,120
Nippon Paint Holdings Co., Ltd.	1,000	36,687
Nitto Denko Corp.	700	46,867
Novozymes A/S, Class B	1,430	65,443
Orica, Ltd. (A)	841	12,817
Potash Corp. of Saskatchewan, Inc.	3,700	119,278
PPG Industries, Inc.	400	90,216
Praxair, Inc.	1,100	132,814
Sherwin-Williams Co.	600	170,700

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Shin-Etsu Chemical Co., Ltd.	1,700	$ 111,269
Sigma-Aldrich Corp.	1,000	138,250
Solvay SA, Class A	297	42,968
Sumitomo Chemical Co., Ltd.	5,000	25,764
Syngenta AG	359	122,166
Taiyo Nippon Sanso Corp. (A)	3,000	40,997
Teijin, Ltd.	4,000	13,607
Toray Industries, Inc. (A)	5,000	41,981
Umicore SA	293	12,249
Yara International ASA	701	35,678

		4,448,575

Commercial Services & Supplies - 0.2%
ADT Corp. (A)	550	22,836
Aggreko PLC	1,285	29,107
Brambles, Ltd.	3,848	33,763
Dai Nippon Printing Co., Ltd. (A)	3,000	29,216
Edenred	711	17,748
G4S PLC	15,300	67,135
Republic Services, Inc., Class A	1,400	56,784
Secom Co., Ltd.	800	53,529
Securitas AB, Class B	2,900	41,654
Societe BIC SA	200	28,494
Stericycle, Inc. (A) (G)	600	84,258
Toppan Printing Co., Ltd. (A)	2,000	15,442
Tyco International, Ltd.	4,300	185,158
Waste Management, Inc.	3,300	178,959

		844,083

Communications Equipment - 0.4%
Alcatel-Lucent (G)	12,500	47,311
Cisco Systems, Inc.	22,700	624,817
F5 Networks, Inc., Class B (G)	500	57,470
Juniper Networks, Inc.	1,800	40,644
Motorola Solutions, Inc.	2,213	147,541
Nokia OYJ	16,698	127,657
QUALCOMM, Inc.	7,300	506,182
Telefonaktiebolaget LM Ericsson, Class B	12,776	160,810

		1,712,432

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	855	30,338
Bouygues SA, Class A	792	31,118
Chiyoda Corp.	1,000	8,571
Ferrovial SA	2,900	61,741
Fluor Corp.	600	34,296
JGC Corp. (A)	1,300	25,890
Kajima Corp.	4,900	22,797
Leighton Holdings, Ltd.	3,687	59,394
Obayashi Corp.	6,000	39,021
Shimizu Corp.	5,000	33,893
Skanska AB, Class B	2,057	46,193
SNC-Lavalin Group, Inc.	1,300	40,369
Taisei Corp. (A)	5,200	29,439
Vinci SA	1,996	114,242

		577,302

Construction Materials - 0.1%
Boral, Ltd. (A)	2,548	12,381
CRH PLC	3,321	86,523
Fletcher Building, Ltd.	3,130	19,703
HeidelbergCement AG	650	51,587
Holcim, Ltd. (G)	832	62,199
Imerys SA	600	44,096
James Hardie Industries PLC, CDI (A)	4,700	54,627

	Shares	Value
COMMON STOCKS (continued)
Construction Materials (continued)
Lafarge SA	552	$ 35,820
Taiheiyo Cement Corp.	8,000	24,480

		391,416

Consumer Finance - 0.2%
Acom Co., Ltd. (A) (G)	7,500	26,077
AEON Financial Service Co., Ltd. (A)	1,000	25,305
American Express Co.	3,800	296,856
Capital One Financial Corp.	2,500	197,050
Credit Saison Co., Ltd.	600	10,796
Discover Financial Services	1,300	73,255
Navient Corp.	2,600	52,858
Synchrony Financial (A) (G)	3,400	103,190

		785,387

Containers & Packaging - 0.0% (C)
Amcor, Ltd.	3,510	37,534
Ball Corp.	600	42,384
Toyo Seikan Group Holdings, Ltd.	1,600	23,506

		103,424

Distributors - 0.0% (C)
Genuine Parts Co.	600	55,914
Jardine Cycle & Carriage, Ltd.	180	5,385

		61,299

Diversified Consumer Services - 0.0% (C)
Benesse Holdings, Inc. (A)	300	9,455

Diversified Financial Services - 1.1%
ASX, Ltd.	1,449	45,701
Bank of America Corp.	45,600	701,784
Berkshire Hathaway, Inc., Class B (G)	5,100	736,032
Citigroup, Inc.	12,911	665,175
CME Group, Inc., Class A (A)	1,000	94,710
Credit Suisse Group AG (G)	5,302	142,834
Deutsche Boerse AG	586	47,925
Eurazeo SA	881	60,466
Exor SpA	1,400	63,661
First Pacific Co., Ltd.	17,000	16,994
Groupe Bruxelles Lambert SA	429	35,588
Hong Kong Exchanges and Clearing, Ltd.	4,600	112,676
Industrivarden AB, Class C	2,000	37,598
Intercontinental Exchange, Inc.	640	149,293
Investment AB Kinnevik, Class B	999	33,419
Investor AB, Class B	1,891	75,468
Japan Exchange Group, Inc. (A)	1,200	34,869
JPMorgan Chase & Co.	16,100	975,338
London Stock Exchange Group PLC	1,500	54,715
McGraw-Hill Financial, Inc.	2,300	237,820
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,120	30,362
Moody’s Corp.	1,000	103,800
ORIX Corp.	5,460	76,868
Pargesa Holding SA	651	45,787
Singapore Exchange, Ltd.	4,000	23,726
Wendel SA	400	47,698

		4,650,307

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	24,800	809,720
BCE, Inc.	1,149	48,643
Belgacom SA	842	29,492
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	23,193
BT Group PLC, Class A	33,088	214,982
CenturyLink, Inc. (A)	3,249	112,253

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Deutsche Telekom AG	12,511	$ 229,364
Elisa OYJ (A)	564	14,191
HKT Trust & HKT, Ltd.	14,000	18,058
Iliad SA	123	28,739
Inmarsat PLC	4,216	57,881
Koninklijke KPN NV	27,789	94,391
Nippon Telegraph & Telephone Corp.	1,800	111,015
Orange SA	8,100	130,338
PCCW, Ltd.	8,000	4,881
Singapore Telecommunications, Ltd.	34,000	108,515
Spark New Zealand, Ltd.	6,787	15,120
Swisscom AG	129	74,934
TDC A/S, Class B	2,394	17,157
Telecom Italia SpA (A) (G)	49,323	57,914
Telecom Italia SpA	35,922	33,797
Telefonica Deutschland Holding AG (G)	5,000	28,903
Telefonica SA	19,645	280,095
Telenor ASA	3,562	72,030
TeliaSonera AB	10,340	65,794
Telstra Corp., Ltd.	15,830	76,079
TELUS Corp. (H)	800	26,485
Verizon Communications, Inc. (A)	17,493	850,685
Windstream Holdings, Inc. (A)	8,000	59,200

		3,693,849

Electric Utilities - 0.5%
American Electric Power Co., Inc.	3,600	202,500
AusNet Services	1,005	1,117
Cheung Kong Infrastructure Holdings, Ltd.	6,000	51,698
Chubu Electric Power Co., Inc.	2,300	27,500
Chugoku Electric Power Co., Inc. (A)	1,700	22,197
CLP Holdings, Ltd.	8,500	74,117
Contact Energy, Ltd.	4,565	20,408
Duke Energy Corp.	2,296	176,287
Edison International	900	56,223
EDP - Energias de Portugal SA	10,120	37,922
Electricite de France SA	1,016	24,405
Enel SpA	23,905	108,265
Entergy Corp., Class B	600	46,494
Eversource Energy (A)	1,061	53,602
Exelon Corp. (A)	3,078	103,452
FirstEnergy Corp.	1,066	37,374
Fortis, Inc.	1,300	39,599
Fortum OYJ	1,987	41,790
Hokuriku Electric Power Co.	1,400	18,572
Iberdrola SA	20,045	129,363
Kansai Electric Power Co., Inc. (G)	2,700	25,810
Kyushu Electric Power Co., Inc. (A) (G)	3,500	33,998
NextEra Energy, Inc.	1,700	176,885
Power Assets Holdings, Ltd.	5,000	50,918
PPL Corp.	2,900	97,614
Red Electrica Corp. SA	400	32,576
Shikoku Electric Power Co., Inc. (G)	500	6,170
Southern Co.	3,100	137,268
SSE PLC, Class B	2,398	53,287
Terna Rete Elettrica Nazionale SpA	4,393	19,367
Tohoku Electric Power Co., Inc.	1,300	14,806
Tokyo Electric Power Co., Inc. (G)	5,300	20,107
Xcel Energy, Inc.	1,400	48,734

		1,990,425

Electrical Equipment - 0.3%
ABB, Ltd. (G)	7,949	168,747
Alstom SA (G)	629	19,431
AMETEK, Inc., Class A	1,050	55,167

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Eaton Corp. PLC	1,994	$ 135,472
Emerson Electric Co.	2,700	152,874
Legrand SA	1,171	63,384
Mitsubishi Electric Corp.	8,000	95,285
Nidec Corp.	1,000	66,594
Osram Licht AG	351	17,474
Prysmian SpA	896	18,488
Rockwell Automation, Inc., Class B	500	57,995
Schneider Electric SE	2,182	169,747
Vestas Wind Systems A/S	1,000	41,433

		1,062,091

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	1,200	70,716
Corning, Inc.	3,700	83,916
Hexagon AB, Class B	1,472	52,404
Hirose Electric Co., Ltd. (A)	315	40,815
Hitachi High-Technologies Corp.	500	15,279
Hitachi, Ltd. (A)	19,500	133,842
Hoya Corp.	1,600	64,268
Keyence Corp.	200	109,393
Kyocera Corp.	1,200	65,956
Murata Manufacturing Co., Ltd.	900	124,080
Nippon Electric Glass Co., Ltd.	1,500	7,341
Omron Corp.	600	27,115
TDK Corp.	300	21,362
TE Connectivity, Ltd.	3,400	243,508

		1,059,995

Energy Equipment & Services - 0.4%
Amec Foster Wheeler PLC	1,700	22,835
Baker Hughes, Inc.	3,000	190,740
Cameron International Corp. (G)	2,500	112,800
Diamond Offshore Drilling, Inc. (A)	600	16,074
Ensco PLC, Class A (A)	800	16,856
FMC Technologies, Inc. (G)	800	29,608
Halliburton Co.	3,900	171,132
Kinder Morgan, Inc.	8,156	343,041
National Oilwell Varco, Inc. (A)	1,800	89,982
Noble Corp. PLC (A)	1,000	14,280
Petrofac, Ltd. (A)	2,778	39,272
Saipem SpA (A) (G)	1,338	13,660
Schlumberger, Ltd.	5,639	470,518
Seadrill, Ltd. (A)	1,286	12,085
Subsea 7 SA (A)	1,363	11,734
Technip SA	431	26,124
Tenaris SA (A)	1,818	25,530
Transocean, Ltd. (A)	1,113	16,103
Weatherford International PLC (G)	5,900	72,570
WorleyParsons, Ltd.	874	6,357

		1,701,301

Food & Staples Retailing - 0.8%
Aeon Co., Ltd. (A)	2,200	24,195
Alimentation Couche-Tard, Inc., Class B	1,200	47,818
Carrefour SA	2,140	71,539
Casino Guichard Perrachon SA	508	45,080
Colruyt SA	532	23,190
Costco Wholesale Corp.	1,600	242,392
CVS Health Corp.	4,700	485,087
Delhaize Group SA	429	38,619
Distribuidora Internacional de Alimentacion SA	1,040	8,148
FamilyMart Co., Ltd.	300	12,607
George Weston, Ltd., Class A	400	31,683
ICA Gruppen AB	500	16,784
J. Sainsbury PLC (A)	9,900	38,065

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Jeronimo Martins SGPS SA	1,149	$ 14,455
Koninklijke Ahold NV	2,534	49,998
Kroger Co.	1,600	122,656
Lawson, Inc.	200	13,891
Loblaw Cos., Ltd. (A)	1,809	88,440
Metro AG (A)	1,800	61,150
Seven & I Holdings Co., Ltd.	3,200	134,820
Sysco Corp. (A)	4,300	162,239
Tesco PLC	29,088	104,356
Wal-Mart Stores, Inc.	7,900	649,775
Walgreens Boots Alliance, Inc.	3,700	313,316
Wesfarmers, Ltd.	4,891	163,761
Whole Foods Market, Inc.	1,800	93,744
WM Morrison Supermarkets PLC	23,879	68,542
Woolworths, Ltd.	5,314	119,358

		3,245,708

Food Products - 0.9%
Ajinomoto Co., Inc. (A)	3,000	65,898
Archer-Daniels-Midland Co.	4,900	232,260
Aryzta AG (G)	600	36,890
Associated British Foods PLC	2,519	105,300
Bunge, Ltd.	600	49,416
Campbell Soup Co. (A)	1,100	51,205
Chocoladefabriken Lindt & Spruengli AG	1	63,285
ConAgra Foods, Inc.	1,500	54,795
Danone SA	2,555	172,034
General Mills, Inc.	2,700	152,820
Golden Agri-Resources, Ltd. (A)	31,000	9,600
Hershey Co.	1,300	131,183
Hormel Foods Corp.	1,700	96,645
J.M. Smucker, Co. (A)	500	57,865
Kellogg Co.	2,200	145,090
Kerry Group PLC, Class A	740	49,731
Kraft Foods Group, Inc.	2,033	177,105
Mead Johnson Nutrition Co., Class A	500	50,265
MEIJI Holdings Co., Ltd.	300	36,645
Mondelez International, Inc., Class A	6,100	220,149
Nestle SA	13,962	1,054,549
NH Foods, Ltd.	1,000	23,079
Nisshin Seifun Group, Inc.	2,400	28,295
Nissin Foods Holdings Co., Ltd.	300	14,783
Orkla ASA	4,787	36,219
Saputo, Inc.	1,000	27,484
Tate & Lyle PLC	2,200	19,499
Toyo Suisan Kaisha, Ltd.	1,000	35,269
Unilever NV, CVA	6,902	288,803
Unilever PLC	4,638	193,672
WH Group, Ltd. (G) (J)	24,000	13,683
Wilmar International, Ltd.	8,000	19,004
Yakult Honsha Co., Ltd., Class A (A)	600	41,873
Yamazaki Baking Co., Ltd.	2,500	45,170

		3,799,563

Gas Utilities - 0.1%
APA Group	3,733	25,731
Enagas SA	700	20,044
Gas Natural SDG SA	2,960	66,567
Hong Kong & China Gas Co., Ltd.	22,832	52,658
Osaka Gas Co., Ltd.	7,000	29,340
Snam SpA	8,096	39,347
Toho Gas Co., Ltd. (A)	3,600	21,041
Tokyo Gas Co., Ltd.	9,000	56,746

		311,474

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	6,700	$ 310,411
Baxter International, Inc.	2,000	137,000
Becton Dickinson and Co.	1,700	244,103
Boston Scientific Corp. (G)	6,000	106,500
Coloplast A/S, Class B	750	56,774
CR Bard, Inc.	700	117,145
Edwards Lifesciences Corp. (G)	400	56,984
Elekta AB, Class B (A)	1,200	10,792
Essilor International SA	764	87,735
Getinge AB, Class B (A)	903	22,396
Intuitive Surgical, Inc. (G)	200	101,006
Medtronic PLC	5,712	445,479
Olympus Corp. (G)	800	29,783
Smith & Nephew PLC	4,334	73,548
Sonova Holding AG	403	56,108
St. Jude Medical, Inc. (A)	2,100	137,340
Stryker Corp.	2,400	221,400
Sysmex Corp.	600	33,368
Terumo Corp.	800	21,145
Zimmer Holdings, Inc., Class A	1,200	141,024

		2,410,041

Health Care Providers & Services - 0.7%
Aetna, Inc.	1,600	170,448
Alfresa Holdings Corp.	1,600	22,612
AmerisourceBergen Corp., Class A	1,000	113,670
Anthem, Inc.	1,600	247,056
Cardinal Health, Inc.	900	81,243
Catamaran Corp. (G)	800	47,625
Cigna Corp.	1,300	168,272
DaVita HealthCare Partners, Inc. (G)	1,200	97,536
Express Scripts Holding Co. (G)	2,928	254,063
Fresenius Medical Care AG & Co., KGaA	1,268	105,610
Fresenius SE & Co. KGaA	1,044	62,403
HCA Holdings, Inc. (G)	1,939	145,871
Humana, Inc., Class A (A)	1,300	231,426
Laboratory Corp. of America Holdings (G)	400	50,436
McKesson Corp.	1,000	226,200
Medipal Holdings Corp.	900	11,744
Miraca Holdings, Inc.	300	13,833
Quest Diagnostics, Inc. (A)	1,900	146,015
Ramsay Health Care, Ltd.	2,022	103,553
Ryman Healthcare, Ltd.	1,600	9,378
Sonic Healthcare, Ltd.	2,010	31,292
Suzuken Co., Ltd.	770	23,530
UnitedHealth Group, Inc.	3,800	449,502

		2,813,318

Health Care Technology - 0.1%
Cerner Corp. (G)	3,100	227,106

Hotels, Restaurants & Leisure - 0.5%
Accor SA	574	29,983
Carnival Corp.	3,800	181,792
Carnival PLC, Class A	3,300	161,346
Chipotle Mexican Grill, Inc., Class A (G)	136	88,473
Compass Group PLC	4,540	78,930
Crown Resorts, Ltd.	2,758	28,085
Galaxy Entertainment Group, Ltd.	11,400	51,760
Genting Singapore PLC (A)	36,000	24,134
Hilton Worldwide Holdings, Inc. (G)	2,700	79,974
Las Vegas Sands Corp.	2,900	159,616
Marriott International, Inc., Class A (A)	2,300	184,736
McDonald’s Corp.	4,300	418,992
McDonald’s Holdings Co., Japan, Ltd. (A)	400	8,868

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
MGM China Holdings, Ltd.	10,000	$ 18,910
Oriental Land Co., Ltd. (A)	800	60,666
Sands China, Ltd.	10,000	41,470
Shangri-La Asia, Ltd.	8,000	11,000
SJM Holdings, Ltd. (A)	7,000	9,156
Sodexo SA	250	24,406
Starbucks Corp.	2,700	255,690
Starwood Hotels & Resorts Worldwide, Inc. (A)	600	50,100
Tatts Group, Ltd.	8,000	24,251
Wynn Macau, Ltd. (A)	9,161	19,876
Wynn Resorts, Ltd.	625	78,675
Yum! Brands, Inc.	1,700	133,824

		2,224,713

Household Durables - 0.1%
Electrolux AB, Series B (A)	977	28,044
Garmin, Ltd. (A)	800	38,016
Husqvarna AB, Class B	2,400	17,417
Iida Group Holdings Co., Ltd.	1,600	19,984
Nikon Corp. (A)	1,200	16,109
Panasonic Corp. (A)	9,500	124,914
Rinnai Corp.	200	14,858
Sekisui Chemical Co., Ltd.	3,000	38,996
Sekisui House, Ltd.	3,000	43,661
Sharp Corp. (A) (G)	8,400	16,459
Sony Corp. (G)	4,300	114,370

		472,828

Household Products - 0.4%
Church & Dwight Co., Inc.	900	76,878
Clorox Co. (A)	600	66,234
Colgate-Palmolive Co.	3,400	235,756
Henkel AG & Co. KGaA	564	58,327
Kimberly-Clark Corp.	1,400	149,954
Procter & Gamble Co.	11,600	950,504
Reckitt Benckiser Group PLC, Class A	2,437	209,673
Svenska Cellulosa AB SCA, Class B	2,423	55,904
Unicharm Corp.	1,500	39,421

		1,842,651

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	3,000	38,550
Calpine Corp. (G)	6,500	148,655
Electric Power Development Co., Ltd.	500	16,884
Enel Green Power SpA	17,983	33,626

		237,715

Industrial Conglomerates - 0.6%
3M Co.	2,400	395,880
Danaher Corp.	2,100	178,290
General Electric Co.	44,800	1,111,488
Hutchison Whampoa, Ltd.	9,000	124,796
Keppel Corp., Ltd. (A)	5,200	34,102
Koninklijke Philips NV	3,632	103,198
NWS Holdings, Ltd.	12,000	20,184
Roper Industries, Inc. (A)	400	68,800
Sembcorp Industries, Ltd.	4,000	12,300
Siemens AG, Class A	3,519	381,029
Smiths Group PLC	3,680	61,031
Toshiba Corp. (A)	15,000	63,059

		2,554,157

Insurance - 1.4%
ACE, Ltd.	1,400	156,086
Aflac, Inc.	1,200	76,812

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Ageas	901	$ 32,363
AIA Group, Ltd.	51,600	324,470
Allianz SE, Class A	1,904	331,352
Allstate Corp.	1,200	85,404
American International Group, Inc.	5,920	324,357
AMP, Ltd.	21,333	104,639
Aon PLC	2,300	221,076
Arch Capital Group, Ltd. (G)	300	18,480
Assicurazioni Generali SpA	4,281	84,284
Aviva PLC	10,097	80,881
Chubb Corp., Class A	700	70,770
CNP Assurances	1,601	28,077
Dai-ichi Life Insurance Co., Ltd.	4,700	68,402
Delta Lloyd NV	307	5,790
Everest RE Group, Ltd.	100	17,400
Fairfax Financial Holdings, Ltd.	100	56,058
Gjensidige Forsikring ASA, Class A	1,640	28,339
Great-West Lifeco, Inc. (A)	2,700	78,066
Hannover Rueck SE	1,000	103,439
Hartford Financial Services Group, Inc.	1,800	75,276
Insurance Australia Group, Ltd.	7,001	32,527
Intact Financial Corp.	700	52,737
Legal & General Group PLC	25,762	106,468
Lincoln National Corp.	400	22,984
Loews Corp.	2,700	110,241
Manulife Financial Corp.	7,900	134,167
Mapfre SA	14,080	51,459
Marsh & McLennan Cos., Inc.	3,900	218,751
MetLife, Inc.	4,000	202,200
MS&AD Insurance Group Holdings, Inc. (A)	2,100	59,007
Muenchener Rueckversicherungs-Gesellschaft AG	631	136,205
Old Mutual PLC	21,089	69,480
PartnerRe, Ltd.	300	34,299
Power Corp. of Canada	2,000	52,931
Power Financial Corp. (A)	1,100	32,560
Principal Financial Group, Inc. (A)	1,400	71,918
Progressive Corp.	5,200	141,440
Prudential Financial, Inc.	2,000	160,620
Prudential PLC	9,209	228,406
QBE Insurance Group, Ltd.	5,037	50,027
RenaissanceRe Holdings, Ltd.	200	19,946
RSA Insurance Group PLC	13,480	84,164
Sampo Oyj, Class A	1,811	91,561
SCOR SE	874	29,523
Sompo Japan Nipponkoa Holdings, Inc.	1,700	52,941
Sony Financial Holdings, Inc.	2,620	42,205
Standard Life PLC	14,442	101,889
Sun Life Financial, Inc. (A)	2,500	77,040
Suncorp Group, Ltd.	5,451	56,049
Swiss Life Holding AG (G)	300	74,244
Swiss Re AG	1,463	141,663
T&D Holdings, Inc.	2,450	33,798
Tokio Marine Holdings, Inc.	3,100	117,308
Travelers Cos., Inc.	1,600	173,008
Tryg A/S	292	34,479
UnipolSai SpA	13,078	38,136
Vienna Insurance Group AG Wiener Versicherung Gruppe	330	14,619
Willis Group Holdings PLC	1,000	48,180
XL Group PLC, Class A (A)	2,500	92,000
Zurich Insurance Group AG (G)	509	172,477

		5,835,478

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (G)	1,700	$ 632,570
Liberty Interactive Corp., Series A (G)	2,000	58,380
Netflix, Inc. (A) (G)	200	83,338
Priceline Group, Inc. (G)	200	232,830
Rakuten, Inc.	3,073	54,281

		1,061,399

Internet Software & Services - 0.7%
eBay, Inc. (G)	4,200	242,256
Facebook, Inc., Class A (G)	8,700	715,271
Google, Inc., Class A (G)	1,200	665,640
Google, Inc., Class C (G)	1,200	657,600
LinkedIn Corp., Class A (G)	500	124,930
Twitter, Inc. (G)	4,828	241,786
Yahoo Japan Corp. (A)	4,100	16,956
Yahoo! Inc. (G)	4,200	186,627

		2,851,066

IT Services - 0.7%
Accenture PLC, Class A	2,300	215,487
Amadeus IT Holding SA, Class A	1,507	64,751
AtoS	313	21,630
Automatic Data Processing, Inc.	2,100	179,844
Cap Gemini SA	492	40,402
CGI Group, Inc., Class A (G)	1,300	55,139
Cognizant Technology Solutions Corp., Class A (G)	3,200	199,648
Computershare, Ltd.	3,870	37,493
Fidelity National Information Services, Inc.	1,100	74,866
Fiserv, Inc. (G)	1,000	79,400
Fujitsu, Ltd.	7,000	47,807
International Business Machines Corp.	4,600	738,300
ITOCHU Techno-Solutions Corp. (A)	800	16,642
Mastercard, Inc., Class A	4,000	345,560
Nomura Research Institute, Ltd.	1,500	56,531
NTT Data Corp. (A)	1,211	52,808
Paychex, Inc. (A)	1,200	59,538
Teradata Corp. (A) (G)	1,500	66,210
Visa, Inc., Class A (A)	8,800	575,608
Western Union Co. (A)	2,100	43,701
Xerox Corp.	4,800	61,680

		3,033,045

Leisure Products - 0.0% (C)
Bandai Namco Holdings, Inc.	1,400	27,292
Mattel, Inc. (A)	2,600	59,410
Sankyo Co., Ltd.	300	10,693
Sega Sammy Holdings, Inc. (A)	2,200	32,174
Shimano, Inc.	300	44,724

		174,293

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	116,340
Illumina, Inc. (A) (G)	700	129,948
Lonza Group AG (G)	500	62,513
QIAGEN NV (G)	1,900	47,948
Thermo Fisher Scientific, Inc.	1,500	201,510

		558,259

Machinery - 0.7%
Alfa Laval AB	1,076	21,177
Amada Co., Ltd. (A)	3,000	28,941
Andritz AG	300	17,961
Atlas Copco AB, Class A	2,427	78,710
Atlas Copco AB, Class B	1,598	47,297
Caterpillar, Inc. (A)	2,300	184,069

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
CNH Industrial NV	3,146	$ 25,776
Cummins, Inc.	1,300	180,232
Deere & Co. (A)	1,600	140,304
Dover Corp.	1,300	89,856
FANUC Corp.	800	175,095
GEA Group AG	1,022	49,495
Hino Motors, Ltd.	2,000	28,599
Hitachi Construction Machinery Co., Ltd. (A)	200	3,505
IHI Corp.	5,000	23,471
Illinois Tool Works, Inc., Class A	1,800	174,852
Ingersoll-Rand PLC	2,700	183,816
Joy Global, Inc. (A)	500	19,590
JTEKT Corp.	1,200	18,770
Kawasaki Heavy Industries, Ltd.	7,000	35,427
Komatsu, Ltd. (A)	4,000	78,793
Kone OYJ, Class B (A)	1,488	66,047
Kubota Corp.	5,000	79,335
Kurita Water Industries, Ltd.	500	12,111
Makita Corp. (A)	300	15,608
MAN SE	621	65,438
Metso OYJ (A)	455	13,293
Mitsubishi Heavy Industries, Ltd.	11,000	60,744
Nabtesco Corp.	600	17,409
NGK Insulators, Ltd.	1,400	29,941
NSK, Ltd.	2,000	29,316
PACCAR, Inc. (A)	2,800	176,792
Parker-Hannifin Corp.	1,400	166,292
Pentair PLC (A)	263	16,540
Sandvik AB	3,623	40,575
Schindler Holding AG	200	32,743
Sembcorp Marine, Ltd. (A)	4,000	8,511
SKF AB, Class B	2,461	63,667
SMC Corp.	200	59,774
Stanley Black & Decker, Inc.	1,700	162,112
Sumitomo Heavy Industries, Ltd.	4,000	26,248
THK Co., Ltd.	1,000	25,514
Vallourec SA	994	24,288
Volvo AB, Class B	7,096	85,938
Wartsila OYJ Abp	587	26,017
Weir Group PLC	2,900	73,175
Yangzijiang Shipbuilding Holdings, Ltd. (A)	14,000	12,905

		2,996,069

Marine - 0.0% (C)
A.P. Moller - Maersk A/S, Class A	5	10,168
A.P. Moller - Maersk A/S, Class B (A)	15	31,387
Keuhne & Nagel International AG	443	65,871
Mitsui O.S.K. Lines, Ltd. (A)	7,000	23,813
Nippon Yusen KK	11,000	31,734

		162,973

Media - 1.2%
Axel Springer SE	700	41,397
CBS Corp., Class B	1,500	90,945
Comcast Corp., Class A	8,900	502,583
Comcast Corp., Special Class A (A)	1,500	84,098
Dentsu, Inc.	1,300	55,822
DIRECTV (G)	2,500	212,750
Discovery Communications, Inc., Class C (G)	2,000	58,950
Discovery Communications, Inc., Series A (A) (G)	2,000	61,520
DISH Network Corp., Class A (G)	3,200	224,192
Eutelsat Communications SA	1,278	42,373
ITV PLC	17,100	64,151

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
JCDecaux SA	1,315	$ 44,391
Kabel Deutschland Holding AG (G)	800	104,084
Lagardere SCA	1,800	54,076
Liberty Global PLC, Class A (G)	2,200	113,234
Liberty Global PLC, Series C (G)	2,200	109,582
Liberty Media Corp., Class A (G)	600	23,130
Liberty Media Corp., Class C (G)	1,200	45,840
News Corp., Class A (G)	1,524	24,399
Numericable-SFR SAS (G)	600	32,735
Omnicom Group, Inc. (A)	2,300	179,354
Pearson PLC	2,730	58,761
Publicis Groupe SA	701	54,142
Reed Elsevier NV	3,606	89,916
Reed Elsevier PLC	6,093	104,755
Scripps Networks Interactive, Inc., Class A (A)	900	61,704
SES SA	872	30,866
Shaw Communications, Inc., Class B (A)	2,200	49,366
Singapore Press Holdings, Ltd. (A)	7,000	21,372
Sirius XM Holdings, Inc. (A) (G)	37,874	144,679
Sky PLC	4,495	66,212
Telenet Group Holding NV (G)	200	11,004
Thomson Reuters Corp., Class B (A)	1,600	64,869
Time Warner Cable, Inc.	1,300	194,844
Time Warner, Inc.	3,500	295,540
Toho Co., Ltd.	1,100	26,946
Twenty-First Century Fox, Inc., Class A	6,100	206,424
Twenty-First Century Fox, Inc., Class B	5,900	193,992
Viacom, Inc., Class B	1,200	81,960
Vivendi SA (G)	5,666	140,886
Walt Disney Co.	7,200	755,208
Wolters Kluwer NV	700	22,881
WPP PLC, Class A	3,710	84,257

		4,930,190

Metals & Mining - 0.5%
Agnico Eagle Mines, Ltd.	600	16,671
Alcoa, Inc.	12,400	160,208
Anglo American PLC	4,851	72,823
Antofagasta PLC, Class A	5,815	63,185
ArcelorMittal (A)	4,057	38,279
Barrick Gold Corp.	4,200	45,928
BHP Billiton PLC	7,679	167,847
BHP Billiton, Ltd.	13,601	321,446
Boliden AB	1,192	23,723
Eldorado Gold Corp., Class A	5,200	23,854
First Quantum Minerals, Ltd.	3,948	47,848
Fortescue Metals Group, Ltd. (A)	11,892	17,753
Franco-Nevada Corp.	500	24,231
Freeport-McMoRan, Inc.	3,400	64,430
Fresnillo PLC	4,101	41,519
Glencore PLC (G)	40,302	170,922
Goldcorp, Inc.	2,900	52,480
Hitachi Metals, Ltd.	1,400	21,537
Iluka Resources, Ltd. (A)	5,315	34,410
JFE Holdings, Inc.	2,100	46,470
Kinross Gold Corp. (G)	6,433	14,272
Kobe Steel, Ltd. (A)	9,000	16,659
Mitsubishi Materials Corp. (A)	4,000	13,474
New Gold, Inc. (G)	2,650	8,892
Newcrest Mining, Ltd. (G)	3,252	33,116
Newmont Mining Corp.	2,100	45,591
Nippon Steel & Sumitomo Metal Corp.	31,000	78,188
Norsk Hydro ASA	5,754	30,278
Nucor Corp. (A)	1,000	47,530

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Randgold Resources, Ltd.	700	$ 48,731
Rio Tinto PLC	4,842	199,102
Rio Tinto, Ltd. (A)	1,626	70,876
Silver Wheaton Corp.	1,500	28,495
Sumitomo Metal Mining Co., Ltd.	2,000	29,324
Teck Resources, Ltd., Class B	2,100	28,817
ThyssenKrupp AG	1,549	40,698
Turquoise Hill Resources, Ltd. (G)	16,445	51,287
Voestalpine AG	563	20,640
Yamana Gold, Inc.	3,200	11,471

		2,273,005

Multi-Utilities - 0.4%
AGL Energy, Ltd.	3,330	38,552
Ameren Corp.	1,100	46,420
Canadian Utilities, Ltd., Class A (A)	600	18,840
CenterPoint Energy, Inc.	1,900	38,779
Centrica PLC	21,915	82,247
CMS Energy Corp. (A)	3,100	108,221
Consolidated Edison, Inc. (A)	1,600	97,600
Dominion Resources, Inc.	2,400	170,088
DTE Energy Co.	700	56,483
E.ON SE	8,854	132,189
GDF Suez	5,410	107,064
National Grid PLC, Class B	16,593	212,838
NiSource, Inc., Class B	3,000	132,480
PG&E Corp.	3,100	164,517
Public Service Enterprise Group, Inc.	1,200	50,304
RWE AG	1,736	44,388
SCANA Corp. (A)	1,500	82,485
Sempra Energy	1,090	118,832
Suez Environnement Co.	1,600	27,569
Veolia Environnement SA	2,882	54,587
Wisconsin Energy Corp. (A)	1,300	64,350

		1,848,833

Multiline Retail - 0.3%
Canadian Tire Corp., Ltd., Class A	800	81,500
Dollar General Corp. (G)	2,500	188,450
Dollar Tree, Inc. (G)	800	64,916
Family Dollar Stores, Inc.	700	55,468
Isetan Mitsukoshi Holdings, Ltd.	1,200	19,891
Kohl’s Corp. (A)	800	62,600
Macy’s, Inc.	3,200	207,712
Marks & Spencer Group PLC	13,300	105,551
Next PLC	1,400	145,893
Nordstrom, Inc.	700	56,224
Target Corp. (A)	2,300	188,761

		1,176,966

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp., Class A	1,800	149,058
Apache Corp.	1,400	84,462
ARC Resources, Ltd. (A)	3,200	54,978
Baytex Energy Corp. (A)	900	14,233
BG Group PLC	14,369	176,701
BP PLC	80,568	521,920
Cameco Corp., Class A (A)	2,400	33,445
Canadian Natural Resources, Ltd.	4,700	144,056
Canadian Oil Sands, Ltd.	3,700	28,775
Cenovus Energy, Inc.	2,700	45,513
Chesapeake Energy Corp. (A)	7,000	99,120
Chevron Corp.	8,300	871,334
Cobalt International Energy, Inc. (A) (G)	2,300	21,643
Concho Resources, Inc. (G)	401	46,484
ConocoPhillips	5,300	329,978

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc. (A)	1,100	$ 30,679
Continental Resources, Inc., Class B (A) (G)	2,964	129,438
Crescent Point Energy Corp. (A)	1,300	28,986
Devon Energy Corp., Class A	900	54,279
Enbridge, Inc. (A)	3,300	159,066
EnCana Corp.	3,100	34,609
Eni SpA, Class B	10,808	187,452
EOG Resources, Inc.	2,200	201,718
EQT Corp.	600	49,722
Exxon Mobil Corp.	19,815	1,684,275
Galp Energia SGPS SA, Class B	1,635	17,695
Husky Energy, Inc.	2,700	55,106
Idemitsu Kosan Co., Ltd. (A)	400	6,977
Imperial Oil, Ltd.	1,300	51,885
INPEX Corp.	3,200	35,366
Inter Pipeline, Ltd. (A)	2,000	51,542
JX Holdings, Inc. (A)	8,000	30,830
Keyera Corp. (A)	300	19,956
Koninklijke Vopak NV (A)	738	40,788
Lundin Petroleum AB (A) (G)	1,096	15,030
Marathon Oil Corp.	1,600	41,776
Marathon Petroleum Corp.	1,000	102,390
MEG Energy Corp. (G)	1,600	25,847
Murphy Oil Corp. (A)	700	32,620
Neste Oil OYJ (A)	697	18,286
Noble Energy, Inc.	2,600	127,140
Occidental Petroleum Corp.	2,900	211,700
OMV AG	597	16,408
ONEOK, Inc. (A)	2,500	120,600
Origin Energy, Ltd.	5,154	44,398
Pembina Pipeline Corp. (A)	1,000	31,598
Phillips 66	2,500	196,500
Pioneer Natural Resources Co. (A)	1,200	196,212
Range Resources Corp. (A)	600	31,224
Repsol SA, Class A	5,028	93,719
Royal Dutch Shell PLC, Class A	17,281	514,743
Royal Dutch Shell PLC, Class B	11,229	349,632
Santos, Ltd.	6,203	33,733
Showa Shell Sekiyu KK	200	1,831
Southwestern Energy Co. (A) (G)	1,200	27,828
Spectra Energy Corp. (A)	4,600	166,382
Statoil ASA	4,735	83,935
Talisman Energy, Inc. (A)	4,400	33,732
TonenGeneral Sekiyu KK	3,000	25,939
Total SA	9,376	466,524
Tourmaline Oil Corp. (G)	824	24,937
TransCanada Corp. (A)	2,600	111,181
Tullow Oil PLC	5,814	24,424
Valero Energy Corp.	1,600	101,792
Vermilion Energy, Inc. (A)	500	21,022
Williams Cos., Inc.	3,000	151,770
Woodside Petroleum, Ltd.	3,250	85,449

		9,022,371

Paper & Forest Products - 0.1%
International Paper Co.	3,700	205,313
OJI Holdings Corp. (A)	3,000	12,307
Stora Enso OYJ, Class R	2,963	30,553
UPM-Kymmene OYJ	1,888	36,785

		284,958

Personal Products - 0.1%
Beiersdorf AG (A)	486	42,276
Estee Lauder Cos., Inc., Class A	1,900	158,004
Kao Corp.	1,900	95,051

	Shares	Value
COMMON STOCKS (continued)
Personal Products (continued)
L’Oreal SA	986	$ 181,665
Shiseido Co., Ltd. (A)	900	16,006

		493,002

Pharmaceuticals - 2.7%
AbbVie, Inc., Class G	6,700	392,218
Actavis PLC (G)	2,068	615,478
Astellas Pharma, Inc.	9,500	155,845
AstraZeneca PLC	5,530	379,521
Bayer AG	3,529	531,049
Bristol-Myers Squibb Co.	7,300	470,850
Chugai Pharmaceutical Co., Ltd. (A)	700	22,091
Daiichi Sankyo Co., Ltd. (A)	2,400	38,161
Eisai Co., Ltd. (A)	900	64,047
Eli Lilly & Co.	3,800	276,070
GlaxoSmithKline PLC	21,269	487,770
Hisamitsu Pharmaceutical Co., Inc.	300	12,332
Hospira, Inc. (G)	200	17,568
Johnson & Johnson	12,294	1,236,776
Kyowa Hakko Kirin Co., Ltd.	3,300	43,116
Merck & Co., Inc.	12,900	741,492
Merck KGaA	642	72,172
Mitsubishi Tanabe Pharma Corp.	2,000	34,385
Mylan NV (A) (G)	1,800	106,830
Novartis AG	9,728	962,489
Novo Nordisk A/S, Class B	8,630	462,012
Ono Pharmaceutical Co., Ltd.	200	22,646
Orion OYJ, Class B	552	15,604
Otsuka Holdings Co., Ltd. (A)	1,300	40,750
Perrigo Co. PLC	588	97,343
Pfizer, Inc.	31,700	1,102,843
Roche Holding AG	2,925	806,949
Sanofi	5,364	530,219
Santen Pharmaceutical Co., Ltd.	2,500	36,478
Shionogi & Co., Ltd.	1,000	33,393
Shire PLC	2,902	230,954
Sumitomo Dainippon Pharma Co., Ltd. (A)	2,000	23,746
Taisho Pharmaceutical Holdings Co., Ltd.	201	14,983
Takeda Pharmaceutical Co., Ltd. (A)	3,300	165,062
Teva Pharmaceutical Industries, Ltd.	3,798	238,228
UCB SA	705	51,055
Valeant Pharmaceuticals International, Inc. (G)	1,400	276,573
Zoetis, Inc., Class A	2,080	96,283

		10,905,381

Professional Services - 0.1%
Adecco SA (G)	1,094	91,185
Bureau Veritas SA	784	16,852
Capita PLC	4,652	77,013
Experian PLC	3,140	52,029
Intertek Group PLC	1,100	40,761
Nielsen NV	2,790	124,350
Randstad Holding NV	1,500	91,095
Recruit Holdings Co., Ltd.	900	28,140
SGS SA	28	53,591
Verisk Analytics, Inc., Class A (A) (G)	800	57,120

		632,136

Real Estate Investment Trusts - 0.9%
American Capital Agency Corp.	1,500	31,995
American Realty Capital Properties, Inc.	3,301	32,515
American Tower Corp., Class A	1,400	131,810
Annaly Capital Management, Inc.	7,800	81,120
Ascendas Real Estate Investment Trust	8,000	15,098
AvalonBay Communities, Inc. (A)	300	52,275

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Boston Properties, Inc.	1,200	$ 168,576
British Land Co. PLC	8,400	103,734
CapitaCommercial Trust	11,000	14,147
CapitaMall Trust	7,000	11,222
Crown Castle International Corp.	1,500	123,810
Dexus Property Group	9,833	56,769
Digital Realty Trust, Inc. (A)	500	32,980
Equity Residential	2,300	179,078
Essex Property Trust, Inc. (A)	269	61,843
Federal Realty Investment Trust	500	73,605
Fonciere Des Regions (A)	400	39,642
Gecina SA	205	27,741
General Growth Properties, Inc.	6,114	180,669
Goodman Group	14,735	71,266
GPT Group	7,080	24,644
HCP, Inc.	3,100	133,951
Health Care REIT, Inc.	700	54,152
Host Hotels & Resorts, Inc. (A)	7,000	141,260
ICADE	493	44,560
Japan Real Estate Investment Corp. (A)	6	28,265
Japan Retail Fund Investment Corp., Class A	8	15,915
Kimco Realty Corp.	1,900	51,015
Klepierre	2,069	101,646
Land Securities Group PLC	4,245	78,902
Link REIT	8,000	49,170
Macerich Co., Class A	600	50,598
Mirvac Group	20,200	30,925
Nippon Building Fund, Inc.	4	19,677
Novion Property Group	15,200	29,058
Prologis, Inc., Class A	3,000	130,680
Public Storage	1,000	197,140
RioCan Real Estate Investment Trust	800	18,299
Scentre Group	31,774	90,511
Simon Property Group, Inc.	1,100	215,204
SL Green Realty Corp. (A)	700	89,866
Stockland	15,671	53,711
Unibail-Rodamco SE	369	99,608
Ventas, Inc.	2,200	160,644
Vornado Realty Trust, Class A	1,300	145,600
Westfield Corp.	7,948	57,812
Weyerhaeuser Co.	1,800	59,670

		3,662,378

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd., Class A	600	11,906
Brookfield Asset Management, Inc., Class A	2,000	106,968
CapitaLand, Ltd.	11,000	28,695
City Developments, Ltd.	2,362	17,315
CK Hutchison Holdings, Ltd.	6,000	122,977
Daito Trust Construction Co., Ltd. (A)	200	22,387
Daiwa House Industry Co., Ltd.	2,000	39,538
Deutsche Annington Immobilien SE	1,600	54,021
Global Logistic Properties, Ltd., Class L	13,000	25,103
Hang Lung Properties, Ltd.	13,000	36,388
Henderson Land Development Co., Ltd.	4,840	33,962
Hulic Co., Ltd.	1,700	19,150
Hysan Development Co., Ltd.	4,389	19,164
IMMOFINANZ AG (A) (G)	3,896	11,466
Kerry Properties, Ltd.	6,000	20,857
Lend Lease Corp., Ltd.	2,300	29,150
Mitsubishi Estate Co., Ltd.	5,200	120,835

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Mitsui Fudosan Co., Ltd.	4,200	$ 123,600
New World Development Co., Ltd.	24,000	27,861
Nomura Real Estate Holdings, Inc.	700	12,642
Sino Land Co., Ltd.	15,200	24,704
Sumitomo Realty & Development Co., Ltd.	1,900	68,508
Sun Hung Kai Properties, Ltd.	7,000	108,079
Swire Pacific, Ltd., Series A	2,500	33,956
Swire Properties, Ltd.	8,000	26,056
Tokyu Fudosan Holdings Corp.	4,000	27,348
UOL Group, Ltd.	4,000	22,268
Wharf Holdings, Ltd.	6,000	41,831
Wheelock & Co., Ltd.	4,000	20,483

		1,257,218

Road & Rail - 0.4%
Aurizon Holdings, Ltd.	13,914	51,398
Canadian National Railway Co.	3,600	241,090
Canadian Pacific Railway, Ltd. (A)	700	128,167
Central Japan Railway Co.	618	112,047
ComfortDelGro Corp., Ltd.	7,000	14,741
CSX Corp.	4,400	145,728
DSV A/S	915	28,482
East Japan Railway Co. (A)	1,400	112,528
Hankyu Hanshin Holdings, Inc.	2,900	17,966
Kansas City Southern	500	51,040
Keikyu Corp.	3,000	24,038
Keio Corp.	2,000	15,725
Keisei Electric Railway Co., Ltd.	1,600	19,918
Kintetsu Corp. (A)	7,000	25,739
MTR Corp., Ltd.	4,000	18,987
Nippon Express Co., Ltd.	3,000	16,809
Norfolk Southern Corp.	800	82,336
Odakyu Electric Railway Co., Ltd.	2,000	20,428
Tobu Railway Co., Ltd.	4,000	19,010
Tokyu Corp.	3,000	18,610
Union Pacific Corp.	3,400	368,254
West Japan Railway Co.	720	37,839

		1,570,880

Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp. (A)	1,200	15,198
Altera Corp.	1,100	47,201
Analog Devices, Inc., Class A	1,000	63,000
Applied Materials, Inc., Class A	9,700	218,832
ARM Holdings PLC	6,042	99,038
ASM Pacific Technology, Ltd. (A)	1,178	12,293
ASML Holding NV	1,528	155,738
Avago Technologies, Ltd., Class A	1,100	139,678
Broadcom Corp., Class A	3,300	142,873
Infineon Technologies AG	7,649	91,540
Intel Corp.	21,300	666,051
KLA-Tencor Corp.	700	40,803
Marvell Technology Group, Ltd.	2,500	36,750
Maxim Integrated Products, Inc., Class A	1,300	45,253
Micron Technology, Inc. (G)	4,600	124,798
NVIDIA Corp. (A)	4,100	85,793
ROHM Co., Ltd.	900	61,758
STMicroelectronics NV, Class B	4,800	44,882
Texas Instruments, Inc.	4,200	240,177
Tokyo Electron, Ltd.	600	41,933
Xilinx, Inc. (A)	1,100	46,530

		2,420,119

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 1.0%
Activision Blizzard, Inc. (A)	9,100	$ 206,797
Adobe Systems, Inc. (G)	2,100	155,274
Autodesk, Inc. (G)	900	52,776
CA, Inc.	1,500	48,915
Citrix Systems, Inc. (G)	1,300	83,031
Dassault Systemes	484	32,859
Gemalto NV (A)	600	47,851
GungHo Online Entertainment, Inc. (A)	10,000	39,188
Intuit, Inc.	2,300	223,008
Konami Corp.	1,200	22,512
Microsoft Corp.	33,800	1,374,139
Nexon Co., Ltd.	2,400	25,614
NICE-Systems, Ltd.	371	22,739
Nintendo Co., Ltd.	400	58,949
Open Text Corp. (A)	600	31,673
Oracle Corp.	700	30,175
Oracle Corp.	16,800	724,920
Red Hat, Inc. (G)	600	45,450
Sage Group PLC	7,890	54,623
salesforce.com, Inc. (A) (G)	3,600	240,516
SAP SE	3,935	285,727
Symantec Corp.	6,900	161,219
Trend Micro, Inc.	400	13,207
VMware, Inc., Class A (A) (G)	1,100	90,211

		4,071,373

Specialty Retail - 0.7%
ABC-Mart, Inc. (A)	400	23,446
AutoZone, Inc. (A) (G)	300	204,648
Bed Bath & Beyond, Inc. (A) (G)	1,800	138,195
Fast Retailing Co., Ltd. (A)	200	77,534
Gap, Inc., Class A (A)	4,000	173,320
Hennes & Mauritz AB, Class B	3,974	161,274
Home Depot, Inc.	6,500	738,465
Inditex SA	4,660	149,719
Kingfisher PLC	10,833	61,161
L Brands, Inc.	800	75,432
Lowe’s Cos., Inc.	4,500	334,755
Nitori Holdings Co., Ltd.	900	61,083
O’Reilly Automotive, Inc. (G)	400	86,496
Ross Stores, Inc.	600	63,216
Sanrio Co., Ltd. (A)	300	8,042
Shimamura Co., Ltd.	300	27,815
Staples, Inc.	2,500	40,712
Tiffany & Co.	500	44,005
TJX Cos., Inc.	2,700	189,135
USS Co., Ltd.	2,700	46,780
Yamada Denki Co., Ltd. (A)	7,200	29,716

		2,734,949

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	25,865	3,218,382
Blackberry, Ltd. (A) (G)	1,700	15,154
Brother Industries, Ltd. (A)	2,200	35,090
Canon, Inc.	4,800	170,012
EMC Corp.	7,400	189,144
FUJIFILM Holdings Corp.	1,700	60,616
Hewlett-Packard Co.	7,200	224,352
Konica Minolta, Inc.	1,500	15,271
NEC Corp.	7,000	20,603
NetApp, Inc. (A)	3,400	120,564
Ricoh Co., Ltd. (A)	2,000	21,812
SanDisk Corp.	1,000	63,620
Seagate Technology PLC (A)	2,800	145,684

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Seiko Epson Corp.	1,600	$ 28,429
Western Digital Corp.	900	81,909

		4,410,642

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	924	73,213
Burberry Group PLC	5,118	131,570
Christian Dior SE	182	34,393
CIE Financiere Richemont SA	1,908	153,732
Coach, Inc., Class A	2,400	99,432
Fossil Group, Inc. (A) (G)	320	26,384
Gildan Activewear, Inc., Class A (A)	1,200	35,378
Hermes International	67	23,659
HUGO BOSS AG, Class A	400	48,709
Kering	240	46,915
Li & Fung, Ltd.	20,000	19,529
lululemon athletica, Inc. (G)	234	14,981
Luxottica Group SpA	871	55,350
LVMH Moet Hennessy Louis Vuitton SE	1,261	222,569
Michael Kors Holdings, Ltd. (G)	830	54,572
NIKE, Inc., Class B	2,600	260,858
Pandora A/S	300	27,351
Ralph Lauren Corp., Class A	700	92,050
Swatch Group AG	346	86,170
VF Corp.	2,800	210,868

		1,717,683

Tobacco - 0.5%
Altria Group, Inc.	7,400	370,148
British American Tobacco PLC	8,243	426,562
Imperial Tobacco Group PLC	3,581	157,396
Japan Tobacco, Inc.	4,678	148,237
Lorillard, Inc.	2,100	137,235
Philip Morris International, Inc.	7,200	542,376
Reynolds American, Inc., Class A (A)	3,000	206,730
Swedish Match AB	871	25,648

		2,014,332

Trading Companies & Distributors - 0.2%
Brenntag AG	900	53,960
Bunzl PLC	2,400	65,187
Fastenal Co. (A)	2,700	111,874
Finning International, Inc.	1,900	35,343
ITOCHU Corp. (A)	6,000	65,110
Marubeni Corp. (A)	6,400	37,140
Mitsubishi Corp. (A)	5,900	119,072
Mitsui & Co., Ltd. (A)	7,400	99,461
Noble Group, Ltd.	31,000	20,782
Rexel SA	1,700	32,108
Sumitomo Corp. (A)	4,100	43,945
Toyota Tsusho Corp. (A)	1,900	50,456
Wolseley PLC	1,230	72,856
WW Grainger, Inc. (A)	600	141,486

		948,780

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	43,752
Aeroports de Paris, Class A	224	26,807
Atlantia SpA	2,254	59,257
Auckland International Airport, Ltd.	4,656	15,664
Hutchison Port Holdings Trust (A)	36,000	25,020
Kamigumi Co., Ltd.	2,000	18,927
Sydney Airport	2,536	10,005
Transurban Group	10,934	79,365

		278,797

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Water Utilities - 0.1%
American Water Works Co., Inc.	1,100	$ 59,631
Severn Trent PLC	1,500	45,815
United Utilities Group PLC	8,508	117,752

		223,198

Wireless Telecommunication Services - 0.3%
KDDI Corp.	7,629	173,050
Millicom International Cellular SA, Class B, SDR	229	16,592
NTT DOCOMO, Inc. (A)	6,500	113,026
Rogers Communications, Inc., Class B (A)	1,700	56,911
SBA Communications Corp., Class A (G)	700	81,970
Softbank Corp.	4,100	238,613
Sprint Corp. (A) (G)	4,100	19,434
StarHub, Ltd.	2,000	6,339
Tele2 AB, Class B	1,910	22,865
Vodafone Group PLC	113,942	372,608

		1,101,408

Total Common Stocks (Cost $107,234,774)		146,415,788

RIGHTS - 0.0% (C)
Banks - 0.0% (C) (G)
Banco Bilbao Vizcaya Argentaria SA	22,763	3,280
Banco de Sabadell SA (A)	9,913	2,515

		5,795

Diversified Telecommunication Services - 0.0% (C)
Telefonica SA (G)	19,645	3,169

Total Rights (Cost $3,223)		8,964

INVESTMENT COMPANIES - 2.3%
Capital Markets - 2.3%
iShares MSCI All Country Asia ex Japan ETF (A)	147,400	9,433,600
iShares MSCI EAFE ETF	1,522	97,667

Total Investment Companies (Cost $9,329,641)		9,531,267

SECURITIES LENDING COLLATERAL - 7.0%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (F)	28,500,472	28,500,472

Total Securities Lending Collateral (Cost $28,500,472)		28,500,472

	Principal	Value
REPURCHASE AGREEMENT - 15.6%
State Street Bank & Trust Co. 0.01% (F), dated 03/31/2015, to be repurchased at $63,814,804 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $65,094,021.	$ 63,814,786	63,814,786

Total Repurchase Agreement (Cost $63,814,786)		63,814,786

Total Investments (Cost $416,193,579) (K)		463,088,995
Net Other Assets (Liabilities) - (12.9)%		(52,850,049)

Net Assets - 100.0%		$ 410,238,946

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (L)

Credit Default Swap Agreements on Credit Indices – Buy Protection (M)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (N)	Fair Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 22	5.00%	06/20/2019	$11,791,918	$(1,024,679)	$(604,390)	$(420,289)

Credit Default Swap Agreements on Credit Indices – Sell Protection (P)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (N)	Fair Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 22	5.00%	06/20/2019	$11,791,918	$1,024,679	$756,590	$268,089

FUTURES CONTRACTS:

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	123	06/19/2015	$ 121,360
DAX® Index	Long	9	06/19/2015	(51,176)
EURO STOXX 50® Index	Long	150	06/19/2015	36,299
FTSE 100 Index	Long	8	06/19/2015	(14,745)
Hang Seng Index	Short	(7)	04/29/2015	(23,697)
MSCI EAFE Mini Index	Long	8	06/19/2015	4,775
S&P 500® E-Mini	Short	(24)	06/19/2015	(31,715)
S&P/ASX 200 Index	Short	(5)	06/18/2015	(4,485)
S&P/TSX 60 Index	Short	(27)	06/18/2015	(62,942)
TOPIX Index	Long	105	06/11/2015	106,654
U.S. Treasury Bond	Long	9	06/19/2015	30,814
U.S. Treasury Bond	Long	48	06/19/2015	59,904

Total				$ 171,046

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	06/18/2015	1,092,997	USD	741,000	GBP	$—	$(5,609)
BCLY	06/18/2015	3,874,196	USD	466,989,000	JPY	—	(23,816)
BNP	06/18/2015	651,447	USD	78,131,000	JPY	—	(721)
BOA	06/18/2015	5,923,377	USD	5,217,000	EUR	307,723	—
CITI	06/18/2015	4,617,024	USD	4,046,000	EUR	261,852	—
GSC	06/18/2015	1,216,005	USD	10,385,000	SEK	8,637	—
HSBC	06/18/2015	4,368,225	USD	5,521,000	CAD	13,726	—
RBS	06/18/2015	4,147,169	USD	5,432,000	AUD	28,119	—
RBS	06/18/2015	4,417,974	USD	2,930,000	GBP	73,956	—
RBS	06/18/2015	957,565	USD	115,931,000	JPY	—	(10,124)
UBS	06/18/2015	1,040,620	USD	967,000	EUR	147	(420)

Total						$694,160	$(40,690)

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments		Value
United States	64.5%		$ 298,829,158
Japan	2.7		12,725,076
United Kingdom	2.5		11,754,833
Switzerland	1.4		6,280,113
Canada	1.3		6,224,447
Germany	1.3		5,790,254
France	1.2		5,721,463
Australia	1.0		4,435,919
Netherlands	0.6		2,769,251
Spain	0.4		2,061,320
Sweden	0.4		1,778,309
Supranational	0.4		1,736,421
Hong Kong	0.4		1,722,991
Ireland	0.3		1,421,397
Italy	0.3		1,211,592
Mexico	0.2		940,819
Singapore	0.2		918,369
Denmark	0.2		873,624
Belgium	0.2		754,677
Israel	0.2		688,348
Finland	0.1		504,243
Austria	0.1		438,112
Norway	0.1		344,022
Bermuda	0.1		282,160
Cayman Islands	0.0	(C)	147,386
Luxembourg	0.0	(C)	111,267
Portugal	0.0	(C)	86,001
New Zealand	0.0	(C)	80,273
Macau	0.0	(C)	80,256
Jersey, Channel Islands	0.0	(C)	48,731
China	0.0	(C)	12,905

Investments, at Value	80.1		370,773,737
Short-Term Investments	19.9		92,315,258

Total Investments	100.0%		$ 463,088,995

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (R)	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$103,343,211	$—	$103,343,211
U.S. Government Agency Obligations	—	62,653,410	—	62,653,410
Foreign Government Obligations	—	2,986,796	—	2,986,796
Mortgage-Backed Securities	—	2,121,725	—	2,121,725
Municipal Government Obligation	—	184,521	—	184,521
Corporate Debt Securities	—	42,859,551	—	42,859,551
Convertible Bonds	—	168,410	—	168,410
Convertible Preferred Stocks	192,859	186,284	—	379,143
Preferred Stocks	—	120,951	—	120,951
Common Stocks
Aerospace & Defense	2,235,390	509,738	—	2,745,128
Air Freight & Logistics	554,423	166,319	—	720,742
Airlines	531,391	171,548	—	702,939
Auto Components	596,137	613,643	—	1,209,780
Automobiles	540,303	2,224,529	—	2,764,832
Banks	3,690,827	7,442,761	0	11,133,588
Beverages	1,741,991	1,385,620	—	3,127,611
Biotechnology	2,485,127	250,253	—	2,735,380
Building Products	—	405,831	—	405,831
Capital Markets	2,083,147	905,014	—	2,988,161
Chemicals	2,421,400	2,027,175	—	4,448,575
Commercial Services & Supplies	527,995	316,088	—	844,083
Communications Equipment	1,376,654	335,778	—	1,712,432
Construction & Engineering	74,665	502,637	—	577,302
Construction Materials	—	391,416	—	391,416
Consumer Finance	723,209	62,178	—	785,387
Containers & Packaging	42,384	61,040	—	103,424
Distributors	55,914	5,385	—	61,299
Diversified Consumer Services	—	9,455	—	9,455
Diversified Financial Services	3,663,952	986,355	—	4,650,307
Diversified Telecommunication Services	1,880,501	1,813,348	—	3,693,849
Electric Utilities	1,176,032	814,393	—	1,990,425
Electrical Equipment	401,508	660,583	—	1,062,091
Electronic Equipment, Instruments & Components	398,140	661,855	—	1,059,995
Energy Equipment & Services	1,527,601	173,700	—	1,701,301
Food & Staples Retailing	2,237,150	1,008,558	—	3,245,708
Food Products	1,446,282	2,353,281	—	3,799,563
Gas Utilities	—	311,474	—	311,474
Health Care Equipment & Supplies	2,018,392	391,649	—	2,410,041
Health Care Providers & Services	2,429,363	383,955	—	2,813,318
Health Care Technology	227,106	—	—	227,106
Hotels, Restaurants & Leisure	1,631,872	592,841	—	2,224,713

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (R)	Value at March 31, 2015
ASSETS (continued)
Investments (continued)
Household Durables	$38,016	$434,812	$—	$472,828
Household Products	1,479,326	363,325	—	1,842,651
Independent Power and Renewable Electricity Producers	187,205	50,510	—	237,715
Industrial Conglomerates	1,754,458	799,699	—	2,554,157
Insurance	2,824,807	3,010,671	—	5,835,478
Internet & Catalog Retail	1,007,118	54,281	—	1,061,399
Internet Software & Services	2,834,110	16,956	—	2,851,066
IT Services	2,694,981	338,064	—	3,033,045
Leisure Products	59,410	114,883	—	174,293
Life Sciences Tools & Services	447,798	110,461	—	558,259
Machinery	1,494,455	1,501,614	—	2,996,069
Marine	—	162,973	—	162,973
Media	3,779,163	1,151,027	—	4,930,190
Metals & Mining	672,005	1,601,000	—	2,273,005
Multi-Utilities	1,149,399	699,434	—	1,848,833
Multiline Retail	905,631	271,335	—	1,176,966
Oil, Gas & Consumable Fuels	6,230,591	2,791,780	—	9,022,371
Paper & Forest Products	205,313	79,645	—	284,958
Personal Products	158,004	334,998	—	493,002
Pharmaceuticals	5,430,324	5,475,057	—	10,905,381
Professional Services	181,470	450,666	—	632,136
Real Estate Investment Trusts	2,598,355	1,064,023	—	3,662,378
Real Estate Management & Development	106,968	1,150,250	—	1,257,218
Road & Rail	1,016,615	554,265	—	1,570,880
Semiconductors & Semiconductor Equipment	1,897,739	522,380	—	2,420,119
Software	3,437,929	633,444	—	4,071,373
Specialty Retail	2,088,379	646,570	—	2,734,949
Technology Hardware, Storage & Peripherals	4,058,809	351,833	—	4,410,642
Textiles, Apparel & Luxury Goods	794,523	923,160	—	1,717,683
Tobacco	1,256,489	757,843	—	2,014,332
Trading Companies & Distributors	288,703	660,077	—	948,780
Transportation Infrastructure	—	278,797	—	278,797
Water Utilities	59,631	163,567	—	223,198
Wireless Telecommunication Services	158,315	943,093	—	1,101,408
Rights	—	8,964	—	8,964
Investment Companies	9,531,267	—	—	9,531,267
Securities Lending Collateral	28,500,472	—	—	28,500,472
Repurchase Agreement	—	63,814,786	—	63,814,786

Total Investments	$128,239,493	$334,849,502	$0	$463,088,995

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$1,024,679	$—	$1,024,679
Futures Contracts (S)	359,806	—	—	359,806
Forward Foreign Currency Contracts (S)	—	694,160	—	694,160

Total Derivative Financial Instruments	$359,806	$1,718,839	$—	$2,078,645

LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements	$—	$(1,024,679)	$—	$(1,024,679)
Futures Contracts (S)	(188,760)	—	—	(188,760)
Forward Foreign Currency Contracts (S)	—	(40,690)	—	(40,690)

Total Derivative Financial Instruments	$(188,760)	$(1,065,369)	$—	$(1,254,129)

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $27,682,230. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The security has a perpetual maturity; the date displayed is the next call date.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2015; the maturity date disclosed is the ultimate maturity date.
(F)	Rate disclosed reflects the yield at March 31, 2015.
(G)	Non-income producing security.
(H)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $26,485, representing less than 0.1% of the Portfolio’s net assets.

(I)	Total aggregate value of illiquid securities is $0, representing less than 0.1% of the Portfolio’s net assets.
(J)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $13,683, representing less than 0.1% of the Portfolio’s net assets.

(K)

Aggregate cost for federal income tax purposes is $416,193,579. Aggregate gross unrealized appreciation and depreciation for all securities is $52,748,105 and $5,852,689, respectively. Net unrealized appreciation for tax purposes is $46,895,416.

(L)	Cash in the amount of $1,788,579 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(M)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(N)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(O)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(P)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Q)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(R)	Level 3 securities were not considered significant to the Portfolio.
(S)	Derivative financial instrument valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2015 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
RBS	Royal Bank of Scotland Group PLC
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depository Interests
CVA	Dutch Certificate Depositary Receipt
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times & London Stock Exchange Index
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 24	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 79.1%
Alternative Investments - 0.2%
Transamerica MLP & Energy Income (A)	248,473	$ 2,628,843

Fixed Income - 39.2%
Transamerica Bond (A)	5,859,365	60,761,611
Transamerica Core Bond (A)	5,404,269	55,177,587
Transamerica Flexible Income (A)	6,422,028	60,816,603
Transamerica Floating Rate (A)	2,718,224	27,046,327
Transamerica High Yield Bond (A)	4,977,733	47,338,242
Transamerica Intermediate Bond (A)	6,022,526	61,851,342
Transamerica Money Market (A)	473,161	473,161
Transamerica PIMCO Total Return VP (B)	3,371,746	40,157,500
Transamerica Short-Term Bond (A)	22,518,301	227,885,206
Transamerica Voya Intermediate Bond VP (B)	404,511	4,158,373
Transamerica Voya Limited Maturity Bond VP (B)	5,723,540	57,807,752

		643,473,704

Global/International Equity - 8.9%
Transamerica Clarion Global Real Estate Securities VP (B)	30,097	410,830
Transamerica Developing Markets Equity (A)	27,696	279,177
Transamerica Emerging Markets Equity (A)	1,467,105	14,568,353
Transamerica Income & Growth (A)	3,448,052	36,411,431
Transamerica International Equity (A)	868,280	15,385,913
Transamerica International Equity Opportunities (A)	2,522,080	20,277,524
Transamerica International Small Cap (A)	3,760,907	36,668,840
Transamerica International Small Cap Value (A)	1,829,466	22,008,479

		146,010,547

U.S. Equity - 30.8%
Transamerica Concentrated Growth (A)	3,948,755	67,760,630
Transamerica Growth Opportunities (A)	2,419,733	26,496,080
Transamerica Jennison Growth VP (B)	4,661,136	51,831,831
Transamerica JPMorgan Mid Cap Value VP (B)	4,747,626	111,569,200
Transamerica Large Cap Value (A)	6,995,191	89,538,447
Transamerica Mid Cap Growth (A)	2,502,085	30,300,250
Transamerica Mid Cap Value Opportunities (A)	1,338,091	15,147,190
Transamerica Small Cap Core (A)	1,054,037	11,404,681
Transamerica Small Cap Growth (A)	2,861,526	37,800,756
Transamerica Small Cap Value (A)	2,745,961	32,924,077
Transamerica Voya Mid Cap Opportunities VP (B)	2,146,280	28,524,059
Transamerica WMC US Growth VP (B)	46,337	1,644,494

		504,941,695

Total Investment Companies (Cost $1,226,632,069)		1,297,054,789

	Principal	Value
REPURCHASE AGREEMENT - 19.5%

State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $319,226,455 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $325,615,082.

	$ 319,226,366	$ 319,226,366

Total Repurchase Agreement (Cost $319,226,366)		319,226,366

Total Investments (Cost $1,545,858,435) (D)		1,616,281,155
Net Other Assets (Liabilities) - 1.4%		23,113,337

Net Assets - 100.0%		$ 1,639,394,492

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (E)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(250)	06/19/2015	$(213,637)
DAX® Index	Long	300	06/19/2015	580,509
EUR June Futures	Short	(2,570)	06/15/2015	(3,776,073)
S&P 500® E-Mini	Short	(1,090)	06/19/2015	410,930
U.S. Treasury Bond	Long	100	06/19/2015	(102,010)

Total				$(3,100,281)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$1,297,054,789	$—	$—	$1,297,054,789
Repurchase Agreement	—	319,226,366	—	319,226,366

Total Investments	$1,297,054,789	$319,226,366	$—	$1,616,281,155

Derivative Financial Instruments
Futures Contracts (G)	$991,439	$—	$—	$991,439

Total Derivative Financial Instruments	$991,439	$—	$—	$991,439

LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(4,091,720)	$—	$—	$(4,091,720)

Total Derivative Financial Instruments	$(4,091,720)	$—	$—	$(4,091,720)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $1,545,858,435. Aggregate gross unrealized appreciation and depreciation for all securities is $77,917,762 and $7,495,042, respectively. Net unrealized appreciation for tax purposes is $70,422,720.

(E)	Cash in the amount of $21,626,325 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(G)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATION:

DAX	Deutscher Aktienindex (Frankfurt Stock Index)

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
Alternative Investments - 1.5%
Transamerica MLP & Energy Income (A)	1,652,769	$ 17,486,292

Fixed Income - 5.3%
Transamerica High Yield Bond (A)	6,436,132	61,207,612

Global/International Equity - 12.9%
Transamerica Clarion Global Real Estate Securities VP (B)	583,207	7,960,782
Transamerica Emerging Markets Equity (A)	2,817,266	27,975,450
Transamerica International Equity (A)	1,168,840	20,711,847
Transamerica International Equity Opportunities (A)	3,847,960	30,937,599
Transamerica International Small Cap (A)	4,444,421	43,333,101
Transamerica International Small Cap Value (A)	1,463,113	17,601,246

		148,520,025

Tactical and Specialty - 9.2% (A)
Transamerica Global Multifactor Macro (C)	4,000,000	40,840,000
Transamerica Managed Futures Strategy	5,554,837	65,435,979

		106,275,979

U.S. Equity - 69.6%
Transamerica Capital Growth (A)	7,206,121	122,864,367
Transamerica Growth Opportunities (A)	6,123,076	67,047,687
Transamerica Jennison Growth VP (B)	10,777,725	119,848,304
Transamerica JPMorgan Mid Cap Value VP (B)	3,487,007	81,944,666
Transamerica Large Cap Value (A)	7,504,586	96,058,707
Transamerica Mid Cap Growth (A)	4,967,117	60,151,782
Transamerica Mid Cap Value Opportunities (A)	7,050,279	79,809,158
Transamerica Small Cap Core (A)	1,727,814	18,694,942
Transamerica Small Cap Growth (A)	2,608,538	34,458,789
Transamerica Small Cap Value (A)	2,265,171	27,159,398
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	3,075	11,898
Transamerica Systematic Small/Mid Cap Value VP (B)	673,596	15,856,449
Transamerica T. Rowe Price Small Cap VP (B)	2,095,724	33,322,018
Transamerica Voya Mid Cap Opportunities VP (B)	3,424,216	45,507,837

		802,736,002

Total Investment Companies (Cost $995,266,497)		1,136,225,910

	Principal	Value
REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co. 0.01% (H), dated 03/31/2015, to be repurchased at $7,054,907 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $7,196,975.

	$ 7,054,905	$ 7,054,905

Total Repurchase Agreement (Cost $7,054,905)		7,054,905

Total Investments (Cost $1,002,321,402) (I)		1,143,280,815
Net Other Assets (Liabilities) - 0.9%		9,974,849

Net Assets - 100.0%		$ 1,153,255,664

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (J)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
DAX® Index	Long	350	06/19/2015	$1,348,122
EUR June Futures	Short	(825)	06/15/2015	(462,949)

Total				$885,173

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (L)	Value at March 31, 2015
ASSETS
Investments
Investment Companies
Alternative Investments	$17,486,292	$—	$—	$17,486,292
Fixed Income	61,207,612	—	—	61,207,612
Global/International Equity	148,520,025	—	—	148,520,025
Tactical and Specialty	106,275,979	—	—	106,275,979
U.S. Equity	802,724,104	—	11,898	802,736,002
Repurchase Agreement	—	7,054,905	—	7,054,905

Total Investments	$1,136,214,012	$7,054,905	$11,898	$1,143,280,815

Derivative Financial Instruments
Futures Contracts (M)	$1,348,122	$—	$—	$1,348,122

Total Derivative Financial Instruments	$1,348,122	$—	$—	$1,348,122

LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(462,949)	$—	$—	$(462,949)

Total Derivative Financial Instruments	$(462,949)	$—	$—	$(462,949)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $11,898, representing less than 0.1% of the Portfolio’s net assets.

(F)	Total aggregate value of illiquid securities is $11,898, representing less than 0.1% of the Portfolio’s net assets.
(G)	At March 31, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$11,898	0.0%(N)

(H)	Rate disclosed reflects the yield at March 31, 2015.
(I)

Aggregate cost for federal income tax purposes is $1,002,321,402. Aggregate gross unrealized appreciation and depreciation for all securities is $144,126,006 and $3,166,593, respectively. Net unrealized appreciation for tax purposes is $140,959,413.

(J)	Cash in the amount of $11,165,692 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Level 3 securities were not considered significant to the Portfolio.
(M)	Derivative financial instrument valued at unrealized appreciation (depreciation).
(N)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATION:

DAX	Deutscher Aktienindex (Frankfurt Stock Index)

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.7%
Alternative Investments - 3.5%
Transamerica MLP & Energy Income (A)	17,875,416	$ 189,121,897

Fixed Income - 17.0%
Transamerica Bond (A)	23,345,383	242,091,617
Transamerica Core Bond (A)	2,236,537	22,835,038
Transamerica Emerging Markets Debt (A)	4,985,300	50,750,353
Transamerica Flexible Income (A)	14,025,234	132,818,969
Transamerica Floating Rate (A)	7,250,913	72,146,588
Transamerica Global Bond (A)	5,317,383	49,664,359
Transamerica High Yield Bond (A)	31,578,211	300,308,782
Transamerica Intermediate Bond (A)	5,520,649	56,697,064
Transamerica Money Market (A)	32,215	32,215
Transamerica PIMCO Total Return VP (B)	37,100	441,858
Transamerica Short-Term Bond (A)	58,259	589,584

		928,376,427

Global/International Equity - 21.5%
Transamerica Clarion Global Real Estate Securities VP (B)	6,921,943	94,484,517
Transamerica Developing Markets Equity (A)	9,776,366	98,545,772
Transamerica Emerging Markets Equity (A)	8,274,557	82,166,349
Transamerica Global Equity (A) (C)	4,862,953	54,562,334
Transamerica Income & Growth (A)	20,265,837	214,007,240
Transamerica International Equity (A)	7,473,113	132,423,570
Transamerica International Equity Opportunities (A)	10,325,404	83,016,249
Transamerica International Small Cap (A)	25,027,033	244,013,570
Transamerica International Small Cap Value (A)	14,341,033	172,522,632

		1,175,742,233

Tactical and Specialty - 0.0% (D)
Transamerica Global Allocation Liquidating Trust (C) (E) (F) (G) (H)	70,452	620,238

U.S. Equity - 51.7%
Transamerica Capital Growth (A)	16,441,088	280,320,551
Transamerica Dividend Focused (A)	3,051,725	40,038,630
Transamerica Growth Opportunities (A)	12,683,773	138,887,314
Transamerica Jennison Growth VP (B)	28,159,006	313,128,151
Transamerica JPMorgan Mid Cap Value VP (B)	15,704,268	369,050,308
Transamerica Large Cap Value (A)	31,595,305	404,419,909
Transamerica Mid Cap Growth (A)	5,671,239	68,678,700
Transamerica Mid Cap Value Opportunities (A)	12,608,812	142,731,752
Transamerica Morgan Stanley Mid-Cap Growth VP (B)	2,074,631	75,869,244
Transamerica Small Cap Core (A)	8,293,974	89,740,804
Transamerica Small Cap Growth (A)	14,327,584	189,267,388
Transamerica Small Cap Value (A)	17,006,689	203,910,199
Transamerica Small Company Growth Liquidating Trust (C) (E) (F) (G) (H)	16,244	62,855
Transamerica Systematic Small/Mid Cap Value VP (B)	7,085,297	166,787,893
Transamerica T. Rowe Price Small Cap VP (B)	11,976,378	190,424,407
Transamerica Voya Large Cap Growth VP (B)	4,935,404	68,898,244

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity (continued)
Transamerica Voya Mid Cap Opportunities VP (B)	5,766,429	$ 76,635,839
Transamerica WMC US Growth VP (B)	63,315	2,247,062

		2,821,099,250

Total Investment Companies (Cost $4,573,881,999)		5,114,960,045

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.01% (I), dated 03/31/2015, to be repurchased at $221,558,540 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $225,992,706.	$ 221,558,478	221,558,478

Total Repurchase Agreement (Cost $221,558,478)		221,558,478

Total Investments (Cost $4,795,440,477) (J)		5,336,518,523
Net Other Assets (Liabilities) - 2.2%		122,064,944

Net Assets - 100.0%		$ 5,458,583,467

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (K)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(1,950)	06/19/2015	$ (1,878,103)
DAX® Index	Long	1,250	06/19/2015	1,142,158
EUR June Futures	Short	(9,645)	06/15/2015	(7,784,357)
S&P 500® E-Mini	Short	(6,500)	06/19/2015	2,450,500
U.S. Treasury Bond	Long	700	06/19/2015	316,890

Total				$ (5,752,912)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (M)	Value at March 31, 2015
ASSETS
Investments
Investment Companies
Alternative Investments	$189,121,897	$—	$—	$189,121,897
Fixed Income	928,376,427	—	—	928,376,427
Global/International Equity	1,175,742,233	—	—	1,175,742,233
Tactical and Specialty	—	—	620,238	620,238
U.S. Equity	2,821,036,395	—	62,855	2,821,099,250
Repurchase Agreement	—	221,558,478	—	221,558,478

Total Investments	$5,114,276,952	$221,558,478	$683,093	$5,336,518,523

Derivative Financial Instruments
Futures Contracts (N)	$3,909,548	$—	$—	$3,909,548

Total Derivative Financial Instruments	$3,909,548	$—	$—	$3,909,548

LIABILITIES
Derivative Financial Instruments
Futures Contracts (N)	$(9,662,460)	$—	$—	$(9,662,460)

Total Derivative Financial Instruments	$(9,662,460)	$—	$—	$(9,662,460)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $683,093, representing less than 0.1% of the Portfolio’s net assets.

(G)	Total aggregate value of illiquid securities is $683,093, representing less than 0.1% of the Portfolio’s net assets.
(H)	At March 31, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$620,238	0.0%(D)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	62,855	0.0(D)

			$887,276	$683,093	0.0%(D)

(I)	Rate disclosed reflects the yield at March 31, 2015.
(J)

Aggregate cost for federal income tax purposes is $4,795,440,477. Aggregate gross unrealized appreciation and depreciation for all securities is $587,655,608 and $46,577,562, respectively. Net unrealized appreciation for tax purposes is $541,078,046.

(K)	Cash in the amount of $91,988,668 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Level 3 securities were not considered significant to the Portfolio.
(N)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATION:

DAX	Deutscher Aktienindex (Frankfurt Stock Index)

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 89.6%
Alternative Investments - 3.3%
Transamerica MLP & Energy Income (A)	21,777,612	$ 230,407,133

Fixed Income - 35.3%
Transamerica Bond (A)	22,896,658	237,438,343
Transamerica Core Bond (A)	17,887,499	182,631,362
Transamerica Flexible Income (A)	25,101,939	237,715,360
Transamerica Floating Rate (A)	13,496,793	134,293,090
Transamerica High Yield Bond (A)	22,512,499	214,093,869
Transamerica Intermediate Bond (A)	18,241,763	187,342,903
Transamerica Money Market (A)	23,556,753	23,556,753
Transamerica PIMCO Total Return VP (B)	28,790,357	342,893,151
Transamerica Short-Term Bond (A)	65,598,022	663,851,987
Transamerica Unconstrained Bond (A)	5,044,631	50,748,989
Transamerica Voya Intermediate Bond VP (B)	13,226,153	135,964,857
Transamerica Voya Limited Maturity Bond VP (B)	2,907,337	29,364,100

		2,439,894,764

Global/International Equity - 16.8%
Transamerica Clarion Global Real Estate Securities VP (B)	10,308,827	140,715,490
Transamerica Developing Markets Equity (A)	6,000,038	60,480,383
Transamerica Emerging Markets Equity (A)	5,452,888	54,147,180
Transamerica Global Equity (A) (C)	5,393,457	60,514,589
Transamerica Income & Growth (A)	28,060,600	296,319,933
Transamerica International Equity (A)	6,412,773	113,634,344
Transamerica International Equity Opportunities (A)	6,595,455	53,027,455
Transamerica International Small Cap (A)	24,321,616	237,135,758
Transamerica International Small Cap Value (A)	12,005,420	144,425,205

		1,160,400,337

Inflation-Protected Securities - 0.7%
Transamerica Inflation Opportunities (A)	5,105,736	50,087,270

Tactical and Specialty - 0.0% (D)
Transamerica Global Allocation Liquidating Trust (C) (E) (F) (G) (H)	36,728	323,340

U.S. Equity - 33.5%
Transamerica Capital Growth (A)	9,194,739	156,770,292
Transamerica Concentrated Growth (A)	2,258,837	38,761,642
Transamerica Growth Opportunities (A)	15,125,514	165,624,380
Transamerica Jennison Growth VP (B)	22,835,037	253,925,611
Transamerica JPMorgan Mid Cap Value VP (B)	16,518,620	388,187,569
Transamerica Large Cap Value (A)	31,249,543	399,994,150
Transamerica Mid Cap Growth (A)	8,372,971	101,396,674
Transamerica Mid Cap Value Opportunities (A)	8,663,319	98,068,776
Transamerica Small Cap Core (A)	9,538,889	103,210,777
Transamerica Small Cap Growth (A)	15,420,140	203,700,046
Transamerica Small Cap Value (A)	20,670,648	247,841,073
Transamerica Small Company Growth Liquidating Trust (C) (E) (F) (G) (H)	5,959	23,060
Transamerica Systematic Small/Mid Cap Value VP (B)	3,950,581	92,996,688
Transamerica T. Rowe Price Small Cap VP (B)	58,017	922,467

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity (continued)
Transamerica Voya Mid Cap Opportunities VP (B)	4,790,874	$ 63,670,722
Transamerica WMC US Growth VP (B)	109,383	3,882,020

		2,318,975,947

Total Investment Companies (Cost $5,828,276,119)		6,200,088,791

	Principal	Value
REPURCHASE AGREEMENT - 8.3%
State Street Bank & Trust Co. 0.01% (I), dated 03/31/2015, to be repurchased at $571,732,266 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 03/20/2028 - 12/01/2032, and with a total value of $583,168,374.	$ 571,732,107	571,732,107

Total Repurchase Agreement (Cost $571,732,107)		571,732,107

Total Investments (Cost $6,400,008,226) (J)		6,771,820,898
Net Other Assets (Liabilities) - 2.1%		143,930,272

Net Assets - 100.0%		$ 6,915,751,170

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (K)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(2,200)	06/19/2015	$ (2,270,310)
DAX® Index	Long	1,450	06/19/2015	2,272,837
EUR June Futures	Short	(10,445)	06/15/2015	(7,117,447)
NASDAQ-100 E-Mini Index	Long	3,440	06/19/2015	(1,595,266)
S&P 500® E-Mini	Short	(8,100)	06/19/2015	3,053,700
U.S. Treasury Bond	Long	700	06/19/2015	(757,400)

Total				$ (6,413,886)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (M)	Value at March 31, 2015
ASSETS
Investments
Investment Companies
Alternative Investments	$230,407,133	$—	$—	$230,407,133
Fixed Income	2,439,894,764	—	—	2,439,894,764
Global/International Equity	1,160,400,337	—	—	1,160,400,337
Inflation-Protected Securities	50,087,270	—	—	50,087,270
Tactical and Specialty	—	—	323,340	323,340
U.S. Equity	2,318,952,887	—	23,060	2,318,975,947
Repurchase Agreement	—	571,732,107	—	571,732,107

Total Investments	$6,199,742,391	$571,732,107	$346,400	$6,771,820,898

Derivative Financial Instruments
Futures Contracts (N)	$5,326,537	$—	$—	$5,326,537

Total Derivative Financial Instruments	$5,326,537	$—	$—	$5,326,537

LIABILITIES
Derivative Financial Instruments
Futures Contracts (N)	$(11,740,423)	$—	$—	$(11,740,423)

Total Derivative Financial Instruments	$(11,740,423)	$—	$—	$(11,740,423)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	At March 31, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$323,340	0.0	%(D)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	23,060	0.0	(D)

			$437,464	$346,400	0.0	%(D)

(F)	Total aggregate value of illiquid securities is $346,400, representing less than 0.1% of the Portfolio’s net assets.
(G)	Investment in affiliated company of Transamerica Asset Management, Inc.
(H)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $346,400, representing less than 0.1% of the Portfolio’s net assets.

(I)	Rate disclosed reflects the yield at March 31, 2015.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)

Aggregate cost for federal income tax purposes is $6,400,008,226. Aggregate gross unrealized appreciation and depreciation for all securities is $427,690,064 and $55,877,392, respectively. Net unrealized appreciation for tax purposes is $371,812,672.

(K)	Cash in the amount of $106,206,109 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Level 3 securities were not considered significant to the Portfolio.
(N)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

DAX	Deutscher Aktienindex (Frankfurt Stock Index)
NASDAQ	National Association of Securities Dealers Automated Quotations

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 10.8%
General Dynamics Corp.	179,900	$ 24,417,827
Honeywell International, Inc.	344,800	35,966,088
Raytheon Co.	417,300	45,590,025

		105,973,940

Airlines - 4.4%
Southwest Airlines Co.	971,200	43,024,160

Banks - 5.4%
PNC Financial Services Group, Inc.	83,100	7,748,244
Wells Fargo & Co.	831,800	45,249,920

		52,998,164

Capital Markets - 4.8%
Ameriprise Financial, Inc.	83,400	10,912,056
State Street Corp.	490,400	36,059,112

		46,971,168

Construction Materials - 2.1%
CRH PLC, ADR	794,992	20,820,841

Consumer Finance - 2.7%
American Express Co.	337,100	26,334,252

Diversified Financial Services - 7.3%
Bank of America Corp.	2,423,400	37,296,126
JPMorgan Chase & Co.	561,500	34,015,670

		71,311,796

Diversified Telecommunication Services - 5.4%
AT&T, Inc.	684,600	22,352,190
Verizon Communications, Inc.	626,900	30,486,147

		52,838,337

Electric Utilities - 1.5%
Entergy Corp., Class B	188,100	14,575,869

Food & Staples Retailing - 3.2%
Wal-Mart Stores, Inc.	375,000	30,843,750

Health Care Equipment & Supplies - 4.7%
Medtronic PLC	589,200	45,951,708

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	283,600	25,600,572

Household Durables - 1.8%
Lennar Corp., Class A (A)	343,700	17,807,097

Industrial Conglomerates - 1.0%
General Electric Co.	371,500	9,216,915

Insurance - 1.7%
Loews Corp.	397,300	16,221,759

Machinery - 5.4%
Illinois Tool Works, Inc., Class A	357,300	34,708,122
Stanley Black & Decker, Inc.	193,131	18,416,972

		53,125,094

Metals & Mining - 0.7%
Rio Tinto PLC, ADR (A)	163,300	6,760,620

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 3.3%
Target Corp.	394,300	$ 32,360,201

Oil, Gas & Consumable Fuels - 9.6%
BP PLC, ADR (A)	646,448	25,282,581
ConocoPhillips	400,331	24,924,608
Marathon Oil Corp.	137,917	3,601,013
Occidental Petroleum Corp.	301,359	21,999,207
Phillips 66	235,100	18,478,860

		94,286,269

Paper & Forest Products - 1.0%
International Paper Co.	182,000	10,099,180

Pharmaceuticals - 11.0%
Johnson & Johnson	313,400	31,528,040
Merck & Co., Inc.	585,200	33,637,296
Pfizer, Inc.	1,223,800	42,576,002

		107,741,338

Road & Rail - 1.2%
Norfolk Southern Corp.	114,400	11,774,048

Specialty Retail - 1.6%
Gap, Inc., Class A	346,300	15,005,179

Tobacco - 4.3%
Altria Group, Inc.	340,200	17,016,804
Philip Morris International, Inc.	335,800	25,295,814

		42,312,618

Total Common Stocks (Cost $777,185,753)		953,954,875

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (B)	46,209,948	46,209,948

Total Securities Lending Collateral (Cost $46,209,948)		46,209,948

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $21,603,151 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $22,038,401.	$ 21,603,145	21,603,145

Total Repurchase Agreement (Cost $21,603,145)		21,603,145

Total Investments (Cost $844,998,846) (C)		1,021,767,968
Net Other Assets (Liabilities) - (4.4)%		(42,758,858)

Net Assets - 100.0%		$ 979,009,110

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$953,954,875	$—	$—	$953,954,875
Securities Lending Collateral	46,209,948	—	—	46,209,948
Repurchase Agreement	—	21,603,145	—	21,603,145

Total Investments	$1,000,164,823	$21,603,145	$—	$1,021,767,968

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $45,193,507. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $844,998,846. Aggregate gross unrealized appreciation and depreciation for all securities is $196,519,806 and $19,750,684, respectively. Net unrealized appreciation for tax purposes is $176,769,122.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 93.9%
Tactical and Specialty - 93.9%
Transamerica Blackrock Global Allocation VP (A)	2,959,767	$ 30,160,028

Total Investment Company (Cost $29,738,120)		30,160,028

	Principal	Value
REPURCHASE AGREEMENT - 6.8%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $2,170,880 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $2,215,736.	$ 2,170,879	2,170,879

Total Repurchase Agreement (Cost $2,170,879)		2,170,879

Total Investments (Cost $31,908,999) (C)		32,330,907
Net Other Assets (Liabilities) - (0.7)%		(211,019)

Net Assets - 100.0%		$ 32,119,888

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (D)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Short	(6)	06/19/2015	$5,975
S&P 500® E-Mini	Short	(5)	06/19/2015	(2,840)

Total				$3,135

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Company	$30,160,028	$—	$—	$30,160,028
Repurchase Agreement	—	2,170,879	—	2,170,879

Total Investments	$30,160,028	$2,170,879	$—	$32,330,907

Derivative Financial Instruments
Futures Contracts (F)	$5,975	$—	$—	$5,975

Total Derivative Financial Instruments	$5,975	$—	$—	$5,975

LIABILITIES
Derivative Financial Instruments
Futures Contracts (F)	$(2,840)	$—	$—	$(2,840)

Total Derivative Financial Instruments	$(2,840)	$—	$—	$(2,840)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Service Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $31,908,999. Aggregate gross unrealized appreciation for all securities is $421,908.
(D)	Cash in the amount of $42,800 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Derivative financial instrument valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk –

Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 91.5%
Tactical and Specialty - 91.5%
Transamerica Blackrock Global Allocation VP (A)	3,821,941	$ 38,945,582

Total Investment Company (Cost $38,549,971)		38,945,582

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $2,225,780 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $2,271,559.	$ 2,225,779	2,225,779

Total Repurchase Agreement (Cost $2,225,779)		2,225,779

Total Investments (Cost $40,775,750) (C)		41,171,361
Net Other Assets (Liabilities) - 3.3%		1,387,167

Net Assets - 100.0%		$ 42,558,528

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk –

Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (D)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	14	06/19/2015	$4,559
S&P 500® E-Mini	Long	13	06/19/2015	(4,267)

Total				$292

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Company	$38,945,582	$—	$—	$38,945,582
Repurchase Agreement	—	2,225,779	—	2,225,779

Total Investments	$38,945,582	$2,225,779	$—	$41,171,361

Derivative Financial Instruments
Futures Contracts (F)	$4,559	$—	$—	$4,559

Total Derivative Financial Instruments	$4,559	$—	$—	$4,559

LIABILITIES
Derivative Financial Instruments
Futures Contracts (F)	$(4,267)	$—	$—	$(4,267)

Total Derivative Financial Instruments	$(4,267)	$—	$—	$(4,267)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $40,775,750. Aggregate gross unrealized appreciation for all securities is $395,611.
(D)	Cash in the amount of $106,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Derivative financial instrument valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.5%
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/2025	$ 576,129	$ 580,090
U.S. Treasury Note
0.25%, 07/31/2015	4,037,300	4,039,194
1.25%, 10/31/2018	7,345,800	7,385,401
1.63%, 07/31/2019 - 08/31/2019	13,980,200	14,188,230
2.00%, 05/31/2021	10,311,100	10,558,401
2.25%, 04/30/2021 - 11/15/2024	41,842,400	43,119,517

Total U.S. Government Obligations (Cost $78,782,163)		79,870,833

U.S. GOVERNMENT AGENCY OBLIGATION - 0.4%
Federal National Mortgage Association
3.00%, TBA	5,075,000	5,188,395

Total U.S. Government Agency Obligation (Cost $5,155,883)		5,188,395

FOREIGN GOVERNMENT OBLIGATIONS - 7.5%
Argentina - 0.4%
Argentina Bonar Bonds
8.75%, 05/07/2024	2,339,903	2,366,211
Series X
7.00%, 04/17/2017	2,760,784	2,684,862
City of Buenos Aires, Argentina
8.95%, 02/19/2021 (A)	710,000	745,500
Provincia de Buenos Aires
10.88%, 01/26/2021 (B) (C)	329,000	344,628

		6,141,201

Australia - 1.0%
Australia Government Bond
2.75%, 10/21/2019	AUD 18,748,000	14,865,156

Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 05/15/2023	BRL 588,000	371,803
Series F
10.00%, 01/01/2017 - 01/01/2025	45,024,000	9,350,387
Brazilian Government International Bond
4.88%, 01/22/2021 (D)	$ 546,000	573,300
6.00%, 01/17/2017	909,000	973,766

		11,269,256

Colombia - 0.1%
Colombia Government International Bond
7.38%, 01/27/2017	1,442,000	1,593,410

Hungary - 0.1%
Hungary Government International Bond
4.13%, 02/19/2018	1,548,000	1,618,279

Indonesia - 0.4%
Indonesia Government International Bond
6.88%, 01/17/2018 (A)	593,000	668,608
Indonesia Treasury Bond
7.88%, 04/15/2019	IDR 44,178,000,000	3,456,527

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Indonesia Treasury Bond (continued)
8.38%, 03/15/2024	IDR 11,142,000,000	$ 904,568

		5,029,703

Italy - 1.3%
Italy Buoni Poliennali del Tesoro
1.50%, 06/01/2025	EUR 17,445,000	19,139,256

Japan - 0.2%
Japan Government Two Year Bond
0.10%, 03/15/2017	JPY 291,900,000	2,436,476

Korea, Republic of - 0.0% (E)
Export-Import Bank of Korea
2.88%, 09/17/2018	$ 618,000	639,231

Mexico - 1.5%
Mexican Bonos
10.00%, 12/05/2024	MXN 174,275,900	14,838,045
Series M
8.00%, 12/07/2023	88,678,700	6,632,621

		21,470,666

Poland - 0.4%
Poland Government Bond
5.25%, 10/25/2020	PLN 13,602,000	4,201,742
5.75%, 10/25/2021	6,689,000	2,164,062

		6,365,804

Turkey - 0.1%
Turkey Government International Bond
6.75%, 04/03/2018	$ 1,412,000	1,563,621

United Kingdom - 1.2%
U.K. Gilt
2.25%, 09/07/2023 (B) (C)	GBP 11,184,448	17,566,396

Total Foreign Government Obligations (Cost $122,154,100)		109,698,455

CORPORATE DEBT SECURITIES - 5.5%
Argentina - 0.1% (A)
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022	$ 154,000	113,960
YPF SA
8.75%, 04/04/2024	593,000	606,698
8.88%, 12/19/2018	848,000	870,006

		1,590,664

Australia - 0.1%
TFS Corp., Ltd.
11.00%, 07/15/2018 (A)	1,810,000	1,950,275

Canada - 0.1%
Viterra, Inc.
5.95%, 08/01/2020 (A)	790,000	888,669

Cayman Islands - 0.3%
Alibaba Group Holding, Ltd.
3.13%, 11/28/2021 (A)	1,178,000	1,186,305
3.60%, 11/28/2024 (A)	1,250,000	1,254,035
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 (A)	656,000	678,396

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 (A)	$ 679,000	$ 566,965
Sun Hung KAI Properties Capital Market, Ltd. Series MTN
4.50%, 02/14/2022 (B) (C)	475,000	515,417

		4,201,118

Chile - 0.1% (A)
Banco Santander Chile
2.14%, 06/07/2018 (F)	1,022,000	1,040,396
Inversiones Alsacia SA
8.00%, 12/31/2018 (G)	975,279	711,954

		1,752,350

Colombia - 0.0% (E)
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/2022 (A)	332,000	338,125

France - 0.2%
BNP Paribas SA Series MTN
2.40%, 12/12/2018	2,149,000	2,191,350

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	860,000	861,212
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 (A)	302,000	315,982

		1,177,194

Guernsey, Channel Islands - 0.0% (E)
Credit Suisse Group Guernsey I, Ltd.
7.88%, 02/24/2041(B) (C) (F)	673,000	713,380

India - 0.1%
State Bank of India
3.62%, 04/17/2019 (A)	984,000	1,021,408

Italy - 0.2%
Intesa Sanpaolo SpA
3.88%, 01/16/2018	366,000	384,001
3.88%, 01/15/2019 (D)	1,894,000	1,997,581
Telecom Italia SpA
5.30%, 05/30/2024 (A)	966,000	1,011,885

		3,393,467

Japan - 0.1%
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/2019 (D)	866,000	879,772

Jersey, Channel Islands - 0.0% (E)
Dana Gas Sukuk, Ltd.
9.00%, 10/31/2017 (A)	888,250	703,050

Luxembourg - 0.2%
Actavis Funding SCS
3.00%, 03/12/2020	1,225,000	1,253,279
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	895,000	920,731

		2,174,010

Malaysia - 0.2%
Petronas Capital, Ltd.
3.50%, 03/18/2025 (A) (D)	2,187,000	2,213,756

Mexico - 0.1% (A)
Petroleos Mexicanos
3.50%, 07/23/2020	1,358,000	1,388,555

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Trust F/1401
5.25%, 12/15/2024 (D)	$ 543,000	$ 583,725

		1,972,280

Netherlands - 0.3%
Constellium NV
7.00%, 01/15/2023 (A)	EUR 487,000	531,376
8.00%, 01/15/2023 (A)	$ 250,000	261,875
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/2022	353,000	365,426
Petrobras Global Finance BV
2.39%, 01/15/2019 (F)	2,053,000	1,778,411
5.38%, 01/27/2021	444,000	402,775
6.25%, 03/17/2024 (D)	966,000	910,745

		4,250,608

Singapore - 0.0% (E)
Bumi Investment Pte, Ltd.
10.75%, 10/06/2017 (A)	449,000	143,680

Switzerland - 0.0% (E)
UBS AG Series MTN
2.38%, 08/14/2019	692,000	697,519

United Kingdom - 0.5%
BAT International Finance PLC
2.13%, 06/07/2017 (A)	647,000	657,588
HSBC Holdings PLC
6.38%, 09/17/2024 (D) (F) (H)	2,275,000	2,323,344
Lloyds Bank PLC
2.30%, 11/27/2018	254,000	258,241
Series MTN
13.00%, 01/22/2029 (F) (H)	GBP 1,189,000	3,120,794
Standard Chartered PLC
6.50%, 04/02/2020 (A) (F) (H) (I)	$ 835,000	842,383

		7,202,350

United States - 2.8%
Ally Financial, Inc.
2.75%, 01/30/2017	1,087,000	1,082,989
3.50%, 01/27/2019	691,000	682,362
American Express Co.
4.90%, 03/15/2020 (D) (F) (H)	780,000	791,310
American Tower Corp.
3.40%, 02/15/2019	296,000	305,675
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/2017	469,000	471,897
AT&T, Inc.
2.38%, 11/27/2018	1,909,000	1,933,573
Banco Del Estado De Chile
2.03%, 04/02/2015	789,000	789,030
Bank of America Corp.
2.00%, 01/11/2018	1,019,000	1,026,692
2.60%, 01/15/2019	688,000	700,241
Series MTN
1.33%, 03/22/2018 (F)	551,000	557,273
6.88%, 04/25/2018	691,000	790,406
Cablevision Systems Corp.
5.88%, 09/15/2022 (D)	416,000	435,760
Capital One Bank USA NA
2.15%, 11/21/2018	726,000	731,626

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Chesapeake Energy Corp.
3.50%, 04/15/2019 (F)	$ 700,000	$ 673,750
Citigroup, Inc.
1.80%, 02/05/2018	2,060,000	2,064,301
5.88%, 03/27/2020 (D) (F) (H)	1,460,000	1,474,600
5.95%, 01/30/2023 (F) (H)	534,000	540,675
Crown Cork & Seal Co., Inc.
7.50%, 12/15/2096	38,000	36,480
Deutsche Bank Capital Funding Trust VII
5.63%, 01/19/2016 (A) (F) (H)	149,000	152,725
Discover Bank
2.00%, 02/21/2018	361,000	361,411
Ford Motor Credit Co. LLC
1.72%, 12/06/2017	1,977,000	1,972,623
2.38%, 01/16/2018	694,000	706,009
5.00%, 05/15/2018	884,000	963,973
Forest Laboratories, Inc.
4.38%, 02/01/2019 (A)	904,000	968,361
5.00%, 12/15/2021 (A)	619,000	688,300
General Electric Capital Corp.
6.25%, 12/15/2022 (F) (H)	1,100,000	1,237,500
Series MTN
5.55%, 05/04/2020	519,000	603,598
6.38%, 11/15/2067 (F)	800,000	868,000
General Motors Financial Co., Inc.
3.50%, 07/10/2019	1,070,000	1,098,529
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (F) (H)	1,228,000	1,263,305
HSBC USA, Inc.
1.63%, 01/16/2018	705,000	705,018
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	192,000	211,200
Hyundai Capital America
2.00%, 03/19/2018 (A)	460,000	467,369
2.13%, 10/02/2017 (A)	396,000	399,910
JPMorgan Chase & Co.
5.15%, 05/01/2023 (F) (H)	1,360,000	1,327,700
6.10%, 10/01/2024 (F) (H)	2,765,000	2,847,950
6.13%, 06/27/2017	577,000	632,245
Medtronic, Inc.
3.15%, 03/15/2022 (A)	1,595,000	1,656,191
Morgan Stanley
5.45%, 07/15/2019 (F) (H)	905,000	911,787
Series MTN
7.30%, 05/13/2019	502,000	600,551
Mylan, Inc.
2.55%, 03/28/2019	956,000	961,012
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (H)	611,000	647,782
Reliance Holding USA, Inc.
4.50%, 10/19/2020 (A)	493,000	526,167
5.40%, 02/14/2022 (A)	250,000	274,737
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	511,000	509,722
SunGard Data Systems, Inc.
7.38%, 11/15/2018	278,000	289,120
Synchrony Financial
3.75%, 08/15/2021	700,000	725,903
USB Capital IX
3.50%, 05/01/2015 (F) (H)	956,000	791,090

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Xerox Corp.
6.35%, 05/15/2018	$ 475,000	$ 536,440

		40,994,868

Total Corporate Debt Securities (Cost $80,830,600)		80,449,893

CONVERTIBLE BONDS - 2.4%
Cayman Islands - 0.0% (E)
SINA Corp.
1.00%, 12/01/2018	663,000	601,672

India - 0.2%
REI Agro, Ltd.
5.50%, 11/13/2014 (A) (G) (J)	697,000	389,449
5.50%, 11/13/2014 (B) (C) (G) (J)	259,000	144,716
Suzlon Energy, Ltd.
3.25%, 07/16/2019 (A) (K)	2,034,000	3,091,680

		3,625,845

Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd.
7.00%, 10/31/2017 (A)	2,208,000	1,733,280

Luxembourg - 0.1%
Telecom Italia Finance SA
6.13%, 11/15/2016 (A) (L)	EUR 900,000	1,353,848
6.13%, 11/15/2016 (B) (C)	100,000	150,427

		1,504,275

Netherlands - 0.3% (A)
Bio City Development Co. BV
8.00%, 07/06/2018 (G) (J) (L)	$ 2,400,000	1,284,720
Volkswagen International Finance NV
5.50%, 11/09/2015	EUR 1,600,000	2,465,059

		3,749,779

Singapore - 0.4%
CapitaLand, Ltd.
1.95%, 10/17/2023 (A)	SGD 1,250,000	961,398
2.10%, 11/15/2016 (B) (C)	1,500,000	1,090,283
2.95%, 06/20/2022 (B) (C)	2,750,000	2,005,185
Olam International, Ltd.
6.00%, 10/15/2016 (B) (C)	$ 1,100,000	1,146,750

		5,203,616

Spain - 0.2%
Telefonica Participaciones SAU
4.90%, 09/25/2017	EUR 1,500,000	1,760,454
Telefonica SA
6.00%, 07/14/2017 (C) (L)	500,000	639,021

		2,399,475

United States - 1.1%
Anthem, Inc.
2.75%, 10/15/2042	$ 825,000	1,704,141
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	325,000	483,641
1.50%, 10/15/2020	320,000	484,600
Cobalt International Energy, Inc.
2.63%, 12/01/2019	1,667,000	1,211,701
3.13%, 05/15/2024	2,054,000	1,516,109
Delta Topco, Ltd.
10.00%, 11/24/2060 (C) (G) (L)	1,412,554	1,419,985

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Forest City Enterprises, Inc.
4.25%, 08/15/2018	$ 750,000	$ 943,125
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016	576,000	2,481,480
Intel Corp.
3.25%, 08/01/2039	427,000	674,126
Mylan, Inc.
3.75%, 09/15/2015	747,000	3,320,882
salesforce.com, Inc.
0.25%, 04/01/2018 (D)	765,000	916,087
Take-Two Interactive Software, Inc.
1.75%, 12/01/2016	754,000	1,059,370
Twitter, Inc.
1.00%, 09/15/2021 (A)	650,000	632,125

		16,847,372

Total Convertible Bonds (Cost $34,574,771)		35,665,314

LOAN ASSIGNMENTS - 1.0%
Germany - 0.1% (F)
Deutsche Raststatten Gruppe IV GmbH, Term Loan A
3.27%, 12/10/2018	EUR 611,780	658,474
Deutsche Raststatten Gruppe IV GmbH, Term Loan B
3.52%, 12/10/2019	246,680	265,699

		924,173

Luxembourg - 0.0% (E)
Mallinckrodt International Finance SA, Term Loan B
3.25%, 03/19/2021 (F)	$ 326,195	325,147

Marshall Islands - 0.1% (F)
Drillships Financing Holding, Inc., Term Loan B1
6.00%, 03/31/2021	641,128	487,899
Drillships Ocean Ventures, Inc., Term Loan B
5.50%, 07/25/2021	749,266	620,017

		1,107,916

United States - 0.8% (F)
Charter Communications Operating LLC, Term Loan G
4.25%, 09/12/2021	891,000	897,405
Fieldwood Energy LLC, 2nd Lien Term Loan
8.38%, 09/30/2020	904,280	657,864
Grifols Worldwide Operations USA, Inc., Term Loan B
3.18%, 02/27/2021 (F)	2,753,840	2,750,053
Hilton Worldwide Finance LLC, Term Loan B2
3.50%, 10/26/2020	2,820,688	2,823,207
Obsidian Natural Gas Trust, Term Loan
7.00%, 11/02/2015 (G)	227,421	226,000
Seadrill Partners Finance Co. LLC, Term Loan B
4.00%, 02/21/2021	1,636,537	1,295,494
Sheridan Investment Partners II, LP, Term Loan A
4.25%, 12/16/2020 (G)	188,409	164,387

	Principal	Value
LOAN ASSIGNMENTS (continued)
United States (continued)
Sheridan Investment Partners II, LP, Term Loan B
4.25%, 12/16/2020 (G)	$ 1,354,974	$ 1,182,215
Sheridan Investment Partners II, LP, Term Loan M
4.25%, 12/16/2020 (G)	70,200	61,249
Univision Communications, Inc., Term Loan C4
4.00%, 03/01/2020	2,113,201	2,108,580

		12,166,454

Total Loan Assignments (Cost $15,793,116)		14,523,690

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 16.6% (M)
U.S. Treasury Bill
0.01%, 04/30/2015 (I)	28,600,000	28,599,780
0.01%, 06/18/2015	6,000,000	5,999,692
0.02%, 05/14/2015 - 07/09/2015	35,000,000	34,997,633
0.03%, 04/09/2015 - 07/16/2015	131,700,000	131,695,575
0.04%, 04/02/2015	3,000,000	2,999,997
0.06%, 05/21/2015 - 08/27/2015	28,000,000	27,995,049
0.07%, 07/23/2015	8,800,000	8,798,177

Total Short-Term U.S. Government Obligations (Cost $241,085,903)		241,085,903

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Japan - 1.7% (M)
Japan Treasury Discount Bill
0.00% (N), 04/20/2015 - 08/10/2015	JPY 1,880,000,000	15,675,407
0.01%, 06/01/2015 - 06/22/2015	1,100,000,000	9,171,510

		24,846,917

Mexico - 2.2% (M)
Mexico Cetes
3.01%, 04/30/2015	MXN 27,609,640	1,805,779
3.02%, 04/16/2015	20,973,000	1,373,273
3.03%, 06/11/2015 - 06/25/2015	70,366,290	4,584,188
3.04%, 07/09/2015	57,205,420	3,719,857
3.06%, 08/06/2015	57,653,000	3,740,043
3.06%, 05/28/2015 - 07/23/2015	92,592,470	6,026,629
3.08%, 04/01/2015	27,628,970	1,811,320
3.10%, 08/20/2015	50,972,450	3,302,008
3.21%, 09/17/2015	29,397,370	1,898,997
3.23%, 09/17/2015	29,203,750	1,886,332
3.42%, 09/03/2015	21,875,780	1,413,673

		31,562,099

Total Short-Term Foreign Government Obligations (Cost $58,095,699)		56,409,016

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.0%
Canada - 0.0% (E)
Suncor Energy, Inc.
2.74%	2,402	70,189

Germany - 0.3%
Volkswagen AG
1.66%	15,161	4,040,419

Ireland - 0.2%
Actavis PLC
Series A, 5.50%	2,488	2,517,856

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
United States - 0.5%
American Tower Corp.
Series A, 5.25%	5,505	$ 569,217
Cliffs Natural Resources, Inc.
7.00%	20,920	110,458
Crown Castle International Corp.
Series A, 4.50%	16,190	1,697,198
Dominion Resources, Inc.
6.38%	13,500	653,400
Forestar Group, Inc.
6.00%	26,350	554,140
Health Care REIT, Inc.
Series I, 6.50% (H)	23,594	1,584,573
NextEra Energy, Inc.
5.60%	18,136	1,206,044
Stanley Black & Decker, Inc.
6.25% (D)	3,792	444,612
United Technologies Corp.
7.50% (D)	9,419	579,645
Wells Fargo & Co.
Series L, 7.50% (H)	452	552,796

		7,952,083

Total Convertible Preferred Stocks (Cost $14,592,046)		14,580,547

PREFERRED STOCKS - 1.2%
Brazil - 0.1%
Cia Brasileira de Distribuicao
1.01%	20,407	612,232
Itau Unibanco Holding SA
3.55%	70,545	780,481

		1,392,713

Korea, Republic of - 0.0% (E)
Samsung Electronics Co., Ltd.
1.72%	322	320,418

United Kingdom - 0.2% (H)
HSBC Holdings PLC
Series 2, 8.00%	29,766	780,762
Royal Bank of Scotland Group PLC
Series M, 6.40% (D)	21,475	536,660
Series Q, 6.75% (D)	17,733	446,695
Series T, 7.25% (D)	25,538	652,496

		2,416,613

United States - 0.9%
Citigroup Capital XIII
7.88% (F)	48,688	1,291,206
Federal National Mortgage Association
Series S, 8.25% (F) (H)	69,496	289,103
GMAC Capital Trust I
Series 2, 8.13% (F)	64,888	1,703,310
Palantir Technologies, Inc.
0.00% (C) (G) (L)	212,750	1,891,347
RBS Capital Funding Trust V
Series E, 5.90% (H)	40,922	1,004,635
RBS Capital Funding Trust VII
Series G, 6.08% (H)	51,132	1,266,540
Uber Technologies, Inc.
0.00% (C) (G) (L)	129,064	4,384,330

	Shares	Value
PREFERRED STOCKS (continued)
United States (continued)
US Bancorp
Series F, 6.50% (F) (H)	27,000	$ 802,170
Series G, 6.00% (F) (H)	12,787	349,213

		12,981,854

Total Preferred Stocks (Cost $15,164,529)		17,111,598

COMMON STOCKS - 53.4%
Australia - 0.4%
BHP Billiton PLC	54,856	1,199,037
Commonwealth Bank of Australia (D)	19,919	1,417,000
Healthscope, Ltd.	790,685	1,842,809
Mesoblast, Ltd. (D) (O)	115,614	319,649
Westpac Banking Corp.	32,128	963,640

		5,742,135

Belgium - 0.0% (E)
BHF Kleinwort Benson Group (O)	68,889	347,402

Bermuda - 0.0% (E)
Axis Capital Holdings, Ltd.	4,278	220,659

Brazil - 0.3%
BR Malls Participacoes SA	139,122	738,427
Cosan, Ltd., Class A	84,053	532,055
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Class A	58,004	240,809
Gerdau SA, ADR (D)	210,000	672,000
Hypermarcas SA (O)	97,159	599,719
MRV Engenharia e Participacoes SA	3,457	8,698
Petroleo Brasileiro SA, ADR (D) (O)	129,849	780,393
Qualicorp SA (O)	79,290	566,437
SLC Agricola SA	51,668	283,469

		4,422,007

Canada - 1.2%
Athabasca Oil Corp., Class A (O)	210,475	348,978
Barrick Gold Corp.	117,888	1,292,052
Cameco Corp., Class A (D)	111,216	1,549,239
Canadian National Railway Co.	25,536	1,707,592
Eldorado Gold Corp., Class A	164,191	753,188
Enbridge, Inc.	1,376	66,326
First Quantum Minerals, Ltd. (D)	287,011	3,478,441
Goldcorp, Inc.	140,471	2,545,334
Platinum Group Metals, Ltd. (O)	160,735	90,124
Platinum Group Metals, Ltd. (O)	608,341	331,416
Potash Corp. of Saskatchewan, Inc.	16,912	545,195
Suncor Energy, Inc.	8,100	236,925
Toronto-Dominion Bank	24,486	1,048,033
TransCanada Corp. (D)	86,158	3,684,274

		17,677,117

China - 0.3%
Dalian Wanda Commercial Properties Co., Ltd., H Shares (A) (O)	117,400	726,874
Dongfeng Motor Group Co., Ltd., Class H	200,000	320,407
Haitian International Holdings, Ltd., Series B	288,000	656,044
Mindray Medical International, Ltd., ADR	28,220	771,817
SINA Corp. (O)	47,660	1,532,746
Sinopharm Group Co., Ltd., Class H	177,600	723,902
Zhongsheng Group Holdings, Ltd.	390,500	258,397

		4,990,187

Cocos (Keeling) Islands - 0.0% (E)
Ocean RIG UDW, Inc. (D)	44,971	296,359

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark - 0.0% (E)
TDC A/S, Class B	41,700	$ 298,858

France - 2.3%
Airbus Group NV	46,419	3,016,684
Arkema SA	16,377	1,298,339
AtoS	18,594	1,284,963
AXA SA	83,538	2,106,828
BNP Paribas SA	41,232	2,508,015
Bouygues SA, Class A	8,850	347,714
Cie de St-Gobain	27,276	1,199,390
Danone SA	11,202	754,255
Dassault Aviation SA	1,368	1,659,223
GDF Suez	59,420	1,175,921
Orange SA	37,704	606,700
Renault SA	7,520	685,440
Safran SA	66,337	4,636,377
Sanofi	26,375	2,607,110
Schneider Electric SE	16,586	1,290,297
Societe Generale SA	14,596	705,775
Total SA, ADR	81,812	4,062,784
Total SA (D)	37,102	1,846,092
UBISOFT Entertainment (O)	35,174	650,708
Worldline SA (A) (O)	88,737	1,612,028

		34,054,643

Germany - 0.6%
BASF SE, Class R	6,396	636,494
Bayer AG	4,875	733,596
Bayerische Motoren Werke AG	13,187	1,651,183
Beiersdorf AG (D)	4,130	359,260
Deutsche Bank AG	36,136	1,257,356
Deutsche Post AG	22,341	698,925
Deutsche Telekom AG	76,024	1,393,749
Linde AG	3,667	747,779
SAP SE	8,374	608,050
Siemens AG, Class A	5,628	609,387
Volkswagen AG	512	132,154

		8,827,933

Hong Kong - 1.0%
AIA Group, Ltd.	231,800	1,457,598
Beijing Enterprises Holdings, Ltd.	317,500	2,506,369
China Overseas Land & Investment, Ltd.	574,000	1,843,576
Haier Electronics Group Co., Ltd.	301,000	788,156
Sino Biopharmaceutical, Ltd.	860,000	874,127
Sun Hung Kai Properties, Ltd.	257,000	3,968,050
Wharf Holdings, Ltd.	384,000	2,677,175

		14,115,051

Indonesia - 0.1%
Siloam International Hospitals Tbk PT (O)	714,634	732,397

Ireland - 0.6%
Accenture PLC, Class A	3,107	291,095
King Digital Entertainment PLC (D)	27,543	441,790
Medtronic PLC	31,789	2,479,224
Perrigo Co. PLC	8,653	1,432,504
Shire PLC	34,184	2,720,513
XL Group PLC, Class A	28,746	1,057,853

		8,422,979

Israel - 0.7%
Check Point Software Technologies, Ltd., Class A (O)	3,813	312,552
Mobileye NV (O)	128,896	5,417,499
Teva Pharmaceutical Industries, Ltd., ADR	60,277	3,755,257

		9,485,308

	Shares	Value
COMMON STOCKS (continued)
Italy - 0.5%
Banco Popolare (O)	6,694	$ 104,799
Ei Towers SpA (O)	33,871	1,805,694
Enel SpA	243,020	1,100,626
Intesa Sanpaolo SpA	463,012	1,576,205
RAI Way SpA (A) (O)	185,000	795,685
Telecom Italia SpA (O)	244,752	287,381
Telecom Italia SpA	101,654	95,641
UniCredit SpA, Class A	111,230	757,069
Unione di Banche Italiane SCpA	15,757	123,428

		6,646,528

Japan - 9.4%
Aisin Seiki Co., Ltd.	39,700	1,443,215
Ajinomoto Co., Inc. (D)	39,000	856,677
Alpine Electronics, Inc.	7,600	126,925
Asahi Group Holdings, Ltd.	9,200	292,527
Asahi Kasei Corp. (D)	159,000	1,523,250
ASKUL Corp.	300	7,071
Astellas Pharma, Inc.	60,100	985,924
Autobacs Seven Co., Ltd.	4,300	68,013
Bandai Namco Holdings, Inc.	10,900	212,483
Bank of Yokohama, Ltd.	43,000	252,403
Benesse Holdings, Inc.	1,600	50,427
Bridgestone Corp.	89,200	3,581,834
Canon Marketing Japan, Inc.	5,400	108,554
Canon, Inc.	19,300	683,590
Chiba Bank, Ltd.	36,000	264,743
Chiyoda Corp.	10,000	85,713
Chubu Electric Power Co., Inc.	69,300	828,584
COMSYS Holdings Corp.	3,100	38,383
Daihatsu Motor Co., Ltd. (D)	3,500	53,637
Daikin Industries, Ltd.	23,900	1,603,364
Daikyo, Inc.	72,000	108,659
Daito Trust Construction Co., Ltd. (D)	8,600	962,646
DeNA Co., Ltd. (D)	32,100	629,233
Denso Corp.	90,900	4,155,623
East Japan Railway Co. (D)	53,200	4,276,050
Eisai Co., Ltd.	8,500	604,890
Exedy Corp.	700	16,710
FamilyMart Co., Ltd.	15,400	647,151
FANUC Corp.	6,700	1,466,419
Fuji Heavy Industries, Ltd.	205,100	6,824,981
Fukuoka Financial Group, Inc., Class A	148,000	763,847
Futaba Industrial Co., Ltd. (O)	45,500	212,069
Gree, Inc. (D)	130,200	906,466
GS Yuasa Corp. (D)	146,000	658,573
GungHo Online Entertainment, Inc. (D)	159,600	625,439
Hitachi Chemical Co., Ltd.	60,600	1,299,564
Hitachi High-Technologies Corp.	8,400	256,689
Hitachi Kokusai Electric, Inc.	6,000	80,644
Hitachi, Ltd. (D)	403,000	2,766,078
Honda Motor Co., Ltd. (D)	71,400	2,323,544
Hoya Corp.	34,300	1,377,748
IHI Corp.	228,000	1,070,280
INPEX Corp.	263,300	2,909,944
Isuzu Motors, Ltd.	98,800	1,315,988
Japan Airlines Co., Ltd.	105,300	3,283,629
Japan Tobacco, Inc.	20,600	652,773
JGC Corp.	40,000	796,598
JSR Corp.	67,700	1,175,796
Kamigumi Co., Ltd.	11,000	104,098

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
KDDI Corp.	57,300	$ 1,299,743
Keyence Corp.	900	492,267
Kinden Corp.	12,000	150,281
Kirin Holdings Co., Ltd. (D)	41,900	550,934
Koito Manufacturing Co., Ltd. (D)	17,700	533,502
Komatsu, Ltd. (D)	40,500	797,776
Kubota Corp.	55,000	872,681
Kuraray Co., Ltd.	69,200	938,745
Kyocera Corp.	28,000	1,538,967
Mabuchi Motor Co., Ltd.	5,700	302,739
Maeda Road Construction Co., Ltd.	6,000	97,503
Medipal Holdings Corp.	2,400	31,317
Mitsubishi Corp. (D)	131,300	2,649,866
Mitsubishi Electric Corp.	192,000	2,286,839
Mitsubishi Estate Co., Ltd.	46,000	1,068,929
Mitsubishi Heavy Industries, Ltd.	250,000	1,380,539
Mitsubishi UFJ Financial Group, Inc.	566,900	3,515,267
Mitsui & Co., Ltd. (D)	314,500	4,227,073
MS&AD Insurance Group Holdings, Inc. (D)	31,600	887,914
Murata Manufacturing Co., Ltd.	5,800	799,625
Nabtesco Corp.	14,300	414,925
NEC Corp.	407,000	1,197,907
Nexon Co., Ltd.	32,400	345,787
Nikon Corp. (D)	85,500	1,147,747
Nintendo Co., Ltd.	15,400	2,269,521
Nippo Corp.	2,000	33,118
Nippon Express Co., Ltd.	63,000	352,991
Nippon Steel & Sumitomo Metal Corp.	221,000	557,406
Nippon Telegraph & Telephone Corp.	21,600	1,332,182
Nitto Denko Corp.	46,400	3,106,616
Nomura Real Estate Holdings, Inc.	40,500	731,421
NS Solutions Corp.	600	18,535
NTT DOCOMO, Inc. (D)	19,100	332,122
Okumura Corp.	150,000	702,881
Omron Corp.	11,900	537,775
Otsuka Holdings Co., Ltd. (D)	30,600	959,192
Rinnai Corp.	16,400	1,218,360
ROHM Co., Ltd.	37,500	2,573,269
Ryohin Keikaku Co., Ltd.	5,400	786,126
Sanrio Co., Ltd. (D)	39,500	1,058,844
Sawai Pharmaceutical Co., Ltd.	4,000	237,128
SCSK Corp.	1,300	36,474
Secom Co., Ltd.	3,100	207,425
Sega Sammy Holdings, Inc. (D)	56,900	832,139
Seino Holdings Co., Ltd.	16,700	181,432
Shimamura Co., Ltd. (D)	1,500	139,075
Shin-Etsu Chemical Co., Ltd.	57,300	3,750,406
Ship Healthcare Holdings, Inc.	19,200	438,798
Shizuoka Bank, Ltd. (D)	25,000	250,136
SHO-BOND Holdings Co., Ltd.	500	22,012
SMC Corp.	2,000	597,740
Sohgo Security Services Co., Ltd. (D)	8,200	279,977
Sompo Japan Nipponkoa Holdings, Inc.	20,100	625,952
Sony Corp. (O)	28,300	752,716
Sony Financial Holdings, Inc.	68,500	1,103,448
Stanley Electric Co., Ltd.	6,000	135,924
Sumitomo Corp. (D)	130,500	1,398,739
Sumitomo Electric Industries, Ltd.	78,200	1,026,931
Sumitomo Mitsui Financial Group, Inc. (D)	78,600	3,015,616
Suntory Beverage & Food, Ltd.	19,900	854,505
Suzuki Motor Corp.	108,500	3,268,072
THK Co., Ltd. (D)	6,100	155,634

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Toda Corp.	177,000	$ 748,230
Tokio Marine Holdings, Inc.	64,000	2,421,845
Tokyo Gas Co., Ltd.	499,000	3,146,236
Toyota Industries Corp.	75,100	4,308,067
Toyota Motor Corp. (D)	57,600	4,026,021
Toyota Tsusho Corp.	11,400	302,739
Trend Micro, Inc.	10,700	353,291
TV Asahi Holdings Corp.	5,000	83,587
Ube Industries, Ltd.	477,000	747,705
Yahoo Japan Corp.	66,800	276,256
Yamada Denki Co., Ltd. (D)	285,100	1,176,675
Yamaha Corp.	14,900	261,388
Yamato Kogyo Co., Ltd.	700	16,949

		136,617,946

Kazakhstan - 0.0% (E)
KazMunaiGas Exploration Production JSC, GDR	6,904	85,264

Korea, Republic of - 0.5%
Hyundai Motor Co.	9,659	1,466,981
Hyundai Wia Corp.	3,873	493,965
Samsung Electronics Co., Ltd.	3,325	4,318,649
Samsung SDI Co., Ltd.	2,957	363,811
SK Hynixm, Inc.	10,392	426,658

		7,070,064

Luxembourg - 0.0% (E)
RTL Group SA (O)	1,480	142,634

Malaysia - 0.2%
Axiata Group Bhd	561,400	1,073,231
IHH Healthcare Bhd, Class A	1,177,100	1,910,185
Telekom Malaysia Bhd	251,900	494,482

		3,477,898

Mexico - 0.2%
America Movil SAB de CV, Series L, ADR	71,285	1,458,491
Fibra Uno Administracion SA de CV, REIT	529,109	1,401,383
PLA Administradora Industrial S de RL de CV, REIT (O)	172,818	350,089

		3,209,963

Netherlands - 1.4%
Akzo Nobel NV	28,598	2,165,416
Constellium NV, Class A (O)	98,057	1,992,518
ING Groep NV, CVA (O)	111,335	1,633,484
Koninklijke DSM NV	26,128	1,460,053
Koninklijke Philips NV	23,069	655,471
Royal Dutch Shell PLC, Class A	36,041	1,078,692
Royal Dutch Shell PLC, Class A, ADR	126,533	7,547,693
SBM Offshore NV (D) (O)	269,783	3,357,725

		19,891,052

Norway - 0.4%
Statoil ASA	339,809	6,023,651

Portugal - 0.1%
NOS SGPS	105,268	763,010

Russian Federation - 0.0% (E)
Novorossiysk Commercial Sea Port PJSC, GDR	31,226	57,456

Singapore - 0.7%
CapitaLand, Ltd.	955,100	2,491,535
Global Logistic Properties, Ltd., Class L	1,330,800	2,569,767
Keppel Corp., Ltd. (D)	356,000	2,334,682
Raffles Medical Group, Ltd.	190,000	544,103
Singapore Telecommunications, Ltd.	474,600	1,514,736

		9,454,823

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
South Africa - 0.1%
Life Healthcare Group Holdings, Ltd.	196,223	$ 684,491

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	121,205	1,226,104
Banco Santander SA, Class A	88,622	668,656
Gas Natural SDG SA	10,338	232,490

		2,127,250

Sweden - 0.3%
Getinge AB, Class B	15,737	390,312
Lundin Petroleum AB (D) (O)	209,982	2,879,522
Svenska Handelsbanken AB, Class A	14,506	655,723

		3,925,557

Switzerland - 1.6%
ACE, Ltd.	2,599	289,762
Credit Suisse Group AG (O)	16,654	448,654
Nestle SA	89,076	6,727,905
Novartis AG	43,656	4,319,329
Roche Holding AG	15,084	4,161,371
Syngenta AG	10,199	3,470,683
TE Connectivity, Ltd.	5,133	367,625
UBS Group AG (O)	178,755	3,369,821
Zurich Insurance Group AG (O)	2,366	801,733

		23,956,883

Taiwan - 0.2%
Cheng Shin Rubber Industry Co., Ltd.	251,000	576,762
Far EasTone Telecommunications Co., Ltd.	190,000	458,453
Taiwan Mobile Co., Ltd.	132,000	461,937
Taiwan Semiconductor Manufacturing Co., Ltd.	321,000	1,492,665
Yulon Motor Co., Ltd.	309,000	422,172

		3,411,989

Thailand - 0.1%
Bangkok Dusit Medical Services PCL, Class F	2,238,800	1,355,389
Bumrungrad Hospital PCL	163,200	762,336

		2,117,725

United Arab Emirates - 0.1%
Al Noor Hospitals Group PLC	66,219	998,010
NMC Health PLC, Class A	112,248	1,106,450

		2,104,460

United Kingdom - 2.6%
Antofagasta PLC, Class A	365,262	3,968,902
AstraZeneca PLC, ADR	10,976	751,088
AstraZeneca PLC	50,283	3,450,897
Barclays PLC	115,506	415,675
BT Group PLC, Class A	207,725	1,349,650
Coats Group PLC, Class A (O)	211,756	77,571
Delphi Automotive PLC, Class A	22,923	1,827,880
Diageo PLC, ADR	15,599	1,724,781
Diageo PLC	12,172	335,750
HSBC Holdings PLC	470,697	4,007,851
Legal & General Group PLC	225,112	930,332
Lloyds Banking Group PLC (O)	1,147,462	1,332,439
Manchester United PLC, Class A (O)	4,620	73,504
National Grid PLC, Class B	110,308	1,414,916
Ophir Energy PLC (O)	517,237	1,034,279
Prudential PLC	96,787	2,400,555
Rio Tinto PLC	116,370	4,785,117
SABMiller PLC	47,404	2,489,296
Spire Healthcare Group PLC (A) (O)	249,859	1,386,197
Standard Chartered PLC	40,133	650,997
Unilever PLC	32,050	1,338,335

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	239,576	$ 783,451
Vodafone Group PLC, ADR	28,270	923,864

		37,453,327

United States - 27.3%
3M Co.	1,839	303,343
Abbott Laboratories	18,486	856,456
AbbVie, Inc., Class G	109,342	6,400,881
Actavis PLC (O)	19,014	5,658,947
Activision Blizzard, Inc.	159,932	3,634,455
Adobe Systems, Inc. (O)	4,231	312,840
AES Corp.	75,467	969,751
Aetna, Inc.	29,636	3,157,123
Agilent Technologies, Inc.	45,716	1,899,500
Alexion Pharmaceuticals, Inc. (O)	7,859	1,361,965
Alliance Data Systems Corp. (O)	974	288,548
Allstate Corp.	15,070	1,072,532
Amdocs, Ltd.	5,636	306,598
American Capital Agency Corp., REIT	18,324	390,851
American Electric Power Co., Inc.	32,955	1,853,719
American Express Co.	38,493	3,007,073
American International Group, Inc.	50,891	2,788,318
American Tower Corp., Class A, REIT	16,323	1,536,810
American Water Works Co., Inc.	26,379	1,430,006
Ameriprise Financial, Inc.	2,331	304,988
AmerisourceBergen Corp., Class A	3,442	391,252
Amgen, Inc.	30,600	4,891,410
Anadarko Petroleum Corp., Class A	118,704	9,829,878
Anthem, Inc.	2,635	406,870
Apple, Inc.	30,923	3,847,749
Archer-Daniels-Midland Co.	5,979	283,405
AT&T, Inc.	94,198	3,075,565
Avnet, Inc.	5,715	254,318
Baker Hughes, Inc.	65	4,139
Bank of America Corp.	425,892	6,554,478
Bank of New York Mellon Corp.	36,541	1,470,410
Becton Dickinson and Co.	2,380	341,744
Berkshire Hathaway, Inc., Class A (D) (O)	14	3,045,000
Berkshire Hathaway, Inc., Class B (O)	24,440	3,527,181
BHF Kleinwort Benson Group (L) (O)	4,137	20,838
Biogen, Inc. (O)	4,200	1,773,408
Boeing Co.	1,844	276,748
BorgWarner, Inc.	21,001	1,270,140
Boulder Brands, Inc. (O)	3,638	34,670
Bristol-Myers Squibb Co.	38,928	2,510,856
Calpine Corp. (O)	79,044	1,807,736
Capital One Financial Corp.	18,787	1,480,791
Cardinal Health, Inc.	4,130	372,815
Catalent, Inc. (O)	42,416	1,321,258
Catamaran Corp. (O)	24,196	1,440,630
Celgene Corp. (O)	16,220	1,869,842
CenterPoint Energy, Inc.	43,379	885,365
CF Industries Holdings, Inc., Class B	999	283,396
Charles Schwab Corp.	47,293	1,439,599
Chevron Corp.	5,622	590,198
Chubb Corp., Class A	2,103	212,613
Cintas Corp. (D)	3,810	311,010
Cisco Systems, Inc.	185,672	5,110,622
Citigroup, Inc.	96,168	4,954,575
CME Group, Inc., Class A	13,520	1,280,479
CNA Financial Corp., Class A	6,038	250,154
CNH Special Voting Shares (O)	15,243	124,230

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Coach, Inc., Class A	60,775	$ 2,517,908
Coca-Cola Co.	111,538	4,522,866
Colfax Corp. (D) (O)	54,285	2,591,023
Colgate-Palmolive Co.	27,772	1,925,710
Comcast Corp., Class A (P)	75,649	4,271,899
Computer Sciences Corp.	5,268	343,895
ConocoPhillips	201	12,514
CONSOL Energy, Inc.	56,747	1,582,674
Constellation Brands, Inc., Class A (O)	3,441	399,879
CR Bard, Inc.	1,666	278,805
Crown Castle International Corp., REIT	19,204	1,585,098
Crown Holdings, Inc. (O)	26,776	1,446,440
CSX Corp.	37,526	1,242,861
CVS Health Corp.	3,729	384,870
Danaher Corp.	14,811	1,257,454
Delta Topco, Ltd. (C) (G) (L) (O)	1,531,260	795,183
Diamondback Energy, Inc. (O)	29,702	2,282,302
Discover Financial Services	21,660	1,220,541
DISH Network Corp., Class A (O)	21,200	1,485,272
Dominion Resources, Inc.	26,849	1,902,789
Dover Corp.	3,497	241,713
Dow Chemical Co.	18,007	863,976
Dropbox, Inc. (C) (G) (L) (O)	171,990	3,135,378
Eaton Corp. PLC	50,201	3,410,656
eBay, Inc. (O)	67,304	3,882,095
Eclipse Resources Corp. (D) (O)	55,127	309,814
Electronic Arts, Inc. (O)	19,195	1,128,954
Eli Lilly & Co.	6,460	469,319
Energizer Holdings, Inc.	1,982	273,615
Envision Healthcare Holdings, Inc. (O)	44,035	1,688,742
EOG Resources, Inc.	90	8,252
EQT Corp.	8,787	728,179
Exxon Mobil Corp.	428	36,380
Facebook, Inc., Class A (O)	27,957	2,298,485
FedEx Corp.	19,614	3,245,136
Fidelity National Information Services, Inc.	5,570	379,094
FMC Corp., Class A	32,971	1,887,590
Ford Motor Co.	242,537	3,914,547
Freeport-McMoRan, Inc.	327,939	6,214,444
Fresh Market, Inc. (D) (O)	4,592	186,619
General Dynamics Corp.	2,641	358,463
General Electric Co.	312,320	7,748,659
Gilead Sciences, Inc. (O)	15,990	1,569,099
Goldman Sachs Group, Inc.	8,957	1,683,647
Google, Inc., Class A (O)	8,963	4,971,776
Google, Inc., Class C (O)	14,940	8,187,120
Gulfport Energy Corp. (O)	27,917	1,281,669
Halliburton Co.	123	5,397
Harris Corp.	3,447	271,486
HCA Holdings, Inc. (O)	44,098	3,317,493
HealthSouth Corp.	17,790	789,164
Helmerich & Payne, Inc. (D)	3,165	215,442
Home Depot, Inc.	2,405	273,232
Humana, Inc., Class A	11,505	2,048,120
Intel Corp.	6,501	203,286
International Business Machines Corp.	15,831	2,540,875
International Paper Co.	5,724	317,625
Intuit, Inc.	3,199	310,175
Invitae Corp. (D) (O)	54,298	910,034
JB Hunt Transport Services, Inc.	22,378	1,910,969
JPMorgan Chase & Co.	127,373	7,716,256
Kansas City Southern	12,603	1,286,514
Kimberly-Clark Corp.	16,139	1,728,648

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Kinder Morgan, Inc.	254	$ 10,683
KLA-Tencor Corp.	10,535	614,085
Kohl’s Corp. (D)	4,029	315,269
Kroger Co.	6,013	460,957
L-3 Communications Holdings, Inc.	2,473	311,079
Las Vegas Sands Corp. (D)	7,863	432,780
Lear Corp.	3,838	425,327
Liberty Broadband Corp., Class A (O)	12,843	725,373
Liberty Broadband Corp., Class C (O)	33,925	1,920,155
Liberty Media Corp., Class A (O)	37,388	1,441,307
Liberty Media Corp., Class C (O)	84,613	3,232,217
Lincoln National Corp.	7,700	442,442
Lowe’s Cos., Inc.	3,699	275,169
LyondellBasell Industries NV, Class A	13,048	1,145,614
Macy’s, Inc.	3,866	250,942
Marathon Oil Corp.	6,377	166,503
Marathon Petroleum Corp.	3,598	368,399
Marsh & McLennan Cos., Inc.	30,551	1,713,606
Mastercard, Inc., Class A	57,038	4,927,513
McDonald’s Corp.	34,883	3,399,000
McKesson Corp.	15,591	3,526,684
Merck & Co., Inc.	52,977	3,045,118
MetLife, Inc.	26,754	1,352,415
Microsoft Corp.	117,618	4,781,760
Mondelez International, Inc., Class A	19,860	716,747
Monsanto Co.	11,406	1,283,631
Morgan Stanley	20,378	727,291
Motorola Solutions, Inc.	3,655	243,679
Mylan NV (O)	57,376	3,405,266
NextEra Energy, Inc.	20,452	2,128,031
Northrop Grumman Corp.	2,779	447,308
NRG Energy, Inc.	59,325	1,494,397
NRG Yield, Inc., Class A (D)	10,224	518,664
Nuance Communications, Inc. (O)	41,666	597,907
Occidental Petroleum Corp.	122	8,906
Oceaneering International, Inc.	56,017	3,020,997
Oracle Corp.	104,637	4,515,087
PACCAR, Inc.	21,345	1,347,723
Parker-Hannifin Corp.	2,022	240,173
PepsiCo, Inc.	17,442	1,667,804
PerkinElmer, Inc.	25,911	1,325,089
Pfizer, Inc.	202,889	7,058,508
Philip Morris International, Inc.	56,370	4,246,352
Phillips 66	84,728	6,659,621
Pioneer Natural Resources Co.	9,937	1,624,799
PPG Industries, Inc.	1,904	429,428
PPL Corp.	16,357	550,577
Precision Castparts Corp.	13,948	2,929,080
Procter & Gamble Co.	92,354	7,567,487
Prudential Financial, Inc.	10,932	877,949
QUALCOMM, Inc.	36,559	2,535,001
Raytheon Co.	3,461	378,114
Receptos, Inc. (O)	220	36,276
Regeneron Pharmaceuticals, Inc., Class A (O)	1,431	646,068
Regions Financial Corp.	175,270	1,656,301
Reinsurance Group of America, Inc., Class A	3,215	299,606
Rockwell Automation, Inc., Class B	26,301	3,050,653
SanDisk Corp.	4,326	275,220
Schlumberger, Ltd.	189	15,770
Seagate Technology PLC (D)	4,651	241,992
Sealed Air Corp., Class A	29,662	1,351,401
SeaWorld Entertainment, Inc.	22,438	432,605
Sempra Energy	17,871	1,948,296

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Southern Copper Corp. (D)	121,672	$ 3,550,389
St. Joe Co. (D) (O)	193,741	3,595,833
Stanley Black & Decker, Inc.	26,743	2,550,212
Stone Energy Corp. (O)	42,033	617,044
SunTrust Banks, Inc.	17,561	721,581
Tenet Healthcare Corp. (O)	41,494	2,054,368
TerraForm Power, Inc., Class A (O)	22,850	834,253
Tesla Motors, Inc. (D) (O)	3,331	628,793
Thermo Fisher Scientific, Inc.	28,322	3,804,777
Tiffany & Co.	8,217	723,178
Time Warner Cable, Inc.	2,103	315,198
Twitter, Inc. (O)	147,371	7,380,340
U.S. Bancorp	54,606	2,384,644
Union Pacific Corp.	34,273	3,712,109
United Continental Holdings, Inc. (O)	35,674	2,399,076
United Parcel Service, Inc., Class B	35,438	3,435,360
United Technologies Corp.	26,115	3,060,678
UnitedHealth Group, Inc.	8,236	974,236
Valero Energy Corp.	6,584	418,874
Veeva Systems, Inc., Class A (D) (O)	99,409	2,537,912
VeriSign, Inc. (O)	4,557	305,182
Verizon Communications, Inc.	119,506	5,817,134
Vertex Pharmaceuticals, Inc. (O)	15,233	1,797,037
Viacom, Inc., Class B	2,769	189,123
Visa, Inc., Class A (D)	98,868	6,466,956
Wal-Mart Stores, Inc.	14,850	1,221,412
Walt Disney Co.	12,390	1,299,587
Waters Corp. (O)	8,741	1,086,681
Wells Fargo & Co.	133,354	7,254,458
Western Digital Corp.	4,434	403,538
Williams Cos., Inc.	98	4,958
Wyndham Worldwide Corp.	3,523	318,726
Zimmer Holdings, Inc., Class A	9,538	1,120,906

		397,846,950

Total Common Stocks (Cost $768,165,384)		776,701,956

RIGHT - 0.0% (E)
Spain - 0.0% (E)
Banco Bilbao Vizcaya Argentaria SA (O)	121,205	17,464

Total Right (Cost $17,160)		17,464

WARRANTS - 0.0% (E)
Australia - 0.0% (E) (L) (O)
TFS Corp., Ltd. (C)
Exercise Price AUD 1.28
Expires 07/18/2015	59,458	34,289
TFS Corp., Ltd., Class A
Exercise Price AUD 1.28
Expires 07/18/2015	368,642	212,592

Total Warrants (Cost $391,617)		246,881

INVESTMENT COMPANIES - 0.7%
United States - 0.7% (O)
ETFS Gold Trust	26,125	3,026,320
ETFS Physical Palladium Shares	10,002	713,243
ETFS Platinum Trust	8,444	934,835
iShares Gold Trust	304,986	3,492,090
SPDR Gold Shares	15,511	1,762,980

Total Investment Companies (Cost $11,064,958)		9,929,468

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.0% (E)
United States - 0.0% (E)
NextEra Energy Partners, LP	9,687	$ 424,484

Total Master Limited Partnership (Cost $275,952)		424,484

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (E)
SPDR Gold Shares, Call
Exercise Price $135.00
Expires 06/19/2015	264	2,904

Total Exchange-Traded Options Purchased (Cost $107,723)		2,904

OVER-THE-COUNTER OPTIONS PURCHASED - 1.3% (Q) (R)
Abbott Laboratories, Call
Strike Price $49.00
Expires 01/15/2016, CITI	71,600	116,157
AbbVie, Inc., Call
Strike Price $55.00
Expires 06/19/2015, BCLY	65,900	320,886
Activision Blizzard, Inc., Call
Strike Price $19.00
Expires 01/15/2016, DUB	70,659	327,569
Aetna, Inc., Call
Strike Price $80.00
Expires 06/19/2015, BCLY	50,300	1,365,683
Bank of America Corp., Call
Strike Price $16.50
Expires 01/15/2016, GSC	198,100	148,058
Citigroup, Inc., Call
Strike Price $50.50
Expires 01/15/2016, GSC	92,000	437,684
Devon Energy Corp., Call
Strike Price $75.00
Expires 04/17/2015, BCLY	27,250	681
Devon Energy Corp., Call
Strike Price $75.00
Expires 04/17/2015, CITI	27,249	681
EURO STOXX 50® Index, Call
Index Value EUR 3,293.01
Expires 12/16/2016, GSC	2,233	1,103,135
EURO STOXX 50® Index, Call
Index Value EUR 3,325.00
Expires 12/18/2015, JPM	951	423,558
EURO STOXX 50® Index, Call
Index Value EUR 3,426.55
Expires 09/21/2018, DUB	375	194,395
EURO STOXX 50® Index, Call
Index Value EUR 3,450.00
Expires 03/17/2017, MSC	882	374,520
EURO STOXX 50® Index, Call
Index Value EUR 3,500.00
Expires 06/16/2017, CITI	819	329,339
EURO STOXX 50® Index, Call
Index Value EUR 3,500.00
Expires 12/15/2017, BCLY	901	403,141
EURO STOXX 50® Index, Call
Index Value EUR 3,500.00
Expires 03/16/2018, GSC	749	346,513
EURO STOXX 50® Index, Call
Index Value EUR 3,600.00
Expires 09/15/2017, BOA	878	332,486

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
EURO STOXX 50® Index, Call
Index Value EUR 3,600.00
Expires 06/15/2018, UBS	363	$ 156,308
Gilead Sciences, Inc., Call
Strike Price $95.00
Expires 01/15/2016, CITI	13,900	162,630
GlaxoSmithKline PLC, Call
Strike Price $44.00
Expires 08/21/2015, BCLY	139,803	426,399
Goldman Sachs Group, Inc., Call
Strike Price $220.00
Expires 01/15/2016, DUB	10,200	28,050
Humana, Inc., Call
Strike Price $125.00
Expires 06/19/2015, GSC	31,999	1,727,946
International Business Machines Corp., Call
Strike Price $182.00
Expires 01/15/2016, DUB	13,620	43,086
International Business Machines Corp., Call
Strike Price $182.00
Expires 01/15/2016, BCLY	13,619	43,082
Johnson & Johnson, Call
Strike Price $110.00
Expires 07/17/2015, DUB	136,200	61,971
JPMorgan Chase & Co., Call
Strike Price $59.00
Expires 01/15/2016, GSC	70,800	330,235
Marathon Petroleum Corp., Call
Strike Price $90.00
Expires 04/17/2015, DUB	27,269	358,587
Marathon Petroleum Corp., Call
Strike Price $100.00
Expires 04/17/2015, GSC	34,050	141,307
Merck & Co., Inc., Call
Strike Price $59.00
Expires 01/15/2016, GSC	143,557	406,298
MetLife, Inc., Call
Strike Price $57.50
Expires 01/15/2016, GSC	109,266	145,324
Morgan Stanley Custom Index, Call
Index Value JPY 131.28
Expires 12/11/2015, MSC	2,451,202	435,395
Morgan Stanley Custom Index, Call
Index Value JPY 139.99
Expires 12/11/2015, MSC	632,982	136,621
Pfizer, Inc., Call
Strike Price $33.00
Expires 01/15/2016, CITI	274,100	743,203
Phillips 66, Call
Strike Price $75.00
Expires 05/15/2015, DUB	6,773	38,267
Phillips 66, Call
Strike Price $75.00
Expires 05/15/2015, CITI	34,009	192,151
Prudential Financial, Inc., Call
Strike Price $90.00
Expires 01/15/2016, CITI	84,952	239,989
SPDR Gold Shares, Call
Exercise Price $120.00
Expires 09/18/2015, JPM	30,300	81,355
STOXX® Europe 600 Index, Call
Index Value EUR 347.97
Expires 12/16/2016, CSFB	7,059	426,129

	Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
STOXX® Europe 600 Index, Call
Index Value EUR 348.12
Expires 09/16/2016, JPM	8,434	$ 494,811
STOXX® Europe 600 Index, Call
Index Value EUR 355.61
Expires 03/17/2017, CSFB	7,951	454,016
STOXX® Europe 600 Index, Call
Index Value EUR 372.06
Expires 09/15/2017, JPM	5,680	276,215
Taiwan Stock Exchange Weighted Index, Call
Index Value TWD 9,000.77
Expires 09/21/2016, CITI	12,200	228,352
Taiwan Stock Exchange Weighted Index, Call
Index Value TWD 9,483.14
Expires 09/21/2016, CITI	11,296	122,494
Taiwan Stock Exchange Weighted Index, Call
Index Value TWD 9,677.00
Expires 12/16/2016, GSC	11,600	112,814
TOPIX Index, Call
Index Value JPY 1,425.00
Expires 12/11/2015, UBS	243,500	333,028
TOPIX Index, Call
Index Value JPY 1,525.00
Expires 12/11/2015, BOA	480,500	413,953
TOPIX Index, Call
Index Value JPY 1,550.00
Expires 06/12/2015, GSC	501,739	212,412
TOPIX Index, Call
Index Value JPY 1,560.00
Expires 05/08/2015, MSC	598,260	147,238
TOPIX Index, Call
Index Value JPY 1,585.00
Expires 12/11/2015, CITI	508,639	319,685
TOPIX Index, Call
Index Value JPY 1,585.00
Expires 03/11/2016, CITI	718,700	543,844
TOPIX Index, Call
Index Value JPY 1,600.00
Expires 06/12/2015, MSC	368,137	88,711
TOPIX Index, Call
Index Value JPY 1,600.00
Expires 09/11/2015, BNP	232,110	105,983
TOPIX Index, Call
Index Value JPY 1,615.00
Expires 09/11/2015, BOA	360,100	147,409
Wells Fargo & Co., Call
Strike Price $60.00
Expires 01/15/2016, GSC	34,000	36,720
Chevron Corp., Put
Strike Price $95.00
Expires 06/19/2015, CITI	42,182	60,531
CONSOL Energy, Inc., Put
Strike Price $38.00
Expires 04/17/2015, UBS	33,950	341,197
Ibovespa Brasil Sao Paulo Stock Exchange Index, Put
Index Value BRL 47,604.37
Expires 08/12/2015, BOA	243	83,071
Ibovespa Brasil Sao Paulo Stock Exchange Index, Put
Index Value BRL 48,000.00
Expires 06/17/2015, GSC	189	50,033

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Russell 2000® Index, Put
Index Value $1,190.00
Expires 04/17/2015, UBS	5,786	$ 18,805
Russell 2000® Index, Put
Index Value $1,200.00
Expires 05/15/2015, DUB	5,865	84,163
Russell 2000® Index, Put
Index Value $1,210.00
Expires 05/15/2015, MSC	3,477	57,892
Russell 2000® Index, Put
Index Value $1,235.00
Expires 04/17/2015, CSFB	5,554	60,539
S&P 500®, Put
Index Value $2,000.00
Expires 04/30/2015, BOA	3,607	56,223
S&P 500®, Put
Index Value $2,000.00
Expires 05/15/2015, UBS	1,804	41,402
S&P 500®, Put
Index Value $2,000.00
Expires 05/15/2015, CITI	1,803	41,379
S&P 500®, Put
Index Value $2,025.00
Expires 04/17/2015, MSC	2,160	26,352
S&P 500®, Put
Index Value $2,025.00
Expires 04/24/2015, MSC	2,160	37,032
S&P 500®, Put
Index Value $2,025.00
Expires 04/30/2015, MSC	2,160	45,400
S&P 500®, Put
Index Value $2,025.00
Expires 05/15/2015, MSC	2,160	62,856
S&P 500®, Put
Index Value $2,050.00
Expires 04/30/2015, BNP	6,490	184,205
S&P 500®, Put
Index Value $2,100.00
Expires 04/17/2015, MSC	1,741	73,122
Time Warner Cable, Inc., Put
Strike Price $125.00
Expires 04/17/2015, MSC	2,103	315
Transocean, Ltd., Put
Strike Price $26.00
Expires 05/15/2015, CITI	108,866	1,271,011

Total Over-the-Counter Options Purchased (Cost $13,863,711)		19,182,032

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (E) (Q) (R)
USD vs. JPY, Put
Exercise Price $116.00
Expires 06/19/2015, JPM	7,074,211	42,863

Total Over-the-Counter Foreign Exchange Options Purchased
(Cost $150,391)		42,863

	Notional Amount	Value
OVER-THE-COUNTER SWAPTIONS PURCHASED - 0.1% (Q) (R)
If exercised the Series pays floating 3 Month LIBOR, and receives 1.50%, European Style, Call Expires 06/30/2015, DUB	$ 73,155,538	$ 347,001
If exercised the Series pays floating 3 Month LIBOR, and receives 1.65%, European Style, Call Expires 07/23/2015, GSC	50,370,000	428,802
If exercised the Series pays floating 3 Month LIBOR, and receives 1.70%, European Style, Call Expires 07/15/2015, DUB	94,900,000	933,141
If exercised the Series receives floating 3 Month LIBOR, and pays 1.07%, European Style, Put Expires 04/04/2018, DUB	JPY 269,375,596	13,020
If exercised the Series receives floating 3 Month LIBOR, and pays 1.25%, European Style, Put Expires 07/29/2016, DUB	342,740,000	15,841
If exercised the Series receives floating 3 Month LIBOR, and pays 1.35%, European Style, Put Expires 01/25/2016, GSC	263,962,885	3,732
If exercised the Series receives floating 3 Month LIBOR, and pays 1.35%, European Style, Put Expires 01/25/2016, GSC	529,703,440	7,490

Total Over-the-Counter Swaptions Purchased (Cost $1,558,569)		1,749,027

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (M)	84,628,191	84,628,191

Total Securities Lending Collateral (Cost $84,628,191)		84,628,191

Total Investments (Cost $1,546,452,466) (S)		1,547,508,914
Net Other Assets (Liabilities) - (6.3)%		(91,689,140)

Net Assets - 100.0%		$ 1,455,819,774

	Shares	Value
SECURITIES SOLD SHORT - (0.3)%
COMMON STOCKS - (0.3)%
United States - (0.3)%
Avery Dennison Corp.	(27,478)	$ (1,453,861)
Camden Property Trust, REIT	(11,189)	(874,196)
Equity Residential, REIT	(8,967)	(698,171)
Mead Johnson Nutrition Co., Class A	(8,489)	(853,399)

Total Common Stocks (Proceeds $3,792,724)		$ (3,879,627)

Total Securities Sold Short (Proceeds $3,792,724)		$ (3,879,627)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN: (Q) (R)

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Value
Call - Abbott Laboratories	$55.00	01/15/2016	71,600	$(34,153)	$(28,998)
Call - AbbVie, Inc.	60.00	05/15/2015	28,300	(47,261)	(38,913)
Call - AbbVie, Inc.	65.00	06/19/2015	65,900	(65,900)	(52,018)
Call - Activision Blizzard, Inc.	24.00	01/15/2016	70,659	(58,647)	(124,881)
Call - Aetna, Inc.	90.00	06/19/2015	50,300	(80,480)	(1,019,995)
Call - Bank of America Corp.	19.00	01/15/2016	198,100	(90,472)	(43,855)
Call - Citigroup, Inc.	57.50	01/15/2016	92,000	(139,150)	(162,840)
Call - GlaxoSmithKline PLC	50.00	08/21/2015	139,803	(27,961)	(76,892)
Call - Humana, Inc.	155.00	06/19/2015	31,999	(91,197)	(839,974)
Call - Ibovespa Brasil Sao Paulo Stock Exchange Index	54,500.00	06/17/2015	189	(76,498)	(75,936)
Call - Ibovespa Brasil Sao Paulo Stock Exchange Index	55,416.37	08/12/2015	243	(82,470)	(145,860)
Call - JPMorgan Chase & Co.	66.00	01/15/2016	70,800	(88,281)	(126,290)
Call - Marathon Petroleum Corp.	100.00	04/17/2015	34,050	(85,465)	(141,308)
Call - Merck & Co., Inc.	65.00	01/15/2016	143,557	(140,686)	(155,042)
Call - MetLife, Inc.	67.50	01/15/2016	109,266	(81,949)	(29,897)
Call - Pfizer, Inc.	37.50	01/15/2016	274,100	(106,899)	(230,729)
Call - Prudential Financial, Inc.	105.00	01/15/2016	84,952	(220,875)	(64,988)
Call - Russell 2000® Index	1,270.00	04/17/2015	5,786	(69,568)	(42,527)
Call - Russell 2000® Index	1,300.00	05/15/2015	9,342	(74,690)	(67,262)
Call - Russell 2000® Index	1,300.00	05/15/2015	3,477	(21,905)	(25,034)
Call - Tenet Healthcare Corp.	49.00	08/21/2015	16,905	(62,587)	(85,370)
Call - Tesla Motors, Inc.	210.00	06/19/2015	3,331	(61,357)	(27,064)
Call - TOPIX Index	1,800.00	12/11/2015	508,639	(103,584)	(90,461)
Call - Twitter, Inc.	50.00	06/19/2015	17,590	(28,320)	(76,077)
Call - Twitter, Inc.	55.00	06/19/2015	14,200	(32,653)	(33,654)
Put - CONSOL Energy, Inc.	38.00	04/17/2015	33,950	(115,430)	(341,198)
Put - CONSOL Energy, Inc.	39.00	04/17/2015	54,489	(186,352)	(606,190)
Put - EURO STOXX 50® Index	2,586.07	09/21/2018	375	(136,733)	(59,086)
Put - General Electric Co.	23.00	06/19/2015	135,857	(145,367)	(35,323)
Put - Ibovespa Brasil Sao Paulo Stock Exchange Index	39,600.00	06/17/2015	189	(15,686)	(5,026)
Put - Ibovespa Brasil Sao Paulo Stock Exchange Index	41,501.25	08/12/2015	243	(39,575)	(24,783)
Put - Morgan Stanley Custom Index	128.68	12/11/2015	2,451,202	(217,152)	(61,148)
Put - Morgan Stanley Custom Index	137.22	12/11/2015	632,982	(58,907)	(14,994)
Put - Russell 2000® Index	1,100.00	05/15/2015	5,865	(51,612)	(18,328)
Put - Russell 2000® Index	1,110.00	05/15/2015	3,477	(21,836)	(12,517)
Put - Russell 2000® Index	1,150.00	04/17/2015	5,554	(15,273)	(6,665)
Put - S&P 500®	1,965.00	04/30/2015	6,490	(79,894)	(66,267)
Put - Taiwan Stock Exchange Weighted Index	8,100.70	09/21/2016	12,200	(205,551)	(87,059)
Put - Taiwan Stock Exchange Weighted Index	8,691.29	09/21/2016	11,296	(193,930)	(134,217)
Put - Taiwan Stock Exchange Weighted Index	8,868.97	12/16/2016	11,600	(220,400)	(182,530)
Put - TOPIX Index	1,225.00	12/11/2015	243,500	(113,868)	(31,149)
Put - TOPIX Index	1,400.00	12/11/2015	508,639	(191,842)	(196,539)
Put - TOPIX Index	1,425.00	06/12/2015	501,739	(128,354)	(72,648)
Put - TOPIX Index	1,425.00	12/11/2015	480,500	(318,412)	(215,121)
Put - TOPIX Index	1,435.00	09/11/2015	360,100	(88,160)	(117,847)
Put - TOPIX Index	1,435.00	03/11/2016	718,700	(478,105)	(420,715)
Put - TOPIX Index	1,460.00	05/08/2015	598,260	(117,605)	(64,716)
Put - TOPIX Index	1,475.00	06/12/2015	368,137	(58,325)	(86,917)

Total				$(5,171,377)	$(6,666,848)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (Q) (R)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Value
Call - 5-Year	DUB	3-Month USD-LIBOR BBA	Receive	1.25%	06/30/2015	$73,155,538	$(158,016)	$(93,695)
Call - 5-Year	GSC	3-Month USD-LIBOR BBA	Receive	1.40	07/23/2015	21,590,000	(88,087)	(72,701)
Put - 5-Year	GSC	3-Month USD-LIBOR BBA	Pay	2.05	07/23/2015	14,390,000	(105,047)	(49,943)

Total							$(351,150)	$(216,339)

CENTRALLY CLEARED SWAP AGREEMENTS: (T) (U)

Credit Default Swap Agreements on Credit Indices – Buy Protection (V)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (W)	Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 23	5.00%	06/20/2020	$2,242,108	$(162,969)	$(157,697)	$(5,272)

Credit Default Swap Agreements on Credit Indices – Sell Protection (Y)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 23	5.00%	06/20/2020	EUR	2,849,400	$345,663	$344,642	$1,021

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month NZD-BBR	3.59%	02/09/2020	NZD	3,678,000	$(3,803)	$0	$(3,803)
3-Month NZD-BBR	3.60	02/09/2020		4,312,000	(2,985)	0	(2,985)
3-Month USD-LIBOR	1.88	03/11/2020		$15,420,000	262,104	0	262,104
3-Month USD-LIBOR	2.16	03/17/2025		3,960,000	46,821	61	46,760
3-Month USD-LIBOR	2.18	03/17/2025		7,920,000	110,094	123	109,971
3-Month USD-LIBOR	2.22	04/07/2025		15,560,000	264,415	(238)	264,653
3-Month USD-LIBOR	2.23	03/17/2025		7,930,000	149,582	123	149,459

Total					$826,228	$69	$826,159

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.97%	03/17/2017	$17,990,000	$(68,644)	$73	$(68,717)
3-Month USD-LIBOR	0.99	03/17/2017	72,010,000	(283,406)	290	(283,696)
3-Month USD-LIBOR	1.03	03/11/2017	38,190,000	(181,034)	0	(181,034)
3-Month USD-LIBOR	1.08	04/07/2017	71,760,000	(382,057)	(275)	(381,782)

Total				$(915,141)	$88	$(915,229)

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (Q) (R)

Cross Currency Swap Agreements

Fixed Rate Receivable	Fixed Rate Payable	Expiration Date	Counterparty	Notional Amount Receivable	Notional Amount Payable	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1.23%	0.10%	03/15/2017	BOA	$2,425,715	JPY 291,900,000	$22,640	$46	$22,594

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month NZD-BBR	3.48%	02/05/2020	DUB	NZD	2,167,562	$(10,232)	$0	$(10,232)
6-Month AUD-BBR-BBSW	2.89	06/11/2020	DUB	AUD	1,727,205	35,147	0	35,147
6-Month PLN-WIBOR	2.05	03/19/2020	DUB	PLN	1,490,000	4,202	0	4,202
6-Month PLN-WIBOR	2.06	03/17/2020	DUB		4,470,000	11,056	0	11,056

Total						$40,173	$0	$40,173

Total Return Swap Agreements – Payable (Z)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Siloam International Hospitals Tbk PT	1-Month USD-LIBOR BBA	04/13/2015	CITI	188,934	$1,127	$0	$1,127
Siloam International Hospitals Tbk PT	1-Month USD-LIBOR BBA	02/08/2016	CSFB	384,100	5,579	0	5,579

Total					$6,706	$0	$6,706

Total Return Swap Agreements – Receivable (Z)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Futures	0.00%	03/31/2017	BNP	210,000	$94,901	$3,286	$91,615
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	220,000	65,119	7,101	58,018
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	220,000	56,864	(2,582)	59,446
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2017	BNP	210,000	103,656	13,556	90,100

Total					$320,540	$21,361	$299,179

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (AA)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
DAX® Index	Long	22	06/19/2015	$(23,932)
EURO STOXX 50® Index	Long	42	06/19/2015	7,731
FTSE 100 Index	Short	(4)	06/19/2015	3,003
NASDAQ-100 E-Mini Index	Long	22	06/19/2015	(18,004)
Nikkei 225 Index	Long	13	06/11/2015	(16,342)
Russell 2000® Mini Index	Short	(51)	06/19/2015	(124,663)
S&P 500® E-Mini	Short	(324)	06/19/2015	(134,920)
TOPIX Index	Long	113	06/11/2015	148,273

Total				$(158,854)

FORWARD FOREIGN CURRENCY CONTRACTS: (Q) (R)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/10/2015	3,179,369	USD	9,316,187	BRL	$267,738	$—
BNP	04/17/2015	1,407,751	USD	21,121,615	MXN	24,644	—
BNP	04/24/2015	3,597,000	USD	3,616,082	CHF	—	(127,786)
BNP	04/24/2015	2,643,881	USD	316,307,880	JPY	5,550	—
BNP	05/15/2015	7,208,000	USD	871,818,412	JPY	—	(65,788)
BNP	05/28/2015	2,849,979	USD	41,804,910	MXN	120,430	—
BNP	06/04/2015	2,111,982	USD	1,930,649	EUR	34,246	—
BNP	08/20/2015	1,459,639	USD	22,094,120	MXN	25,443	—
BNP	09/03/2015	1,381,570	USD	21,875,780	MXN	—	(36,965)
CSFB	04/01/2015	2,017,214	USD	27,628,970	MXN	206,016	—
CSFB	04/02/2015	318,354,400	JPY	2,652,953	USD	1,514	—
CSFB	04/02/2015	2,675,247	USD	318,354,400	JPY	20,780	—
CSFB	04/10/2015	2,441,000	EUR	2,581,284	USD	43,757	—
CSFB	04/10/2015	2,758,843	USD	2,441,000	EUR	133,801	—
CSFB	04/10/2015	1,368,734	USD	20,774,643	MXN	7,697	—
CSFB	04/16/2015	1,438,813	USD	1,847,000	AUD	33,429	—
CSFB	04/24/2015	2,158,000	USD	2,746,724	CAD	—	(10,040)
CSFB	04/30/2015	2,321,216	USD	277,983,000	JPY	2,324	—
CSFB	05/05/2015	2,816,000	USD	3,149,977,600	KRW	—	(19,838)
CSFB	05/07/2015	4,408,031	USD	520,000,000	JPY	69,933	—
CSFB	05/21/2015	2,654,646	USD	318,354,400	JPY	—	(1,638)
CSFB	05/22/2015	3,653,000	USD	438,257,716	JPY	—	(3,772)
CSFB	05/29/2015	1,453,000	USD	19,186,865,000	IDR	7,526	—
CSFB	06/26/2015	163,736,423	INR	2,568,036	USD	1,464	(1,210)
CSFB	07/10/2015	2,358,888	USD	280,000,000	JPY	20,832	—
CSFB	07/23/2015	1,937,934	USD	28,688,590	MXN	71,755	—
CSFB	08/05/2015	86,222,180	INR	1,331,000	USD	10,358	—
CSFB	08/06/2015	3,863,495	USD	57,653,000	MXN	117,133	—
DUB	04/02/2015	2,943,037	EUR	3,106,150	USD	58,436	—
DUB	04/02/2015	3,303,117	USD	2,943,037	EUR	138,532	—
DUB	04/09/2015	1,488,242	EUR	1,561,032	USD	39,395	—
DUB	04/09/2015	4,837,743	USD	4,385,000	EUR	122,423	(224)
DUB	04/17/2015	1,407,808	USD	21,137,536	MXN	23,658	—
DUB	04/20/2015	2,481,782	USD	290,000,000	JPY	63,045	—
DUB	04/23/2015	3,092,829	USD	3,964,149	AUD	77,795	—
DUB	05/05/2015	3,490,000	USD	3,836,626,800	KRW	35,991	—
DUB	05/07/2015	3,019,708	USD	3,973,300	AUD	148	—
DUB	05/12/2015	3,662,692	USD	430,000,000	JPY	75,219	—
DUB	05/14/2015	7,163,000	USD	868,234,393	JPY	—	(80,805)
DUB	05/22/2015	726,870	USD	2,326,930	BRL	8,579	—
DUB	07/23/2015	1,462,007	USD	22,098,970	MXN	24,480	—
DUB	08/10/2015	3,037,975	USD	360,000,000	JPY	30,318	—

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (Q) (R)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
DUB	08/20/2015	1,890,747	USD	28,878,330	MXN	$16,167	$—
HSBC	04/30/2015	2,505,822	USD	300,116,000	JPY	2,299	—
JPM	04/30/2015	2,022,981	USD	27,609,640	MXN	216,623	—
JPM	05/07/2015	10,485,129	USD	1,270,628,900	JPY	—	(115,089)
JPM	05/14/2015	7,163,000	USD	869,022,323	JPY	—	(87,379)
JPM	06/09/2015	2,120,000	USD	13,329,458	CNY	—	(13,413)
JPM	06/11/2015	2,802,903	USD	41,946,000	MXN	66,401	—
JPM	09/15/2015	872,193,000	CLP	1,396,230	USD	—	(20,978)
JPM	09/15/2015	1,435,000	USD	872,193,000	CLP	59,747	—
MSC	04/10/2015	2,965,062	USD	8,680,812	BRL	252,008	—
MSC	04/24/2015	3,133,082	USD	4,016,000	AUD	78,799	—
MSC	05/07/2015	1,436,000	USD	2,000,994	SGD	—	(20,734)
MSC	05/08/2015	1,291,329	USD	1,710,200	AUD	—	(8,289)
MSC	05/08/2015	6,705,685	USD	799,699,928	JPY	34,117	—
MSC	06/12/2015	3,623,000	USD	4,048,340,200	KRW	—	(17,496)
MSC	06/25/2015	1,885,322	USD	28,420,290	MXN	32,825	—
MSC	08/07/2015	1,439,000	USD	9,192,188	CNY	—	(24,142)
MSC	08/24/2015	1,433,000	USD	861,419,290	CLP	71,868	—
MSC	09/17/2015	3,807,366	USD	58,601,120	MXN	18,125	(6,770)
UBS	04/02/2015	318,651,200	JPY	2,655,427	USD	1,515	—
UBS	04/02/2015	2,676,617	USD	318,651,200	JPY	19,675	—
UBS	04/10/2015	1,416,000	USD	21,252,602	MXN	23,649	—
UBS	04/16/2015	3,708,311	EUR	3,931,926	USD	56,315	—
UBS	04/16/2015	1,893,821	USD	2,430,000	AUD	44,831	—
UBS	04/16/2015	4,032,688	USD	3,708,311	EUR	44,447	—
UBS	04/16/2015	1,405,603	USD	20,973,000	MXN	32,134	—
UBS	04/23/2015	3,591,555	USD	2,399,000	GBP	33,463	—
UBS	04/23/2015	548,074	USD	8,294,496	MXN	5,148	—
UBS	05/08/2015	2,472,103	USD	295,080,100	JPY	10,371	—
UBS	05/21/2015	2,657,065	USD	318,651,200	JPY	—	(1,694)
UBS	06/01/2015	4,363,514	USD	520,000,000	JPY	24,237	—
UBS	06/22/2015	4,806,517	USD	580,000,000	JPY	—	(35,132)
UBS	07/09/2015	3,895,819	USD	57,205,420	MXN	170,717	—
UBS	08/26/2015	1,436,000	USD	863,588,860	CLP	71,702	—

Total						$3,311,572	$(699,182)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	7.1%	$109,698,455
U.S. Government Obligations	5.2	79,870,833
Oil, Gas & Consumable Fuels	4.8	74,524,538
Pharmaceuticals	4.5	69,922,822
Banks	4.3	65,838,474
Diversified Financial Services	3.5	53,815,547
Internet Software & Services	2.4	37,179,214
Health Care Providers & Services	2.3	34,954,459
Software	2.2	34,556,949
Automobiles	2.2	34,406,677
Metals & Mining	2.0	31,557,775
Chemicals	1.9	28,759,676
Real Estate Management & Development	1.8	27,552,440
Diversified Telecommunication Services	1.6	24,585,342
Capital Markets	1.6	24,153,639
Media	1.5	23,359,228
Insurance	1.5	23,314,114

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments	Value
Auto Components	1.3%	$20,007,949
IT Services	1.2	19,322,134
Over-the-Counter Options Purchased	1.2	19,182,032
Biotechnology	1.2	18,624,509
Aerospace & Defense	1.1	17,653,399
Industrial Conglomerates	1.0	15,415,365
Machinery	1.0	14,951,724
Road & Rail	0.9	14,670,518
Electrical Equipment	0.9	14,091,437
Beverages	0.9	13,310,239
Food Products	0.8	12,418,297
Household Products	0.7	11,495,460
Technology Hardware, Storage & Peripherals	0.7	11,289,063
Communications Equipment	0.6	10,047,126
Real Estate Investment Trusts	0.6	10,004,619
Consumer Finance	0.6	9,722,595
Health Care Equipment & Supplies	0.6	9,505,322
Energy Equipment & Services	0.6	9,219,627
Electronic Equipment, Instruments & Components	0.6	8,754,903
Trading Companies & Distributors	0.6	8,578,417
Electric Utilities	0.5	8,300,205
Life Sciences Tools & Services	0.5	8,116,047
Multi-Utilities	0.5	7,980,687
Hotels, Restaurants & Leisure	0.5	7,406,318
Air Freight & Logistics	0.5	7,379,421
Wireless Telecommunication Services	0.4	6,791,292
Semiconductors & Semiconductor Equipment	0.4	5,984,089
Airlines	0.4	5,682,705
Tobacco	0.4	5,556,713
Independent Power and Renewable Electricity Producers	0.4	5,530,621
U.S. Government Agency Obligation	0.3	5,188,395
Specialty Retail	0.3	4,896,756
Food & Staples Retailing	0.3	4,659,991
Household Durables	0.3	4,283,411
Containers & Packaging	0.2	3,627,572
Construction & Engineering	0.2	3,589,398
Gas Utilities	0.2	3,378,726
Building Products	0.2	2,802,754
Textiles, Apparel & Luxury Goods	0.2	2,595,479
Health Care Technology	0.2	2,537,912
Paper & Forest Products	0.2	2,514,781
Over-the-Counter Swaptions Purchased	0.1	1,749,027
Commercial Services & Supplies	0.1	1,476,808
Water Utilities	0.1	1,430,006
Multiline Retail	0.1	1,352,337
Leisure Products	0.1	1,306,010
Personal Products	0.1	958,979
Transportation Infrastructure	0.1	873,508
Marine	0.0(E)	620,017
Thrifts & Mortgage Finance	0.0(E)	289,103
Distributors	0.0(E)	108,554
Diversified Consumer Services	0.0(E)	50,427
Over-the-Counter Foreign Exchange Options Purchased	0.0(E)	42,863
Internet & Catalog Retail	0.0(E)	7,071
Exchange-Traded Options Purchased	0.0(E)	2,904

Investments, at Value	75.3	1,165,385,804
Short-Term Investments	24.7	382,123,110

Total Investments	100.0%	$1,547,508,914

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (AB)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (AC)	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$79,870,833	$—	$79,870,833
U.S. Government Agency Obligation	—	5,188,395	—	5,188,395
Foreign Government Obligations	—	109,698,455	—	109,698,455
Corporate Debt Securities	—	80,449,893	—	80,449,893
Convertible Bonds
Cayman Islands	—	601,672	—	601,672
India	—	3,625,845	—	3,625,845
Jersey, Channel Islands	—	1,733,280	—	1,733,280
Luxembourg	—	1,504,275	—	1,504,275
Netherlands	—	2,465,059	1,284,720	3,749,779
Singapore	—	5,203,616	—	5,203,616
Spain	—	2,399,475	—	2,399,475
United States	—	15,427,387	1,419,985	16,847,372
Loan Assignments	—	14,523,690	—	14,523,690
Short-Term U.S. Government Obligations	—	241,085,903	—	241,085,903
Short-Term Foreign Government Obligations	—	56,409,016	—	56,409,016
Convertible Preferred Stocks	10,540,128	4,040,419	—	14,580,547
Preferred Stocks
Brazil	1,392,713	—	—	1,392,713
Korea, Republic of	—	320,418	—	320,418
United Kingdom	2,416,613	—	—	2,416,613
United States	6,706,177	—	6,275,677	12,981,854
Common Stocks
Australia	—	5,742,135	—	5,742,135
Belgium	—	347,402	—	347,402
Bermuda	220,659	—	—	220,659
Brazil	4,422,007	—	—	4,422,007
Canada	17,677,117	—	—	17,677,117
China	2,304,563	2,685,624	—	4,990,187
Cocos (Keeling) Islands	296,359	—	—	296,359
Denmark	—	298,858	—	298,858
France	4,062,784	29,991,859	—	34,054,643
Germany	—	8,827,933	—	8,827,933
Hong Kong	—	14,115,051	—	14,115,051
Indonesia	—	732,397	—	732,397
Ireland	5,702,466	2,720,513	—	8,422,979
Israel	9,485,308	—	—	9,485,308
Italy	—	6,646,528	—	6,646,528
Japan	—	136,617,946	—	136,617,946
Kazakhstan	—	85,264	—	85,264
Korea, Republic of	—	7,070,064	—	7,070,064
Luxembourg	—	142,634	—	142,634
Malaysia	—	3,477,898	—	3,477,898
Mexico	3,209,963	—	—	3,209,963
Netherlands	9,540,211	10,350,841	—	19,891,052
Norway	—	6,023,651	—	6,023,651
Portugal	—	763,010	—	763,010
Russian Federation	57,456	—	—	57,456
Singapore	—	9,454,823	—	9,454,823
South Africa	—	684,491	—	684,491

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (AB)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (AC)	Value at March 31, 2015
ASSETS (continued)
Investments (continued)
Common Stocks (continued)
Spain	$—	$2,127,250	$—	$2,127,250
Sweden	—	3,925,557	—	3,925,557
Switzerland	657,387	23,299,496	—	23,956,883
Taiwan	—	3,411,989	—	3,411,989
Thailand	—	2,117,725	—	2,117,725
United Arab Emirates	—	2,104,460	—	2,104,460
United Kingdom	5,301,117	32,152,210	—	37,453,327
United States	393,139,292	777,097	3,930,561	397,846,950
Right	—	17,464	—	17,464
Warrants	—	246,881	—	246,881
Investment Companies	9,929,468	—	—	9,929,468
Master Limited Partnership	424,484	—	—	424,484
Exchange-Traded Options Purchased	2,904	—	—	2,904
Over-the-Counter Options Purchased	19,182,032	—	—	19,182,032
Over-the-Counter Foreign Exchange Options Purchased	—	42,863	—	42,863
Over-the-Counter Swaptions Purchased	—	1,749,027	—	1,749,027
Securities Lending Collateral	84,628,191	—	—	84,628,191

Total Investments	$591,299,399	$943,298,572	$12,910,943	$1,547,508,914

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$345,663	$—	$345,663
Cross Currency Swap Agreements	—	22,640	—	22,640
Interest Rate Swap Agreements	—	883,421	—	883,421
Total Return Swap Agreements	—	327,246	—	327,246
Futures Contracts (AD)	159,007	—	—	159,007
Forward Foreign Currency Contracts (AD)	—	3,311,572	—	3,311,572

Total Derivative Financial Instruments	$159,007	$4,890,542	$—	$5,049,549

LIABILITIES
Securities Sold Short
Common Stocks	$(3,879,627)	$—	$—	$(3,879,627)

Total Securities Sold Short	$(3,879,627)	$—	$—	$(3,879,627)

Derivative Financial Instruments
Over-the-Counter Options Written	$(6,666,848)	$—	$—	$(6,666,848)
Over-the-Counter Interest Rate Swaptions Written	—	(216,339)	—	(216,339)
Credit Default Swap Agreements	—	(162,969)	—	(162,969)
Interest Rate Swap Agreements	—	(932,161)	—	(932,161)
Futures Contracts (AD)	(317,861)	—	—	(317,861)
Forward Foreign Currency Contracts (AD)	—	(699,182)	—	(699,182)

Total Derivative Financial Instruments	$(6,984,709)	$(2,010,651)	$—	$(8,995,360)

Transfers

Investments	Transfers from Level 1 to Level 2 (AE)	Transfers from Level 2 to Level 1 (AF)	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks	$20,838	$8,698	$—	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $43,509,040, representing 3.0% of the Portfolio’s net assets.

(B)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(C)	At March 31, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Foreign Government Obligations	Provincia de Buenos Aires	05/19/2014	$316,292	$344,628	0.0	%(E)
Foreign Government Obligations	U.K. Gilt	06/18/2014	18,335,796	17,566,396	1.2
Corporate Debt Securities	Sun Hung KAI Properties Capital Market, Ltd., Series MTN	05/05/2014	492,186	515,417	0.0	(E)
Corporate Debt Securities	Credit Suisse Group Guernsey I, Ltd.	05/05/2014	734,510	713,380	0.1
Convertible Bonds	REI Agro, Ltd.	05/05/2014	152,161	144,716	0.0	(E)
Convertible Bonds	Telecom Italia Finance SA	08/13/2014	152,322	150,427	0.0	(E)
Convertible Bonds	CapitaLand, Ltd.	05/05/2014	1,198,289	1,090,283	0.1
Convertible Bonds	CapitaLand, Ltd.	05/05/2014	2,192,400	2,005,185	0.1
Convertible Bonds	Olam International, Ltd.	05/05/2014	1,174,055	1,146,750	0.1
Convertible Bonds	Telefonica SA	07/24/2014	675,900	639,021	0.1
Convertible Bonds	Delta Topco, Ltd.	05/05/2014	1,414,732	1,419,985	0.1
Preferred Stocks	Palantir Technologies, Inc.	05/05/2014	1,304,158	1,891,347	0.1
Preferred Stocks	Uber Technologies, Inc.	08/12/2014	2,002,180	4,384,330	0.3
Common Stocks	Delta Topco, Ltd.	05/05/2014	1,033,601	795,183	0.1
Common Stocks	Dropbox, Inc.	05/05/2014	3,285,009	3,135,378	0.2
Warrants	TFS Corp., Ltd.	05/02/2014	54,391	34,289	0.0	(E)

			$34,517,982	$35,976,715	2.5%

(D)

All or a portion of the security is on loan. The value of all securities on loan is $81,305,800. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(G)	Total aggregate value of illiquid securities is $15,790,913, representing 1.1% of the Portfolio’s net assets.
(H)	The security has a perpetual maturity; the date displayed is the next call date.
(I)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(J)	Security in default.
(K)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2015; the maturity date disclosed is the ultimate maturity date.
(L)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $15,171,531, representing 1.0% of the Portfolio’s net assets.

(M)	Rate disclosed reflects the yield at March 31, 2015.
(N)	Percentage rounds to less than 0.01% or (0.01)%.
(O)	Non-income producing security.
(P)

All or a portion of the security has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $1,572,859.

(Q)	Securities with an aggregate market value of $990,734 have been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(R)	Cash in the amount of $12,420,000 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(S)

Aggregate cost for federal income tax purposes is $1,546,452,466. Aggregate gross unrealized appreciation and depreciation for all securities is $76,764,883 and $75,708,435, respectively. Net unrealized appreciation for tax purposes is $1,056,448.

(T)	Cash in the amount of $1,590,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(U)	Cash in the amount of $1,110,000 has been segregated by the broker as collateral for centrally cleared swap agreements.
(V)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(W)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(X)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(Y)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Z)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(AA)	Cash in the amount of $2,961,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AB)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AC)	Level 3 securities were not considered significant to the Portfolio.
(AD)	Derivative financial instrument valued at unrealized appreciation (depreciation).
(AE)	Transferred from Level 1 to 2 due to other observable quoted prices using similar instruments.
(AF)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on December 31, 2014.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
UBS	UBS AG

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BBA	British Bankers’ Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
CVA	Dutch Certificate Depositary Receipt
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
FTSE	Financial Times & London Stock Exchange Index
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust; includes domestic REITs and Foreign REITs
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
WIBOR	Warsaw Interbank Offered Rate

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2015 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Capital Markets - 4.0%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	195,759	$ 17,737,723
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (A)	81,811	8,305,453
SPDR Barclays Convertible Securities ETF (A)	287,340	13,723,358
SPDR Barclays High Yield Bond ETF	446,624	17,516,593
SPDR Barclays Short Term High Yield Bond ETF	169,218	4,941,166

		62,224,293

Fixed Income - 49.5%
Transamerica JPMorgan Core Bond VP (B)	29,751,608	393,613,772
Transamerica PIMCO Total Return VP (B)	30,086,624	358,331,689
Transamerica Short-Term Bond (C)	2,355,049	23,833,098

		775,778,559

Global/International Equity - 7.0%
Transamerica MFS International Equity VP (B)	12,619,312	109,788,016

Tactical and Specialty - 6.4%
Transamerica Blackrock Global Allocation VP (B)	9,813,171	99,996,211
Transamerica Global Allocation Liquidating Trust (D) (E) (F) (G) (H)	79,640	701,130

		100,697,341

U.S. Equity - 33.1% (B)
Transamerica Barrow Hanley Dividend Focused VP	5,967,714	126,396,183
Transamerica Jennison Growth VP	6,171,559	68,627,735
Transamerica JPMorgan Enhanced Index VP	9,027,092	168,626,081
Transamerica JPMorgan Mid Cap Value VP	1,942,698	45,653,409
Transamerica Morgan Stanley Mid-Cap Growth VP	1,196,829	43,768,036
Transamerica WMC US Growth VP	1,821,426	64,642,426

		517,713,870

Total Investment Companies (Cost $1,487,597,647)		1,566,202,079

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (I)	1,422,000	1,422,000

Total Securities Lending Collateral (Cost $1,422,000)		1,422,000

Total Investments (Cost $1,489,019,647) (J)		1,567,624,079
Net Other Assets (Liabilities) - (0.1)%		(1,965,034)

Net Assets - 100.0%		$ 1,565,659,045

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (L)	Value at March 31, 2015
ASSETS
Investments
Investment Companies
Capital Markets	$62,224,293	$—	$—	$62,224,293
Fixed Income	775,778,559	—	—	775,778,559
Global/International Equity	109,788,016	—	—	109,788,016
Tactical and Specialty	99,996,211	—	701,130	100,697,341
U.S. Equity	517,713,870	—	—	517,713,870
Securities Lending Collateral	1,422,000	—	—	1,422,000

Total Investments	$1,566,922,949	$—	$701,130	$1,567,624,079

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $1,392,390. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Non-income producing security.
(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $701,130, representing less than 0.1% of the Portfolio’s net assets.

(G)	Total aggregate value of illiquid securities is $701,130, representing less than 0.1% of the Portfolio’s net assets.
(H)	At March 31, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$701,130	0.0%(M)

(I)	Rate disclosed reflects the yield at March 31, 2015.
(J)

Aggregate cost for federal income tax purposes is $1,489,019,647. Aggregate gross unrealized appreciation and depreciation for all securities is $84,460,814 and $5,856,382, respectively. Net unrealized appreciation for tax purposes is $78,604,432.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Level 3 securities were not considered significant to the Portfolio.
(M)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 6.6%
Federation Centres, REIT	1,548,700	$ 3,585,885
Goodman Group, REIT	1,516,784	7,335,892
GPT Group, REIT	1,128,968	3,929,645
Investa Office Fund, REIT	915,040	2,718,067
Lend Lease Corp., Ltd.	89,692	1,136,743
Mirvac Group, REIT	3,795,825	5,811,091
Novion Property Group, REIT	1,444,569	2,761,643
Scentre Group, REIT	1,067,818	3,041,755
Stockland, REIT	1,445,208	4,953,342
Westfield Corp., REIT	243,304	1,769,734

		37,043,797

Canada - 0.2%
Boardwalk Real Estate Investment Trust	24,500	1,140,322

France - 5.1%
ICADE, REIT	67,832	6,131,032
Klepierre, REIT (A)	191,791	9,422,344
Mercialys SA, REIT	86,360	2,194,714
Unibail-Rodamco SE, REIT	40,810	11,016,316

		28,764,406

Germany - 2.3%
Deutsche Annington Immobilien SE	48,662	1,642,968
Deutsche Wohnen AG	151,500	3,883,546
LEG Immobilien AG (B)	97,981	7,782,508

		13,309,022

Hong Kong - 8.5%
China Overseas Land & Investment, Ltd.	848,625	2,725,618
CK Hutchison Holdings, Ltd.	604,843	12,396,994
Hongkong Land Holdings, Ltd.	1,017,439	7,681,664
Link REIT	689,300	4,236,635
Sun Hung Kai Properties, Ltd.	909,855	14,048,054
Swire Properties, Ltd.	1,233,100	4,016,146
Wheelock & Co., Ltd.	567,000	2,903,510

		48,008,621

Japan - 14.4%
Daito Trust Construction Co., Ltd. (A)	35,600	3,984,908
Daiwa House Industry Co., Ltd.	140,892	2,785,300
GLP J-REIT	2,146	2,224,103
Japan Hotel REIT Investment Corp.	2,003	1,426,241
Japan Real Estate Investment Corp., REIT	1,189	5,601,242
Japan Retail Fund Investment Corp., Class A, REIT	3,788	7,535,889
Kenedix Office Investment Corp., Class A, REIT	525	2,880,310
Mitsubishi Estate Co., Ltd.	424,710	9,869,236
Mitsui Fudosan Co., Ltd.	657,510	19,349,494
Nippon Building Fund, Inc., REIT	684	3,364,823
Nippon Prologis REIT, Inc. (A)	1,629	3,591,175
NTT Urban Development Corp.	168,900	1,692,732
ORIX JREIT, Inc., Class A	1,993	2,858,181
Sumitomo Realty & Development Co., Ltd.	286,777	10,340,327
Tokyo Tatemono Co., Ltd.	115,700	848,926
United Urban Investment Corp., Class A, REIT	1,847	2,881,342

		81,234,229

Netherlands - 0.9%
Eurocommercial Properties NV, CVA	48,951	2,245,128
NSI NV, REIT	622,020	2,797,704

		5,042,832

	Shares	Value
COMMON STOCKS (continued)
Singapore - 3.2%
CapitaCommercial Trust, REIT	3,983,100	$ 5,122,725
CapitaLand, Ltd. (A)	2,560,800	6,680,267
CapitaMall Trust, REIT	1,786,500	2,863,920
Suntec Real Estate Investment Trust (A)	2,492,500	3,369,102

		18,036,014

Sweden - 0.4%
Hufvudstaden AB, Class A (A)	166,494	2,287,030

Switzerland - 0.3%
PSP Swiss Property AG (B)	17,821	1,680,690

United Kingdom - 6.8%
British Land Co. PLC, REIT	633,549	7,823,890
Derwent London PLC, REIT	99,479	5,052,699
Great Portland Estates PLC, REIT	371,486	4,471,871
Hammerson PLC, REIT	626,354	6,178,738
Land Securities Group PLC, REIT	635,720	11,816,129
Safestore Holdings PLC, REIT	408,581	1,765,234
UNITE Group PLC	128,891	1,119,458

		38,228,019

United States - 49.7%
Alexandria Real Estate Equities, Inc., REIT	68,800	6,745,152
American Realty Capital Properties, Inc., REIT	680,800	6,705,880
AvalonBay Communities, Inc., REIT (A)	71,379	12,437,791
Boston Properties, Inc., REIT	44,500	6,251,360
Brandywine Realty Trust, REIT (A)	177,900	2,842,842
DCT Industrial Trust, Inc., REIT	98,700	3,420,942
DDR Corp., REIT (A)	400,400	7,455,448
Douglas Emmett, Inc., REIT	174,000	5,186,940
Duke Realty Corp., REIT	313,300	6,820,541
Equity Residential, REIT	232,036	18,066,323
Essex Property Trust, Inc., REIT	43,862	10,083,874
General Growth Properties, Inc., REIT	438,106	12,946,032
Health Care REIT, Inc.	223,145	17,262,497
Healthcare Realty Trust, Inc., REIT	167,700	4,658,706
Healthcare Trust of America, Inc., Class A, REIT	141,700	3,947,762
Highwoods Properties, Inc., REIT	75,300	3,447,234
Host Hotels & Resorts, Inc., REIT	560,505	11,310,991
Kilroy Realty Corp., REIT	119,000	9,064,230
Kimco Realty Corp., REIT	384,270	10,317,650
Liberty Property Trust, Series C, REIT	94,859	3,386,466
Macerich Co., Class A, REIT	52,792	4,451,949
Paramount Group, Inc., REIT	237,800	4,589,540
Pebblebrook Hotel Trust, REIT	60,200	2,803,514
Post Properties, Inc., REIT	75,400	4,292,522
Prologis, Inc., Class A, REIT	301,710	13,142,488
Public Storage, REIT	34,530	6,807,244
Ramco-Gershenson Properties Trust, REIT	153,300	2,851,380
Simon Property Group, Inc., REIT	117,149	22,919,030
SL Green Realty Corp., REIT (A)	93,500	12,003,530
Spirit Realty Capital, Inc., REIT	572,700	6,918,216
Strategic Hotels & Resorts, Inc., REIT (B)	369,700	4,595,371
Sun Communities, Inc., REIT (A)	54,200	3,616,224
Sunstone Hotel Investors, Inc., REIT	281,744	4,696,672
Taubman Centers, Inc., REIT (A)	54,561	4,208,290

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
UDR, Inc., REIT (A)	282,384	$ 9,609,528
Vornado Realty Trust, Class A, REIT	99,985	11,198,320

		281,062,479

Total Common Stocks (Cost $487,330,320)		555,837,461

WARRANT - 0.0% (C)
Hong Kong - 0.0% (C)
Sun Hung Kai Properties, Ltd. (B)
Exercise Price HKD 98.60
Expires 04/22/2016	30,604	88,425

Total Warrant (Cost $0)		88,425

SECURITIES LENDING COLLATERAL - 7.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (D)	43,148,049	43,148,049

Total Securities Lending Collateral (Cost $43,148,049)		43,148,049

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2015, to be repurchased at $5,446,272 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $5,558,401.	$ 5,446,270	5,446,270

Total Repurchase Agreement (Cost $5,446,270)		5,446,270

Total Investments (Cost $535,924,639) (E)		604,520,205
Net Other Assets (Liabilities) - (7.0)%		(39,593,965)

Net Assets - 100.0%		$ 564,926,240

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	72.3%	$436,981,342
Real Estate Management & Development	19.7	118,944,544

Investments, at Value	92.0	555,925,886
Short-Term Investments	8.0	48,594,319

Total Investments	100.0%	$604,520,205

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$282,202,801	$273,634,660	$—	$555,837,461
Warrant	—	88,425	—	88,425
Securities Lending Collateral	43,148,049	—	—	43,148,049
Repurchase Agreement	—	5,446,270	—	5,446,270

Total Investments	$325,350,850	$279,169,355	$—	$604,520,205

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $42,068,127. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at March 31, 2015.
(E)	Aggregate cost for federal income tax purposes is $535,924,639. Aggregate gross unrealized appreciation and depreciation for all securities is $74,488,636 and $5,893,070, respectively. Net unrealized appreciation for tax purposes is $68,595,566.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

HKD	Hong Kong Dollar

PORTFOLIO ABBREVIATIONS:

CVA	Dutch Certificate Depositary Receipt
REIT	Real Estate Investment Trust; includes domestic REITs and Foreign REITs

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 81.4%
Fixed Income - 20.6%
Transamerica Aegon U.S. Government Securities VP (A)	6,388	$ 78,826
Transamerica Bond (B)	2,846,117	29,514,233
Transamerica Core Bond (B)	627,956	6,411,430
Transamerica Floating Rate (B)	934,790	9,301,157
Transamerica High Yield Bond (B)	4,259,611	40,508,904
Transamerica Intermediate Bond (B)	501,877	5,154,279
Transamerica Money Market (B)	21,073	21,073
Transamerica PIMCO Total Return VP (A)	2,193,409	26,123,495
Transamerica Short-Term Bond (B)	2,585,634	26,166,613

		143,280,010

Global/International Equity - 60.8%
Transamerica Clarion Global Real Estate Securities VP (A)	2,637,729	36,004,997
Transamerica Emerging Markets Equity (B)	1,185,338	11,770,408
Transamerica Global Equity (B) (C)	2,592,856	29,091,846
Transamerica Income & Growth (B)	4,930,298	52,063,946
Transamerica International Equity (B)	3,323,359	58,889,921
Transamerica International Equity Opportunities (B)	6,936,927	55,772,896
Transamerica International Small Cap (B)	9,342,901	91,093,289
Transamerica International Small Cap Value (B)	6,738,117	81,059,547
Transamerica TS&W International Equity VP (A)	565,894	7,401,896

		423,148,746

Total Investment Companies (Cost $543,755,630)		566,428,756

	Principal	Value
REPURCHASE AGREEMENT - 16.6%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2015, to be repurchased at $115,671,463 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.00%, due 01/01/2033 - 11/01/2033, and with a total value of $117,986,403.	$ 115,671,431	115,671,431

Total Repurchase Agreement (Cost $115,671,431)		115,671,431

Total Investments (Cost $659,427,061) (E)		682,100,187
Net Other Assets (Liabilities) - 2.0%		14,029,905

Net Assets - 100.0%		$ 696,130,092

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (F)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(195)	06/19/2015	$(166,637)
DAX® Index	Long	250	06/19/2015	690,351
EUR June Futures	Short	(2,050)	06/15/2015	(2,223,141)

Total				$(1,699,427)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$566,428,756	$—	$—	$566,428,756
Repurchase Agreement	—	115,671,431	—	115,671,431

Total Investments	$566,428,756	$115,671,431	$—	$682,100,187

Derivative Financial Instruments
Futures Contracts (H)	$690,351	$—	$—	$690,351

Total Derivative Financial Instruments	$690,351	$—	$—	$690,351

LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(2,389,778)	$—	$—	$(2,389,778)

Total Derivative Financial Instruments	$(2,389,778)	$—	$—	$(2,389,778)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at March 31, 2015.
(E)

Aggregate cost for federal income tax purposes is $659,427,061. Aggregate gross unrealized appreciation and depreciation for all securities is $26,688,605 and $4,015,479, respectively. Net unrealized appreciation for tax purposes is $22,673,126.

(F)	Cash in the amount of $12,686,272 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATION:

DAX	Deutscher Aktienindex (Frankfurt Stock Index)

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 15.0%
U.S. Treasury Bond
2.50%, 02/15/2045	$ 3,520,000	$ 3,487,549
3.13%, 08/15/2044	195,000	218,476
3.38%, 05/15/2044	395,000	462,736
3.63%, 02/15/2044	408,000	498,876
3.75%, 11/15/2043	2,143,000	2,677,076
U.S. Treasury Note
0.38%, 03/31/2016	3,315,000	3,318,110
0.50%, 01/31/2017 (A)	1,697,000	1,697,132
0.63%, 12/31/2016	3,410,000	3,418,259
1.00%, 12/15/2017 (A)	2,904,000	2,919,655
1.25%, 10/31/2015 - 10/31/2018	4,833,000	4,861,260
1.38%, 07/31/2018 - 09/30/2018	12,765,000	12,903,243
1.50%, 08/31/2018 - 11/30/2019	8,176,000	8,262,745
1.63%, 07/31/2019 - 12/31/2019	4,107,000	4,163,226
1.75%, 09/30/2019 - 05/15/2023	2,084,000	2,110,667
2.00%, 02/15/2025 (A)	2,522,000	2,537,959
2.13%, 09/30/2021 - 12/31/2021	2,988,000	3,075,265
2.25%, 11/15/2024	7,937,000	8,159,609
2.38%, 08/15/2024	365,000	379,429
2.50%, 08/15/2023 - 05/15/2024	3,388,000	3,562,826
2.75%, 11/15/2023	2,745,000	2,943,584

Total U.S. Government Obligations (Cost $70,669,499)		71,657,682

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.4%
Federal Home Loan Mortgage Corp.
3.50%, 07/01/2029 - 02/01/2044	1,519,750	1,618,729
4.00%, 08/01/2044	955,526	1,038,128
5.00%, 06/01/2020	23,218	24,732
5.50%, 12/01/2028 - 09/01/2041	2,354,460	2,642,980
6.00%, 04/01/2040	207,884	238,176
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.57%, 10/25/2024 (B)	250,000	253,403
2.82%, 10/25/2024 (B)	250,000	252,444
2.37%, 03/25/2025 (B)	349,000	349,486
Federal National Mortgage Association
3.50%, 10/01/2029 - 02/01/2045	6,160,500	6,530,139
4.00%, 06/01/2029 - 08/01/2044	7,196,658	7,847,666
4.50%, 08/01/2041 - 02/01/2043	1,512,743	1,670,661
5.00%, 09/01/2029 - 07/01/2044	2,075,490	2,359,933
5.50%, 03/01/2040 - 12/01/2041	1,875,724	2,122,872
6.00%, 10/01/2035 - 10/01/2038	180,178	204,950
7.00%, 02/01/2039	25,321	30,402
FREMF Mortgage Trust
Series 2010-KSCT, Class B
2.00%, 01/25/2020 (C) (D)	149,312	120,884
Government National Mortgage Association
3.50%, 05/20/2042	23,837	25,364
4.50%, 07/15/2041 - 10/20/2041	222,603	244,168
4.90%, 10/15/2034	103,489	116,158
5.00%, 10/15/2039 - 09/15/2041	1,020,490	1,145,376
5.10%, 01/15/2032	87,948	101,256
5.50%, 09/15/2035 - 07/20/2042	562,567	638,995
6.00%, 11/20/2034 - 02/20/2043	928,508	1,064,545

Total U.S. Government Agency Obligations (Cost $30,135,347)		30,641,447

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.4%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ
5.42%, 10/10/2045	$ 1,600,000	$ 1,658,126
Series 2007-5, Class AM
5.77%, 02/10/2051 (B)	45,522	48,549
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class D
3.22%, 08/15/2026 (B) (C)	100,000	99,882
COMM Mortgage Trust
Series 2007-C9 Class C
5.80%, 12/10/2049 (B)	27,264	28,533
Series 2007-C9, Class AJ
5.65%, 12/10/2049 (B)	835,061	887,846
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	1,105,000	1,196,197
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX
3.38%, 12/15/2019 (C)	132,000	130,580
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 (B) (C)	200,000	191,514
Hilton USA Trust
Series 2013-HLT, Class DFX
4.41%, 11/05/2030 (C)	141,000	145,121
Series 2013-HLT, Class EFX
5.22%, 11/05/2030 (B) (C)	102,000	104,770
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-JWRZ, Class D
3.16%, 04/15/2030 (B) (C)	100,000	100,004
Series 2014-FBLU, Class D
2.77%, 12/15/2028 (B) (C)	100,000	100,270
Series 2015-CSMO, Class B
1.98%, 01/15/2032 (B) (C)	189,000	189,248
Series 2015-CSMO, Class E
4.13%, 01/15/2032 (B) (C)	164,000	164,195
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.49%, 02/15/2040 (B)	285,000	301,400
Starwood Retail Property Trust
Series 2014-STAR, Class D
3.42%, 11/15/2027 (B) (C)	311,000	312,417
Series 2014-STAR, Class E
4.32%, 11/15/2027 (B) (C)	185,000	185,816
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM
5.38%, 12/15/2043	267,600	283,799
Series 2007-C31, Class AJ
5.66%, 04/15/2047 (B)	228,768	238,412
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class SCH1
2.91%, 01/15/2027 (B) (C)	73,000	72,413
Series 2014-TISH, Class WTS1
2.41%, 02/15/2027 (B) (C)	135,000	135,257
Series 2014-TISH, Class WTS2
3.41%, 02/15/2027 (B) (C)	35,000	34,913

Total Mortgage-Backed Securities (Cost $6,643,788)		6,609,262

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.8%
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (C)	$ 141,000	$ 140,720
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D
2.68%, 10/09/2018	120,000	121,185
Series 2012-4, Class E
3.82%, 02/10/2020 (C)	881,000	902,912
Series 2013-4, Class D
3.31%, 10/08/2019	53,000	54,422
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2
4.28%, 09/05/2044 (C)	975,000	1,009,170
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2
4.47%, 03/20/2043 (C)	447,170	461,671
DB Master Finance LLC
Series 2015-1A, Class A2I
3.26%, 02/20/2045 (C)	188,000	189,818
Domino’s Pizza Master Issuer LLC
Series 2012-1A, Class A2
5.22%, 01/25/2042 (C)	629,029	654,054
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	34,000	34,798
Series 2012-6, Class D
2.52%, 09/17/2018	34,000	34,245
Series 2015-1, Class D
3.24%, 04/15/2021	209,000	210,524

Total Asset-Backed Securities (Cost $3,775,187)		3,813,519

CORPORATE DEBT SECURITIES - 15.7%
Aerospace & Defense - 0.1%
Exelis, Inc.
4.25%, 10/01/2016	151,000	155,689
5.55%, 10/01/2021	131,000	144,688

		300,377

Airlines - 0.0% (E)
Southwest Airlines Co.
5.13%, 03/01/2017	161,000	172,146

Auto Components - 0.1% (C)
Continental Rubber of America Corp.
4.50%, 09/15/2019	210,000	216,677
Schaeffler Finance BV
4.25%, 05/15/2021	200,000	199,000

		415,677

Automobiles - 0.8%
General Motors Co.
3.50%, 10/02/2018	718,000	735,634
4.88%, 10/02/2023	2,534,000	2,743,597
6.25%, 10/02/2043	184,000	225,412

		3,704,643

Banks - 1.5%
CIT Group, Inc.
4.25%, 08/15/2017	879,000	889,988
5.50%, 02/15/2019 (C)	389,000	404,560
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	337,000	344,916

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
2.55%, 09/18/2015	$ 103,000	$ 103,751
5.13%, 05/28/2024	1,292,000	1,355,451
6.00%, 12/19/2023	642,000	714,124
6.10%, 06/10/2023	1,106,000	1,229,935
Santander UK PLC
5.00%, 11/07/2023 (C)	1,370,000	1,475,308
SVB Financial Group
5.38%, 09/15/2020	444,000	505,297
Zions Bancorporation
5.80%, 06/15/2023
Cash Rate: 5.80% (A) (B) (F) (G)	340,000	325,210

		7,348,540

Building Products - 0.0% (E)
Owens Corning
4.20%, 12/01/2024	167,000	172,221

Capital Markets - 1.2%
Ameriprise Financial, Inc.
7.52%, 06/01/2066 (B)	694,000	726,701
Charles Schwab Corp.
3.00%, 03/10/2025	275,000	278,139
7.00%, 02/01/2022 (B) (G)	392,000	462,560
Goldman Sachs Group, Inc.
5.63%, 01/15/2017	177,000	189,794
Morgan Stanley
1.88%, 01/05/2018	650,000	654,447
5.55%, 07/15/2020 (B) (G)	410,000	414,100
Raymond James Financial, Inc.
4.25%, 04/15/2016	188,000	195,209
5.63%, 04/01/2024	1,256,000	1,451,956
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	382,000	388,394
3.63%, 04/01/2025	945,000	989,340

		5,750,640

Chemicals - 0.5%
Albemarle Corp.
4.15%, 12/01/2024	580,000	601,532
5.45%, 12/01/2044	477,000	514,465
Ashland, Inc.
3.88%, 04/15/2018	106,000	108,650
6.88%, 05/15/2043	126,000	136,080
LyondellBasell Industries NV
4.63%, 02/26/2055	484,000	481,947
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	304,000	316,540

		2,159,214

Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
2.85%, 06/01/2016	164,000	167,823
GE Capital Trust I
6.38%, 11/15/2067 (B)	49,000	53,042

		220,865

Construction & Engineering - 0.1%
Toll Brothers Finance Corp.
4.00%, 12/31/2018	95,000	97,613
4.38%, 04/15/2023	36,000	36,360
5.88%, 02/15/2022	115,000	126,212

		260,185

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.3%
Hanson, Ltd.
6.13%, 08/15/2016	$ 186,000	$ 195,765
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	236,000	247,425
Vulcan Materials Co.
4.50%, 04/01/2025	702,000	712,530
7.00%, 06/15/2018	189,000	214,988
7.50%, 06/15/2021	150,000	180,000

		1,550,708

Consumer Finance - 0.8%
Ally Financial, Inc.
4.13%, 03/30/2020	440,000	437,250
8.00%, 12/31/2018 - 03/15/2020	584,000	691,608
American Express Co.
6.80%, 09/01/2066 (B)	513,000	538,753
American Express Credit Corp.
2.13%, 03/18/2019	792,000	802,200
Series MTN
1.75%, 06/12/2015	256,000	256,519
Discover Financial Services
3.75%, 03/04/2025	321,000	323,355
3.95%, 11/06/2024	146,000	150,147
Synchrony Financial
3.00%, 08/15/2019	519,000	530,266
4.25%, 08/15/2024	226,000	236,351

		3,966,449

Diversified Financial Services - 1.8%
Bank of America Corp.
1.50%, 10/09/2015	109,000	109,463
8.00%, 01/30/2018 (B) (G)	370,000	395,438
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (A) (C)	890,000	921,305
Citigroup, Inc.
5.80%, 11/15/2019 (B) (G)	683,000	684,707
E*TRADE Financial Corp.
4.63%, 09/15/2023	599,000	609,483
5.38%, 11/15/2022	413,000	435,715
General Electric Capital Corp.
6.25%, 12/15/2022 (B) (G)	500,000	562,500
7.13%, 06/15/2022 (B) (G)	200,000	234,750
Series MTN
6.38%, 11/15/2067 (B)	406,000	440,510
General Motors Financial Co., Inc.
3.25%, 05/15/2018	95,000	96,781
Goldman Sachs Capital I
6.35%, 02/15/2034	817,000	1,018,149
Lazard Group LLC
4.25%, 11/14/2020	678,000	724,598
6.85%, 06/15/2017	15,000	16,664
LeasePlan Corp. NV
2.50%, 05/16/2018 (C)	930,000	940,469
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 (C)	682,000	710,985
5.88%, 03/15/2022 (C)	312,000	333,060
Stifel Financial Corp.
4.25%, 07/18/2024	333,000	339,925
Voya Financial, Inc.
5.65%, 05/15/2053 (B)	177,000	184,965

		8,759,467

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.3%
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	$ 218,000	$ 231,080
PPL WEM Holdings, Ltd.
3.90%, 05/01/2016 (C)	203,000	208,625
5.38%, 05/01/2021 (C)	1,003,000	1,154,379

		1,594,084

Electronic Equipment, Instruments & Components - 0.2%
Trimble Navigation, Ltd.
4.75%, 12/01/2024	745,000	785,479

Energy Equipment & Services - 0.9%
DCP Midstream Operating, LP
3.88%, 03/15/2023	604,000	543,708
4.95%, 04/01/2022	1,152,000	1,121,550
5.60%, 04/01/2044	265,000	227,681
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025 (C)	298,000	308,613
Kinder Morgan Energy Partners, LP
4.30%, 05/01/2024	185,000	188,346
5.00%, 10/01/2021	179,000	192,010
Nabors Industries, Inc.
5.00%, 09/15/2020 (A)	216,000	215,112
Oceaneering International, Inc.
4.65%, 11/15/2024	738,000	746,144
Plains All American Pipeline, LP / PAA Finance Corp.
3.95%, 09/15/2015	399,000	404,495
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019 (C)	347,000	345,265

		4,292,924

Food Products - 0.5%
JM Smucker Co.
3.50%, 03/15/2025 (C)	152,000	156,258
Smithfield Foods, Inc.
5.25%, 08/01/2018 (C)	31,000	31,698
Tyson Foods, Inc.
6.60%, 04/01/2016	314,000	331,240
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (C)	961,000	978,221
3.38%, 10/21/2020 (C)	722,000	756,575

		2,253,992

Gas Utilities - 0.0% (E)
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13%, 07/15/2019	217,000	212,660

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.
1.80%, 12/15/2017	372,000	374,850
Life Technologies Corp.
5.00%, 01/15/2021	56,000	62,540
6.00%, 03/01/2020	318,000	367,256
Zimmer Holdings, Inc.
2.70%, 04/01/2020	434,000	440,053
3.15%, 04/01/2022	513,000	519,209
3.55%, 04/01/2025	591,000	603,258

		2,367,166

\The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.4%
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/2022 (C)	$ 385,000	$ 423,500
HCA, Inc.
3.75%, 03/15/2019	177,000	179,379
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	442,000	447,462
3.60%, 02/01/2025	441,000	442,800
Omnicare, Inc.
4.75%, 12/01/2022	182,000	187,915
5.00%, 12/01/2024	224,000	234,080

		1,915,136

Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc.
3.88%, 05/15/2023	734,000	734,270
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (C)	90,000	85,950

		820,220

Household Durables - 0.1%
DR Horton, Inc.
3.75%, 03/01/2019	282,000	285,525
4.75%, 05/15/2017	49,000	51,205
MDC Holdings, Inc.
5.50%, 01/15/2024	236,000	230,100

		566,830

Insurance - 0.1%
Primerica, Inc.
4.75%, 07/15/2022	572,000	634,233

IT Services - 0.0% (E)
Fidelity National Information Services, Inc.
5.00%, 03/15/2022	93,000	98,610
Fiserv, Inc.
3.13%, 10/01/2015	117,000	118,397

		217,007

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	215,000	220,454

Machinery - 0.0% (E)
CNH Industrial Capital LLC
3.63%, 04/15/2018	123,000	123,308

Media - 0.1%
UBM PLC
5.75%, 11/03/2020 (C)	362,000	399,925

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	603,000	609,162

Multiline Retail - 0.0% (E)
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	155,000	167,201

Oil, Gas & Consumable Fuels - 1.4%
Chesapeake Energy Corp.
4.88%, 04/15/2022 (A)	870,000	815,625
5.38%, 06/15/2021	563,000	546,110
Chevron Corp.
1.35%, 11/15/2017 (A)	288,000	290,348
Cimarex Energy Co.
4.38%, 06/01/2024	456,000	452,580
5.88%, 05/01/2022	551,000	586,815

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
2.25%, 12/15/2018	$ 254,000	$ 256,431
Energy Transfer Partners, LP
4.15%, 10/01/2020	154,000	161,671
EnLink Midstream Partners, LP
4.40%, 04/01/2024 (A)	537,000	564,482
5.60%, 04/01/2044	210,000	232,847
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024 (A)	727,000	743,093
Motiva Enterprises LLC
5.75%, 01/15/2020 (C)	318,000	351,774
Phillips 66 Partners, LP
3.61%, 02/15/2025	121,000	121,204
Spectra Energy Partners, LP
4.75%, 03/15/2024	524,000	575,441
Western Gas Partners, LP
5.38%, 06/01/2021	696,000	769,101

		6,467,522

Paper & Forest Products - 0.2% (C)
Georgia-Pacific LLC
3.16%, 11/15/2021	645,000	661,171
3.60%, 03/01/2025	326,000	334,187

		995,358

Pharmaceuticals - 0.6%
Actavis Funding SCS
2.45%, 06/15/2019	44,000	44,181
3.00%, 03/12/2020	573,000	586,228
3.80%, 03/15/2025	663,000	684,236
3.85%, 06/15/2024	122,000	126,018
4.55%, 03/15/2035	315,000	328,330
4.75%, 03/15/2045	236,000	250,834
4.85%, 06/15/2044	108,000	114,713
VRX Escrow Corp.
5.88%, 05/15/2023 (C)	240,000	246,000
6.13%, 04/15/2025 (C)	240,000	248,400

		2,628,940

Professional Services - 0.5%
Verisk Analytics, Inc.
4.13%, 09/12/2022	72,000	75,069
4.88%, 01/15/2019	491,000	526,424
5.80%, 05/01/2021	1,363,000	1,568,820

		2,170,313

Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	354,000	355,144
4.50%, 07/30/2029	303,000	319,867
4.60%, 04/01/2022	814,000	860,164
Reckson Operating Partnership, LP
6.00%, 03/31/2016	75,000	78,485
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/2024	146,000	149,353
5.00%, 12/15/2023	56,000	61,240
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	189,000	216,981
SL Green Realty Corp.
5.00%, 08/15/2018	188,000	202,850
7.75%, 03/15/2020	1,167,000	1,416,586

		3,660,670

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	$ 273,000	$ 287,151

Road & Rail - 0.0% (E)
JB Hunt Transport Services, Inc.
3.38%, 09/15/2015	169,000	170,800

Semiconductors & Semiconductor Equipment - 0.4%
National Semiconductor Corp.
3.95%, 04/15/2015	245,000	245,221
6.60%, 06/15/2017	528,000	590,739
TSMC Global, Ltd.
1.63%, 04/03/2018 (C)	1,122,000	1,112,299

		1,948,259

Software - 0.2%
Autodesk, Inc.
3.60%, 12/15/2022	113,000	114,183
Cadence Design Systems, Inc.
4.38%, 10/15/2024	791,000	821,951

		936,134

Technology Hardware, Storage & Peripherals - 0.5%
Seagate HDD Cayman
4.75%, 06/01/2023	164,000	172,370
4.75%, 01/01/2025 (C)	1,620,000	1,677,497
5.75%, 12/01/2034 (C)	483,000	516,255

		2,366,122

Transportation Infrastructure - 0.2% (C)
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 03/15/2016 - 06/15/2019	318,000	318,681
3.38%, 03/15/2018	655,000	679,956
4.25%, 01/17/2023	137,000	142,525
4.88%, 07/11/2022	33,000	35,701

		1,176,863

Wireless Telecommunication Services - 0.1%
SBA Tower Trust
2.93%, 12/15/2042 (C)	55,000	55,655
Sprint Corp.
7.25%, 09/15/2021	253,000	254,265

		309,920

Total Corporate Debt Securities (Cost $73,767,125)		75,078,965

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Pharmaceuticals - 0.1%
Actavis PLC
Series A, 5.50%	370	374,440

Total Convertible Preferred Stock (Cost $370,000)		374,440

PREFERRED STOCKS - 0.5%
Banks - 0.1%
Wells Fargo & Co.
6.63% (B)	12,825	362,050

	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets - 0.1% (B)
Morgan Stanley
6.88%	9,150	$ 251,716
Series E, 7.13% (A)	8,425	239,860
State Street Corp.
Series D, 5.90%	3,600	98,244

		589,820

Consumer Finance - 0.2%
Ally Financial, Inc.
Series G, 7.00% (C)	516	527,046
Discover Financial Services
Series B, 6.50%	17,975	465,912

		992,958

Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (B)	15,125	401,115
Morgan Stanley Capital Trust III
6.25% (A)	475	12,174

		413,289

Total Preferred Stocks (Cost $2,241,207)		2,358,117

COMMON STOCKS - 53.4%
Aerospace & Defense - 4.2%
Boeing Co.	55,595	8,343,698
Honeywell International, Inc.	55,911	5,832,076
Precision Castparts Corp.	29,011	6,092,310

		20,268,084

Airlines - 1.2%
United Continental Holdings, Inc. (H)	83,297	5,601,723

Automobiles - 1.2%
General Motors Co.	147,911	5,546,663

Banks - 1.4%
U.S. Bancorp	157,093	6,860,251

Beverages - 0.4%
Diageo PLC	72,534	2,000,765

Biotechnology - 1.8%
Amgen, Inc.	39,638	6,336,134
Regeneron Pharmaceuticals, Inc., Class A (A) (H)	5,185	2,340,924

		8,677,058

Capital Markets - 0.4%
TD Ameritrade Holding Corp.	52,242	1,946,537

Chemicals - 3.4%
E.I. du Pont de Nemours & Co.	126,037	9,007,864
LyondellBasell Industries NV, Class A (A)	84,776	7,443,333

		16,451,197

Consumer Finance - 0.7%
American Express Co.	40,044	3,128,237

Diversified Financial Services - 1.5%
CME Group, Inc., Class A	31,872	3,018,597
JPMorgan Chase & Co.	69,962	4,238,298

		7,256,895

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	18,055	$ 878,015

Electronic Equipment, Instruments & Components - 1.1%
TE Connectivity, Ltd.	75,550	5,410,891

Food Products - 0.4%
Hershey Co.	19,746	1,992,569

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	86,508	4,007,916

Health Care Providers & Services - 0.9%
Aetna, Inc.	40,231	4,285,808

Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp. (A)	105,307	5,796,097
Six Flags Entertainment Corp.	34,586	1,674,308
Starwood Hotels & Resorts Worldwide, Inc. (A)	39,377	3,287,980

		10,758,385

Industrial Conglomerates - 0.7%
3M Co.	21,156	3,489,682

Insurance - 0.9%
Prudential PLC	173,471	4,302,505

Internet & Catalog Retail - 1.1%
Priceline Group, Inc. (H)	4,466	5,199,094

Internet Software & Services - 1.7% (H)
Alibaba Group Holding, Ltd., ADR	16,770	1,395,935
Google, Inc., Class C	11,883	6,511,884

		7,907,819

IT Services - 3.0%
Automatic Data Processing, Inc.	24,408	2,090,301
Mastercard, Inc., Class A	142,511	12,311,525

		14,401,826

Leisure Products - 0.4%
Mattel, Inc. (A)	81,804	1,869,221

Machinery - 0.5%
Dover Corp.	34,010	2,350,771

Media - 1.4%
CBS Corp., Class B	60,911	3,693,034
Time Warner Cable, Inc.	20,098	3,012,288

		6,705,322

Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.	45,095	4,734,073
Marathon Oil Corp.	86,104	2,248,176

		6,982,249

Pharmaceuticals - 7.7%
AbbVie, Inc., Class G	137,742	8,063,417
Actavis PLC (H)	25,134	7,480,381
Bristol-Myers Squibb Co.	88,530	5,710,185
Eli Lilly & Co.	54,361	3,949,327
Endo International PLC (A) (H)	73,443	6,587,837
Johnson & Johnson	51,901	5,221,240

		37,012,387

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.4%
Towers Watson & Co., Class A (A)	12,861	$ 1,700,031

Real Estate Investment Trusts - 0.3%
Outfront Media, Inc.	47,860	1,431,971

Road & Rail - 1.7%
Union Pacific Corp.	73,376	7,947,355

Software - 1.6%
Microsoft Corp.	194,398	7,903,251

Specialty Retail - 1.6%
Home Depot, Inc.	66,678	7,575,288

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	120,370	14,977,639
Seagate Technology PLC (A)	47,984	2,496,608

		17,474,247

Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc., Class B	82,250	8,252,143

Tobacco - 1.7%
Altria Group, Inc.	89,991	4,501,350
Philip Morris International, Inc.	48,045	3,619,230

		8,120,580

Total Common Stocks (Cost $232,313,412)		255,696,736

MASTER LIMITED PARTNERSHIPS - 3.4%
Capital Markets - 2.0%
Blackstone Group, LP, Class A	248,908	9,680,032

Oil, Gas & Consumable Fuels - 1.4%
Enterprise Products Partners, LP	202,047	6,653,408

Total Master Limited Partnerships (Cost $13,110,767)		16,333,440

SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (I)	25,874,603	25,874,603

Total Securities Lending Collateral (Cost $25,874,603)		25,874,603

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.7%

State Street Bank & Trust Co. 0.01% (I), dated 03/31/2015, to be repurchased at $12,881,768 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $13,141,911.

	$ 12,881,764	$ 12,881,764

Total Repurchase Agreement (Cost $12,881,764)		12,881,764

Total Investments (Cost $471,782,699) (J)		501,319,975
Net Other Assets (Liabilities) - (4.8)%		(22,973,689)

Net Assets - 100.0%		$ 478,346,286

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	04/16/2015	1,364,173	USD	913,000	GBP	$9,982	$—
CSFB	04/09/2015	771,346	USD	501,000	GBP	28,208	—
HSBC	04/09/2015	379,802	USD	252,000	GBP	6,557	(549)
JPM	04/01/2015	165,000	GBP	244,495	USD	265	—
JPM	04/01/2015	244,770	USD	165,000	GBP	11	—
JPM	04/16/2015	244,463	USD	165,000	GBP	—	(270)
RBC	04/16/2015	577,434	USD	390,000	GBP	—	(1,027)

Total						$45,023	$(1,846)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$71,657,682	$—	$71,657,682
U.S. Government Agency Obligations	—	30,641,447	—	30,641,447
Mortgage-Backed Securities	—	6,609,262	—	6,609,262
Asset-Backed Securities	—	3,813,519	—	3,813,519
Corporate Debt Securities	—	75,078,965	—	75,078,965
Convertible Preferred Stock	374,440	—	—	374,440
Preferred Stocks	2,358,117	—	—	2,358,117
Common Stocks	249,393,466	6,303,270	—	255,696,736
Master Limited Partnerships	16,333,440	—	—	16,333,440
Securities Lending Collateral	25,874,603	—	—	25,874,603
Repurchase Agreement	—	12,881,764	—	12,881,764

Total Investments	$294,334,066	$206,985,909	$—	$501,319,975

Derivative Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$45,023	$—	$45,023

Total Derivative Financial Instruments	$—	$45,023	$—	$45,023

LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(1,846)	$—	$(1,846)

Total Derivative Financial Instruments	$—	$(1,846)	$—	$(1,846)

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Qt

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $25,320,263. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $22,748,065, representing 4.8% of the Portfolio’s net assets.

(D)	Total aggregate value of illiquid securities is $120,884, representing less than 0.1% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)	The security has a perpetual maturity; the date displayed is the next call date.
(H)	Non-income producing security.
(I)	Rate disclosed reflects the yield at March 31, 2015.
(J)

Aggregate cost for federal income tax purposes is $471,782,699. Aggregate gross unrealized appreciation and depreciation for all securities is $34,340,241 and $4,802,965, respectively. Net unrealized appreciation for tax purposes is $29,537,276.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

GBP	Pound Sterling
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
CSFB	Credit Suisse First Boston
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBC	Royal Bank of Canada

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 1.9%
Boeing Co.	151,479	$ 22,733,968

Automobiles - 1.2%
Tesla Motors, Inc. (A) (B)	73,565	13,886,865

Beverages - 0.1%
Monster Beverage Corp. (B)	6,745	933,474

Biotechnology - 8.5% (B)
Alexion Pharmaceuticals, Inc.	85,480	14,813,684
Biogen, Inc.	76,420	32,267,581
Celgene Corp.	197,972	22,822,212
Gilead Sciences, Inc.	152,090	14,924,592
Incyte Corp.	39,586	3,628,453
Vertex Pharmaceuticals, Inc.	100,180	11,818,234

		100,274,756

Capital Markets - 1.1%
Morgan Stanley	344,830	12,306,983

Chemicals - 2.0%
Monsanto Co.	156,105	17,568,057
Sherwin-Williams Co.	19,494	5,546,043

		23,114,100

Diversified Financial Services - 1.1%
McGraw-Hill Financial, Inc.	127,554	13,189,084

Energy Equipment & Services - 1.0%
Schlumberger, Ltd.	144,707	12,074,352

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	151,192	22,904,832
Kroger Co.	160,506	12,304,390

		35,209,222

Food Products - 1.6%
Mead Johnson Nutrition Co., Class A	89,932	9,040,864
Mondelez International, Inc., Class A	276,965	9,995,667

		19,036,531

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	425,714	19,723,330

Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc., Class A (B)	17,307	11,258,896
Marriott International, Inc., Class A	218,397	17,541,647
Starbucks Corp.	203,058	19,229,592

		48,030,135

Internet & Catalog Retail - 7.2% (B)
Amazon.com, Inc.	91,550	34,065,755
Netflix, Inc.	43,201	18,001,425
Priceline Group, Inc.	18,093	21,062,966
TripAdvisor, Inc.	89,400	7,435,398
Vipshop Holdings, Ltd., ADR	146,264	4,306,012

		84,871,556

Internet Software & Services - 13.8%
Alibaba Group Holding, Ltd., ADR (B)	249,564	20,773,707
Facebook, Inc., Class A (B)	522,323	42,942,786
Google, Inc., Class A (B)	32,000	17,750,400
Google, Inc., Class C (B)	36,520	20,012,960
LendingClub Corp. (A) (B)	52,762	1,036,773
LinkedIn Corp., Class A (B)	96,780	24,181,451

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Tencent Holdings, Ltd.	988,877	$ 18,788,618
Twitter, Inc. (B)	341,031	17,078,833

		162,565,528

IT Services - 7.4%
FleetCor Technologies, Inc. (B)	99,736	15,052,157
Mastercard, Inc., Class A	474,072	40,955,080
Visa, Inc., Class A	465,643	30,457,709

		86,464,946

Life Sciences Tools & Services - 1.6%
Illumina, Inc. (B)	98,262	18,241,358

Media - 3.1%
Time Warner, Inc.	125,251	10,576,195
Walt Disney Co.	246,153	25,818,988

		36,395,183

Oil, Gas & Consumable Fuels - 2.2%
Concho Resources, Inc. (B)	123,104	14,270,216
EOG Resources, Inc.	129,624	11,885,224

		26,155,440

Pharmaceuticals - 8.3%
Actavis PLC (B)	90,762	27,012,586
Bristol-Myers Squibb Co.	410,825	26,498,212
Novo Nordisk A/S, ADR	457,597	24,431,104
Shire PLC, Class B, ADR	82,664	19,780,669

		97,722,571

Real Estate Investment Trusts - 1.2%
American Tower Corp., Class A	146,559	13,798,530

Road & Rail - 2.4%
Canadian Pacific Railway, Ltd.	73,689	13,462,980
Union Pacific Corp.	137,784	14,923,385

		28,386,365

Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC, ADR (A)	315,746	15,566,278
NXP Semiconductors NV (B)	72,564	7,282,523

		22,848,801

Software - 8.5% (B)
Adobe Systems, Inc.	266,343	19,693,401
FireEye, Inc. (A)	158,508	6,221,439
Red Hat, Inc.	242,780	18,390,585
salesforce.com, Inc.	364,390	24,344,896
Splunk, Inc.	189,737	11,232,430
VMware, Inc., Class A	92,273	7,567,309
Workday, Inc., Class A (A)	151,582	12,795,037

		100,245,097

Specialty Retail - 5.1%
Inditex SA	633,819	20,363,641
O’Reilly Automotive, Inc. (B)	72,050	15,580,092
Tiffany & Co.	127,852	11,252,255
TJX Cos., Inc.	189,870	13,300,393

		60,496,381

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	564,580	70,250,689

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 3.8%
NIKE, Inc., Class B	297,924	$ 29,890,715
Under Armour, Inc., Class A (A) (B)	190,078	15,348,798

		45,239,513

Total Common Stocks (Cost $793,167,750)		1,174,194,758

SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	54,780,871	54,780,871

Total Securities Lending Collateral (Cost $54,780,871)		54,780,871

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $1,804,736 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $1,841,076.	$ 1,804,736	1,804,736

Total Repurchase Agreement (Cost $1,804,736)		1,804,736

Total Investments (Cost $849,753,357) (D)		1,230,780,365
Net Other Assets (Liabilities) - (4.6)%		(53,823,948)

Net Assets - 100.0%		$ 1,176,956,417

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$1,135,042,499	$39,152,259	$—	$1,174,194,758
Securities Lending Collateral	54,780,871	—	—	54,780,871
Repurchase Agreement	—	1,804,736	—	1,804,736

Total Investments	$1,189,823,370	$40,956,995	$—	$1,230,780,365

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $53,556,344. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $849,753,357. Aggregate gross unrealized appreciation and depreciation for all securities is $388,976,208 and $7,949,200, respectively. Net unrealized appreciation for tax purposes is $381,027,008.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 24.3%
U.S. Treasury Bond
4.25%, 05/15/2039	$ 50,000	$ 66,023
4.38%, 02/15/2038 - 11/15/2039	5,050,000	6,767,671
4.50%, 05/15/2038	200,000	272,203
5.00%, 05/15/2037	1,775,000	2,579,852
5.25%, 02/15/2029	130,000	177,826
5.38%, 02/15/2031	150,000	213,141
6.13%, 08/15/2029	100,000	148,617
6.25%, 05/15/2030 (A)	425,000	646,000
8.00%, 11/15/2021	1,000,000	1,397,578
8.50%, 02/15/2020	815,000	1,091,272
8.75%, 08/15/2020	2,100,000	2,897,179
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	216,288	288,761
2.50%, 01/15/2029	108,870	139,064
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 04/15/2019	728,983	738,013
0.50%, 04/15/2015	377,507	378,126
1.13%, 01/15/2021	534,265	573,500
U.S. Treasury Note
1.00%, 06/30/2019 - 11/30/2019	600,000	591,907
1.38%, 11/30/2018	740,000	747,169
1.50%, 08/31/2018	200,000	203,078
1.75%, 10/31/2020	5,000,000	5,065,235
2.00%, 11/30/2020	15,000,000	15,389,070
2.13%, 08/31/2020 - 01/31/2021	4,000,000	4,130,468
2.25%, 07/31/2018	500,000	520,235
2.63%, 08/15/2020 - 11/15/2020	1,200,000	1,271,472
2.75%, 12/31/2017 - 02/15/2019	1,050,000	1,112,250
3.13%, 10/31/2016 - 04/30/2017	450,000	472,032
3.25%, 12/31/2016	4,000,000	4,191,876
3.63%, 02/15/2020	400,000	443,219
U.S. Treasury STRIPS
Zero Coupon, 11/15/2016 - 05/15/2035	126,774,000	107,042,493
Zero Coupon, 11/15/2017 - 11/15/2028 (A)	5,875,000	5,068,925
U.S. Treasury STRIPS, PO 08/15/2039	150,000	80,068

Total U.S. Government Obligations (Cost $154,175,968)		164,704,323

U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.9%
Federal Home Loan Bank
5.50%, 07/15/2036	150,000	210,314
Federal Home Loan Mortgage Corp.
0.62%, 09/15/2042 (B)	838,625	842,194
0.67%, 08/15/2042 - 10/15/2042 (B)	2,139,888	2,151,469
0.72%, 07/15/2042 - 03/15/2044 (B)	2,864,593	2,893,548
2.09%, 07/01/2036 (B)	85,057	89,919
2.11%, 08/01/2036 (B)	107,629	114,043
2.13%, 10/01/2036 (B)	56,426	59,608
2.20%, 11/01/2036 (B)	65,422	69,789
2.28%, 12/01/2036 (B)	12,038	12,839
2.31%, 03/01/2037 (B)	95,744	101,498
2.38%, 01/01/2035 - 05/01/2036 (B)	126,666	134,605
2.49%, 10/01/2036 - 02/01/2037 (B)	257,770	275,384
2.50%, 09/01/2034 - 06/01/2036 (B)	348,218	373,451
2.54%, 02/01/2036 (B)	223,154	239,156
3.00%, 08/15/2042 - 01/15/2044	4,890,308	5,023,609
3.50%, 01/01/2032 - 06/01/2043	4,101,458	4,333,612
4.00%, 06/01/2042 - 01/01/2043	2,620,711	2,855,663
4.50%, 05/01/2041	566,202	619,344
5.00%, 10/01/2017 - 04/01/2018	125,831	132,202

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50%, 06/01/2020 - 08/01/2038	$ 944,165	$ 1,037,702
6.00%, 10/01/2017 - 12/01/2034	483,361	530,822
6.50%, 04/01/2016 - 11/01/2036	176,092	188,185
7.00%, 01/01/2031	144,850	164,564
Federal Home Loan Mortgage Corp., IO
5.00%, 09/15/2035	112,645	14,535
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.62%, 01/25/2023	1,250,000	1,279,630
3.39%, 03/25/2024	857,000	922,333
3.49%, 01/25/2024	1,300,000	1,409,856
Federal Home Loan Mortgage Corp. REMIC
0.52%, 06/15/2043 (B)	1,617,428	1,609,831
0.57%, 07/15/2037 - 10/15/2041 (B)	1,307,617	1,310,662
0.61%, 02/15/2037 (B)	26,753	26,948
0.62%, 03/15/2039 - 08/15/2039 (B)	980,620	985,623
0.72%, 08/15/2037 (B)	1,067,014	1,081,196
0.85%, 11/15/2037 (B)	747,675	758,473
3.50%, 08/15/2039	3,072,637	3,246,394
4.00%, 12/15/2041	684,243	731,603
4.50%, 02/15/2020	69,462	71,500
5.00%, 12/15/2022 - 05/15/2041	1,381,409	1,527,554
5.50%, 03/15/2017 - 05/15/2038	2,427,296	2,604,314
5.50%, 05/15/2041 (B)	201,724	219,622
6.00%, 05/15/2027 - 09/15/2036	2,757,954	3,133,314
6.38%, 03/15/2032	185,782	208,508
6.40%, 11/15/2023	63,662	70,414
6.50%, 08/15/2031 - 07/15/2036	1,018,935	1,185,283
7.00%, 03/15/2024 - 05/15/2032	1,582,402	1,820,525
7.25%, 09/15/2030 - 12/15/2030	335,281	388,596
7.50%, 02/15/2023 - 08/15/2030	173,321	196,825
8.00%, 01/15/2030	282,254	328,809
8.50%, 09/15/2020	17,287	18,283
9.91%, 07/15/2032 (B)	94,314	118,206
12.94%, 07/15/2033 (B)	62,058	73,015
14.44%, 09/15/2033 (B)	17,223	22,315
16.92%, 02/15/2040 (B)	100,000	150,608
23.85%, 06/15/2034 (B)	113,639	147,645
Federal Home Loan Mortgage Corp. REMIC, IO
1.77%, 01/15/2040 (B)	357,642	26,802
4.50%, 07/15/2037	198,734	13,201
5.50%, 07/15/2024	272	0
5.83%, 11/15/2037 - 02/15/2039 (B)	287,332	40,346
6.03%, 06/15/2038 (B)	458,964	66,567
6.20%, 10/15/2037 (B)	945,343	187,810
6.25%, 11/15/2037 (B)	126,105	15,084
6.63%, 04/15/2038 (B)	75,266	12,062
6.93%, 07/15/2036 (B)	54,780	10,270
7.53%, 07/15/2017 (B)	16,495	539
7.83%, 03/15/2032 (B)	61,311	16,202
Federal Home Loan Mortgage Corp. REMIC, PO
03/15/2019 - 01/15/2040	892,972	859,708
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.22%, 10/25/2044 (B)	344,306	353,350
6.50%, 02/25/2043	199,625	238,457
6.62%, 07/25/2032 (B)	219,570	253,042
7.00%, 02/25/2043	64,300	79,489
7.50%, 08/25/2042 (B)	86,890	105,220

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
Zero Coupon, 06/01/2017	$ 300,000	$ 295,211
0.43%, 11/25/2046 (B)	324,495	325,138
0.44%, 12/25/2017 (B)	258,313	258,524
0.48%, 01/25/2017 (B)	214,328	214,470
0.51%, 01/01/2023 (B)	1,000,000	999,648
0.52%, 01/01/2023 - 09/25/2042 (B)	1,751,378	1,764,945
0.53%, 01/01/2023 - 08/01/2024 (B)	2,956,775	2,973,907
0.54%, 05/01/2024 (B)	1,367,000	1,367,081
0.56%, 01/01/2023 (B)	716,569	722,280
0.60%, 07/01/2024 (B)	1,250,000	1,250,103
0.61%, 09/01/2024 (B)	1,000,000	999,600
0.62%, 08/25/2019 (B)	151,432	152,391
0.64%, 11/01/2020 (B)	995,000	993,703
0.65%, 09/01/2024 (B)	990,146	990,285
0.72%, 08/25/2042 (B)	850,819	860,222
1.40%, 07/01/2017	1,000,000	1,006,634
1.94%, 07/01/2019	988,225	990,498
2.01%, 07/01/2019 - 06/01/2020	2,987,164	3,004,538
2.03%, 03/25/2019 - 08/01/2019	2,379,000	2,418,584
2.34%, 01/01/2023	979,242	988,562
2.36%, 01/01/2036 (B)	85,389	91,204
2.38%, 12/01/2022	995,389	1,007,832
2.39%, 01/25/2023 (B)	1,000,000	1,004,197
2.40%, 02/01/2023	1,000,000	1,009,192
2.41%, 01/01/2038 (B)	34,402	36,878
2.46%, 02/01/2023	954,667	972,893
2.51%, 06/01/2023	967,988	990,778
2.52%, 05/01/2023	1,000,000	1,013,158
2.61%, 10/25/2021 (B)	1,000,000	1,030,729
2.65%, 08/01/2022	500,000	512,241
2.66%, 12/01/2022	1,000,000	1,028,391
2.67%, 07/01/2022	1,500,000	1,544,340
2.70%, 04/01/2023	1,455,196	1,500,119
2.76%, 06/01/2023	977,015	1,014,016
2.92%, 12/01/2024	1,000,000	1,037,955
3.00%, 01/01/2043	909,061	930,091
3.02%, 07/01/2023	2,750,000	2,879,310
3.02%, 08/25/2024 (B)	636,000	659,318
3.03%, 12/01/2021	471,856	497,003
3.12%, 01/01/2022 - 11/01/2026	1,500,000	1,577,780
3.24%, 10/01/2026 - 12/01/2026	1,993,215	2,115,083
3.29%, 08/01/2026	2,500,000	2,659,478
3.30%, 12/01/2026	1,000,000	1,065,054
3.34%, 02/01/2027	1,000,000	1,069,380
3.35%, 03/25/2024 (B)	1,750,000	1,871,763
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,136,855
3.45%, 01/01/2024	1,000,000	1,077,007
3.48%, 01/25/2024 (B)	3,000,000	3,250,797
3.50%, 08/01/2032 - 06/01/2043	9,502,724	10,062,317
3.51%, 12/25/2023 (B)	1,776,000	1,922,200
3.54%, 01/01/2018	467,820	494,943
3.59%, 10/01/2020	97,804	105,886
3.64%, 10/01/2020	1,353,172	1,468,596
3.65%, 04/25/2021	866,000	933,684
3.67%, 07/01/2023	2,000,000	2,198,678
3.73%, 06/25/2021	500,000	547,252
3.74%, 06/01/2018 - 07/01/2023	1,919,338	2,063,651
3.76%, 04/25/2021 - 06/25/2021	2,000,000	2,179,036
3.77%, 08/01/2021	684,389	748,594
3.86%, 07/01/2021	944,763	1,032,987
3.87%, 08/01/2021	950,986	1,041,690
3.92%, 08/01/2021	1,467,520	1,619,888
3.94%, 07/01/2021	500,000	550,171
3.97%, 06/01/2021 - 07/01/2021	953,825	1,051,893
3.98%, 08/01/2021	1,014,235	1,119,466
3.99%, 07/01/2021	470,325	519,223
4.00%, 07/01/2042 - 08/01/2044	4,487,099	4,862,452
4.02%, 08/01/2021	1,257,310	1,393,245

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.05%, 08/01/2021	$ 826,915	$ 920,693
4.06%, 07/01/2021 - 09/01/2021	1,472,263	1,638,394
4.16%, 03/01/2021	470,077	524,472
4.23%, 03/01/2020	898,867	987,208
4.24%, 06/01/2021	977,027	1,095,136
4.25%, 04/01/2021	500,000	562,046
4.27%, 06/01/2021	420,657	467,373
4.32%, 06/01/2021	762,287	857,977
4.38%, 04/01/2020 - 04/01/2021	597,900	670,970
4.39%, 05/01/2021	245,622	276,582
4.45%, 07/01/2026	476,504	553,744
4.50%, 08/01/2018 - 03/01/2019	610,144	640,325
4.65%, 06/01/2021	952,199	1,085,493
5.00%, 05/11/2017 - 08/01/2040	1,898,288	2,070,327
5.50%, 03/01/2017 - 05/01/2036	675,772	746,386
5.89%, 10/01/2017	718,304	791,699
6.00%, 12/01/2032 - 11/01/2037	823,144	940,013
6.50%, 03/01/2017 - 10/01/2036	176,901	200,963
7.00%, 09/01/2017	13,947	14,396
8.00%, 11/01/2037	9,565	10,667
9.00%, 10/01/2019	1,127	1,144
Federal National Mortgage Association, PO
11/15/2021 - 01/25/2033	830,864	631,909
Federal National Mortgage Association REMIC
0.42%, 06/27/2036 (B)	156,922	156,778
0.47%, 08/25/2041 (B)	416,114	414,827
0.52%, 04/25/2035 - 03/25/2043 (B)	1,010,667	1,008,797
0.57%, 10/25/2042 (B)	830,073	829,520
0.67%, 05/25/2035 - 10/25/2042 (B)	2,885,578	2,898,011
4.00%, 10/25/2025 - 04/25/2033	1,274,751	1,368,728
4.50%, 07/25/2029	1,000,000	1,137,254
5.00%, 09/25/2023 - 08/25/2040	1,846,081	2,085,908
5.50%, 04/25/2023 - 07/25/2038	3,436,394	3,780,837
5.75%, 06/25/2033	366,218	416,574
5.82%, 12/25/2042 (B)	176,653	198,883
6.00%, 11/25/2032 - 11/25/2039	957,298	1,079,878
6.37%, 10/25/2042 (B)	40,075	46,898
6.50%, 02/25/2022 - 05/25/2044	875,765	1,015,436
6.52%, 12/25/2042 (B)	90,837	106,355
6.79%, 07/25/2023 (B)	213,051	236,726
7.00%, 03/25/2031 - 11/25/2041	1,912,327	2,220,896
7.24%, 08/25/2033 (B)	69,768	75,357
8.00%, 05/25/2022	39,969	45,420
9.50%, 06/25/2018	23,812	25,358
10.00%, 03/25/2032 (B)	10,021	12,907
10.95%, 07/25/2035 (B)	129,738	158,378
12.21%, 09/25/2033 (B)	22,387	26,764
13.32%, 07/25/2033 (B)	46,135	58,372
13.65%, 03/25/2038 (B)	15,801	19,746
14.16%, 12/25/2032 (B)	13,820	18,352
15.15%, 11/25/2031 (B)	43,917	62,271
16.02%, 05/25/2034 (B)	53,578	70,289
16.94%, 07/25/2035 (B)	125,006	175,772
19.05%, 04/25/2034 - 05/25/2034 (B)	280,289	397,211
19.32%, 08/25/2032 (B)	48,539	59,526
22.49%, 06/25/2035 (B)	154,302	216,255
23.31%, 05/25/2034 (B)	21,642	30,386
23.93%, 03/25/2036 (B)	40,871	60,124
24.62%, 02/25/2032 (B)	14,793	25,316
25.51%, 10/25/2036 (B)	17,207	24,993
25.87%, 12/25/2036 (B)	29,646	44,433
Federal National Mortgage Association REMIC, IO
0.94%, 08/25/2042 (B)	631,812	11,568
1.53%, 01/25/2038 (B)	96,274	6,652
1.82%, 04/25/2041 (B)	263,116	20,490

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, IO (continued)
5.00%, 03/25/2023	$ 83,456	$ 4,835
5.68%, 09/25/2038 (B)	333,551	41,057
5.74%, 02/25/2038 (B)	226,067	29,727
5.93%, 06/25/2037 (B)	134,384	18,044
6.01%, 12/25/2039 (B)	61,396	7,736
6.03%, 03/25/2038 (B)	41,719	5,850
6.25%, 04/25/2040 (B)	81,307	13,437
6.33%, 06/25/2023 (B)	48,250	4,964
6.36%, 01/25/2041 (B)	570,976	127,953
6.37%, 09/25/2037 (B)	106,387	17,383
6.38%, 02/25/2039 (B)	79,240	14,987
6.41%, 06/25/2036 (B)	72,613	11,205
6.50%, 05/25/2033	56,181	8,572
6.53%, 03/25/2036 (B)	1,159,319	222,869
6.98%, 07/25/2037 (B)	189,811	27,163
7.00%, 06/25/2033	66,331	11,407
Federal National Mortgage Association REMIC, PO
12/25/2032 - 12/25/2043	3,321,783	2,794,702
Financing Corp., PO
11/30/2017 - 09/26/2019	3,700,000	3,547,947
Government National Mortgage Association
0.47%, 08/20/2060 (B)	618,893	619,806
0.51%, 12/20/2062 (B)	407,937	406,133
0.57%, 12/20/2060 (B)	1,088,671	1,086,570
0.58%, 03/20/2063 (B)	904,708	901,049
0.60%, 04/20/2060 (B)	752,190	753,524
0.62%, 11/20/2059 - 03/20/2060 (B)	577,682	579,619
0.64%, 01/20/2061 - 09/20/2064 (B)	3,963,710	3,960,993
0.65%, 02/20/2065 (B)	1,499,227	1,500,089
0.67%, 01/20/2064 - 07/20/2064 (B)	6,693,018	6,691,625
0.72%, 07/20/2062 (B)	284,104	285,408
0.75%, 09/20/2062 (B)	860,478	864,991
0.82%, 05/20/2061 - 03/20/2064 (B)	3,672,688	3,698,117
0.87%, 05/20/2061 (B)	423,015	426,144
1.65%, 01/20/2063 - 02/20/2063	3,497,992	3,499,570
1.75%, 03/20/2063	984,847	990,756
3.50%, 11/20/2039	500,000	524,144
5.00%, 04/16/2023 - 07/16/2033	1,715,933	1,896,720
5.50%, 11/20/2020 - 09/20/2039	3,013,429	3,377,960
5.53%, 07/20/2040 (B)	528,534	599,266
5.84%, 12/20/2038 (B)	203,109	231,492
6.00%, 08/20/2016 - 08/20/2039	504,118	574,156
6.50%, 10/16/2024 - 06/20/2033	1,958,317	2,308,916
7.33%, 11/20/2030	25,890	29,811
7.50%, 11/20/2029	92,055	107,191
8.00%, 01/15/2016 - 06/20/2030	28,088	33,592
8.50%, 02/16/2030	254,455	303,030
9.00%, 05/16/2027	16,053	18,496
13.05%, 10/20/2037 (B)	53,720	67,692
16.01%, 06/17/2035 (B)	46,199	63,666
16.34%, 05/18/2034 (B)	16,020	18,103
19.18%, 04/16/2034 (B)	63,510	91,974
19.68%, 09/20/2037 (B)	26,146	35,686
22.66%, 04/20/2037 (B)	78,900	115,527
28.60%, 09/20/2034 (B)	42,914	70,366
Government National Mortgage Association, IO
5.50%, 10/16/2037	274,643	29,196
5.52%, 12/20/2038 (B)	97,294	13,210
5.65%, 02/20/2038 (B)	153,065	20,984
5.82%, 11/20/2037 (B)	141,345	18,135
5.90%, 06/20/2039 (B)	115,352	13,670
5.92%, 10/20/2034 - 08/20/2039 (B)	321,602	41,065
5.93%, 02/16/2039 (B)	70,618	8,043

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, IO (continued)
6.02%, 03/20/2037 - 06/20/2038 (B)	$ 291,131	$ 36,624
6.09%, 04/20/2039 (B)	146,331	16,912
6.12%, 09/20/2035 - 03/20/2039 (B)	419,918	64,761
6.17%, 03/20/2039 (B)	131,597	16,372
6.23%, 05/16/2038 - 06/16/2039 (B)	544,369	80,491
6.30%, 06/16/2037 (B)	133,521	17,600
6.32%, 10/20/2037 (B)	74,554	12,342
6.33%, 03/16/2034 (B)	276,409	16,005
6.37%, 11/20/2037 - 12/20/2037 (B)	137,545	19,656
6.50%, 03/20/2039	71,341	12,937
6.52%, 07/20/2036 (B)	66,525	3,498
6.57%, 11/20/2033 - 07/20/2037 (B)	302,448	43,827
6.60%, 08/20/2037 (B)	195,636	26,676
6.64%, 04/16/2037 (B)	79,927	15,667
6.72%, 03/20/2038 (B)	79,520	12,390
6.77%, 10/20/2032 (B)	110,279	4,806
7.78%, 04/16/2032 (B)	130,513	30,850
Government National Mortgage Association, PO
02/17/2033 - 01/20/2038	410,799	388,279
National Credit Union Administration Guaranteed Notes Trust
2.65%, 10/29/2020	771,166	786,405
2.90%, 10/29/2020	700,000	717,469
Residual Funding Corp., PO
10/15/2019 - 10/15/2020	8,120,000	7,429,430
Tennessee Valley Authority
4.63%, 09/15/2060	22,000	25,771
5.25%, 09/15/2039	300,000	392,819
5.88%, 04/01/2036	150,000	210,173
Tennessee Valley Authority, IO
Zero Coupon, 05/01/2019	200,000	186,944
Tennessee Valley Authority, PO
11/01/2025 - 01/15/2038	900,000	625,930

Total U.S. Government Agency Obligations (Cost $229,635,557)		235,786,227

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
African Development Bank
8.80%, 09/01/2019	225,000	283,498
Brazilian Government International Bond
5.00%, 01/27/2045 (A)	200,000	185,000
Colombia Government International Bond
5.00%, 06/15/2045	200,000	205,500
Israel Government AID Bond
5.50%, 09/18/2033	100,000	138,197
Israel Government AID Bond, PO
Series 2004-Z
08/15/2023	1,000,000	818,792
Israel Government AID Bond
Series 2006-Z
Zero Coupon, 02/15/2022	1,500,000	1,295,830
Series 2007-Z
Zero Coupon, 08/15/2025	1,000,000	763,830
Series 2008-Z
Zero Coupon, 02/15/2024 - 02/15/2025	2,000,000	1,580,204
Series 2010-Z
Zero Coupon, 02/15/2025	500,000	387,955
Mexico Government International Bond
3.60%, 01/30/2025 (A)	414,000	424,867
4.00%, 10/02/2023	232,000	245,456
5.55%, 01/21/2045	448,000	525,280
Series MTN
3.50%, 01/21/2021	244,000	254,004
4.75%, 03/08/2044	60,000	63,000

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peruvian Government International Bond
5.63%, 11/18/2050	$ 36,000	$ 44,010
Poland Government International Bond
4.00%, 01/22/2024	133,000	146,034
Province of Ontario, Canada
0.95%, 05/26/2015	250,000	250,260
1.65%, 09/27/2019	173,000	173,687
2.70%, 06/16/2015	100,000	100,466
South Africa Government International Bond
5.38%, 07/24/2044	252,000	270,799
Turkey Government International Bond
5.75%, 03/22/2024 (A)	200,000	222,420
6.63%, 02/17/2045	200,000	247,440

Total Foreign Government Obligations (Cost $8,251,517)		8,626,529

MORTGAGE-BACKED SECURITIES - 6.4%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 (C)	23,864	23,865
Series 2013-1, Class A
2.40%, 11/15/2025 (C)	71,623	71,861
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 (C)	604,961	611,059
Series 2013-2, Class B
4.38%, 11/15/2027 (C)	250,000	256,629
Series 2014-1, Class A1
1.72%, 04/15/2033 (C)	344,000	342,583
Series 2014-1, Class A2
3.02%, 04/15/2033 (C)	301,000	303,963
Ajax Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 (B) (C) (D)	384,887	381,300
Series 2013-B, Class A
3.50%, 02/25/2051 (B) (C) (D)	320,009	320,098
Series 2014-A, Class A
3.75%, 10/25/2057 (B) (C)	476,941	475,939
Alternative Loan Trust
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	469,418	472,967
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	329,086	318,434
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	126,730	115,381
Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.58%, 07/25/2035 (B)	540,881	66,050
Series 2005-22T1, Class A2
4.90%, 06/25/2035 (B)	889,188	131,568
Series 2005-J1, Class 1A4
4.93%, 02/25/2035 (B)	375,575	31,354
Alternative Loan Trust, PO
Series 2003-J1
10/25/2033	25,234	21,364
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 (B) (C)	59,428	59,607
ASG Re-REMIC Trust
Series 2009-1, Class A60
5.63%, 06/26/2037 (B) (C)	83,728	82,722
Series 2009-3, Class A65
2.06%, 03/26/2037 (B) (C)	114,594	114,128
Series 2009-4, Class A60
6.00%, 06/28/2037 (C)	50,182	50,757

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 (C)	$ 100,000	$ 102,603
Series 2014-520M, Class C
4.21%, 08/15/2046 (B) (C)	200,000	206,280
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	182,368	189,745
Series 2003-7, Class 2A4
5.00%, 09/25/2018	14,919	15,087
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A4
5.37%, 09/10/2045 (B)	500,000	507,294
Series 2006-3, Class A4
5.89%, 07/10/2044 (B)	143,925	150,087
Series 2006-5, Class A4
5.41%, 09/10/2047	375,000	387,608
Series 2007-5, Class A4
5.49%, 02/10/2051	300,000	319,225
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 (C) (D)	251,374	249,464
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (B)	207,578	207,013
Series 2010-R11A, Class 1A6
9.53%, 08/26/2035 (B) (C)	50,300	51,002
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 (C)	30,635	30,767
Banc of America Funding Trust, PO
Series 2004-1
03/25/2034	40,401	33,047
Series 2005-7, Class 30
11/25/2035	50,626	40,847
Series 2005-8, Class 30
01/25/2036	17,206	13,355
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50,000	50,308
Series 2005-5, Class A4
5.12%, 10/10/2045 (B)	406,211	408,242
Series 2005-6, Class A4
5.18%, 09/10/2047 (B)	655,209	662,687
Banc of America Mortgage Trust
Series 2003-J, Class 3A2
2.62%, 11/25/2033 (B)	205,762	206,305
Series 2004-3, Class 1A26
5.50%, 04/25/2034	84,210	86,035
Series 2004-6, Class 1A3
5.50%, 05/25/2034	96,168	101,529
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 (C)	550,000	572,452
Series 2012-TFT, Class A
2.89%, 06/05/2030 (C)	350,000	348,232
BCAP LLC Trust
Series 2010-RR7, Class 2A1
2.29%, 07/26/2045 (B) (C)	160,906	161,171
Series 2011-RR10, Class 2A1
0.99%, 09/26/2037 (B) (C)	279,892	258,031
Series 2012-RR10, Class 1A1
0.40%, 02/26/2037 (B) (C)	271,989	262,396
Series 2012-RR10, Class 3A1
0.36%, 05/26/2036 (B) (C)	249,301	236,710

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2012-RR2, Class 1A1
0.34%, 08/26/2036 (B) (C)	$ 141,879	$ 139,435
Series 2012-RR3, Class 2A5
1.99%, 05/26/2037 (B) (C)	184,266	184,763
Series 2012-RR4, Class 8A3
0.40%, 06/26/2047 (B) (C)	253,803	242,359
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A
0.81%, 07/25/2034 (B)	504,600	482,858
Bear Stearns ARM Trust
Series 2006-1, Class A1
2.36%, 02/25/2036 (B)	163,722	163,211
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-T20, Class A4A
5.14%, 10/12/2042 (B)	468,420	472,466
Series 2006-PW13, Class A4
5.54%, 09/11/2041	272,546	284,445
CAM Mortgage Trust
Series 2014-2, Class A
2.60%, 05/15/2048 (B) (C)	34,288	34,285
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.23%, 07/15/2044 (B)	100,000	101,881
CGBAM Commercial Mortgage Trust
Series 2014-HD, Class A
0.97%, 02/15/2031 (B) (C)	200,000	198,991
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	87,495	90,624
Series 2007-A1, Class 1A3
2.53%, 02/25/2037 (B)	201,644	198,628
Series 2007-A2, Class 2A1
2.51%, 07/25/2037 (B)	81,801	82,599
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	142,796	149,952
Series 2004-3, Class A4
5.75%, 04/25/2034	85,677	89,209
Series 2004-7, Class 2A1
2.47%, 06/25/2034 (B)	43,417	42,511
Series 2004-8, Class 2A1
4.50%, 06/25/2019	26,527	27,305
Series 2004-HYB1, Class 2A
2.51%, 05/20/2034 (B)	39,617	37,772
Series 2005-22, Class 2A1
2.44%, 11/25/2035 (B)	260,494	220,202
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class A
2.11%, 01/12/2030 (C)	93,840	95,217
Citigroup Mortgage Loan Trust
Series 2003-1, Class 2A5
5.25%, 10/25/2033	58,183	59,310
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (C)	314,007	318,981
Series 2010-8, Class 6A6
4.50%, 12/25/2036 (C)	347,448	355,332
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	65,066	68,270
COMM Mortgage Trust
Series 2013-SFS, Class A2
2.99%, 04/12/2035 (B)	125,000	128,094
Series 2014-KYO, Class A
1.08%, 06/11/2027 (B) (C)	1,058,000	1,054,013
Series 2014-PAT, Class A
0.98%, 08/13/2027 (B) (C)	198,000	197,594

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-TWC, Class A
1.02%, 02/13/2032 (B) (C)	$ 450,000	$ 449,191
Series 2014-TWC, Class B
1.78%, 02/13/2032 (B) (C)	500,000	500,032
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.12%, 11/17/2026 (B) (C)	37,252	37,242
Commercial Mortgage Trust
Series 2006-GG7, Class AM
5.78%, 07/10/2038 (B)	50,000	52,348
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.65%, 03/15/2039 (B)	143,062	146,914
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	56,910	58,802
Series 2003-27, Class 5A4
5.25%, 11/25/2033	78,267	79,887
Series 2004-5, Class 3A1
5.25%, 08/25/2019	27,872	28,549
CSMC Trust
Series 2010-11R, Class A6
1.17%, 06/28/2047 (B) (C)	783,583	753,661
Series 2011-6R, Class 3A1
5.65%, 07/28/2036 (B) (C)	65,259	65,619
Series 2011-9R, Class A1
2.18%, 03/27/2046 (B) (C)	84,022	84,207
Series 2012-3R, Class 1A1
2.25%, 07/27/2037 (B) (C)	91,277	90,909
Series 2014-ICE, Class A
1.05%, 04/15/2027 (B) (C)	505,000	503,170
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (B) (C)	47,355	47,684
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 (C)	55,374	55,746
GMACM Mortgage Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	31,887	32,671
Series 2004-J5, Class A7
6.50%, 01/25/2035	48,899	50,985
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.71%, 12/10/2027 (C)	142,828	145,501
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A
3.55%, 04/10/2034 (C)	750,000	801,364
Series 2013-NYC5, Class A
2.32%, 01/10/2030 (C)	100,000	101,790
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.31%, 08/10/2044 (B) (C)	200,000	213,364
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.52%, 03/25/2035 (B) (C)	235,484	205,446
Series 2005-RP3, Class 1AF
0.52%, 09/25/2035 (B) (C)	143,101	122,119
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	140,083	144,256
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	100,263	104,151

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust (continued)
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	$ 152,596	$ 157,966
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	150,087	135,619
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	251,369	249,609
HILT Mortgage Trust
Series 2014-ORL, Class A
1.07%, 07/15/2029 (B) (C)	850,000	846,221
Homeowner Assistance Program Reverse Mortgage Loan Trust
Series 2013-RM1, Class A
4.00%, 05/26/2053 (C) (D)	692,946	680,196
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.52%, 05/25/2036 (B)	142,699	138,085
Series 2006-2, Class 2A1
0.52%, 08/25/2036 (B)	39,135	38,476
Independent National Mortgage Corp. Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
Zero Coupon, 08/25/2035 (B)	955,179	10
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP3, Class A4A
4.94%, 08/15/2042 (B)	307,900	308,835
Series 2005-LDP5, Class A4
5.23%, 12/15/2044 (B)	370,321	374,369
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	110,534	114,737
Series 2007-C1, Class A4
5.72%, 02/15/2051	495,288	526,695
Series 2013-JWRZ, Class A
0.95%, 04/15/2030 (B) (C)	400,000	399,915
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2006-LDP8, Class X
0.54%, 05/15/2045 (B)	4,137,640	24,615
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.43%, 11/25/2033 (B)	85,161	85,323
KGS-Alpha SBA COOF Trust, IO
Series 2014-2, Class A
3.16%, 04/25/2040 (B) (C)	881,509	129,058
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 (C)	154,000	166,689
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	163,256	174,107
LVII Re-REMIC Trust
Series 2009-2, Class M3
5.11%, 09/27/2037 (B) (C)	145,239	145,995
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.65%, 04/21/2034 (B)	109,073	109,675
Series 2004-13, Class 3A7
2.67%, 11/21/2034 (B)	59,609	60,663
Series 2004-3, Class 4A2
2.26%, 04/25/2034 (B)	40,137	37,433
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	46,010	46,750
Series 2004-5, Class 5A1
4.75%, 06/25/2019	34,450	35,352

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	$ 102,420	$ 107,112
MASTR Re-REMIC Trust, PO
Series 2005, Class 3
05/28/2035 (C)	82,070	65,656
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.79%, 10/25/2028 (B)	652,761	623,147
Series 2004-1, Class 2A1
2.23%, 12/25/2034 (B)	142,650	138,971
Series 2004-A, Class A1
0.63%, 04/25/2029 (B)	469,653	450,513
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3
3.67%, 02/15/2047	350,000	372,659
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class A4A
5.23%, 09/15/2042 (B)	273,692	274,504
Series 2006-T21, Class A4
5.16%, 10/12/2052 (B)	385,000	390,273
Series 2006-T23, Class A4
5.88%, 08/12/2041 (B)	629,937	658,972
Series 2011-C3, Class A3
4.05%, 07/15/2049	100,000	107,576
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA
1.00%, 03/27/2051 (C)	191,304	191,065
Series 2012-XA, Class A
2.00%, 07/27/2049 (C)	309,564	309,811
Series 2012-XA, Class B
0.25%, 07/27/2049 (C)	150,000	132,015
MortgageIT Trust
Series 2005-1, Class 1A1
0.81%, 02/25/2035 (B)	58,960	57,489
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2
6.00%, 05/25/2033	11,272	11,633
Series 2003-A1, Class A5
7.00%, 04/25/2033	14,085	14,600
NorthStar
Series 2013-1A, Class A
2.02%, 08/25/2029 (B) (C)	250,035	250,270
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	296,013	74,771
RAIT Trust
Series 2014-FL3, Class A
1.42%, 12/15/2031 (B) (C)	327,036	327,190
RALI Trust
Series 2002-QS16, Class A3
16.26%, 10/25/2017 (B)	7,254	7,477
Series 2003-QS19, Class A1
5.75%, 10/25/2033	101,886	107,271
Series 2003-QS3, Class A2
16.12%, 02/25/2018 (B)	7,979	8,803
Series 2004-QS3, Class CB
5.00%, 03/25/2019	76,287	78,115
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A
3.26%, 03/11/2031 (C)	160,000	163,820
RBSSP Re-REMIC Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 (B) (C)	85,068	86,107

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 (C)	$ 115,981	$ 118,947
RFMSI Trust, PO
Series 2004-S6, Class 2A6
06/25/2034	17,673	15,135
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.94%, 04/20/2033 (B)	296,994	284,286
Series 2004-11, Class A1
0.48%, 12/20/2034 (B)	211,066	205,029
Series 2004-8, Class A1
0.88%, 09/20/2034 (B)	448,951	428,181
Series 2004-9, Class A1
0.86%, 10/20/2034 (B)	378,580	360,784
Springleaf Mortgage Loan Trust
Series 2012-1A, Class A
2.67%, 09/25/2057 (B) (C)	69,534	70,432
Series 2012-1A, Class M3
6.00%, 09/25/2057 (B) (C)	250,000	253,902
Series 2012-2A, Class A
2.22%, 10/25/2057 (B) (C)	197,059	197,668
Series 2012-2A, Class M4
6.00%, 10/25/2057 (B) (C)	300,000	311,362
Series 2012-3A, Class A
1.57%, 12/25/2059 (B) (C)	251,301	251,927
Series 2012-3A, Class M1
2.66%, 12/25/2059 (B) (C)	103,000	102,969
Series 2012-3A, Class M2
3.56%, 12/25/2059 (B) (C)	165,000	167,229
Series 2013-1A, Class A
1.27%, 06/25/2058 (B) (C)	236,768	236,460
Series 2013-1A, Class M1
2.31%, 06/25/2058 (B) (C)	166,000	162,879
Series 2013-1A, Class M2
3.14%, 06/25/2058 (B) (C)	108,000	108,179
Series 2013-1A, Class M3
3.79%, 06/25/2058 (B) (C)	127,000	127,896
Series 2013-2A, Class A
1.78%, 12/25/2065 (B) (C)	410,918	410,208
Series 2013-2A, Class M1
3.52%, 12/25/2065 (B) (C)	125,000	127,419
Series 2013-3A, Class M1
3.79%, 09/25/2057 (B) (C)	153,000	154,121
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4
2.54%, 02/25/2034 (B)	537,581	534,627
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.88%, 01/19/2034 (B)	583,779	565,269
Series 2004-AR1, Class 1A1
0.88%, 03/19/2034 (B)	512,728	488,642
Series 2004-AR5, Class 1A1
0.84%, 10/19/2034 (B)	81,556	77,946
Series 2005-AR5, Class A3
0.43%, 07/19/2035 (B)	256,927	246,375
Structured Asset Securities Corp.
Series 2005-6, Class 4A1
5.00%, 05/25/2035	14,950	15,163
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-29, Class 1A1
4.75%, 09/25/2018	84,154	85,614
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	99,599	101,726

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A
1.94%, 12/25/2044 (B)	$ 188,321	$ 187,131
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.53%, 08/15/2039 (B)	1,547	1,547
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (C)	231,000	242,293
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130,000	138,643
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	298,409
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.75%, 05/10/2063 (B) (C)	1,049,334	78,921
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	519,259	614,303
VML LLC
Series 2014-NPL1, Class A1
3.88%, 04/25/2054 (B) (C)	163,380	163,473
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 (C)	544,235	556,656
Series 2013-PENN, Class A
3.81%, 12/13/2029 (C)	400,000	431,169
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class A7
5.12%, 07/15/2042 (B)	443,274	444,201
Series 2005-C21, Class A4
5.27%, 10/15/2044 (B)	280,450	282,475
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.09%, 03/15/2045 (B) (C)	12,441,307	14,059
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6
2.42%, 10/25/2033 (B)	193,402	195,692
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (B)	65,526	65,599
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	96,942	100,457
Series 2003-S9, Class A8
5.25%, 10/25/2033	104,555	107,343
Series 2004-AR3, Class A2
2.37%, 06/25/2034 (B)	35,517	35,847
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7
5.50%, 06/25/2035	263,058	242,192
Washington Mutual Mortgage Pass-Through Certificates Trust, IO
Series 2005-2, Class 1A4
4.88%, 04/25/2035 (B)	871,923	120,209
Series 2005-3, Class CX
5.50%, 05/25/2035	283,471	59,027
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, PO
Series 2003-MS7, Class P
03/25/2033	14,940	11,276

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A
2.71%, 03/18/2028 (B) (C)	$ 400,000	$ 405,364
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 (B) (C)	165,033	162,557
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (B)	158,152	159,514
Series 2003-K, Class 1A1
2.49%, 11/25/2033 (B)	25,765	25,875
Series 2004-EE, Class 3A1
2.50%, 12/25/2034 (B)	159,209	160,316
Series 2004-I, Class 1A1
2.60%, 07/25/2034 (B)	150,733	152,015
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (B)	202,869	203,488
Series 2004-V, Class 1A1
2.60%, 10/25/2034 (B)	62,643	63,152
Series 2005-AR3, Class 1A1
2.62%, 03/25/2035 (B)	748,159	753,639
Series 2005-AR8, Class 2A1
2.60%, 06/25/2035 (B)	44,694	44,892
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (C)	133,524	133,524

Total Mortgage-Backed Securities (Cost $42,657,917)		43,366,912

ASSET-BACKED SECURITIES - 9.9%
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.97%, 12/27/2022 (B) (C)	241,528	241,740
Ally Auto Receivables Trust
Series 2011-5, Class A4
1.32%, 07/15/2016	607,485	607,654
Series 2012-3, Class A3
0.85%, 08/15/2016	10,961	10,966
Series 2013-2, Class A4
1.24%, 11/15/2018	75,000	75,082
Series 2014-SN2, Class A3
1.03%, 09/20/2017	132,000	132,107
Series 2015-SN1, Class A2A
0.93%, 10/20/2016	343,750	343,716
Series 2015-SN1, Class A3
1.21%, 03/20/2017	152,000	151,985
American Credit Acceptance Receivables Trust
Series 2012-3, Class A
1.64%, 11/15/2016 (C)	4,965	4,966
Series 2013-1, Class A
1.45%, 04/16/2018 (C)	49,526	49,544
Series 2013-2, Class A
1.32%, 02/15/2017 (C)	28,273	28,283
Series 2014-1, Class A
1.14%, 03/12/2018 (C)	235,295	235,374
Series 2014-4, Class A
1.33%, 07/10/2018 (C)	280,451	280,731
Series 2015-1, Class A
1.43%, 08/12/2019 (C)	423,000	422,309
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (C)	363,000	362,278
Series 2013-2A, Class 2A
3.07%, 03/15/2048 (C)	350,000	351,374

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 01/09/2017	$ 1,796	$ 1,797
Series 2012-5, Class A3
0.62%, 06/08/2017	14,447	14,447
Series 2013-1, Class A3
0.61%, 10/10/2017	29,566	29,569
Series 2013-5, Class A3
0.90%, 09/10/2018	78,644	78,670
Ascentium Equipment Receivables LLC
Series 2012-1A, Class A
1.83%, 09/15/2019 (C)	1,804	1,805
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 (C)	151,069	151,065
Blue Elephant Loan Trust
Series 2015-1, Class A
3.12%, 12/15/2022 (C)	631,000	629,449
BMW Vehicle Lease Trust
Series 2013-1, Class A3
0.54%, 09/21/2015	9,714	9,713
BMW Vehicle Owner Trust
Series 2014-A, Class A2
0.53%, 04/25/2017	823,000	823,096
Series 2014-A, Class A3
0.97%, 11/26/2018	240,000	240,286
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (C)	90,945	90,592
California Republic Auto Receivables Trust
Series 2012-1, Class A
1.18%, 08/15/2017 (C)	46,771	46,847
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	11,561	11,560
CarFinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 (C)	26,040	26,085
Series 2014-1A, Class A
1.46%, 12/17/2018 (C)	179,639	179,357
Series 2014-1A, Class B
2.72%, 04/15/2020 (C)	125,000	126,204
Series 2014-2A, Class A
1.44%, 11/16/2020 (C)	892,157	890,504
Series 2015-1A, Class A
1.75%, 06/15/2021 (C)	266,428	266,778
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.15%, 10/15/2021 (B) (C) (D)	433,334	433,334
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	128,703	128,686
Series 2013-4, Class A3
0.80%, 07/16/2018	92,000	91,955
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	82,941
Series 2014-2, Class A3
0.98%, 01/15/2019	842,000	841,791
CarNow Auto Receivables Trust
Series 2014-1A, Class A
0.96%, 01/17/2017 (C)	193,283	193,045
Chase Funding Trust
Series 2003-6, Class 1A7
4.28%, 11/25/2034 (B)	79,745	80,834

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 (C)	$ 350,000	$ 350,000
Consumer Credit Origination Loan Trust
Series 2015-1, Class A
2.82%, 03/15/2021 (C)	304,474	305,590
CPS Auto Receivables Trust
Series 2011-C, Class A
4.21%, 03/15/2019 (C)	32,809	33,414
Series 2012-A, Class A
2.78%, 06/17/2019 (C)	18,644	18,829
Series 2012-B, Class A
2.52%, 09/16/2019 (C)	122,618	123,315
Series 2013-A, Class A
1.31%, 06/15/2020 (C)	90,591	89,954
Series 2013-D, Class A
1.54%, 07/16/2018 (C)	333,822	333,698
Series 2014-A, Class A
1.21%, 08/15/2018 (C)	253,903	252,957
Series 2014-B, Class A
1.11%, 11/15/2018 (C)	521,019	517,815
Series 2014-C, Class A
1.31%, 02/15/2019 (C)	651,406	648,938
Series 2014-C, Class C
3.77%, 08/17/2020 (C)	100,000	100,145
Series 2014-D, Class A
1.49%, 04/15/2019 (C)	676,124	674,161
Series 2014-D, Class C
4.35%, 11/16/2020 (C)	100,000	101,507
Series 2015-A, Class A
1.53%, 07/15/2019 (C)	533,000	533,314
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 (C)	75,964	76,185
Series 2012-D, Class A
1.48%, 03/16/2020 (C)	38,610	38,618
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 (C)	375,354	376,193
Series 2013-1A, Class A
1.21%, 10/15/2020 (C)	500,000	500,328
Series 2014-1A, Class A
1.55%, 10/15/2021 (C)	500,000	499,374
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/2017 (C)	505,000	504,949
Series 2015-AA, Class D
4.12%, 06/15/2022 (C)	294,000	293,912
DT Auto Owner Trust
Series 2014-3A, Class A
0.98%, 04/16/2018 (C)	438,158	437,985
Series 2015-1A, Class A
1.06%, 09/17/2018 (C)	453,162	453,306
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 (C)	7,618	7,621
Series 2013-1A, Class A
1.29%, 10/16/2017 (C)	452,782	453,497
Series 2013-2A, Class A
1.49%, 11/15/2017 (C)	227,083	227,496
Series 2014-1A, Class A
1.29%, 05/15/2018 (C)	331,835	332,139
Series 2014-2A, Class A
1.06%, 08/15/2018 (C)	170,170	169,742
Series 2014-3A, Class A
1.32%, 01/15/2019 (C)	799,862	799,388
Series 2015-1A, Class A
1.60%, 06/17/2019 (C)	630,000	630,344

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Fifth Third Auto Trust
Series 2014-3, Class A2A
0.57%, 05/15/2017	$ 240,000	$ 239,916
Series 2014-3, Class A3
0.96%, 03/15/2019	103,000	102,997
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 (C)	31,680	31,728
Series 2013-1A, Class A2
0.90%, 10/15/2018 (C)	234,775	234,764
Series 2013-3A, Class A2
0.89%, 09/15/2017 (C)	410,510	410,524
Series 2014-3A, Class A2
1.06%, 11/15/2018 (C)	508,000	507,952
Series 2014-3A, Class A3
1.67%, 11/16/2020 (C)	221,000	221,411
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 (C)	98,605	98,696
Series 2013-2, Class A
1.94%, 01/15/2019 (C)	140,292	140,646
Series 2014-2, Class A
1.43%, 12/16/2019 (C)	420,872	420,514
Series 2014-2, Class B
2.84%, 11/16/2020 (C)	134,000	135,021
Series 2014-2, Class C
3.95%, 12/15/2020 (C)	66,000	67,171
Series 2015-1, Class A
1.63%, 06/15/2020 (C)	689,000	689,651
Ford Credit Auto Lease Trust
Series 2014-A, Class A2A
0.50%, 10/15/2016	211,137	211,044
Series 2014-B, Class A3
0.89%, 09/15/2017	195,000	195,092
Series 2014-B, Class A4
1.10%, 11/15/2017	77,000	77,062
Ford Credit Auto Owner Trust
Series 2012-B, Class A3
0.72%, 12/15/2016	12,356	12,359
Series 2012-D, Class A3
0.51%, 04/15/2017	41,019	41,015
Series 2014-B, Class A3
0.90%, 10/15/2018	237,000	237,224
Series 2014-C, Class A2
0.61%, 08/15/2017	1,000,000	999,925
Series 2014-C, Class A3
1.06%, 05/15/2019	611,000	612,146
Series 2015-A, Class A2A
0.81%, 01/15/2018	310,000	310,305
Series 2015-A, Class A3
1.28%, 09/15/2019	196,000	196,591
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.55%, 01/15/2018 (B)	168,000	168,054
GCAT
Series 2014-1, Class A1
3.23%, 07/25/2019 (B) (C)	449,011	451,781
GE Equipment Midticket LLC
Series 2012-1, Class A3
0.60%, 05/23/2016	76,855	76,858
Series 2012-1, Class A4
0.78%, 09/22/2020	150,000	150,115
GLC II Trust
Series 2014-A, Class A
4.00%, 12/18/2020 (C)	893,593	895,380

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/2021 (C)	$ 718,439	$ 715,386
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 07/20/2016 (C)	516,469	515,830
Series 2015-1, Class A2
1.10%, 12/20/2017	452,000	452,939
Series 2015-1, Class A3
1.53%, 09/20/2018	214,000	215,265
GMAT Trust
Series 2014-1A, Class A
3.72%, 02/25/2044 (B) (C)	76,236	76,122
Gold Key Resorts LLC
Series 2014-A, Class A
3.22%, 03/17/2031 (C)	331,978	333,534
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 (C)	866,000	864,788
Series 2013-T7, Class AT7
1.98%, 11/15/2046 (C)	357,000	353,823
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (C)	195,000	194,571
Series 2013-T1, Class A2
1.50%, 01/16/2046 (C)	270,000	268,515
Series 2013-T1, Class B2
1.74%, 01/16/2046 (C)	124,000	124,025
Series 2014-T2, Class AT2
2.22%, 01/15/2047 (C)	167,000	165,831
Honda Auto Receivables Owner Trust
Series 2012-2, Class A3
0.70%, 02/16/2016	6,091	6,092
Series 2014-1, Class A2
0.41%, 09/21/2016	365,267	365,081
Series 2014-2, Class A3
0.77%, 03/19/2018	186,000	185,912
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016 (C)	100,341	100,467
Series 2012-1, Class A3
0.81%, 09/15/2016	7,860	7,862
Hyundai Auto Receivables Trust
Series 2012-B, Class A3
0.62%, 09/15/2016	5,189	5,189
Series 2013-A, Class A3
0.56%, 07/17/2017	153,312	153,280
Series 2014-B, Class A3
0.90%, 12/17/2018	1,052,000	1,052,833
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	181,969
Series 2014-A, Class A2
0.45%, 09/15/2016	392,402	392,272
KGS Alpha SBA Coof Trust, IO
0.86%, 08/25/2038	2,744,848	100,358
Series 2013-2, Class A
1.54%, 03/25/2039 (B) (C)	1,820,533	101,836
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.52%, 07/25/2034 (B) (C)	8,179	8,162
LV Tower 52 Issuer LLC
Series 2013-1, Class A
5.50%, 06/15/2018 (C) (D)	675,369	677,702

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class M2
2.42%, 03/25/2032 (B)	$ 63,146	$ 63,145
MMCA Auto Owner Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 (C)	132,358	132,835
Nationstar Agency Advance Funding Trust
Series 2013-T2A, Class AT2
1.89%, 02/18/2048 (C)	100,000	98,351
Nissan Auto Lease Trust
Series 2014-A, Class A3
0.80%, 02/15/2017	291,000	290,724
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A2
0.42%, 11/15/2016	328,400	328,236
Normandy Mortgage Loan Co. LLC
Series 2013-NPL3, Class A
4.95%, 09/16/2043 (B) (C)	668,492	667,489
NYMT Residential LLC
Series 2012-RP1A
4.25%, 12/25/2017 (B) (C) (D)	304,153	304,153
Series 2013-RP3A
4.85%, 09/25/2018 (B) (C) (D)	313,871	313,871
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1
3.48%, 04/25/2054 (B) (C)	657,124	658,327
Series 2015-NPL1, Class A1
3.47%, 01/25/2055 (B) (C)	741,000	740,948
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 (C)	461,000	461,755
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47%, 09/18/2024 (C)	918,000	915,641
Series 2014-2A, Class B
3.02%, 09/18/2024 (C)	380,000	376,846
Series 2015-1A, Class A
3.19%, 03/18/2026 (C)	691,000	697,260
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1
1.11%, 10/25/2034 (B)	138,609	138,054
PFS Tax Lien Trust
Series 2014-1
1.44%, 04/15/2016 (C)	72,852	73,016
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 (C)	207,356	207,533
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 (C)	600,000	600,375
Series 2015-1, Class A
3.63%, 02/08/2020 (C)	589,000	589,000
RAMP Trust
Series 2004-RS11, Class M1
1.10%, 11/25/2034 (B)	154,820	152,532
Series 2006-RZ1, Class A3
0.47%, 03/25/2036 (B)	176,675	172,273
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 (B) (C) (D)	371,764	372,529
Real Estate Asset Trust
Series 2013-1A, Class A1
3.23%, 05/25/2052 (B) (C) (D)	419,632	417,021

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2012-5, Class B
1.56%, 08/15/2018	$ 233,307	$ 233,691
Series 2013-3, Class B
1.19%, 05/15/2018	300,000	300,080
Series 2013-A, Class A3
1.02%, 01/16/2018 (C)	644,767	645,280
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (B)	34,575	34,933
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2
3.45%, 01/25/2036 (B)	26,549	19,922
Selene Non-Performing Loans LLC
Series 2014-1A, Class A
2.98%, 05/25/2054 (B) (C)	286,263	283,412
SNAAC Auto Receivables Trust
Series 2013-1A, Class A
1.14%, 07/16/2018 (C)	2,254	2,255
Series 2014-1A, Class A
1.03%, 09/17/2018 (C)	164,568	164,500
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (C)	1,654,653	1,658,912
Series 2014-AA, Class B
4.61%, 10/25/2027 (C)	300,000	304,988
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 (C)	1,723,538	1,731,201
Series 2013-BA, Class A
3.92%, 01/16/2023 (C)	400,000	402,168
Series 2014-AA, Class A
2.41%, 12/15/2022 (C)	1,213,000	1,213,497
Series 2014-AA, Class B
3.45%, 12/15/2022 (C)	146,000	146,503
Series 2015-AA, Class A
3.16%, 11/15/2024 (C)	769,000	776,289
Stanwich Mortgage Loan Co. LLC
Series 2013-NPL2, Class A
3.23%, 04/16/2059 (C)	247,854	244,755
Stanwich Mortgage Loan Trust
Series 2013-NPL1, Class A
2.98%, 02/16/2043 (C)	70,855	70,500
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A
3.72%, 11/16/2044 (B) (C)	875,220	871,430
Tidewater Auto Receivables Trust
Series 2014-AA, Class A3
1.40%, 07/15/2018 (C)	439,000	438,646
Toyota Auto Receivables Owner Trust
Series 2014-A, Class A2
0.41%, 08/15/2016	369,563	369,509
Series 2014-C, Class A2
0.51%, 02/15/2017	485,000	484,960
Series 2014-C, Class A3
0.93%, 07/16/2018	192,000	192,126
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.57%, 10/15/2015 (B) (C) (E)	321,000	321,116
Series 2014-1A, Class A
1.12%, 10/15/2021 (B) (C) (D) (E)	691,000	691,298
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1
3.23%, 07/25/2053 (B) (C)	516,046	515,415
Series 2014-NPL2, Class A1
3.13%, 06/25/2054 (B) (C)	360,271	359,855
Series 2014-NPL3, Class A1
3.13%, 04/25/2053 (B) (C)	322,407	322,033

	Principal	Value
ASSET-BACKED SECURITIES (continued)
US Residential Opportunity Fund II Trust
Series 2015-1II, Class A
3.63%, 02/27/2035 (C)	$ 346,755	$ 346,289
US Residential Opportunity Fund Trust
Series 2015-1III, Class A
3.72%, 01/27/2035 (C)	506,266	507,955
USAA Auto Owner Trust
Series 2014-1, Class A2
0.38%, 10/17/2016	83,521	83,506
Vericrest Opportunity Loan
Series 2015-NPL4, Class A1
3.50%, 02/25/2055 (B) (C)	563,903	563,596
Vericrest Opportunity Loan Transferee LLC
Series 2014-NPL4, Class A1
3.13%, 04/27/2054 (B) (C)	1,096,529	1,092,826
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1
3.38%, 10/25/2058 (B) (C)	590,287	589,166
Volkswagen Auto Lease Trust
Series 2015-A, Class A2A
0.87%, 06/20/2017	333,000	333,221
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	38,543	38,572
VOLT NPL X LLC
Series 2014-NPL8, Class A1
3.38%, 10/26/2054 (B) (C)	607,681	607,685
VOLT XIX LLC
Series 2014-NP11, Class A1
3.88%, 04/25/2055 (B) (C)	751,708	754,539
VOLT XV LLC
Series 2014-3A, Class A1
3.25%, 05/26/2054 (B) (C)	317,468	316,868
VOLT XVI LLC
Series 2014-NPL5, Class A1
3.23%, 09/25/2058 (B) (C)	547,253	547,475
VOLT XXIV LLC
Series 2015-NPL6, Class A1
3.50%, 02/25/2055 (B) (C) (E)	1,000,000	998,945
VOLT XXVI LLC
Series 2014-NPL6, Class A1
3.13%, 09/25/2043 (B) (C)	580,052	579,266
Series 2014-NPL6, Class A2
4.25%, 09/25/2043 (B) (C)	188,000	184,802
VOLT XXVII LLC
Series 2014-NPL7, Class A1
3.38%, 08/27/2057 (B) (C)	916,995	917,487
VOLT XXX LLC
Series 2015-NPL1, Class A1
3.63%, 10/25/2057 (B) (C)	535,653	536,623
VOLT XXXI LLC
Series 2015-NPL2, Class A1
3.38%, 02/25/2055 (B) (C)	443,946	443,951
VOLT XXXIII LLC
Series 2015-NPL5, Class A1
3.50%, 03/25/2055 (B) (C)	750,000	749,170
Westgate Resorts LLC
Series 2012-2A, Class A
3.00%, 01/20/2025 (C)	100,900	101,173
Series 2012-3A, Class A
2.50%, 03/20/2025 (C)	83,864	83,923
World Omni Auto Receivables Trust
Series 2012-A, Class A3
0.64%, 02/15/2017	23,434	23,440
Series 2013-B, Class A3
0.83%, 08/15/2018	146,000	146,055
Series 2013-B, Class A4

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust (continued)
1.32%, 01/15/2020	$ 79,000	$ 79,239
Series 2015-A, Class A2A
0.79%, 07/16/2018	220,000	220,069
Series 2015-A, Class A3
1.34%, 05/15/2020	129,000	129,345

Total Asset-Backed Securities (Cost $66,738,647)		66,755,193

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (F)
City of Los Angeles Department of Airports, Revenue Bonds
6.58%, 05/15/2039	65,000	87,039

Illinois - 0.0% (F)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	200,000	203,486

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	280,000	306,222
5.65%, 11/01/2040	100,000	127,972

		434,194

Ohio - 0.0% (F)
Ohio State University, Revenue Bonds
Series A
4.80%, 06/01/2111	130,000	144,988

Total Municipal Government Obligations (Cost $792,755)		869,707

CORPORATE DEBT SECURITIES - 17.5%
Aerospace & Defense - 0.1%
Airbus Group Finance BV
2.70%, 04/17/2023 (C)	43,000	43,188
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (C)	68,000	71,382
6.38%, 06/01/2019 (C)	30,000	34,810
BAE Systems PLC
5.80%, 10/11/2041 (C)	92,000	115,605
Boeing Co.
7.95%, 08/15/2024	30,000	42,400
Lockheed Martin Corp.
4.07%, 12/15/2042	57,000	59,536
Northrop Grumman Corp.
3.85%, 04/15/2045	38,000	37,407
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	56,648
Precision Castparts Corp.
0.70%, 12/20/2015	32,000	31,994
Raytheon Co.
3.15%, 12/15/2024	84,000	87,207
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,497
3.10%, 06/01/2022	64,000	66,588
4.50%, 06/01/2042	86,000	95,386

		769,648

Air Freight & Logistics - 0.0% (F)
FedEx Corp.
3.90%, 02/01/2035	96,000	96,676
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	45,513
8.38%, 04/01/2030 (G)	55,000	83,722
United Parcel Service, Inc.
2.45%, 10/01/2022 (A)	29,000	29,200

		255,111

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (C)	$ 50,472	$ 53,122
American Airlines Pass-Through Trust
4.95%, 07/15/2024	183,168	200,569
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	30,296	31,735
5.98%, 10/19/2023	41,280	46,491
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	92,537	99,825
5.30%, 10/15/2020	17,700	19,249

		450,991

Auto Components - 0.0% (F)
Johnson Controls, Inc.
3.75%, 12/01/2021	66,000	69,908
4.95%, 07/02/2064	20,000	21,443
5.25%, 12/01/2041	100,000	113,998

		205,349

Automobiles - 0.3%
American Honda Finance Corp.
1.60%, 02/16/2018 (C)	213,000	214,735
2.60%, 09/20/2016 (C)	205,000	210,374
Series MTN
1.55%, 12/11/2017	144,000	145,247
2.25%, 08/15/2019	67,000	68,140
Daimler Finance North America LLC
1.65%, 04/10/2015 (C)	150,000	150,017
2.38%, 08/01/2018 (C)	151,000	154,847
2.63%, 09/15/2016 (C)	150,000	153,297
2.95%, 01/11/2017 (C)	150,000	154,902
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (C)	97,000	97,473
Toyota Motor Credit Corp. Series MTN
1.45%, 01/12/2018	103,000	103,659
2.00%, 09/15/2016	225,000	229,397
2.05%, 01/12/2017 (A)	100,000	102,123
2.10%, 01/17/2019	105,000	106,818
3.20%, 06/17/2015	58,000	58,353

		1,949,382

Banks - 2.7%
ABN AMRO Bank NV
2.50%, 10/30/2018 (C)	200,000	204,257
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (C)	200,000	204,233
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (C)	250,000	256,110
Series MTN
4.88%, 01/12/2021 (C)	100,000	113,936
Bank of Montreal Series MTN
1.40%, 09/11/2017 (A)	271,000	272,170
2.55%, 11/06/2022 (A)	85,000	84,539
Bank of Nova Scotia
1.65%, 10/29/2015 (C)	100,000	100,652
2.55%, 01/12/2017	300,000	308,019
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 09/08/2019 (C)	260,000	262,455
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (C)	200,000	201,430

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC
2.25%, 05/10/2017 (A) (C)	$ 200,000	$ 204,831
Barclays PLC
2.75%, 11/08/2019	200,000	201,970
3.65%, 03/16/2025	200,000	200,610
BB&T Corp.
5.25%, 11/01/2019	30,000	33,923
Series MTN
1.60%, 08/15/2017	131,000	131,838
2.45%, 01/15/2020	300,000	305,177
3.95%, 04/29/2016	50,000	51,761
6.85%, 04/30/2019	75,000	89,112
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (C)	250,000	252,664
BPCE SA Series MTN
1.63%, 01/26/2018 (A)	350,000	349,523
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	87,000	87,165
Comerica, Inc.
3.80%, 07/22/2026	26,000	26,456
Commonwealth Bank of Australia
2.25%, 03/16/2017 (C)	250,000	255,858
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/2015	52,000	52,464
3.38%, 01/19/2017	34,000	35,435
3.88%, 02/08/2022	118,000	126,990
4.50%, 01/11/2021 (A)	150,000	167,929
Deutsche Bank AG
1.88%, 02/13/2018	122,000	122,172
3.25%, 01/11/2016	70,000	71,344
3.70%, 05/30/2024	267,000	273,684
6.00%, 09/01/2017	100,000	110,207
Discover Bank
3.20%, 08/09/2021	250,000	252,552
DNB Boligkreditt AS
2.10%, 10/14/2016 (C)	200,000	201,674
Fifth Third Bancorp
2.30%, 03/01/2019	60,000	60,723
Fifth Third Bank
2.88%, 10/01/2021	204,000	206,766
HSBC Bank PLC
4.75%, 01/19/2021 (C)	375,000	421,215
HSBC Bank USA NA
4.88%, 08/24/2020 (A)	250,000	280,598
HSBC Holdings PLC
4.00%, 03/30/2022	107,000	115,098
4.88%, 01/14/2022	160,000	180,509
6.10%, 01/14/2042	150,000	198,819
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	100,003
2.35%, 03/05/2020	323,000	324,615
Industrial & Commercial Bank of China, Ltd. Series MTN
2.35%, 11/13/2017	250,000	251,720
ING Bank NV
2.50%, 10/01/2019 (C)	250,000	253,918
3.75%, 03/07/2017 (C)	200,000	209,106
KeyCorp Series MTN
5.10%, 03/24/2021	100,000	113,576
Lloyds Bank PLC
1.75%, 03/16/2018	325,000	326,734

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Macquarie Bank, Ltd.
2.00%, 08/15/2016 (A) (C)	$ 62,000	$ 62,723
2.40%, 01/21/2020 (C)	150,000	150,974
2.60%, 06/24/2019 (C)	117,000	118,656
5.00%, 02/22/2017 (C)	313,000	333,330
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (A) (C)	242,000	242,532
3.60%, 09/25/2024 (A) (C)	300,000	312,997
National Australia Bank, Ltd.
2.00%, 06/20/2017 (C)	250,000	254,763
2.75%, 09/28/2015 (C)	200,000	202,233
Nordea Bank AB
1.63%, 05/15/2018 (C)	350,000	350,223
3.13%, 03/20/2017 (C)	350,000	362,925
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	91,000	95,328
PNC Funding Corp.
3.30%, 03/08/2022	101,000	106,388
4.38%, 08/11/2020	67,000	74,580
5.13%, 02/08/2020	65,000	74,276
5.25%, 11/15/2015	25,000	25,656
5.63%, 02/01/2017	25,000	26,875
6.70%, 06/10/2019 (A)	50,000	59,475
Royal Bank of Canada
1.88%, 02/05/2020	600,000	601,121
2.00%, 10/01/2018	159,000	162,661
Series MTN
2.20%, 07/27/2018 (A)	300,000	306,323
Stadshypotek AB
1.88%, 10/02/2019 (A) (C)	250,000	251,703
Standard Chartered PLC
5.20%, 01/26/2024 (A) (C)	200,000	216,959
Toronto-Dominion Bank
1.50%, 03/13/2017 (C)	200,000	202,126
Series MTN
2.25%, 11/05/2019	104,000	105,673
US Bancorp Series MTN
1.65%, 05/15/2017	96,000	97,317
3.00%, 03/15/2022	83,000	85,979
4.13%, 05/24/2021	34,000	37,670
US Bank NA
2.13%, 10/28/2019	250,000	253,246
2.80%, 01/27/2025	250,000	249,798
Wachovia Corp. Series MTN
5.75%, 02/01/2018	475,000	531,162
Wells Fargo & Co.
2.63%, 12/15/2016	274,000	281,686
3.68%, 06/15/2016 (G)	100,000	103,545
Series MTN
3.00%, 02/19/2025	113,000	113,486
3.30%, 09/09/2024 (A)	700,000	722,982
3.50%, 03/08/2022	150,000	159,246
4.10%, 06/03/2026	258,000	272,208
4.60%, 04/01/2021	650,000	729,611
4.65%, 11/04/2044	184,000	197,345
Wells Fargo Bank NA
6.00%, 11/15/2017	250,000	279,322
Westpac Banking Corp.
2.00%, 03/03/2020 (C)	304,000	305,889
2.45%, 11/28/2016 (C)	250,000	256,445

		18,033,977

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024 (A)	$ 160,000	$ 169,391
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	30,000	36,306
Diageo Capital PLC
1.50%, 05/11/2017	38,000	38,356
4.83%, 07/15/2020	25,000	28,399
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	132,893
FBG Finance Pty, Ltd.
5.13%, 06/15/2015 (C)	75,000	75,629
Heineken NV
1.40%, 10/01/2017 (C)	40,000	40,197
PepsiCo, Inc.
0.47%, 02/26/2016 (B)	45,000	45,051
1.25%, 08/13/2017	180,000	180,796
3.00%, 08/25/2021 (A)	20,000	20,958
7.90%, 11/01/2018	5,000	6,061

		774,037

Biotechnology - 0.2%
Amgen, Inc.
3.63%, 05/22/2024	382,000	401,729
3.88%, 11/15/2021	100,000	107,600
4.50%, 03/15/2020	12,000	13,253
5.15%, 11/15/2041	200,000	230,352
5.65%, 06/15/2042	25,000	30,637
5.70%, 02/01/2019	50,000	57,178
5.75%, 03/15/2040	41,000	49,837
Celgene Corp.
3.25%, 08/15/2022	317,000	324,102
3.63%, 05/15/2024	66,000	68,593
Gilead Sciences, Inc.
3.50%, 02/01/2025	72,000	75,926

		1,359,207

Capital Markets - 1.2%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	200,000	216,287
Bank of New York Mellon Corp.
3.55%, 09/23/2021	90,000	96,060
Series MTN
2.40%, 01/17/2017 (A)	149,000	152,848
2.95%, 06/18/2015 (A)	60,000	60,330
3.25%, 09/11/2024	150,000	155,027
3.65%, 02/04/2024 (A)	167,000	178,690
4.60%, 01/15/2020	30,000	33,528
BlackRock, Inc.
3.38%, 06/01/2022	65,000	68,401
3.50%, 03/18/2024	55,000	58,233
6.25%, 09/15/2017	100,000	112,261
Charles Schwab Corp.
3.23%, 09/01/2022 (A)	20,000	20,654
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	281,000	283,990
2.63%, 01/31/2019	136,000	138,947
2.90%, 07/19/2018	95,000	98,184
3.30%, 05/03/2015	300,000	300,508
3.50%, 01/23/2025	125,000	127,194
3.63%, 02/07/2016 - 01/22/2023	295,000	304,881
4.00%, 03/03/2024	320,000	338,193
5.25%, 07/27/2021	53,000	60,272
5.75%, 01/24/2022	120,000	140,083
5.95%, 01/18/2018	155,000	172,588
6.15%, 04/01/2018	240,000	269,818
Series MTN
1.60%, 11/23/2015	133,000	133,774
3.70%, 08/01/2015	20,000	20,196

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
3.85%, 07/08/2024	$ 289,000	$ 302,459
5.38%, 03/15/2020	125,000	141,845
6.00%, 06/15/2020	188,000	219,426
7.50%, 02/15/2019	460,000	549,001
Legg Mason, Inc.
3.95%, 07/15/2024 (A)	115,000	119,998
Macquarie Group, Ltd.
6.00%, 01/14/2020 (C)	100,000	114,309
6.25%, 01/14/2021 (C)	175,000	203,214
Morgan Stanley
1.75%, 02/25/2016 (A)	71,000	71,463
2.65%, 01/27/2020	250,000	253,480
3.75%, 02/25/2023	600,000	628,403
4.30%, 01/27/2045	92,000	95,333
5.00%, 11/24/2025	124,000	136,977
5.75%, 01/25/2021	100,000	116,733
Series MTN
3.70%, 10/23/2024	444,000	462,906
4.35%, 09/08/2026	200,000	209,653
5.50%, 07/24/2020 - 07/28/2021	163,000	187,283
5.63%, 09/23/2019	200,000	227,654
7.30%, 05/13/2019	200,000	239,263
State Street Corp.
3.10%, 05/15/2023	48,000	48,552
3.70%, 11/20/2023	231,000	248,304
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	140,310
UBS AG Series MTN
5.75%, 04/25/2018	100,000	111,859

		8,369,372

Chemicals - 0.4%
Agrium, Inc.
3.38%, 03/15/2025	108,000	108,004
4.13%, 03/15/2035	236,000	233,981
5.25%, 01/15/2045	152,000	171,271
CF Industries, Inc.
7.13%, 05/01/2020	250,000	301,235
Dow Chemical Co.
3.00%, 11/15/2022	81,000	81,699
4.13%, 11/15/2021	61,000	66,288
4.25%, 11/15/2020	38,000	41,685
5.25%, 11/15/2041	45,000	50,611
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	58,000	58,676
4.90%, 01/15/2041	25,000	28,084
6.00%, 07/15/2018	150,000	170,953
Ecolab, Inc.
1.45%, 12/08/2017	56,000	55,986
2.25%, 01/12/2020	333,000	335,082
Monsanto Co.
2.75%, 07/15/2021	247,000	252,789
4.20%, 07/15/2034	35,000	37,508
4.70%, 07/15/2064	36,000	39,175
Mosaic Co.
3.75%, 11/15/2021	31,000	32,753
4.25%, 11/15/2023	142,000	151,438
4.88%, 11/15/2041	8,000	8,452
5.45%, 11/15/2033	91,000	105,219
5.63%, 11/15/2043	222,000	263,627
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	220,000	220,294
PPG Industries, Inc.
6.65%, 03/15/2018	21,000	23,923
Praxair, Inc.
2.65%, 02/05/2025	59,000	58,347

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Union Carbide Corp.
7.50%, 06/01/2025	$ 175,000	$ 227,163

		3,124,243

Commercial Services & Supplies - 0.2%
ADT Corp.
3.50%, 07/15/2022 (A)	186,000	169,260
4.13%, 06/15/2023 (A)	29,000	27,115
4.88%, 07/15/2042	46,000	36,800
Eaton Corp.
1.50%, 11/02/2017	22,000	22,084
4.00%, 11/02/2032	21,000	22,077
5.80%, 03/15/2037	100,000	123,805
7.63%, 04/01/2024	75,000	98,208
ERAC USA Finance LLC
2.75%, 03/15/2017 (A) (C)	48,000	49,273
4.50%, 08/16/2021 (C)	36,000	39,552
5.63%, 03/15/2042 (C)	59,000	68,807
6.70%, 06/01/2034 (C)	152,000	195,230
Ingersoll-Rand Co.
6.39%, 11/15/2027	25,000	30,458
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	81,000	86,485
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	80,000	80,800
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	65,000	65,126
Republic Services, Inc.
3.55%, 06/01/2022	54,000	56,503
Waste Management, Inc.
3.13%, 03/01/2025	77,000	77,742
3.90%, 03/01/2035	28,000	28,698

		1,278,023

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021	110,000	115,796
3.63%, 03/04/2024 (A)	450,000	486,127
5.50%, 02/22/2016	50,000	52,192
5.90%, 02/15/2039	70,000	89,961

		744,076

Construction & Engineering - 0.0% (F)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,292
2.88%, 05/08/2022	29,000	29,590
4.38%, 05/08/2042	17,000	19,082
Fluor Corp.
3.38%, 09/15/2021	190,000	198,385

		275,349

Consumer Finance - 0.3%
American Express Co.
3.63%, 12/05/2024	104,000	106,804
7.00%, 03/19/2018	50,000	57,766
American Express Credit Corp. Series MTN
2.80%, 09/19/2016	111,000	114,120
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	303,839
Capital One Financial Corp.
1.00%, 11/06/2015	68,000	68,082
3.50%, 06/15/2023	121,000	124,216

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Caterpillar Financial Services Corp. Series MTN
1.00%, 11/25/2016	$ 200,000	$ 200,830
2.85%, 06/01/2022 (A)	46,000	46,899
3.25%, 12/01/2024 (A)	130,000	134,589
7.05%, 10/01/2018	125,000	147,101
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	98,111
2.25%, 04/17/2019	40,000	40,845
2.80%, 01/27/2023	73,000	73,977
Series MTN
1.13%, 06/12/2017	200,000	200,675
3.15%, 10/15/2021	33,000	34,658
PACCAR Financial Corp. Series MTN
1.60%, 03/15/2017	53,000	53,730

		1,806,242

Diversified Financial Services - 2.2%
AIG Global Funding
1.65%, 12/15/2017 (C)	97,000	97,542
Bank of America Corp.
2.00%, 01/11/2018	300,000	302,265
2.65%, 04/01/2019	500,000	509,467
3.88%, 03/22/2017	450,000	470,941
4.10%, 07/24/2023	126,000	134,448
5.75%, 12/01/2017	65,000	71,523
5.88%, 01/05/2021	70,000	81,817
Series MTN
3.30%, 01/11/2023	79,000	80,030
4.00%, 04/01/2024 - 01/22/2025	765,000	791,493
4.25%, 10/22/2026	284,000	293,185
5.00%, 05/13/2021	340,000	383,785
5.63%, 07/01/2020	170,000	195,989
5.65%, 05/01/2018	20,000	22,185
6.40%, 08/28/2017	395,000	437,789
6.88%, 04/25/2018	60,000	68,631
7.63%, 06/01/2019	50,000	60,349
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	397,000	425,039
3.75%, 08/15/2021 (A)	134,000	146,654
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (C)	170,000	199,090
CDP Financial, Inc.
4.40%, 11/25/2019 (C)	250,000	278,232
Citigroup, Inc.
1.85%, 11/24/2017	160,000	161,124
2.50%, 09/26/2018	220,000	224,312
2.50%, 07/29/2019 (A)	220,000	223,137
3.38%, 03/01/2023	58,000	59,440
3.75%, 06/16/2024 (A)	227,000	237,252
3.88%, 10/25/2023	65,000	68,612
4.30%, 11/20/2026	300,000	310,287
4.45%, 01/10/2017	425,000	447,928
4.75%, 05/19/2015	34,000	34,184
5.30%, 05/06/2044	77,000	86,550
5.38%, 08/09/2020	15,000	17,162
5.50%, 09/13/2025	115,000	130,340
5.88%, 01/30/2042	45,000	57,413
6.00%, 08/15/2017	300,000	329,990
8.13%, 07/15/2039	50,000	78,654
8.50%, 05/22/2019	150,000	186,807

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	$ 305,000	$ 311,398
5.30%, 09/15/2043	32,000	39,593
Conoco Funding Co.
7.25%, 10/15/2031	25,000	34,986
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100,000	107,253
Countrywide Financial Corp.
6.25%, 05/15/2016	75,000	78,901
Credit Suisse
1.75%, 01/29/2018	250,000	250,760
Series MTN
2.30%, 05/28/2019	250,000	252,550
Credit Suisse USA, Inc.
5.13%, 08/15/2015 (A)	125,000	127,095
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	236,000	235,664
2.38%, 03/12/2019 (A)	400,000	404,647
2.60%, 11/04/2019 (A)	250,000	253,296
3.00%, 06/12/2017	400,000	412,232
3.98%, 06/15/2016	200,000	206,206
General Electric Capital Corp.
1.00%, 12/11/2015	17,000	17,068
1.63%, 07/02/2015 (A)	250,000	250,759
2.10%, 12/11/2019	20,000	20,385
2.25%, 11/09/2015	225,000	227,338
5.30%, 02/11/2021	25,000	28,878
Series MTN
1.60%, 11/20/2017	127,000	128,211
2.20%, 01/09/2020	129,000	130,423
2.30%, 04/27/2017	75,000	76,952
3.10%, 01/09/2023	600,000	617,990
3.15%, 09/07/2022	300,000	310,260
4.38%, 09/16/2020	375,000	416,290
4.63%, 01/07/2021	190,000	213,924
4.65%, 10/17/2021	200,000	226,356
5.50%, 01/08/2020	180,000	208,422
5.63%, 05/01/2018	445,000	499,663
6.75%, 03/15/2032	210,000	290,461
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	38,000	39,182
4.00%, 10/15/2023	88,000	95,097
Invesco Finance PLC
4.00%, 01/30/2024	71,000	75,729
Jefferies Group LLC
6.45%, 06/08/2027	75,000	81,000
6.88%, 04/15/2021	120,000	135,686
8.50%, 07/15/2019 (A)	60,000	71,761
MassMutual Global Funding II
2.00%, 04/05/2017 (C)	200,000	203,039
2.50%, 10/17/2022 (A) (C)	100,000	98,953
Murray Street Investment Trust I
4.65%, 03/09/2017 (G)	100,000	105,971
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	162,734

		15,150,759

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
0.90%, 02/12/2016	252,000	252,400
3.00%, 02/15/2022	320,000	321,094
3.88%, 08/15/2021	75,000	79,454
4.30%, 12/15/2042	373,000	356,776
4.35%, 06/15/2045	49,000	46,867
4.45%, 05/15/2021 (A)	50,000	54,773
5.35%, 09/01/2040	113,000	123,319
5.50%, 02/01/2018	105,000	115,589
6.30%, 01/15/2038	50,000	59,860

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
BellSouth Corp.
6.88%, 10/15/2031	$ 150,000	$ 182,936
BellSouth Telecommunications LLC
6.30%, 12/15/2015	8,462	8,633
British Telecommunications PLC
9.63%, 12/15/2030	150,000	247,391
Centel Capital Corp.
9.00%, 10/15/2019	40,000	48,454
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (C)	150,000	152,605
8.75%, 06/15/2030	75,000	114,649
GTP Acquisition Partners I LLC
4.35%, 06/15/2041 (C)	102,000	103,860
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	27,000	27,098
Orange SA
2.75%, 09/14/2016	70,000	71,578
9.00%, 03/01/2031	125,000	192,961
Qwest Corp.
6.75%, 12/01/2021	148,000	169,645
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	156,441
5.13%, 04/27/2020	41,000	46,278
Verizon Communications, Inc.
2.63%, 02/21/2020	221,000	224,837
3.00%, 11/01/2021	357,000	364,121
3.45%, 03/15/2021	72,000	75,301
4.15%, 03/15/2024	261,000	280,371
4.40%, 11/01/2034	241,000	245,496
4.50%, 09/15/2020	229,000	252,879
4.52%, 09/15/2048 (C)	153,000	152,306
4.67%, 03/15/2055 (C)	494,000	483,794
4.86%, 08/21/2046	281,000	294,189
5.15%, 09/15/2023	300,000	343,945
5.85%, 09/15/2035	25,000	29,597
6.40%, 09/15/2033	11,000	13,730
6.55%, 09/15/2043	37,000	48,180
Verizon New England, Inc.
7.88%, 11/15/2029	176,000	231,048
Verizon Pennsylvania LLC
6.00%, 12/01/2028	100,000	114,627
8.35%, 12/15/2030	400,000	531,221
8.75%, 08/15/2031	150,000	221,205

		6,839,508

Electric Utilities - 0.9%
Alabama Power Co.
3.75%, 03/01/2045	75,000	76,380
6.13%, 05/15/2038	11,000	15,038
American Electric Power Co., Inc.
1.65%, 12/15/2017	32,000	32,186
Appalachian Power Co.
6.70%, 08/15/2037	50,000	68,519
Arizona Public Service Co.
2.20%, 01/15/2020	100,000	100,673
4.50%, 04/01/2042	28,000	31,605
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	96,716
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	58,173
DTE Electric Co.
2.65%, 06/15/2022	20,000	20,237
3.70%, 03/15/2045	123,000	125,505
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	23,105
6.00%, 01/15/2038	48,000	65,265

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	$ 100,000	$ 109,031
6.35%, 08/15/2038	80,000	112,827
Duke Energy Progress, Inc.
2.80%, 05/15/2022	48,000	48,997
3.00%, 09/15/2021	55,000	57,471
4.10%, 05/15/2042 - 03/15/2043	107,000	116,000
4.15%, 12/01/2044 (A)	65,000	71,000
5.30%, 01/15/2019	70,000	79,192
Electricite de France SA
2.15%, 01/22/2019 (C)	80,000	81,046
6.00%, 01/22/2114 (C)	150,000	181,974
Florida Power & Light Co.
5.95%, 10/01/2033 (A)	250,000	333,329
5.95%, 02/01/2038	50,000	68,002
Hydro-Quebec
9.40%, 02/01/2021	250,000	341,830
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	128,364
7.00%, 03/15/2019	30,000	35,744
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15,000	17,728
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	66,237	75,955
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	71,600
5.30%, 10/01/2041	100,000	117,866
Nevada Power Co.
5.38%, 09/15/2040	12,000	15,252
5.45%, 05/15/2041	50,000	63,697
6.50%, 08/01/2018	50,000	57,851
7.13%, 03/15/2019	140,000	167,585
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,002
2.40%, 09/15/2019 (A)	53,000	53,622
6.00%, 03/01/2019	25,000	28,611
7.88%, 12/15/2015	23,000	24,094
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (C)	141,000	148,134
4.88%, 08/15/2019 (C)	40,000	44,787
NiSource Finance Corp.
5.80%, 02/01/2042	118,000	150,143
Ohio Power Co.
5.38%, 10/01/2021 (A)	50,000	59,001
6.05%, 05/01/2018	30,000	33,833
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	75,904
7.00%, 09/01/2022 (A)	50,000	64,051
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	66,964
3.25%, 06/15/2023 (A)	50,000	51,676
4.45%, 04/15/2042	17,000	18,679
4.50%, 12/15/2041	96,000	106,033
6.05%, 03/01/2034	100,000	130,647
PacifiCorp
3.60%, 04/01/2024 (A)	105,000	112,502
3.85%, 06/15/2021	100,000	109,528
5.65%, 07/15/2018	25,000	28,290
PECO Energy Co.
2.38%, 09/15/2022	100,000	99,362
5.35%, 03/01/2018	50,000	55,734
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	55,662
Public Service Co. of Colorado
2.25%, 09/15/2022	63,000	62,427
5.80%, 08/01/2018	20,000	22,754
6.50%, 08/01/2038	45,000	65,353

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Co. of Oklahoma
4.40%, 02/01/2021	$ 30,000	$ 33,315
6.63%, 11/15/2037	150,000	206,479
Public Service Electric & Gas Co. Series MTN
5.30%, 05/01/2018	30,000	33,484
5.38%, 11/01/2039 (A)	14,000	18,008
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	26,000	28,083
Southern California Edison Co.
1.85%, 02/01/2022	70,000	70,388
3.50%, 10/01/2023	106,000	113,229
3.90%, 12/01/2041	30,000	31,569
5.50%, 08/15/2018	65,000	73,387
6.05%, 03/15/2039	60,000	81,063
Southern Co.
1.95%, 09/01/2016	13,000	13,201
Southwestern Electric Power Co.
5.55%, 01/15/2017	150,000	161,670
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (C)	200,000	197,838
Virginia Electric & Power Co.
5.40%, 04/30/2018	100,000	111,903
Virginia Electric and Power Co.
2.95%, 01/15/2022	27,000	27,845
3.45%, 02/15/2024 (A)	21,000	22,285
4.45%, 02/15/2044	28,000	31,552
8.88%, 11/15/2038	90,000	150,516
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,083
Xcel Energy, Inc.
0.75%, 05/09/2016	27,000	27,006
4.80%, 09/15/2041	9,000	10,430
6.50%, 07/01/2036	80,000	111,891

		6,319,761

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	40,012
4.50%, 03/01/2023	30,000	31,405
6.88%, 06/01/2018	40,000	45,047
7.50%, 01/15/2027	426,000	523,982

		640,446

Energy Equipment & Services - 0.6%
Boardwalk Pipelines, LP
4.95%, 12/15/2024	70,000	70,553
Buckeye Partners, LP
4.88%, 02/01/2021	100,000	106,013
5.85%, 11/15/2043	100,000	100,844
Cameron International Corp.
4.00%, 12/15/2023	14,000	14,436
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043 (A)	186,000	155,605
Energy Transfer Partners, LP
5.15%, 03/15/2045	39,000	39,244
Ensco PLC
5.20%, 03/15/2025	70,000	70,109
5.75%, 10/01/2044	50,000	48,426
Enterprise Products Operating LLC
2.55%, 10/15/2019	104,000	105,393
3.75%, 02/15/2025	110,000	113,550
3.90%, 02/15/2024	58,000	60,681
4.95%, 10/15/2054	46,000	49,095
5.10%, 02/15/2045	39,000	43,693
5.75%, 03/01/2035	200,000	236,777
Gulf South Pipeline Co., LP
4.00%, 06/15/2022 (A)	200,000	193,078
6.30%, 08/15/2017 (C)	150,000	161,768

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Halliburton Co.
3.50%, 08/01/2023 (A)	$ 107,000	$ 111,126
7.45%, 09/15/2039	100,000	142,919
7.60%, 08/15/2096 (C)	50,000	74,262
National Oilwell Varco, Inc.
1.35%, 12/01/2017 (A)	26,000	25,772
Noble Holding International, Ltd.
4.00%, 03/16/2018	42,000	42,233
4.63%, 03/01/2021	11,000	10,400
5.25%, 03/15/2042	9,000	6,909
6.05%, 03/01/2041 (A)	120,000	102,424
6.95%, 04/01/2045	40,000	37,915
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	71,000	71,334
3.60%, 11/01/2024	250,000	250,999
4.90%, 02/15/2045	162,000	170,336
Schlumberger Investment SA
3.30%, 09/14/2021 (C)	41,000	43,012
Spectra Energy Capital LLC
8.00%, 10/01/2019	120,000	145,382
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	125,623
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	48,265
5.30%, 04/01/2044	50,000	51,582
5.35%, 05/15/2045	133,000	139,863
5.50%, 02/15/2020	180,000	201,365
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (C)	81,000	77,905
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	51,000	51,483
3.75%, 10/16/2023	100,000	104,871
7.13%, 01/15/2019	70,000	82,551
Transocean, Inc.
3.80%, 10/15/2022 (A)	49,000	35,755
6.38%, 12/15/2021 (A)	102,000	85,808
6.50%, 11/15/2020	99,000	83,036
7.35%, 12/15/2041	20,000	15,275
7.50%, 04/15/2031	25,000	18,750
Weatherford International, Ltd.
9.88%, 03/01/2039	100,000	116,967

		4,043,387

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.
2.25%, 02/15/2022	129,000	128,707
CVS Health Corp.
4.00%, 12/05/2023	89,000	96,476
5.30%, 12/05/2043	58,000	70,855
CVS Pass-Through Trust
5.93%, 01/10/2034 (C)	63,678	75,326
Kroger Co.
2.20%, 01/15/2017	33,000	33,562
4.00%, 02/01/2024 (A)	135,000	145,460
5.00%, 04/15/2042	130,000	147,934
5.40%, 07/15/2040	12,000	14,253
6.15%, 01/15/2020	50,000	58,528
6.40%, 08/15/2017	55,000	61,325
7.50%, 04/01/2031	220,000	299,906
Sysco Corp.
3.00%, 10/02/2021	65,000	67,115
Walgreen Co.
3.10%, 09/15/2022	117,000	117,936

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	$ 373,000	$ 384,008
4.50%, 11/18/2034	185,000	195,532

		1,896,923

Food Products - 0.2%
Archer-Daniels-Midland Co.
5.94%, 10/01/2032	25,000	32,173
Bunge NA Finance, LP
5.90%, 04/01/2017	16,000	17,286
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	55,000	67,773
Cargill, Inc.
3.30%, 03/01/2022 (C)	70,000	72,936
6.00%, 11/27/2017 (C)	100,000	111,516
ConAgra Foods, Inc.
1.30%, 01/25/2016	30,000	30,079
2.10%, 03/15/2018	23,000	23,095
Kellogg Co.
1.75%, 05/17/2017	38,000	38,386
Kraft Foods Group, Inc.
3.50%, 06/06/2022	64,000	66,218
5.00%, 06/04/2042	59,000	65,291
6.13%, 08/23/2018	73,000	82,887
6.50%, 02/09/2040	75,000	97,114
6.88%, 01/26/2039	247,000	328,704
Mondelez International, Inc.
4.00%, 02/01/2024	150,000	162,449
Tyson Foods, Inc.
3.95%, 08/15/2024	146,000	154,247

		1,350,154

Gas Utilities - 0.1%
AGL Capital Corp.
3.50%, 09/15/2021	75,000	79,502
4.40%, 06/01/2043	63,000	68,317
5.88%, 03/15/2041	146,000	191,117
6.38%, 07/15/2016	100,000	106,620
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	80,158
4.15%, 01/15/2043	138,000	147,262
8.50%, 03/15/2019	35,000	43,476
Boston Gas Co.
4.49%, 02/15/2042 (C)	26,000	29,376
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	125,118

		870,946

Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.
1.85%, 06/15/2018	29,000	29,194
Becton Dickinson and Co.
2.68%, 12/15/2019	33,000	33,707
3.73%, 12/15/2024	40,000	41,864
Medtronic, Inc.
3.15%, 03/15/2022 (C)	175,000	181,714
4.38%, 03/15/2035 (C)	219,000	238,150

		524,629

Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042	26,000	28,851
6.75%, 12/15/2037	50,000	69,832

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Anthem, Inc.
2.30%, 07/15/2018	$ 70,000	$ 71,021
3.13%, 05/15/2022	62,000	62,852
3.30%, 01/15/2023	28,000	28,443
4.63%, 05/15/2042 (A)	50,000	54,198
4.65%, 01/15/2043 - 08/15/2044	184,000	201,653
Express Scripts Holding Co.
3.50%, 06/15/2024	150,000	154,429
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	149,000	150,842
McKesson Corp.
0.95%, 12/04/2015	19,000	19,043
Roche Holdings, Inc.
3.35%, 09/30/2024 (C)	300,000	314,615
UnitedHealth Group, Inc.
2.75%, 02/15/2023	23,000	23,222
2.88%, 03/15/2023	50,000	51,218
3.38%, 11/15/2021	94,000	100,412
6.63%, 11/15/2037	80,000	114,102

		1,444,733

Household Products - 0.0% (F)
Kimberly-Clark Corp.
2.40%, 03/01/2022	20,000	20,026
7.50%, 11/01/2018	15,000	18,033

		38,059

Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
2.95%, 01/15/2020	204,000	207,441
4.00%, 10/01/2020	60,000	63,527
PSEG Power LLC
4.15%, 09/15/2021	33,000	35,288
4.30%, 11/15/2023 (A)	37,000	39,812
5.13%, 04/15/2020	92,000	103,125

		449,193

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	64,000	65,095
3.38%, 03/11/2024	131,000	138,569
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	104,608
5.75%, 03/11/2018	14,000	15,646
7.20%, 06/01/2026	20,000	25,692

		349,610

Insurance - 0.7%
ACE INA Holdings, Inc.
3.15%, 03/15/2025	231,000	236,171
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (C)	200,000	281,952
Allstate Corp.
3.15%, 06/15/2023	41,000	42,349
American International Group, Inc.
3.88%, 01/15/2035	111,000	111,555
4.13%, 02/15/2024	71,000	76,859
Aon Corp.
3.50%, 09/30/2015	23,000	23,312
6.25%, 09/30/2040	18,000	23,593
Aon PLC
3.50%, 06/14/2024	100,000	102,871
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	97,298
2.45%, 12/15/2015	33,000	33,461

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
3.00%, 05/15/2022 (A)	$ 25,000	$ 26,001
4.30%, 05/15/2043 (A)	83,000	90,607
4.40%, 05/15/2042	221,000	243,376
5.40%, 05/15/2018 (A)	50,000	56,300
CNA Financial Corp.
5.88%, 08/15/2020	45,000	52,046
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (C)	47,000	52,072
Lincoln National Corp.
4.20%, 03/15/2022 (A)	32,000	34,587
4.85%, 06/24/2021	12,000	13,449
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	176,995
3.50%, 03/10/2025	129,000	132,425
Mass Mutual Life
7.63%, 11/15/2023 (C)	250,000	324,352
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (C)	26,000	31,399
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (C)	214,000	214,902
1.88%, 06/22/2018 (C)	150,000	151,832
2.50%, 09/29/2015 (C)	325,000	328,188
3.65%, 06/14/2018 (C)	125,000	132,902
3.88%, 04/11/2022 (C)	200,000	214,802
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (C)	195,000	314,635
New York Life Global Funding
0.80%, 02/12/2016 (C)	75,000	75,154
2.15%, 06/18/2019 (A) (C)	293,000	295,931
3.00%, 05/04/2015 (C)	250,000	250,531
Pacific Life Insurance Co.
9.25%, 06/15/2039 (C)	150,000	239,219
Principal Financial Group, Inc.
1.85%, 11/15/2017	13,000	13,113
Principal Life Global Funding II
1.00%, 12/11/2015 (C)	47,000	47,160
1.50%, 09/11/2017 (C)	200,000	200,868
Prudential Insurance Co. of America
8.30%, 07/01/2025 (C)	150,000	205,721
Travelers Cos., Inc.
5.80%, 05/15/2018	50,000	56,466

		5,004,454

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.30%, 12/05/2021	197,000	204,886
4.80%, 12/05/2034	157,000	172,178

		377,064

Internet Software & Services - 0.1% (A)
eBay, Inc.
2.60%, 07/15/2022	355,000	339,274
2.88%, 08/01/2021	100,000	100,331
3.45%, 08/01/2024	200,000	198,039

		637,644

IT Services - 0.2%
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,947
1.63%, 05/15/2020 (A)	348,000	343,330
6.22%, 08/01/2027	250,000	322,532
Xerox Corp.
2.75%, 09/01/2020	222,000	222,310
2.95%, 03/15/2017	26,000	26,775

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Xerox Corp. (continued)
5.63%, 12/15/2019 (A)	$ 80,000	$ 90,566
6.75%, 02/01/2017	50,000	54,684

		1,161,144

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	22,000	22,012
4.15%, 02/01/2024	69,000	74,500

		96,512

Machinery - 0.1%
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	35,046
Deere & Co.
2.60%, 06/08/2022	74,000	74,284
3.90%, 06/09/2042	32,000	33,309
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	106,064
3.90%, 09/01/2042	280,000	288,595
Parker-Hannifin Corp. Series MTN
4.45%, 11/21/2044	85,000	95,027
5.50%, 05/15/2018	20,000	22,385

		654,710

Media - 0.8%
21st Century Fox America, Inc.
6.65%, 11/15/2037	50,000	67,425
7.30%, 04/30/2028	50,000	64,849
8.88%, 04/26/2023	80,000	109,060
9.50%, 07/15/2024	70,000	98,695
CBS Corp.
3.38%, 03/01/2022	17,000	17,295
3.50%, 01/15/2025 (A)	114,000	115,112
3.70%, 08/15/2024	156,000	160,636
Comcast Corp.
4.20%, 08/15/2034	167,000	180,917
4.25%, 01/15/2033	173,000	185,578
6.45%, 03/15/2037	50,000	67,706
6.50%, 01/15/2017 - 11/15/2035	300,000	394,639
Cox Communications, Inc.
3.25%, 12/15/2022 (C)	55,000	55,788
4.80%, 02/01/2035 (C)	350,000	368,116
8.38%, 03/01/2039 (C)	60,000	84,958
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	315,000	326,493
3.95%, 01/15/2025	85,000	87,574
4.60%, 02/15/2021	125,000	136,685
5.00%, 03/01/2021	18,000	20,035
6.38%, 03/01/2041	100,000	117,755
Discovery Communications LLC
4.38%, 06/15/2021	80,000	86,286
4.95%, 05/15/2042	200,000	211,146
Historic TW, Inc.
9.15%, 02/01/2023	500,000	690,540
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	55,707
6.40%, 04/30/2040	170,000	232,254
TCI Communications, Inc.
8.75%, 08/01/2015	100,000	102,720

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Thomson Reuters Corp.
3.85%, 09/29/2024	$ 254,000	$ 263,011
3.95%, 09/30/2021	126,000	134,493
4.50%, 05/23/2043	59,000	60,332
4.70%, 10/15/2019	15,000	16,515
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	103,387
6.75%, 07/01/2018 (A)	60,000	68,939
7.30%, 07/01/2038	100,000	134,802
8.75%, 02/14/2019	50,000	61,723
Time Warner Entertainment Co., LP
8.38%, 03/15/2023 (A)	50,000	67,187
8.38%, 07/15/2033	25,000	36,664
Time Warner, Inc.
3.55%, 06/01/2024	250,000	258,914
Viacom, Inc.
2.75%, 12/15/2019	53,000	53,835
3.13%, 06/15/2022	50,000	49,985
3.88%, 12/15/2021	72,000	75,339
4.38%, 03/15/2043	93,000	86,703
4.50%, 03/01/2021 - 02/27/2042	55,000	56,315
4.85%, 12/15/2034	32,000	33,059
6.25%, 04/30/2016	10,000	10,594
Walt Disney Co. Series MTN
0.45%, 12/01/2015	33,000	33,012

		5,642,778

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (A)	131,000	139,951
5.00%, 09/30/2043	50,000	57,260
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	134,000	133,506
4.55%, 11/14/2024 (A)	112,000	107,615
5.40%, 11/14/2034	17,000	15,543
5.45%, 03/15/2043	22,000	19,719
Nucor Corp.
4.00%, 08/01/2023 (A)	45,000	47,218
Placer Dome, Inc.
6.45%, 10/15/2035	40,000	42,941
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	88,000	88,485
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12,000	12,654
3.75%, 09/20/2021	80,000	84,378
Teck Resources, Ltd.
3.75%, 02/01/2023 (A)	77,000	72,115
4.75%, 01/15/2022	277,000	278,908

		1,100,293

Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	82,000	83,187
3.50%, 02/01/2025 (A)	104,000	108,303
4.50%, 02/01/2045	75,000	81,647
Consumers Energy Co.
2.85%, 05/15/2022	20,000	20,454
5.65%, 04/15/2020	20,000	23,313
6.13%, 03/15/2019	100,000	116,918
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	49,497
Dominion Resources, Inc.
5.25%, 08/01/2033	100,000	115,292

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
DTE Energy Co.
2.40%, 12/01/2019	$ 69,000	$ 70,122
3.85%, 12/01/2023	46,000	49,091
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	46,790
6.00%, 06/01/2026	50,000	63,618
Sempra Energy
2.88%, 10/01/2022	70,000	69,980
3.55%, 06/15/2024	165,000	172,790
4.05%, 12/01/2023	72,000	78,044
6.50%, 06/01/2016	50,000	53,194
9.80%, 02/15/2019	50,000	64,363

		1,266,603

Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	15,000	16,748
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023 (A)	74,000	73,564
3.88%, 01/15/2022	200,000	213,486
4.38%, 09/01/2023 (A)	62,000	68,271
4.50%, 12/15/2034	79,000	83,615
6.90%, 01/15/2032	120,000	158,059
7.45%, 07/15/2017	30,000	33,903
Nordstrom, Inc.
4.00%, 10/15/2021	35,000	38,006
Target Corp.
6.00%, 01/15/2018	100,000	112,990

		798,642

Oil, Gas & Consumable Fuels - 1.6%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	132,637
Anadarko Petroleum Corp.
8.70%, 03/15/2019	80,000	97,798
Apache Corp.
2.63%, 01/15/2023	100,000	96,474
3.25%, 04/15/2022 (A)	14,000	14,227
4.75%, 04/15/2043	57,000	59,574
BP Capital Markets PLC
1.38%, 11/06/2017 (A)	40,000	39,981
1.85%, 05/05/2017	89,000	90,072
2.24%, 05/10/2019	150,000	151,616
2.75%, 05/10/2023	254,000	247,778
3.25%, 05/06/2022	96,000	98,856
3.54%, 11/04/2024	300,000	305,515
3.81%, 02/10/2024 (A)	66,000	68,509
4.74%, 03/11/2021	50,000	55,806
Burlington Resources Finance Co.
7.40%, 12/01/2031	25,000	35,304
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	125,000	124,381
5.90%, 02/01/2018	25,000	27,591
6.25%, 03/15/2038	140,000	163,970
6.45%, 06/30/2033	25,000	29,044
7.20%, 01/15/2032	20,000	24,392
Cenovus Energy, Inc.
3.00%, 08/15/2022	325,000	307,851
4.45%, 09/15/2042	42,000	38,492
6.75%, 11/15/2039 (A)	89,000	106,367
Chevron Corp.
2.36%, 12/05/2022	60,000	59,275
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	222,183
ConocoPhillips Co.
5.75%, 02/01/2019	75,000	86,135

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
3.25%, 05/15/2022 (A)	$ 64,000	$ 64,652
4.75%, 05/15/2042	52,000	55,614
6.30%, 01/15/2019	30,000	34,380
Devon Financing Corp. LLC
7.88%, 09/30/2031	100,000	136,304
Ecopetrol SA
4.13%, 01/16/2025	100,000	95,738
Encana Corp.
6.50%, 05/15/2019 - 08/15/2034	80,000	92,150
Energy Transfer Partners, LP
3.60%, 02/01/2023	143,000	141,656
Eni SpA
5.70%, 10/01/2040 (C)	125,000	136,796
EnLink Midstream Partners, LP
2.70%, 04/01/2019	131,000	130,970
EOG Resources, Inc.
2.63%, 03/15/2023 (A)	36,000	35,963
Exxon Mobil Corp.
2.40%, 03/06/2022	300,000	302,359
Harvest Operations Corp.
2.13%, 05/14/2018 (C)	200,000	200,935
Hess Corp.
7.88%, 10/01/2029	25,000	32,287
Kerr-McGee Corp.
7.88%, 09/15/2031	250,000	340,599
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	67,830
4.25%, 02/01/2021	167,000	180,518
5.15%, 10/15/2043	178,000	195,768
Marathon Oil Corp.
2.80%, 11/01/2022	160,000	155,839
Marathon Petroleum Corp.
3.63%, 09/15/2024 (A)	145,000	146,653
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	127,097
5.05%, 11/15/2044 (A)	100,000	104,928
Occidental Petroleum Corp.
1.75%, 02/15/2017	28,000	28,340
ONEOK Partners, LP
3.80%, 03/15/2020	200,000	203,922
4.90%, 03/15/2025 (A)	470,000	475,557
6.65%, 10/01/2036	210,000	222,987
Petro-Canada
6.05%, 05/15/2018	40,000	44,956
6.80%, 05/15/2038	50,000	65,994
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	112,000	95,771
6.25%, 03/17/2024 (A)	354,000	333,751
6.75%, 01/27/2041	175,000	154,938
7.88%, 03/15/2019 (A)	100,000	101,796
Petroleos Mexicanos
4.25%, 01/15/2025 (C)	67,000	67,908
4.50%, 01/23/2026 (C)	205,000	208,895
4.88%, 01/18/2024	44,000	46,574
5.63%, 01/23/2046 (C)	129,000	130,935
6.38%, 01/23/2045	106,000	118,508
Phillips 66
2.95%, 05/01/2017	33,000	34,131
4.30%, 04/01/2022	17,000	18,535
Shell International Finance BV
1.13%, 08/21/2017 (A)	85,000	85,250
6.38%, 12/15/2038	150,000	207,684
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (C)	208,000	225,161

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Capital LLC
3.30%, 03/15/2023	$ 30,000	$ 28,232
5.65%, 03/01/2020	150,000	165,226
7.50%, 09/15/2038	140,000	170,319
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	82,467
5.95%, 09/25/2043	63,000	76,271
Statoil ASA
1.15%, 05/15/2018 (A)	134,000	133,293
2.65%, 01/15/2024	214,000	210,199
2.90%, 11/08/2020	31,000	32,475
3.13%, 08/17/2017	33,000	34,556
3.15%, 01/23/2022	33,000	34,429
3.25%, 11/10/2024 (A)	107,000	110,213
4.25%, 11/23/2041	27,000	28,937
Suncor Energy, Inc.
3.60%, 12/01/2024 (A)	210,000	214,216
Talisman Energy, Inc.
5.50%, 05/15/2042	110,000	108,948
5.85%, 02/01/2037	70,000	71,929
6.25%, 02/01/2038	70,000	75,688
7.75%, 06/01/2019	60,000	69,236
Tosco Corp.
7.80%, 01/01/2027	100,000	138,747
Total Capital Canada, Ltd.
0.63%, 01/15/2016 (B)	36,000	36,092
Total Capital International SA
0.75%, 01/25/2016	23,000	23,059
1.50%, 02/17/2017	55,000	55,681
1.55%, 06/28/2017 (A)	66,000	66,740
2.75%, 06/19/2021	250,000	255,729
Total Capital SA
2.30%, 03/15/2016	100,000	101,698
4.13%, 01/28/2021	29,000	31,997
Western Gas Partners, LP
5.38%, 06/01/2021	69,000	76,247

		10,767,081

Pharmaceuticals - 0.2%
AbbVie, Inc.
1.75%, 11/06/2017	134,000	134,475
2.90%, 11/06/2022	87,000	86,300
Actavis Funding SCS
3.00%, 03/12/2020	91,000	93,101
3.45%, 03/15/2022	152,000	155,690
4.55%, 03/15/2035	217,000	226,183
Actavis, Inc.
3.25%, 10/01/2022	38,000	37,964
Bayer US Finance LLC
3.38%, 10/08/2024 (C)	200,000	208,194
Forest Laboratories, Inc.
4.88%, 02/15/2021 (C)	150,000	165,368
5.00%, 12/15/2021 (C)	139,000	154,562
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	86,076
2.40%, 09/15/2022	62,000	61,856
2.80%, 05/18/2023	94,000	96,203
3.70%, 02/10/2045	20,000	20,095
Zoetis, Inc.
1.88%, 02/01/2018	26,000	26,015
4.70%, 02/01/2043	26,000	27,112

		1,579,194

Real Estate Investment Trusts - 0.3%
American Tower Corp.
3.50%, 01/31/2023	100,000	99,124
5.00%, 02/15/2024	57,000	62,329
ERP Operating, LP
4.63%, 12/15/2021	77,000	86,010

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
HCP, Inc.
2.63%, 02/01/2020	$ 76,000	$ 76,192
3.40%, 02/01/2025	95,000	92,673
3.88%, 08/15/2024	176,000	178,852
4.20%, 03/01/2024	30,000	31,375
4.25%, 11/15/2023	58,000	60,961
Health Care REIT, Inc.
4.50%, 01/15/2024	73,000	78,379
Prologis, LP
4.25%, 08/15/2023	76,000	81,720
Realty Income Corp.
3.25%, 10/15/2022	240,000	240,635
Simon Property Group, LP
2.15%, 09/15/2017	167,000	170,462
3.38%, 10/01/2024	200,000	205,215
4.13%, 12/01/2021	67,000	73,366
Ventas Realty, LP
3.50%, 02/01/2025	54,000	54,221
3.75%, 05/01/2024	44,000	45,202
Ventas Realty, LP / Ventas Capital Corp.
3.25%, 08/15/2022	170,000	170,545

		1,807,261

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	51,004
3.05%, 03/15/2022	87,000	89,396
3.45%, 09/15/2021	22,000	23,359
3.60%, 09/01/2020	25,000	26,885
3.75%, 04/01/2024	124,000	132,340
4.38%, 09/01/2042	88,000	92,831
5.15%, 09/01/2043	154,000	179,636
5.65%, 05/01/2017	50,000	54,691
6.70%, 08/01/2028	50,000	65,293
Canadian Pacific Railway Co.
2.90%, 02/01/2025 (A)	208,000	207,480
4.50%, 01/15/2022	370,000	410,022
7.13%, 10/15/2031	50,000	69,219
CSX Corp.
3.40%, 08/01/2024 (A)	350,000	365,168
4.10%, 03/15/2044	16,000	16,664
4.25%, 06/01/2021	22,000	24,294
5.50%, 04/15/2041	37,000	46,075
7.90%, 05/01/2017	60,000	68,034
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	57,305
3.95%, 10/01/2042	35,000	35,565
6.00%, 03/15/2105 - 05/23/2111	317,000	404,576
Ryder System, Inc. Series MTN
2.50%, 03/01/2017	48,000	48,913
3.60%, 03/01/2016	25,000	25,595
Union Pacific Corp.
2.95%, 01/15/2023	16,000	16,525
3.65%, 02/15/2024	37,000	40,030
3.88%, 02/01/2055	38,000	37,068
4.16%, 07/15/2022	7,000	7,832
4.30%, 06/15/2042	20,000	21,850
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	58,600	63,434

		2,681,084

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	86,000	91,548
4.00%, 12/15/2032	221,000	229,883
Texas Instruments, Inc.
1.65%, 08/03/2019	183,000	182,118

		503,549

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.3%
Intuit, Inc.
5.75%, 03/15/2017	$ 215,000	$ 232,942
Microsoft Corp.
0.88%, 11/15/2017 (A)	23,000	22,936
1.63%, 09/25/2015	60,000	60,370
2.13%, 11/15/2022	34,000	33,378
2.38%, 02/12/2022 - 05/01/2023	206,000	206,818
3.50%, 02/12/2035	55,000	54,855
3.63%, 12/15/2023	111,000	120,987
4.00%, 02/12/2055	57,000	56,903
Oracle Corp.
2.80%, 07/08/2021	281,000	291,055
4.30%, 07/08/2034	407,000	441,621
5.25%, 01/15/2016	30,000	31,119
5.75%, 04/15/2018	100,000	112,986
6.13%, 07/08/2039	82,000	108,759
6.50%, 04/15/2038 (A)	30,000	41,170

		1,815,899

Specialty Retail - 0.1%
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	193,000	206,946
Gap, Inc.
5.95%, 04/12/2021	53,000	60,810
Home Depot, Inc.
5.40%, 03/01/2016	85,000	88,735
Lowe’s Cos., Inc.
3.13%, 09/15/2024 (A)	75,000	77,338
4.65%, 04/15/2042	54,000	61,891
5.13%, 11/15/2041	33,000	40,063

		535,783

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.50%, 05/03/2018 (B)	138,000	138,379
2.15%, 02/09/2022	273,000	269,466
2.40%, 05/03/2023	256,000	252,857
2.85%, 05/06/2021	252,000	262,566
3.45%, 02/09/2045	125,000	118,655
Dell, Inc.
7.10%, 04/15/2028	25,000	27,188
EMC Corp.
1.88%, 06/01/2018	150,000	151,753
3.38%, 06/01/2023	330,000	343,030
Hewlett-Packard Co.
4.38%, 09/15/2021	24,000	25,873
6.00%, 09/15/2041	82,000	91,260

		1,681,027

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (C)	53,000	54,212
3.38%, 02/01/2022 (C)	177,000	176,945
4.25%, 01/17/2023 (C)	100,000	104,033
Ryder System, Inc. Series MTN
2.65%, 03/02/2020	79,000	79,999

		415,189

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	123,981

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC
3.21%, 08/15/2035 (C)	$ 30,000	$ 30,216
Rogers Communications, Inc.
4.10%, 10/01/2023	176,000	187,667
8.75%, 05/01/2032	50,000	72,920
Vodafone Group PLC
1.50%, 02/19/2018	125,000	124,916
6.25%, 11/30/2032	180,000	220,104

		759,804

Total Corporate Debt Securities (Cost $113,384,416)		118,598,830

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (H)	15,780,323	15,780,323

Total Securities Lending Collateral (Cost $15,780,323)		15,780,323

	Principal	Value
REPURCHASE AGREEMENT - 5.3%
State Street Bank & Trust Co. 0.01% (H), dated 03/31/2015, to be repurchased at $36,160,145 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00%, due 07/25/2037, and with a total value of $36,886,767.	$ 36,160,135	36,160,135

Total Repurchase Agreement (Cost $36,160,135)		36,160,135

Total Investments (Cost $667,577,235) (I)		690,648,179
Net Other Assets (Liabilities) - (2.0)%		(13,715,633)

Net Assets - 100.0%		$ 676,932,546

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$164,704,323	$—	$164,704,323
U.S. Government Agency Obligations	—	235,786,227	—	235,786,227
Foreign Government Obligations	—	8,626,529	—	8,626,529
Mortgage-Backed Securities	—	43,366,912	—	43,366,912
Asset-Backed Securities	—	66,755,193	—	66,755,193
Municipal Government Obligations	—	869,707	—	869,707
Corporate Debt Securities	—	118,598,830	—	118,598,830
Securities Lending Collateral	15,780,323	—	—	15,780,323
Repurchase Agreement	—	36,160,135	—	36,160,135

Total Investments	$15,780,323	$674,867,856	$—	$690,648,179

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2 (K)
U.S. Government Agency Obligations	$—	$—	$—	$1,001,719

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $15,452,480. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $92,415,409, representing 13.7% of the Portfolio’s net assets.

(D)	Total aggregate value of illiquid securities is $4,840,966, representing 0.7% of the Portfolio’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $2,011,359, representing 0.3% of the Portfolio’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2015; the maturity date disclosed is the ultimate maturity date.
(H)	Rate disclosed reflects the yield at March 31, 2015.
(I)

Aggregate cost for federal income tax purposes is $667,577,235. Aggregate gross unrealized appreciation and depreciation for all securities is $24,815,767 and $1,744,823, respectively. Net unrealized appreciation for tax purposes is $23,070,944.

(J)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Transferred from Level 3 to 2 due to utilizing significant observable inputs, as of prior reporting period the security utilized significant unobservable inputs.

PORTFOLIO ABBREVIATIONS:

IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
PO	Principal only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)

The notes are an integral part of this report. Transamerica Series Trust	Page 24	March 31, 2015 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2% (A) (B)
U.S. Treasury Bill
0.01%, 05/28/2015	$ 15,000	$ 15,000
0.05%, 05/28/2015	480,000	479,942

Total Short-Term U.S. Government Obligations (Cost $494,942)		494,942

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	44,652	4,657,650
L-3 Communications Holdings, Inc.	10,500	1,320,795
United Technologies Corp.	51,539	6,040,371

		12,018,816

Airlines - 0.7%
Delta Air Lines, Inc.	29,207	1,313,146
United Continental Holdings, Inc. (C)	22,503	1,513,327

		2,826,473

Auto Components - 0.2%
Johnson Controls, Inc.	14,600	736,424

Automobiles - 0.6%
General Motors Co.	66,634	2,498,775

Banks - 3.0%
BB&T Corp.	34,400	1,341,256
KeyCorp	28,000	396,480
PNC Financial Services Group, Inc.	4,491	418,741
SVB Financial Group (C)	3,482	442,353
Wells Fargo & Co.	169,975	9,246,640

		11,845,470

Beverages - 2.7%
Coca-Cola Co.	77,145	3,128,230
Coca-Cola Enterprises, Inc.	11,600	512,720
Constellation Brands, Inc., Class A (C)	20,016	2,326,059
Dr. Pepper Snapple Group, Inc.	8,890	697,687
Molson Coors Brewing Co., Class B	17,410	1,296,175
PepsiCo, Inc.	28,933	2,766,573

		10,727,444

Biotechnology - 3.2% (C)
Alexion Pharmaceuticals, Inc.	6,544	1,134,075
Biogen, Inc.	11,118	4,694,464
Celgene Corp.	33,714	3,886,550
Gilead Sciences, Inc.	16,485	1,617,673
Vertex Pharmaceuticals, Inc.	9,688	1,142,894

		12,475,656

Building Products - 0.3%
Fortune Brands Home & Security, Inc.	4,700	223,156
Masco Corp.	33,194	886,280

		1,109,436

Capital Markets - 3.3%
BlackRock, Inc., Class A	2,100	768,264
Charles Schwab Corp.	76,389	2,325,281
Goldman Sachs Group, Inc.	7,852	1,475,941

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Invesco, Ltd.	57,264	$ 2,272,808
Morgan Stanley	99,896	3,565,288
State Street Corp.	34,183	2,513,476

		12,921,058

Chemicals - 1.5%
Axiall Corp.	11,843	555,910
Dow Chemical Co.	7,142	342,673
E.I. du Pont de Nemours & Co.	29,400	2,101,218
Monsanto Co.	5,280	594,211
Mosaic Co.	48,178	2,219,079

		5,813,091

Communications Equipment - 1.2%
Cisco Systems, Inc.	99,211	2,730,783
QUALCOMM, Inc.	28,192	1,954,833

		4,685,616

Construction & Engineering - 0.6%
Fluor Corp.	41,476	2,370,768

Construction Materials - 0.2%
Martin Marietta Materials, Inc. (D)	4,600	643,080

Consumer Finance - 0.3%
Capital One Financial Corp.	15,099	1,190,103
Navient Corp.	5,157	104,842

		1,294,945

Containers & Packaging - 0.3%
Crown Holdings, Inc. (C)	22,344	1,207,023
Sealed Air Corp., Class A	4,000	182,240

		1,389,263

Diversified Financial Services - 4.1%
Bank of America Corp.	334,609	5,149,632
Berkshire Hathaway, Inc., Class B (C)	28,722	4,145,159
Citigroup, Inc.	103,032	5,308,209
Intercontinental Exchange, Inc.	5,460	1,273,654

		15,876,654

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	1,437	46,918
Verizon Communications, Inc.	112,209	5,456,724

		5,503,642

Electric Utilities - 2.1%
Edison International	43,606	2,724,067
Exelon Corp. (D)	52,400	1,761,164
NextEra Energy, Inc.	26,640	2,771,892
Pinnacle West Capital Corp.	1,300	82,875
Xcel Energy, Inc.	23,800	828,478

		8,168,476

Electrical Equipment - 0.8%
Eaton Corp. PLC	45,823	3,113,215

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.	27,149	615,740
TE Connectivity, Ltd.	27,110	1,941,618

		2,557,358

Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	20,100	1,277,958
Ensco PLC, Class A	4,917	103,601

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Halliburton Co.	36,566	$ 1,604,516
Schlumberger, Ltd.	33,279	2,776,800

		5,762,875

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	16,970	2,570,870
CVS Health Corp.	24,706	2,549,906
Kroger Co.	13,330	1,021,878
Wal-Mart Stores, Inc.	9,422	774,960

		6,917,614

Food Products - 1.7%
Archer-Daniels-Midland Co.	36,350	1,722,990
Hershey Co. (D)	10,900	1,099,919
Mondelez International, Inc., Class A	104,958	3,787,934

		6,610,843

Gas Utilities - 0.3%
AGL Resources, Inc.	12,100	600,765
Questar Corp.	27,043	645,246

		1,246,011

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	89,223	4,133,702
Becton Dickinson and Co.	8,129	1,167,243
Boston Scientific Corp. (C)	171,800	3,049,450
Stryker Corp.	19,893	1,835,129

		10,185,524

Health Care Providers & Services - 3.3%
Aetna, Inc.	14,985	1,596,352
Cigna Corp.	2,500	323,600
Express Scripts Holding Co. (C)	2,300	199,571
Humana, Inc., Class A	18,917	3,367,605
McKesson Corp.	18,026	4,077,481
UnitedHealth Group, Inc.	26,749	3,164,139

		12,728,748

Health Care Technology - 0.1%
Cerner Corp. (C)	2,700	197,802

Hotels, Restaurants & Leisure - 1.0%
Royal Caribbean Cruises, Ltd., Class A	20,154	1,649,605
Starbucks Corp.	24,044	2,276,967

		3,926,572

Household Durables - 0.8%
Harman International Industries, Inc.	13,420	1,793,315
PulteGroup, Inc.	46,004	1,022,669
Toll Brothers, Inc. (C)	5,200	204,568

		3,020,552

Household Products - 1.8%
Kimberly-Clark Corp.	19,447	2,082,968
Procter & Gamble Co.	61,811	5,064,793

		7,147,761

Industrial Conglomerates - 0.6%
General Electric Co.	88,707	2,200,821

Insurance - 2.8%
ACE, Ltd.	30,103	3,356,184
American International Group, Inc.	35,200	1,928,608
Axis Capital Holdings, Ltd.	1,014	52,302
Hartford Financial Services Group, Inc.	6,100	255,102

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	11,187	$ 627,479
MetLife, Inc.	61,208	3,094,064
Prudential Financial, Inc.	5,487	440,661
XL Group PLC, Class A (D)	32,700	1,203,360

		10,957,760

Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (C)	6,992	2,601,723
Expedia, Inc.	4,400	414,172

		3,015,895

Internet Software & Services - 3.6% (C)
Facebook, Inc., Class A	66,938	5,503,308
Google, Inc., Class A	7,969	4,420,404
Google, Inc., Class C	7,289	3,994,372

		13,918,084

IT Services - 3.0%
Accenture PLC, Class A	38,265	3,585,048
Alliance Data Systems Corp. (C)	2,756	816,465
Cognizant Technology Solutions Corp., Class A (C)	36,678	2,288,341
Fidelity National Information Services, Inc.	15,100	1,027,706
Visa, Inc., Class A (D)	59,244	3,875,150
Xerox Corp.	12,291	157,939

		11,750,649

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	7,100	953,814

Machinery - 2.2%
Caterpillar, Inc. (D)	6,500	520,195
Cummins, Inc.	11,700	1,622,088
Ingersoll-Rand PLC	5,900	401,672
PACCAR, Inc. (D)	45,392	2,866,051
Pall Corp.	7,800	783,042
Parker-Hannifin Corp.	13,400	1,591,652
Snap-on, Inc.	600	88,236
SPX Corp.	7,637	648,381

		8,521,317

Media - 4.8%
CBS Corp., Class B	23,300	1,412,679
Charter Communications, Inc., Class A (C)	7,000	1,351,770
Comcast Corp., Class A	80,119	4,524,320
DIRECTV (C)	3,900	331,890
DISH Network Corp., Class A (C)	16,102	1,128,106
Sirius XM Holdings, Inc. (C) (D)	49,400	188,708
Time Warner Cable, Inc.	5,642	845,623
Time Warner, Inc.	60,617	5,118,499
Twenty-First Century Fox, Inc., Class A (D)	115,200	3,898,368

		18,799,963

Metals & Mining - 0.6%
Alcoa, Inc.	133,487	1,724,652
U.S. Steel Corp. (D)	33,605	819,962

		2,544,614

Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	36,000	734,760
CMS Energy Corp.	39,019	1,362,154
NiSource, Inc., Class B	25,183	1,112,081
PG&E Corp.	37,400	1,984,818

		5,193,813

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.4%
Dollar General Corp. (C)	11,100	$ 836,718
Target Corp.	7,600	623,732

		1,460,450

Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp., Class A	15,239	1,261,942
Cheniere Energy, Inc. (C)	5,490	424,926
Chevron Corp.	48,589	5,100,873
Cimarex Energy Co.	1,700	195,653
Devon Energy Corp., Class A	5,900	355,829
EOG Resources, Inc.	18,422	1,689,113
EQT Corp.	11,222	929,967
Exxon Mobil Corp.	72,220	6,138,700
Marathon Oil Corp.	66,017	1,723,704
Marathon Petroleum Corp.	6,700	686,013
Occidental Petroleum Corp.	35,729	2,608,217
Pioneer Natural Resources Co.	4,400	719,444
Valero Energy Corp.	13,600	865,232

		22,699,613

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	12,100	1,006,236

Pharmaceuticals - 5.9%
Actavis PLC (C)	8,079	2,404,472
Bristol-Myers Squibb Co.	74,254	4,789,383
Johnson & Johnson	65,237	6,562,842
Merck & Co., Inc.	64,180	3,689,066
Perrigo Co. PLC	5,196	860,198
Pfizer, Inc.	133,606	4,648,153

		22,954,114

Real Estate Investment Trusts - 2.4%
American Tower Corp., Class A	11,800	1,110,970
AvalonBay Communities, Inc.	9,144	1,593,342
Boston Properties, Inc.	4,831	678,659
Brixmor Property Group, Inc.	22,600	600,030
DiamondRock Hospitality Co.	29,300	414,009
Douglas Emmett, Inc.	4,100	122,221
Highwoods Properties, Inc.	9,384	429,599
Host Hotels & Resorts, Inc.	22,287	449,752
LaSalle Hotel Properties	2,000	77,720
Liberty Property Trust, Series C	15,400	549,780
Mid-America Apartment Communities, Inc.	4,800	370,896
Prologis, Inc., Class A	25,565	1,113,611
Public Storage	983	193,789
Simon Property Group, Inc.	9,284	1,816,322
Strategic Hotels & Resorts, Inc. (C)	6,300	78,309

		9,599,009

Road & Rail - 2.2%
Canadian Pacific Railway, Ltd.	6,114	1,117,028
CSX Corp.	68,866	2,280,842
Union Pacific Corp.	49,365	5,346,723

		8,744,593

Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc., Class A	25,800	582,048
Avago Technologies, Ltd., Class A	28,465	3,614,486
Broadcom Corp., Class A	58,200	2,519,769
Freescale Semiconductor, Ltd. (C)	11,200	456,512
KLA-Tencor Corp.	11,165	650,808
LAM Research Corp.	38,560	2,708,261

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (C)	19,500	$ 529,035
NXP Semiconductors NV (C)	2,000	200,720

		11,261,639

Software - 3.9%
Adobe Systems, Inc. (C)	44,353	3,279,461
Microsoft Corp.	203,981	8,292,847
Oracle Corp.	86,225	3,720,609

		15,292,917

Specialty Retail - 3.8%
AutoZone, Inc. (C) (D)	3,220	2,196,555
Best Buy Co., Inc.	19,000	718,010
Home Depot, Inc.	42,800	4,862,508
Lowe’s Cos., Inc.	54,794	4,076,126
Tiffany & Co.	4,000	352,040
TJX Cos., Inc.	39,386	2,758,989

		14,964,228

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	130,975	16,297,219
Hewlett-Packard Co.	58,961	1,837,225

		18,134,444

Textiles, Apparel & Luxury Goods - 1.0%
lululemon athletica, Inc. (C) (D)	8,500	544,170
PVH Corp. (D)	1,700	181,152
Ralph Lauren Corp., Class A	6,600	867,900
VF Corp.	28,593	2,153,339

		3,746,561

Tobacco - 1.0%
Philip Morris International, Inc.	49,974	3,764,541

Total Common Stocks (Cost $335,343,584)		387,805,037

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (A)	12,974,502	12,974,502

Total Securities Lending Collateral (Cost $12,974,502)		12,974,502

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (A), dated 03/31/2015, to be repurchased at $2,510,118 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $2,560,437.	$ 2,510,117	2,510,117

Total Repurchase Agreement (Cost $2,510,117)		2,510,117

Total Investments (Cost $351,323,145) (E)		403,784,598
Net Other Assets (Liabilities) - (3.3)%		(12,775,984)

Net Assets - 100.0%		$ 391,008,614

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	Long	27	06/19/2015	$ (5,597)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$494,942	$—	$494,942
Common Stocks	387,805,037	—	—	387,805,037
Securities Lending Collateral	12,974,502	—	—	12,974,502
Repurchase Agreement	—	2,510,117	—	2,510,117

Total Investments	$400,779,539	$3,005,059	$—	$403,784,598

LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(5,597)	$—	$—	$(5,597)

Total Derivative Financial Instruments	$(5,597)	$—	$—	$(5,597)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2015.
(B)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $354,963.

(C)	Non-income producing security.
(D)

All or a portion of the security is on loan. The value of all securities on loan is $12,679,964. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)

Aggregate cost for federal income tax purposes is $351,323,145. Aggregate gross unrealized appreciation and depreciation for all securities is $58,496,273 and $6,034,820, respectively. Net unrealized appreciation for tax purposes is $52,461,453.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(G)	Derivative financial instrument valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Banks - 6.2%
Citizens Financial Group, Inc.	302,100	$ 7,289,673
City National Corp.	96,575	8,602,901
Fifth Third Bancorp	823,697	15,526,688
First Republic Bank, Class A	139,028	7,937,109
Huntington Bancshares, Inc., Class A	389,009	4,298,549
M&T Bank Corp. (A)	115,927	14,722,729
SunTrust Banks, Inc.	345,499	14,196,554
Zions Bancorporation	118,715	3,205,305

		75,779,508

Beverages - 1.8%
Constellation Brands, Inc., Class A (B)	96,916	11,262,609
Dr. Pepper Snapple Group, Inc.	136,117	10,682,462

		21,945,071

Building Products - 0.7%
Fortune Brands Home & Security, Inc. (A)	192,059	9,118,961

Capital Markets - 4.5%
Ameriprise Financial, Inc.	119,485	15,633,417
Invesco, Ltd.	279,422	11,090,259
Legg Mason, Inc.	123,403	6,811,846
Northern Trust Corp.	106,101	7,389,935
T. Rowe Price Group, Inc.	166,163	13,455,880

		54,381,337

Chemicals - 3.0%
Airgas, Inc.	133,214	14,135,338
Albemarle Corp.	155,608	8,222,327
Sherwin-Williams Co.	36,000	10,242,000
Sigma-Aldrich Corp.	26,074	3,604,730

		36,204,395

Communications Equipment - 0.6%
CommScope Holding Co., Inc. (B)	244,763	6,985,536

Consumer Finance - 0.7%
Ally Financial, Inc. (B)	423,700	8,889,226

Containers & Packaging - 2.5%
Ball Corp.	136,671	9,654,440
Rock-Tenn Co., Class A	127,288	8,210,076
Silgan Holdings, Inc.	209,118	12,156,029

		30,020,545

Electric Utilities - 2.7%
Edison International	165,199	10,319,982
Westar Energy, Inc., Class A (A)	310,002	12,015,677
Xcel Energy, Inc.	315,604	10,986,175

		33,321,834

Electrical Equipment - 2.8%
AMETEK, Inc., Class A	202,633	10,646,338
Hubbell, Inc., Class B	124,051	13,598,470
Regal Beloit Corp.	119,067	9,515,835

		33,760,643

Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp., Class A	208,014	12,258,265
Arrow Electronics, Inc. (B)	305,303	18,669,278

		30,927,543

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 2.4%
Kroger Co.	224,594	$ 17,217,376
Rite Aid Corp. (B)	1,369,201	11,898,357

		29,115,733

Food Products - 0.8%
Hershey Co. (A)	97,401	9,828,735

Gas Utilities - 1.9%
National Fuel Gas Co. (A)	122,622	7,397,785
Questar Corp.	685,306	16,351,401

		23,749,186

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.	16,210	2,327,594

Health Care Providers & Services - 6.1%
AmerisourceBergen Corp., Class A	145,583	16,548,420
Brookdale Senior Living, Inc., Class A (B)	277,490	10,478,022
Cigna Corp.	175,063	22,660,155
Henry Schein, Inc. (B)	53,329	7,445,795
Humana, Inc., Class A	100,993	17,978,774

		75,111,166

Hotels, Restaurants & Leisure - 1.3%
Marriott International, Inc., Class A (A)	63,179	5,074,537
Starwood Hotels & Resorts Worldwide, Inc.	128,867	10,760,395

		15,834,932

Household Durables - 2.8% (B)
Jarden Corp.	285,177	15,085,863
Mohawk Industries, Inc.	101,645	18,880,559

		33,966,422

Household Products - 1.1%
Energizer Holdings, Inc.	94,413	13,033,715

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	144,581	13,392,538

Insurance - 8.5%
Alleghany Corp. (B)	15,536	7,566,032
Chubb Corp., Class A	93,023	9,404,625
Hartford Financial Services Group, Inc.	309,682	12,950,901
Loews Corp.	449,568	18,355,861
Marsh & McLennan Cos., Inc.	270,883	15,193,828
Old Republic International Corp.	456,358	6,817,989
Progressive Corp.	187,600	5,102,720
Unum Group	310,278	10,465,677
WR Berkley Corp.	118,171	5,968,817
XL Group PLC, Class A	321,663	11,837,198

		103,663,648

Internet & Catalog Retail - 1.5%
Expedia, Inc. (A)	200,767	18,898,198

IT Services - 1.6%
Jack Henry & Associates, Inc.	274,237	19,166,424

Machinery - 2.4%
IDEX Corp.	167,247	12,682,340

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Rexnord Corp. (B)	214,986	$ 5,737,976
Snap-on, Inc.	76,793	11,293,179

		29,713,495

Media - 3.3%
CBS Corp., Class B	139,922	8,483,471
Clear Channel Outdoor Holdings, Inc., Class A	247,997	2,509,729
DISH Network Corp., Class A (B)	180,611	12,653,607
Gannett Co., Inc.	332,554	12,331,102
Time, Inc.	216,384	4,855,657

		40,833,566

Multi-Utilities - 4.2%
CenterPoint Energy, Inc.	589,038	12,022,266
CMS Energy Corp.	347,930	12,146,236
NiSource, Inc., Class B	115,962	5,120,882
Sempra Energy	112,258	12,238,367
Wisconsin Energy Corp. (A)	202,773	10,037,263

		51,565,014

Multiline Retail - 2.8%
Kohl’s Corp. (A)	313,461	24,528,323
Nordstrom, Inc.	113,582	9,122,906

		33,651,229

Oil, Gas & Consumable Fuels - 4.2%
Energen Corp.	256,785	16,947,810
EQT Corp.	135,483	11,227,476
PBF Energy, Inc., Class A	164,283	5,572,479
QEP Resources, Inc.	231,358	4,823,814
Southwestern Energy Co. (A) (B)	526,155	12,201,535

		50,773,114

Professional Services - 1.0%
Equifax, Inc.	130,962	12,179,466

Real Estate Investment Trusts - 8.5%
American Campus Communities, Inc.	201,691	8,646,493
AvalonBay Communities, Inc.	71,311	12,425,942
Boston Properties, Inc.	47,670	6,696,682
Brixmor Property Group, Inc.	317,079	8,418,447
General Growth Properties, Inc.	374,566	11,068,425
Kimco Realty Corp.	479,997	12,887,919
Outfront Media, Inc.	197,728	5,916,022
Rayonier, Inc. (A)	233,132	6,285,239
Regency Centers Corp.	128,948	8,773,622
Vornado Realty Trust, Class A	118,644	13,288,128
Weyerhaeuser Co.	278,820	9,242,883

		103,649,802

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc., Class A	208,684	13,147,092
KLA-Tencor Corp.	83,583	4,872,053
Xilinx, Inc.	302,761	12,806,790

		30,825,935

Software - 1.2%
Synopsys, Inc. (B)	306,024	14,175,032

Specialty Retail - 5.2%
AutoZone, Inc. (B)	19,939	13,601,588
Bed Bath & Beyond, Inc. (A) (B)	123,074	9,449,007
Best Buy Co., Inc.	311,524	11,772,492

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Gap, Inc., Class A (A)	370,804	$ 16,066,937
Tiffany & Co.	148,774	13,093,600

		63,983,624

Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp. (A)	93,898	10,005,771
VF Corp.	75,480	5,684,399

		15,690,170

Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	469,898	4,924,531

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A (A)	157,720	11,387,384

Total Common Stocks (Cost $870,605,318)		1,162,775,252

SECURITIES LENDING COLLATERAL - 9.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	116,821,210	116,821,210

Total Securities Lending Collateral (Cost $116,821,210)		116,821,210

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $53,811,566 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $54,891,041.	$ 53,811,551	53,811,551

Total Repurchase Agreement (Cost $53,811,551)		53,811,551

Total Investments (Cost $1,041,238,079) (D)		1,333,408,013
Net Other Assets (Liabilities) - (9.2)%		(112,069,011)

Net Assets - 100.0%		$ 1,221,339,002

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$1,162,775,252	$—	$—	$1,162,775,252
Securities Lending Collateral	116,821,210	—	—	116,821,210
Repurchase Agreement	—	53,811,551	—	53,811,551

Total Investments	$1,279,596,462	$53,811,551	$—	$1,333,408,013

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $114,271,616. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $1,041,238,079. Aggregate gross unrealized appreciation and depreciation for all securities is $307,036,335 and $14,866,401, respectively. Net unrealized appreciation for tax purposes is $292,169,934.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 15.4%
U.S. Treasury Bond
4.25%, 05/15/2039	$ 350,000	$ 462,164
4.38%, 02/15/2038 - 11/15/2039	2,950,000	3,953,453
4.50%, 02/15/2036 - 05/15/2038	1,200,000	1,634,469
4.75%, 02/15/2037	450,000	633,235
5.00%, 05/15/2037	1,665,000	2,419,974
5.25%, 02/15/2029	300,000	410,367
5.38%, 02/15/2031	550,000	781,516
8.75%, 05/15/2020 (A)	500,000	682,500
8.75%, 08/15/2020	1,000,000	1,379,609
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	54,435	69,532
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2022	3,419,187	3,458,442
1.13%, 01/15/2021	133,566	143,375
U.S. Treasury Note
0.38%, 01/31/2016 (B)	7,045,000	7,053,806
0.38%, 04/30/2016	500,000	500,274
0.75%, 12/31/2017	3,000,000	2,994,375
0.88%, 02/28/2017	1,000,000	1,006,328
1.00%, 03/15/2018 - 06/30/2019	805,000	803,807
1.25%, 10/31/2018	4,000,000	4,021,564
1.38%, 02/29/2020	140,000	140,033
1.50%, 08/31/2018	200,000	203,078
1.63%, 07/31/2019	1,500,000	1,522,500
2.00%, 04/30/2016 - 02/15/2023	6,750,000	6,873,439
2.13%, 08/31/2020 - 08/15/2021	10,400,000	10,726,250
2.63%, 04/30/2018 - 11/15/2020	4,100,000	4,338,686
2.88%, 03/31/2018	1,000,000	1,058,359
3.13%, 10/31/2016 - 05/15/2021	7,350,000	7,828,270
3.25%, 12/31/2016	6,000,000	6,287,814
3.38%, 11/15/2019	200,000	218,391
3.50%, 02/15/2018 - 05/15/2020	6,600,000	7,149,249
3.63%, 02/15/2021	3,250,000	3,627,812
4.75%, 08/15/2017	500,000	547,929
U.S. Treasury STRIPS
Zero Coupon, 02/15/2018 - 05/15/2035	106,025,000	87,567,003
Zero Coupon, 11/15/2028 (A)	200,000	145,075

Total U.S. Government Obligations (Cost $163,482,086)		170,642,678

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.4%
Federal Home Loan Bank
5.50%, 07/15/2036	250,000	350,523
Federal Home Loan Mortgage Corp.
0.62%, 09/15/2042 (C)	838,625	842,194
0.67%, 08/15/2042 - 10/15/2042 (C)	852,027	855,199
0.72%, 07/15/2042 - 03/15/2044 (C)	2,613,177	2,639,455
2.54%, 02/01/2036 (C)	111,577	119,578
2.55%, 12/01/2031 (C)	48,872	52,474
3.00%, 07/01/2033 - 01/15/2044	3,456,707	3,566,295
3.50%, 01/01/2032 - 04/01/2043	5,703,437	6,024,279
3.98%, 07/01/2040 (C)	304,487	320,584
4.00%, 06/01/2042	425,230	463,115
4.50%, 03/01/2037 - 05/01/2041	1,511,348	1,646,602
5.00%, 02/01/2034	517,469	565,624
5.50%, 01/01/2024	150,446	165,418
6.00%, 01/01/2024 - 01/01/2034	348,545	386,517
6.50%, 07/01/2017 - 11/01/2037	866,464	1,008,773
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.62%, 01/25/2023	1,750,000	1,791,482

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
3.39%, 03/25/2024	$ 714,000	$ 768,432
3.49%, 01/25/2024	1,000,000	1,084,505
Federal Home Loan Mortgage Corp. REMIC
0.52%, 06/15/2043 (C)	1,617,428	1,609,831
0.57%, 07/15/2037 - 04/15/2039 (C)	1,136,018	1,135,960
0.62%, 03/15/2039 - 11/15/2039 (C)	2,139,852	2,149,816
3.00%, 04/15/2025 - 02/15/2026	633,891	655,897
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,876,959
4.00%, 12/15/2024 - 12/15/2041	2,842,122	3,075,478
4.50%, 02/15/2020 - 06/15/2025	963,080	1,043,555
5.00%, 07/15/2020 - 05/15/2041	1,398,675	1,541,962
5.30%, 01/15/2033	125,468	138,071
5.50%, 11/15/2023 - 07/15/2037	2,695,598	2,994,046
5.50%, 05/15/2041 (C)	367,269	403,037
5.71%, 10/15/2038 (C)	68,360	76,907
5.75%, 06/15/2035 - 08/15/2035	1,570,848	1,721,385
5.85%, 09/15/2035	536,575	572,824
6.00%, 04/15/2036	250,090	286,277
6.50%, 02/15/2032	95,949	108,757
14.05%, 09/15/2034 (C)	117,955	134,566
23.66%, 06/15/2035 (C)	105,835	169,487
Federal Home Loan Mortgage Corp. REMIC, IO
4.50%, 12/15/2024	135,453	7,986
5.00%, 10/15/2039	278,588	35,792
6.20%, 10/15/2037 (C)	630,228	125,207
Federal Home Loan Mortgage Corp. REMIC, PO
04/15/2020 - 01/15/2040	655,574	620,937
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
0.57%, 03/25/2043 (C)	912,233	889,729
Federal National Mortgage Association
0.39%, 03/25/2045 (C)	146,463	146,600
0.48%, 01/25/2017 (C)	107,164	107,235
0.51%, 01/01/2023 (C)	1,000,000	999,648
0.52%, 01/01/2023 (C)	955,053	954,717
0.53%, 01/01/2023 (C)	669,743	675,376
0.54%, 12/01/2024 (C)	2,000,000	1,999,554
0.55%, 02/01/2023 (C)	1,000,000	999,491
0.56%, 01/01/2023 (C)	955,426	963,040
0.60%, 07/01/2024 (C)	1,250,000	1,250,103
0.62%, 08/25/2019 - 01/01/2024 (C)	2,106,002	2,122,138
0.65%, 08/01/2023 - 09/01/2024 (C)	1,980,444	1,987,929
0.67%, 08/25/2042 (C)	426,939	428,166
0.72%, 07/01/2025 (C)	1,694,818	1,697,319
1.40%, 07/01/2017	500,000	503,317
1.47%, 12/01/2019	475,925	472,271
1.58%, 01/01/2020	476,780	475,036
1.80%, 12/25/2019	400,000	403,151
2.00%, 12/01/2020	500,000	502,109
2.01%, 07/01/2019 - 06/01/2020	2,987,164	3,004,538
2.03%, 08/01/2019	508,000	515,634
2.22%, 12/01/2022	1,492,985	1,502,603
2.24%, 12/01/2022	497,718	501,536
2.34%, 01/01/2023	979,242	988,562
2.37%, 11/01/2022	500,000	506,069
2.38%, 12/01/2022	995,389	1,007,832
2.40%, 12/01/2022 - 02/01/2023	3,461,894	3,494,211
2.45%, 11/01/2022 - 02/01/2023	3,000,000	3,036,379

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.47%, 09/01/2022	$ 476,903	$ 484,242
2.49%, 10/01/2017 - 03/01/2023	1,415,034	1,451,339
2.50%, 04/01/2023	1,000,000	1,018,873
2.52%, 10/01/2022 - 05/01/2023	1,487,029	1,509,060
2.53%, 10/01/2022 - 09/25/2024	2,346,524	2,371,411
2.57%, 01/01/2023	2,071,972	2,114,290
2.61%, 10/25/2021 (C)	1,000,000	1,030,729
2.64%, 04/01/2023	972,739	995,897
2.66%, 12/01/2022	1,000,000	1,028,391
2.67%, 07/01/2022	1,000,000	1,029,560
2.68%, 07/01/2022	485,743	501,328
2.69%, 10/01/2017	717,932	743,055
2.72%, 10/25/2024	1,000,000	1,018,012
2.75%, 03/01/2022	474,348	494,197
2.76%, 05/01/2021 - 06/01/2023	1,977,015	2,054,102
2.81%, 06/01/2023	1,000,000	1,035,223
2.86%, 05/01/2022	952,654	993,943
2.92%, 08/25/2021 - 12/01/2024	1,315,443	1,365,718
2.94%, 02/01/2027	1,352,730	1,404,505
2.98%, 07/01/2022 - 04/01/2023	2,500,000	2,624,358
3.02%, 08/25/2024 (C)	955,000	990,013
3.04%, 12/01/2024	1,000,000	1,047,284
3.05%, 01/01/2025	1,000,000	1,048,924
3.10%, 07/25/2024 (C)	820,000	863,233
3.11%, 01/01/2022 - 12/01/2024	1,739,886	1,835,045
3.12%, 05/01/2022 - 02/01/2027	2,953,680	3,111,382
3.14%, 12/01/2026	995,657	1,046,995
3.15%, 12/01/2024	2,500,000	2,636,659
3.23%, 11/01/2020	720,929	768,932
3.24%, 10/01/2026	993,215	1,052,835
3.26%, 07/01/2022	1,350,532	1,439,648
3.28%, 08/01/2020	3,828,310	4,071,273
3.29%, 10/01/2020 - 08/01/2026	4,977,250	5,300,062
3.30%, 12/01/2026	1,000,000	1,065,054
3.34%, 02/01/2027	1,500,000	1,604,070
3.35%, 08/01/2023	695,000	743,133
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,136,855
3.45%, 01/01/2024	1,000,000	1,077,007
3.48%, 01/25/2024 (C)	1,500,000	1,625,398
3.50%, 08/01/2032 - 08/01/2043	9,562,582	10,122,465
3.51%, 12/25/2023 (C)	1,776,000	1,922,200
3.56%, 01/01/2021	978,421	1,060,390
3.59%, 12/01/2020 - 10/01/2021	1,895,118	2,058,865
3.63%, 10/01/2029	499,025	543,049
3.65%, 04/25/2021	433,000	466,842
3.67%, 07/01/2023	925,000	1,016,889
3.73%, 06/25/2021 - 07/01/2022	1,234,136	1,345,835
3.74%, 06/01/2018	378,490	403,586
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,647,509
3.77%, 09/01/2021	1,000,000	1,098,726
3.81%, 05/01/2022	932,184	1,012,468
3.82%, 06/01/2017	922,776	976,439
3.84%, 09/01/2020	649,203	708,688
3.87%, 08/01/2021	475,493	520,845
3.88%, 09/01/2021	1,524,794	1,678,464
4.00%, 01/01/2035	2,956,250	3,232,906
4.04%, 10/01/2020	400,000	442,399
4.13%, 08/01/2021	474,641	528,716
4.25%, 04/01/2021	1,050,000	1,178,581
4.30%, 04/01/2021	438,550	492,179
4.33%, 04/01/2021	379,460	426,655
4.36%, 03/01/2020 - 05/01/2021	1,364,253	1,530,495
4.38%, 01/01/2021 - 04/01/2021	962,907	1,081,095
4.39%, 05/01/2021	294,746	331,898

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.48%, 02/01/2021	$ 474,116	$ 534,854
4.50%, 09/01/2040	495,161	544,889
4.51%, 12/01/2019	898,299	1,001,345
4.54%, 01/01/2020	676,940	752,238
4.78%, 12/01/2019	1,002,538	1,126,578
5.00%, 06/01/2033 - 08/01/2040	361,160	407,493
5.50%, 03/01/2024 - 03/01/2035	1,028,762	1,159,426
5.89%, 10/01/2017	718,304	791,699
6.00%, 08/01/2021 - 09/01/2037	1,972,971	2,237,517
7.00%, 11/01/2037 - 12/01/2037	94,503	106,547
Federal National Mortgage Association, PO
09/25/2024 - 08/25/2032	480,770	326,458
Federal National Mortgage Association REMIC
0.46%, 07/25/2036 (C)	202,562	203,506
0.57%, 05/25/2027 (C)	327,532	329,734
0.67%, 05/25/2035 - 10/25/2042 (C)	1,969,300	1,980,613
0.77%, 04/25/2040 (C)	98,595	99,208
0.82%, 02/25/2024 (C)	169,797	172,534
1.07%, 03/25/2038 (C)	391,703	397,453
1.42%, 07/25/2023 (C)	328,076	335,269
3.00%, 05/25/2026	1,000,000	1,041,460
3.50%, 04/25/2031	1,000,000	1,081,540
4.00%, 05/25/2033	200,000	218,307
4.50%, 07/25/2038	98,568	100,506
5.00%, 10/25/2025	238,576	260,700
5.25%, 05/25/2039	115,959	120,465
5.50%, 04/25/2022 - 07/25/2040	2,150,719	2,371,714
6.00%, 03/25/2029	46,549	53,499
6.50%, 01/25/2032 - 07/25/2036	218,307	251,792
7.00%, 11/25/2041	237,004	279,021
22.49%, 06/25/2035 (C)	168,329	235,915
Federal National Mortgage Association REMIC, IO
5.00%, 08/25/2019	2,261,444	144,032
6.36%, 01/25/2041 (C)	570,976	127,953
6.43%, 08/25/2035 - 06/25/2036 (C)	822,583	99,719
6.53%, 03/25/2036 (C)	579,659	111,434
Federal National Mortgage Association REMIC, PO
12/25/2034 - 12/25/2043	2,518,577	2,150,582
Financing Corp., PO
05/11/2018	2,500,000	2,417,332
Government National Mortgage Association
0.51%, 12/20/2062 (C)	815,873	812,265
0.58%, 03/20/2063 (C)	452,354	450,524
0.62%, 03/20/2060 - 02/20/2063 (C)	1,457,320	1,457,616
0.64%, 03/20/2063 - 07/20/2064 (C)	1,886,081	1,883,627
0.65%, 04/20/2063 - 02/20/2065 (C)	2,919,243	2,919,626
0.67%, 02/20/2061 - 07/20/2064 (C)	6,171,154	6,174,466
0.72%, 04/20/2062 - 07/20/2062 (C)	663,631	667,079
0.77%, 04/20/2064 (C)	1,898,761	1,909,061
0.82%, 05/20/2061 - 03/20/2064 (C)	3,767,096	3,792,762
0.86%, 02/20/2064 (C)	904,898	915,154
0.87%, 09/20/2063 (C)	1,412,565	1,425,221
1.65%, 01/20/2063 - 04/20/2063	2,457,992	2,458,319
1.75%, 03/20/2063	492,424	495,378
2.00%, 06/20/2062	900,709	913,161
3.50%, 05/20/2035	149,902	151,315
3.95%, 11/16/2042 (C)	393,153	407,856
4.00%, 09/16/2025	500,000	543,996
4.25%, 12/20/2044	1,001,443	1,099,346
4.70%, 10/20/2041 - 11/20/2042 (C)	1,733,066	1,920,332
5.00%, 04/20/2041	182,374	241,304
5.24%, 07/20/2060 (C)	635,530	696,424

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.50%, 01/16/2033 - 07/20/2037	$ 1,111,363	$ 1,264,045
5.84%, 12/20/2038 (C)	203,109	231,492
6.00%, 02/15/2024 - 09/20/2038	1,278,106	1,445,808
22.66%, 04/20/2037 (C)	98,626	144,408
Government National Mortgage Association, IO
6.42%, 05/20/2041 (C)	213,315	47,671
7.50%, 04/20/2031	178,887	41,894
Government National Mortgage Association, PO
02/17/2033 - 01/20/2038	141,957	138,757
National Credit Union Administration Guaranteed Notes Trust
2.65%, 10/29/2020	771,166	786,405
2.90%, 10/29/2020	250,000	256,239
Residual Funding Corp., PO
10/15/2019 - 10/15/2020	6,525,000	5,969,684
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	174,244
5.25%, 09/15/2039	100,000	130,940
5.88%, 04/01/2036	425,000	595,490
Tennessee Valley Authority, PO
07/15/2028	1,000,000	659,068

Total U.S. Government Agency Obligations (Cost $232,451,916)		237,624,607

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Brazil - 0.0% (D)
Brazilian Government International Bond
5.00%, 01/27/2045 (A)	200,000	185,000

Canada - 0.0% (D)
Province of Ontario, Canada
0.95%, 05/26/2015	185,000	185,193
1.65%, 09/27/2019	87,000	87,345

		272,538

Colombia - 0.0% (D)
Colombia Government International Bond
5.00%, 06/15/2045	200,000	205,500

Israel - 0.5%
Israel Government AID Bond
Zero Coupon, 02/15/2024	2,000,000	1,609,358
Series 2007-Z
Zero Coupon, 08/15/2025	1,000,000	763,830
Series 2008-Z
Zero Coupon, 08/15/2024 - 02/15/2025	2,000,000	1,566,008
Series 9-Z
Zero Coupon, 11/15/2024	1,000,000	782,936
Israel Government AID Bond, PO
Series 2
11/01/2024	300,000	235,187

		4,957,319

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	226,000	239,108
5.55%, 01/21/2045	119,000	139,527
Series 2012-1, Class A2
5.75%, 10/12/2110	70,000	76,300
Series MTN
3.50%, 01/21/2021	465,000	484,065
4.75%, 03/08/2044	212,000	222,600

		1,161,600

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.0% (D)
Peruvian Government International Bond
5.63%, 11/18/2050	$ 35,000	$ 42,788

Poland - 0.0% (D)
Poland Government International Bond
4.00%, 01/22/2024	167,000	183,366

South Africa - 0.0% (D)
South Africa Government International Bond
5.38%, 07/24/2044	200,000	214,920

Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	130,000	163,799
Corp. Andina de Fomento
3.75%, 01/15/2016	64,000	65,591
International Bank for Reconstruction & Development
Series 2
Zero Coupon, 02/15/2016	300,000	298,466

		527,856

Turkey - 0.0% (D)
Turkey Government International Bond
5.75%, 03/22/2024 (A)	260,000	289,146

Total Foreign Government Obligations (Cost $7,741,807)		8,040,033

MORTGAGE-BACKED SECURITIES - 3.9%
United States - 3.9%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 (E)	23,864	23,865
Series 2013-1, Class A
2.40%, 11/15/2025 (E)	71,623	71,861
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 (E)	732,181	739,562
Series 2013-2, Class B
4.38%, 11/15/2027 (E)	250,000	256,629
Series 2014-1, Class A1
1.72%, 04/15/2033 (E)	593,000	590,557
Series 2014-1, Class A2
3.02%, 04/15/2033 (E)	301,000	303,963
Ajax Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 (C) (E) (F)	384,887	381,300
Series 2013-B, Class A
3.50%, 02/25/2051 (C) (E) (F)	640,019	640,196
Series 2014-A, Class A
3.75%, 10/25/2057 (C) (E)	476,941	475,939
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 (C) (E)	41,393	41,518
ASG Re-REMIC Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 (E)	20,868	21,107
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 (E)	100,000	102,604
Series 2014-520M, Class C
4.21%, 08/15/2046 (C) (E)	150,000	154,710

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A4
5.37%, 09/10/2045 (C)	$ 800,000	$ 811,671
Series 2006-5, Class A4
5.41%, 09/10/2047	375,000	387,608
Series 2007-5, Class A4
5.49%, 02/10/2051	500,000	532,041
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 (E) (F)	188,215	186,785
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (C)	138,385	138,009
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 (E)	18,381	18,460
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-5, Class A4
5.12%, 10/10/2045 (C)	338,509	340,202
Series 2005-6, Class A4
5.18%, 09/10/2047 (C)	622,449	629,553
Banc of America Mortgage Trust
Series 2003-J, Class 3A2
2.62%, 11/25/2033 (C)	146,973	147,361
Series 2004-5, Class 2A2
5.50%, 06/25/2034	50,070	51,018
Series 2004-6, Class 1A3
5.50%, 05/25/2034	96,168	101,529
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 (E)	500,000	520,410
Series 2012-TFT, Class A
2.89%, 06/05/2030 (E)	250,000	248,738
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 (C) (E)	10,348	10,386
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 (C) (E)	98,105	98,334
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 (C) (E)	133,807	135,313
Series 2011-RR5, Class 11A3
0.32%, 05/28/2036 (C) (E)	45,530	44,792
Series 2011-RR5, Class 14A3
0.57%, 07/26/2036 (C) (E)	5,454	5,440
Series 2012-RR10, Class 1A1
0.40%, 02/26/2037 (C) (E)	271,989	262,396
Series 2012-RR10, Class 3A1
0.36%, 05/26/2036 (C) (E)	249,301	236,710
Series 2012-RR3, Class 2A5
1.99%, 05/26/2037 (C) (E)	184,266	184,763
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A
0.81%, 07/25/2034 (C)	520,445	498,020
Bear Stearns ARM Trust
Series 2003-4, Class 3A1
2.32%, 07/25/2033 (C)	52,907	52,975
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 (C)	1,579	1,578
Series 2005-T20, Class A4A
5.14%, 10/12/2042 (C)	468,420	472,466
Series 2006-PW13, Class A4
5.54%, 09/11/2041	411,001	428,946

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Bear Stearns Commercial Mortgage Securities Trust (continued)
Series 2006-T22, Class A4
5.58%, 04/12/2038 (C)	$ 503,335	$ 516,264
Bear Stearns Commercial Mortgage Securities Trust, IO
Series 2005-PWR8, Class X1
0.82%, 06/11/2041 (C) (E)	1,123,854	675
CAM Mortgage Trust
Series 2014-2, Class A
2.60%, 05/15/2048 (C) (E)	30,505	30,503
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.23%, 07/15/2044 (C)	100,000	101,881
CD Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.36%, 12/11/2049 (C) (E)	6,742,658	39,579
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	62,497	64,732
Series 2007-A1, Class 1A3
2.53%, 02/25/2037 (C)	100,822	99,314
Series 2007-A2, Class 2A1
2.51%, 07/25/2037 (C)	40,901	41,300
CHL Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	63,334	66,094
Series 2004-3, Class A26
5.50%, 04/25/2034	71,398	74,976
Series 2004-3, Class A4
5.75%, 04/25/2034	57,118	59,473
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5
5.25%, 05/25/2034	139,078	148,226
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	100,000	105,156
Series 2013-SMP, Class A
2.11%, 01/12/2030 (E)	93,840	95,217
Citigroup Mortgage Loan Trust
Series 2008-AR4, Class 1A1A
2.72%, 11/25/2038 (C) (E)	80,037	80,179
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (E)	235,506	239,236
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	65,066	68,270
Series 2006-C1, Class AM
5.25%, 08/15/2048	300,000	307,933
COMM Mortgage Trust
Series 2012-9W57, Class A
2.36%, 02/10/2029 (E)	400,000	408,475
Series 2013-300P, Class A1
4.35%, 08/10/2030 (E)	500,000	558,445
Series 2013-SFS, Class A2
2.99%, 04/12/2035	156,000	159,861
Series 2014-CR19, Class A5
3.80%, 08/10/2047	750,000	810,426
Series 2014-KYO, Class A
1.08%, 06/11/2027 (C) (E)	846,000	842,812
Series 2014-PAT, Class A
0.98%, 08/13/2027 (C) (E)	198,000	197,594
Series 2014-TWC, Class A
1.02%, 02/13/2032 (C) (E)	665,000	663,805

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
COMM Mortgage Trust (continued)
Series 2014-TWC, Class B
1.78%, 02/13/2032 (C) (E)	$ 500,000	$ 500,033
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.12%, 11/17/2026 (C) (E)	37,624	37,614
Commercial Mortgage Trust
Series 2006-GG7, Class A4
5.78%, 07/10/2038 (C)	287,576	298,055
Series 2006-GG7, Class AM
5.78%, 07/10/2038 (C)	50,000	52,348
COOF Securitization Trust, Ltd., IO
Series 2014-1, Class A
3.08%, 06/25/2040 (C) (E)	563,409	73,547
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.65%, 03/15/2039 (C)	95,374	97,943
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	56,910	58,802
Series 2004-4, Class 2A4
5.50%, 09/25/2034	209,829	229,124
CSMC Trust
Series 2010-11R, Class A6
1.17%, 06/28/2047 (C) (E)	652,986	628,051
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 (C) (E)	108,649	109,424
Series 2011-6R, Class 3A1
5.65%, 07/28/2036 (C) (E)	43,506	43,746
Series 2011-9R, Class A1
2.18%, 03/27/2046 (C) (E)	42,011	42,103
Series 2012-3R, Class 1A1
2.25%, 07/27/2037 (C) (E)	92,189	91,818
Series 2014-ICE, Class A
1.05%, 04/15/2027 (C) (E)	505,000	503,170
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (C) (E)	56,826	57,221
Series 2013-EZ3, Class A
1.64%, 12/18/2049 (C) (E)	357,642	359,323
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 (E)	66,039	66,482
GMACM Mortgage Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	39,119	40,788
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A
3.55%, 04/10/2034 (E)	700,000	747,939
Series 2013-NYC5, Class A
2.32%, 01/10/2030 (E)	100,000	101,790
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.31%, 08/10/2044 (C) (E)	200,000	213,364
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.52%, 09/25/2035 (C) (E)	86,147	73,516
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
2.57%, 10/25/2033 (C)	47,042	46,841
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	120,071	123,648
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	49,868	51,802

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac CMB Trust
Series 2005-4, Class 2A1
0.47%, 05/25/2035 (C)	$ 64,381	$ 63,212
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1
5.00%, 08/25/2033 (C)	100,745	105,456
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.52%, 05/25/2036 (C)	103,334	99,993
Series 2006-2, Class 2A1
0.52%, 08/25/2036 (C)	29,351	28,857
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP3, Class A4A
4.94%, 08/15/2042 (C)	288,656	289,533
Series 2005-LDP5, Class A4
5.23%, 12/15/2044 (C)	336,656	340,336
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (C)	320,633	332,825
Series 2006-CB16, Class A4
5.55%, 05/12/2045	121,244	125,686
Series 2006-LDP9, Class A3SF
0.33%, 05/15/2047 (C)	37,066	37,054
Series 2007-C1, Class A4
5.72%, 02/15/2051	297,173	316,017
Series 2013-JWRZ, Class A
0.95%, 04/15/2030 (C) (E)	700,000	699,851
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2006-LDP8, Class X
0.54%, 05/15/2045 (C)	2,758,426	16,410
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (C)	25,521	25,356
Series 2006-A2, Class 5A3
2.43%, 11/25/2033 (C)	74,516	74,658
KGS-Alpha SBA COOF Trust, IO
Series 2014-2, Class A
3.16%, 04/25/2040 (C) (E)	881,509	129,058
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 (E)	192,000	207,820
LB-UBS Commercial Mortgage Trust
Series 2006-C3, Class A1A
5.64%, 03/15/2039 (C)	357,228	368,766
Series 2007-C2, Class A3
5.43%, 02/15/2040	163,256	174,107
LVII Re-REMIC Trust
Series 2009-2, Class M3
5.11%, 09/27/2037 (C) (E)	96,826	97,330
Series 2009-3, Class M3
5.21%, 11/27/2037 (C) (E)	98,714	98,850
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.65%, 04/21/2034 (C)	130,887	131,610
Series 2004-13, Class 3A7
2.67%, 11/21/2034 (C)	59,609	60,663
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	85,618	91,178
Series 2004-5, Class 5A1
4.75%, 06/25/2019	34,450	35,352
MASTR Alternative Loan Trust, PO
Series 2003-8, Class 15
11/25/2018	147,707	145,197

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	$ 68,280	$ 71,408
Series 2003-11, Class 9A6
5.25%, 12/25/2033	122,645	129,001
Series 2003-7, Class 1A1
5.50%, 09/25/2033	116,906	121,327
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2
6.50%, 08/25/2032	171,392	185,007
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.79%, 10/25/2028 (C)	839,264	801,189
Series 2003-H, Class A1
0.81%, 01/25/2029 (C)	160,229	157,599
Series 2004-A, Class A1
0.63%, 04/25/2029 (C)	208,735	200,228
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4
5.05%, 07/12/2038 (C)	365,876	367,024
Series 2006-C2, Class A4
5.74%, 08/12/2043 (C)	527,998	552,738
ML-CFC Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.63%, 12/12/2049 (C) (E)	2,036,071	18,565
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3
3.67%, 02/15/2047	300,000	319,422
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class A4A
5.23%, 09/15/2042 (C)	273,692	274,504
Series 2006-T21, Class A4
5.16%, 10/12/2052 (C)	300,000	304,109
Series 2006-T23, Class A4
5.88%, 08/12/2041 (C)	584,942	611,903
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.47%, 12/15/2043 (C) (E)	2,559,452	17,381
Series 2007-HQ11, Class X
0.21%, 02/12/2044 (C) (E)	4,119,077	14,141
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA
1.00%, 03/27/2051 (E)	143,757	143,578
Series 2012-XA, Class A
2.00%, 07/27/2049 (E)	386,955	387,264
Series 2012-XA, Class B
0.25%, 07/27/2049 (E)	200,000	176,020
ORES NPL LLC
Series 2013-LV2, Class A
3.08%, 09/25/2025 (E)	131,040	130,999
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.47%, 05/25/2035 (C)	63,846	64,488
RAIT Trust
Series 2014-FL3, Class A
1.42%, 12/15/2031 (C) (E)	458,242	458,458
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	478,029	452,983
Series 2003-QS13, Class A5
0.82%, 07/25/2033 (C)	152,895	142,079
Series 2004-QA4, Class NB3
3.77%, 09/25/2034 (C)	59,608	59,098
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A
3.26%, 03/11/2031 (E)	160,000	163,820
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 (E)	115,981	118,947

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Sequoia Mortgage Trust
Series 10, Class 1A
0.98%, 10/20/2027 (C)	$ 132,752	$ 129,711
Series 2003-1, Class 1A
0.94%, 04/20/2033 (C)	330,618	316,471
Series 2003-2, Class A1
0.84%, 06/20/2033 (C)	109,876	104,584
Series 2004-11, Class A1
0.48%, 12/20/2034 (C)	105,533	102,515
Series 2004-5, Class A2
0.70%, 06/20/2034 (C)	313,869	305,048
Series 2004-8, Class A1
0.88%, 09/20/2034 (C)	448,951	428,181
Series 2004-9, Class A1
0.86%, 10/20/2034 (C)	378,580	360,784
Springleaf Mortgage Loan Trust
Series 2012-1A, Class A
2.67%, 09/25/2057 (C) (E)	52,299	52,974
Series 2012-1A, Class M3
6.00%, 09/25/2057 (C) (E)	150,000	152,341
Series 2012-2A, Class A
2.22%, 10/25/2057 (C) (E)	197,059	197,668
Series 2012-2A, Class M4
6.00%, 10/25/2057 (C) (E)	100,000	103,787
Series 2012-3A, Class A
1.57%, 12/25/2059 (C) (E)	172,404	172,834
Series 2012-3A, Class M1
2.66%, 12/25/2059 (C) (E)	100,000	99,970
Series 2013-1A, Class A
1.27%, 06/25/2058 (C) (E)	236,768	236,460
Series 2013-1A, Class M1
2.31%, 06/25/2058 (C) (E)	207,000	203,109
Series 2013-1A, Class M2
3.14%, 06/25/2058 (C) (E)	144,000	144,238
Series 2013-1A, Class M3
3.79%, 06/25/2058 (C) (E)	159,000	160,122
Series 2013-2A, Class A
1.78%, 12/25/2065 (C) (E)	440,027	439,267
Series 2013-2A, Class M1
3.52%, 12/25/2065 (C) (E)	156,000	159,019
Series 2013-2A, Class M2
4.48%, 12/25/2065 (C) (E)	350,000	359,988
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4
2.54%, 02/25/2034 (C)	895,969	891,045
Series 2004-4, Class 5A
2.39%, 04/25/2034 (C)	20,030	19,682
Series 2004-6, Class 4A1
2.40%, 06/25/2034 (C)	366,963	366,170
Series 2004-6, Class 5A4
2.35%, 06/25/2034 (C)	26,067	25,934
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1
0.84%, 10/19/2034 (C)	70,918	67,779
Series 2005-AR5, Class A3
0.43%, 07/19/2035 (C)	256,927	246,375
Structured Asset Securities Corp.
Series 2003-37A, Class 2A
3.67%, 12/25/2033 (C)	15,155	15,172
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-15A, Class 2A1
2.47%, 04/25/2033 (C)	93,376	94,149
Series 2003-30, Class 1A5
5.50%, 10/25/2033	60,638	63,706
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.81%, 09/25/2043 (C)	172,072	166,135
Series 2004-3, Class A
0.91%, 09/25/2044 (C)	200,255	191,923
Series 2004-4, Class 3A
1.94%, 12/25/2044 (C)	282,482	280,696

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (E)	$ 174,000	$ 182,506
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104,000	110,914
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	298,409
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.75%, 05/10/2063 (C) (E)	747,471	56,218
VML LLC
Series 2014-NPL1, Class A1
3.88%, 04/25/2054 (C) (E)	228,733	228,862
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 (E)	544,235	556,656
Series 2013-PENN, Class A
3.81%, 12/13/2029 (E)	400,000	431,169
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.19%, 01/15/2041 (C)	16,547	16,589
Series 2005-C22, Class A4
5.27%, 12/15/2044 (C)	221,482	224,204
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.09%, 03/15/2045 (C) (E)	9,330,980	10,544
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7
2.42%, 10/25/2033 (C)	71,043	72,451
Series 2003-AR11, Class A6
2.42%, 10/25/2033 (C)	138,144	139,780
Series 2003-AR5, Class A7
2.44%, 06/25/2033 (C)	115,982	116,819
Series 2003-AR6, Class A1
2.44%, 06/25/2033	152,894	153,064
Series 2003-AR7, Class A7
2.30%, 08/25/2033 (C)	140,821	141,116
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	60,589	62,786
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	44,241	45,458
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	51,583	53,432
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A
2.71%, 03/18/2028 (C) (E)	400,000	405,364
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 (C) (E)	164,488	162,021
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (C)	118,614	119,635
Series 2004-EE, Class 3A2
2.50%, 12/25/2034 (C)	373,595	376,193
Series 2004-I, Class 1A1
2.60%, 07/25/2034 (C)	271,319	273,626
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (C)	126,793	127,180
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (C)	60,399	61,156
Series 2005-AR3, Class 1A1

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
2.62%, 03/25/2035 (C)	$ 748,159	$ 753,639
Series 2005-AR8, Class 2A1
2.60%, 06/25/2035 (C)	44,694	44,892
Series 2005-AR9, Class 2A1
2.59%, 10/25/2033 (C)	51,174	51,522
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (E)	106,768	106,768
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 (E)	100,000	111,223
Series 2012-C6, Class A4
3.44%, 04/15/2045	200,000	213,153

Total Mortgage-Backed Securities (Cost $43,344,438)		43,681,874

ASSET-BACKED SECURITIES - 5.9%
Cayman Islands - 0.0% (D)
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.15%, 10/15/2021 (C) (E) (F)	433,334	433,334

Ireland - 0.1% (C) (E) (G)
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.57%, 10/15/2015	229,000	229,083
Series 2014-1A, Class A
1.12%, 10/15/2021 (F)	744,000	744,321

		973,404

United States - 5.8%
Aames Mortgage Investment Trust
Series 2005-3, Class M1
0.97%, 08/25/2035 (C) (E)	302,443	288,085
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.97%, 12/27/2022 (C) (E)	297,265	297,526
Series 2013-1A, Class A
0.97%, 12/26/2044 (C) (E)	332,645	331,678
Ally Auto Receivables Trust
Series 2012-3, Class A3
0.85%, 08/15/2016	16,520	16,528
Series 2013-2, Class A3
0.79%, 01/15/2018	402,000	402,025
Series 2013-2, Class A4
1.24%, 11/15/2018	120,000	120,131
Series 2013-SN1, Class A3
0.72%, 05/20/2016	88,646	88,664
Series 2014-SN2, Class A3
1.03%, 09/20/2017	165,000	165,134
Series 2015-SN1, Class A2A
0.93%, 10/20/2016	343,750	343,716
Series 2015-SN1, Class A3
1.21%, 03/20/2017	152,000	151,985
American Credit Acceptance Receivables Trust
Series 2012-3, Class A
1.64%, 11/15/2016 (E)	3,112	3,112
Series 2013-1, Class A
1.45%, 04/16/2018 (E)	61,770	61,793
Series 2013-2, Class A
1.32%, 02/15/2017 (E)	35,248	35,260
Series 2014-1, Class A
1.14%, 03/12/2018 (E)	23,794	23,802
Series 2014-2, Class A

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Credit Acceptance Receivables Trust (continued)
0.99%, 10/10/2017 (E)	$ 384,372	$ 384,285
Series 2014-2, Class B
2.26%, 03/10/2020 (E)	227,000	227,294
Series 2014-4, Class A
1.33%, 07/10/2018 (E)	280,451	280,731
Series 2015-1, Class A
1.43%, 08/12/2019 (E)	423,000	422,309
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (E)	225,000	224,552
Series 2013-2A, Class 2A
3.07%, 03/15/2048 (E)	450,000	451,767
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 01/09/2017	1,114	1,114
Series 2013-1, Class A3
0.61%, 10/10/2017	14,504	14,505
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 (E)	151,069	151,065
Blue Elephant Loan Trust
Series 2015-1, Class A
3.12%, 12/15/2022 (E)	631,000	629,449
BMW Vehicle Lease Trust
Series 2013-1, Class A3
0.54%, 09/21/2015	3,918	3,918
BMW Vehicle Owner Trust
Series 2013-A, Class A3
0.67%, 11/27/2017	163,651	163,748
Series 2014-A, Class A2
0.53%, 04/25/2017	274,000	274,032
Series 2014-A, Class A3
0.97%, 11/26/2018	240,000	240,286
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (E)	63,772	63,525
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 (E)	100,000	101,013
California Republic Auto Receivables Trust
Series 2012-1, Class A
1.18%, 08/15/2017 (E)	170,696	170,975
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	8,691	8,691
Series 2013-4, Class A3
1.09%, 03/20/2018	431,000	431,022
CarFinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 (E)	34,821	34,881
Series 2014-1A, Class A
1.46%, 12/17/2018 (E)	179,639	179,357
Series 2014-1A, Class B
2.72%, 04/15/2020 (E)	125,000	126,204
Series 2014-2A, Class A
1.44%, 11/16/2020 (E)	387,895	387,176
Series 2015-1A, Class A
1.75%, 06/15/2021 (E)	409,890	410,427
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	160,701	160,680
Series 2013-4, Class A3
0.80%, 07/16/2018	154,000	153,925
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	82,941
Series 2014-2, Class A3
0.98%, 01/15/2019	421,000	420,896

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CarNow Auto Receivables Trust
Series 2014-1A, Class A
0.96%, 01/17/2017 (E)	$ 193,283	$ 193,045
Chase Funding Trust
Series 2003-2, Class 2A2
0.73%, 02/25/2033 (C)	268,707	244,011
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 (E)	400,000	400,000
Consumer Credit Origination Loan Trust
Series 2015-1, Class A
2.82%, 03/15/2021 (E)	304,474	305,590
CPS Auto Receivables Trust
Series 2011-B, Class A
3.68%, 09/17/2018 (E)	32,411	32,809
Series 2011-C, Class A
4.21%, 03/15/2019 (E)	20,506	20,884
Series 2012-A, Class A
2.78%, 06/17/2019 (E)	18,644	18,829
Series 2012-B, Class A
2.52%, 09/16/2019 (E)	85,775	86,263
Series 2013-A, Class A
1.31%, 06/15/2020 (E)	90,591	89,954
Series 2013-C, Class A
1.64%, 04/16/2018 (E)	255,851	256,103
Series 2013-D, Class A
1.54%, 07/16/2018 (E)	434,339	434,177
Series 2014-A, Class A
1.21%, 08/15/2018 (E)	253,903	252,956
Series 2014-C, Class A
1.31%, 02/15/2019 (E)	456,399	454,670
Series 2014-C, Class C
3.77%, 08/17/2020 (E)	100,000	100,144
Series 2014-D, Class A
1.49%, 04/15/2019 (E)	676,124	674,161
Series 2014-D, Class C
4.35%, 11/16/2020 (E)	100,000	101,507
Series 2015-A, Class A
1.53%, 07/15/2019 (E)	533,000	533,314
Series 2015-A, Class C
4.00%, 02/16/2021 (E)	100,000	100,210
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 (E)	43,451	43,578
Series 2012-D, Class A
1.48%, 03/16/2020 (E)	38,610	38,618
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 (E)	149,098	149,431
Series 2013-1A, Class A
1.21%, 10/15/2020 (E)	500,000	500,328
Series 2014-1A, Class A
1.55%, 10/15/2021 (E)	300,000	299,624
Drive Auto Receivables Trust
Series 2015-AA, Class D
4.12%, 06/15/2022 (E)	294,000	293,912
DT Auto Owner Trust
Series 2014-1A, Class A
0.66%, 07/17/2017 (E)	149,545	149,517
Series 2014-3A, Class A
0.98%, 04/16/2018 (E)	511,051	510,849
Series 2015-1A, Class A
1.06%, 09/17/2018 (E)	453,162	453,306
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 (E)	4,981	4,983

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Exeter Automobile Receivables Trust (continued)
Series 2013-1A, Class A
1.29%, 10/16/2017 (E)	$ 349,525	$ 350,077
Series 2013-2A, Class A
1.49%, 11/15/2017 (E)	266,822	267,308
Series 2014-1A, Class A
1.29%, 05/15/2018 (E)	291,677	291,944
Series 2014-2A, Class A
1.06%, 08/15/2018 (E)	346,013	345,143
Series 2014-2A, Class C
3.26%, 12/16/2019 (E)	65,000	64,285
Series 2014-3A, Class A
1.32%, 01/15/2019 (E)	799,862	799,388
Fifth Third Auto
Series 2013-1, Class A3
0.88%, 10/16/2017	190,737	191,093
Fifth Third Auto Trust
Series 2014-3, Class A2A
0.57%, 05/15/2017	320,000	319,889
Series 2014-3, Class A3
0.96%, 03/15/2019	155,000	154,996
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 (E)	23,760	23,796
Series 2013-1A, Class A2
0.90%, 10/15/2018 (E)	133,292	133,285
Series 2014-3A, Class A2
1.06%, 11/15/2018 (E)	474,000	473,955
Series 2014-3A, Class A3
1.67%, 11/16/2020 (E)	193,000	193,359
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 (E)	98,605	98,696
Series 2013-2, Class A
1.94%, 01/15/2019 (E)	233,819	234,410
Series 2014-1, Class A
1.21%, 04/15/2019 (E)	297,887	297,352
Series 2014-1, Class B
2.55%, 02/18/2020 (E)	50,000	50,261
Series 2014-2, Class A
1.43%, 12/16/2019 (E)	420,872	420,514
Series 2014-2, Class B
2.84%, 11/16/2020 (E)	134,000	135,021
Series 2014-2, Class C
3.95%, 12/15/2020 (E)	66,000	67,171
Series 2015-1, Class A
1.63%, 06/15/2020 (E)	689,000	689,651
Ford Credit Auto Lease Trust
Series 2013-B, Class A3
0.76%, 09/15/2016	336,000	336,274
Series 2013-B, Class A4
0.96%, 10/15/2016	125,000	125,228
Series 2014-A, Class A2A
0.50%, 10/15/2016	175,947	175,870
Series 2014-B, Class A3
0.89%, 09/15/2017	139,000	139,066
Series 2014-B, Class A4
1.10%, 11/15/2017	88,000	88,070
Ford Credit Auto Owner Trust
Series 2012-B, Class A3
0.72%, 12/15/2016	12,356	12,359
Series 2014-B, Class A3
0.90%, 10/15/2018	237,000	237,224
Series 2014-C, Class A2
0.61%, 08/15/2017	1,000,000	999,925
Series 2014-C, Class A3
1.06%, 05/15/2019	611,000	612,146

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.55%, 01/15/2018 (C)	$ 112,000	$ 112,036
FRT Trust
Series 2013-1A, Class A1N
3.96%, 10/25/2033 (C) (E) (F)	17,406	17,406
Series 2013-1A, Class AR
4.21%, 10/25/2018 (C) (E) (F)	9,699	9,696
GCAT
Series 2014-1, Class A1
3.23%, 07/25/2019 (C) (E)	449,011	451,781
GLC II Trust
Series 2014-A, Class A
4.00%, 12/18/2020 (E)	893,593	895,380
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/2021 (E)	718,439	715,386
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 07/20/2016 (E)	516,469	515,830
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 (C) (E)	252,153	252,158
Series 2014-1A, Class A
3.72%, 02/25/2044 (C) (E)	76,236	76,122
Gold Key Resorts LLC
Series 2014-A, Class A
3.22%, 03/17/2031 (E)	331,978	333,534
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 (E)	850,000	848,810
Series 2013-T7, Class AT7
1.98%, 11/15/2046 (E)	428,000	424,191
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (E)	146,000	145,679
Series 2013-T1, Class A2
1.50%, 01/16/2046 (E)	210,000	208,845
Series 2013-T1, Class B2
1.74%, 01/16/2046 (E)	124,000	124,025
Series 2014-T2, Class AT2
2.22%, 01/15/2047 (E)	277,000	275,061
Honda Auto Receivables Owner Trust
Series 2012-1, Class A3
0.77%, 01/15/2016	3,112	3,112
Series 2012-1, Class A4
0.97%, 04/16/2018	79,000	79,036
Series 2012-2, Class A3
0.70%, 02/16/2016	6,091	6,091
Series 2013-4, Class A3
0.69%, 09/18/2017	382,000	382,158
Series 2013-4, Class A4
1.04%, 02/18/2020	140,000	140,186
Series 2014-1, Class A2
0.41%, 09/21/2016	365,267	365,081
Series 2014-2, Class A3
0.77%, 03/19/2018	186,000	185,912
Series 2015-1, Class A2
0.70%, 06/15/2017	456,000	455,988
Huntington Auto Trust
Series 2012-1, Class A3
0.81%, 09/15/2016	7,860	7,862
Hyundai Auto Receivables Trust
Series 2012-B, Class A3
0.62%, 09/15/2016	3,707	3,707
Series 2013-A, Class A4

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Hyundai Auto Receivables Trust (continued)
0.75%, 09/17/2018	$ 200,000	$ 199,773
Series 2014-B, Class A3
0.90%, 12/17/2018	351,000	351,278
Series 2015-A, Class A2
0.68%, 10/16/2017	750,000	750,069
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	181,969
Series 2014-A, Class A2
0.45%, 09/15/2016	392,402	392,272
KGS Alpha SBA Coof Trust, IO
0.86%, 08/25/2038	2,744,848	100,358
Series 2013-2, Class A
1.54%, 03/25/2039 (C) (E)	1,820,533	101,836
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class M2
2.42%, 03/25/2032 (C)	63,146	63,145
MMCA Auto Owner Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 (E)	110,298	110,696
Nationstar Agency Advance Funding Trust
Series 2013-T2A, Class AT2
1.89%, 02/18/2048 (E)	100,000	98,351
Navitas Equipment Receivables LLC
Series 2013-1, Class A
1.95%, 11/15/2016 (E)	75,658	75,656
Nissan Auto Lease Trust
Series 2013-B, Class A3
0.75%, 06/15/2016	142,459	142,553
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A2
0.42%, 11/15/2016	273,746	273,609
Series 2014-B, Class A3
1.11%, 05/15/2019	240,000	240,869
Normandy Mortgage Loan Co. LLC
Series 2013-NPL3, Class A
4.95%, 09/16/2043 (C) (E)	800,866	799,665
NYMT Residential LLC
Series 2012-RP1A
4.25%, 12/25/2017 (C) (E) (F)	304,153	304,153
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1
3.48%, 04/25/2054 (C) (E)	657,124	658,327
Series 2015-NPL1, Class A1
3.47%, 01/25/2055 (C) (E)	741,000	740,948
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 (E)	491,000	491,804
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 (E)	589,000	589,889
Series 2014-1A, Class B
3.24%, 06/18/2024 (E)	100,000	100,746
Series 2014-2A, Class A
2.47%, 09/18/2024 (E)	918,000	915,641
Series 2014-2A, Class B
3.02%, 09/18/2024 (E)	280,000	277,676
Series 2015-1A, Class A
3.19%, 03/18/2026 (E)	863,000	870,819
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1
1.11%, 10/25/2034 (C)	86,631	86,284
PFS Tax Lien Trust
Series 2014-1
1.44%, 04/15/2016 (E)	110,007	110,254

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 (E)	$ 207,356	$ 207,533
Series 2014-1A, Class A2
0.97%, 03/15/2018 (E)	630,596	631,018
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 (E)	600,000	600,375
Series 2015-1, Class A
3.63%, 02/08/2020 (E)	589,000	589,000
RAMP Trust
Series 2004-RS11, Class M1
1.10%, 11/25/2034 (C)	129,017	127,110
Series 2004-RZ1, Class M1
4.82%, 03/25/2034 (C)	201,356	203,710
Series 2006-RZ1, Class A3
0.47%, 03/25/2036 (C)	176,675	172,273
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 (C) (E) (F)	371,764	372,529
Real Estate Asset Trust
Series 2013-1A, Class A1
3.23%, 05/25/2052 (C) (E) (F)	419,632	417,021
Santander Drive Auto Receivables Trust
Series 2012-5, Class B
1.56%, 08/15/2018	233,307	233,691
Series 2013-3, Class B
1.19%, 05/15/2018	300,000	300,080
Series 2013-A, Class A3
1.02%, 01/16/2018 (E)	284,351	284,578
Selene Non-Performing Loans LLC
Series 2014-1A, Class A
2.98%, 05/25/2054 (C) (E)	754,012	746,504
SNAAC Auto Receivables Trust
Series 2013-1A, Class A
1.14%, 07/16/2018 (E)	1,875	1,876
Series 2014-1A, Class A
1.03%, 09/17/2018 (E)	164,568	164,500
Soundview Home Loan Trust
Series 2003-2, Class M2
2.65%, 11/25/2033 (C)	96,862	92,959
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (E)	1,447,821	1,451,548
Series 2014-AA, Class B
4.61%, 10/25/2027 (E)	300,000	304,988
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 (E)	1,034,123	1,038,721
Series 2014-AA, Class A
2.41%, 12/15/2022 (E)	1,213,000	1,213,497
Series 2014-AA, Class B
3.45%, 12/15/2022 (E)	146,000	146,503
Series 2015-AA, Class A
3.16%, 11/15/2024 (E)	769,000	776,289
Stanwich Mortgage Loan Co. LLC
Series 2013-NPL2, Class A
3.23%, 04/16/2059 (E)	247,854	244,755
Stanwich Mortgage Loan Trust
Series 2013-NPL1, Class A
2.98%, 02/16/2043 (E)	66,639	66,305
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A
3.72%, 11/16/2044 (C) (E)	1,312,829	1,307,145
Tidewater Auto Receivables Trust
Series 2014-AA, Class A3
1.40%, 07/15/2018 (E)	439,000	438,646

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Toyota Auto Receivables Owner Trust
Series 2014-A, Class A2
0.41%, 08/15/2016	$ 369,563	$ 369,509
Series 2014-C, Class A2
0.51%, 02/15/2017	242,000	241,980
Series 2014-C, Class A3
0.93%, 07/16/2018	154,000	154,101
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1
3.23%, 07/25/2053 (C) (E)	516,046	515,415
Series 2014-NPL2, Class A1
3.13%, 06/25/2054 (C) (E)	300,226	299,879
Series 2014-NPL3, Class A1
3.13%, 04/25/2053 (C) (E)	268,673	268,361
US Residential Opportunity Fund II Trust
Series 2015-1II, Class A
3.63%, 02/27/2035 (E)	495,365	494,699
US Residential Opportunity Fund Trust
Series 2015-1III, Class A
3.72%, 01/27/2035 (E)	723,237	725,650
USAA Auto Owner Trust
Series 2014-1, Class A2
0.38%, 10/17/2016	83,521	83,506
Vericrest Opportunity Loan
Series 2015-NPL4, Class A1
3.50%, 02/25/2055 (C) (E)	563,903	563,596
Vericrest Opportunity Loan Transferee LLC
Series 2014-NPL4, Class A1
3.13%, 04/27/2054 (C) (E)	1,096,529	1,092,826
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1
3.38%, 10/25/2058 (C) (E)	908,211	906,485
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	16,555	16,568
VOLT XIX LLC
Series 2014-NP11, Class A1
3.88%, 04/25/2055 (C) (E)	826,961	830,076
VOLT XV LLC
Series 2014-3A, Class A1
3.25%, 05/26/2054 (C) (E)	254,231	253,750
VOLT XVI LLC
Series 2014-NPL5, Class A1
3.23%, 09/25/2058 (C) (E)	547,253	547,475
VOLT XXIV LLC
Series 2015-NPL6, Class A1
3.50%, 02/25/2055 (C) (E) (G)	1,000,000	998,945
VOLT XXVI LLC
Series 2014-NPL6, Class A1
3.13%, 09/25/2043 (C) (E)	538,830	538,100
Series 2014-NPL6, Class A2
4.25%, 09/25/2043 (C) (E)	188,000	184,802
VOLT XXVII LLC
Series 2014-NPL7, Class A1
3.38%, 08/27/2057 (C) (E)	916,995	917,487
VOLT XXX LLC
Series 2015-NPL1, Class A1
3.63%, 10/25/2057 (C) (E)	535,653	536,623
VOLT XXXI LLC
Series 2015-NPL2, Class A1
3.38%, 02/25/2055 (C) (E)	499,193	499,198
VOLT XXXIII LLC
Series 2015-NPL5, Class A1
3.50%, 03/25/2055 (C) (E)	750,000	749,170

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Westgate Resorts LLC
Series 2012-2A, Class A
3.00%, 01/20/2025 (E)	$ 63,063	$ 63,233
Series 2012-3A, Class A
2.50%, 03/20/2025 (E)	83,864	83,923
World Omni Auto Receivables Trust
Series 2012-A, Class A3
0.64%, 02/15/2017	16,772	16,776
Series 2013-B, Class A3
0.83%, 08/15/2018	233,000	233,087
Series 2013-B, Class A4
1.32%, 01/15/2020	127,000	127,384

		64,110,207

Total Asset-Backed Securities (Cost $65,321,871)		65,516,945

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (D)
City of Los Angeles Department of Airports, Revenue Bonds
6.58%, 05/15/2039	25,000	33,477
State of California, General Obligation Unlimited
7.30%, 10/01/2039	80,000	119,243

		152,720

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	210,000	229,667

Ohio - 0.0% (D)
Ohio State University, Revenue Bonds
Series A
4.80%, 06/01/2111	91,000	101,491

Total Municipal Government Obligations (Cost $434,604)		483,878

CORPORATE DEBT SECURITIES - 24.5%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (E)	272,000	278,647
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018 (A)	77,000	78,607
3.25%, 11/21/2021	80,000	83,563
3.85%, 09/30/2023 (A)	350,000	373,915
4.13%, 02/24/2042	70,000	71,566
5.00%, 09/30/2043	250,000	286,301
Commonwealth Bank of Australia
2.25%, 03/16/2017 (E)	250,000	255,858
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (E)	180,000	179,916
2.00%, 08/15/2016 (E)	268,000	271,126
2.60%, 06/24/2019 (E)	87,000	88,232
5.00%, 02/22/2017 (E)	241,000	256,653
Macquarie Group, Ltd.
6.00%, 01/14/2020 (E)	30,000	34,293
6.25%, 01/14/2021 (E)	80,000	92,898
National Australia Bank, Ltd.
2.00%, 06/20/2017 (E)	300,000	305,716
3.00%, 07/27/2016 (E)	200,000	205,802
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20,000	21,095
4.13%, 05/20/2021	80,000	86,179
Westpac Banking Corp.
1.20%, 05/19/2017 (A)	325,000	325,344

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Westpac Banking Corp. (continued)
2.00%, 03/03/2020 (E)	$ 304,000	$ 305,889
2.45%, 11/28/2016 (E)	200,000	205,156

		3,806,756

Bermuda - 0.0% (D)
Weatherford International, Ltd.
6.75%, 09/15/2040	60,000	56,282
9.88%, 03/01/2039	90,000	105,270

		161,552

Brazil - 0.0% (D)
Vale SA
5.63%, 09/11/2042	430,000	372,122

Canada - 1.2%
Agrium, Inc.
3.38%, 03/15/2025	120,000	120,004
4.13%, 03/15/2035	170,000	168,546
5.25%, 01/15/2045	114,000	128,454
Air Canada Pass-Through Trust
3.60%, 09/15/2028 (E)	340,000	340,850
4.13%, 11/15/2026 (E)	59,043	62,143
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	252,010
Bank of Montreal Series MTN
1.40%, 09/11/2017	139,000	139,600
1.45%, 04/09/2018	302,000	301,789
2.38%, 01/25/2019	100,000	102,343
2.55%, 11/06/2022	247,000	245,660
Bank of Nova Scotia
1.25%, 04/11/2017	460,000	461,287
1.45%, 04/25/2018	250,000	249,303
2.55%, 01/12/2017	100,000	102,673
2.80%, 07/21/2021	190,000	194,092
Barrick Gold Corp.
5.25%, 04/01/2042	125,000	120,659
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	211,825
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	45,000	45,085
1.55%, 01/23/2018	98,000	98,406
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	94,000	93,534
6.25%, 03/15/2038	30,000	35,136
6.45%, 06/30/2033	80,000	92,940
7.20%, 01/15/2032	50,000	60,980
Canadian Oil Sands, Ltd.
6.00%, 04/01/2042 (E)	50,000	45,151
Canadian Pacific Railway Co.
2.90%, 02/01/2025 (A)	173,000	172,567
4.50%, 01/15/2022	490,000	543,002
7.13%, 10/15/2031	150,000	207,657
CDP Financial, Inc.
4.40%, 11/25/2019 (E)	250,000	278,232
Cenovus Energy, Inc.
3.00%, 08/15/2022	378,000	358,054
4.45%, 09/15/2042	65,000	59,571
6.75%, 11/15/2039	100,000	119,514
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	222,183
Enbridge, Inc.
4.00%, 10/01/2023 (A)	180,000	183,051

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Encana Corp.
5.15%, 11/15/2041	$ 110,000	$ 112,598
6.50%, 08/15/2034	40,000	46,197
Glencore Finance Canada, Ltd.
4.25%, 10/25/2022 (E)	179,000	184,015
5.55%, 10/25/2042 (E)	80,000	84,214
Hydro-Quebec
8.40%, 01/15/2022	40,000	54,301
9.40%, 02/01/2021	220,000	300,811
Petro-Canada
5.35%, 07/15/2033	50,000	55,863
Placer Dome, Inc.
6.45%, 10/15/2035	180,000	193,233
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	214,000	214,286
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	227,119
5.45%, 10/01/2043	118,000	138,287
Royal Bank of Canada
1.20%, 09/19/2017	246,000	246,124
1.88%, 02/05/2020	600,000	601,121
2.00%, 10/01/2018	318,000	325,321
Series MTN
1.50%, 01/16/2018 (A)	370,000	372,275
2.30%, 07/20/2016	55,000	56,080
Suncor Energy, Inc.
3.60%, 12/01/2024	157,000	160,152
5.95%, 12/01/2034	150,000	179,078
6.10%, 06/01/2018	450,000	506,914
Talisman Energy, Inc.
5.50%, 05/15/2042	50,000	49,522
5.85%, 02/01/2037	155,000	159,272
6.25%, 02/01/2038	60,000	64,875
7.75%, 06/01/2019	40,000	46,158
Teck Resources, Ltd.
3.75%, 02/01/2023 (A)	197,000	184,502
4.50%, 01/15/2021	100,000	101,921
4.75%, 01/15/2022	319,000	321,198
Thomson Reuters Corp.
3.95%, 09/30/2021	346,000	369,323
Toronto-Dominion Bank
1.50%, 03/13/2017 (E)	230,000	232,445
2.20%, 07/29/2015 (E)	100,000	100,564
Series MTN
1.40%, 04/30/2018	295,000	295,098
1.63%, 03/13/2018	915,000	921,985
2.25%, 11/05/2019	16,000	16,257
2.50%, 07/14/2016	57,000	58,301
Total Capital Canada, Ltd.
0.63%, 01/15/2016 (C)	60,000	60,154
2.75%, 07/15/2023	70,000	69,745
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	36,000	36,341
2.50%, 08/01/2022	30,000	29,292
3.75%, 10/16/2023	270,000	283,151
5.00%, 10/16/2043	160,000	179,593
7.25%, 08/15/2038	100,000	138,796

		13,592,783

Cayman Islands - 0.1%
HPHT Finance 15, Ltd.
2.25%, 03/17/2018 (E)	265,000	265,916
2.88%, 03/17/2020 (E)	285,000	287,909
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (E)	200,000	202,233

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Noble Holding International, Ltd.
4.00%, 03/16/2018	$ 30,000	$ 30,166
4.63%, 03/01/2021	7,000	6,618
5.25%, 03/15/2042	105,000	80,601
6.05%, 03/01/2041 (A)	80,000	68,283
Transocean, Inc.
3.80%, 10/15/2022 (A)	33,000	24,080
6.38%, 12/15/2021 (A)	147,000	123,664
6.50%, 11/15/2020 (A)	45,000	37,744
7.35%, 12/15/2041	10,000	7,637
7.50%, 04/15/2031	25,000	18,750
XLIT, Ltd.
6.38%, 11/15/2024	100,000	123,198

		1,276,799

China - 0.0% (D)
Industrial & Commercial Bank of China, Ltd. Series MTN
2.35%, 11/13/2017	250,000	251,720

Colombia - 0.0% (D)
Ecopetrol SA
4.13%, 01/16/2025	107,000	102,440

Curaçao - 0.0% (D)
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	54,000	53,891
3.65%, 11/10/2021	37,000	38,968

		92,859

France - 0.3%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (E)	500,000	503,575
2.75%, 01/22/2019 (E)	290,000	298,960
BPCE SA
4.00%, 04/15/2024	250,000	267,018
Series MTN
0.87%, 06/23/2017 (C)	265,000	265,382
1.63%, 01/26/2018	250,000	249,659
2.25%, 01/27/2020 (A)	250,000	251,267
Credit Agricole SA
8.13%, 09/19/2033 (C) (E)	200,000	227,250
Electricite de France SA
2.15%, 01/22/2019 (E)	140,000	141,830
4.88%, 01/22/2044 (A) (E)	125,000	141,660
6.00%, 01/22/2114 (E)	350,000	424,606
Orange SA
2.75%, 09/14/2016	17,000	17,383
5.50%, 02/06/2044	40,000	47,490
9.00%, 03/01/2031	60,000	92,621
Total Capital International SA
0.75%, 01/25/2016	18,000	18,046
1.55%, 06/28/2017	38,000	38,426
2.70%, 01/25/2023	472,000	470,368
2.75%, 06/19/2021	300,000	306,875

		3,762,416

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	751,000	752,058
2.50%, 02/13/2019	200,000	203,013
3.70%, 05/30/2024	133,000	136,330
6.00%, 09/01/2017	80,000	88,165

		1,179,566

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.0% (D)
Perrigo Finance PLC
3.50%, 12/15/2021	$ 200,000	$ 206,959
3.90%, 12/15/2024	200,000	207,209

		414,168

Italy - 0.1%
Enel SpA
8.75%, 09/24/2073 (C) (E)	200,000	240,695
Intesa Sanpaolo SpA
3.88%, 01/15/2019	230,000	242,578
5.25%, 01/12/2024	400,000	450,206

		933,479

Japan - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.70%, 03/05/2018 (E)	365,000	365,424
2.35%, 02/23/2017 (E)	200,000	203,662
4.10%, 09/09/2023 (E)	200,000	216,961
Mizuho Bank, Ltd.
1.30%, 04/16/2017 (E)	200,000	199,198
1.80%, 03/26/2018 (E)	272,000	272,598
2.40%, 03/26/2020 (E)	330,000	331,823
2.45%, 04/16/2019 (E)	200,000	202,606
3.60%, 09/25/2024 (E)	230,000	239,965
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47,000	47,170

		2,079,407

Jersey, Channel Islands - 0.0% (D)
Swiss Re Capital I, LP
6.85%, 05/25/2016 (C) (E) (H)	100,000	105,000

Korea, Republic of - 0.0% (D)
Korea National Oil Corp.
3.13%, 04/03/2017 (E)	200,000	205,840

Luxembourg - 0.2%
Actavis Funding SCS
2.35%, 03/12/2018	415,000	420,612
3.00%, 03/12/2020	267,000	273,164
3.45%, 03/15/2022	409,000	418,929
3.80%, 03/15/2025	255,000	263,168
3.85%, 06/15/2024	90,000	92,964
4.55%, 03/15/2035	220,000	229,310
4.75%, 03/15/2045	130,000	138,171
4.85%, 06/15/2044	140,000	148,702
ArcelorMittal
5.25%, 02/25/2017	185,000	192,400
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	60,000	60,600
Schlumberger Investment SA
3.30%, 09/14/2021 (E)	23,000	24,129
3.65%, 12/01/2023	82,000	87,326
Tyco International Finance SA
8.50%, 01/15/2019	100,000	121,592

		2,471,067

Mexico - 0.2%
America Movil SAB de CV
1.27%, 09/12/2016 (C)	280,000	281,094
3.13%, 07/16/2022	400,000	406,840
5.00%, 03/30/2020	150,000	169,983
Petroleos Mexicanos
4.25%, 01/15/2025 (E)	52,000	52,705
4.50%, 01/23/2026 (E)	222,000	226,218
4.88%, 01/18/2024	65,000	68,802

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Petroleos Mexicanos (continued)
5.63%, 01/23/2046 (E)	$ 140,000	$ 142,100
6.38%, 01/23/2045	186,000	207,948

		1,555,690

Netherlands - 0.5%
ABN AMRO Bank NV
2.50%, 10/30/2018 (E)	440,000	449,366
Airbus Group Finance BV
2.70%, 04/17/2023 (E)	64,000	64,279
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017	195,000	203,229
3.88%, 02/08/2022	79,000	85,019
3.95%, 11/09/2022	250,000	258,800
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (E)	150,000	152,605
3.13%, 04/11/2016 (E)	300,000	306,483
8.75%, 06/15/2030	30,000	45,859
EDP Finance BV
4.13%, 01/15/2020 (E)	255,000	263,925
Heineken NV
1.40%, 10/01/2017 (E)	60,000	60,296
3.40%, 04/01/2022 (E)	150,000	156,069
ING Bank NV
3.75%, 03/07/2017 (E)	200,000	209,106
Koninklijke Philips NV
3.75%, 03/15/2022	245,000	256,290
LYB International Finance BV
4.88%, 03/15/2044	300,000	322,246
LyondellBasell Industries NV
5.00%, 04/15/2019	200,000	220,553
Petrobras Global Finance BV
3.25%, 03/17/2017	200,000	184,500
4.38%, 05/20/2023 (A)	84,000	71,828
5.38%, 01/27/2021	36,000	32,657
6.25%, 03/17/2024 (A)	271,000	255,499
6.75%, 01/27/2041	100,000	88,536
7.88%, 03/15/2019 (A)	160,000	162,874
Shell International Finance BV
1.13%, 08/21/2017	42,000	42,124
3.40%, 08/12/2023	210,000	222,140
4.30%, 09/22/2019	50,000	55,461
4.55%, 08/12/2043	430,000	487,411
6.38%, 12/15/2038	130,000	179,993
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (E)	125,000	134,415
6.13%, 08/17/2026 (E)	120,000	152,961

		5,124,524

New Zealand - 0.1% (E)
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019	200,000	204,233
BNZ International Funding, Ltd.
2.35%, 03/04/2019	250,000	252,664

		456,897

Norway - 0.1%
Statoil ASA
1.15%, 05/15/2018	134,000	133,293
1.20%, 01/17/2018	44,000	43,875
2.45%, 01/17/2023	58,000	57,071
2.65%, 01/15/2024	143,000	140,460
2.90%, 11/08/2020	31,000	32,475

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Norway (continued)
Statoil ASA (continued)
3.15%, 01/23/2022	$ 20,000	$ 20,866
3.25%, 11/10/2024	61,000	62,832
4.25%, 11/23/2041	16,000	17,148
5.25%, 04/15/2019	100,000	113,696

		621,716

Spain - 0.0% (D)
Telefonica Emisiones SAU
4.57%, 04/27/2023	180,000	198,073
5.13%, 04/27/2020	102,000	115,132
6.42%, 06/20/2016	100,000	106,254

		419,459

Sweden - 0.2% (E)
Nordea Bank AB
3.13%, 03/20/2017	250,000	259,232
4.88%, 05/13/2021	200,000	219,300
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018	615,000	617,129
2.38%, 11/20/2018	200,000	203,816
Stadshypotek AB
1.88%, 10/02/2019 (A)	250,000	251,703
Swedbank AB
1.75%, 03/12/2018	675,000	677,217
2.20%, 03/04/2020	200,000	200,911

		2,429,308

Switzerland - 0.3%
Credit Suisse
1.75%, 01/29/2018	250,000	250,760
3.00%, 10/29/2021	595,000	606,454
Series MTN
2.30%, 05/28/2019	250,000	252,550
5.30%, 08/13/2019	100,000	112,967
Credit Suisse AG
6.50%, 08/08/2023 (E)	200,000	228,358
Credit Suisse Group AG
7.50%, 12/11/2023 (C) (E) (H)	200,000	214,750
UBS AG Series MTN
1.80%, 03/26/2018	550,000	551,526
2.35%, 03/26/2020	500,000	500,892
2.38%, 08/14/2019	475,000	478,788
5.75%, 04/25/2018	220,000	246,089

		3,443,134

United Kingdom - 1.1%
Abbey National Treasury Services PLC
2.35%, 09/10/2019	450,000	457,103
2.38%, 03/16/2020	600,000	604,279
Aon PLC
3.50%, 06/14/2024	200,000	205,742
BAE Systems PLC
5.80%, 10/11/2041 (E)	25,000	31,414
Barclays Bank PLC
2.25%, 05/10/2017 (A) (E)	200,000	204,831
5.13%, 01/08/2020	100,000	113,659
6.05%, 12/04/2017 (E)	295,000	324,715
Barclays PLC
2.00%, 03/16/2018	755,000	759,088
2.75%, 11/08/2019	220,000	222,168
3.65%, 03/16/2025	200,000	200,610
BAT International Finance PLC
3.25%, 06/07/2022 (A) (E)	126,000	129,297

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	$ 174,000	$ 173,433
1.85%, 05/05/2017	71,000	71,855
2.75%, 05/10/2023	150,000	146,326
3.06%, 03/17/2022	515,000	523,925
3.25%, 05/06/2022 (A)	497,000	511,784
3.54%, 11/04/2024	230,000	234,229
3.81%, 02/10/2024	92,000	95,497
4.50%, 10/01/2020	50,000	55,462
British Telecommunications PLC
2.00%, 06/22/2015	300,000	300,947
Diageo Capital PLC
1.50%, 05/11/2017	76,000	76,711
2.63%, 04/29/2023	55,000	54,705
Ensco PLC
4.70%, 03/15/2021	265,000	267,843
5.20%, 03/15/2025	68,000	68,106
5.75%, 10/01/2044	48,000	46,489
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	645,000	654,983
HSBC Bank PLC
1.50%, 05/15/2018 (E)	410,000	409,827
3.50%, 06/28/2015 (E)	400,000	402,904
4.75%, 01/19/2021 (E)	240,000	269,578
HSBC Holdings PLC
4.00%, 03/30/2022	163,000	175,337
4.88%, 01/14/2022	100,000	112,818
5.10%, 04/05/2021	70,000	79,945
6.38%, 03/30/2025 (C) (H)	440,000	449,900
Invesco Finance PLC
4.00%, 01/30/2024	74,000	78,929
Lloyds Bank PLC
1.75%, 03/16/2018	1,025,000	1,030,469
Lloyds Banking Group PLC
4.50%, 11/04/2024	200,000	207,737
7.50%, 06/27/2024 (C) (H)	200,000	212,500
Nationwide Building Society
2.35%, 01/21/2020 (E)	660,000	664,216
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	58,000	58,320
2.88%, 08/21/2022 (A)	275,000	273,109
Royal Bank of Scotland PLC
6.13%, 01/11/2021	40,000	47,733
Schlumberger Oilfield UK PLC
4.20%, 01/15/2021 (A) (E)	70,000	76,972
Sky PLC
3.75%, 09/16/2024 (E)	230,000	237,784
Standard Chartered Bank
6.40%, 09/26/2017 (E)	100,000	110,153
Standard Chartered PLC
5.20%, 01/26/2024 (E)	210,000	227,807
Vodafone Group PLC
1.50%, 02/19/2018	80,000	79,946
1.63%, 03/20/2017	100,000	100,608
4.38%, 02/19/2043	235,000	231,145
6.25%, 11/30/2032	180,000	220,104

		12,293,042

United States - 19.3%
21st Century Fox America, Inc.
3.00%, 09/15/2022	500,000	506,024
5.40%, 10/01/2043	60,000	73,056
6.15%, 02/15/2041	100,000	129,287
6.55%, 03/15/2033	50,000	66,301
6.65%, 11/15/2037	100,000	134,850
9.50%, 07/15/2024	80,000	112,794
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,167
2.88%, 05/08/2022	23,000	23,468
4.38%, 05/08/2042	12,000	13,470

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AbbVie, Inc.
1.20%, 11/06/2015	$ 100,000	$ 100,146
1.75%, 11/06/2017	266,000	266,943
2.90%, 11/06/2022	205,000	203,351
Access Midstream Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023	160,000	161,200
ACE INA Holdings, Inc.
3.15%, 03/15/2025	131,000	133,932
Actavis, Inc.
1.88%, 10/01/2017	260,000	260,603
3.25%, 10/01/2022	129,000	128,879
ADT Corp.
3.50%, 07/15/2022 (A)	25,000	22,750
4.13%, 06/15/2023 (A)	192,000	179,520
4.88%, 07/15/2042	20,000	16,000
Advance Auto Parts, Inc.
4.50%, 01/15/2022 - 12/01/2023	320,000	343,460
Aetna, Inc.
3.50%, 11/15/2024	575,000	599,778
4.50%, 05/15/2042	10,000	11,097
6.75%, 12/15/2037	70,000	97,765
AGL Capital Corp.
3.50%, 09/15/2021	182,000	192,924
4.40%, 06/01/2043	79,000	85,667
5.25%, 08/15/2019	130,000	146,274
6.38%, 07/15/2016	50,000	53,310
AIG Global Funding
1.65%, 12/15/2017 (E)	284,000	285,586
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (E)	150,000	211,464
Air Lease Corp.
3.38%, 01/15/2019 (A)	265,000	270,300
Alabama Power Co.
3.55%, 12/01/2023	76,000	81,322
3.75%, 03/01/2045	181,000	184,331
4.15%, 08/15/2044	64,000	69,269
6.00%, 03/01/2039	38,000	50,919
Allegheny Technologies, Inc.
6.38%, 08/15/2023	168,000	179,970
Allstate Corp.
3.15%, 06/15/2023	110,000	113,620
Altria Group, Inc.
2.63%, 01/14/2020	155,000	157,486
2.85%, 08/09/2022	150,000	149,119
4.25%, 08/09/2042	265,000	267,633
4.50%, 05/02/2043	200,000	206,866
Amazon.com, Inc.
2.50%, 11/29/2022	185,000	181,836
3.30%, 12/05/2021	151,000	157,045
4.80%, 12/05/2034	117,000	128,311
4.95%, 12/05/2044	70,000	76,368
American Airlines Pass-Through Trust
4.95%, 07/15/2024	366,335	401,136
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	26,151
American Express Co.
1.55%, 05/22/2018	385,000	384,953
2.65%, 12/02/2022	103,000	102,473
3.63%, 12/05/2024	131,000	134,532
7.00%, 03/19/2018	120,000	138,638
American Express Credit Corp.
1.30%, 07/29/2016	255,000	256,465
2.13%, 03/18/2019	150,000	151,932
Series MTN
2.25%, 08/15/2019	200,000	202,898
2.80%, 09/19/2016	39,000	40,096

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Honda Finance Corp.
1.60%, 02/16/2018 (E)	$ 200,000	$ 201,629
Series MTN
1.55%, 12/11/2017	110,000	110,953
2.25%, 08/15/2019	525,000	533,931
American International Group, Inc.
3.38%, 08/15/2020	415,000	437,888
3.88%, 01/15/2035	99,000	99,495
4.13%, 02/15/2024	106,000	114,748
4.50%, 07/16/2044	465,000	499,139
4.88%, 06/01/2022	39,000	44,322
6.40%, 12/15/2020	260,000	314,942
American Tower Corp.
3.40%, 02/15/2019	150,000	154,903
3.45%, 09/15/2021	240,000	244,984
3.50%, 01/31/2023	130,000	128,861
4.50%, 01/15/2018	160,000	171,757
American Water Capital Corp.
3.40%, 03/01/2025	59,000	61,070
3.85%, 03/01/2024	200,000	215,573
Ameriprise Financial, Inc.
4.00%, 10/15/2023	180,000	194,658
AmerisourceBergen Corp.
3.25%, 03/01/2025	400,000	405,329
Amgen, Inc.
3.63%, 05/22/2024	922,000	969,619
3.88%, 11/15/2021	30,000	32,280
5.15%, 11/15/2041	80,000	92,141
5.65%, 06/15/2042	171,000	209,553
5.70%, 02/01/2019	50,000	57,178
6.38%, 06/01/2037	100,000	129,304
6.40%, 02/01/2039	38,000	49,289
Anadarko Petroleum Corp.
3.45%, 07/15/2024 (A)	320,000	320,509
6.38%, 09/15/2017	330,000	367,168
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/2023	385,000	379,535
3.70%, 02/01/2024 (A)	600,000	635,218
4.63%, 02/01/2044	75,000	83,132
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	130,000	128,255
5.38%, 01/15/2020	455,000	524,100
8.20%, 01/15/2039	20,000	31,261
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	94,712
Anthem, Inc.
2.30%, 07/15/2018	85,000	86,239
3.13%, 05/15/2022	62,000	62,852
3.30%, 01/15/2023	21,000	21,332
3.50%, 08/15/2024	708,000	725,837
4.63%, 05/15/2042	50,000	54,198
4.65%, 08/15/2044	97,000	106,790
5.10%, 01/15/2044	225,000	258,070
Aon Corp.
3.13%, 05/27/2016	29,000	29,740
Apache Corp.
3.25%, 04/15/2022	14,000	14,227
4.75%, 04/15/2043	98,000	102,425
5.10%, 09/01/2040	90,000	96,369
6.00%, 01/15/2037	160,000	191,005
6.90%, 09/15/2018	50,000	57,848
Appalachian Power Co.
5.80%, 10/01/2035	25,000	31,401
6.70%, 08/15/2037	55,000	75,370
Apple, Inc.
0.50%, 05/03/2018 (C)	172,000	172,472
2.15%, 02/09/2022	717,000	707,719

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Apple, Inc. (continued)
2.40%, 05/03/2023	$ 284,000	$ 280,513
2.85%, 05/06/2021	264,000	275,069
3.45%, 02/09/2045	416,000	394,883
3.85%, 05/04/2043	305,000	309,817
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	83,559
3.35%, 06/15/2024 (A)	169,000	177,924
4.50%, 04/01/2042	8,000	9,030
5.05%, 09/01/2041	23,000	28,013
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,545
6.88%, 06/01/2018	50,000	56,309
7.50%, 01/15/2027	380,000	467,402
Associates Corp. of North America
6.95%, 11/01/2018	225,000	262,036
AT&T, Inc.
2.38%, 11/27/2018	245,000	248,154
3.00%, 02/15/2022	630,000	632,154
3.88%, 08/15/2021	80,000	84,751
3.90%, 03/11/2024 (A)	890,000	931,403
4.30%, 12/15/2042	781,000	747,030
4.35%, 06/15/2045	110,000	105,213
4.45%, 05/15/2021	150,000	164,317
4.80%, 06/15/2044	475,000	486,415
5.50%, 02/01/2018	50,000	55,042
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	80,158
6.35%, 06/15/2017	100,000	110,957
8.50%, 03/15/2019	126,000	156,514
AvalonBay Communities, Inc.
3.63%, 10/01/2020	155,000	164,163
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (E)	45,000	47,238
4.75%, 10/07/2044 (E)	48,000	52,628
6.38%, 06/01/2019 (E)	80,000	92,826
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	183,251
3.35%, 07/01/2023	260,000	273,297
5.20%, 06/15/2033	200,000	243,808
Bank of America Corp.
2.00%, 01/11/2018	1,125,000	1,133,493
2.60%, 01/15/2019	1,980,000	2,015,228
2.65%, 04/01/2019	400,000	407,574
5.63%, 10/14/2016	350,000	372,637
5.70%, 01/24/2022	450,000	526,158
6.10%, 03/17/2025 (C) (H)	510,000	517,331
6.50%, 08/01/2016	213,000	227,324
8.00%, 01/30/2018 (C) (H)	500,000	534,375
Series MTN
3.30%, 01/11/2023	889,000	900,592
4.00%, 04/01/2024 - 01/22/2025	266,000	273,548
4.25%, 10/22/2026	302,000	311,767
5.00%, 05/13/2021 - 01/21/2044	375,000	424,149
5.63%, 07/01/2020	460,000	530,322
5.65%, 05/01/2018	105,000	116,473
5.88%, 02/07/2042	20,000	25,443
6.40%, 08/28/2017	100,000	110,833
6.88%, 04/25/2018	50,000	57,193
7.63%, 06/01/2019	200,000	241,397
Bank of America NA
1.65%, 03/26/2018	590,000	591,471
Bank of New York Mellon Corp.
3.55%, 09/23/2021	19,000	20,279
4.50%, 06/20/2023 (C) (H)	122,000	115,595
Series MTN
2.10%, 01/15/2019	123,000	124,506
2.15%, 02/24/2020	850,000	856,938

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of New York Mellon Corp. (continued)
2.40%, 01/17/2017 (A)	$ 119,000	$ 122,074
3.25%, 09/11/2024	190,000	196,368
4.15%, 02/01/2021	55,000	60,731
4.60%, 01/15/2020	100,000	111,759
Barrick North America Finance LLC
4.40%, 05/30/2021	100,000	102,697
Bayer US Finance LLC
2.38%, 10/08/2019 (E)	295,000	300,040
3.38%, 10/08/2024 (E)	200,000	208,194
BB&T Corp.
5.20%, 12/23/2015	100,000	103,157
Series MTN
1.60%, 08/15/2017	31,000	31,198
2.05%, 06/19/2018	56,000	56,772
2.45%, 01/15/2020	270,000	274,659
6.85%, 04/30/2019	60,000	71,290
Becton Dickinson and Co.
1.80%, 12/15/2017	140,000	141,073
2.68%, 12/15/2019	28,000	28,600
3.73%, 12/15/2024	182,000	190,481
4.69%, 12/15/2044	215,000	233,645
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	344,000	368,857
BellSouth Corp.
6.55%, 06/15/2034	123,000	145,102
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	45,652
3.50%, 02/01/2025 (A)	211,000	219,730
3.75%, 11/15/2023	293,000	312,324
4.50%, 02/01/2045	430,000	468,113
5.15%, 11/15/2043	40,000	47,654
6.13%, 04/01/2036	75,000	97,764
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	110,000	120,082
4.40%, 05/15/2042	62,000	68,277
5.40%, 05/15/2018	200,000	225,200
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	106,000	113,487
3.75%, 08/15/2021 (A)	122,000	133,521
4.50%, 02/11/2043	130,000	146,674
BlackRock, Inc.
3.38%, 06/01/2022	50,000	52,616
3.50%, 03/18/2024	40,000	42,352
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (E)	120,000	140,534
Boardwalk Pipelines, LP
4.95%, 12/15/2024	58,000	58,458
Boston Gas Co.
4.49%, 02/15/2042 (E)	24,000	27,116
Boston Properties, LP
3.85%, 02/01/2023	160,000	169,045
5.88%, 10/15/2019	175,000	203,113
Branch Banking & Trust Co.
2.85%, 04/01/2021	520,000	537,708
Buckeye Partners, LP
4.88%, 02/01/2021	120,000	127,216
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	130,000	160,192
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	201,975
3.05%, 03/15/2022 - 09/01/2022	216,000	222,525
3.45%, 09/15/2021	40,000	42,471
4.10%, 06/01/2021	140,000	153,827
4.15%, 04/01/2045	45,000	46,811
4.40%, 03/15/2042	50,000	53,174
4.45%, 03/15/2043	50,000	53,567
4.90%, 04/01/2044	320,000	365,308

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Burlington Northern Santa Fe LLC (continued)
5.15%, 09/01/2043	$ 231,000	$ 269,454
5.40%, 06/01/2041	60,000	72,131
5.75%, 05/01/2040	150,000	187,491
7.95%, 08/15/2030	200,000	295,311
Camden Property Trust
5.70%, 05/15/2017	200,000	217,482
Cameron International Corp.
4.00%, 12/15/2023	28,000	28,872
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	251,323
3.38%, 02/15/2023	1,145,000	1,159,653
Capital One Financial Corp.
1.00%, 11/06/2015	91,000	91,110
3.20%, 02/05/2025	175,000	173,547
Capital One NA
2.40%, 09/05/2019	300,000	301,085
Cargill, Inc.
3.30%, 03/01/2022 (E)	110,000	114,614
Caterpillar Financial Services Corp. Series MTN
1.25%, 11/06/2017	43,000	43,100
2.75%, 08/20/2021	60,000	61,676
2.85%, 06/01/2022	77,000	78,504
3.25%, 12/01/2024 (A)	320,000	331,297
3.75%, 11/24/2023	121,000	130,537
7.15%, 02/15/2019	100,000	119,966
Caterpillar, Inc.
1.50%, 06/26/2017	35,000	35,384
2.60%, 06/26/2022	31,000	31,041
3.80%, 08/15/2042	255,000	258,678
CBS Corp.
3.50%, 01/15/2025 (A)	48,000	48,468
3.70%, 08/15/2024	125,000	128,715
4.85%, 07/01/2042	100,000	105,431
4.90%, 08/15/2044	68,000	72,044
Celgene Corp.
1.90%, 08/15/2017	74,000	74,943
3.25%, 08/15/2022	20,000	20,448
3.63%, 05/15/2024	88,000	91,457
Centel Capital Corp.
9.00%, 10/15/2019	25,000	30,284
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100,000	111,629
6.13%, 11/01/2017	30,000	33,431
CF Industries, Inc.
4.95%, 06/01/2043	50,000	52,839
5.38%, 03/15/2044	70,000	78,649
7.13%, 05/01/2020	200,000	240,988
Chevron Corp.
2.36%, 12/05/2022	50,000	49,396
3.19%, 06/24/2023	74,000	77,078
Cigna Corp.
4.00%, 02/15/2022	480,000	523,276
Cisco Systems, Inc.
2.13%, 03/01/2019	235,000	239,812
3.63%, 03/04/2024 (A)	215,000	232,261
5.50%, 01/15/2040	250,000	309,118
Citigroup, Inc.
1.55%, 08/14/2017	220,000	220,206
1.80%, 02/05/2018	1,169,000	1,171,441
1.85%, 11/24/2017	362,000	364,544
2.50%, 09/26/2018 - 07/29/2019	545,000	554,026
2.55%, 04/08/2019	100,000	101,945
3.38%, 03/01/2023	77,000	78,912
3.50%, 05/15/2023	100,000	99,723
3.75%, 06/16/2024 (A)	227,000	237,252
3.88%, 10/25/2023	575,000	606,953

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
4.30%, 11/20/2026	$ 505,000	$ 522,317
4.45%, 01/10/2017	380,000	400,501
4.75%, 05/19/2015	62,000	62,335
4.95%, 11/07/2043	115,000	132,893
5.38%, 08/09/2020	13,000	14,874
5.50%, 09/13/2025	115,000	130,340
5.88%, 03/27/2020 (A) (C) (H)	695,000	701,950
8.50%, 05/22/2019	250,000	311,345
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	58,173
8.88%, 11/15/2018	70,000	86,254
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	226,000	230,935
CMS Energy Corp.
8.75%, 06/15/2019	400,000	505,766
CNA Financial Corp.
7.35%, 11/15/2019	200,000	240,579
Comcast Cable Communications LLC
8.88%, 05/01/2017	100,000	115,798
Comcast Corp.
4.20%, 08/15/2034	278,000	301,167
4.25%, 01/15/2033	139,000	149,106
4.50%, 01/15/2043	215,000	236,042
4.75%, 03/01/2044	635,000	730,672
6.45%, 03/15/2037	60,000	81,247
6.50%, 11/15/2035	210,000	285,436
7.05%, 03/15/2033	90,000	127,672
Comerica, Inc.
3.80%, 07/22/2026	180,000	183,155
Commonwealth Edison Co.
3.70%, 03/01/2045	210,000	213,113
ConAgra Foods, Inc.
1.30%, 01/25/2016	24,000	24,063
2.10%, 03/15/2018	21,000	21,087
4.65%, 01/25/2043	78,000	78,256
ConocoPhillips Co.
1.05%, 12/15/2017	70,000	69,743
4.30%, 11/15/2044	250,000	265,347
5.75%, 02/01/2019	90,000	103,362
Consolidated Edison Co. of New York, Inc.
3.30%, 12/01/2024	175,000	183,877
4.20%, 03/15/2042	25,000	26,772
4.63%, 12/01/2054	325,000	364,969
5.85%, 04/01/2018	100,000	113,088
Consumers Energy Co.
2.85%, 05/15/2022	8,000	8,182
4.35%, 08/31/2064	32,000	34,857
5.65%, 04/15/2020	110,000	128,220
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	39,763	41,652
Costco Wholesale Corp.
2.25%, 02/15/2022	142,000	141,678
Cox Communications, Inc.
3.25%, 12/15/2022 (E)	140,000	142,006
4.80%, 02/01/2035 (E)	250,000	262,940
Credit Suisse USA, Inc.
5.13%, 08/15/2015	50,000	50,838
CRH America, Inc.
6.00%, 09/30/2016	22,000	23,463
Crown Castle Towers LLC
3.21%, 08/15/2035 (E)	60,000	60,432
CSX Corp.
3.40%, 08/01/2024	200,000	208,667
4.10%, 03/15/2044	27,000	28,120
4.25%, 06/01/2021	23,000	25,399
7.90%, 05/01/2017	95,000	107,720

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CVS Health Corp.
2.75%, 12/01/2022	$ 705,000	$ 708,330
4.00%, 12/05/2023	201,000	217,883
5.30%, 12/05/2043	47,000	57,417
CVS Pass-Through Trust
4.70%, 01/10/2036 (E)	67,822	74,456
5.93%, 01/10/2034 (E)	51,680	61,134
6.20%, 10/10/2025 (E)	125,923	143,635
Daimler Finance North America LLC
1.30%, 07/31/2015 (E)	150,000	150,399
1.65%, 03/02/2018 (E)	715,000	718,974
1.88%, 01/11/2018 (E)	250,000	252,874
2.25%, 09/03/2019 (E)	150,000	151,537
2.38%, 08/01/2018 (E)	151,000	154,847
2.63%, 09/15/2016 (E)	150,000	153,297
2.88%, 03/10/2021 (E)	250,000	258,121
Danaher Corp.
3.90%, 06/23/2021	33,000	36,225
DCP Midstream Operating, LP
2.70%, 04/01/2019	205,000	186,693
3.88%, 03/15/2023	137,000	123,325
DDR Corp.
3.50%, 01/15/2021	475,000	491,919
Deere & Co.
2.60%, 06/08/2022	15,000	15,058
3.90%, 06/09/2042	13,000	13,532
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	49,497
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	31,134	33,586
Devon Energy Corp.
3.25%, 05/15/2022 (A)	194,000	195,975
4.75%, 05/15/2042	192,000	205,343
6.30%, 01/15/2019	40,000	45,840
Devon Financing Corp. LLC
7.88%, 09/30/2031	180,000	245,348
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	53,157
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043 (A)	113,000	94,534
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	460,000	476,784
3.95%, 01/15/2025	43,000	44,302
5.15%, 03/15/2042	260,000	271,719
6.38%, 03/01/2041	205,000	241,397
Discover Bank
2.00%, 02/21/2018	500,000	500,569
3.20%, 08/09/2021	850,000	858,677
4.20%, 08/08/2023	350,000	370,190
Discovery Communications LLC
3.30%, 05/15/2022	190,000	191,084
4.38%, 06/15/2021	137,000	147,764
4.88%, 04/01/2043	35,000	36,572
4.95%, 05/15/2042	50,000	52,787
Dominion Gas Holdings LLC
2.50%, 12/15/2019	100,000	101,931
3.60%, 12/15/2024	140,000	146,903
4.60%, 12/15/2044	150,000	161,900
Dominion Resources, Inc.
4.70%, 12/01/2044	390,000	434,352
4.90%, 08/01/2041	11,000	12,364
5.25%, 08/01/2033	90,000	103,763
5.75%, 10/01/2054 (C)	240,000	256,392
6.30%, 03/15/2033	50,000	63,224
Dow Chemical Co.
4.13%, 11/15/2021	76,000	82,588
4.63%, 10/01/2044	270,000	282,240

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Dow Chemical Co. (continued)
5.25%, 11/15/2041	$ 17,000	$ 19,120
8.55%, 05/15/2019	40,000	50,081
8.85%, 09/15/2021	190,000	256,179
DTE Electric Co.
2.65%, 06/15/2022	13,000	13,154
3.70%, 03/15/2045	398,000	406,106
3.95%, 06/15/2042	20,000	21,105
DTE Energy Co.
2.40%, 12/01/2019	31,000	31,504
3.50%, 06/01/2024	111,000	115,327
3.85%, 12/01/2023	64,000	68,300
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	110,304
4.25%, 12/15/2041	17,000	18,704
Duke Energy Corp.
3.05%, 08/15/2022	510,000	525,470
3.75%, 04/15/2024	320,000	342,532
3.95%, 10/15/2023	300,000	327,448
Duke Energy Florida, Inc.
5.90%, 03/01/2033	60,000	77,231
Duke Energy Ohio, Inc.
3.80%, 09/01/2023	136,000	147,558
Duke Energy Progress, Inc.
2.80%, 05/15/2022	32,000	32,665
3.00%, 09/15/2021	67,000	70,010
4.15%, 12/01/2044 (A)	450,000	491,538
4.38%, 03/30/2044	44,000	49,947
5.70%, 04/01/2035	100,000	126,626
Duke Realty, LP
3.88%, 02/15/2021	646,000	681,770
6.75%, 03/15/2020	319,000	379,134
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	30,000	29,959
4.15%, 02/15/2043	44,000	45,188
5.60%, 12/15/2036	40,000	48,770
6.00%, 07/15/2018	30,000	34,191
Eaton Corp.
1.50%, 11/02/2017	27,000	27,103
4.00%, 11/02/2032	21,000	22,077
5.80%, 03/15/2037	130,000	160,946
6.95%, 03/20/2019	60,000	71,208
eBay, Inc.
2.60%, 07/15/2022	350,000	334,496
2.88%, 08/01/2021 (A)	100,000	100,331
3.45%, 08/01/2024 (A)	200,000	198,039
Ecolab, Inc.
1.45%, 12/08/2017	103,000	102,975
2.25%, 01/12/2020	80,000	80,500
5.50%, 12/08/2041	110,000	134,049
Embarq Corp.
7.08%, 06/01/2016	100,000	106,075
EMC Corp.
3.38%, 06/01/2023	462,000	480,243
Enbridge Energy Partners, LP
5.20%, 03/15/2020	280,000	308,566
Energy Transfer Partners, LP
3.60%, 02/01/2023	166,000	164,439
4.05%, 03/15/2025	635,000	640,372
5.15%, 03/15/2045	36,000	36,226
Entergy Arkansas, Inc.
3.05%, 06/01/2023	158,000	161,446
3.75%, 02/15/2021	130,000	139,670
Enterprise Products Operating LLC
2.55%, 10/15/2019	704,000	713,428
3.75%, 02/15/2025	193,000	199,229
3.90%, 02/15/2024	500,000	523,115
4.05%, 02/15/2022	200,000	213,190

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Enterprise Products Operating LLC (continued)
4.85%, 03/15/2044	$ 240,000	$ 258,714
4.95%, 10/15/2054	35,000	37,355
5.10%, 02/15/2045	65,000	72,822
5.20%, 09/01/2020	160,000	180,281
8.38%, 08/01/2066 (C)	125,000	131,719
EOG Resources, Inc.
2.63%, 03/15/2023 (A)	47,000	46,952
4.10%, 02/01/2021	80,000	86,353
Equity Commonwealth
6.65%, 01/15/2018	110,000	120,439
ERAC USA Finance LLC
2.75%, 03/15/2017 (A) (E)	8,000	8,212
4.50%, 08/16/2021 - 02/15/2045 (E)	285,000	301,813
5.63%, 03/15/2042 (E)	37,000	43,150
6.70%, 06/01/2034 (E)	44,000	56,514
ERP Operating, LP
2.38%, 07/01/2019	32,000	32,417
4.63%, 12/15/2021	31,000	34,628
5.38%, 08/01/2016	100,000	105,741
Eversource Energy
3.15%, 01/15/2025	265,000	267,629
Exelon Generation Co. LLC
2.95%, 01/15/2020	210,000	213,543
6.20%, 10/01/2017	100,000	110,770
Express Scripts Holding Co.
2.25%, 06/15/2019	380,000	381,711
2.65%, 02/15/2017	280,000	286,816
3.50%, 06/15/2024	440,000	452,990
3.90%, 02/15/2022	85,000	90,254
4.75%, 11/15/2021	85,000	95,634
Exxon Mobil Corp.
2.40%, 03/06/2022	260,000	262,044
FedEx Corp.
3.90%, 02/01/2035	73,000	73,514
4.10%, 02/01/2045	150,000	149,774
Fifth Third Bancorp
2.30%, 03/01/2019	80,000	80,964
Fifth Third Bank
2.38%, 04/25/2019	300,000	304,368
FirstEnergy Solutions Corp.
6.80%, 08/15/2039	130,000	138,730
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (E)	500,000	527,724
5.45%, 07/15/2044 (E)	50,000	56,286
Five Corners Funding Trust
4.42%, 11/15/2023 (E)	145,000	155,559
Florida Power & Light Co.
4.05%, 10/01/2044	145,000	157,395
5.13%, 06/01/2041	30,000	37,541
5.63%, 04/01/2034	100,000	129,567
5.85%, 02/01/2033	55,000	71,439
5.95%, 10/01/2033	20,000	26,666
Fluor Corp.
3.38%, 09/15/2021	149,000	155,576
Ford Motor Co.
4.75%, 01/15/2043	50,000	54,669
Ford Motor Credit Co. LLC
1.51%, 05/09/2016 (C)	200,000	201,412
1.68%, 09/08/2017	200,000	199,715
2.38%, 01/16/2018 - 03/12/2019	400,000	405,784
2.60%, 11/04/2019	250,000	253,296
2.88%, 10/01/2018	200,000	206,179
3.00%, 06/12/2017	1,150,000	1,185,168
3.66%, 09/08/2024	700,000	722,241
3.98%, 06/15/2016	200,000	206,206
4.25%, 02/03/2017	200,000	210,013
4.38%, 08/06/2023	300,000	324,130

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Forest Laboratories, Inc.
4.88%, 02/15/2021 (E)	$ 205,000	$ 226,003
5.00%, 12/15/2021 (E)	269,000	299,116
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	81,000	80,701
3.55%, 03/01/2022	170,000	157,357
3.88%, 03/15/2023	105,000	97,273
4.55%, 11/14/2024 (A)	538,000	516,938
5.40%, 11/14/2034	12,000	10,971
5.45%, 03/15/2043	283,000	253,652
Gap, Inc.
5.95%, 04/12/2021	67,000	76,873
GATX Corp.
3.25%, 03/30/2025	110,000	108,795
General Electric Capital Corp.
1.63%, 07/02/2015 (A)	130,000	130,394
1.63%, 04/02/2018	700,000	705,235
2.10%, 12/11/2019	86,000	87,655
6.25%, 12/15/2022 (C) (H)	300,000	337,500
Series MTN
1.50%, 07/12/2016	200,000	202,130
2.20%, 01/09/2020	672,000	679,415
2.30%, 04/27/2017	187,000	191,866
3.10%, 01/09/2023	385,000	396,543
3.15%, 09/07/2022	250,000	258,550
4.38%, 09/16/2020	360,000	399,638
4.63%, 01/07/2021	250,000	281,478
4.65%, 10/17/2021	150,000	169,767
5.50%, 01/08/2020	60,000	69,474
5.63%, 09/15/2017 - 05/01/2018	240,000	267,776
6.00%, 08/07/2019	350,000	408,863
6.75%, 03/15/2032	250,000	345,787
General Electric Co.
2.70%, 10/09/2022	64,000	65,095
3.38%, 03/11/2024	262,000	277,138
4.13%, 10/09/2042	305,000	321,913
4.50%, 03/11/2044	610,000	684,729
General Motors Co.
5.20%, 04/01/2045	115,000	124,814
6.25%, 10/02/2043	40,000	49,002
General Motors Financial Co., Inc.
2.63%, 07/10/2017	500,000	505,007
2.75%, 05/15/2016	60,000	60,670
3.25%, 05/15/2018	20,000	20,375
Gilead Sciences, Inc.
3.70%, 04/01/2024	460,000	491,190
4.40%, 12/01/2021	120,000	134,126
4.50%, 02/01/2045	405,000	447,289
4.80%, 04/01/2044	45,000	51,858
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/2043	115,000	122,911
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	565,000	576,544
2.55%, 10/23/2019	310,000	314,309
2.60%, 04/23/2020 (A)	186,000	187,979
2.63%, 01/31/2019	569,000	581,328
2.90%, 07/19/2018	442,000	456,812
3.30%, 05/03/2015	250,000	250,423
3.50%, 01/23/2025	1,267,000	1,289,241
3.63%, 01/22/2023	610,000	630,968
4.00%, 03/03/2024	120,000	126,822
5.25%, 07/27/2021	86,000	97,800
5.70%, 05/10/2019 (C) (H)	590,000	606,962
5.75%, 01/24/2022	160,000	186,777
5.95%, 01/18/2018	195,000	217,127
6.15%, 04/01/2018	405,000	455,318

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc. (continued)
Series MTN
1.60%, 11/23/2015	$ 80,000	$ 80,465
3.85%, 07/08/2024	391,000	409,210
4.80%, 07/08/2044	100,000	111,059
5.38%, 03/15/2020	200,000	226,951
6.00%, 06/15/2020	220,000	256,776
7.50%, 02/15/2019	435,000	519,164
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	82,760
GTP Acquisition Partners I LLC
4.35%, 06/15/2041 (E)	61,000	62,112
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	250,000	241,347
Halliburton Co.
3.50%, 08/01/2023	107,000	111,126
7.60%, 08/15/2096 (E)	40,000	59,409
8.75%, 02/15/2021	100,000	129,392
HCP, Inc.
2.63%, 02/01/2020	251,000	251,635
3.15%, 08/01/2022	55,000	54,539
3.40%, 02/01/2025	38,000	37,069
3.75%, 02/01/2019	200,000	210,834
4.20%, 03/01/2024	127,000	132,823
4.25%, 11/15/2023	46,000	48,348
5.38%, 02/01/2021	200,000	225,159
Health Care REIT, Inc.
3.75%, 03/15/2023	120,000	122,912
4.50%, 01/15/2024	172,000	184,673
Hess Corp.
7.88%, 10/01/2029	100,000	129,149
Hewlett-Packard Co.
3.75%, 12/01/2020	150,000	157,705
4.30%, 06/01/2021	32,000	34,382
4.38%, 09/15/2021	60,000	64,683
4.65%, 12/09/2021	87,000	95,171
Historic TW, Inc.
6.63%, 05/15/2029	190,000	245,300
Home Depot, Inc.
3.75%, 02/15/2024	325,000	354,206
4.40%, 04/01/2021 - 03/15/2045	260,000	291,807
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	200,005
2.35%, 03/05/2020	948,000	952,741
2.38%, 11/13/2019	1,655,000	1,669,705
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	106,064
3.90%, 09/01/2042	192,000	197,894
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	123,230
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019	71,000	72,827
Intel Corp.
3.30%, 10/01/2021	30,000	31,936
4.00%, 12/15/2032	181,000	188,275
4.80%, 10/01/2041	33,000	37,181
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	147,000	151,573
4.00%, 10/15/2023	115,000	124,275
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,947
1.63%, 05/15/2020	279,000	275,256
1.95%, 07/22/2016	100,000	101,817
3.38%, 08/01/2023	940,000	979,896
3.63%, 02/12/2024	210,000	222,997
7.00%, 10/30/2025	50,000	67,352
International Lease Finance Corp.
3.88%, 04/15/2018	614,000	623,210

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Intuit, Inc.
5.75%, 03/15/2017	$ 120,000	$ 130,014
ITC Holdings Corp.
3.65%, 06/15/2024	205,000	212,468
6.05%, 01/31/2018 (E)	146,000	163,266
Jackson National Life Global Funding
4.70%, 06/01/2018 (E)	100,000	109,093
Jefferies Group LLC
6.88%, 04/15/2021	160,000	180,915
8.50%, 07/15/2019	85,000	101,661
JM Smucker Co.
3.50%, 03/15/2025 (E)	310,000	318,684
John Deere Capital Corp.
0.95%, 06/29/2015	49,000	49,064
1.05%, 10/11/2016	108,000	108,572
1.20%, 10/10/2017	41,000	41,046
1.70%, 01/15/2020	30,000	29,738
2.25%, 04/17/2019	33,000	33,697
Series MTN
1.35%, 01/16/2018	63,000	63,251
2.05%, 03/10/2020	740,000	745,133
2.75%, 03/15/2022	25,000	25,629
2.80%, 03/04/2021	160,000	165,097
3.15%, 10/15/2021	20,000	21,005
3.35%, 06/12/2024	112,000	118,124
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	74,877	85,862
Johnson Controls, Inc.
3.63%, 07/02/2024	23,000	23,832
3.75%, 12/01/2021	36,000	38,132
4.25%, 03/01/2021	40,000	43,439
4.95%, 07/02/2064	97,000	104,001
5.00%, 03/30/2020	60,000	67,032
5.25%, 12/01/2041	75,000	85,499
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	47,397
5.30%, 10/01/2041	60,000	70,720
Kansas Gas & Electric Co.
4.30%, 07/15/2044 (E)	135,000	150,740
Kerr-McGee Corp.
7.88%, 09/15/2031	180,000	245,232
KeyCorp Series MTN
2.30%, 12/13/2018	51,000	51,820
5.10%, 03/24/2021	90,000	102,218
Kimberly-Clark Corp.
2.40%, 03/01/2022 - 06/01/2023	114,000	112,706
Kimco Realty Corp.
3.13%, 06/01/2023	555,000	551,853
3.20%, 05/01/2021	175,000	179,440
Kinder Morgan Energy Partners, LP
3.50%, 03/01/2021 - 09/01/2023	185,000	183,714
5.00%, 08/15/2042 - 03/01/2043	290,000	282,985
5.50%, 03/01/2044	350,000	366,098
Kinder Morgan Finance Co. LLC
6.00%, 01/15/2018 (E)	675,000	739,759
Kinder Morgan, Inc.
3.05%, 12/01/2019	150,000	151,489
4.30%, 06/01/2025	225,000	230,950
Kraft Foods Group, Inc.
3.50%, 06/06/2022	101,000	104,501
5.00%, 06/04/2042	145,000	160,460
6.13%, 08/23/2018	65,000	73,803
6.50%, 02/09/2040	100,000	129,485
6.88%, 01/26/2039	49,000	65,208

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kroger Co.
2.20%, 01/15/2017	$ 15,000	$ 15,255
3.40%, 04/15/2022	95,000	98,146
3.85%, 08/01/2023	190,000	202,491
4.00%, 02/01/2024	90,000	96,973
5.15%, 08/01/2043	175,000	206,669
6.15%, 01/15/2020	30,000	35,117
7.50%, 04/01/2031	100,000	136,321
8.00%, 09/15/2029	125,000	176,052
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	139,706
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	119,998
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (E)	100,000	110,791
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 (E)	220,000	280,718
Liberty Property, LP
3.38%, 06/15/2023	40,000	39,845
4.40%, 02/15/2024	95,000	101,538
Lincoln National Corp.
4.20%, 03/15/2022 (A)	29,000	31,344
4.85%, 06/24/2021	7,000	7,845
8.75%, 07/01/2019	70,000	88,080
Lockheed Martin Corp.
2.13%, 09/15/2016	16,000	16,307
2.90%, 03/01/2025	135,000	135,972
3.80%, 03/01/2045	145,000	144,138
4.07%, 12/15/2042	108,000	112,805
4.85%, 09/15/2041	12,000	13,896
Lowe’s Cos., Inc.
3.13%, 09/15/2024	50,000	51,559
4.65%, 04/15/2042	43,000	49,283
5.13%, 11/15/2041	13,000	15,782
5.50%, 10/15/2035	50,000	61,322
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023 (A)	55,000	54,676
3.88%, 01/15/2022	350,000	373,600
4.30%, 02/15/2043	205,000	208,027
4.50%, 12/15/2034	53,000	56,096
5.13%, 01/15/2042	8,000	8,967
6.38%, 03/15/2037	50,000	65,162
6.70%, 07/15/2034	50,000	66,893
7.45%, 07/15/2017	40,000	45,204
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	58,853
4.25%, 02/01/2021	234,000	252,941
5.15%, 10/15/2043	212,000	233,162
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	282,568
Marathon Oil Corp.
2.80%, 11/01/2022	100,000	97,399
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	97,094
Markel Corp.
3.63%, 03/30/2023	100,000	103,121
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	192,080
3.50%, 03/10/2025	93,000	95,469
Mass Mutual Life
7.63%, 11/15/2023 (E)	250,000	324,352
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (E)	33,000	39,852
MassMutual Global Funding II
2.00%, 04/05/2017 (E)	160,000	162,431
2.10%, 08/02/2018 (E)	112,000	114,207
2.50%, 10/17/2022 (A) (E)	100,000	98,953

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
McKesson Corp.
0.95%, 12/04/2015	$ 16,000	$ 16,036
2.70%, 12/15/2022	201,000	199,555
2.85%, 03/15/2023	115,000	115,005
3.80%, 03/15/2024	500,000	527,545
4.88%, 03/15/2044	40,000	45,904
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	96,967
7.13%, 03/15/2018	60,000	69,069
Medtronic, Inc.
3.15%, 03/15/2022 (E)	790,000	820,308
4.38%, 03/15/2035 (E)	169,000	183,778
4.63%, 03/15/2044	43,000	48,103
4.63%, 03/15/2045 (E)	395,000	447,721
Merck & Co., Inc.
1.85%, 02/10/2020	180,000	181,151
2.35%, 02/10/2022	86,000	86,076
2.40%, 09/15/2022	41,000	40,905
2.75%, 02/10/2025	150,000	149,878
3.70%, 02/10/2045	305,000	306,442
MetLife, Inc.
3.00%, 03/01/2025	290,000	290,633
4.05%, 03/01/2045	55,000	56,959
4.13%, 08/13/2042	440,000	456,667
4.72%, 12/15/2044	65,000	73,758
4.75%, 02/08/2021	350,000	395,673
6.40%, 12/15/2066	60,000	71,100
6.75%, 06/01/2016	40,000	42,691
Metropolitan Edison Co.
4.00%, 04/15/2025 (E)	85,000	88,791
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	355,000	356,980
1.50%, 01/10/2018 (E)	100,000	100,421
3.65%, 06/14/2018 (E)	120,000	127,586
3.88%, 04/11/2022 (E)	300,000	322,203
Microsoft Corp.
0.88%, 11/15/2017	22,000	21,939
2.38%, 02/12/2022 - 05/01/2023	482,000	483,852
3.50%, 02/12/2035 - 11/15/2042	218,000	212,194
3.63%, 12/15/2023	107,000	116,627
3.75%, 02/12/2045	405,000	406,543
4.00%, 02/12/2055	71,000	70,880
MidAmerican Energy Co.
5.95%, 07/15/2017	70,000	77,383
Mississippi Power Co.
4.25%, 03/15/2042	310,000	320,708
Mondelez International, Inc.
4.00%, 02/01/2024	510,000	552,326
Monsanto Co.
2.75%, 07/15/2021	227,000	232,320
3.38%, 07/15/2024	100,000	103,956
4.20%, 07/15/2034	16,000	17,146
4.70%, 07/15/2064	24,000	26,116
Morgan Stanley
1.88%, 01/05/2018	99,000	99,677
2.13%, 04/25/2018	115,000	116,263
2.50%, 01/24/2019	354,000	360,548
2.65%, 01/27/2020	200,000	202,784
3.75%, 02/25/2023	414,000	433,598
4.30%, 01/27/2045	399,000	413,455
5.00%, 11/24/2025	218,000	240,815
5.45%, 07/15/2019 (C) (H)	535,000	539,012
5.55%, 07/15/2020 (C) (H)	365,000	368,650
Series MTN
2.38%, 07/23/2019	855,000	861,379
3.70%, 10/23/2024	312,000	325,286
4.35%, 09/08/2026	300,000	314,479
5.50%, 07/28/2021	120,000	139,208

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
5.55%, 04/27/2017	$ 220,000	$ 238,018
5.63%, 09/23/2019	470,000	534,988
5.75%, 10/18/2016	100,000	106,693
6.63%, 04/01/2018	100,000	113,735
7.30%, 05/13/2019	470,000	562,269
Mosaic Co.
3.75%, 11/15/2021	136,000	143,692
4.25%, 11/15/2023	71,000	75,719
4.88%, 11/15/2041	13,000	13,734
5.45%, 11/15/2033	255,000	294,843
5.63%, 11/15/2043	140,000	166,251
MPLX, LP
4.00%, 02/15/2025	70,000	70,560
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	141,000	141,273
3.00%, 02/10/2025	105,000	103,812
MUFG Union Bank NA
2.63%, 09/26/2018	275,000	282,713
Mylan, Inc.
2.60%, 06/24/2018	155,000	158,276
Nabors Industries, Inc.
4.63%, 09/15/2021	60,000	57,743
5.00%, 09/15/2020 (A)	220,000	219,096
National Oilwell Varco, Inc.
1.35%, 12/01/2017	29,000	28,746
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	235,000	236,817
National Semiconductor Corp.
3.95%, 04/15/2015	40,000	40,036
6.60%, 06/15/2017	60,000	67,129
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (E)	250,000	361,223
9.38%, 08/15/2039 (E)	80,000	129,081
NBCUniversal Enterprise, Inc.
1.66%, 04/15/2018 (E)	335,000	337,176
NBCUniversal Media LLC
4.38%, 04/01/2021	220,000	245,109
4.45%, 01/15/2043	45,000	48,865
Nevada Power Co.
5.45%, 05/15/2041	40,000	50,957
6.50%, 08/01/2018	25,000	28,926
6.65%, 04/01/2036	100,000	141,269
7.13%, 03/15/2019	50,000	59,852
New York Life Global Funding
0.80%, 02/12/2016 (E)	150,000	150,307
1.13%, 03/01/2017 (E)	186,000	186,724
1.65%, 05/15/2017 (E)	100,000	101,399
1.95%, 02/11/2020 (E)	210,000	210,037
2.15%, 06/18/2019 (E)	255,000	257,551
3.00%, 05/04/2015 (E)	80,000	80,170
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,002
2.40%, 09/15/2019	106,000	107,243
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (E)	281,000	295,217
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	52,770
4.80%, 02/15/2044	280,000	314,781
5.65%, 02/01/2045	114,000	145,400
5.80%, 02/01/2042	202,000	257,025
6.80%, 01/15/2019	80,000	94,138
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (E)	214,000	215,044
Noble Energy, Inc.
4.15%, 12/15/2021	90,000	95,323
5.05%, 11/15/2044	57,000	59,809
5.25%, 11/15/2043	390,000	407,575

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Nordstrom, Inc.
4.00%, 10/15/2021	$ 21,000	$ 22,804
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,461
3.85%, 01/15/2024	125,000	134,899
3.95%, 10/01/2042	25,000	25,403
4.80%, 08/15/2043	75,000	86,426
6.00%, 05/23/2111	113,000	143,340
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	40,117
3.85%, 04/15/2045	109,000	107,298
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	113,296
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	175,620	203,596
NorthWestern Corp.
4.18%, 11/15/2044	150,000	163,392
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	80,495
3.40%, 05/06/2024	165,000	176,109
Nucor Corp.
4.00%, 08/01/2023	70,000	73,450
5.20%, 08/01/2043	122,000	137,282
Occidental Petroleum Corp.
1.75%, 02/15/2017	17,000	17,207
2.70%, 02/15/2023	88,000	87,386
Oglethorpe Power Corp.
4.55%, 06/01/2044	130,000	141,330
Ohio Power Co.
6.60%, 03/01/2033	65,000	86,671
Oklahoma Gas & Electric Co.
4.55%, 03/15/2044 (A)	135,000	155,985
Omnicom Group, Inc.
3.65%, 11/01/2024	125,000	129,307
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	165,000	166,214
2.95%, 04/01/2025 (E)	90,000	90,861
3.75%, 04/01/2045 (E)	95,000	95,197
6.80%, 09/01/2018	50,000	58,388
7.00%, 09/01/2022	50,000	64,051
ONEOK Partners, LP
3.25%, 02/01/2016	300,000	303,998
3.80%, 03/15/2020	200,000	203,922
4.90%, 03/15/2025 (A)	780,000	789,222
6.65%, 10/01/2036	220,000	233,605
Oracle Corp.
2.38%, 01/15/2019	91,000	93,499
2.50%, 10/15/2022	750,000	750,037
2.80%, 07/08/2021	141,000	146,046
3.63%, 07/15/2023	178,000	191,374
4.30%, 07/08/2034	293,000	317,924
4.50%, 07/08/2044	375,000	417,961
6.13%, 07/08/2039	65,000	86,211
PACCAR Financial Corp. Series MTN
1.60%, 03/15/2017	39,000	39,538
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	44,315
3.25%, 09/15/2021	11,000	11,537
3.40%, 08/15/2024	410,000	427,397
4.30%, 03/15/2045	210,000	225,988
4.45%, 04/15/2042	17,000	18,679
4.50%, 12/15/2041	48,000	53,017
4.75%, 02/15/2044	115,000	132,530
6.05%, 03/01/2034	100,000	130,647
8.25%, 10/15/2018	45,000	54,950

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	$ 175,000	$ 279,089
PacifiCorp
2.95%, 02/01/2022	555,000	574,436
5.50%, 01/15/2019	50,000	56,842
6.25%, 10/15/2037	20,000	27,490
Parker-Hannifin Corp. Series MTN
3.30%, 11/21/2024	37,000	38,845
4.45%, 11/21/2044	37,000	41,365
PECO Energy Co.
2.38%, 09/15/2022	100,000	99,362
Pennsylvania Electric Co.
6.05%, 09/01/2017	40,000	44,165
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (E)	26,000	26,034
3.38%, 02/01/2022 (E)	184,000	183,943
4.25%, 01/17/2023 (E)	150,000	156,049
4.88%, 07/11/2022 (E)	100,000	108,186
PepsiCo, Inc.
0.47%, 02/26/2016 (C)	91,000	91,103
1.25%, 08/13/2017 (A)	86,000	86,380
3.00%, 08/25/2021 (A)	17,000	17,814
4.25%, 10/22/2044	195,000	207,913
Pfizer, Inc.
3.00%, 06/15/2023	190,000	194,592
4.30%, 06/15/2043	95,000	102,595
Philip Morris International, Inc.
4.13%, 03/04/2043	370,000	379,087
4.25%, 11/10/2044	240,000	251,702
5.65%, 05/16/2018	155,000	175,116
Phillips 66
2.95%, 05/01/2017	21,000	21,720
4.30%, 04/01/2022	16,000	17,445
4.88%, 11/15/2044	375,000	401,597
Phillips 66 Partners, LP
3.61%, 02/15/2025	270,000	270,454
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	53,000	53,250
3.60%, 11/01/2024	175,000	175,699
3.65%, 06/01/2022	215,000	221,229
4.90%, 02/15/2045	121,000	127,226
5.75%, 01/15/2020	700,000	796,886
PNC Bank NA
2.70%, 11/01/2022	250,000	248,823
6.88%, 04/01/2018	250,000	286,695
PNC Financial Services Group, Inc.
4.85%, 06/01/2023 (C) (H)	345,000	336,375
PNC Funding Corp.
2.70%, 09/19/2016	48,000	49,141
5.13%, 02/08/2020	100,000	114,270
PPG Industries, Inc.
3.60%, 11/15/2020 (A)	50,000	52,765
6.65%, 03/15/2018	16,000	18,227
PPL Capital Funding, Inc.
3.50%, 12/01/2022	175,000	182,409
4.20%, 06/15/2022	50,000	54,464
4.70%, 06/01/2043	100,000	110,704
6.70%, 03/30/2067 (C)	265,000	256,255
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	46,298
Praxair, Inc.
2.65%, 02/05/2025	65,000	64,281
Pricoa Global Funding I
1.60%, 05/29/2018 (E)	422,000	422,336
2.20%, 05/16/2019 (E)	150,000	151,795

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Principal Financial Group, Inc.
8.88%, 05/15/2019	$ 150,000	$ 188,767
Principal Life Global Funding II
1.00%, 12/11/2015 (E)	58,000	58,197
2.20%, 04/08/2020	580,000	579,234
2.25%, 10/15/2018 (E)	127,000	129,706
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	416,106
3.55%, 01/15/2024	1,505,000	1,632,765
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	22,677
Prologis, LP
4.25%, 08/15/2023	125,000	134,408
6.88%, 03/15/2020	55,000	64,863
Prudential Financial, Inc.
5.20%, 03/15/2044 (C)	245,000	249,410
Series MTN
2.35%, 08/15/2019	200,000	202,188
3.50%, 05/15/2024	110,000	112,594
5.10%, 08/15/2043	240,000	269,647
5.38%, 06/21/2020	385,000	442,340
Prudential Insurance Co. of America
8.30%, 07/01/2025 (E)	300,000	411,443
PSEG Power LLC
4.15%, 09/15/2021	23,000	24,594
4.30%, 11/15/2023 (A)	39,000	41,964
5.13%, 04/15/2020	90,000	100,884
5.32%, 09/15/2016	50,000	53,013
5.50%, 12/01/2015	170,000	175,124
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	42,593
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	124,198
6.63%, 11/15/2037	80,000	110,122
Public Service Electric & Gas Co. Series MTN
3.65%, 09/01/2042	49,000	49,954
Puget Sound Energy, Inc.
6.97%, 06/01/2067 (C)	315,000	320,119
Quest Diagnostics, Inc.
4.75%, 01/30/2020	160,000	175,372
Qwest Corp.
6.75%, 12/01/2021	67,000	76,799
Raytheon Co.
3.15%, 12/15/2024	56,000	58,138
Realty Income Corp.
3.25%, 10/15/2022	260,000	260,688
4.13%, 10/15/2026	195,000	206,292
Republic Services, Inc.
3.55%, 06/01/2022	54,000	56,503
5.25%, 11/15/2021	80,000	91,877
5.50%, 09/15/2019	100,000	113,372
Roche Holdings, Inc.
3.35%, 09/30/2024 (E)	200,000	209,743
Ryder System, Inc. Series MTN
2.50%, 03/01/2017	23,000	23,438
2.65%, 03/02/2020	625,000	632,902
3.50%, 06/01/2017	121,000	126,366
SABMiller Holdings, Inc.
2.45%, 01/15/2017 (E)	290,000	296,363
3.75%, 01/15/2022 (E)	200,000	210,392
Samsung Electronics America, Inc.
1.75%, 04/10/2017 (E)	200,000	201,671
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	35,093
6.00%, 06/01/2026	75,000	95,427

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Sempra Energy
2.40%, 03/15/2020	$ 250,000	$ 252,775
2.88%, 10/01/2022	455,000	454,870
3.55%, 06/15/2024	663,000	694,300
4.05%, 12/01/2023	96,000	104,059
9.80%, 02/15/2019	140,000	180,216
SES Global Americas Holdings GP
2.50%, 03/25/2019 (E)	55,000	55,174
Simon Property Group, LP
2.15%, 09/15/2017	158,000	161,276
3.38%, 10/01/2024	150,000	153,911
4.13%, 12/01/2021	27,000	29,566
4.38%, 03/01/2021	60,000	66,413
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	61,000	65,888
Southern California Edison Co.
1.85%, 02/01/2022	77,000	77,427
2.40%, 02/01/2022	260,000	260,470
3.60%, 02/01/2045	205,000	205,799
3.88%, 06/01/2021	18,000	19,742
3.90%, 12/01/2041	50,000	52,615
4.05%, 03/15/2042	75,000	80,407
Southern Co.
1.95%, 09/01/2016	23,000	23,356
2.15%, 09/01/2019	100,000	100,561
Southern Power Co.
5.15%, 09/15/2041	165,000	193,444
5.25%, 07/15/2043	75,000	87,428
Southwestern Electric Power Co.
3.90%, 04/01/2045	460,000	454,908
6.45%, 01/15/2019	50,000	58,292
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	126,737
8.75%, 12/01/2018	80,000	99,657
Spectra Energy Capital LLC
3.30%, 03/15/2023	89,000	83,756
5.65%, 03/01/2020	190,000	209,286
7.50%, 09/15/2038	90,000	109,491
8.00%, 10/01/2019	100,000	121,152
Spectra Energy Partners, LP
2.95%, 09/25/2018	71,000	73,189
3.50%, 03/15/2025	320,000	321,594
State Street Corp.
3.10%, 05/15/2023	72,000	72,828
3.30%, 12/16/2024	190,000	197,533
3.70%, 11/20/2023	231,000	248,304
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	36,000	36,969
4.95%, 01/15/2043	98,000	96,131
5.30%, 04/01/2044	185,000	190,855
5.35%, 05/15/2045	493,000	518,438
SunTrust Bank
7.25%, 03/15/2018	100,000	115,707
SunTrust Banks, Inc.
2.35%, 11/01/2018	39,000	39,606
3.50%, 01/20/2017	130,000	135,333
Swiss Re Treasury US Corp.
4.25%, 12/06/2042 (E)	125,000	133,718
Synchrony Financial
2.70%, 02/03/2020	485,000	487,108
3.75%, 08/15/2021	315,000	326,656
4.25%, 08/15/2024	115,000	120,267
Sysco Corp.
3.00%, 10/02/2021	43,000	44,399
Target Corp.
3.50%, 07/01/2024	497,000	527,656

The notes are an integral part of this report. Transamerica Series Trust	Page 24	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	$ 112,000	$ 113,875
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/2020	125,000	125,749
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (E)	129,000	124,071
Texas Gas Transmission LLC
4.50%, 02/01/2021 (E)	155,000	160,891
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	36,822
Textron, Inc.
3.88%, 03/01/2025	130,000	134,296
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	106,000	106,058
4.15%, 02/01/2024	172,000	185,710
5.30%, 02/01/2044	250,000	298,608
Time Warner Cable, Inc.
4.13%, 02/15/2021	350,000	376,420
4.50%, 09/15/2042 (A)	200,000	205,153
5.00%, 02/01/2020	5,000	5,580
5.50%, 09/01/2041	144,000	165,419
6.55%, 05/01/2037	100,000	125,585
8.75%, 02/14/2019	105,000	129,617
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	30,000	40,312
Time Warner, Inc.
3.55%, 06/01/2024	330,000	341,766
4.00%, 01/15/2022	400,000	428,522
4.65%, 06/01/2044 (A)	95,000	102,339
4.75%, 03/29/2021	300,000	334,951
4.90%, 06/15/2042	175,000	194,180
5.35%, 12/15/2043	30,000	35,007
5.38%, 10/15/2041	17,000	19,910
Toyota Motor Credit Corp. Series MTN
1.45%, 01/12/2018	129,000	129,826
2.00%, 09/15/2016	90,000	91,759
2.05%, 01/12/2017	100,000	102,123
2.10%, 01/17/2019	174,000	177,013
2.15%, 03/12/2020	600,000	605,565
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025 (E)	205,000	214,128
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/01/2044 (E)	180,000	200,130
Tyson Foods, Inc.
3.95%, 08/15/2024	340,000	359,205
UDR, Inc.
3.70%, 10/01/2020	155,000	163,725
Union Carbide Corp.
7.50%, 06/01/2025	40,000	51,923
7.75%, 10/01/2096	40,000	54,022
Union Pacific Corp.
2.95%, 01/15/2023	21,000	21,689
3.75%, 03/15/2024	100,000	109,228
3.88%, 02/01/2055	43,000	41,946
4.15%, 01/15/2045	50,000	53,977
4.16%, 07/15/2022	87,000	97,343
4.30%, 06/15/2042	24,000	26,220
United Airlines Pass-Through Trust
4.30%, 02/15/2027	65,452	69,870
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	29,200
United Technologies Corp.
4.50%, 06/01/2042	336,000	372,671

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
UnitedHealth Group, Inc.
2.75%, 02/15/2023	$ 38,000	$ 38,367
2.88%, 03/15/2023	150,000	153,655
3.38%, 11/15/2021	37,000	39,524
3.95%, 10/15/2042	180,000	184,279
6.63%, 11/15/2037	100,000	142,627
US Bancorp Series MTN
2.20%, 04/25/2019	200,000	203,547
3.00%, 03/15/2022	33,000	34,185
4.13%, 05/24/2021	37,000	40,994
US Bank NA
1.35%, 01/26/2018	300,000	301,171
2.13%, 10/28/2019	250,000	253,246
2.80%, 01/27/2025	310,000	309,750
Valero Energy Corp.
3.65%, 03/15/2025	200,000	204,537
4.90%, 03/15/2045	105,000	108,553
Ventas Realty, LP
3.50%, 02/01/2025	45,000	45,184
3.75%, 05/01/2024	88,000	90,404
4.38%, 02/01/2045	30,000	30,279
Ventas Realty, LP / Ventas Capital Corp.
4.25%, 03/01/2022	295,000	316,271
Verizon Communications, Inc.
1.35%, 06/09/2017	156,000	156,102
2.45%, 11/01/2022	340,000	329,570
2.50%, 09/15/2016	154,000	157,277
2.63%, 02/21/2020	41,000	41,712
3.00%, 11/01/2021	402,000	410,019
3.45%, 03/15/2021	119,000	124,456
3.50%, 11/01/2024	1,365,000	1,396,893
3.85%, 11/01/2042	625,000	567,760
4.27%, 01/15/2036 (E)	127,000	126,029
4.40%, 11/01/2034	193,000	196,600
4.50%, 09/15/2020	384,000	424,041
4.52%, 09/15/2048 (E)	219,000	218,007
4.67%, 03/15/2055 (E)	413,000	404,468
4.86%, 08/21/2046	1,349,000	1,412,315
5.05%, 03/15/2034	192,000	208,481
5.15%, 09/15/2023	300,000	343,945
6.40%, 09/15/2033	7,000	8,737
6.55%, 09/15/2043	37,000	48,180
Verizon New England, Inc.
7.88%, 11/15/2029	88,000	115,524
Verizon Pennsylvania LLC
8.75%, 08/15/2031	225,000	331,808
Viacom, Inc.
3.13%, 06/15/2022	50,000	49,985
3.25%, 03/15/2023	44,000	43,425
3.50%, 04/01/2017	635,000	659,305
3.88%, 12/15/2021	40,000	41,855
4.38%, 03/15/2043	245,000	228,411
Virginia Electric and Power Co.
2.75%, 03/15/2023	100,000	101,218
2.95%, 01/15/2022	8,000	8,250
3.45%, 02/15/2024	21,000	22,285
4.45%, 02/15/2044	21,000	23,664
8.88%, 11/15/2038	70,000	117,068
Volkswagen Group of America Finance LLC
2.45%, 11/20/2019 (E)	200,000	204,488
Voya Financial, Inc.
2.90%, 02/15/2018	210,000	216,679
5.50%, 07/15/2022	150,000	173,340
5.70%, 07/15/2043	150,000	184,490
Wachovia Corp. Series MTN
5.75%, 02/01/2018	480,000	536,753

The notes are an integral part of this report. Transamerica Series Trust	Page 25	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	$ 115,000	$ 121,579
4.00%, 04/11/2043	435,000	461,421
4.30%, 04/22/2044	465,000	518,900
Walgreen Co.
3.10%, 09/15/2022	94,000	94,752
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019 (A)	40,000	40,864
3.30%, 11/18/2021	360,000	370,625
3.80%, 11/18/2024	195,000	201,621
4.50%, 11/18/2034	195,000	206,102
4.80%, 11/18/2044	285,000	307,613
Walt Disney Co. Series MTN
0.45%, 12/01/2015	42,000	42,016
Waste Management, Inc.
3.13%, 03/01/2025	509,000	513,905
3.90%, 03/01/2035	26,000	26,648
Weingarten Realty Investors
4.45%, 01/15/2024	80,000	85,234
Wells Fargo & Co.
2.13%, 04/22/2019	230,000	232,797
2.15%, 01/15/2019	71,000	72,106
2.63%, 12/15/2016	64,000	65,795
3.45%, 02/13/2023	125,000	127,901
4.13%, 08/15/2023	195,000	208,142
5.38%, 11/02/2043	315,000	371,063
5.63%, 12/11/2017	50,000	55,553
5.88%, 06/15/2025 (A) (C) (H)	188,000	198,848
7.98%, 03/15/2018 (C) (H)	210,000	229,950
Series MTN
2.15%, 01/30/2020	445,000	447,296
3.00%, 01/22/2021 - 02/19/2025	1,055,000	1,071,540
3.30%, 09/09/2024	300,000	309,849
4.60%, 04/01/2021	740,000	830,634
4.65%, 11/04/2044	273,000	292,800
Wells Fargo Bank NA Series MTN
5.60%, 03/15/2016	300,000	313,838
Western Gas Partners, LP
4.00%, 07/01/2022	105,000	106,733
Williams Cos., Inc.
3.70%, 01/15/2023	110,000	101,684
5.75%, 06/24/2044	25,000	23,365
Williams Partners, LP
3.60%, 03/15/2022	155,000	154,516
3.90%, 01/15/2025 (A)	225,000	219,989
4.90%, 01/15/2045	160,000	150,039
5.10%, 09/15/2045	90,000	86,783
5.40%, 03/04/2044	250,000	250,777
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,083
3.65%, 12/15/2042	40,000	40,641
4.25%, 12/15/2019	140,000	153,464
Xcel Energy, Inc.
4.70%, 05/15/2020	325,000	363,852
4.80%, 09/15/2041	3,000	3,477
6.50%, 07/01/2036	130,000	181,823
Xerox Corp.
2.75%, 09/01/2020	241,000	241,337
2.95%, 03/15/2017	16,000	16,477
4.50%, 05/15/2021	24,000	26,043
5.63%, 12/15/2019	70,000	79,245

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Zimmer Holdings, Inc.
3.55%, 04/01/2025	$ 325,000	$ 331,741
4.45%, 08/15/2045	125,000	129,460
Zoetis, Inc.
1.88%, 02/01/2018	41,000	41,023
4.70%, 02/01/2043	17,000	17,727

		214,174,621

Virgin Islands, British - 0.1%
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	199,753
3.00%, 05/09/2023	200,000	195,359
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (E)	200,000	216,501
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (E)	200,000	197,838

		809,451

Total Corporate Debt Securities (Cost $264,975,639)		272,135,816

CONVERTIBLE BOND - 0.0% (D)
United States - 0.0% (D)
American Express Credit Corp. Series MTN
2.38%, 03/24/2017	100,000	102,682

Total Convertible Bond (Cost $99,889)		102,682

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1% (I)
U.S. Treasury Bill
0.01%, 05/28/2015 - 06/04/2015 (B)	335,000	334,981
0.05%, 06/04/2015	100,000	99,992
0.07%, 08/27/2015 (B)	10,000	9,998

Total Short-Term U.S. Government Obligations (Cost $444,971)		444,971

	Shares	Value
COMMON STOCKS - 18.4%
Bermuda - 0.1%
Aspen Insurance Holdings, Ltd.	2,975	140,509
Everest RE Group, Ltd. (A)	2,375	413,250
PartnerRe, Ltd.	3,045	348,135

		901,894

Canada - 0.1%
Canadian Pacific Railway, Ltd.	2,349	429,163
lululemon athletica, Inc. (A) (J)	3,565	228,231
Restaurant Brands International (A)	6,378	244,979

		902,373

Ireland - 0.3%
Accenture PLC, Class A (A)	16,221	1,519,745
Medtronic PLC	15,350	1,197,147
Perrigo Co. PLC (A)	2,033	336,563
XL Group PLC, Class A (A)	12,980	477,664

		3,531,119

Netherlands - 0.0% (D)
NXP Semiconductors NV (J)	764	76,675

Singapore - 0.1%
Avago Technologies, Ltd., Class A	10,996	1,396,272

The notes are an integral part of this report. Transamerica Series Trust	Page 26	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 0.2%
ACE, Ltd.	12,040	$ 1,342,339
TE Connectivity, Ltd.	11,040	790,685

		2,133,024

United Kingdom - 0.0% (D)
Delphi Automotive PLC, Class A	5,320	424,217
Ensco PLC, Class A (A)	1,899	40,012

		464,229

United States - 17.6%
Abbott Laboratories (A)	34,336	1,590,787
Actavis PLC (J)	3,069	913,396
Activision Blizzard, Inc. (A)	13,820	314,059
Adobe Systems, Inc. (J)	17,131	1,266,666
AECOM (A) (J)	7,130	219,747
Aetna, Inc.	9,964	1,061,465
AGL Resources, Inc.	4,584	227,596
Alaska Air Group, Inc. (A)	2,535	167,766
Alcoa, Inc. (A)	53,000	684,760
Alexion Pharmaceuticals, Inc. (J)	2,868	497,024
Alliance Data Systems Corp. (A) (J)	1,097	324,986
Allison Transmission Holdings, Inc., Class A	6,920	221,025
Allstate Corp.	2,805	199,632
Amazon.com, Inc. (J)	2,875	1,069,787
Amdocs, Ltd.	4,010	218,144
American Capital Agency Corp., REIT	14,340	305,872
American International Group, Inc.	13,598	745,034
American Tower Corp., Class A, REIT	7,232	680,893
Ameriprise Financial, Inc.	3,460	452,706
Amgen, Inc.	6,945	1,110,158
Anadarko Petroleum Corp., Class A	5,765	477,400
Annaly Capital Management, Inc., REIT	5,700	59,280
Anthem, Inc.	8,170	1,261,530
Apollo Education Group, Inc., Class A (J)	11,965	226,378
Apple, Inc.	72,107	8,972,274
Applied Materials, Inc., Class A	9,977	225,081
Archer-Daniels-Midland Co.	35,984	1,705,642
AT&T, Inc. (A)	13,366	436,400
AutoZone, Inc. (A) (J)	1,259	858,839
AvalonBay Communities, Inc., REIT (A)	3,494	608,829
Avon Products, Inc. (A)	15,940	127,361
Axiall Corp. (A)	4,601	215,971
Baker Hughes, Inc.	13,216	840,273
Bank of America Corp.	129,570	1,994,082
BB&T Corp.	13,260	517,007
Becton Dickinson and Co. (A)	3,523	505,868
Berkshire Hathaway, Inc., Class B (J)	11,066	1,597,045
Best Buy Co., Inc.	15,026	567,833
Big Lots, Inc. (A)	957	45,965
Biogen, Inc. (J)	4,348	1,835,900
BlackRock, Inc., Class A	872	319,012
Boston Properties, Inc., REIT	1,946	273,374
Boston Scientific Corp. (J)	66,400	1,178,600
Bristol-Myers Squibb Co.	28,612	1,845,474
Brixmor Property Group, Inc., REIT (A)	8,734	231,888
Broadcom Corp., Class A	31,353	1,357,428
Brocade Communications Systems, Inc.	24,025	285,057
Bunge, Ltd.	4,355	358,678
Calpine Corp. (J)	10,800	246,996
Cameron International Corp. (J)	9,200	415,104
Capital One Financial Corp.	5,804	457,471
Caterpillar, Inc. (A)	2,554	204,397
CBRE Group, Inc., Class A (J)	2,160	83,614
CBS Corp., Class B	8,978	544,336
Celgene Corp. (A) (J)	12,950	1,492,876

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
CenterPoint Energy, Inc. (A)	13,631	$ 278,209
CenturyLink, Inc. (A)	10,470	361,738
Cerner Corp. (A) (J)	1,070	78,388
Charles Schwab Corp.	29,467	896,975
Charter Communications, Inc., Class A (A) (J)	2,865	553,260
Cheniere Energy, Inc. (J)	2,128	164,707
Chevron Corp.	18,724	1,965,646
Cigna Corp.	972	125,816
Cimarex Energy Co. (A)	675	77,686
Cisco Systems, Inc.	40,292	1,109,037
Citigroup, Inc.	45,057	2,321,337
Citrix Systems, Inc. (J)	500	31,935
CMS Energy Corp. (A)	15,058	525,675
CNO Financial Group, Inc.	10,140	174,611
Coca-Cola Co.	30,556	1,239,046
Coca-Cola Enterprises, Inc.	4,499	198,856
Cognizant Technology Solutions Corp., Class A (J)	14,114	880,572
Comcast Corp., Class A	30,851	1,742,156
ConocoPhillips	10,860	676,144
Constellation Brands, Inc., Class A (J)	8,475	984,880
Corning, Inc.	10,647	241,474
Costco Wholesale Corp.	6,522	988,050
Crown Holdings, Inc. (J)	8,700	469,974
CSX Corp.	26,518	878,276
Cummins, Inc. (A)	5,207	721,898
Curtiss-Wright Corp.	600	44,364
CVS Health Corp.	12,217	1,260,917
Danaher Corp.	400	33,960
Delta Air Lines, Inc. (A)	28,613	1,286,440
Denbury Resources, Inc. (A)	9,500	69,255
Devon Energy Corp., Class A	2,280	137,507
DiamondRock Hospitality Co., REIT	11,278	159,358
Dillard’s, Inc., Class A (A)	3,235	441,610
DIRECTV (J)	1,440	122,544
Discover Financial Services	14,375	810,031
DISH Network Corp., Class A	6,187	433,461
Dollar General Corp.	4,273	322,099
Douglas Emmett, Inc., REIT	1,618	48,233
Dow Chemical Co.	2,736	131,273
Dr. Pepper Snapple Group, Inc.	3,356	263,379
Dynegy, Inc., Class A (A) (J)	3,265	102,619
E.I. du Pont de Nemours & Co. (A)	11,307	808,111
Eaton Corp. PLC	18,682	1,269,255
eBay, Inc. (J)	2,400	138,432
Edison International	16,783	1,048,434
Electronic Arts, Inc. (J)	7,480	439,936
Energizer Holdings, Inc.	3,140	433,477
Entergy Corp., Class B	5,435	421,158
EOG Resources, Inc.	7,064	647,698
EQT Corp.	4,333	359,076
Estee Lauder Cos., Inc., Class A	4,681	389,272
Exelon Corp. (A)	20,185	678,418
Expedia, Inc. (A)	1,655	155,785
Express Scripts Holding Co. (J)	919	79,742
Exxon Mobil Corp.	27,812	2,364,020
Facebook, Inc., Class A (J)	26,197	2,153,786
Fidelity National Information Services, Inc.	5,795	394,408
Fifth Third Bancorp	16,535	311,685
Fluor Corp.	15,902	908,958
Foot Locker, Inc. (A)	3,740	235,620
Fortune Brands Home & Security, Inc. (A)	1,799	85,417
Freescale Semiconductor, Ltd. (A) (J)	4,368	178,040
Frontier Communications Corp. (A)	25,125	177,131
General Dynamics Corp.	2,990	405,833

The notes are an integral part of this report. Transamerica Series Trust	Page 27	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
General Electric Co.	34,182	$ 848,055
General Motors Co.	25,714	964,275
Gilead Sciences, Inc.	12,867	1,262,639
Goldman Sachs Group, Inc.	2,990	562,030
Google, Inc., Class A (J)	3,140	1,741,758
Google, Inc., Class C (J)	2,837	1,554,676
Graham Holdings Co., Class B	320	335,882
H&R Block, Inc.	6,220	199,475
Halliburton Co.	17,977	788,831
Hanesbrands, Inc.	9,980	334,430
Harman International Industries, Inc. (A)	5,122	684,453
Hartford Financial Services Group, Inc.	2,449	102,417
Health Net, Inc. (A) (J)	8,160	493,598
Herbalife, Ltd. (A) (J)	3,885	166,123
Hershey Co. (A)	4,268	430,684
Hewlett-Packard Co.	39,262	1,223,404
Highwoods Properties, Inc., REIT (A)	3,617	165,586
HollyFrontier Corp. (A)	3,200	128,864
Home Depot, Inc.	16,491	1,873,543
Honeywell International, Inc.	19,610	2,045,519
Host Hotels & Resorts, Inc., REIT (A)	8,600	173,548
Humana, Inc., Class A (A)	7,322	1,303,462
Huntington Ingalls Industries, Inc.	1,490	208,823
IDEX Corp. (A)	2,410	182,750
Illinois Tool Works, Inc., Class A	10,090	980,143
Ingersoll-Rand PLC	2,268	154,405
Ingredion, Inc.	4,400	342,408
Intercontinental Exchange, Inc.	2,220	517,859
International Paper Co.	7,700	427,273
Invesco, Ltd.	22,529	894,176
Jarden Corp. (J)	5,115	270,583
Johnson & Johnson	25,567	2,572,040
Johnson Controls, Inc.	5,690	287,004
Jones Lang LaSalle, Inc.	1,600	272,640
KeyCorp	15,672	221,916
Kimberly-Clark Corp.	7,460	799,041
KLA-Tencor Corp. (A)	9,481	552,647
Kohl’s Corp. (A)	1,100	86,075
Kroger Co.	20,526	1,573,523
L-3 Communications Holdings, Inc.	4,063	511,085
LAM Research Corp.	19,079	1,340,014
LaSalle Hotel Properties, REIT (A)	919	35,712
Leidos Holdings, Inc.	4,400	184,624
Liberty Property Trust, Series C, REIT	5,991	213,879
LifePoint Hospitals, Inc. (A) (J)	3,110	228,429
Lincoln National Corp.	3,900	224,094
Lorillard, Inc.	6,350	414,972
Lowe’s Cos., Inc.	37,468	2,787,245
LyondellBasell Industries NV, Class A (A)	5,310	466,218
Macy’s, Inc. (A)	3,400	220,694
Marathon Oil Corp.	27,445	716,589
Marathon Petroleum Corp.	6,916	708,129
Marsh & McLennan Cos., Inc.	4,350	243,991
Martin Marietta Materials, Inc. (A)	1,820	254,436
Masco Corp. (A)	12,792	341,546
Mastercard, Inc., Class A	1,715	148,159
McKesson Corp.	10,957	2,478,473
Merck & Co., Inc.	28,743	1,652,148
MetLife, Inc.	23,747	1,200,411
Micron Technology, Inc. (A) (J)	7,523	204,099
Microsoft Corp.	115,545	4,697,482
Mid-America Apartment Communities, Inc., REIT (A)	1,920	148,358
Molson Coors Brewing Co., Class B	8,678	646,077
Mondelez International, Inc., Class A	40,622	1,466,048
Monsanto Co. (A)	2,053	231,045
Morgan Stanley	39,655	1,415,287
Mosaic Co.	19,649	905,033

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
National Oilwell Varco, Inc. (A)	12,975	$ 648,620
Navient Corp.	1,935	39,339
NextEra Energy, Inc.	10,248	1,066,304
NiSource, Inc., Class B	9,708	428,705
Northrop Grumman Corp.	7,560	1,216,858
NVIDIA Corp. (A)	9,100	190,417
Oasis Petroleum, Inc. (A) (J)	15,400	218,988
Occidental Petroleum Corp.	14,316	1,045,068
Oracle Corp.	61,568	2,656,659
PACCAR, Inc. (A)	17,222	1,087,397
Pall Corp.	3,009	302,074
Parker-Hannifin Corp. (A)	5,954	707,216
PepsiCo, Inc.	11,143	1,065,494
Pfizer, Inc.	96,886	3,370,664
PG&E Corp.	15,328	813,457
Philip Morris International, Inc.	19,256	1,450,554
Phillips 66	776	60,994
Pilgrim’s Pride Corp. (A)	13,680	309,031
Pinnacle West Capital Corp.	1,107	70,571
Pioneer Natural Resources Co. (A)	1,682	275,024
Pitney Bowes, Inc. (A)	16,855	393,059
PNC Financial Services Group, Inc.	8,038	749,463
PPG Industries, Inc.	425	95,855
Procter & Gamble Co.	24,322	1,992,945
Prologis, Inc., Class A, REIT	9,818	427,672
Prudential Financial, Inc.	3,217	258,357
Public Service Enterprise Group, Inc.	10,160	425,907
Public Storage, REIT	456	89,896
PulteGroup, Inc.	17,752	394,627
PVH Corp. (A)	650	69,264
QUALCOMM, Inc.	11,753	814,953
Questar Corp. (A)	11,068	264,082
Ralph Lauren Corp., Class A	2,596	341,374
Raytheon Co.	685	74,836
RLJ Lodging Trust, REIT	6,465	202,419
Rovi Corp. (A) (J)	5,180	94,328
Royal Caribbean Cruises, Ltd., Class A (A)	7,731	632,782
SanDisk Corp.	3,670	233,485
Schlumberger, Ltd.	14,404	1,201,870
Sealed Air Corp., Class A	10,861	494,827
Simon Property Group, Inc., REIT	3,676	719,173
Sirius XM Holdings, Inc. (A)	19,369	73,990
Snap-on, Inc.	262	38,530
Southwest Airlines Co.	9,925	439,677
Spectrum Brands Holdings, Inc., Class A (A)	830	74,335
SPX Corp.	2,821	239,503
Starbucks Corp.	9,607	909,783
State Street Corp.	13,679	1,005,817
Strategic Hotels & Resorts, Inc., REIT (J)	2,911	36,184
Stryker Corp.	9,392	866,412
SVB Financial Group (J)	1,266	160,833
Target Corp. (A)	6,127	502,843
Tesoro Corp.	2,715	247,852
Thermo Fisher Scientific, Inc.	2,731	366,883
Tiffany & Co. (A)	1,573	138,440
Time Warner Cable, Inc.	4,891	733,063
Time Warner, Inc.	37,933	3,203,063
TJX Cos., Inc.	15,179	1,063,289
Toll Brothers, Inc. (A) (J)	2,040	80,254
Travelers Cos., Inc.	3,585	387,646
Twenty-First Century Fox, Inc., Class A (A)	45,858	1,551,835
U.S. Steel Corp. (A)	18,798	458,671
UGI Corp.	10,592	345,193
Union Pacific Corp.	19,198	2,079,335
United Continental Holdings, Inc. (J)	9,496	638,606
United Technologies Corp.	19,886	2,330,639
UnitedHealth Group, Inc.	10,382	1,228,087

The notes are an integral part of this report. Transamerica Series Trust	Page 28	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Valero Energy Corp.	19,718	$ 1,254,459
VeriSign, Inc. (A)	6,525	436,979
Verizon Communications, Inc.	52,190	2,538,000
Vertex Pharmaceuticals, Inc. (J)	6,453	761,260
VF Corp.	10,969	826,075
Visa, Inc., Class A (A)	37,463	2,450,455
Vornado Realty Trust, Class A, REIT	2,140	239,680
Voya Financial, Inc.	1,200	51,732
Wal-Mart Stores, Inc.	3,592	295,442
Wells Fargo & Co.	99,094	5,390,714
WPX Energy, Inc. (A) (J)	6,900	75,417
Xcel Energy, Inc.	9,370	326,170
Xerox Corp. (A)	4,772	61,320
Yahoo! Inc. (J)	11,725	521,000

		195,316,763

Total Common Stocks (Cost $174,867,955)		204,722,349

INVESTMENT COMPANIES - 4.8%
United States - 4.8% (K)
JPMorgan International Equity Fund	1,721,703	27,116,830
JPMorgan International Opportunities Fund	1,807,841	26,539,113

Total Investment Companies (Cost $48,784,095)		53,655,943

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (I)	36,770,541	36,770,541

Total Securities Lending Collateral (Cost $36,770,541)		36,770,541

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.01% (I), dated 03/31/2015, to be repurchased at $50,021,901 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $51,022,863.	$ 50,021,887	50,021,887

Total Repurchase Agreement (Cost $50,021,887)		50,021,887

Total Investments (Cost $1,088,741,699) (L)		1,143,844,204
Net Other Assets (Liabilities) - (3.0)%		(33,489,677)

Net Assets - 100.0%		$ 1,110,354,527

The notes are an integral part of this report. Transamerica Series Trust	Page 29	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (M)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Short	(190)	06/30/2015	$ (101,327)
2-Year U.S. Treasury Note	Long	50	06/30/2015	30,663
5-Year U.S. Treasury Note	Short	(361)	06/30/2015	(379,081)
10-Year Australian Treasury Bond	Long	163	06/15/2015	256,917
10-Year U.S. Treasury Note	Short	(122)	06/19/2015	(186,703)
EURO STOXX 50® Index	Long	414	06/19/2015	38,490
FTSE 100 Index	Short	(45)	06/19/2015	(1,339)
Hang Seng Index	Short	(105)	04/29/2015	(75,466)
Russell 2000® Mini Index	Long	2	06/19/2015	7,726
S&P 500® E-Mini	Long	353	06/19/2015	343,133
S&P/TSX 60 Index	Short	(76)	06/18/2015	(71,906)
TOPIX Index	Long	93	06/11/2015	257,910
U.S. Treasury Bond	Long	263	06/19/2015	512,177
U.S. Treasury Bond	Short	(61)	06/19/2015	(166,078)

Total				$ 465,116

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	20.8%	$ 237,624,607
U.S. Government Obligations	14.9	170,642,678
Capital Markets	6.8	77,309,738
Asset-Backed Securities	5.7	65,516,945
Banks	4.1	47,179,340
Mortgage-Backed Securities	3.8	43,681,874
Diversified Financial Services	3.4	38,450,090
Oil, Gas & Consumable Fuels	2.8	32,028,749
Electric Utilities	2.0	22,646,940
Media	1.7	19,411,795
Insurance	1.6	18,285,389
Pharmaceuticals	1.5	17,614,519
Diversified Telecommunication Services	1.4	15,895,235
Health Care Providers & Services	1.3	14,673,924
Energy Equipment & Services	1.2	14,166,119
Technology Hardware, Storage & Peripherals	1.2	13,401,820
Software	1.1	12,946,166
Real Estate Investment Trusts	1.1	12,069,372
Biotechnology	0.9	9,810,532
Specialty Retail	0.8	9,137,958
Food & Staples Retailing	0.8	8,857,365
IT Services	0.7	8,293,780
Aerospace & Defense	0.7	8,240,980
Foreign Government Obligations	0.7	8,040,033
Health Care Equipment & Supplies	0.7	7,893,724
Multi-Utilities	0.7	7,609,759
Road & Rail	0.7	7,545,687
Beverages	0.7	7,490,136
Internet Software & Services	0.6	7,179,497
Consumer Finance	0.6	6,891,015
Chemicals	0.6	6,880,906
Food Products	0.6	6,774,375
Machinery	0.5	6,322,332
Semiconductors & Semiconductor Equipment	0.5	6,123,723
Metals & Mining	0.5	5,840,641
Automobiles	0.5	5,200,652
Airlines	0.3	3,685,322
Tobacco	0.3	3,581,832

The notes are an integral part of this report. Transamerica Series Trust	Page 30	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Household Products	0.3		$ 3,412,504
Commercial Services & Supplies	0.3		3,107,074
Multiline Retail	0.3		3,048,371
Communications Equipment	0.3		2,990,238
Industrial Conglomerates	0.2		2,523,405
Gas Utilities	0.2		1,996,751
Wireless Telecommunication Services	0.2		1,915,558
Textiles, Apparel & Luxury Goods	0.2		1,799,374
Hotels, Restaurants & Leisure	0.2		1,787,544
Internet & Catalog Retail	0.2		1,769,132
Transportation Infrastructure	0.1		1,660,939
Electronic Equipment, Instruments & Components	0.1		1,577,415
Household Durables	0.1		1,429,917
Diversified Consumer Services	0.1		1,425,951
Independent Power and Renewable Electricity Producers	0.1		1,350,379
Construction & Engineering	0.1		1,337,386
Electrical Equipment	0.1		1,269,255
Auto Components	0.1		1,073,156
Trading Companies & Distributors	0.1		1,002,305
Containers & Packaging	0.1		964,801
Life Sciences Tools & Services	0.1		957,259
Personal Products	0.1		682,756
Municipal Government Obligations	0.0	(D)	483,878
Paper & Forest Products	0.0	(D)	427,273
Building Products	0.0	(D)	426,963
Real Estate Management & Development	0.0	(D)	356,254
Construction Materials	0.0	(D)	277,899
Water Utilities	0.0	(D)	276,643
Air Freight & Logistics	0.0	(D)	252,488
Health Care Technology	0.0	(D)	78,388

Investments, at Value	92.4		1,056,606,805
Short-Term Investments	7.6		87,237,399

Total Investments	100.0%		$ 1,143,844,204

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$170,642,678	$—	$170,642,678
U.S. Government Agency Obligations	—	237,624,607	—	237,624,607
Foreign Government Obligations	—	8,040,033	—	8,040,033
Mortgage-Backed Securities	—	43,681,874	—	43,681,874
Asset-Backed Securities	—	65,516,945	—	65,516,945
Municipal Government Obligations	—	483,878	—	483,878
Corporate Debt Securities	—	272,135,816	—	272,135,816
Convertible Bond	—	102,682	—	102,682
Short-Term U.S. Government Obligations	—	444,971	—	444,971
Common Stocks	204,722,349	—	—	204,722,349
Investment Companies	53,655,943	—	—	53,655,943
Securities Lending Collateral	36,770,541	—	—	36,770,541
Repurchase Agreement	—	50,021,887	—	50,021,887

Total Investments	$295,148,833	$848,695,371	$—	$1,143,844,204

The notes are an integral part of this report. Transamerica Series Trust	Page 31	March 31, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS (continued)
Derivative Financial Instruments
Futures Contracts (O)	$1,447,016	$—	$—	$1,447,016

Total Derivative Financial Instruments	$1,447,016	$—	$—	$1,447,016

LIABILITIES
Derivative Financial Instruments
Futures Contracts (O)	$(981,900)	$—	$—	$(981,900)

Total Derivative Financial Instruments	$(981,900)	$—	$—	$(981,900)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $35,977,542. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $7,498,763.

(C)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $108,330,369, representing 9.8% of the Portfolio’s net assets.

(F)	Total aggregate value of illiquid securities is $3,506,741, representing 0.3% of the Portfolio’s net assets.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $1,972,349, representing 0.2% of the Portfolio’s net assets.
(H)	The security has a perpetual maturity; the date displayed is the next call date.
(I)	Rate disclosed reflects the yield at March 31, 2015.
(J)	Non-income producing security.
(K)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(L)

Aggregate cost for federal income tax purposes is $1,088,741,699. Aggregate gross unrealized appreciation and depreciation for all securities is $60,185,343 and $5,082,838, respectively. Net unrealized appreciation for tax purposes is $55,102,505.

(M)	Cash in the amount of $130,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(N)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(O)	Derivative financial instrument valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times & London Stock Exchange Index
IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
PO	Principal only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
REIT	Real Estate Investment Trust; includes domestic REITs and Foreign REITs
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 32	March 31, 2015 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
Capital Markets - 93.6%
iShares 20+ Year Treasury Bond ETF (A)	657,040	$ 85,868,557
iShares Core S&P 500 ETF (A)	1,355,614	281,737,258
iShares Core U.S. Aggregate Bond ETF	648,327	72,243,077
iShares MSCI EAFE ETF	680,305	43,655,172
SPDR S&P 500 ETF Trust	341,202	70,434,329
Vanguard Total Bond Market ETF	3,518,256	293,317,003

		847,255,396

Growth - Small Cap - 4.9%
Vanguard Small-Cap ETF	363,429	44,541,858

Total Investment Companies (Cost $823,984,459)		891,797,254

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.6%
S&P 500®, Put
Index Value $1,650.00
Expires 06/17/2016	16	89,920
S&P 500®, Put
Index Value $1,700.00
Expires 06/17/2016	177	1,143,420
S&P 500®, Put
Index Value $1,750.00
Expires 06/17/2016	219	1,622,790
S&P 500®, Put
Index Value $1,775.00
Expires 06/17/2016	10	79,300
S&P 500®, Put
Index Value $1,800.00
Expires 06/17/2016	194	1,645,120
S&P 500®, Put
Index Value $1,825.00
Expires 06/17/2016	100	906,000
S&P 500®, Put
Index Value $1,850.00
Expires 06/17/2016	21	195,300

Total Exchange-Traded Options Purchased (Cost $5,599,511)		5,681,850

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (B)	47,622,579	47,622,579

Total Securities Lending Collateral (Cost $47,622,579)		47,622,579

	Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $10,590,110 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $10,808,154.

	$ 10,590,107	$ 10,590,107

Total Repurchase Agreement (Cost $10,590,107)		10,590,107

Total Investments (Cost $887,796,656) (C)		955,691,790
Net Other Assets (Liabilities) - (5.6)%		(50,786,060)

Net Assets - 100.0%		$ 904,905,730

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$891,797,254	$—	$—	$891,797,254
Exchange-Traded Options Purchased	5,681,850	—	—	5,681,850
Securities Lending Collateral	47,622,579	—	—	47,622,579
Repurchase Agreement	—	10,590,107	—	10,590,107

Total Investments	$945,101,683	$10,590,107	$—	$955,691,790

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $46,628,663. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $887,796,656. Aggregate gross unrealized appreciation and depreciation for all securities is $67,993,636 and $98,502, respectively. Net unrealized appreciation for tax purposes is $67,895,134.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.8%
Capital Markets - 90.9%
iShares 20+ Year Treasury Bond ETF (A)	193,800	$ 25,327,722
iShares Core S&P 500 ETF (A)	933,404	193,989,353
iShares Core U.S. Aggregate Bond ETF	193,476	21,559,031
iShares MSCI EAFE ETF	468,305	30,051,132
SPDR S&P 500 ETF Trust	234,900	48,490,407
Vanguard Total Bond Market ETF	1,033,727	86,181,820

		405,599,465

Growth - Small Cap - 6.9%
Vanguard Small-Cap ETF	249,975	30,636,936

Total Investment Companies (Cost $402,111,681)		436,236,401

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.9%
S&P 500®, Put
Index Value $1,650.00
Expires 06/17/2016	13	73,060
S&P 500®, Put
Index Value $1,700.00
Expires 06/17/2016	132	852,720
S&P 500®, Put
Index Value $1,750.00
Expires 06/17/2016	170	1,259,700
S&P 500®, Put
Index Value $1,775.00
Expires 06/17/2016	14	111,020
S&P 500®, Put
Index Value $1,800.00
Expires 06/17/2016	139	1,178,720
S&P 500®, Put
Index Value $1,825.00
Expires 06/17/2016	53	480,180
S&P 500®, Put
Index Value $1,850.00
Expires 06/17/2016	13	120,900

Total Exchange-Traded Options Purchased (Cost $4,154,252)		4,076,300

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.9%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (B)	12,906,255	12,906,255

Total Securities Lending Collateral (Cost $12,906,255)		12,906,255

	Principal	Value
REPURCHASE AGREEMENT - 1.8%

State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $8,063,967 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $8,227,423.

	$ 8,063,965	$ 8,063,965

Total Repurchase Agreement (Cost $8,063,965)		8,063,965

Total Investments (Cost $427,236,153) (C)		461,282,921
Net Other Assets (Liabilities) - (3.4)%		(15,263,232)

Net Assets - 100.0%		$ 446,019,689

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$436,236,401	$—	$—	$436,236,401
Exchange-Traded Options Purchased	4,076,300	—	—	4,076,300
Securities Lending Collateral	12,906,255	—	—	12,906,255
Repurchase Agreement	—	8,063,965	—	8,063,965

Total Investments	$453,218,956	$8,063,965	$—	$461,282,921

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $12,649,413. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $427,236,153. Aggregate gross unrealized appreciation and depreciation for all securities is $34,233,434 and $186,666, respectively. Net unrealized appreciation for tax purposes is $34,046,768.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 57.9% (A)
Madison Core Bond Fund	2,270,271	$ 23,270,281
Madison Covered Call & Equity Income Fund	262,669	2,534,755
Madison International Stock Fund	620,094	8,191,445
Madison Investors Fund	91,505	1,941,726
Madison Large Cap Growth Fund	406,123	9,292,099
Madison Large Cap Value Fund	652,352	11,057,363

		56,287,669

Fixed Income - 23.7%
Transamerica Bond (B)	424,290	4,399,893
Transamerica Core Bond (B)	1,446,063	14,764,306
Transamerica PIMCO Total Return VP (C)	328,616	3,913,816

		23,078,015

U.S. Equity - 18.0% (C)
Transamerica JPMorgan Enhanced Index VP	450,358	8,412,687
Transamerica Systematic Small/Mid Cap Value VP	385,256	9,068,932

		17,481,619

Total Investment Companies (Cost $96,872,159)		96,847,303

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2015, to be repurchased at $467,473 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $479,254.	$ 467,473	467,473

Total Repurchase Agreement (Cost $467,473)		467,473

Total Investments (Cost $97,339,632) (E)		97,314,776
Net Other Assets (Liabilities) - (0.1)%		(58,078)

Net Assets - 100.0%		$ 97,256,698

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$96,847,303	$—	$—	$96,847,303
Repurchase Agreement	—	467,473	—	467,473

Total Investments	$96,847,303	$467,473	$—	$97,314,776

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Rate disclosed reflects the yield at March 31, 2015.
(E)	Aggregate cost for federal income tax purposes is $97,339,632. Aggregate gross unrealized appreciation and depreciation for all securities is $1,091,967 and $1,116,823, respectively. Net unrealized depreciation for tax purposes is $24,856.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 54.9% (A)
Madison Core Bond Fund	1,797,245	$ 18,421,758
Madison Covered Call & Equity Income Fund	200,360	1,933,478
Madison High Quality Bond Fund	673,311	7,460,285
Madison International Stock Fund	289,363	3,822,480
Madison Investors Fund	52,349	1,110,844
Madison Large Cap Growth Fund	161,347	3,691,615
Madison Large Cap Value Fund	257,533	4,365,184

		40,805,644

Fixed Income - 33.5%
Transamerica Bond (B)	517,830	5,369,896
Transamerica Core Bond (B)	1,402,519	14,319,718
Transamerica PIMCO Total Return VP (C)	438,659	5,224,423

		24,914,037

U.S. Equity - 11.2% (C)
Transamerica JPMorgan Enhanced Index VP	240,864	4,499,344
Transamerica Systematic Small/Mid Cap Value VP	161,154	3,793,562

		8,292,906

Total Investment Companies (Cost $73,817,522)		74,012,587

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2015, to be repurchased at $495,327 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $506,699.	$ 495,327	495,327

Total Repurchase Agreement (Cost $495,327)		495,327

Total Investments (Cost $74,312,849) (E)		74,507,914
Net Other Assets (Liabilities) - (0.3)%		(202,212)

Net Assets - 100.0%		$ 74,305,702

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$74,012,587	$—	$—	$74,012,587
Repurchase Agreement	—	495,327	—	495,327

Total Investments	$74,012,587	$495,327	$—	$74,507,914

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Rate disclosed reflects the yield at March 31, 2015.
(E)	Aggregate cost for federal income tax purposes is $74,312,849. Aggregate gross unrealized appreciation and depreciation for all securities is $701,337 and $506,272, respectively. Net unrealized appreciation for tax purposes is $195,065.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 22.9%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 1,300,000	$ 1,351,867
4.38%, 05/15/2041	400,000	545,188
U.S. Treasury Note
1.00%, 09/30/2016	2,400,000	2,420,626
1.38%, 11/30/2015 - 12/31/2018	5,800,000	5,854,867
1.63%, 08/15/2022	1,000,000	991,953
2.00%, 11/15/2021 - 02/15/2023	2,700,000	2,752,824
2.38%, 07/31/2017 - 06/30/2018	4,000,000	4,169,451
3.13%, 10/31/2016 - 05/15/2021	6,400,000	6,810,591

Total U.S. Government Obligations (Cost $24,476,831)		24,897,367

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.4%
Federal Home Loan Mortgage Corp.
3.00%, 08/01/2027 - 04/01/2043	1,571,430	1,618,320
3.50%, 06/01/2042 - 09/01/2042	1,014,696	1,065,599
4.00%, 09/01/2040 - 01/01/2045	578,254	618,693
4.50%, 11/01/2039	14,227	15,522
Federal National Mortgage Association
2.00%, 06/28/2027 (A)	200,000	200,169
2.39%, 03/25/2023 (B)	334,917	340,113
3.00%, 05/01/2027 - 03/01/2043	1,523,889	1,571,003
3.50%, 08/01/2026 - 10/01/2042	1,609,978	1,700,941
4.00%, 02/01/2035 - 10/01/2041	1,475,115	1,589,930
4.50%, 03/01/2039 - 03/01/2041	40,068	43,746
5.00%, 07/01/2035	13,163	14,707
Government National Mortgage Association
3.50%, 12/15/2042	231,704	244,343
4.00%, 12/15/2039	25,688	27,583
4.50%, 08/15/2040	27,770	30,711

Total U.S. Government Agency Obligations (Cost $9,004,848)		9,081,380

MORTGAGE-BACKED SECURITY - 0.2%
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class A4A
5.23%, 09/15/2042 (B)	171,058	171,565

Total Mortgage-Backed Security (Cost $178,568)		171,565

ASSET-BACKED SECURITIES - 1.7%
Ally Master Owner Trust
Series 2014-4, Class A2
1.43%, 06/17/2019	225,000	225,689
CarMax Auto Owner Trust
Series 2015-1, Class A2
0.88%, 03/15/2018	250,000	250,168
CNH Equipment Trust
Series 2014-A, Class A3
0.84%, 05/15/2019	175,000	174,927
Ford Credit Auto Owner Trust
Series 2014-A, Class A3
0.79%, 05/15/2018	225,000	225,168
Mercedes-Benz Auto Lease Trust
Series 2014-A, Class A4
0.90%, 12/16/2019	325,000	325,138

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2013-3, Class B
1.19%, 05/15/2018	$ 125,000	$ 125,033
Series 2013-5, Class C
2.25%, 06/17/2019	250,000	252,816
Volkswagen Auto Lease Trust
Series 2014-A, Class A3
0.80%, 04/20/2017	150,000	149,997
Volvo Financial Equipment LLC
Series 2014-1A, Class A3
0.82%, 04/16/2018 (C)	125,000	124,755

Total Asset-Backed Securities (Cost $1,854,537)		1,853,691

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.8%
California - 0.4%
Rancho Water District Financing Authority, Revenue Bonds
Series A
6.34%, 08/01/2040	350,000	408,842

District of Columbia - 0.3%
District of Columbia Water & Sewer Authority, Revenue Bonds
Series A, ASSURED GTY
5.00%, 10/01/2034	275,000	304,351

Florida - 0.2%
City of Jacksonville, Revenue Bonds
Series A
5.00%, 10/01/2029	250,000	288,620

Iowa - 0.3%
State of Iowa, Revenue Bonds
6.75%, 06/01/2034	250,000	291,567

Texas - 0.6%
Dallas/Fort Worth International Airport, Revenue Bonds
Series G
5.00%, 11/01/2029	300,000	345,912
Northside Independent School District, General Obligation Unlimited
Series B, PSF, GTD
5.74%, 08/15/2035	325,000	366,636

		712,548

Total Municipal Government Obligations (Cost $1,955,808)		2,005,928

CORPORATE DEBT SECURITIES - 22.0%
Automobiles - 0.4%
Nissan Motor Acceptance Corp.
2.65%, 09/26/2018 (C)	450,000	463,527

Banks - 2.4%
Fifth Third Bancorp
2.30%, 03/01/2019	300,000	303,617
Huntington National Bank
2.20%, 04/01/2019	400,000	402,290
KeyCorp Series MTN
5.10%, 03/24/2021 (D)	750,000	851,816

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
US Bancorp Series MTN
1.95%, 11/15/2018	$ 500,000	$ 507,802
Wells Fargo & Co. Series MTN
3.50%, 03/08/2022	500,000	530,821

		2,596,346

Capital Markets - 0.5%
Goldman Sachs Group, Inc.
2.63%, 01/31/2019	500,000	510,833

Consumer Finance - 1.2%
American Express Credit Corp. Series MTN
1.75%, 06/12/2015	450,000	450,912
Capital One Financial Corp.
2.45%, 04/24/2019	200,000	202,379
John Deere Capital Corp. Series MTN
1.40%, 03/15/2017	425,000	429,293
Synchrony Financial
3.75%, 08/15/2021	250,000	259,251

		1,341,835

Diversified Financial Services - 0.8%
General Electric Capital Corp.
2.90%, 01/09/2017	500,000	518,157
JPMorgan Chase & Co.
3.13%, 01/23/2025	400,000	401,173

		919,330

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.00%, 02/15/2022	400,000	401,367
Verizon Communications, Inc.
4.40%, 11/01/2034	300,000	305,596
5.15%, 09/15/2023	675,000	773,877

		1,480,840

Electrical Equipment - 0.2%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	195,535

Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
5.20%, 09/01/2020 (D)	300,000	338,027

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.
5.50%, 03/15/2017	475,000	518,243
CVS Health Corp.
4.13%, 05/15/2021	550,000	604,407
Sysco Corp.
4.35%, 10/02/2034	150,000	157,585
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	400,000	428,428
Walgreen Co.
5.25%, 01/15/2019	250,000	280,325
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	155,000	163,824

		2,152,812

Food Products - 0.7%
Kraft Foods Group, Inc.
3.50%, 06/06/2022	750,000	775,998

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.
1.85%, 06/15/2018	$ 425,000	$ 427,843
Stryker Corp.
2.00%, 09/30/2016 (D)	300,000	304,845

		732,688

Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	512,183

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp. Series MTN
5.35%, 03/01/2018	350,000	390,419

Industrial Conglomerates - 0.4%
Danaher Corp.
3.90%, 06/23/2021	425,000	466,540

Insurance - 0.5%
Aflac, Inc.
3.63%, 11/15/2024	300,000	314,413
Marsh & McLennan Cos., Inc. Series MTN
2.55%, 10/15/2018	225,000	231,059

		545,472

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.
3.80%, 12/05/2024	400,000	420,396

Internet Software & Services - 0.4%
eBay, Inc.
1.35%, 07/15/2017	425,000	424,490

Machinery - 0.5%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	550,330

Media - 1.3%
Comcast Corp.
5.15%, 03/01/2020	475,000	545,931
Time Warner, Inc.
4.75%, 03/29/2021	500,000	558,252
Walt Disney Co. Series MTN
1.10%, 12/01/2017	300,000	300,163

		1,404,346

Metals & Mining - 0.2%
Glencore Funding LLC
3.13%, 04/29/2019 (C)	260,000	265,902

Multiline Retail - 0.5%
Target Corp.
2.90%, 01/15/2022 (D)	500,000	514,612

Oil, Gas & Consumable Fuels - 2.4%
ConocoPhillips Co.
4.15%, 11/15/2034	500,000	531,438
5.75%, 02/01/2019	450,000	516,808
Energy Transfer Partners, LP
4.15%, 10/01/2020	400,000	419,926
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.75%, 02/01/2022	250,000	265,000

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.
6.00%, 10/01/2017	$ 375,000	$ 416,382
Phillips 66
4.65%, 11/15/2034	200,000	211,917
Williams Cos., Inc.
4.55%, 06/24/2024	250,000	242,128

		2,603,599

Pharmaceuticals - 0.5%
AbbVie, Inc.
2.00%, 11/06/2018	425,000	424,736
Actavis Funding SCS
4.75%, 03/15/2045	150,000	159,428

		584,164

Real Estate Investment Trusts - 0.9%
Health Care REIT, Inc.
4.50%, 01/15/2024	200,000	214,736
Simon Property Group, LP
3.38%, 03/15/2022	750,000	780,213

		994,949

Road & Rail - 0.4%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	416,763

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.
1.95%, 10/01/2016	200,000	203,761
3.30%, 10/01/2021	425,000	452,420

		656,181

Software - 0.4%
Microsoft Corp.
3.00%, 10/01/2020	400,000	425,145

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.
2.40%, 05/03/2023	450,000	444,475
EMC Corp.
2.65%, 06/01/2020	425,000	436,443

		880,918

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.75%, 02/01/2022	300,000	304,864

Total Corporate Debt Securities (Cost $23,384,708)		23,869,044

	Shares	Value
COMMON STOCKS - 39.0%
Aerospace & Defense - 2.2% (D)
Boeing Co.	9,630	1,445,271
United Technologies Corp.	7,711	903,729

		2,349,000

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	11,146	1,080,493

	Shares	Value
COMMON STOCKS (continued)
Banks - 2.9%
BB&T Corp.	16,790	$ 654,642
U.S. Bancorp	26,881	1,173,893
Wells Fargo & Co.	23,932	1,301,901

		3,130,436

Beverages - 1.6%
Coca-Cola Co.	23,656	959,251
PepsiCo, Inc.	7,791	744,975

		1,704,226

Biotechnology - 0.6%
Amgen, Inc.	4,300	687,355

Capital Markets - 0.5%
Northern Trust Corp. (D)	7,763	540,693

Chemicals - 0.6%
Praxair, Inc. (D)	5,445	657,429

Commercial Services & Supplies - 0.5%
Waste Management, Inc.	9,999	542,246

Communications Equipment - 0.7%
QUALCOMM, Inc.	11,180	775,221

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	27,200	1,322,736

Electric Utilities - 0.8%
Duke Energy Corp.	11,090	851,490

Energy Equipment & Services - 0.6%
Schlumberger, Ltd. (D)	8,521	710,992

Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	8,676	713,601

Food Products - 3.1%
General Mills, Inc. (D)	17,630	997,858
J.M. Smucker, Co. (D)	5,900	682,807
Mondelez International, Inc., Class A (D)	17,700	638,793
Nestle SA, ADR	14,126	1,062,566

		3,382,024

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	9,850	674,725
Medtronic PLC	17,061	1,330,587

		2,005,312

Health Care Providers & Services - 0.7%
Quest Diagnostics, Inc. (D)	10,100	776,185

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	14,700	1,432,368

Household Products - 1.3%
Procter & Gamble Co.	16,749	1,372,413

Industrial Conglomerates - 1.3% (D)
3M Co.	4,411	727,595
General Electric Co.	26,200	650,022

		1,377,617

Insurance - 2.3%
MetLife, Inc.	12,535	633,645
Travelers Cos., Inc. (D)	16,940	1,831,722

		2,465,367

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.6%
Accenture PLC, Class A (D)	14,380	$ 1,347,263
Automatic Data Processing, Inc.	5,080	435,051

		1,782,314

Media - 1.2%
Omnicom Group, Inc. (D)	6,465	504,141
Time Warner, Inc.	9,166	773,977

		1,278,118

Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	13,409	1,407,677
ConocoPhillips	5,796	360,859
Exxon Mobil Corp. (D)	14,565	1,238,025
Occidental Petroleum Corp. (D)	4,574	333,902

		3,340,463

Pharmaceuticals - 4.2%
Johnson & Johnson (D)	14,214	1,429,928
Merck & Co., Inc.	17,681	1,016,304
Novartis AG, ADR	5,247	517,407
Pfizer, Inc. (D)	47,273	1,644,628

		4,608,267

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	17,417	544,629
Linear Technology Corp. (D)	12,556	587,621

		1,132,250

Software - 1.3%
Microsoft Corp.	20,720	842,371
Oracle Corp. (D)	12,765	550,810

		1,393,181

Specialty Retail - 0.9%
Home Depot, Inc.	8,735	992,383

Total Common Stocks (Cost $36,273,157)		42,404,180

SECURITIES LENDING COLLATERAL - 16.0%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (E)	17,419,468	17,419,468

Total Securities Lending Collateral (Cost $17,419,468)		17,419,468

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.01% (E), dated 03/31/2015, to be repurchased at $4,000,836 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $4,083,653.	$ 4,000,835	4,000,835

Total Repurchase Agreement (Cost $4,000,835)		4,000,835

Total Investments (Cost $118,548,760) (F)		125,703,458
Net Other Assets (Liabilities) - (15.7)%		(17,072,740)

Net Assets - 100.0%		$ 108,630,718

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$24,897,367	$—	$24,897,367
U.S. Government Agency Obligations	—	9,081,380	—	9,081,380
Mortgage-Backed Security	—	171,565	—	171,565
Asset-Backed Securities	—	1,853,691	—	1,853,691
Municipal Government Obligations	—	2,005,928	—	2,005,928
Corporate Debt Securities	—	23,869,044	—	23,869,044
Common Stocks	42,404,180	—	—	42,404,180
Securities Lending Collateral	17,419,468	—	—	17,419,468
Repurchase Agreement	—	4,000,835	—	4,000,835

Total Investments	$59,823,648	$65,879,810	$—	$125,703,458

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2015; the maturity date disclosed is the ultimate maturity date.
(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $854,184, representing 0.8% of the Portfolio’s net assets.

(D)

All or a portion of the security is on loan. The value of all securities on loan is $17,050,143. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Rate disclosed reflects the yield at March 31, 2015.
(F)

Aggregate cost for federal income tax purposes is $118,548,760. Aggregate gross unrealized appreciation and depreciation for all securities is $7,642,973 and $488,275, respectively. Net unrealized appreciation for tax purposes is $7,154,698.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASSURED GTY	Assured Guaranty, Ltd.
GTD	Guaranteed
MTN	Medium Term Note
PSF	Public School Fund

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 50.7%
U.S. Treasury STRIPS
Zero Coupon, 02/15/2016 - 08/15/2019 (A)	$ 63,670,000	$ 61,319,150
Zero Coupon, 08/15/2016 - 08/15/2034	208,310,000	179,778,058

Total U.S. Government Obligations (Cost $236,684,981)		241,097,208

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.6%
Federal Farm Credit Banks
4.88%, 01/17/2017	2,935,000	3,158,453
Federal Home Loan Bank
1.00%, 06/21/2017 (A)	21,455,000	21,594,286
Federal Home Loan Mortgage Corp.
0.50%, 05/13/2016	13,550,000	13,567,195
1.00%, 09/29/2017 (A)	12,000,000	12,037,236
1.25%, 10/02/2019 (A)	25,000,000	24,791,725
Federal National Mortgage Association
0.50%, 03/30/2016	16,750,000	16,779,748
0.88%, 08/28/2017 (A)	18,035,000	18,057,526
6.25%, 05/15/2029	5,000,000	7,168,430

Total U.S. Government Agency Obligations (Cost $116,367,724)		117,154,599

FOREIGN GOVERNMENT OBLIGATION - 2.5%
International Finance Corp.
0.63%, 12/21/2017 (A)	12,000,000	11,859,600

Total Foreign Government Obligation (Cost $11,856,869)		11,859,600

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.4% (B) (C)
U.S. Treasury Bill
0.08%, 06/18/2015	150,000	149,976
0.14%, 09/17/2015	1,500,000	1,499,014

Total Short-Term U.S. Government Obligations (Cost $1,648,990)		1,648,990

	Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED - 14.7%
S&P 500® - Flex, Call
Index Value $1,800.00
Expires 11/15/2018, GSC	150	6,489,518
S&P 500® - Flex, Call
Index Value $1,800.00
Expires 11/15/2018, CSFB	80	3,461,076
S&P 500® - Flex, Call
Index Value $2,000.00
Expires 04/05/2019, GSC	200	6,854,008
S&P 500® - Flex, Call
Index Value $2,000.00
Expires 04/05/2019, CSFB	1,000	34,270,037
S&P 500® - Flex, Call
Index Value $2,050.00
Expires 05/01/2020, UBS	500	18,754,085

Total Over-the-Counter Options Purchased (Cost $56,250,764)		69,828,724

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.8%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	75,309,912	$ 75,309,912

Total Securities Lending Collateral (Cost $75,309,912)		75,309,912

	Principal	Value
REPURCHASE AGREEMENT - 6.9%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $32,690,113 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $33,344,842.	$ 32,690,104	32,690,104

Total Repurchase Agreement (Cost $32,690,104)		32,690,104

Total Investments (Cost $530,809,344) (D)		549,589,137
Net Other Assets (Liabilities) - (15.6)%		(74,244,698)

Net Assets - 100.0%		$ 475,344,439

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	Long	149	06/19/2015	$ (57,673)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$241,097,208	$—	$241,097,208
U.S. Government Agency Obligations	—	117,154,599	—	117,154,599
Foreign Government Obligation	—	11,859,600	—	11,859,600
Short-Term U.S. Government Obligations	—	1,648,990	—	1,648,990
Over-the-Counter Options Purchased	69,828,724	—	—	69,828,724
Securities Lending Collateral	75,309,912	—	—	75,309,912
Repurchase Agreement	—	32,690,104	—	32,690,104

Total Investments	$145,138,636	$404,450,501	$—	$549,589,137

LIABILITIES
Derivative Financial Instruments
Futures Contracts (F)	$(57,673)	$—	$—	$(57,673)

Total Derivative Financial Instruments	$(57,673)	$—	$—	$(57,673)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $73,806,832. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,648,962.

(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $530,809,344. Aggregate gross unrealized appreciation and depreciation for all securities is $18,787,006 and $7,213, respectively. Net unrealized appreciation for tax purposes is $18,779,793.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Derivative financial instrument valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

CSFB	Credit Suisse First Boston
GSC	Goldman Sachs & Co.
UBS	UBS AG

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
Canada - 0.2%
Suncor Energy, Inc.
2.74%	25,119	$ 734,005

Total Convertible Preferred Stock (Cost $730,881)		734,005

COMMON STOCKS - 99.1%
Australia - 0.4%
Orica, Ltd. (A)	94,479	1,439,918

Belgium - 0.5%
KBC Groep NV (B)	32,403	2,005,467

Brazil - 0.6%
Itau Unibanco Holding SA, ADR	190,916	2,111,531

Canada - 3.7%
Canadian National Railway Co.	110,624	7,397,427
Loblaw Cos., Ltd.	58,190	2,844,834
Valeant Pharmaceuticals International, Inc. (B)	15,853	3,148,723

		13,390,984

China - 0.1%
Alibaba Group Holding, Ltd., ADR (B)	6,472	538,729

Denmark - 0.6%
Carlsberg A/S, Class B	27,146	2,242,422

France - 13.7%
Air Liquide SA, Class A	62,177	8,009,330
Bureau Veritas SA	84,731	1,821,230
Danone SA	114,953	7,740,035
Dassault Systemes	30,189	2,049,571
GDF Suez	199,898	3,955,978
Hermes International	2,118	747,892
Legrand SA	50,377	2,726,811
LVMH Moet Hennessy Louis Vuitton SE	40,055	7,069,801
Pernod Ricard SA	65,716	7,783,326
Schneider Electric SE	106,198	8,261,605

		50,165,579

Germany - 13.2%
Bayer AG	104,709	15,756,745
Beiersdorf AG (A)	68,684	5,974,667
Linde AG	33,509	6,833,196
Merck KGaA	64,677	7,270,822
MTU Aero Engines AG	15,931	1,564,294
ProSiebenSat.1 Media AG	91,509	4,497,147
SAP SE	88,941	6,458,153

		48,355,024

Hong Kong - 3.6%
AIA Group, Ltd.	1,230,600	7,738,225
Global Brands Group Holding, Ltd. (B)	8,958,000	1,744,768
Li & Fung, Ltd.	3,658,000	3,571,819

		13,054,812

Israel - 0.4%
Check Point Software Technologies, Ltd., Class A (B)	17,695	1,450,459

Japan - 12.9%
Denso Corp.	160,000	7,314,629
FANUC Corp.	23,700	5,187,185
Honda Motor Co., Ltd. (A)	243,700	7,930,638

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	222,100	$ 8,921,222
INPEX Corp.	325,100	3,592,947
Japan Tobacco, Inc.	121,700	3,856,429
Kyocera Corp.	76,200	4,188,188
Shin-Etsu Chemical Co., Ltd.	34,500	2,258,098
Terumo Corp.	157,200	4,154,951

		47,404,287

Korea, Republic of - 0.7%
Samsung Electronics Co., Ltd.	2,060	2,675,614

Netherlands - 6.4%
Akzo Nobel NV	83,692	6,337,085
Heineken NV (A)	26,866	2,051,891
ING Groep NV, CVA (B)	521,701	7,654,288
Randstad Holding NV	123,309	7,488,573

		23,531,837

Russian Federation - 0.2%
Sberbank of Russia, ADR	188,676	829,042

Singapore - 2.1%
DBS Group Holdings, Ltd.	394,100	5,846,815
Singapore Telecommunications, Ltd.	575,100	1,835,492

		7,682,307

Spain - 1.0%
Amadeus IT Holding SA, Class A (B)	87,912	3,777,315

Sweden - 1.4%
Hennes & Mauritz AB, Class B	122,476	4,970,346

Switzerland - 11.4%
Julius Baer Group, Ltd. (B)	83,372	4,183,185
Keuhne & Nagel International AG	11,009	1,636,963
Nestle SA	166,618	12,584,648
Novartis AG	52,630	5,207,218
Roche Holding AG	27,229	7,511,931
Sonova Holding AG	18,793	2,616,478
UBS Group AG (B)	429,783	8,102,104

		41,842,527

Taiwan - 2.9%
Hon Hai Precision Industry Co., Ltd.	748,056	2,189,899
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	355,373	8,344,158

		10,534,057

Thailand - 0.3%
Kasikornbank PCL	159,700	1,128,795

United Kingdom - 21.1%
Barclays PLC	1,041,248	3,747,169
BG Group PLC	319,799	3,932,692
Compass Group PLC	663,726	11,539,174
Delphi Automotive PLC, Class A	43,513	3,469,727
Diageo PLC	156,453	4,315,572
Hays PLC	337,307	763,551
HSBC Holdings PLC	816,315	6,950,690
Prudential PLC	160,797	3,988,159
Reckitt Benckiser Group PLC, Class A	86,600	7,450,822
Rio Tinto PLC	99,542	4,093,152

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rolls-Royce Holdings PLC (B)	265,718	$ 3,756,403
Sky PLC	335,470	4,941,527
Smiths Group PLC	214,416	3,555,963
Standard Chartered PLC	240,874	3,907,212
WPP PLC, Class A	476,097	10,812,570

		77,224,383

United States - 1.9%
NCR Corp. (A) (B)	20,336	600,115
Yum! Brands, Inc.	81,751	6,435,439

		7,035,554

Total Common Stocks (Cost $317,274,513)		363,390,989

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	12,065,195	12,065,195

Total Securities Lending Collateral (Cost $12,065,195)		12,065,195

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $1,558,215 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $1,590,096.	$ 1,558,215	1,558,215

Total Repurchase Agreement (Cost $1,558,215)		1,558,215

Total Investments (Cost $331,628,804) (D)		377,748,404
Net Other Assets (Liabilities) - (3.0)%		(10,986,006)

Net Assets - 100.0%		$ 366,762,398

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.3%	$38,895,439
Banks	9.0	34,181,009
Chemicals	6.6	24,877,627
Food Products	5.4	20,324,683
Media	5.4	20,251,244
Hotels, Restaurants & Leisure	4.8	17,974,613
Beverages	4.3	16,393,211
Electronic Equipment, Instruments & Components	4.0	15,299,309
Textiles, Apparel & Luxury Goods	3.5	13,134,280
Capital Markets	3.2	12,285,289
Insurance	3.1	11,726,384
Electrical Equipment	2.9	10,988,416
Auto Components	2.9	10,784,356
Professional Services	2.7	10,073,354
Software	2.6	9,958,183
Semiconductors & Semiconductor Equipment	2.2	8,344,158
Oil, Gas & Consumable Fuels	2.2	8,259,644
Automobiles	2.1	7,930,638
Household Products	2.0	7,450,822
Road & Rail	2.0	7,397,427
Health Care Equipment & Supplies	1.8	6,771,429
Personal Products	1.6	5,974,667
Aerospace & Defense	1.4	5,320,697
Machinery	1.4	5,187,185
Specialty Retail	1.3	4,970,346
Metals & Mining	1.1	4,093,152
Multi-Utilities	1.0	3,955,978
Tobacco	1.0	3,856,429
IT Services	1.0	3,777,315
Industrial Conglomerates	0.9	3,555,963
Technology Hardware, Storage & Peripherals	0.9	3,275,729
Food & Staples Retailing	0.8	2,844,834
Diversified Telecommunication Services	0.5	1,835,492
Marine	0.4	1,636,963
Internet Software & Services	0.1	538,729

Investments, at Value	96.4	364,124,994
Short-Term Investments	3.6	13,623,410

Total Investments	100.0%	$377,748,404

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Convertible Preferred Stock	$734,005	$—	$—	$734,005
Common Stocks	37,170,184	326,220,805	—	363,390,989
Securities Lending Collateral	12,065,195	—	—	12,065,195
Repurchase Agreement	—	1,558,215	—	1,558,215

Total Investments	$49,969,384	$327,779,020	$—	$377,748,404

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1 (F)	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks	$—	$829,042	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $11,484,981. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $331,628,804. Aggregate gross unrealized appreciation and depreciation for all securities is $62,063,434 and $15,943,834, respectively. Net unrealized appreciation for tax purposes is $46,119,600.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on December 31, 2014.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Automobiles - 3.0%
Tesla Motors, Inc. (A) (B)	41,020	$ 7,743,345

Biotechnology - 2.6% (B)
Alexion Pharmaceuticals, Inc.	7,257	1,257,638
Alnylam Pharmaceuticals, Inc.	12,007	1,253,771
Gilead Sciences, Inc.	25,855	2,537,151
Regeneron Pharmaceuticals, Inc., Class A	3,693	1,667,316

		6,715,876

Chemicals - 1.7%
Monsanto Co.	38,340	4,314,784

Diversified Financial Services - 4.0%
McGraw-Hill Financial, Inc.	69,913	7,229,004
MSCI, Inc., Class A	49,384	3,027,733

		10,256,737

Electrical Equipment - 0.5%
SolarCity Corp. (A) (B)	23,409	1,200,414

Food Products - 4.8%
Keurig Green Mountain, Inc. (A)	49,707	5,553,763
Mead Johnson Nutrition Co., Class A	67,510	6,786,780

		12,340,543

Health Care Equipment & Supplies - 4.1%
Intuitive Surgical, Inc. (B)	21,091	10,651,588

Health Care Technology - 0.8%
athenahealth, Inc. (A) (B)	17,457	2,084,191

Hotels, Restaurants & Leisure - 2.3%
Starbucks Corp.	62,126	5,883,332

Insurance - 1.9%
Progressive Corp.	177,164	4,818,861

Internet & Catalog Retail - 13.7% (B)
Amazon.com, Inc.	55,979	20,829,786
JD.com, Inc., ADR	101,197	2,973,168
Netflix, Inc.	6,435	2,681,400
Priceline Group, Inc.	7,495	8,725,304

		35,209,658

Internet Software & Services - 24.6% (B)
Alibaba Group Holding, Ltd., ADR	41,347	3,441,724
eBay, Inc.	45,307	2,613,308
Facebook, Inc., Class A	248,585	20,437,416
Google, Inc., Class A	10,239	5,679,573
Google, Inc., Class C	17,893	9,805,364
LinkedIn Corp., Class A	35,203	8,795,822
Twitter, Inc.	246,254	12,332,400

		63,105,607

IT Services - 4.4%
Mastercard, Inc., Class A	74,867	6,467,760
Visa, Inc., Class A	75,456	4,935,577

		11,403,337

Life Sciences Tools & Services - 5.0%
Illumina, Inc. (B)	69,282	12,861,511

	Shares	Value
COMMON STOCKS (continued)
Media - 1.9%
Naspers, Ltd., Class N	31,591	$ 4,870,572

Pharmaceuticals - 5.6% (B)
Actavis PLC	13,577	4,040,787
Valeant Pharmaceuticals International, Inc.	52,709	10,469,061

		14,509,848

Semiconductors & Semiconductor Equipment - 1.0%
ARM Holdings PLC, ADR (A)	51,194	2,523,864

Software - 8.1% (B)
FireEye, Inc. (A)	50,138	1,967,917
salesforce.com, Inc.	129,747	8,668,397
Splunk, Inc.	43,107	2,551,934
Workday, Inc., Class A (A)	89,132	7,523,632

		20,711,880

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	74,183	9,230,591

Textiles, Apparel & Luxury Goods - 2.0%
Michael Kors Holdings, Ltd. (B)	77,665	5,106,474

Total Common Stocks (Cost $149,851,064)		245,543,013

	Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.1% (C) (D)
USD vs. CNY , Call
Exercise Price CNY 6.62
Expires 06/19/2015, RBS	44,631,457	17,496
USD vs. CNY , Call
Exercise Price CNY 6.65
Expires 11/23/2015, RBS	38,810,944	118,567

Total Over-the-Counter Foreign Exchange Options Purchased
(Cost $251,505)		136,063

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.9%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (E)	27,942,837	27,942,837

Total Securities Lending Collateral (Cost $27,942,837)		27,942,837

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.4%

State Street Bank & Trust Co. 0.01% (E), dated 03/31/2015, to be repurchased at $11,412,759 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00%, due 03/25/2034 - 06/25/2037, and with a total value of $11,641,862.

$ 11,412,755	$ 11,412,755

Total Repurchase Agreement (Cost $11,412,755)	11,412,755

Total Investments (Cost $189,458,161) (F)	285,034,668
Net Other Assets (Liabilities) - (11.0)%	(28,281,228)

Net Assets - 100.0%	$ 256,753,440

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$240,672,441	$4,870,572	$—	$245,543,013
Over-the-Counter Foreign Exchange Options Purchased	—	136,063	—	136,063
Securities Lending Collateral	27,942,837	—	—	27,942,837
Repurchase Agreement	—	11,412,755	—	11,412,755

Total Investments	$268,615,278	$16,419,390	$—	$285,034,668

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $27,345,755. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Cash in the amount of $260,000 has been segregated by the broker as collateral for open options contracts.
(D)	Total aggregate value of illiquid securities is $136,063, representing 0.1% of the Portfolio’s net assets.
(E)	Rate disclosed reflects the yield at March 31, 2015.
(F)

Aggregate cost for federal income tax purposes is $189,458,161. Aggregate gross unrealized appreciation and depreciation for all securities is $98,764,260 and $3,187,753, respectively. Net unrealized appreciation for tax purposes is $95,576,507.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Internet Software & Services - 0.1%
Dropbox, Inc.
0.00% (A) (B) (C) (D)	41,951	$ 797,908

Total Convertible Preferred Stock (Cost $379,619)		797,908

PREFERRED STOCKS - 0.4%
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc.
0.00% (A) (B) (C) (D)	65,743	28,269

Software - 0.4%
Palantir Technologies, Inc.
Series G, 0.00% (A) (B) (C) (D)	423,610	3,765,893

Total Preferred Stocks (Cost $3,460,566)		3,794,162

COMMON STOCKS - 96.9%
Aerospace & Defense - 1.1%
TransDigm Group, Inc.	42,124	9,213,361

Automobiles - 3.2%
Tesla Motors, Inc. (A) (F)	145,187	27,406,950

Beverages - 1.2%
Monster Beverage Corp. (A)	78,009	10,796,056

Biotechnology - 2.4% (A)
Alnylam Pharmaceuticals, Inc.	48,645	5,079,511
Intercept Pharmaceuticals, Inc. (F)	5,786	1,631,768
Ironwood Pharmaceuticals, Inc., Class A	413,248	6,611,968
Pharmacyclics, Inc. (F)	21,976	5,624,757
Seattle Genetics, Inc. (F)	61,340	2,168,369

		21,116,373

Commercial Services & Supplies - 1.1%
Stericycle, Inc. (A)	69,027	9,693,462

Communications Equipment - 1.2%
Palo Alto Networks, Inc. (A) (F)	72,775	10,630,972

Diversified Financial Services - 6.3%
McGraw-Hill Financial, Inc.	263,006	27,194,820
MSCI, Inc., Class A	444,150	27,230,837

		54,425,657

Electrical Equipment - 0.5%
SolarCity Corp. (A) (F)	82,870	4,249,574

Food Products - 6.0%
Keurig Green Mountain, Inc.	182,787	20,422,792
Mead Johnson Nutrition Co., Class A	317,208	31,888,920

		52,311,712

Health Care Equipment & Supplies - 4.7%
Intuitive Surgical, Inc. (A)	80,371	40,589,766

Health Care Technology - 2.9%
athenahealth, Inc. (A) (F)	209,515	25,013,996

Hotels, Restaurants & Leisure - 5.0%
Chipotle Mexican Grill, Inc., Class A (A)	6,315	4,108,160
Dunkin’ Brands Group, Inc. (F)	444,744	21,152,025
Panera Bread Co., Class A (A) (F)	113,903	18,223,910

		43,484,095

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 3.9% (A)
Groupon, Inc., Class A (F)	713,797	$ 5,146,476
TripAdvisor, Inc.	117,976	9,812,064
Vipshop Holdings, Ltd., ADR	350,288	10,312,479
Zalando SE (F) (G)	188,829	4,722,674
zulily, Inc., Class A (F)	317,580	4,125,364

		34,119,057

Internet Software & Services - 17.3%
Autohome, Inc., ADR (A) (F)	201,656	8,866,814
Dropbox, Inc. (A) (B) (C) (D)	423,376	8,052,611
LendingClub Corp. (A) (F)	136,119	2,674,738
LinkedIn Corp., Class A (A)	170,617	42,630,364
MercadoLibre, Inc. (F)	49,528	6,068,171
Pandora Media, Inc. (A) (F)	427,622	6,931,753
Twitter, Inc. (A)	869,044	43,521,723
Yelp, Inc., Class A (A) (F)	104,960	4,969,856
Youku Tudou, Inc., ADR (A) (F)	412,196	5,152,450
Zillow Group, Inc., Class A (A) (F)	217,363	21,801,509

		150,669,989

IT Services - 4.8% (A)
FleetCor Technologies, Inc.	140,597	21,218,899
Gartner, Inc.	248,128	20,805,533

		42,024,432

Life Sciences Tools & Services - 5.5%
Illumina, Inc. (A)	257,195	47,745,680

Machinery - 1.0%
Colfax Corp. (A) (F)	185,257	8,842,317

Pharmaceuticals - 6.1%
Endo International PLC (A)	329,780	29,581,266
Zoetis, Inc., Class A	502,884	23,278,500

		52,859,766

Professional Services - 4.7% (A)
IHS, Inc., Class A	160,737	18,285,441
Verisk Analytics, Inc., Class A	317,947	22,701,416

		40,986,857

Software - 13.1% (A)
FireEye, Inc. (F)	470,492	18,466,811
NetSuite, Inc. (F)	79,340	7,359,578
ServiceNow, Inc.	302,751	23,850,724
Splunk, Inc.	443,505	26,255,496
Tableau Software, Inc., Class A	92,984	8,602,880
Workday, Inc., Class A (F)	313,451	26,458,399
Zynga, Inc., Class A (F)	1,111,204	3,166,931

		114,160,819

Technology Hardware, Storage & Peripherals - 0.7% (A) (F)
3D Systems Corp.	122,798	3,367,121
Stratasys, Ltd.	42,690	2,253,178

		5,620,299

Textiles, Apparel & Luxury Goods - 4.2% (A)
lululemon athletica, Inc.	188,180	12,047,283

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings, Ltd.	291,201	$ 19,146,466
Under Armour, Inc., Class A	65,521	5,290,821

		36,484,570

Total Common Stocks (Cost $699,148,911)		842,445,760

	Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.1% (C) (H)
USD vs. CNY, Call
Exercise Price CNY 6.62
Expires 06/19/2015, RBS	165,443,025	64,854
USD vs. CNY, Call
Exercise Price CNY 6.65
Expires 11/23/2015, RBS	141,584,928	432,542

Total Over-the-Counter Foreign Exchange Options Purchased
(Cost $924,823)		497,396

	Shares	Value
SECURITIES LENDING COLLATERAL - 23.4%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (I)	203,387,011	203,387,011

Total Securities Lending Collateral (Cost $203,387,011)		203,387,011

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.01% (I), dated 03/31/2015, to be repurchased at $24,619,366 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $25,114,438.	$ 24,619,359	24,619,359

Total Repurchase Agreement (Cost $24,619,359)		24,619,359

Total Investments (Cost $931,920,289) (J)		1,075,541,596
Net Other Assets (Liabilities) - (23.7)%		(205,871,388)

Net Assets - 100.0%		$ 869,670,208

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Convertible Preferred Stock
Internet Software & Services	$—	$—	$797,908	$797,908
Preferred Stocks
Internet Software & Services	—	—	28,269	28,269
Software	—	—	3,765,893	3,765,893
Common Stocks
Aerospace & Defense	9,213,361	—	—	9,213,361
Automobiles	27,406,950	—	—	27,406,950
Beverages	10,796,056	—	—	10,796,056
Biotechnology	21,116,373	—	—	21,116,373
Commercial Services & Supplies	9,693,462	—	—	9,693,462
Communications Equipment	10,630,972	—	—	10,630,972
Diversified Financial Services	54,425,657	—	—	54,425,657
Electrical Equipment	4,249,574	—	—	4,249,574
Food Products	52,311,712	—	—	52,311,712
Health Care Equipment & Supplies	40,589,766	—	—	40,589,766
Health Care Technology	25,013,996	—	—	25,013,996
Hotels, Restaurants & Leisure	43,484,095	—	—	43,484,095
Internet & Catalog Retail	29,396,383	4,722,674	—	34,119,057
Internet Software & Services	142,617,378	—	8,052,611	150,669,989
IT Services	42,024,432	—	—	42,024,432
Life Sciences Tools & Services	47,745,680	—	—	47,745,680
Machinery	8,842,317	—	—	8,842,317
Pharmaceuticals	52,859,766	—	—	52,859,766
Professional Services	40,986,857	—	—	40,986,857
Software	114,160,819	—	—	114,160,819
Technology Hardware, Storage & Peripherals	5,620,299	—	—	5,620,299
Textiles, Apparel & Luxury Goods	36,484,570	—	—	36,484,570
Over-the-Counter Foreign Exchange Options Purchased	—	497,396	—	497,396
Securities Lending Collateral	203,387,011	—	—	203,387,011
Repurchase Agreement	—	24,619,359	—	24,619,359

Total Investments	$1,033,057,486	$29,839,429	$12,644,681	$1,075,541,596

Level 3 Rollforward

Investments	Beginning Balance at December 31, 2014	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2015 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2015 (L)
Convertible Preferred Stocks	$801,314	$—	$—	$—	$—	$(3,406)	$—	$—	$797,908	$(3,406)
Preferred Stocks	3,425,622	—	—	—	—	368,540	—	—	3,794,162	368,540
Common Stocks	8,086,990	—	—	—	—	(34,379)	—	—	8,052,611	(34,379)

Total	$12,313,926	$—	$—	$—	$—	$330,755	$—	$—	$12,644,681	$330,755

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at March 31, 2015	Valuation Techniques	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Convertible Preferred Stock	$797,908	Market Transaction Method Discounted Cash Flow Market Comparable Companies	Precedent Transaction of Preferred Stock Weighted Average Cost of Capital Perpetual Growth Rate Enterprise Value / Revenue Discount for Lack of Marketability		$19.1012 16% 2.5% 8.9x 15%		$19.1012 18% 3.5% 18.6x 15%		$19.1012 17% 3.0% 13.2x 15%	Increase Decrease Increase Increase Decrease
Preferred Stocks	$3,794,162	Merger & Acquisition Transaction Market Transaction Method	Sale / Merger Scenario Issuance Price of Preferred Shares	$ $	0.43 8.89	$ $	0.43 8.89	$ $	0.43 8.89	Increase Increase
Common Stock	$8,052,611	Market Transaction Method Discounted Cash Flow Market Comparable Companies	Precedent Transaction of Preferred Stock Weighted Average Cost of Capital Perpetual Growth Rate Enterprise Value / Revenue Discount for Lack of Marketability		$19.1012 16% 2.5% 8.9x 15%		$19.1012 18% 3.5% 18.6x 15%		$19.1012 17% 3.0% 13.2x 15%	Increase Decrease Increase Increase Decrease

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $12,644,681, representing 1.5% of the Portfolio’s net assets.

(C)	Total aggregate value of illiquid securities is $13,142,077, representing 1.5% of the Portfolio’s net assets.
(D)	At March 31, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Convertible Preferred Stock	Dropbox, Inc.	05/25/2012	$379,619	$797,908	0.1%
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	2,164,319	28,269	0.0	(E)
Preferred Stocks	Palantir Technologies, Inc., Series G	07/19/2012	1,296,247	3,765,893	0.5
Common Stocks	Dropbox, Inc.	05/01/2012	3,831,172	8,052,611	0.9

			$7,671,357	$12,644,681	1.5%

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

All or a portion of the security is on loan. The value of all securities on loan is $198,641,535. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $4,722,674, representing 0.5% of the Portfolio’s net assets.

(H)	Cash in the amount of $780,000 has been segregated by the broker as collateral for open options contracts.
(I)	Rate disclosed reflects the yield at March 31, 2015.
(J)

Aggregate cost for federal income tax purposes is $931,920,289. Aggregate gross unrealized appreciation and depreciation for all securities is $211,976,123 and $68,354,816, respectively. Net unrealized appreciation for tax purposes is $143,621,307.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(M)	Total aggregate fair value of Level 3 securities is 1.5% of the Portfolio’s net assets.

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.4%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 2,278,900	$ 2,371,974
3.63%, 02/15/2044	8,468,700	10,354,968
4.50%, 02/15/2036	958,600	1,305,868
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	1,276,065	1,629,974
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	526,578	528,841
0.63%, 01/15/2024	4,497,947	4,684,891
U.S. Treasury Note
0.38%, 03/31/2016 - 10/31/2016	5,790,900	5,785,255
0.50%, 09/30/2016	8,929,100	8,938,172
0.88%, 04/15/2017 - 04/30/2017	5,701,600	5,734,693
1.00%, 11/30/2019	4,407,200	4,340,405
1.25%, 11/30/2018	3,781,700	3,799,724
1.63%, 03/31/2019 - 11/15/2022	9,853,300	9,988,002
2.25%, 11/15/2024	774,000	795,708
2.50%, 05/15/2024	7,701,300	8,089,977

Total U.S. Government Obligations (Cost $65,735,570)		68,348,452

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 02/01/2024	172,893	182,852
5.50%, 09/01/2018 - 06/01/2041	685,814	753,241
6.00%, 12/01/2037	182,775	208,976
Federal National Mortgage Association
2.04%, 02/01/2043 (A)	445,042	461,335
3.00%, TBA	7,686,000	7,857,734
3.33%, 10/25/2023 (A)	245,000	262,227
3.34%, 06/01/2041 (A)	115,823	122,474
3.50%, 09/01/2041 (A)	124,715	132,535
3.50%, 07/01/2028 - 01/01/2029	1,040,493	1,117,103
3.50%, TBA	18,464,000	19,465,644
4.00%, TBA	7,520,000	8,040,525
4.50%, 02/01/2025 - 06/01/2026	920,581	992,150
5.00%, 05/01/2018	71,269	74,900
5.00%, TBA	2,794,000	3,106,797
5.50%, 04/01/2037 - 04/01/2041	985,272	1,113,142
6.00%, 08/01/2036 - 06/01/2041	1,321,764	1,519,228
6.50%, 05/01/2040	426,333	489,471
Government National Mortgage Association, IO
0.95%, 02/16/2053 (A)	1,193,792	84,409

Total U.S. Government Agency Obligations (Cost $45,457,975)		45,984,743

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazilian Government International Bond
4.25%, 01/07/2025 (B)	430,000	421,400
Colombia Government International Bond
4.00%, 02/26/2024 (B)	305,000	314,455
Export-Import Bank of Korea
4.00%, 01/11/2017	665,000	696,296
Indonesia Government International Bond
5.38%, 10/17/2023 (B) (C)	400,000	447,500
Mexico Government International Bond
4.00%, 10/02/2023	800,000	846,400
Peruvian Government International Bond
7.35%, 07/21/2025	160,000	217,600

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey Government International Bond
5.75%, 03/22/2024 (B)	$ 520,000	$ 578,292

Total Foreign Government Obligations (Cost $3,370,628)		3,521,943

MORTGAGE-BACKED SECURITIES - 5.1%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.57%, 06/10/2049 (A)	365,572	392,716
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.57%, 06/15/2049 (A) (C)	475,000	507,649
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (C)	590,000	587,020
Series 2012-TFT, Class C
3.47%, 06/05/2030 (A) (C)	1,390,000	1,356,714
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.60%, 11/05/2036 (A) (C)	3,935,000	210,212
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.71%, 08/26/2035 (A) (C)	219,308	216,851
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 (A) (C)	31,043	31,022
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (A) (C)	258,983	274,650
Series 2009-RR6, Class 2A1
2.53%, 08/26/2035 (A) (C)	998,689	993,359
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (A) (C)	284,328	291,039
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	378,522	399,127
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	297,327	314,520
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (A)	461,482	500,623
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	185,000	198,031
Series 2014-GC19, Class A4
4.02%, 03/10/2047	285,000	313,578
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1
3.50%, 06/25/2058	1,500,000	1,520,181
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (A) (C)	675,000	715,037
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (A)	90,000	102,145
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (C)	170,000	176,158
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	205,000	224,086
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (C)	490,000	502,525
Series 2014-CR14, Class B
4.61%, 02/10/2047 (A)	195,000	219,495

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (A)	$ 150,000	$ 162,380
Core Industrial Trust
3.25%, 02/10/2034	935,000	963,009
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.26%, 08/26/2036 (A) (C)	1,069,013	1,069,799
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (C)	579,395	585,446
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 (A) (C)	635,000	664,028
Series 2013-8R, Class 3A1
0.32%, 03/27/2036 (A) (C)	857,812	837,475
Series 2014-4R, Class 21A1
0.50%, 12/27/2035 (A) (C)	1,236,658	1,177,236
DBRR Trust
Series 2011-C32, Class A3A
5.71%, 06/17/2049 (A) (C)	150,000	160,685
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2
0.32%, 12/25/2036 (A)	230,672	196,727
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 (C)	215,000	219,840
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 (A) (C)	440,000	421,332
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
0.09%, 11/05/2030 (A) (C)	20,000,000	12,500
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.56%, 12/26/2037 (A) (C)	194,979	194,444
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (C)	110,109	114,590
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 (A) (C)	82,999	82,170
Series 2009-R7, Class 1A1
2.35%, 02/26/2036 (A) (C)	369,016	361,376
Series 2009-R7, Class 4A1
2.39%, 09/26/2034 (A) (C)	197,298	194,028
Series 2009-R9, Class 1A1
2.24%, 08/26/2046 (A) (C)	163,341	164,856
Series 2010-R3, Class 1A1
2.66%, 03/21/2036 (A) (C)	67,903	68,007
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.43%, 12/12/2044 (A)	70,000	71,787
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (A)	633,195	671,115
Series 2007-CB20, Class AM
5.88%, 02/12/2051 (A)	460,000	504,221
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (A)	526,351	571,868
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	489,465	524,096
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (A)	246,685	258,660
Series 2010-C1, Class B
5.95%, 06/15/2043 (C)	420,000	469,935
Series 2012-WLDN, Class A
3.91%, 05/05/2030 (C)	1,450,000	1,541,715

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.80%, 01/27/2047 (A) (C)	$ 55,044	$ 55,320
Series 2010-4, Class 7A1
1.87%, 08/26/2035 (A) (C)	133,385	133,186
Series 2014-2, Class 6A1
2.85%, 05/26/2037 (A) (C)	1,234,425	1,242,311
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.26%, 09/15/2045 (A)	145,000	160,739
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.28%, 11/12/2037 (A)	400,000	407,806
Series 2007-C1, Class A1A
5.84%, 06/12/2050 (A)	166,968	174,868
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.67%, 04/12/2049 (A)	63,851	63,778
Series 2007-HQ12, Class AM
5.67%, 04/12/2049 (A)	570,000	607,396
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	612,077	648,088
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	140,000	149,159
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (A)	165,093	177,648
Series 2007-IQ15, Class AM
5.91%, 06/11/2049 (A)	195,000	209,036
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 (C)	119,819	119,519
Series 2012-XA, Class A
2.00%, 07/27/2049 (C)	137,369	137,479
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (A) (C)	1,618,369	1,608,407
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (C)	2,335,000	2,356,370
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (A) (C)	986,639	1,014,037
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (A) (C)	500,976	517,494
Series 2014-2A, Class A3
3.75%, 05/25/2054	1,112,792	1,145,625
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (A) (C)	854,960	881,239
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1
0.46%, 05/25/2035 (A)	899,119	863,782
SCG Trust
Series 2013-SRP1, Class A
1.57%, 11/15/2026 (A) (C)	295,000	295,057
Series 2013-SRP1, Class AJ
2.12%, 11/15/2026 (A) (C)	190,000	190,588
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (C)	204,353	204,353
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (C)	535,000	561,155
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.23%, 07/15/2042 (A)	430,000	434,985

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2006-WL7A, Class H
0.58%, 09/15/2021 (A) (C)	$ 240,000	$ 234,468
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (C)	91,734	91,734

Total Mortgage-Backed Securities (Cost $36,945,975)		36,995,690

ASSET-BACKED SECURITIES - 2.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (C)	710,083	817,825
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class C
2.42%, 05/08/2018	160,000	161,823
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (C)	693,034	692,947
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (C)	80,000	80,678
Series 2013-BA, Class C
2.24%, 09/16/2019 (C)	80,000	80,774
Series 2014-AA, Class B
1.76%, 08/15/2019 (C)	95,000	95,603
Series 2014-AA, Class C
2.28%, 11/15/2019 (C)	120,000	121,075
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 (C)	250,000	250,164
DT Auto Owner Trust
Series 2012-1A, Class D
4.94%, 07/16/2018 (C)	132,509	133,633
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	170,000	171,517
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	100,000	102,508
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	103,568
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 (C)	525,000	524,265
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (C)	450,000	449,010
Series 2013-T1, Class A2
1.50%, 01/16/2046 (C)	610,000	606,645
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.44%, 03/20/2036 (A)	1,000,000	963,320
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/20/2031 (C)	662,603	663,664
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 (C)	51,839	51,883
Santander Drive Auto Receivables Trust
Series 2013-4, Class C
3.25%, 01/15/2020	230,000	237,682
Series 2013-A, Class B
1.89%, 10/15/2019 (C)	365,000	367,093

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-A, Class C
3.12%, 10/15/2019 (C)	$ 140,000	$ 143,450
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (A) (C)	1,625,000	1,644,750
Sierra Receivables Funding Co. LLC
Series 2015-1A, Class A
2.40%, 03/22/2032 (C)	480,000	479,901
Series 2015-1A, Class B
3.05%, 03/22/2032 (C)	500,000	500,013
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (C)	263,868	265,885
Series 2014-1A, Class A
2.07%, 03/20/2030 (C)	644,965	648,795
Series 2014-2A, Class A
2.05%, 06/20/2031 (C)	593,522	596,845
Series 2014-3A, Class A
2.30%, 10/20/2031 (C)	624,119	629,954
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (C)	625,924	626,286
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.67%, 01/15/2043 (A) (C)	295,000	313,525
Series 2011-B, Class A3
2.42%, 06/16/2042 (A) (C)	115,000	121,602
Series 2011-C, Class A2A
3.42%, 10/17/2044 (A) (C)	200,000	214,901
Series 2012-E, Class A2B
1.92%, 06/15/2045 (A) (C)	700,000	719,637
Series 2013-A, Class A2B
1.22%, 05/17/2027 (A) (C)	620,000	624,393
Series 2013-A, Class B
2.50%, 03/15/2047 (C)	105,000	101,921
Series 2013-B, Class B
3.00%, 05/16/2044 (C)	100,000	98,569
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (C)	635,364	647,701
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (C)	421,936	423,022
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.12%, 10/15/2021 (A) (C) (D)	2,395,000	2,396,034

Total Asset-Backed Securities (Cost $17,789,369)		17,872,861

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	55,000	79,575
State of California, General Obligation Unlimited
7.60%, 11/01/2040	260,000	417,178
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	50,000	53,922

		550,675

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds
6.64%, 04/01/2057	50,000	65,413

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 0.0% (E)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	$ 250,000	$ 254,358

New Jersey - 0.0% (E)
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	71,000	106,834

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	60,000	85,273
New York City Water & Sewer System, Revenue Bonds
5.88%, 06/15/2044	55,000	74,596
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	55,000	70,199
Port Authority of New York & New Jersey, Revenue Bonds
4.96%, 08/01/2046	95,000	113,401

		343,469

Total Municipal Government Obligations (Cost $1,177,114)		1,320,749

CORPORATE DEBT SECURITIES - 14.1%
Aerospace & Defense - 0.1%
Exelis, Inc.
5.55%, 10/01/2021	640,000	706,874

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	295,000	332,170
5.10%, 01/15/2044	215,000	249,975

		582,145

Airlines - 0.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028 (B)	745,000	771,075
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,265,000	1,318,763
United Continental Holdings, Inc.
6.00%, 07/15/2028 (B)	120,000	120,000

		2,209,838

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	450,000	463,181

Automobiles - 0.0% (E)
General Motors Co.
4.88%, 10/02/2023	135,000	146,166
6.25%, 10/02/2043	80,000	98,005

		244,171

Banks - 1.8%
Barclays Bank PLC
10.18%, 06/12/2021 (C)	1,945,000	2,660,702
BPCE SA
4.00%, 04/15/2024	250,000	267,018
5.15%, 07/21/2024 (C)	205,000	219,041

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Branch Banking & Trust Co.
3.80%, 10/30/2026	$ 455,000	$ 479,078
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019	265,000	269,553
11.00%, 06/30/2019 (A) (C) (F)	1,655,000	2,130,812
HSBC Bank Brasil SA - Banco Multiplo Series MTN
4.00%, 05/11/2016 (C)	690,000	700,350
HSBC Holdings PLC
4.25%, 03/14/2024 (B)	200,000	209,869
5.25%, 03/14/2044	201,000	228,864
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	765,000	782,970
Korea Development Bank
3.50%, 08/22/2017	475,000	495,481
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (C)	365,000	366,848
Nordea Bank AB
4.25%, 09/21/2022 (C)	1,930,000	2,041,261
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	318,000	317,543
6.00%, 12/19/2023	275,000	305,894
Societe Generale SA
5.00%, 01/17/2024 (C)	275,000	287,928
Wells Fargo & Co.
2.15%, 01/15/2019	134,000	136,087
4.13%, 08/15/2023	521,000	556,113
5.38%, 11/02/2043	280,000	329,834
5.90%, 06/15/2024 (A) (B) (F)	178,000	185,343

		12,970,589

Beverages - 0.1% (B)
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	205,000	208,534
3.70%, 02/01/2024	285,000	301,729

		510,263

Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	155,000	178,523
5.65%, 06/15/2042	125,000	153,182

		331,705

Capital Markets - 1.1%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (B)	610,000	642,081
Bank of New York Mellon Corp. Series MTN
2.10%, 01/15/2019	205,000	207,511
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	275,000	280,619
2.90%, 07/19/2018	365,000	377,232
3.63%, 02/07/2016 - 01/22/2023	939,000	963,101
5.75%, 01/24/2022	378,000	441,261
6.25%, 02/01/2041	75,000	97,761
6.75%, 10/01/2037	80,000	105,044
Series MTN
1.86%, 11/29/2023 (A)	195,000	200,990
Macquarie Group, Ltd.
6.25%, 01/14/2021 (C)	1,230,000	1,428,301
Morgan Stanley
5.00%, 11/24/2025	275,000	303,780

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
Series MTN
2.38%, 07/23/2019	$ 1,380,000	$ 1,390,296
UBS AG
7.63%, 08/17/2022	935,000	1,134,040

		7,572,017

Chemicals - 0.2%
LyondellBasell Industries NV
5.00%, 04/15/2019	539,000	594,390
Monsanto Co.
4.40%, 07/15/2044	480,000	516,195

		1,110,585

Commercial Services & Supplies - 0.2% (C)
ERAC USA Finance LLC
3.85%, 11/15/2024	720,000	749,940
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017	445,000	443,174

		1,193,114

Communications Equipment - 0.0% (E)
Cisco Systems, Inc.
2.13%, 03/01/2019 (B)	225,000	229,607

Construction & Engineering - 0.0% (E)
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 (B) (C)	186,020	144,575

Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,060,000	1,111,318

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	793,000	813,589

Diversified Financial Services - 1.4%
Bank of America Corp.
2.60%, 01/15/2019	240,000	244,270
2.65%, 04/01/2019	969,000	987,347
4.10%, 07/24/2023	202,000	215,544
5.42%, 03/15/2017	600,000	640,855
5.75%, 12/01/2017	320,000	352,112
Citigroup, Inc.
2.50%, 09/26/2018	227,000	231,449
2.55%, 04/08/2019	415,000	423,073
3.38%, 03/01/2023	591,000	605,674
4.45%, 01/10/2017	111,000	116,988
4.95%, 11/07/2043	75,000	86,670
6.68%, 09/13/2043	75,000	100,009
Credit Suisse Series MTN
2.30%, 05/28/2019	1,370,000	1,383,975
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	205,000	221,489
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (F)	1,055,000	1,238,306
Series MTN
6.88%, 01/10/2039	80,000	115,082
JPMorgan Chase & Co.
3.20%, 01/25/2023 (B)	892,000	906,842
3.25%, 09/23/2022	142,000	145,224
4.85%, 02/01/2044 (B)	75,000	85,587
6.75%, 02/01/2024 (A) (F)	66,000	71,610
Series MTN
1.35%, 02/15/2017	560,000	562,164
JPMorgan Chase Bank NA
6.00%, 10/01/2017	510,000	564,490

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
MassMutual Global Funding II
2.35%, 04/09/2019 (C)	$ 230,000	$ 234,462
Oaktree Capital Management, LP
6.75%, 12/02/2019 (C)	705,000	833,705

		10,366,927

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.30%, 03/11/2019 (B)	1,095,000	1,103,384
4.35%, 06/15/2045	290,000	277,379
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	220,000	228,030
Level 3 Financing, Inc.
8.13%, 07/01/2019	525,000	551,906
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	160,563
Verizon Communications, Inc.
2.63%, 02/21/2020	523,000	532,079
3.45%, 03/15/2021	620,000	648,425
3.85%, 11/01/2042	747,000	678,587
4.50%, 09/15/2020	185,000	204,291
6.55%, 09/15/2043	493,000	641,964

		5,026,608

Electric Utilities - 0.5%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044 (B)	270,000	308,817
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	138,920
8.88%, 11/15/2018	65,000	80,093
Commonwealth Edison Co.
4.70%, 01/15/2044	175,000	208,312
Duke Energy Carolinas LLC
4.25%, 12/15/2041	183,000	201,342
Duke Energy Corp.
3.75%, 04/15/2024	46,000	49,239
Entergy Arkansas, Inc.
3.70%, 06/01/2024	267,000	285,848
Georgia Power Co.
3.00%, 04/15/2016	428,000	438,626
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	151,280
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (C)	530,000	593,430
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	55,000	60,317
5.30%, 06/01/2042	75,000	94,418
Pacific Gas & Electric Co.
4.75%, 02/15/2044	79,000	91,042
PacifiCorp
3.60%, 04/01/2024 (B)	555,000	594,654
5.75%, 04/01/2037	150,000	196,303
Progress Energy, Inc.
4.88%, 12/01/2019	27,000	30,286

		3,522,927

Energy Equipment & Services - 0.1%
Schlumberger Investment SA
3.65%, 12/01/2023 (B)	132,000	140,573
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	167,793
4.63%, 03/01/2034	145,000	156,071
Weatherford International, Ltd.
5.95%, 04/15/2042	155,000	136,242

		600,679

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.3%
CVS Health Corp.
5.30%, 12/05/2043	$ 54,000	$ 65,969
Sysco Corp.
2.35%, 10/02/2019	770,000	787,806
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	202,601
4.30%, 04/22/2044	155,000	172,967
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	798,000	821,551

		2,050,894

Food Products - 0.0% (E)
Mondelez International, Inc.
2.25%, 02/01/2019	255,000	257,864

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.
2.68%, 12/15/2019	355,000	362,603
Boston Scientific Corp.
2.65%, 10/01/2018	251,000	253,763
Zimmer Holdings, Inc.
3.55%, 04/01/2025	1,125,000	1,148,335

		1,764,701

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044 (B)	58,000	67,883
Anthem, Inc.
1.88%, 01/15/2018	306,000	307,701
2.30%, 07/15/2018	853,000	865,438
3.30%, 01/15/2023	100,000	101,582
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	258,721
Tenet Healthcare Corp.
6.25%, 11/01/2018	210,000	227,587
UnitedHealth Group, Inc.
3.38%, 11/15/2021	78,000	83,321

		1,912,233

Hotels, Restaurants & Leisure - 0.0% (E)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	16,000	16,440
4.88%, 11/01/2020 (B)	25,000	25,625

		42,065

Industrial Conglomerates - 0.0% (E)
General Electric Co.
4.50%, 03/11/2044	152,000	170,621

Insurance - 1.6%
American International Group, Inc.
4.13%, 02/15/2024	221,000	239,238
8.18%, 05/15/2068 (A)	72,000	102,100
Fidelity National Financial, Inc.
5.50%, 09/01/2022	255,000	278,279
Genworth Holdings, Inc.
7.63%, 09/24/2021	185,000	192,400
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,545,000	1,815,304
Lincoln National Corp.
8.75%, 07/01/2019	810,000	1,019,212
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (C)	825,000	829,602
3.88%, 04/11/2022 (C)	750,000	805,508

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pacific Life Insurance Co.
9.25%, 06/15/2039 (C)	$ 915,000	$ 1,459,238
Principal Financial Group, Inc.
8.88%, 05/15/2019	445,000	560,008
Prudential Financial, Inc. Series MTN
5.38%, 06/21/2020	294,000	337,787
7.38%, 06/15/2019	250,000	302,717
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A)	1,861,000	1,814,475
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (C)	2,045,000	2,147,250

		11,903,118

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024 (B)	370,000	392,900
MasterCard, Inc.
2.00%, 04/01/2019	224,000	228,661
3.38%, 04/01/2024	144,000	151,601

		773,162

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	845,000	845,465
2.40%, 02/01/2019	581,000	589,160
5.30%, 02/01/2044	29,000	34,638

		1,469,263

Media - 0.6%
CBS Corp.
4.63%, 05/15/2018	89,000	96,485
5.75%, 04/15/2020	85,000	97,689
CCO Holdings LLC / CCO Holdings Capital Corp.
7.25%, 10/30/2017	681,000	709,942
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	550,000	578,875
Comcast Corp.
5.88%, 02/15/2018	412,000	464,170
Cox Communications, Inc.
8.38%, 03/01/2039 (C)	252,000	356,824
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	285,000	311,641
5.00%, 03/01/2021	150,000	166,958
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (C) (F)	200,000	212,040
NBCUniversal Media LLC
4.38%, 04/01/2021	255,000	284,103
4.45%, 01/15/2043	209,000	226,951
5.15%, 04/30/2020	379,000	434,976

		3,940,654

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (B)	180,000	192,299
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	185,000	171,385
Novelis, Inc.
8.75%, 12/15/2020	395,000	423,144
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (B)	152,000	150,955

		937,783

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	$ 87,000	$ 93,022
4.88%, 03/01/2044	201,000	234,080
Dominion Resources, Inc.
1.95%, 08/15/2016	411,000	415,881
PG&E Corp.
2.40%, 03/01/2019	113,000	114,429

		857,412

Oil, Gas & Consumable Fuels - 1.0%
Apache Corp.
4.25%, 01/15/2044 (B)	66,000	64,830
4.75%, 04/15/2043	85,000	88,838
BP Capital Markets PLC
2.24%, 05/10/2019	425,000	429,577
Energy Transfer Partners, LP
5.95%, 10/01/2043	155,000	170,981
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	376,837
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	648,307
Husky Energy, Inc.
4.00%, 04/15/2024	185,000	187,410
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	237,767
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	323,000	323,498
4.15%, 02/01/2024	605,000	618,392
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (B)	230,000	237,188
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (B)	310,000	244,900
MEG Energy Corp.
6.50%, 03/15/2021 (C)	180,000	166,500
Murphy Oil Corp.
2.50%, 12/01/2017 (B)	316,000	311,525
Nexen Energy ULC
5.88%, 03/10/2035 (B)	10,000	11,857
Noble Energy, Inc.
6.00%, 03/01/2041	195,000	219,507
8.25%, 03/01/2019	195,000	233,284
Peabody Energy Corp.
6.25%, 11/15/2021 (B)	165,000	101,475
Petrobras Global Finance BV
6.25%, 03/17/2024 (B)	570,000	537,396
Petroleos Mexicanos
3.50%, 07/18/2018	320,000	332,800
3.50%, 01/30/2023 (B)	190,000	185,535
Range Resources Corp.
5.75%, 06/01/2021	45,000	47,011
Shell International Finance BV
2.00%, 11/15/2018	364,000	370,705
4.55%, 08/12/2043	215,000	243,706
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	286,203
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	76,725
7.88%, 09/01/2021	109,000	126,533
Williams Partners, LP
5.40%, 03/04/2044	128,000	128,398

		7,007,685

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022	$ 842,000	$ 930,840

Pharmaceuticals - 0.4%
AbbVie, Inc.
4.40%, 11/06/2042	130,000	133,824
Actavis Funding SCS
3.80%, 03/15/2025	595,000	614,058
Actavis, Inc.
3.25%, 10/01/2022	270,000	269,746
4.63%, 10/01/2042	260,000	264,911
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	292,000	331,817
Merck & Co., Inc.
1.30%, 05/18/2018 (B)	280,000	280,308
Perrigo Co. PLC
2.30%, 11/08/2018 (B)	645,000	650,965
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 (B)	41,000	43,181

		2,588,810

Real Estate Investment Trusts - 0.8%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	595,000	576,852
3.00%, 02/06/2019	270,000	262,574
EPR Properties
4.50%, 04/01/2025	955,000	970,880
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,167,260
Realty Income Corp.
3.88%, 07/15/2024	965,000	1,001,178
Simon Property Group, LP
3.38%, 10/01/2024 (B)	1,160,000	1,190,245
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020 (B)	79,000	79,859
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (C)	740,000	749,094

		5,997,942

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (C)	596,000	691,986
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	51,000	52,024
3.75%, 04/01/2024	48,000	51,228

		795,238

Semiconductors & Semiconductor Equipment - 0.1%
KLA-Tencor Corp.
4.13%, 11/01/2021	685,000	721,156

Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 (C)	275,000	287,375
Microsoft Corp.
2.70%, 02/12/2025	595,000	597,294

		884,669

Technology Hardware, Storage & Peripherals - 0.0% (E)
Hewlett-Packard Co.
3.75%, 12/01/2020	275,000	289,126

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.2%
Altria Group, Inc.
4.00%, 01/31/2024 (B)	$ 144,000	$ 154,510
Lorillard Tobacco Co.
8.13%, 06/23/2019	895,000	1,094,594
Philip Morris International, Inc.
1.88%, 01/15/2019	312,000	314,079
4.88%, 11/15/2043 (B)	104,000	118,485

		1,681,668

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (C)	670,000	711,875

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
2.38%, 09/08/2016	660,000	670,817
4.38%, 07/16/2042	250,000	249,965
Crown Castle Towers LLC
4.88%, 08/15/2040 (C)	675,000	741,160
6.11%, 01/15/2040 (C)	1,455,000	1,659,835
SBA Tower Trust
2.24%, 04/15/2043 (C)	280,000	279,773
Sprint Communications, Inc.
9.00%, 11/15/2018 (C)	390,000	447,525
Sprint Corp.
7.88%, 09/15/2023	200,000	204,000
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,625
6.63%, 04/28/2021	75,000	78,563
6.73%, 04/28/2022	75,000	78,937
6.84%, 04/28/2023	25,000	26,313

		4,457,513

Total Corporate Debt Securities (Cost $99,483,172)		101,857,004

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.4% (G)
U.S. Treasury Bill
0.01%, 05/07/2015 - 05/21/2015	12,531,000	12,530,854
0.02%, 06/11/2015	18,908,400	18,907,840
0.02%, 05/28/2015 (H)	5,708,600	5,708,428
0.05%, 06/18/2015	1,894,500	1,894,313

Total Short-Term U.S. Government Obligations (Cost $39,041,435)		39,041,435

	Shares	Value
PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (E)
State Street Corp.
Series D, 5.90% (A)	3,072	83,835

Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (A)	15,621	414,269

Electric Utilities - 0.0% (E)
SCE Trust III
5.75% (A) (B)	1,280	35,136

Total Preferred Stocks (Cost $537,460)		533,240

	Shares	Value
COMMON STOCKS - 60.4%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	49,913	$ 5,206,425
L-3 Communications Holdings, Inc.	11,730	1,475,517
United Technologies Corp.	57,396	6,726,811

		13,408,753

Airlines - 0.4%
Delta Air Lines, Inc.	32,480	1,460,301
United Continental Holdings, Inc. (I)	27,190	1,828,527

		3,288,828

Auto Components - 0.1%
Johnson Controls, Inc.	16,450	829,738

Automobiles - 0.4%
General Motors Co.	74,348	2,788,050

Banks - 1.8%
BB&T Corp.	38,380	1,496,436
KeyCorp	38,400	543,744
PNC Financial Services Group, Inc.	5,260	490,443
SVB Financial Group (I)	3,680	467,507
Wells Fargo & Co.	191,892	10,438,925

		13,437,055

Beverages - 1.7%
Coca-Cola Co.	87,297	3,539,893
Coca-Cola Enterprises, Inc.	12,940	571,948
Constellation Brands, Inc., Class A (I)	23,384	2,717,455
Dr. Pepper Snapple Group, Inc.	9,902	777,109
Molson Coors Brewing Co., Class B	19,773	1,472,100
PepsiCo, Inc.	32,225	3,081,354

		12,159,859

Biotechnology - 2.0% (I)
Alexion Pharmaceuticals, Inc.	8,103	1,404,250
Biogen, Inc.	12,546	5,297,423
Celgene Corp.	37,524	4,325,767
Gilead Sciences, Inc.	20,581	2,019,613
Vertex Pharmaceuticals, Inc.	10,766	1,270,065

		14,317,118

Building Products - 0.2%
Fortune Brands Home & Security, Inc.	5,200	246,896
Masco Corp.	36,979	987,339

		1,234,235

Capital Markets - 2.0%
BlackRock, Inc., Class A	2,390	874,358
Charles Schwab Corp.	85,120	2,591,053
Goldman Sachs Group, Inc.	8,640	1,624,061
Invesco, Ltd.	65,113	2,584,335
Morgan Stanley	113,970	4,067,589
State Street Corp.	39,140	2,877,964

		14,619,360

Chemicals - 0.9%
Axiall Corp.	13,310	624,771
Dow Chemical Co.	7,985	383,120
E.I. du Pont de Nemours & Co.	32,650	2,333,496
Monsanto Co. (B)	5,980	672,989
Mosaic Co.	55,290	2,546,658

		6,561,034

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.8%
Cisco Systems, Inc.	116,009	$ 3,193,148
QUALCOMM, Inc.	33,297	2,308,814

		5,501,962

Construction & Engineering - 0.4%
Fluor Corp.	46,096	2,634,847

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,170	722,766

Consumer Finance - 0.2%
Capital One Financial Corp.	16,772	1,321,969
Navient Corp.	5,950	120,964

		1,442,933

Containers & Packaging - 0.2%
Crown Holdings, Inc. (I)	25,423	1,373,350
Sealed Air Corp., Class A	4,510	205,476

		1,578,826

Diversified Financial Services - 2.5%
Bank of America Corp.	373,908	5,754,444
Berkshire Hathaway, Inc., Class B (I)	31,964	4,613,045
Citigroup, Inc.	116,620	6,008,262
Intercontinental Exchange, Inc.	6,356	1,482,664

		17,858,415

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,719	56,125
Verizon Communications, Inc.	127,205	6,185,979

		6,242,104

Electric Utilities - 1.3%
Edison International	48,474	3,028,171
Exelon Corp. (B)	58,370	1,961,816
NextEra Energy, Inc.	29,601	3,079,984
Pinnacle West Capital Corp.	3,200	204,000
Xcel Energy, Inc.	26,810	933,256

		9,207,227

Electrical Equipment - 0.5%
Eaton Corp. PLC	53,359	3,625,210

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	30,632	694,734
TE Connectivity, Ltd.	30,808	2,206,469

		2,901,203

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	22,460	1,428,007
Ensco PLC, Class A	5,484	115,548
Halliburton Co.	40,590	1,781,089
Schlumberger, Ltd.	37,018	3,088,782

		6,413,426

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	18,844	2,854,772
CVS Health Corp.	28,164	2,906,806
Kroger Co.	14,801	1,134,645
Wal-Mart Stores, Inc.	10,364	852,439

		7,748,662

Food Products - 1.0%
Archer-Daniels-Midland Co.	40,534	1,921,312

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Hershey Co. (B)	12,320	$ 1,243,211
Mondelez International, Inc., Class A	120,250	4,339,822

		7,504,345

Gas Utilities - 0.2%
AGL Resources, Inc.	13,270	658,855
Questar Corp.	31,203	744,504

		1,403,359

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	99,261	4,598,762
Becton Dickinson and Co. (B)	10,030	1,440,208
Boston Scientific Corp. (I)	191,650	3,401,787
Stryker Corp.	21,990	2,028,578

		11,469,335

Health Care Providers & Services - 2.0%
Aetna, Inc.	16,680	1,776,920
Cigna Corp.	2,800	362,432
Express Scripts Holding Co. (I)	2,650	229,940
Humana, Inc., Class A	21,205	3,774,914
McKesson Corp.	20,730	4,689,126
UnitedHealth Group, Inc.	29,919	3,539,119

		14,372,451

Health Care Technology - 0.0% (E)
Cerner Corp. (I)	3,080	225,641

Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises, Ltd., Class A	22,245	1,820,753
Starbucks Corp.	27,532	2,607,281

		4,428,034

Household Durables - 0.5%
Harman International Industries, Inc.	14,770	1,973,715
PulteGroup, Inc.	51,297	1,140,332
Toll Brothers, Inc. (I)	5,870	230,926

		3,344,973

Household Products - 1.1%
Kimberly-Clark Corp.	21,555	2,308,756
Procter & Gamble Co.	69,660	5,707,940

		8,016,696

Industrial Conglomerates - 0.3%
General Electric Co.	98,723	2,449,318

Insurance - 1.7%
ACE, Ltd.	34,827	3,882,862
American International Group, Inc.	39,300	2,153,247
Axis Capital Holdings, Ltd.	450	23,211
Hartford Financial Services Group, Inc.	6,210	259,702
Marsh & McLennan Cos., Inc.	12,470	699,442
MetLife, Inc.	68,266	3,450,847
Prudential Financial, Inc.	6,352	510,129
XL Group PLC, Class A	38,060	1,400,608

		12,380,048

Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (I)	8,066	3,001,358
Expedia, Inc. (B)	4,730	445,235

		3,446,593

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 2.2% (I)
Facebook, Inc., Class A	75,270	$ 6,188,323
Google, Inc., Class A	9,056	5,023,363
Google, Inc., Class C	8,246	4,518,808

		15,730,494

IT Services - 1.8%
Accenture PLC, Class A	46,190	4,327,541
Alliance Data Systems Corp. (I)	3,160	936,150
Cognizant Technology Solutions Corp., Class A (I)	40,678	2,537,901
Fidelity National Information Services, Inc.	16,660	1,133,880
Visa, Inc., Class A (B)	65,840	4,306,594
Xerox Corp.	13,740	176,559

		13,418,625

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	7,880	1,058,599

Machinery - 1.4%
Caterpillar, Inc. (B)	7,400	592,222
Cummins, Inc.	14,860	2,060,190
Ingersoll-Rand PLC	6,560	446,605
PACCAR, Inc.	49,507	3,125,872
Pall Corp.	8,710	874,397
Parker-Hannifin Corp.	16,820	1,997,880
Snap-on, Inc.	800	117,648
SPX Corp.	8,226	698,387

		9,913,201

Media - 2.9%
CBS Corp., Class B	25,900	1,570,317
Charter Communications, Inc., Class A (I)	8,150	1,573,846
Comcast Corp., Class A	89,076	5,030,122
DIRECTV (I)	4,110	349,761
DISH Network Corp., Class A (I)	18,059	1,265,214
Sirius XM Holdings, Inc. (B) (I)	55,800	213,156
Time Warner Cable, Inc.	6,410	960,731
Time Warner, Inc.	67,523	5,701,642
Twenty-First Century Fox, Inc., Class A (B)	131,250	4,441,500

		21,106,289

Metals & Mining - 0.4%
Alcoa, Inc.	151,249	1,954,137
U.S. Steel Corp. (B)	37,430	913,292

		2,867,429

Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	40,020	816,808
CMS Energy Corp.	43,427	1,516,037
NiSource, Inc., Class B	28,055	1,238,909
PG&E Corp.	43,400	2,303,238

		5,874,992

Multiline Retail - 0.3%
Dollar General Corp. (I)	12,340	930,189
Target Corp.	11,900	976,633

		1,906,822

Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp., Class A	16,617	1,376,054
Cheniere Energy, Inc. (I)	6,120	473,688
Chevron Corp.	54,092	5,678,578
Cimarex Energy Co.	1,950	224,425
Devon Energy Corp., Class A	6,590	397,443
EOG Resources, Inc.	20,404	1,870,843
EQT Corp.	12,570	1,041,676

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	80,406	$ 6,834,510
Marathon Oil Corp.	73,540	1,920,129
Marathon Petroleum Corp.	9,700	993,183
Occidental Petroleum Corp.	41,073	2,998,329
Phillips 66	1,900	149,340
Pioneer Natural Resources Co.	4,830	789,753
Valero Energy Corp.	15,740	1,001,379

		25,749,330

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	13,450	1,118,502

Pharmaceuticals - 3.5%
Actavis PLC (I)	8,883	2,643,759
Bristol-Myers Squibb Co.	82,632	5,329,764
Johnson & Johnson	73,601	7,404,261
Merck & Co., Inc.	72,300	4,155,804
Perrigo Co. PLC	5,868	971,447
Pfizer, Inc.	150,909	5,250,124

		25,755,159

Real Estate Investment Trusts - 1.5%
American Tower Corp., Class A	13,200	1,242,780
AvalonBay Communities, Inc.	10,099	1,759,751
Boston Properties, Inc.	5,617	789,076
Brixmor Property Group, Inc.	25,290	671,449
DiamondRock Hospitality Co.	32,600	460,638
Douglas Emmett, Inc.	4,660	138,915
Highwoods Properties, Inc.	10,441	477,989
Host Hotels & Resorts, Inc.	24,688	498,204
LaSalle Hotel Properties	2,400	93,264
Liberty Property Trust, Series C	17,110	610,827
Mid-America Apartment Communities, Inc.	5,550	428,848
Prologis, Inc., Class A	28,448	1,239,195
Public Storage	1,220	240,511
Simon Property Group, Inc.	10,634	2,080,436
Strategic Hotels & Resorts, Inc. (I)	7,500	93,225

		10,825,108

Road & Rail - 1.3%
Canadian Pacific Railway, Ltd.	6,782	1,239,071
CSX Corp.	76,691	2,540,006
Union Pacific Corp.	55,364	5,996,475

		9,775,552

Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc., Class A	28,820	650,179
Avago Technologies, Ltd., Class A	31,575	4,009,394
Broadcom Corp., Class A	66,270	2,869,160
Freescale Semiconductor, Ltd. (I)	12,340	502,978
KLA-Tencor Corp.	12,767	744,188
LAM Research Corp.	42,898	3,012,941
Micron Technology, Inc. (I)	21,730	589,535
NXP Semiconductors NV (I)	2,210	221,796

		12,600,171

Software - 2.4%
Adobe Systems, Inc. (I)	49,402	3,652,784
Microsoft Corp.	227,125	9,233,767
Oracle Corp.	100,835	4,351,030

		17,237,581

Specialty Retail - 2.3%
AutoZone, Inc. (B) (I)	3,537	2,412,800
Best Buy Co., Inc.	21,150	799,259

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Home Depot, Inc.	47,689	$ 5,417,947
Lowe’s Cos., Inc.	61,531	4,577,291
Tiffany & Co.	4,550	400,446
TJX Cos., Inc.	43,726	3,063,006

		16,670,749

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	145,805	18,142,516
Hewlett-Packard Co.	65,567	2,043,068

		20,185,584

Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (B) (I)	10,189	652,300
PVH Corp. (B)	1,870	199,267
Ralph Lauren Corp., Class A	7,450	979,675
VF Corp.	31,838	2,397,720

		4,228,962

Tobacco - 0.6%
Philip Morris International, Inc.	55,634	4,190,909

Total Common Stocks (Cost $351,025,275)		437,776,462

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (G)	24,780,113	24,780,113

Total Securities Lending Collateral (Cost $24,780,113)		24,780,113

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (G), dated 03/31/2015, to be repurchased at $8,906,181 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 11/01/2027 - 01/01/2033, and with a total value of $9,088,312.	$ 8,906,178	8,906,178

Total Repurchase Agreement (Cost $8,906,178)		8,906,178

Total Investments (Cost $694,250,264) (J)		786,938,870
Net Other Assets (Liabilities) - (8.6)%		(62,005,168)

Net Assets - 100.0%		$ 724,933,702

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	Long	53	06/19/2015	$3,453

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$68,348,452	$—	$68,348,452
U.S. Government Agency Obligations	—	45,984,743	—	45,984,743
Foreign Government Obligations	—	3,521,943	—	3,521,943
Mortgage-Backed Securities	—	36,995,690	—	36,995,690
Asset-Backed Securities	—	17,872,861	—	17,872,861
Municipal Government Obligations	—	1,320,749	—	1,320,749
Corporate Debt Securities	—	101,857,004	—	101,857,004
Short-Term U.S. Government Obligations	—	39,041,435	—	39,041,435
Preferred Stocks	533,240	—	—	533,240
Common Stocks	437,776,462	—	—	437,776,462
Securities Lending Collateral	24,780,113	—	—	24,780,113
Repurchase Agreement	—	8,906,178	—	8,906,178

Total Investments	$463,089,815	$323,849,055	$—	$786,938,870

Derivative Financial Instruments
Futures Contracts (L)	$3,453	$—	$—	$3,453

Total Derivative Financial Instruments	$3,453	$—	$—	$3,453

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $24,237,132. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $65,587,442, representing 9.0% of the Portfolio’s net assets.

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $2,396,034, representing 0.3% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The security has a perpetual maturity; the date displayed is the next call date.
(G)	Rate disclosed reflects the yield at March 31, 2015.
(H)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $439,954.

(I)	Non-income producing security.
(J)

Aggregate cost for federal income tax purposes is $694,250,264. Aggregate gross unrealized appreciation and depreciation for all securities is $98,710,464 and $6,021,858, respectively. Net unrealized appreciation for tax purposes is $92,688,606.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Derivative financial instrument valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

PORTFOLIO ABBREVIATIONS:

IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2015 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 92.6%
Alternative Investments - 9.7%
Transamerica MLP & Energy Income (A)	13,832	$ 146,338

Fixed Income - 16.4% (A)
Transamerica Bond	4,457	46,217
Transamerica Emerging Markets Debt	3,042	30,963
Transamerica High Yield Bond	8,492	80,760
Transamerica Short-Term Bond	9,034	91,424

		249,364

Global/International Equity - 9.1% (A)
Transamerica Developing Markets Equity	6,052	61,005
Transamerica International Small Cap	7,864	76,672

		137,677

Inflation-Protected Securities - 0.8%
Transamerica Inflation Opportunities (A)	1,272	12,477

Tactical and Specialty - 56.6% (A)
Transamerica Arbitrage Strategy	4,931	48,772
Transamerica Commodity Strategy (B)	5,331	35,721
Transamerica Global Multifactor Macro (B)	11,096	113,292
Transamerica Global Real Estate Securities	5,041	74,861
Transamerica Long/Short Strategy	35,405	335,286
Transamerica Managed Futures Strategy	21,463	252,838

		860,770

Total Investment Companies (Cost $1,393,093)		1,406,626

	Principal	Value
REPURCHASE AGREEMENT - 8.4%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $128,228 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 03/20/2028, and with a value of $132,556.	$ 128,228	128,228

Total Repurchase Agreement (Cost $128,228)		128,228

Total Investments (Cost $1,521,321) (D)		1,534,854
Net Other Assets (Liabilities) - (1.0)%		(14,563)

Net Assets - 100.0%		$ 1,520,291

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$1,406,626	$—	$—	$1,406,626
Repurchase Agreement	—	128,228	—	128,228

Total Investments	$1,406,626	$128,228	$—	$1,534,854

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $1,521,321. Aggregate gross unrealized appreciation and depreciation for all securities is $34,205 and $20,672, respectively. Net unrealized appreciation for tax purposes is $13,533.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 25.8%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 33,400,000	$ 34,764,691
3.13%, 08/15/2044	13,100,000	14,677,122
3.38%, 05/15/2044	500,000	585,742
U.S. Treasury Note
0.13%, 04/30/2015 (B)	3,047,000	3,046,525
1.00%, 08/31/2019 (B)	1,500,000	1,481,133
1.50%, 01/31/2022	400,000	394,844
1.63%, 08/15/2022 - 11/15/2022 (A)	72,400,000	71,816,772
2.00%, 10/31/2021	13,400,000	13,676,375
2.13%, 06/30/2021 (A)	4,000,000	4,118,124
2.38%, 08/15/2024	10,200,000	10,603,216
2.50%, 05/15/2024 (A)	2,900,000	3,046,360

Total U.S. Government Obligations (Cost $147,563,296)		158,210,904

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.9%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (C)	14,450,000	14,329,617
2.38%, 01/13/2022	10,800,000	11,168,248
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,802,228
1.88%, 09/18/2018 (C)	6,800,000	6,970,959
4.50%, 04/01/2028 - 10/01/2041	1,384,143	1,512,957
Financing Corp., PO
05/11/2018	600,000	580,160

Total U.S. Government Agency Obligations (Cost $35,143,997)		36,364,169

FOREIGN GOVERNMENT OBLIGATION - 0.2%
Province of Ontario, Canada
1.65%, 09/27/2019 (C)	1,200,000	1,204,764

Total Foreign Government Obligation (Cost $1,197,833)		1,204,764

MORTGAGE-BACKED SECURITIES - 0.2%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	14,505	14,518
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.61%, 07/25/2035 (D)	62,817	61,463
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1
0.47%, 05/25/2035 (D)	100,788	86,213
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (D) (E)	18,942	19,074
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.47%, 12/15/2048 (D)	2,423,875	144,145
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1
0.41%, 03/25/2035 (D)	892,525	803,323

Total Mortgage-Backed Securities (Cost $1,059,706)		1,128,736

	Principal	Value
ASSET-BACKED SECURITIES - 0.4%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	$ 200,000	$ 200,010
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1
0.95%, 05/25/2034 (D)	573,609	521,535
FFMLT Trust
Series 2005-FF2, Class M3
0.89%, 03/25/2035 (D)	100,000	99,129
Series 2005-FF2, Class M4
1.06%, 03/25/2035 (D)	400,000	363,625
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.50%, 07/20/2019 (D) (E)	53,483	53,393
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	372,994	372,893
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.87%, 12/26/2031 (D) (E)	104,799	105,245
RASC Trust
Series 2006-EMX2, Class A2
0.37%, 02/25/2036 (D)	414,277	408,542
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.42%, 07/15/2036 (D)	143,565	142,513
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.45%, 03/15/2024 (D)	135,283	134,083
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.92%, 10/16/2023(D) (E)	34,231	34,315
SLM Student Loan Trust
Series 2004-10, Class A5A
0.66%, 04/25/2023 (D) (E)	109,797	109,840

Total Asset-Backed Securities (Cost $2,433,293)		2,545,123

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds
Series S1
6.92%, 04/01/2040	200,000	281,262
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	200,000	289,364
State of California, General Obligation Unlimited
7.35%, 11/01/2039	300,000	449,346

		1,019,972

New York - 0.0% (F)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	200,000	218,730

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.0% (F)
Utah State Board of Regents, Revenue Bonds
Series 1
0.92%, 12/26/2031 (D)	$ 99,638	$ 99,928

Total Municipal Government Obligations (Cost $1,265,449)		1,338,630

CORPORATE DEBT SECURITIES - 8.6%
Aerospace & Defense - 0.0% (F)
Lockheed Martin Corp.
3.60%, 03/01/2035	40,000	39,980

Air Freight & Logistics - 0.0% (F)
United Parcel Service, Inc.
2.45%, 10/01/2022 (C)	100,000	100,688

Airlines - 0.0% (F)
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	47,337	49,586
5.50%, 04/29/2022	45,299	48,130
Southwest Airlines Co.
2.75%, 11/06/2019 (C)	50,000	51,138

		148,854

Automobiles - 0.5%
Daimler Finance North America LLC
0.68%, 03/02/2018 (D) (E) (G)	800,000	800,902
2.25%, 03/02/2020 (E)	800,000	805,493
Toyota Motor Credit Corp.
0.55%, 05/17/2016 (D)	200,000	200,509
Series MTN
2.15%, 03/12/2020	1,200,000	1,211,130
Volkswagen International Finance NV
0.70%, 11/18/2016 (D) (E)	250,000	250,472

		3,268,506

Banks - 1.9%
American Express Centurion Bank
0.71%, 11/13/2015 (D)	500,000	500,891
Bank of Montreal Series MTN
2.55%, 11/06/2022	220,000	218,806
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.82%, 03/05/2018 (D) (E) (G)	900,000	901,274
2.30%, 03/05/2020 (E)	350,000	350,305
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,203,661
BPCE SA
4.63%, 07/11/2024 (E)	400,000	410,463
Commonwealth Bank of Australia
0.53%, 09/08/2017 (D) (E) (G)	700,000	699,610
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
4.50%, 01/11/2021 (C)	220,000	246,296
Credit Agricole SA
7.88%, 01/23/2024 (C) (D) (E) (H)	250,000	264,761
HSBC Holdings PLC
5.10%, 04/05/2021 (C)	280,000	319,779
HSBC USA, Inc.
0.87%, 11/13/2019 (D)	460,000	459,358
2.38%, 11/13/2019	550,000	554,887
ING Bank NV
0.82%, 03/16/2018 (E) (G)	900,000	899,731
2.45%, 03/16/2020 (C) (E) (G)	80,000	80,981

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KeyBank NA
2.50%, 12/15/2019	$ 100,000	$ 101,926
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	760,568
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (C) (E) (G)	800,000	834,659
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (I)	400,000	369,520
Swedbank AB
2.20%, 03/04/2020 (E) (G)	1,190,000	1,195,418
Toronto-Dominion Bank
0.49%, 05/02/2017 (C) (D)	400,000	399,905
Wells Fargo & Co. Series MTN
3.00%, 02/19/2025	500,000	502,150
Westpac Banking Corp.
1.03%, 09/25/2015 (D)	300,000	301,010

		11,575,959

Biotechnology - 0.1%
Amgen, Inc.
3.63%, 05/22/2024 (C)	400,000	420,659
4.10%, 06/15/2021	400,000	433,170

		853,829

Building Products - 0.0% (F)
Masco Corp.
4.45%, 04/01/2025	40,000	41,300
Owens Corning
4.20%, 12/01/2024 (C)	50,000	51,563

		92,863

Capital Markets - 0.5%
Bank of New York Mellon Corp. Series MTN
3.00%, 02/24/2025	1,100,000	1,115,972
Goldman Sachs Group, Inc.
0.71%, 03/22/2016 (D)	300,000	299,920
6.15%, 04/01/2018	280,000	314,787
Series MTN
3.85%, 07/08/2024 (C)	300,000	313,972
Morgan Stanley Series MTN
6.63%, 04/01/2018	200,000	227,470
UBS AG Series MTN
0.64%, 08/14/2017 (D)	250,000	250,164
2.38%, 08/14/2019	250,000	251,994

		2,774,279

Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (C)	40,000	37,400
Eaton Corp.
2.75%, 11/02/2022	125,000	125,260
ERAC USA Finance LLC
1.40%, 04/15/2016 (E)	100,000	100,319
4.50%, 02/15/2045 (E) (G)	40,000	40,467
MUFG Americas Holdings Corp.
0.83%, 02/09/2018 (D)	114,000	114,157
2.25%, 02/10/2020	41,000	41,080
Waste Management, Inc.
3.13%, 03/01/2025	40,000	40,385

		499,068

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.4%
American Express Co.
4.90%, 03/15/2020 (C) (H)	$ 180,000	$ 182,610
American Express Credit Corp. Series MTN
0.75%, 08/15/2019 (D)	700,000	696,975
2.25%, 08/15/2019 (C)	600,000	608,693
Navient Corp.
5.88%, 03/25/2021	770,000	767,113
PACCAR Financial Corp. Series MTN
0.53%, 02/08/2016 (D)	150,000	150,191
Synchrony Financial
2.70%, 02/03/2020	41,000	41,178

		2,446,760

Diversified Financial Services - 0.5%
Bank of America Corp. Series MTN
0.87%, 08/25/2017 (D)	290,000	290,050
6.88%, 04/25/2018	220,000	251,649
Bank of America NA
0.68%, 05/08/2017 (D)	250,000	249,574
Ford Motor Credit Co. LLC
0.78%, 09/08/2017 (D)	700,000	695,974
General Electric Capital Corp.
0.87%, 12/11/2015 (D)	120,000	120,481
General Motors Financial Co., Inc.
3.50%, 07/10/2019	200,000	205,333
Helios Leasing I LLC
1.56%, 09/28/2024	161,529	158,263
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	204,542
JPMorgan Chase Bank NA
6.00%, 10/01/2017	260,000	287,779
Lazard Group LLC
3.75%, 02/13/2025	81,000	79,885
LeasePlan Corp. NV
2.50%, 05/16/2018 (E)	300,000	303,377
3.00%, 10/23/2017 (E) (G)	250,000	257,225
Tagua Leasing LLC
1.58%, 11/16/2024	165,534	162,307

		3,266,439

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
0.64%, 02/12/2016 (D)	200,000	199,877
0.69%, 03/30/2017 (D)	500,000	499,115
Verizon Communications, Inc.
0.66%, 06/09/2017 (D)	400,000	399,365
1.04%, 06/17/2019 (D)	300,000	302,322
1.80%, 09/15/2016 (D)	500,000	508,058
4.50%, 09/15/2020 (C)	100,000	110,427
5.15%, 09/15/2023	200,000	229,297

		2,248,461

Electric Utilities - 0.2%
Duke Energy Corp.
0.65%, 04/03/2017 (D)	200,000	200,435
3.75%, 04/15/2024	200,000	214,083
Duke Energy Progress, Inc.
0.46%, 03/06/2017 (D)	200,000	199,912
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	156,930

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
FirstEnergy Corp.
2.75%, 03/15/2018	$ 100,000	$ 102,409
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (E)	200,000	211,973

		1,085,742

Electrical Equipment - 0.0% (F)
Schneider Electric SE
2.95%, 09/27/2022 (E)	150,000	152,319

Energy Equipment & Services - 0.3%
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	91,070
Energy Transfer Partners, LP
4.05%, 03/15/2025	400,000	403,384
Kinder Morgan, Inc.
5.05%, 02/15/2046	800,000	798,935
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	100,000	97,464
3.60%, 11/01/2024	100,000	100,400

		1,491,253

Food & Staples Retailing - 0.0% (F)
CVS Pass-Through Trust
4.16%, 08/11/2036 (E)	98,359	103,246

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.
0.72%, 06/15/2016 (D)	470,000	470,574
3.73%, 12/15/2024	110,000	115,126
Medtronic, Inc.
3.50%, 03/15/2025 (E)	220,000	229,986
Zimmer Holdings, Inc.
2.70%, 04/01/2020	40,000	40,558
3.15%, 04/01/2022	80,000	80,968
3.55%, 04/01/2025	80,000	81,659

		1,018,871

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	50,000	52,155
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	41,000	41,167
McKesson Corp.
0.66%, 09/10/2015 (D)	100,000	100,032
UnitedHealth Group, Inc.
2.88%, 12/15/2021	1,090,000	1,118,967

		1,312,321

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
1.20%, 02/05/2016	200,000	200,301
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (E)	900,000	911,250

		1,111,551

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	264,447
4.50%, 03/11/2044	100,000	112,250

		376,697

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.6%
First American Financial Corp.
4.30%, 02/01/2023	$ 100,000	$ 100,132
4.60%, 11/15/2024	50,000	52,253
Jackson National Life Global Funding
2.30%, 04/16/2019 (E)	300,000	303,574
MetLife, Inc.
4.05%, 03/01/2045	40,000	41,425
Metropolitan Life Global Funding I
2.30%, 04/10/2019 (E)	700,000	710,580
New York Life Global Funding
1.13%, 03/01/2017 (E)	200,000	200,778
Pricoa Global Funding I
1.15%, 11/25/2016 (C) (E)	500,000	500,902
2.20%, 05/16/2019 (E)	200,000	202,394
Principal Life Global Funding II
2.20%, 04/08/2020 (G)	1,300,000	1,298,284
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (E)	200,000	201,959
Reliance Standard Life Global Funding II
2.50%, 04/24/2019 (E)	100,000	101,367
XLIT, Ltd.
4.45%, 03/31/2025	40,000	40,259

		3,753,907

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	196,580
3.30%, 12/05/2021	110,000	114,403

		310,983

IT Services - 0.0% (F)
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	100,000	102,856

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	110,000	112,790

Machinery - 0.0% (F)
Stanley Black & Decker, Inc.
2.90%, 11/01/2022	200,000	203,280

Media - 0.3%
21st Century Fox America, Inc.
3.70%, 09/15/2024	800,000	846,076
Cox Communications, Inc.
3.25%, 12/15/2022 (C) (E)	100,000	101,433
Discovery Communications LLC
3.45%, 03/15/2025	40,000	39,968
SES SA
3.60%, 04/04/2023 (C) (E)	200,000	209,340
Sky PLC
3.13%, 11/26/2022 (E)	80,000	79,813
3.75%, 09/16/2024 (E)	200,000	206,769

		1,483,399

Metals & Mining - 0.0% (F)
Anglo American Capital PLC
1.20%, 04/15/2016 (D) (E)	200,000	199,896

Multi-Utilities - 0.0% (F)
Sempra Energy
2.88%, 10/01/2022	150,000	149,957

Multiline Retail - 0.0% (F)
Family Tree Escrow LLC
5.75%, 03/01/2023 (E)	101,000	106,303

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 0.5%
BP Capital Markets PLC
0.68%, 02/13/2018 (D)	$ 450,000	$ 450,369
2.32%, 02/13/2020 (C)	800,000	806,714
3.51%, 03/17/2025	120,000	122,395
3.54%, 11/04/2024 (C)	219,000	223,026
Canadian Natural Resources, Ltd.
0.65%, 03/30/2016 (D)	100,000	99,858
Continental Resources, Inc.
3.80%, 06/01/2024 (C)	100,000	92,174
Devon Energy Corp.
0.72%, 12/15/2015 (D)	200,000	199,697
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (I)	400,000	459,921
Enbridge, Inc.
3.50%, 06/10/2024 (C)	100,000	98,229
EOG Resources, Inc.
3.90%, 04/01/2035	40,000	41,017
Petroleos Mexicanos
6.00%, 03/05/2020 (C)	200,000	228,100
Rosneft Finance SA Series MTN
7.88%, 03/13/2018 (I)	200,000	202,016
Statoil ASA
2.45%, 01/17/2023	125,000	122,997
Western Gas Partners, LP
4.00%, 07/01/2022	115,000	116,899
Woodside Finance, Ltd.
3.65%, 03/05/2025 (E)	40,000	39,640

		3,303,052

Pharmaceuticals - 0.5%
AbbVie, Inc.
1.02%, 11/06/2015 (D)	200,000	200,604
Actavis Funding SCS
3.80%, 03/15/2025	80,000	82,562
3.85%, 06/15/2024	100,000	103,294
ELI Lilly & Co.
2.75%, 06/01/2025 (C)	1,190,000	1,195,254
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (E)	1,000,000	997,500
Johnson & Johnson
0.33%, 11/28/2016 (D)	200,000	200,218
Merck & Co., Inc.
2.35%, 02/10/2022	81,000	81,072

		2,860,504

Professional Services - 0.1%
Moody’s Corp.
2.75%, 07/15/2019	200,000	204,447
5.25%, 07/15/2044	100,000	113,579

		318,026

Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	300,000	316,700
American Tower Corp.
3.50%, 01/31/2023	100,000	99,124
iStar Financial, Inc.
4.00%, 11/01/2017	100,000	98,750

		514,574

Road & Rail - 0.2%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (E)	200,000	204,262

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$ 200,000	$ 204,016
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	393,673
JB Hunt Transport Services, Inc.
2.40%, 03/15/2019	100,000	101,846

		903,797

Software - 0.4%
Adobe Systems, Inc.
3.25%, 02/01/2025	41,000	41,440
Microsoft Corp.
2.13%, 11/15/2022 (C)	300,000	294,512
2.70%, 02/12/2025	800,000	803,085
Oracle Corp.
0.76%, 10/08/2019 (D)	500,000	502,215
2.80%, 07/08/2021	400,000	414,314
4.30%, 07/08/2034	400,000	434,026

		2,489,592

Specialty Retail - 0.0% (F)
QVC, Inc.
4.45%, 02/15/2025 (C)	100,000	100,666
4.85%, 04/01/2024	100,000	103,956

		204,622

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.56%, 05/06/2019 (C) (D)	400,000	401,764
3.45%, 05/06/2024	400,000	424,540

		826,304

Tobacco - 0.0% (F)
Reynolds American, Inc.
4.85%, 09/15/2023 (C)	100,000	110,490

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	104,000	106,568
6.38%, 03/01/2025	104,000	107,317
VimpelCom Holdings BV
5.20%, 02/13/2019 (E)	200,000	183,000

		396,885

Total Corporate Debt Securities (Cost $51,714,348)		52,318,903

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 14.3% (J)
U.S. Treasury Bill
0.04%, 05/07/2015 - 05/14/2015 (B)	3,753,000	3,752,854
0.04%, 04/02/2015	581,000	581,000
0.05%, 06/04/2015 (B)	5,483,000	5,482,539
0.23%, 03/03/2016	78,100,000	77,921,446

Total Short-Term U.S. Government Obligations (Cost $87,737,839)		87,737,839

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.2% (J)
Federal Home Loan Bank Discount Notes
0.05%, 04/02/2015 - 05/01/2015	34,200,000	34,199,724
0.06%, 04/29/2015 - 06/12/2015	5,800,000	5,799,469
0.07%, 04/20/2015 - 06/05/2015	29,700,000	29,697,960
0.08%, 04/17/2015 - 06/15/2015	9,000,000	8,999,217
0.09%, 05/06/2015 - 05/19/2015	1,600,000	1,599,821
0.10%, 04/10/2015 - 04/29/2015	700,000	699,956
0.11%, 05/20/2015 - 05/22/2015	22,200,000	22,196,668

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
0.12%, 05/19/2015 - 05/22/2015	$ 3,700,000	$ 3,699,418
0.13%, 05/27/2015 - 06/01/2015	7,200,000	7,198,493
0.17%, 09/04/2015 - 09/09/2015	2,300,000	2,298,266
Federal Home Loan Mortgage Corp. Discount Notes
0.07%, 04/01/2015 - 04/28/2015	25,600,000	25,599,413
0.08%, 04/27/2015 - 05/05/2015	15,100,000	15,099,106
0.10%, 04/14/2015 - 05/06/2015	12,500,000	12,498,804
0.12%, 05/27/2015	100,000	99,981
0.13%, 06/09/2015	600,000	599,851
0.15%, 07/07/2015	4,200,000	4,198,303
0.16%, 07/22/2015 - 07/23/2015	34,500,000	34,483,233
Federal National Mortgage Association Discount Notes
0.05%, 06/16/2015	3,400,000	3,399,641
0.07%, 04/27/2015	2,100,000	2,099,894
0.08%, 04/22/2015 - 05/01/2015	25,100,000	25,098,334
0.09%, 04/22/2015	600,000	599,970
0.10%, 05/21/2015	10,500,000	10,498,542
0.11%, 05/13/2015	400,000	399,951
0.14%, 06/01/2015	1,500,000	1,499,644

Total Short-Term U.S. Government Agency Obligations (Cost $252,563,659)		252,563,659

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.9%
S&P 500®, Put
Index Value $1,750.00
Expires 12/19/2015	1,467	5,427,900

Total Exchange-Traded Options Purchased (Cost $8,719,904)		5,427,900

	Notional Amount	Value
OVER-THE-COUNTER SWAPTIONS PURCHASED - 0.0% (F) (K)
If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style, Put (G) Expires 09/21/2015, BNP	$ 300,000	1,639

Total Over-the-Counter Swaptions Purchased (Cost $23,689)		1,639

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (J)	7,662,885	7,662,885

Total Securities Lending Collateral (Cost $7,662,885)		7,662,885

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.1%

State Street Bank & Trust Co. 0.01% (J), dated 03/31/2015, to be repurchased at $13,124,218 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $13,389,351.

	$ 13,124,214	$ 13,124,214

Total Repurchase Agreement (Cost $13,124,214)		13,124,214

Total Investments (Cost $610,210,112) (L)		619,629,365
Net Other Assets (Liabilities) - (1.1)%		(6,733,919)

Net Assets - 100.0%		$ 612,895,446

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (K)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Receive	0.75%	09/11/2015	EUR	2,800,000	$(75,509)	$(128,590)
Put - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Pay	1.30	09/11/2015		2,800,000	(81,431)	(63,783)
Put - 5-Year	BNP	3-Month USD-LIBOR BBA	Pay	2.50	09/21/2015		$1,260,000	(22,578)	(3,194)

Total								$(179,518)	$(195,567)

CENTRALLY CLEARED SWAP AGREEMENTS: (M)

Credit Default Swap Agreements on Credit Indices – Sell Protection (N)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (O)	Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 18	1.00%	06/20/2018	$23,800,000	$463,775	$232,481	$231,294
North American Investment Grade Index - Series 20	1.00	06/20/2018	26,600,000	517,995	226,968	291,027
North American Investment Grade Index - Series 21	1.00	12/20/2018	62,200,000	1,194,747	1,029,847	164,900
North American Investment Grade Index - Series 22	1.00	06/20/2019	87,500,000	1,624,275	1,651,281	(27,006)
North American Investment Grade Index - Series 23	1.00	12/20/2019	254,000,000	4,308,640	3,823,850	484,790
North American Investment Grade Index - Series 24	1.00	06/20/2020	74,600,000	1,372,659	1,392,867	(20,208)

Total				$9,482,091	$8,357,294	$1,124,797

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023		$650,000	$40,183	$(3,674)	$43,857
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	700,000	34,388	(1,751)	36,139

Total					$74,571	$(5,425)	$79,996

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	500,000	$(72,990)	$(3,255)	$(69,735)

OVER THE COUNTER SWAP AGREEMENTS: (K)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (N)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (Basis Points) at March 31, 2015 (Q)	Notional Amount (O)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	1.00%	06/20/2020	JPM	409.59	$200,000	$(27,827)	$(30,561)	$2,734

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (K)

Total Return Swap Agreements – Payable (R)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	3-Month USD-LIBOR BBA	11/16/2015	GSC	944,341	$110,427	$0	$110,427

FUTURES CONTRACTS: (S)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	41	06/30/2015	$60,810
10-Year U.S. Treasury Note	Long	22	06/19/2015	34,323
Russell 2000® Mini Index	Long	245	06/19/2015	614,238
S&P 500® E-Mini	Long	2,663	06/19/2015	818,844

Total				$1,528,215

FORWARD FOREIGN CURRENCY CONTRACTS: (K)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	04/02/2015	3,113,932	USD	371,900,000	JPY	$12,997	$—
JPM	05/19/2015	150,000	EUR	159,213	USD	2,182	—

Total						$15,179	$—

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$158,210,904	$—	$158,210,904
U.S. Government Agency Obligations	—	36,364,169	—	36,364,169
Foreign Government Obligation	—	1,204,764	—	1,204,764
Mortgage-Backed Securities	—	1,128,736	—	1,128,736
Asset-Backed Securities	—	2,545,123	—	2,545,123
Municipal Government Obligations	—	1,338,630	—	1,338,630
Corporate Debt Securities	—	52,318,903	—	52,318,903
Short-Term U.S. Government Obligations	—	87,737,839	—	87,737,839
Short-Term U.S. Government Agency Obligations	—	252,563,659	—	252,563,659
Exchange-Traded Options Purchased	5,427,900	—	—	5,427,900
Over-the-Counter Swaptions Purchased	—	1,639	—	1,639
Securities Lending Collateral	7,662,885	—	—	7,662,885
Repurchase Agreement	—	13,124,214	—	13,124,214

Total Investments	$13,090,785	$606,538,580	$—	$619,629,365

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS (continued)
Derivative Financial Instruments
Credit Default Swap Agreements	$—	$9,482,091	$—	$9,482,091
Interest Rate Swap Agreements	—	74,571	—	74,571
Total Return Swap Agreements	—	110,427	—	110,427
Futures Contracts (U)	1,528,215	—	—	1,528,215
Forward Foreign Currency Contracts (U)	—	15,179	—	15,179

Total Derivative Financial Instruments	$1,528,215	$9,682,268	$—	$11,210,483

LIABILITIES
Derivative Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(195,567)	$—	$(195,567)
Credit Default Swap Agreements	—	(27,827)	—	(27,827)
Interest Rate Swap Agreements	—	(72,990)	—	(72,990)

Total Derivative Financial Instruments	$—	$(296,384)	$—	$(296,384)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $7,508,074.

(B)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $13,385,087.

(C)

All or a portion of the security is on loan. The value of all securities on loan is $7,503,340. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $14,675,608, representing 2.4% of the Portfolio’s net assets.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Total aggregate value of illiquid securities is $7,010,190, representing 1.1% of the Portfolio’s net assets.
(H)	The security has a perpetual maturity; the date displayed is the next call date.
(I)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(J)	Rate disclosed reflects the yield at March 31, 2015.
(K)	Cash in the amount of $940,000 has been segregated by the broker as collateral for open swap, swaptions and/or forward foreign currency contracts.
(L)

Aggregate cost for federal income tax purposes is $610,210,112. Aggregate gross unrealized appreciation and depreciation for all securities is $12,897,831 and $3,478,578, respectively. Net unrealized appreciation for tax purposes is $9,419,253.

(M)	Cash in the amount of $1,147,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(N)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(O)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(P)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Q)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(R)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(S)	Cash in the amount of $374,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(T)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(U)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

BBA	British Bankers’ Association
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro InterBank Offered Rate
IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PO	Principal only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 29.2%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 12,800,000	$ 13,322,995
3.13%, 08/15/2044	6,380,000	7,148,095
U.S. Treasury Note
1.00%, 08/31/2019 (B)	800,000	789,938
1.50%, 08/31/2018 - 01/31/2022 (A)	2,700,000	2,679,336
1.63%, 08/15/2022 (A)	17,000,000	16,863,201
2.00%, 10/31/2021	3,900,000	3,980,437
2.13%, 06/30/2021 (A)	2,400,000	2,470,874
2.38%, 08/15/2024	11,400,000	11,850,653

Total U.S. Government Obligations (Cost $55,661,809)		59,105,529

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,288,767
2.38%, 01/13/2022	7,500,000	7,755,728
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,802,228
1.88%, 09/18/2018	2,200,000	2,255,310
4.50%, TBA	1,000,000	1,088,204
Financing Corp., PO
05/11/2018	600,000	580,160

Total U.S. Government Agency Obligations (Cost $20,037,017)		20,770,397

FOREIGN GOVERNMENT OBLIGATION - 0.6%
Province of Ontario, Canada
1.65%, 09/27/2019 (C)	1,200,000	1,204,764

Total Foreign Government Obligation (Cost $1,197,833)		1,204,764

MORTGAGE-BACKED SECURITIES - 0.3%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	7,253	7,259
Banc of America Mortgage Trust
Series 2004-D, Class 2A2
2.67%, 05/25/2034 (D)	44,098	43,951
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.61%, 07/25/2035 (D)	48,160	47,122
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7
5.50%, 05/25/2034	292,627	299,123
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (D) (E)	9,471	9,537
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.47%, 12/15/2048 (D)	2,229,965	132,614

Total Mortgage-Backed Securities (Cost $545,817)		539,606

	Principal	Value
ASSET-BACKED SECURITIES - 0.5%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	$ 100,000	$ 100,005
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2
1.37%, 01/25/2045 (D)	346,384	282,448
FFMLT Trust
Series 2005-FF2, Class M4
1.06%, 03/25/2035 (D)	300,000	272,719
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	93,249	93,223
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.87%, 12/26/2031 (D) (E)	69,866	70,164
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.42%, 07/15/2036 (D)	71,783	71,256
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.45%, 03/15/2024 (D)	67,642	67,042
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.92%, 10/16/2023 (D) (E)	17,115	17,158
SLM Student Loan Trust
Series 2004-10, Class A5A
0.66%, 04/25/2023 (D) (E)	54,898	54,920

Total Asset-Backed Securities (Cost $997,607)		1,028,935

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.5%
Bay Area Toll Authority, Revenue Bonds
Series S1
6.92%, 04/01/2040	200,000	281,262
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	200,000	289,364
State of California, General Obligation Unlimited
7.35%, 11/01/2039	300,000	449,346

		1,019,972

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	200,000	218,730

Utah - 0.1%
Utah State Board of Regents, Revenue Bonds
Series 1
0.92%, 12/26/2031 (D)	66,425	66,619

Total Municipal Government Obligations (Cost $1,232,236)		1,305,321

CORPORATE DEBT SECURITIES - 10.8%
Aerospace & Defense - 0.0% (F)
Lockheed Martin Corp.
3.60%, 03/01/2035 (C)	16,000	15,992

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.0% (F)
United Parcel Service, Inc.
2.45%, 10/01/2022 (C)	$ 100,000	$ 100,688

Airlines - 0.1%
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	47,337	49,586
5.50%, 04/29/2022	45,299	48,130
Southwest Airlines Co.
2.75%, 11/06/2019 (C)	20,000	20,455

		118,171

Automobiles - 0.5%
Daimler Finance North America LLC
0.68%, 03/02/2018 (D) (E) (G)	170,000	170,192
2.25%, 03/02/2020 (E)	300,000	302,060
Toyota Motor Credit Corp.
0.55%, 05/17/2016 (D)	100,000	100,254
Series MTN
2.15%, 03/12/2020	500,000	504,638

		1,077,144

Banks - 2.1%
Bank of Montreal Series MTN
2.55%, 11/06/2022 (C)	200,000	198,915
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.82%, 03/05/2018 (D) (E) (G)	200,000	200,283
2.30%, 03/05/2020 (E)	200,000	200,174
Barclays PLC
3.65%, 03/16/2025	500,000	501,526
Commonwealth Bank of Australia
0.53%, 09/08/2017 (D) (E) (G)	100,000	99,944
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 (C)	200,000	223,905
Credit Agricole SA
7.88%, 01/23/2024 (D) (E) (H)	250,000	264,761
HSBC Holdings PLC
5.10%, 04/05/2021 (C)	240,000	274,097
HSBC USA, Inc.
0.87%, 11/13/2019 (D)	100,000	99,860
2.38%, 11/13/2019	180,000	181,599
ING Bank NV
0.82%, 03/16/2018 (D) (E) (G)	200,000	199,940
2.45%, 03/16/2020 (E) (G)	30,000	30,368
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	253,523
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (C) (E) (G)	300,000	312,997
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (I)	400,000	369,520
Swedbank AB
2.20%, 03/04/2020 (E) (G)	450,000	452,049
Toronto-Dominion Bank
0.49%, 05/02/2017 (D)	100,000	99,976
Wells Fargo & Co. Series MTN
3.00%, 02/19/2025	200,000	200,860
Westpac Banking Corp.
1.03%, 09/25/2015 (D)	150,000	150,505

		4,314,802

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.3% (C)
Amgen, Inc.
3.63%, 05/22/2024	$ 200,000	$ 210,329
4.10%, 06/15/2021	400,000	433,171

		643,500

Building Products - 0.0% (F)
Masco Corp.
4.45%, 04/01/2025	20,000	20,650
Owens Corning
4.20%, 12/01/2024 (C)	20,000	20,625

		41,275

Capital Markets - 0.9%
Bank of New York Mellon Corp. Series MTN
3.00%, 02/24/2025	500,000	507,260
Goldman Sachs Group, Inc.
0.71%, 03/22/2016 (D)	150,000	149,960
6.15%, 04/01/2018	240,000	269,818
Series MTN
3.85%, 07/08/2024 (C)	100,000	104,657
Morgan Stanley Series MTN
6.63%, 04/01/2018	200,000	227,470
UBS AG Series MTN
0.64%, 08/14/2017 (D)	250,000	250,164
2.38%, 08/14/2019 (C)	250,000	251,994

		1,761,323

Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023 (C)	40,000	37,400
Eaton Corp.
2.75%, 11/02/2022	250,000	250,520
ERAC USA Finance LLC
4.50%, 02/15/2045 (E) (G)	15,000	15,175
MUFG Americas Holdings Corp.
0.83%, 02/09/2018 (D)	24,000	24,033
2.25%, 02/10/2020	15,000	15,029
Waste Management, Inc.
3.13%, 03/01/2025	15,000	15,145

		357,302

Consumer Finance - 0.4%
American Express Co.
4.90%, 03/15/2020 (C) (D) (H)	70,000	71,015
American Express Credit Corp. Series MTN
0.75%, 08/15/2019 (D)	100,000	99,568
2.25%, 08/15/2019 (C)	200,000	202,898
Navient Corp.
5.88%, 03/25/2021	330,000	328,762
PACCAR Financial Corp. Series MTN
0.53%, 02/08/2016 (D)	70,000	70,089
Synchrony Financial
2.70%, 02/03/2020	15,000	15,065

		787,397

Diversified Financial Services - 0.9%
Bank of America Corp. Series MTN
0.87%, 08/25/2017 (D)	50,000	50,009
6.88%, 04/25/2018	200,000	228,772

‘The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Bank of America NA
0.68%, 05/08/2017 (D)	$ 250,000	$ 249,574
Ford Motor Credit Co. LLC
0.78%, 09/08/2017 (D)	200,000	198,850
General Electric Capital Corp.
0.87%, 12/11/2015 (D)	60,000	60,240
Helios Leasing I LLC
1.56%, 09/28/2024	161,528	158,262
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	204,542
JPMorgan Chase Bank NA
6.00%, 10/01/2017	340,000	376,327
Lazard Group LLC
3.75%, 02/13/2025	30,000	29,587
Tagua Leasing LLC
1.58%, 11/16/2024	165,534	162,307

		1,718,470

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
0.64%, 02/12/2016 (D)	100,000	99,939
0.69%, 03/30/2017 (D)	100,000	99,823
Verizon Communications, Inc.
0.66%, 06/09/2017 (D)	100,000	99,841
1.04%, 06/17/2019 (D)	200,000	201,548
1.80%, 09/15/2016 (D)	100,000	101,612
4.50%, 09/15/2020	100,000	110,427
5.15%, 09/15/2023	100,000	114,648

		827,838

Electric Utilities - 0.4%
Duke Energy Corp.
0.65%, 04/03/2017 (D)	100,000	100,218
3.75%, 04/15/2024	100,000	107,041
Duke Energy Progress, Inc.
0.46%, 03/06/2017 (D)	100,000	99,956
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	104,620
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	102,409
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (E)	200,000	211,973

		726,217

Electrical Equipment - 0.1%
Schneider Electric SE
2.95%, 09/27/2022 (E)	150,000	152,319

Energy Equipment & Services - 0.3% (C)
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	91,070
Energy Transfer Partners, LP
4.05%, 03/15/2025	200,000	201,692
Kinder Morgan, Inc.
5.05%, 02/15/2046	300,000	299,601

		592,363

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
0.72%, 06/15/2016 (D)	90,000	90,110
3.73%, 12/15/2024	40,000	41,864
Medtronic, Inc.
3.50%, 03/15/2025 (E)	70,000	73,177

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.
2.70%, 04/01/2020 (C)	$ 20,000	$ 20,279
3.15%, 04/01/2022	30,000	30,363
3.55%, 04/01/2025 (C)	30,000	30,622

		286,415

Health Care Providers & Services - 0.3%
Aetna, Inc.
3.50%, 11/15/2024	20,000	20,862
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	15,000	15,061
McKesson Corp.
0.66%, 09/10/2015 (D)	100,000	100,032
UnitedHealth Group, Inc.
2.88%, 12/15/2021	370,000	379,833

		515,788

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
1.20%, 02/05/2016	100,000	100,150
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (C) (E)	300,000	303,750

		403,900

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	140,000	142,394
4.50%, 03/11/2044 (C)	100,000	112,251

		254,645

Insurance - 0.6%
First American Financial Corp.
4.60%, 11/15/2024 (C)	20,000	20,901
MetLife, Inc.
4.05%, 03/01/2045 (C)	20,000	20,712
Metropolitan Life Global Funding I
2.30%, 04/10/2019 (E)	100,000	101,512
New York Life Global Funding
1.13%, 03/01/2017 (C) (E)	100,000	100,389
Principal Life Global Funding II
2.20%, 04/08/2020 (G)	600,000	599,208
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (C) (E)	300,000	302,938
XLIT, Ltd.
4.45%, 03/31/2025	20,000	20,130

		1,165,790

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (C)	200,000	196,580
3.30%, 12/05/2021	40,000	41,601

		238,181

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	40,000	41,015

Media - 0.2%
21st Century Fox America, Inc.
3.70%, 09/15/2024 (C)	300,000	317,278
Discovery Communications LLC
3.45%, 03/15/2025	20,000	19,984
Sky PLC
3.13%, 11/26/2022 (C) (E)	80,000	79,814

		417,076

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022	$ 150,000	$ 149,957

Multiline Retail - 0.0% (F)
Family Tree Escrow LLC
5.75%, 03/01/2023 (E)	38,000	39,995

Oil, Gas & Consumable Fuels - 0.9%
BP Capital Markets PLC
0.68%, 02/13/2018 (D)	93,000	93,076
2.32%, 02/13/2020	300,000	302,518
3.51%, 03/17/2025 (C)	50,000	50,998
3.54%, 11/04/2024 (C)	73,000	74,342
Devon Energy Corp.
0.72%, 12/15/2015 (D)	100,000	99,849
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (I)	400,000	459,921
EOG Resources, Inc.
3.90%, 04/01/2035	20,000	20,509
Petroleos Mexicanos
6.00%, 03/05/2020 (C)	200,000	228,100
Rosneft Finance SA Series MTN
7.88%, 03/13/2018 (I)	200,000	202,016
Statoil ASA
2.45%, 01/17/2023 (C)	250,000	245,994
Western Gas Partners, LP
4.00%, 07/01/2022	85,000	86,403
Woodside Finance, Ltd.
3.65%, 03/05/2025 (E)	20,000	19,820

		1,883,546

Pharmaceuticals - 0.5%
AbbVie, Inc.
1.02%, 11/06/2015 (D)	100,000	100,302
2.90%, 11/06/2022	350,000	347,185
Actavis Funding SCS
3.80%, 03/15/2025	30,000	30,961
ELI Lilly & Co.
2.75%, 06/01/2025 (C)	460,000	462,031
Johnson & Johnson
0.33%, 11/28/2016 (D)	100,000	100,109
Merck & Co., Inc.
2.35%, 02/10/2022	30,000	30,027

		1,070,615

Road & Rail - 0.2%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (E)	100,000	102,131
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	200,000	204,016
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	98,418

		404,565

Software - 0.4%
Adobe Systems, Inc.
3.25%, 02/01/2025	15,000	15,161
Microsoft Corp.
2.13%, 11/15/2022 (C)	200,000	196,342
2.70%, 02/12/2025 (C)	300,000	301,157
Oracle Corp.
0.76%, 10/08/2019 (D)	100,000	100,443
2.80%, 07/08/2021 (C)	100,000	103,578
4.30%, 07/08/2034 (C)	100,000	108,506

		825,187

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
QVC, Inc.
4.85%, 04/01/2024	$ 100,000	$ 103,956

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.56%, 05/06/2019 (D)	100,000	100,441
3.45%, 05/06/2024 (C)	200,000	212,270

		312,711

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 (E)	200,000	207,924

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023 (C)	36,000	36,889
6.38%, 03/01/2025	36,000	37,148
VimpelCom Holdings BV
5.20%, 02/13/2019 (E)	200,000	183,000

		257,037

Total Corporate Debt Securities (Cost $21,607,968)		21,813,104

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 9.0% (B) (J)
U.S. Treasury Bill
0.05%, 06/04/2015	287,000	286,974
0.06%, 05/14/2015	224,000	223,984
0.23%, 03/03/2016	17,700,000	17,659,555

Total Short-Term U.S. Government Obligations (Cost $18,170,513)		18,170,513

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.1% (J)
Federal Home Loan Bank Discount Notes
0.05%, 04/06/2015 - 04/08/2015	4,600,000	4,599,962
0.12%, 05/19/2015	600,000	599,906
0.16%, 07/16/2015	200,000	199,909
Federal Home Loan Mortgage Corp. Discount Notes
0.07%, 04/09/2015 - 04/28/2015	14,300,000	14,299,297
0.08%, 05/05/2015	2,400,000	2,399,830
0.13%, 06/09/2015	5,000,000	4,998,754
Federal National Mortgage Association Discount Notes
0.05%, 06/16/2015	2,300,000	2,299,757
0.08%, 04/29/2015	1,200,000	1,199,923

Total Short-Term U.S. Government Agency Obligations (Cost $30,597,338)		30,597,338

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.5%
S&P 500®, Put
Index Value $1,750.00
Expires 12/19/2015	293	1,084,100

Total Exchange-Traded Options Purchased (Cost $1,741,603)		1,084,100

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Notional Amount	Value
OVER-THE-COUNTER SWAPTIONS PURCHASED - 0.0% (F)
If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style , Put (G) Expires 09/21/2015, BNP	$ 300,000	$ 1,639

Total Over-the-Counter Swaptions Purchased
(Cost $23,689)		1,639

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (J)	7,210,547	7,210,547

Total Securities Lending Collateral (Cost $7,210,547)		7,210,547

	Principal	Value
REPURCHASE AGREEMENTS - 22.9% (J)
RBC Capital Markets LLC 0.32%, dated 03/31/2015, to be repurchased at $41,200,366 on 04/01/2015. Collateralized by U.S. Government Obligations, 1.75% - 2.25%, due 05/15/2023 - 11/15/2024, and with a total value of $42,091,277.	$ 41,200,000	41,200,000
State Street Bank & Trust Co. 0.01%, dated 03/31/2015, to be repurchased at $5,153,615 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 07/25/2037 - 11/25/2038, and with a total value of $5,256,843.	5,153,614	5,153,614

Total Repurchase Agreements (Cost $46,353,614)		46,353,614

Total Investments (Cost $205,377,591) (K)		209,185,407
Net Other Assets (Liabilities) - (3.5)%		(7,013,937)

Net Assets - 100.0%		$ 202,171,470

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (L)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Receive	0.75%	09/11/2015	EUR	1,100,000	$(29,664)	$(50,518)
Put - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Pay	1.30	09/11/2015		1,100,000	(31,991)	(25,057)
Put - 5-Year	BNP	3-Month USD-LIBOR BBA	Pay	2.50	09/21/2015		$1,260,000	(22,578)	(3,194)

Total								$(84,233)	$(78,769)

CENTRALLY CLEARED SWAP AGREEMENTS: (M)

Credit Default Swap Agreements on Credit Indices – Sell Protection (N)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (O)	Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	$9,400,000	$183,033	$79,238	$103,795
North American Investment Grade Index - Series 23	1.00	12/20/2019	109,800,000	1,862,554	1,675,636	186,918
North American Investment Grade Index - Series 24	1.00	06/20/2020	65,000,000	1,195,947	1,213,059	(17,112)

Total				$3,241,534	$2,967,933	$273,601

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023		$450,000	$27,819	$(2,574)	$30,393
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	525,000	25,791	(1,313)	27,104

Total					$53,610	$(3,887)	$57,497

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	200,000	$(29,196)	$(1,302)	$(27,894)

OVER THE COUNTER SWAP AGREEMENTS: (L)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (N)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (Basis Points) at March 31, 2015 (Q)	Notional Amount (O)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	1.00%	06/20/2020	JPM	409.59	$200,000	$(27,828)	$(30,562)	$2,734

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (L)

Total Return Swap Agreements – Payable (R)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	3-Month USD-LIBOR BBA	11/16/2015	GSC	155,565	$ 11,158	$ 0	$ 11,158

FUTURES CONTRACTS: (S)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	23	06/30/2015	$34,113
10-Year U.S. Treasury Note	Long	9	06/19/2015	14,041
Russell 2000® Mini Index	Long	81	06/19/2015	192,261
S&P 500® E-Mini	Long	678	06/19/2015	235,715

Total				$476,130

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	04/02/2015	1,211,578	USD	144,700,000	JPY	$5,057	$—
JPM	05/19/2015	59,000	EUR	62,624	USD	858	—

Total						$5,915	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$59,105,529	$—	$59,105,529
U.S. Government Agency Obligations	—	20,770,397	—	20,770,397
Foreign Government Obligation	—	1,204,764	—	1,204,764
Mortgage-Backed Securities	—	539,606	—	539,606
Asset-Backed Securities	—	1,028,935	—	1,028,935
Municipal Government Obligations	—	1,305,321	—	1,305,321
Corporate Debt Securities	—	21,813,104	—	21,813,104
Short-Term U.S. Government Obligations	—	18,170,513	—	18,170,513
Short-Term U.S. Government Agency Obligations	—	30,597,338	—	30,597,338
Exchange-Traded Options Purchased	1,084,100	—	—	1,084,100
Over-the-Counter Swaptions Purchased	—	1,639	—	1,639
Securities Lending Collateral	7,210,547	—	—	7,210,547
Repurchase Agreements	—	46,353,614	—	46,353,614

Total Investments	$8,294,647	$200,890,760	$—	$209,185,407

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$3,241,534	$—	$3,241,534
Interest Rate Swap Agreements	—	53,610	—	53,610
Total Return Swap Agreements	—	11,158	—	11,158
Futures Contracts (U)	476,130	—	—	476,130
Forward Foreign Currency Contracts (U)	—	5,915	—	5,915

Total Derivative Financial Instruments	$476,130	$3,312,217	$—	$3,788,347

LIABILITIES
Derivative Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(78,769)	$—	$(78,769)
Credit Default Swap Agreements	—	(27,828)	—	(27,828)
Interest Rate Swap Agreements	—	(29,196)	—	(29,196)

Total Derivative Financial Instruments	$—	$(135,793)	$—	$(135,793)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $2,915,754.

(B)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $2,209,820.

(C)

All or a portion of the security is on loan. The value of all securities on loan is $7,062,809. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $4,278,464, representing 2.1% of the Portfolio’s net assets.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Total aggregate value of illiquid securities is $2,081,795, representing 1.0% of the Portfolio’s net assets.
(H)	The security has a perpetual maturity; the date displayed is the next call date.
(I)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Rate disclosed reflects the yield at March 31, 2015.
(K)

Aggregate cost for federal income tax purposes is $205,377,591. Aggregate gross unrealized appreciation and depreciation for all securities is $4,626,555 and $818,739, respectively. Net unrealized appreciation for tax purposes is $3,807,816.

(L)	Cash in the amount of $280,000 has been segregated by the broker as collateral for open swap, swaptions and/or forward foreign currency contracts.
(M)	Cash in the amount of $355,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(N)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(O)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(P)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(Q)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(R)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(S)	Cash in the amount of $1,467,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(T)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(U)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

BBA	British Bankers’ Association
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro InterBank Offered Rate
IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PO	Principal only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 17.5%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 7,900,000	$ 8,222,786
3.13%, 08/15/2044	3,660,000	4,100,631
3.38%, 05/15/2044	200,000	234,297
U.S. Treasury Note
0.13%, 04/30/2015 (B)	11,635,000	11,633,185
1.00%, 08/31/2019 (B)	1,600,000	1,579,875
1.50%, 01/31/2022	450,000	444,199
1.63%, 08/15/2022 (A)	10,150,000	10,068,323
2.00%, 10/31/2021	2,400,000	2,449,500
2.13%, 06/30/2021 (A)	1,000,000	1,029,531
2.38%, 08/15/2024	4,200,000	4,366,030
2.50%, 05/15/2024	500,000	525,235

Total U.S. Government Obligations (Cost $42,557,228)		44,653,592

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.6%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,525,000	7,462,309
2.38%, 01/13/2022	4,500,000	4,653,436
Federal National Mortgage Association
0.88%, 10/26/2017	900,000	901,114
1.88%, 09/18/2018	1,800,000	1,845,254
4.50%, 03/01/2039 - 02/01/2041	570,289	622,816
4.50%, TBA	1,000,000	1,088,203
Financing Corp., PO
05/11/2018	200,000	193,387

Total U.S. Government Agency Obligations (Cost $16,201,930)		16,766,519

FOREIGN GOVERNMENT OBLIGATION - 0.2%
Province of Ontario, Canada
1.65%, 09/27/2019 (C)	600,000	602,382

Total Foreign Government Obligation (Cost $598,917)		602,382

MORTGAGE-BACKED SECURITIES - 0.1%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	14,505	14,518
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.61%, 07/25/2035 (D)	46,066	45,073
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1
2.71%, 11/25/2034 (D)	130,788	131,876
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (D) (E)	18,942	19,074
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.47%, 12/15/2048 (D)	969,550	57,658

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5
2.39%, 04/25/2035 (D)	$ 96,633	$ 94,700

Total Mortgage-Backed Securities (Cost $347,175)		362,899

ASSET-BACKED SECURITIES - 0.5%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	200,000	200,010
FFMLT Trust
Series 2005-FF2, Class M4
1.06%, 03/25/2035 (D)	300,000	272,719
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.50%, 07/20/2019 (D) (E)	53,483	53,393
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	93,249	93,223
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2
0.64%, 08/25/2035 (D)	100,000	96,293
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.87%, 12/26/2031 (D) (E)	104,799	105,245
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.42%, 07/15/2036 (D)	143,565	142,513
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.45%, 03/15/2024 (D)	67,642	67,042
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.92%, 10/16/2023 (D) (E)	34,231	34,315
SLM Student Loan Trust
Series 2004-10, Class A5A
0.66%, 04/25/2023 (D) (E)	109,797	109,840

Total Asset-Backed Securities (Cost $1,123,072)		1,174,593

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds
Series S1
6.92%, 04/01/2040	100,000	140,631
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	100,000	144,682
State of California, General Obligation Unlimited
7.35%, 11/01/2039	150,000	224,673

		509,986

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	100,000	109,365

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.0% (F)
Utah State Board of Regents, Revenue Bonds
Series 1
0.92%, 12/26/2031 (D)	$ 99,638	$ 99,928

Total Municipal Government Obligations (Cost $682,543)		719,279

CORPORATE DEBT SECURITIES - 7.3%
Aerospace & Defense - 0.0% (F)
Lockheed Martin Corp.
3.60%, 03/01/2035 (C)	9,000	8,995

Airlines - 0.0% (F)
Southwest Airlines Co.
2.75%, 11/06/2019 (C)	10,000	10,228

Automobiles - 0.4%
Daimler Finance North America LLC
0.68%, 03/02/2018 (D) (E) (G)	440,000	440,496
2.25%, 03/02/2020 (E)	200,000	201,373
Toyota Motor Credit Corp.
0.55%, 05/17/2016 (C) (D)	100,000	100,254
Series MTN
2.15%, 03/12/2020	300,000	302,783

		1,044,906

Banks - 1.7%
Bank of Montreal Series MTN
2.55%, 11/06/2022 (C)	80,000	79,566
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.82%, 03/05/2018 (C) (D) (E) (G)	500,000	500,708
Barclays PLC
3.65%, 03/16/2025	300,000	300,915
BPCE SA
4.63%, 07/11/2024 (E)	300,000	307,847
Commonwealth Bank of Australia
0.53%, 09/08/2017 (D) (E) (G)	400,000	399,777
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 (C)	80,000	89,562
HSBC Holdings PLC
5.10%, 04/05/2021	80,000	91,366
HSBC USA, Inc.
0.87%, 11/13/2019 (D)	240,000	239,665
2.38%, 11/13/2019	120,000	121,066
ING Bank NV
0.82%, 03/16/2018 (D) (E) (G)	500,000	499,850
2.45%, 03/16/2020 (E) (G)	20,000	20,245
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	253,522
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (C) (E) (G)	200,000	208,665
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (H)	200,000	184,760
Swedbank AB
2.20%, 03/04/2020 (E) (G)	280,000	281,275
Toronto-Dominion Bank
0.49%, 05/02/2017 (C) (D)	300,000	299,929

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. Series MTN
3.00%, 02/19/2025 (C)	$ 100,000	$ 100,430
Westpac Banking Corp.
1.03%, 09/25/2015 (D)	300,000	301,010

		4,280,158

Biotechnology - 0.1% (C)
Amgen, Inc.
3.63%, 05/22/2024	100,000	105,165
4.50%, 03/15/2020	200,000	220,884

		326,049

Building Products - 0.0% (C) (F)
Masco Corp.
4.45%, 04/01/2025	10,000	10,325
Owens Corning
4.20%, 12/01/2024	10,000	10,313

		20,638

Capital Markets - 0.6%
Bank of New York Mellon Corp. Series MTN
3.00%, 02/24/2025	300,000	304,356
Goldman Sachs Group, Inc.
0.71%, 03/22/2016 (D)	300,000	299,920
6.15%, 04/01/2018	80,000	89,939
Series MTN
3.85%, 07/08/2024	100,000	104,657
Morgan Stanley Series MTN
6.63%, 04/01/2018	100,000	113,735
UBS AG Series MTN
0.64%, 08/14/2017 (D)	250,000	250,164
2.38%, 08/14/2019	250,000	251,994

		1,414,765

Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (C)	20,000	18,700
Eaton Corp.
2.75%, 11/02/2022	125,000	125,260
ERAC USA Finance LLC
4.50%, 02/15/2045 (E) (G)	9,000	9,105
MUFG Americas Holdings Corp.
0.83%, 02/09/2018 (D)	62,000	62,086
2.25%, 02/10/2020	9,000	9,017
Waste Management, Inc.
3.13%, 03/01/2025	9,000	9,087

		233,255

Consumer Finance - 0.4%
American Express Co.
4.90%, 03/15/2020 (C) (D) (I)	50,000	50,725
American Express Credit Corp. Series MTN
0.75%, 08/15/2019 (C) (D)	400,000	398,272
2.25%, 08/15/2019 (C)	100,000	101,449
Navient Corp.
5.88%, 03/25/2021 (C)	190,000	189,287

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
PACCAR Financial Corp. Series MTN
0.53%, 02/08/2016 (D)	$ 130,000	$ 130,165
Synchrony Financial
2.70%, 02/03/2020	9,000	9,039

		878,937

Diversified Financial Services - 0.5%
Bank of America Corp. Series MTN
0.87%, 08/25/2017 (D)	150,000	150,026
6.88%, 04/25/2018 (C)	80,000	91,509
Bank of America NA
0.68%, 05/08/2017 (D)	250,000	249,574
Ford Motor Credit Co. LLC
0.78%, 09/08/2017 (D)	300,000	298,274
General Electric Capital Corp.
0.87%, 12/11/2015 (D)	120,000	120,481
Helios Leasing I LLC
1.56%, 09/28/2024	80,764	79,131
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	102,271
Lazard Group LLC
3.75%, 02/13/2025	19,000	18,738
Tagua Leasing LLC
1.58%, 11/16/2024	82,767	81,154

		1,191,158

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
0.64%, 02/12/2016 (D)	200,000	199,877
0.69%, 03/30/2017 (D)	300,000	299,469
Verizon Communications, Inc.
0.66%, 06/09/2017 (C) (D)	300,000	299,524
1.04%, 06/17/2019 (D)	100,000	100,774
1.80%, 09/15/2016 (D)	300,000	304,835
4.50%, 09/15/2020 (C)	100,000	110,427

		1,314,906

Electric Utilities - 0.2%
Duke Energy Corp.
0.65%, 04/03/2017 (D)	100,000	100,218
3.75%, 04/15/2024	100,000	107,041
Duke Energy Progress, Inc.
0.46%, 03/06/2017 (D)	100,000	99,956
FirstEnergy Corp.
2.75%, 03/15/2018	50,000	51,205
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (E)	100,000	105,986

		464,406

Electrical Equipment - 0.0% (F)
Schneider Electric SE
2.95%, 09/27/2022 (E)	75,000	76,159

Energy Equipment & Services - 0.2% (C)
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	91,070
Energy Transfer Partners, LP
4.05%, 03/15/2025	100,000	100,846
Kinder Morgan, Inc.
5.05%, 02/15/2046	200,000	199,734

		391,650

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
0.72%, 06/15/2016 (D)	$ 230,000	$ 230,281
3.73%, 12/15/2024	20,000	20,932
Medtronic, Inc.
3.50%, 03/15/2025 (E)	50,000	52,270
Zimmer Holdings, Inc.
2.70%, 04/01/2020	10,000	10,139
3.15%, 04/01/2022	20,000	20,242
3.55%, 04/01/2025 (C)	20,000	20,415

		354,279

Health Care Providers & Services - 0.1%
Aetna, Inc.
3.50%, 11/15/2024	10,000	10,431
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	9,000	9,037
McKesson Corp.
0.66%, 09/10/2015 (D)	100,000	100,032
UnitedHealth Group, Inc.
2.88%, 12/15/2021	230,000	236,112

		355,612

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
1.20%, 02/05/2016	200,000	200,301
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (C) (E)	200,000	202,500

		402,801

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	200,000	203,420
4.50%, 03/11/2044	100,000	112,251

		315,671

Insurance - 0.3%
First American Financial Corp.
4.60%, 11/15/2024 (C)	10,000	10,451
MetLife, Inc.
4.05%, 03/01/2045 (C)	10,000	10,356
Metropolitan Life Global Funding I
2.30%, 04/10/2019 (E)	300,000	304,534
New York Life Global Funding
1.13%, 03/01/2017 (C) (E)	100,000	100,389
Principal Life Global Funding II
2.20%, 04/08/2020 (G)	300,000	299,604
Reliance Standard Life Global Funding II
2.50%, 04/24/2019 (E)	100,000	101,366
XLIT, Ltd.
4.45%, 03/31/2025	10,000	10,065

		836,765

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (C)	100,000	98,290
3.30%, 12/05/2021	20,000	20,800

		119,090

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	20,000	20,507

Media - 0.1%
21st Century Fox America, Inc.
3.70%, 09/15/2024 (C)	200,000	211,519

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Discovery Communications LLC
3.45%, 03/15/2025	$ 10,000	$ 9,992
Sky PLC
3.13%, 11/26/2022 (C) (E)	40,000	39,907

		261,418

Multi-Utilities - 0.0% (F)
Sempra Energy
2.88%, 10/01/2022	75,000	74,979

Multiline Retail - 0.0% (F)
Family Tree Escrow LLC
5.75%, 03/01/2023 (E)	24,000	25,260

Oil, Gas & Consumable Fuels - 0.5%
BP Capital Markets PLC
0.68%, 02/13/2018 (D)	244,000	244,200
2.32%, 02/13/2020 (C)	200,000	201,679
3.51%, 03/17/2025 (C)	30,000	30,599
3.54%, 11/04/2024 (C)	47,000	47,864
Canadian Natural Resources, Ltd.
0.65%, 03/30/2016 (D)	100,000	99,858
Devon Energy Corp.
0.72%, 12/15/2015 (D)	100,000	99,849
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (H)	200,000	229,960
EOG Resources, Inc.
3.90%, 04/01/2035	10,000	10,254
Petroleos Mexicanos
6.00%, 03/05/2020 (C)	100,000	114,050
Rosneft Finance SA Series MTN
7.88%, 03/13/2018 (H)	100,000	101,008
Statoil ASA
2.45%, 01/17/2023 (C)	125,000	122,997
Woodside Finance, Ltd.
3.65%, 03/05/2025 (E)	10,000	9,910

		1,312,228

Pharmaceuticals - 0.3%
AbbVie, Inc.
1.02%, 11/06/2015 (D)	200,000	200,604
2.90%, 11/06/2022	150,000	148,794
Actavis Funding SCS
3.80%, 03/15/2025	20,000	20,641
ELI Lilly & Co.
2.75%, 06/01/2025 (C)	280,000	281,236
Johnson & Johnson
0.33%, 11/28/2016 (D)	100,000	100,109
Merck & Co., Inc.
2.35%, 02/10/2022	19,000	19,017

		770,401

Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	105,567
iStar Financial, Inc.
4.00%, 11/01/2017	100,000	98,750

		204,317

Road & Rail - 0.1%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (E)	100,000	102,131
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	100,000	102,008

		204,139

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.3%
Adobe Systems, Inc.
3.25%, 02/01/2025	$ 9,000	$ 9,097
Microsoft Corp.
2.70%, 02/12/2025 (C)	200,000	200,771
Oracle Corp.
0.76%, 10/08/2019 (D)	200,000	200,886
2.80%, 07/08/2021 (C)	100,000	103,578
4.30%, 07/08/2034 (C)	100,000	108,507

		622,839

Specialty Retail - 0.0% (F)
QVC, Inc.
4.85%, 04/01/2024	100,000	103,956

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.56%, 05/06/2019 (D)	300,000	301,323
3.45%, 05/06/2024 (C)	100,000	106,135

		407,458

Tobacco - 0.0% (F)
Reynolds American, Inc.
4.85%, 09/15/2023 (C)	100,000	110,490

Transportation Infrastructure - 0.0% (F)
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 (E)	100,000	103,962

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	22,000	22,543
6.38%, 03/01/2025	22,000	22,702
VimpelCom Holdings BV
5.20%, 02/13/2019 (E)	200,000	183,000

		228,245

Total Corporate Debt Securities (Cost $18,339,552)		18,490,627

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 17.4%
U.S. Treasury Bill
0.23%, 03/03/2016 (B) (J)	44,500,000	44,398,270

Total Short-Term U.S. Government Obligation (Cost $44,398,270)		44,398,270

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.4% (J)
Federal Home Loan Bank Discount Notes
0.05%, 04/06/2015 - 04/10/2015	10,300,000	10,299,908
0.06%, 04/24/2015 - 04/29/2015	13,700,000	13,699,444
0.09%, 04/27/2015	23,200,000	23,198,492
0.10%, 04/22/2015	10,000,000	9,999,417
0.12%, 05/08/2015 - 05/19/2015	3,000,000	2,999,574
0.17%, 09/04/2015 - 09/09/2015	700,000	699,475
Federal Home Loan Mortgage Corp. Discount Notes
0.07%, 04/01/2015 - 04/28/2015	13,600,000	13,599,475
0.08%, 05/05/2015	6,400,000	6,399,547
0.12%, 05/27/2015	700,000	699,869
0.13%, 06/09/2015	1,600,000	1,599,601
0.15%, 07/07/2015	400,000	399,838
Federal National Mortgage Association Discount Notes
0.10%, 05/21/2015	4,300,000	4,299,403
0.14%, 06/01/2015	900,000	899,786
0.15%, 07/01/2015	1,200,000	1,199,545

Total Short-Term U.S. Government Agency Obligations (Cost $89,993,374)		89,993,374

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.0%
S&P 500®, Put
Index Value $1,750.00
Expires 12/19/2015	687	$ 2,541,900

Total Exchange-Traded Options Purchased (Cost $4,083,554)		2,541,900

	Notional Amount	Value
OVER-THE-COUNTER SWAPTIONS PURCHASED - 0.0% (F) (K)
If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style, Put (G) Expires 09/21/2015, BNP	$ 150,000	820

Total Over-the-Counter Swaptions Purchased (Cost $11,845)		820

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (J)	5,182,682	5,182,682

Total Securities Lending Collateral (Cost $5,182,682)		5,182,682

	Principal	Value
REPURCHASE AGREEMENTS - 13.4% (J)
RBC Capital Markets LLC 0.32%, dated 03/31/2015, to be repurchased at $26,900,239 on 04/01/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $27,486,949.	$ 26,900,000	26,900,000
State Street Bank & Trust Co. 0.01%, dated 03/31/2015, to be repurchased at $7,184,279 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $7,332,088.	7,184,277	7,184,277

Total Repurchase Agreements (Cost $34,084,277)		34,084,277

Total Investments (Cost $257,604,419) (L)		258,971,214
Net Other Assets (Liabilities) - (1.7)%		(4,423,609)

Net Assets - 100.0%		$ 254,547,605

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (K)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Receive	0.75%	09/11/2015	EUR	700,000	$(18,877)	$(32,147)
Put - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Pay	1.30	09/11/2015		700,000	(20,358)	(15,946)
Put - 5-Year	BNP	3-Month USD-LIBOR BBA	Pay	2.50	09/21/2015		$630,000	(11,289)	(1,597)

Total								$(50,524)	$(49,690)

CENTRALLY CLEARED SWAP AGREEMENTS: (M)

Credit Default Swap Agreements on Credit Indices – Sell Protection (N)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (O)	Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	$4,300,000	$83,734	$36,577	$47,157
North American Investment Grade Index - Series 23	1.00	12/20/2019	70,200,000	1,190,813	1,086,341	104,472
North American Investment Grade Index - Series 24	1.00	06/20/2020	35,300,000	649,497	658,145	(8,648)

Total				$1,924,044	$1,781,063	$142,981

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023		$200,000	$12,364	$(1,100)	$13,464
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	270,000	13,264	(675)	13,939

Total					$25,628	$(1,775)	$27,403

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	100,000	$(14,598)	$(651)	$(13,947)

OVER THE COUNTER SWAP AGREEMENTS: (K)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (N)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (Basis Points) at March 31, 2015 (Q)	Notional Amount (O)	Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	1.00%	06/20/2020	JPM	409.59	$ 100,000	$ (13,914)	$ (15,281)	$ 1,367

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (K)

Total Return Swap Agreements – Payable (R)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	3-Month USD-LIBOR BBA	11/16/2015	GSC	587,246	$ 55,463	$ 0	$ 55,463

FUTURES CONTRACTS: (S)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	7	06/30/2015	$ 10,382
10-Year U.S. Treasury Note	Long	7	06/19/2015	10,921
Russell 2000® Mini Index	Long	102	06/19/2015	244,570
S&P 500® E-Mini	Long	1,463	06/19/2015	413,241

Total				$ 679,114

FORWARD FOREIGN CURRENCY CONTRACTS: (K)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CSFB	04/02/2015	691,016	USD	82,700,000	JPY	$1,457	$—
JPM	05/19/2015	37,000	EUR	39,273	USD	538	—

Total						$1,995	$—

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$44,653,592	$—	$44,653,592
U.S. Government Agency Obligations	—	16,766,519	—	16,766,519
Foreign Government Obligation	—	602,382	—	602,382
Mortgage-Backed Securities	—	362,899	—	362,899
Asset-Backed Securities	—	1,174,593	—	1,174,593
Municipal Government Obligations	—	719,279	—	719,279
Corporate Debt Securities	—	18,490,627	—	18,490,627
Short-Term U.S. Government Obligation	—	44,398,270	—	44,398,270
Short-Term U.S. Government Agency Obligations	—	89,993,374	—	89,993,374
Exchange-Traded Options Purchased	2,541,900	—	—	2,541,900
Over-the-Counter Swaptions Purchased	—	820	—	820
Securities Lending Collateral	5,182,682	—	—	5,182,682
Repurchase Agreements	—	34,084,277	—	34,084,277

Total Investments	$7,724,582	$251,246,632	$—	$258,971,214

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS (continued)
Derivative Financial Instruments
Credit Default Swap Agreements	$—	$1,924,044	$—	$1,924,044
Interest Rate Swap Agreements	—	25,628	—	25,628
Total Return Swap Agreements	—	55,463	—	55,463
Futures Contracts (U)	679,114	—	—	679,114
Forward Foreign Currency Contracts (U)	—	1,995	—	1,995

Total Derivative Financial Instruments	$679,114	$2,007,130	$—	$2,686,244

LIABILITIES
Derivative Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(49,690)	$—	$(49,690)
Credit Default Swap Agreements	—	(13,914)	—	(13,914)
Interest Rate Swap Agreements	—	(14,598)	—	(14,598)

Total Derivative Financial Instruments	$—	$(78,202)	$—	$(78,202)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $655,537.

(B)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $7,144,780.

(C)

All or a portion of the security is on loan. The value of all securities on loan is $5,074,442. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of  illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of  144A securities is $4,598,582, representing 1.8% of the Portfolio’s net assets.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Total aggregate value of illiquid securities is $2,660,545, representing 1.0% of the Portfolio’s net assets.
(H)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(I)	The security has a perpetual maturity; the date displayed is the next call date.
(J)	Rate disclosed reflects the yield at March 31, 2015.
(K)	Cash in the amount of $550,000 has been segregated by the broker as collateral for open swap, swaptions and/or forward foreign currency contracts.
(L)

Aggregate cost for federal income tax purposes is $257,604,419. Aggregate gross unrealized appreciation and depreciation for all securities is $3,025,206 and $1,658,411, respectively. Net unrealized appreciation for tax purposes is $1,366,795.

(M)	Cash in the amount of $1,270,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(N)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(O)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(P)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Q)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(R)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(S)	Cash in the amount of $312,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(T)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(U)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CSFB	Credit Suisse First Boston
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

BBA	British Bankers’ Association
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro InterBank Offered Rate
IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PO	Principal only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 40.5%
U.S. Treasury Bond
2.50%, 02/15/2045	$ 3,100,000	$ 3,071,421
2.75%, 08/15/2042	9,700,000	10,096,332
2.75%, 11/15/2042 (A)	21,300,000	22,137,026
3.00%, 05/15/2042	9,500,000	10,363,911
3.00%, 11/15/2044 (A) (B)	27,400,000	30,022,262
3.13%, 02/15/2042 - 02/15/2043	7,900,000	8,829,622
3.13%, 08/15/2044 (A) (B)	80,300,000	89,967,397
3.38%, 05/15/2044 (C)	41,000,000	48,030,844
3.75%, 11/15/2043	1,700,000	2,123,672
4.25%, 05/15/2039	22,000,000	29,050,318
4.38%, 11/15/2039 - 05/15/2040	19,900,000	26,812,129
4.50%, 08/15/2039	8,800,000	12,045,686
4.63%, 02/15/2040	2,200,000	3,070,890
6.13%, 11/15/2027	2,600,000	3,764,719
6.13%, 08/15/2029 (B)	20,500,000	30,466,526
6.25%, 05/15/2030 (A)	66,800,000	101,536,000
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 - 02/15/2045	2,966,420	3,004,259
1.38%, 02/15/2044	1,203,516	1,414,602
1.75%, 01/15/2028 (D)	5,020,830	5,876,334
2.00%, 01/15/2026	24,377,976	28,889,803
2.38%, 01/15/2025 (A)	82,090,648	99,496,410
2.50%, 01/15/2029	11,213,610	14,323,638
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 (A) (C) (D)	51,429,954	51,851,834
0.13%, 07/15/2022 (A) (D)	10,570,976	10,679,984
0.13%, 01/15/2023 (D) (E)	11,139,150	11,187,015
0.38%, 07/15/2023 (A)	25,110,000	25,747,568
0.63%, 07/15/2021	25,719,832	26,955,593
1.13%, 01/15/2021 (A) (D)	34,299,813	36,818,723
1.25%, 07/15/2020 (A) (D)	535,895	580,902
U.S. Treasury Note
2.00%, 02/15/2025 (A)	4,300,000	4,327,210
2.25%, 11/15/2024 (A)	92,600,000	95,197,152
2.38%, 08/15/2024 (D)	2,200,000	2,286,968
2.50%, 05/15/2024 (A) (B)	2,700,000	2,836,266
2.75%, 02/15/2024 (D)	2,400,000	2,572,126

Total U.S. Government Obligations (Cost $838,652,814)		855,435,142

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.7%
Federal Home Loan Mortgage Corp.
1.85%, 09/01/2035 (F)	138,195	146,389
2.36%, 08/01/2023 (F)	37,889	39,326
2.37%, 09/01/2035 (F)	883,959	947,836
4.00%, TBA	1,000,000	1,068,125
Federal Home Loan Mortgage Corp. REMIC
0.52%, 12/15/2029 (F)	36,442	36,616
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.22%, 10/25/2044 (F)	1,291,149	1,325,064
1.52%, 07/25/2044 (F)	647,098	660,208
6.50%, 07/25/2043	74,489	87,953
Federal National Mortgage Association
1.32%, 06/01/2043 (F)	176,116	180,228
1.76%, 08/01/2035 (F)	679,676	713,355
1.87%, 08/01/2035 (F)	17,725	18,717
1.98%, 12/01/2034 (F)	10,666	11,298
2.00%, 08/01/2036 (F)	273,484	288,072
2.12%, 05/01/2035 (F)	612,711	646,201
2.17%, 09/01/2035 (F)	1,629,981	1,740,272

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.26%, 07/01/2032 (F)	$ 6,435	$ 6,686
2.30%, 10/01/2035 (F)	14,368	15,374
2.34%, 01/01/2028 (F)	40,722	43,491
3.00%, TBA	39,000,000	39,776,191
3.50%, 02/01/2026	196,968	209,655
3.50%, TBA	57,000,000	59,794,180
4.00%, 12/01/2040 - 03/01/2041	729,196	787,219
4.00%, TBA	107,000,000	114,222,492
4.50%, 05/01/2019 - 07/01/2041	285,026	305,650
4.50%, TBA	114,000,000	124,055,200
5.00%, 10/01/2020 - 10/01/2041	9,951,219	11,054,450
5.00%, TBA	161,000,000	178,351,417
5.50%, 12/01/2017 - 09/01/2027	370,668	410,823
6.00%, 04/01/2041	622,528	709,755
Federal National Mortgage Association REMIC
0.37%, 10/27/2037 (F)	10,640,048	10,504,366
6.50%, 06/17/2038	1,114,784	1,144,391
Government National Mortgage Association
3.00%, TBA	10,000,000	10,292,188
3.50%, TBA	3,000,000	3,159,375
6.50%, 06/20/2032	3,365	3,897
Overseas Private Investment Corp.
2.07%, 05/15/2021	23,686,669	23,768,862

Total U.S. Government Agency Obligations (Cost $583,619,164)		586,525,322

FOREIGN GOVERNMENT OBLIGATIONS - 7.0%
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/2015 - 01/01/2016	BRL 218,500,000	62,379,347
Bundesrepublik Deutschland
2.50%, 07/04/2044	EUR 1,000,000	1,628,897
3.25%, 07/04/2042	100,000	180,064
4.25%, 07/04/2039	12,600,000	24,889,449
4.75%, 07/04/2040	800,000	1,707,214
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
0.75%, 04/15/2018	32,889,465	37,257,111
France Government Bond OAT
0.50%, 05/25/2025	5,300,000	5,710,794
3.25%, 05/25/2045 (G)	500,000	833,889
Mexican Bonos
Series M
7.75%, 05/29/2031	MXN 1,200,000	89,428
8.00%, 06/11/2020	152,100,000	11,153,292
Slovenia Government International Bond
5.50%, 10/26/2022 (G)	$ 1,300,000	1,498,302

Total Foreign Government Obligations (Cost $171,874,432)		147,327,787

MORTGAGE-BACKED SECURITIES - 8.4%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
2.62%, 01/25/2036 (F)	280,259	241,995
Series 2005-4, Class 1A1
2.74%, 08/25/2035 (F)	212,485	186,333
Series 2005-5, Class 2A1
2.76%, 09/25/2035 (F)	240,270	212,318
Aire Valley Mortgages PLC
Series 2006-1X, Class 2A1
0.33%, 09/20/2066 (F) (G)	EUR 2,948,887	3,096,608

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	$ 1,894	$ 1,848
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	126,799	134,825
Series 2005-14, Class 2A1
0.38%, 05/25/2035 (F)	295,493	242,948
Series 2005-56, Class 5A2
0.94%, 11/25/2035 (F)	735,434	625,482
Series 2005-59, Class 1A1
0.50%, 11/20/2035 (F)	6,497,125	5,259,104
Series 2005-62, Class 2A1
1.13%, 12/25/2035 (F)	4,401	3,617
Series 2005-81, Class A1
0.45%, 02/25/2037 (F)	1,682,921	1,308,986
Series 2006-OA1, Class 2A1
0.39%, 03/20/2046 (F)	1,324,022	1,041,767
Series 2006-OA12, Class A1B
0.37%, 09/20/2046 (F)	3,866,764	3,154,642
Series 2006-OA17, Class 1A1A
0.37%, 12/20/2046 (F)	4,173,079	3,115,441
Series 2006-OA19, Class A1
0.36%, 02/20/2047 (F)	1,619,647	1,211,160
Series 2006-OA21, Class A1
0.37%, 03/20/2047 (F)	3,977,039	3,131,843
Series 2007-HY4, Class 1A1
2.63%, 06/25/2037 (F)	3,552,685	2,956,815
American Home Mortgage Assets LLC
Series 2006-4, Class 1A12
0.38%, 10/25/2046 (F)	3,239,838	2,256,353
Series 2006-5, Class A1
1.05%, 11/25/2046 (F)	8,129,100	4,390,104
American Home Mortgage Assets Trust
Series 2007-1, Class A1
0.83%, 02/25/2047 (F)	5,012,112	3,187,558
Banc of America Funding Trust
Series 2005-D, Class A1
2.64%, 05/25/2035 (F)	8,590,957	8,739,632
Series 2006-D, Class 5A1
5.46%, 05/20/2036 (F)	794,437	735,417
Series 2006-J, Class 4A1
2.87%, 01/20/2047 (F)	115,279	96,045
Series 2009-R6, Class 3A1
1.99%, 01/26/2037 (F) (H)	1,111,254	1,109,754
Banc of America Funding, Ltd.
Series 2012-R5, Class A
0.43%, 10/03/2039 (F) (H)	5,151,193	5,083,123
Banc of America Re-REMIC Trust
Series 2010-UB5, Class A4A
5.65%, 02/17/2051 (F) (H)	17,733,257	18,444,183
BCAP LLC Trust
Series 2013-RR12, Class 1A3
0.67%, 05/26/2035 (F) (H)	231,604	216,840
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.62%, 11/25/2036 (F)	970,389	645,561
Series 2006-8, Class 3A1
0.33%, 02/25/2034 (F)	651,663	583,539
Series 2006-R1, Class 2E21
2.53%, 08/25/2036 (F)	694,245	437,366
Bear Stearns ARM Trust
Series 2003-5, Class 2A1
2.45%, 08/25/2033 (F)	924,733	922,062
Series 2003-8, Class 2A1
2.72%, 01/25/2034 (F)	57,643	59,110

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust (continued)
Series 2003-8, Class 4A1
2.68%, 01/25/2034 (F)	$ 145,916	$ 145,737
Series 2003-9, Class 2A1
2.80%, 02/25/2034 (F)	130,786	127,847
Series 2004-10, Class 22A1
2.52%, 01/25/2035 (F)	187,710	177,883
Series 2005-2, Class A2
2.51%, 03/25/2035 (F)	288,314	288,857
Series 2005-5, Class A2
2.26%, 08/25/2035 (F)	264,399	265,885
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1
2.51%, 01/26/2036 (F)	558,388	453,912
Series 2007-R6, Class 2A1
3.07%, 12/26/2046 (F)	380,382	300,502
Berica 8 Residential MBS Srl
Series 2008, Class A
0.29%, 03/31/2048 (F) (G)	EUR 9,626,513	10,180,680
Berica ABS Srl
Series 2011-1, Class A1
0.32%, 12/31/2055 (F) (G)	9,055,315	9,685,398
CD Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (F)	$ 302,041	327,827
ChaseFlex Trust
Series 2007-3, Class 1A2
0.63%, 07/25/2037 (F)	2,078,368	1,215,282
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M
2.46%, 10/19/2032 (F)	58,249	49,842
Series 2004-12, Class 11A1
2.59%, 08/25/2034 (F)	82,194	71,814
Series 2005-HY10, Class 5A1
4.95%, 02/20/2036 (F)	258,100	225,989
Series 2006-OA5, Class 2A2
0.47%, 04/25/2046 (F)	198,087	110,090
Citigroup Mortgage Loan Trust
Series 2005-6, Class A1
2.23%, 09/25/2035 (F)	443,160	445,900
Series 2005-6, Class A2
2.28%, 09/25/2035 (F)	340,455	341,076
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.18%, 06/25/2033 (F)	571,778	560,633
Deutsche Alt-a Securities, Inc., Mortgage Loan Trust
Series 2005-AR1, Class 2A1
1.81%, 08/25/2035 (F)	170,788	135,771
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1
2.61%, 08/25/2035 (F)	102,613	93,565
Granite Mortgages PLC
Series 2003-3, Class 3A
0.94%, 01/20/2044 (F) (G)	GBP 226,050	334,384
Series 2004-3, Class 3A2
0.95%, 09/20/2044 (F) (G)	1,310,219	1,938,137
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.37%, 12/25/2046 (F)	$ 601,776	350,887
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1
0.51%, 12/25/2034 (F)	641,910	581,609

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust (continued)
Series 2005-AR6, Class 2A1
2.67%, 09/25/2035 (F)	$ 460,591	$ 462,022
Series 2006-AR1, Class 2A1
2.63%, 01/25/2036 (F)	7,139	6,517
HarborView Mortgage Loan Trust
Series 2006-5, Class 2A1A
0.36%, 07/19/2046 (F)	1,055,920	665,726
Series 2006-7, Class 2A1A
0.38%, 09/19/2046 (F)	479,837	372,335
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2006-AR12, Class A1
0.36%, 09/25/2046 (F)	620,192	529,280
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (F)	3,523,283	3,872,945
Lehman XS Trust
Series 2006-GP4, Class 2A2
0.40%, 08/25/2046 (F)	4,656	80
Luminent Mortgage Trust
Series 2006-6, Class A1
0.37%, 10/25/2046 (F)	443,677	374,409
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.57%, 03/25/2036 (F)	280,095	69,703
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A
1.58%, 10/25/2035 (F)	5,913,899	5,730,320
Series 2005-2, Class 3A
1.17%, 10/25/2035 (F)	80,003	75,773
Series 2005-3, Class 4A
0.42%, 11/25/2035 (F)	42,650	39,746
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A
1.30%, 08/13/2016 (F) (H)	6,200,000	6,198,016
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.24%, 01/25/2047 (F)	134,855	134,629
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1
6.50%, 03/25/2034 (H)	622,883	632,166
RALI Series Trust
Series 2005-QA13, Class 2A1
3.55%, 12/25/2035 (F)	3,647,076	3,126,569
Series 2007-QO2, Class A1
0.32%, 02/25/2047 (F)	5,528,985	3,144,428
RALI Trust
Series 2005-QO3, Class A1
0.57%, 10/25/2045 (F)	418,861	328,702
Series 2006-QO6, Class A1
0.35%, 06/25/2046 (F)	6,950,862	3,093,231
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A
5.72%, 01/25/2034 (F) (H)	445,146	457,202
Series 2004-R1, Class 2A
6.50%, 11/25/2034 (H)	415,159	434,524
Series 2005-R2, Class 1AF1
0.51%, 06/25/2035 (F) (H)	731,853	641,565
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2
6.50%, 04/25/2037	4,967,299	2,983,479
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	9,030	9,360

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RFMSI Trust (continued)
Series 2005-SA4, Class 1A21
2.99%, 09/25/2035 (F)	$ 781,529	$ 617,718
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B
0.42%, 06/12/2044 (F) (G)	11,027,020	10,340,864
Selkirk No. 2, Ltd.
Series 2002, Class A
1.18%, 02/20/2041 (H)	982,694	982,921
Sequoia Mortgage Trust
Series 2004-12, Class A1
0.45%, 01/20/2035 (F)	1,391,457	1,316,368
Series 2010, Class 2A1
0.94%, 10/20/2027 (F)	28,662	26,915
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.43%, 09/25/2034 (F)	196,978	198,551
Series 2004-20, Class 3A1
2.50%, 01/25/2035 (F)	226,775	216,969
Series 2005-1, Class 1A1
2.53%, 02/25/2035 (F)	435,834	414,262
Series 2005-17, Class 3A1
2.54%, 08/25/2035 (F)	82,792	77,128
Series 2005-18, Class 3A1
2.59%, 09/25/2035 (F)	2,823,926	2,373,843
Series 2006-8, Class 1A2
2.56%, 09/25/2036 (F)	4,847,214	3,086,134
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1
0.43%, 07/19/2035 (F)	128,448	110,540
Series 2005-AR5, Class A2
0.43%, 07/19/2035 (F)	91,850	88,636
Series 2005-AR5, Class A3
0.43%, 07/19/2035 (F)	179,849	172,463
Series 2005-AR8, Class A1A
0.45%, 02/25/2036 (F)	262,383	210,424
Series 2006-AR3, Class 12A1
0.39%, 05/25/2036 (F)	1,668,235	1,239,070
Series 2006-AR6, Class 2A1
0.36%, 07/25/2046 (F)	4,529,368	3,596,364
Series 2006-AR7, Class A1BG
0.29%, 08/25/2036 (F)	4,192,390	3,263,671
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1
0.84%, 09/19/2032 (F)	31,029	30,147
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (F)	2,093,055	2,076,926
Series 2006-AR10, Class 1A1
2.24%, 09/25/2036 (F)	1,332,557	1,197,952
Series 2006-AR17, Class 1A
0.94%, 12/25/2046 (F)	747,973	600,572
Series 2006-AR19, Class 1A1A
0.86%, 01/25/2047 (F)	201,573	181,972
Series 2006-AR3, Class A1A
1.13%, 02/25/2046 (F)	854,691	805,355
Series 2006-AR7, Class 3A
2.19%, 07/25/2046 (F)	1,515,174	1,359,874
Series 2006-AR7, Class C1B2
0.39%, 07/25/2046 (F)	23,684	1,088
Series 2006-AR9, Class 2A
2.19%, 08/25/2046 (F)	1,333,613	1,195,148
Series 2007-HY1, Class 1A1
2.15%, 02/25/2037 (F)	455,332	379,032

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2007-HY4, Class 2A2
1.93%, 04/25/2037 (F)	$ 4,633,717	$ 3,801,673
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (F)	262,091	265,491
Series 2005-AR2, Class 1A1
2.62%, 03/25/2035 (F)	3,010,272	3,023,023
Series 2006-AR4, Class 2A6
5.65%, 04/25/2036 (F)	232,633	67,385
Series 2006-AR8, Class 2A4
2.60%, 04/25/2036 (F)	562,384	547,093

Total Mortgage-Backed Securities (Cost $177,106,901)		178,490,185

ASSET-BACKED SECURITIES - 5.9%
ABFC Trust
Series 2004-OPT4, Class A1
0.79%, 04/25/2034 (F)	877,133	866,787
Series 2005-OPT1, Class A1MZ
0.52%, 07/25/2035 (F)	61,668	61,012
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A
0.37%, 02/25/2036 (F)	8,751,059	8,664,100
ALM V, Ltd.
Series 2012-5A, Class A1R
1.49%, 02/13/2023 (F) (H)	3,100,000	3,095,951
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1
0.56%, 03/25/2036 (F)	200,000	169,624
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.75%, 07/25/2032 (F)	6,344	5,857
Avoca CLO III PLC
Series III-X, Class A
0.35%, 09/15/2021 (F) (G)	EUR 385,154	412,498
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2
0.82%, 03/25/2035 (F)	$ 1,100,000	1,024,053
Series 2007-HE3, Class 1A2
0.37%, 04/25/2037 (F)	3,341,822	3,161,785
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1
0.83%, 10/25/2032 (F)	19,099	18,138
Series 2006-SD3, Class 21A1
2.78%, 07/25/2036 (F)	174,494	164,912
BNC Mortgage Loan Trust
Series 2007-3, Class A3
0.30%, 07/25/2037 (F)	1,399,000	1,280,442
Bridgeport CLO II, Ltd.
Series 2007-2A, Class A1
0.50%, 06/18/2021 (F) (H)	8,808,482	8,593,194
Celf Loan Partners II PLC
Series 2005-2X, Class A
0.43%, 12/15/2021 (F) (G)	EUR 937,385	1,004,851
Citigroup Mortgage Loan Trust
Series 2007-AMC4, Class A2C
0.34%, 05/25/2037 (F)	$ 2,100,000	1,868,954
COA Summit CLO, Ltd.
Series 2014-1A, Class A1
1.61%, 04/20/2023 (F) (H)	7,000,000	6,987,001
Countrywide Asset-Backed Certificates
Series 2006-24, Class 2A3
0.32%, 06/25/2047 (F)	10,231,253	8,557,840

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CWABS Asset-Backed Certificates Trust
Series 2003-BC1, Class A1
0.97%, 03/25/2033 (F)	$ 45,789	$ 42,084
Series 2004-13, Class MV4
1.02%, 04/25/2035 (F)	2,260,000	2,166,664
Series 2005-AB1, Class A3
0.77%, 08/25/2035 (F)	1,961,387	1,930,454
GSAMP Trust
Series 2005-HE1, Class M2
1.49%, 12/25/2034 (F)	4,391,975	3,138,018
Series 2007-HS1, Class A1
1.02%, 02/25/2047 (F)	7,663,806	7,219,703
Home Equity Asset Trust
Series 2002-1, Class A4
0.77%, 11/25/2032 (F)	1,283	1,134
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2
1.10%, 11/25/2034 (F)	3,300,000	3,088,394
Series 2005-WMC6, Class M3
0.94%, 07/25/2035 (F)	5,900,000	5,566,733
Series 2007-HE5, Class A2C
0.42%, 03/25/2037 (F)	3,627,490	2,035,142
National Collegiate Student Loan Trust
Series 2005-1, Class A4
0.41%, 11/27/2028 (F)	2,562,073	2,514,547
Nautique Funding, Ltd.
Series 2006-1A, Class A1A
0.50%, 04/15/2020 (F) (H)	5,821,454	5,757,541
New Century Home Equity Loan Trust
Series 2005-C, Class A2C
0.42%, 12/25/2035 (F)	2,358,979	2,305,642
Series 2005-D, Class A2C
0.40%, 02/25/2036 (F)	679,876	675,894
Option One Mortgage Loan Trust
Series 2001-4, Class A
0.77%, 01/25/2032 (F)	136,758	121,246
Race Point IV CLO, Ltd.
Series 2007-4A, Class A1A
0.45%, 08/01/2021 (F) (H)	3,944,837	3,929,851
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR
1.54%, 12/15/2022 (F) (H)	9,258,440	9,255,005
RAMP Trust
Series 2004-RS11, Class M2
1.82%, 11/25/2034 (F)	320,539	301,788
RASC Series Trust
Series 2006-KS9, Class AI3
0.33%, 11/25/2036 (F)	3,626,953	3,090,012
RASC Trust
Series 2005-KS11, Class M2
0.59%, 12/25/2035 (F)	7,100,000	6,005,017
Series 2007-KS3, Class AI4
0.51%, 04/25/2037 (F)	2,700,000	1,897,706
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	85,540	93,866
Series 2004-20C, Class 1
4.34%, 03/01/2024	682,466	720,012
Series 2008-20L, Class 1
6.22%, 12/01/2028	1,908,811	2,196,806
Soundview Home Loan Trust
Series 2005-3, Class M3
1.00%, 06/25/2035 (F)	400,000	357,580

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust
Series 2004-11, Class A4
1.07%, 01/25/2035 (F)	$ 7,150,330	$ 7,045,999
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A1
0.27%, 01/25/2037 (F) (H)	85,678	85,410
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A2
0.42%, 03/20/2017	5,292,486	5,289,416
Wood Street CLO BV
Series I, Class A
0.43%, 11/22/2021 (F) (G)	EUR 2,007,827	2,147,155

Total Asset-Backed Securities (Cost $125,261,299)		124,915,818

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.3%
California - 1.7%
Bay Area Toll Authority, Revenue Bonds
Series S3
6.91%, 10/01/2050	$ 8,100,000	12,037,005
California State Public Works Board, Revenue Bonds
Series B2
7.80%, 03/01/2035	400,000	557,188
Metropolitan Water District of Southern California, Revenue Bonds
Series A
6.95%, 07/01/2040	6,000,000	7,243,860
State of California, General Obligation Unlimited
7.50%, 04/01/2034	1,100,000	1,645,281
7.55%, 04/01/2039	3,400,000	5,308,352
7.60%, 11/01/2040	2,200,000	3,529,966
7.63%, 03/01/2040	3,300,000	5,134,734
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A-1
5.13%, 06/01/2046	1,500,000	1,244,730

		36,701,116

Illinois - 1.2%
Chicago Transit Authority, Revenue Bonds
Series A
6.90%, 12/01/2040	11,300,000	14,558,129
Series B
6.90%, 12/01/2040	7,600,000	9,791,308

		24,349,437

Kentucky - 0.1%
Kentucky State Property & Building Commission, Revenue Bonds
Series C
4.30%, 11/01/2019	500,000	544,140
4.40%, 11/01/2020	600,000	664,752
5.37%, 11/01/2025	1,100,000	1,263,735

		2,472,627

New York - 1.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	900,000	1,038,033
4.91%, 11/01/2024	600,000	690,276
5.08%, 11/01/2025	600,000	698,550

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	$ 18,100,000	$ 19,795,065

		22,221,924

Ohio - 0.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2
5.88%, 06/01/2030 - 06/01/2047	4,400,000	3,684,034

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds
Series A
7.47%, 06/01/2047	2,365,000	2,039,860

Total Municipal Government Obligations (Cost $80,338,156)		91,468,998

CORPORATE DEBT SECURITIES - 26.9%
Auto Components - 0.1%
Schaeffler Holding Finance BV
5.75%, 11/15/2021
Cash Rate: 5.75% (G) (I)	EUR 1,600,000	1,855,882
6.25%, 11/15/2019 (H)	$ 400,000	423,000

		2,278,882

Automobiles - 0.3%
American Honda Finance Corp. Series MTN
0.26%, 06/04/2015 (F)	1,700,000	1,699,934
Daimler Finance North America LLC
1.65%, 04/10/2015 (H)	3,300,000	3,300,370
1.88%, 01/11/2018 (H)	1,300,000	1,314,947

		6,315,251

Banks - 5.8%
Banco Popular Espanol SA Series MTN
11.50%, 10/10/2018 (B) (F) (G) (J)	EUR 1,000,000	1,251,323
Banco Santander Chile
1.15%, 04/11/2017 (F) (H)	$ 7,900,000	7,876,403
Banco Santander SA
6.25%, 09/11/2021 (B) (F) (G) (J)	EUR 7,100,000	7,672,449
Bank of Nova Scotia
0.56%, 04/11/2017 (F)	$ 2,700,000	2,697,824
Barclays Bank PLC
7.63%, 11/21/2022	2,800,000	3,277,750
10.18%, 06/12/2021 (H)	5,520,000	7,551,194
BPCE SA
4.63%, 07/11/2024 (H)	11,000,000	11,287,727
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (F) (H) (J)	1,910,000	2,459,125
Credit Agricole SA
3.50%, 04/13/2015 (G)	1,616,000	1,616,961
8.13%, 09/19/2033 (F) (G)	5,100,000	5,794,875
Eksportfinans ASA
2.00%, 09/15/2015	1,320,000	1,322,191
Series MTN
5.50%, 06/26/2017 (B)	700,000	745,500
HSBC Capital Funding, LP
10.18%, 06/30/2030 (F) (H) (J)	100,000	151,500
Lloyds Bank PLC
12.00%, 12/16/2024 (F) (H) (J)	16,500,000	23,636,250

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Bank, Ltd.
0.72%, 09/25/2017 (F) (H)	$ 300,000	$ 299,385
UniCredit SpA
6.75%, 09/10/2021 (F) (G) (J)	EUR 600,000	658,053
8.00%, 06/03/2024 (B) (F) (G) (J)	$ 2,600,000	2,678,000
Wells Fargo & Co.
7.98%, 03/15/2018 (B) (F) (J)	8,700,000	9,526,500
Series MTN
0.56%, 06/02/2017 (F)	32,100,000	32,097,753

		122,600,763

Beverages - 0.0% (K)
Constellation Brands, Inc.
4.25%, 05/01/2023	700,000	720,125

Capital Markets - 2.2%
Goldman Sachs Group, Inc. Series MTN
1.36%, 11/15/2018 (F)	3,300,000	3,336,042
Morgan Stanley
0.73%, 10/15/2015 (F)	1,100,000	1,101,558
3.45%, 11/02/2015	13,800,000	14,013,224
Series MTN
0.71%, 10/18/2016 (F)	4,597,000	4,591,410
6.25%, 08/28/2017	5,500,000	6,075,916
6.63%, 04/01/2018	13,900,000	15,809,193
UBS AG
5.88%, 12/20/2017	1,569,000	1,741,693

		46,669,036

Construction & Engineering - 0.1% (B) (H)
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023	1,328,600	1,016,379
6.75%, 10/01/2022	465,050	361,437

		1,377,816

Consumer Finance - 2.3%
Ally Financial, Inc.
4.63%, 06/26/2015	9,000,000	9,045,000
5.50%, 02/15/2017	1,800,000	1,872,000
8.00%, 03/15/2020 (B)	7,132,000	8,504,910
HSBC Finance Corp.
5.00%, 06/30/2015	2,220,000	2,243,734
Navient Corp. Series MTN
4.88%, 06/17/2019 (B)	11,100,000	11,072,250
5.00%, 04/15/2015 (B)	600,000	600,000
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (H)	800,000	826,000
7.25%, 12/15/2021 (H)	700,000	724,500
Springleaf Finance Corp. Series MTN
5.40%, 12/01/2015	3,800,000	3,866,880
6.50%, 09/15/2017	8,400,000	8,862,000

		47,617,274

Diversified Financial Services - 5.9%
Bank of America Corp.
3.75%, 07/12/2016	5,600,000	5,772,206
4.50%, 04/01/2015	3,100,000	3,100,000
6.50%, 08/01/2016	4,500,000	4,802,621
Series MTN
6.40%, 08/28/2017	11,200,000	12,413,262
7.63%, 06/01/2019	15,000,000	18,104,790

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Cos. LLC
6.40%, 10/02/2017	$ 2,200,000	$ 2,454,415
7.25%, 02/01/2018	1,500,000	1,726,893
Blackstone CQP Holdco, LP
9.30%, 03/18/2019 (L) (M)	1,071,352	1,024,125
Citigroup, Inc.
4.75%, 05/19/2015	2,982,000	2,998,127
6.00%, 08/15/2017	5,300,000	5,829,814
Ford Motor Credit Co. LLC
2.75%, 05/15/2015	6,500,000	6,514,352
5.63%, 09/15/2015	10,845,000	11,071,845
7.00%, 04/15/2015	2,000,000	2,003,686
General Motors Financial Co., Inc.
2.75%, 05/15/2016	4,500,000	4,550,220
GMAC International Finance BV
7.50%, 04/21/2015 (G)	EUR 750,000	808,801
JPMorgan Chase & Co.
0.78%, 02/15/2017 (F)	$ 25,400,000	25,431,775
6.30%, 04/23/2019	5,400,000	6,272,834
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600,000	1,770,950
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017	4,000,000	40
Tayarra, Ltd.
3.63%, 02/15/2022	8,020,179	8,549,887

		125,200,643

Diversified Telecommunication Services - 2.7%
AT&T, Inc.
0.69%, 03/30/2017 (F)	7,300,000	7,287,079
BellSouth Corp.
4.18%, 04/26/2021 (H) (M)	20,800,000	20,842,890
British Telecommunications PLC
2.00%, 06/22/2015	6,000,000	6,018,942
KT Corp.
4.88%, 07/15/2015 (B) (H)	900,000	909,565
Verizon Communications, Inc.
0.66%, 06/09/2017 (F)	11,200,000	11,182,214
1.80%, 09/15/2016 (F)	6,000,000	6,096,696
2.02%, 09/14/2018 (F)	1,000,000	1,043,028
2.50%, 09/15/2016	823,000	840,515
3.65%, 09/14/2018 (B)	3,300,000	3,509,055

		57,729,984

Electric Utilities - 0.6%
Pacific Gas & Electric Co.
0.46%, 05/11/2015 (F)	12,400,000	12,398,859

Energy Equipment & Services - 0.0% (K)
Kinder Morgan, Inc. Series MTN
7.80%, 08/01/2031	125,000	153,112

Food Products - 0.4%
Kraft Foods Group, Inc.
1.63%, 06/04/2015	8,900,000	8,914,925

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020 (B)	2,800,000	3,222,831

Health Care Providers & Services - 0.1%
HCA, Inc.
6.50%, 02/15/2016 (B)	1,410,000	1,461,253

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.6%
MGM Resorts International
7.50%, 06/01/2016	$ 6,095,000	$ 6,404,016
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (H)	6,200,000	6,277,500

		12,681,516

Insurance - 0.5%
Metropolitan Life Global Funding I
1.70%, 06/29/2015 (H)	11,300,000	11,335,030

Media - 1.0%
DISH DBS Corp.
7.75%, 05/31/2015	19,800,000	19,948,500

Metals & Mining - 0.6%
Anglo American Capital PLC
1.20%, 04/15/2016 (F) (H)	11,400,000	11,394,072
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 (G)	1,600,000	1,419,000

		12,813,072

Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources, Ltd.
0.65%, 03/30/2016 (F)	10,800,000	10,784,675
CNPC General Capital, Ltd.
1.16%, 05/14/2017 (B) (F) (H)	7,200,000	7,210,058
ONEOK Partners, LP
3.25%, 02/01/2016 (B)	4,500,000	4,559,972
Petrobras Global Finance BV
1.88%, 05/20/2016 (B) (F)	700,000	661,570
2.00%, 05/20/2016	700,000	669,550
2.63%, 03/17/2017 (F)	900,000	827,910
3.25%, 03/17/2017 (B)	2,100,000	1,937,250
3.50%, 02/06/2017 (B)	9,740,000	9,115,179
3.88%, 01/27/2016	300,000	294,264
4.38%, 05/20/2023 (B)	700,000	598,570
5.75%, 01/20/2020 (B)	500,000	463,790
6.13%, 10/06/2016 (B)	200,000	199,448
6.25%, 03/17/2024	100,000	94,280
7.88%, 03/15/2019 (B)	700,000	712,572

		38,129,088

Pharmaceuticals - 0.0% (K)
Actavis Funding SCS
3.00%, 03/12/2020	400,000	409,234
3.45%, 03/15/2022	300,000	307,283

		716,517

Road & Rail - 0.2%
Hellenic Railways Organization SA
4.03%, 03/17/2017 (M)	EUR 5,800,000	4,303,152

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.85%, 05/06/2021 (B)	$ 1,000,000	1,041,928
Hewlett-Packard Co.
2.13%, 09/13/2015	9,835,000	9,897,403

		10,939,331

Tobacco - 0.2%
Altria Group, Inc.
9.25%, 08/06/2019	2,872,000	3,685,009

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.7%
International Lease Finance Corp.
7.13%, 09/01/2018 (H)	$ 13,200,000	$ 14,817,000
8.63%, 09/15/2015	300,000	308,625

		15,125,625

Transportation Infrastructure - 0.0% (K)
Korea Expressway Corp.
5.13%, 05/20/2015 (H)	850,000	854,484

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
9.13%, 03/01/2017	1,500,000	1,638,750

Total Corporate Debt Securities (Cost $551,394,392)		568,830,828

COMMERCIAL PAPER - 1.8% (N)
Oil, Gas & Consumable Fuels - 0.6%
ENI Finance USA, Inc.
0.59%, 05/22/2015	12,200,000	12,189,976

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC
0.56%, 04/01/2015	23,600,000	23,600,000
0.61%, 06/29/2015	2,200,000	2,196,736

		25,796,736

Total Commercial Paper (Cost $37,986,712)		37,986,712

LOAN ASSIGNMENTS - 0.5%
Automobiles - 0.1%
Chrysler Group LLC, Term Loan B
3.50%, 05/24/2017 (F)	1,389,175	1,387,265

Health Care Equipment & Supplies - 0.2%
Biomet Inc., Term Loan B2
3.67%, 07/25/2017 (F)	4,300,000	4,293,731

Health Care Providers & Services - 0.2%
HCA, Inc., Term Loan B5
2.93%, 03/31/2017 (F)	5,160,705	5,162,320

Total Loan Assignments (Cost $10,847,347)		10,843,316

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (K)
U.S. Treasury Bill
0.02%, 05/28/2015 (C) (N)	341,000	340,991

Total Short-Term U.S. Government Obligation (Cost $340,991)		340,991

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.4% (N)
Mexico Cetes
3.01%, 04/01/2015	MXN 216,700,000	14,206,576
3.03%, 05/28/2015	220,200,000	14,368,557

Total Short-Term Foreign Government Obligations (Cost $30,594,444)		28,575,133

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Banks - 0.1%
Wells Fargo & Co.
Series L, 7.50%	2,100	2,568,300

Total Convertible Preferred Stock (Cost $1,890,035)		2,568,300

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Notional Amount	Value
OVER-THE-COUNTER SWAPTIONS PURCHASED - 0.0% (K) (M) (O) (P)
If exercised the Series pays floating 3 Month LIBOR, and receives 0.80%, European Style, Call Expires 01/19/2016, GSC	$ 20,400,000	$ 61,135
If exercised the Series pays floating 3 Month LIBOR, and receives 1.15%, European Style, Call Expires 01/19/2016, MSC	60,100,000	64,362
If exercised the Series pays floating 3 Month LIBOR, and receives 1.50%, European Style, Call Expires 01/29/2016, MSC	10,200,000	96,054
If exercised the Series pays floating 3 Month LIBOR, and receives 1.75%, European Style, Call Expires 07/20/2015, GSC	20,500,000	60,572
If exercised the Series pays floating 3 Month LIBOR, and receives 1.75%, European Style, Call Expires 01/29/2016, MSC	10,200,000	72,595
If exercised the Series pays floating 3 Month LIBOR, and receives 2.10%, European Style, Call Expires 07/30/2015, CITI	5,000,000	23,673
If exercised the Series pays floating 3 Month LIBOR, and receives 2.10%, European Style, Call Expires 01/30/2018, JPM	20,200,000	228,918
If exercised the Series receives floating 3 month LIBOR, and pays 3.21%, European Style, Put Expires 01/16/2020, GSC	9,500,000	109,835

Total Over-the-Counter Swaptions Purchased (Cost $1,028,742)		717,144

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.9%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (N)	61,188,795	61,188,795

Total Securities Lending Collateral (Cost $61,188,795)		61,188,795

Principal	Value
REPURCHASE AGREEMENT - 0.7%

State Street Bank & Trust Co. 0.01% (N), dated 03/31/2015, to be repurchased at $14,013,709 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.20%, due 10/17/2022, and with a value of $14,379,581.

$ 14,013,705	$ 14,013,705

Total Repurchase Agreement (Cost $14,013,705)	14,013,705

Total Investments (Cost $2,686,137,929) (Q)	2,709,228,176
Net Other Assets (Liabilities) - (28.1)%	(594,449,588)

Net Assets - 100.0%	$ 2,114,778,588

Principal	Value
REVERSE REPURCHASE AGREEMENT - (0.1)%

Toronto-Dominion Bank 0.30% (N),
dated 03/31/2015, to be repurchased at $(1,852,608) on 04/06/2015. Collateralized by a U.S. Government Agency Obligation, 6.25%, due 05/15/2030, and with a value of $(1,851,896).

$ (1,852,500)	$ (1,852,500)

Total Reverse Repurchase Agreement (Cost $1,852,500)	$ (1,852,500)

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (M) (O) (P)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Value
Call - USD vs. ILS	BOA	$4.07	04/15/2015	$4,800,000	$(37,728)	$(9,667)
Call - USD vs. ILS	CITI	4.07	05/22/2015	7,100,000	(58,532)	(46,867)
Call - USD vs. ILS	JPM	4.10	05/07/2015	2,900,000	(20,952)	(10,544)
Call - USD vs. ILS	UBS	4.11	05/14/2015	2,200,000	(17,325)	(8,661)
Call - USD vs. ILS	DUB	4.12	05/20/2015	3,600,000	(28,440)	(14,756)
Call - USD vs. ILS	HSBC	4.13	05/29/2015	7,700,000	(53,130)	(34,550)
Call - USD vs. ILS	DUB	4.15	06/04/2015	2,700,000	(16,848)	(11,505)
Call - USD vs. ILS	CITI	4.17	06/10/2015	3,400,000	(22,566)	(13,801)
Call - USD vs. INR	JPM	65.00	06/05/2015	2,600,000	(13,130)	(9,191)
Call - USD vs. INR	JPM	65.00	07/15/2015	2,600,000	(22,672)	(21,557)
Call - USD vs. INR	JPM	65.90	05/12/2015	13,300,000	(109,060)	(8,312)
Put - USD vs. BRL	DUB	3.02	05/22/2015	1,700,000	(17,340)	(11,982)
Put - USD vs. BRL	DUB	3.04	04/23/2015	2,600,000	(23,660)	(11,411)
Put - USD vs. BRL	HSBC	3.08	05/14/2015	7,000,000	(78,050)	(78,050)
Put - USD vs. BRL	DUB	3.08	05/27/2015	4,600,000	(53,176)	(57,334)
Put - USD vs. INR	JPM	61.50	07/15/2015	2,600,000	(13,728)	(10,676)
Put - USD vs. INR	JPM	62.00	06/05/2015	2,600,000	(15,860)	(12,220)
Put - USD vs. JPY	CITI	99.00	09/30/2015	2,300,000	(24,293)	(644)
Put - USD vs. JPY	UBS	100.00	07/03/2015	1,600,000	(11,200)	(18)
Put - USD vs. JPY	JPM	109.00	11/10/2015	4,200,000	(80,325)	(20,954)
Put - USD vs. JPY	UBS	110.00	05/12/2015	1,600,000	(18,560)	(170)
Put - USD vs. JPY	JPM	112.00	05/15/2015	900,000	(15,255)	(396)
Put - USD vs. JPY	CITI	112.00	05/15/2015	1,600,000	(27,360)	(704)
Put - USD vs. JPY	DUB	112.50	05/22/2015	1,700,000	(19,295)	(1,346)
Put - USD vs. JPY	BOA	113.00	05/22/2015	9,000,000	(130,050)	(8,991)
Put - USD vs. JPY	BNP	115.50	04/15/2015	21,500,000	(149,011)	(7,611)

Total					$(1,077,546)	$(411,918)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (O) (P)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Value
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.50%	01/19/2016	$40,000,000	$(24,000)	$(7,354)
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.52	01/19/2016	20,100,000	(12,060)	(4,364)
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.65	01/19/2016	40,000,000	(44,000)	(20,895)
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.66	01/19/2016	20,100,000	(20,100)	(11,104)
Call - 2-Year	GSC	3-Month USD-LIBOR BBA	Receive	0.70	01/19/2016	20,400,000	(30,600)	(10,546)
Call - 2-Year	GSC	3-Month USD-LIBOR BBA	Receive	0.90	01/19/2016	20,400,000	(55,080)	(29,857)
Call - 2-Year	JPM	3-Month USD-LIBOR BBA	Receive	1.10	01/30/2018	20,200,000	(105,040)	(43,618)
Call - 2-Year	JPM	3-Month USD-LIBOR BBA	Receive	1.60	01/30/2018	20,200,000	(182,810)	(120,537)
Call - 3-Year	GSC	3-Month USD-LIBOR BBA	Receive	0.85	07/20/2015	20,500,000	(34,850)	(10,354)
Call - 3-Year	GSC	3-Month USD-LIBOR BBA	Receive	1.00	07/20/2015	20,500,000	(61,500)	(28,750)
Call - 5-Year	MSC	3-Month USD-LIBOR BBA	Receive	1.10	01/29/2016	10,200,000	(38,760)	(18,154)
Call - 5-Year	MSC	3-Month USD-LIBOR BBA	Receive	1.30	01/29/2016	10,200,000	(59,160)	(39,881)
Call - 10-Year	MSC	6-Month EUR-EURIBOR Reuters	Receive	1.33	01/29/2016	10,200,000	(64,770)	(18,916)
Call - 10-Year	CITI	6-Month EUR-EURIBOR Reuters	Receive	1.43	07/30/2015	5,000,000	(29,875)	(3,484)
Call - 10-Year	MSC	6-Month EUR-EURIBOR Reuters	Receive	1.54	01/29/2016	10,200,000	(102,000)	(47,483)
Call - 10-Year	CITI	6-Month EUR-EURIBOR Reuters	Receive	1.59	07/30/2015	5,000,000	(46,500)	(10,224)
Put - 2-Year	GSC	3-Month USD-LIBOR BBA	Pay	2.80	01/16/2018	9,500,000	(118,750)	(79,900)
Put - 5-Year	RBS	3-Month USD-LIBOR BBA	Pay	2.50	09/21/2015	60,500,000	(1,149,500)	(154,569)
Put - 5-Year	MSC	3-Month USD-LIBOR BBA	Pay	2.60	09/14/2015	19,100,000	(250,688)	(36,236)

Total							$(2,430,043)	$(696,226)

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (R)

Credit Default Swap Agreements on Credit Indices – Buy Protection

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Series 23	1.00%	06/20/2020	EUR	1,100,000	$(26,866)	$(26,726)	$(140)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MXN TIIE Banxico	3.96%	05/16/2016	MXN	447,900,000	$918	$0	$918
MXN TIIE Banxico	4.04	02/03/2017		243,200,000	(44,033)	(40,564)	(3,469)
MXN TIIE Banxico	5.01	10/10/2019		15,800,000	(6,687)	10,663	(17,350)
MXN TIIE Banxico	5.27	02/05/2020		733,000,000	47,593	2,331	45,262
MXN TIIE Banxico	5.38	01/07/2022		28,100,000	(32,600)	22,390	(54,990)
MXN TIIE Banxico	5.43	11/17/2021		939,900,000	(797,091)	104,006	(901,097)
MXN TIIE Banxico	5.84	09/14/2021		163,100,000	145,421	387,301	(241,880)
MXN TIIE Banxico	5.92	12/07/2021		52,000,000	54,042	0	54,042
MXN TIIE Banxico	6.62	02/18/2030		2,400,000	4,999	80	4,919
MXN TIIE Banxico	6.81	06/19/2034		70,200,000	153,610	36,073	117,537
MXN TIIE Banxico	6.92	09/10/2029		151,900,000	643,539	478,947	164,592

Total					$169,711	$1,001,227	$(831,516)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.67%	04/17/2016		$213,500,000	$(382,609)	$19,552	$(402,161)
3-Month USD-LIBOR	0.75	06/17/2016		289,600,000	(480,429)	(319,714)	(160,715)
3-Month USD-LIBOR	1.00	04/17/2017		194,600,000	(652,967)	527,146	(1,180,113)
3-Month USD-LIBOR	1.05	10/19/2016		111,600,000	(248,865)	(18,972)	(229,893)
3-Month USD-LIBOR	1.50	09/16/2017		81,600,000	(643,112)	(251,328)	(391,784)
3-Month USD-LIBOR	1.85	12/04/2019		21,400,000	(486,450)	(40,012)	(446,438)
3-Month USD-LIBOR	2.00	06/15/2022		21,000,000	(192,111)	(142,223)	(49,888)
3-Month USD-LIBOR	2.80	12/18/2043		64,300,000	(6,236,226)	(6,570,842)	334,616
3-Month USD-LIBOR	3.00	06/19/2043		10,600,000	(1,481,337)	569,107	(2,050,444)
3-Month USD-LIBOR	3.25	12/18/2043		80,000,000	(15,675,016)	485,232	(16,160,248)
3-Month USD-LIBOR	3.50	12/18/2043		31,600,000	(7,928,817)	1,649,632	(9,578,449)
6-Month EUR-EURIBOR	0.75	09/16/2025	EUR	3,100,000	(50,817)	(37,583)	(13,234)
6-Month EUR-EURIBOR	0.95	03/25/2025		4,200,000	(179,069)	(9,178)	(169,891)
6-Month GBP-LIBOR	1.50	09/18/2016	GBP	1,500,000	(24,215)	(21,480)	(2,735)
6-Month GBP-LIBOR	1.50	09/16/2017		44,800,000	(636,674)	(505,989)	(130,685)
6-Month GBP-LIBOR	1.50	12/16/2017		35,000,000	(399,568)	(78,443)	(321,125)
6-Month GBP-LIBOR	1.51	10/07/2016		7,700,000	(76,399)	(71,303)	(5,096)
6-Month GBP-LIBOR	1.59	10/05/2016		34,200,000	(380,726)	682	(381,408)
6-Month GBP-LIBOR	1.88	10/05/2017		14,700,000	(364,737)	(361,012)	(3,725)

Total					$(36,520,144)	$(5,176,728)	$(31,343,416)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (O) (P)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (Basis Points) at March 31, 2015 (U)	Notional Amount (T)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazilian Government International Bond, 12.25%, 03/06/2030	1.00%	09/20/2016	MSC	158.37	$9,500,000	$(74,828)	$(61,588)	$(13,240)
Brazilian Government International Bond, 12.25%, 03/06/2030	1.00	12/20/2019	HSBC	267.63	9,513,000	(690,322)	(350,571)	(339,751)
General Electric Capital Corp., 5.63%, 09/15/2017	1.00	12/20/2015	DUB	22.39	10,000,000	55,896	113,059	(57,163)
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	12/20/2018	BCLY	64.88	15,700,000	206,314	149,537	56,777
Japanese Government International Bond, 2.00%, 03/21/2022	1.00	09/20/2016	DUB	10.19	5,200,000	71,283	49,777	21,506
Mexico Government International Bond, 5.95%, 03/19/2019	1.00	12/20/2018	JPM	100.67	2,100,000	(2,178)	(3,730)	1,552
Mexico Government International Bond, 5.95%, 03/19/2019	1.00	09/20/2019	HSBC	112.42	2,500,000	(16,454)	18,306	(34,760)
Mexico Government International Bond, 5.95%, 03/19/2019	1.00	12/20/2019	GSC	117.04	2,600,000	(21,919)	16,833	(38,752)
Mexico Government International Bond, 5.95%, 03/19/2019	1.00	12/20/2019	MSC	117.04	18,300,000	(154,273)	108,434	(262,707)
Mexico Government International Bond, 7.50%, 04/08/2033	1.00	09/20/2016	DUB	66.16	6,900,000	35,467	13,080	22,387
Petrobras Global Finance BV, 8.38%, 12/10/2018	1.00	03/20/2020	BNP	611.26	200,000	(37,754)	(36,895)	(859)
Petrobras Global Finance BV, 8.38%, 12/10/2018	1.00	03/20/2020	HSBC	611.26	100,000	(18,876)	(17,487)	(1,389)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	1.00	12/20/2019	MSC	613.82	1,200,000	(218,778)	(103,776)	(115,002)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	1.00	12/20/2019	BNP	613.82	1,000,000	(182,315)	(87,197)	(95,118)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	1.00	12/20/2019	BCLY	613.82	2,600,000	(474,020)	(295,362)	(178,658)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	1.00	12/20/2019	GSC	613.82	900,000	(164,083)	(90,878)	(73,205)
Reynolds American, Inc., 7.63%, 06/1/2016	1.28	06/20/2017	GSC	14.47	2,100,000	47,689	0	47,689

Total						$(1,639,151)	$(578,458)	$(1,060,693)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (O) (P)

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (T)	Fair Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	$9,600,000	$26,059	$0	$26,059
Home Equity ABS Index - Series 6-2	0.11	05/25/2046	BCLY	8,251,105	(1,625,271)	(1,678,609)	53,338

Total					$(1,599,212)	$(1,678,609)	$79,397

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	11.25%	01/04/2021	CITI	BRL	2,700,000	$(38,803)	$(26,296)	$(12,507)

FUTURES CONTRACTS:

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Sterling	Short	(860)	03/16/2016	$(148,092)
3-Month Sterling	Short	(333)	06/15/2016	(170,071)
5-Year U.S. Treasury Note	Long	180	06/30/2015	266,970
90-Day Eurodollar	Short	(1,503)	09/14/2015	(365,323)
90-Day Eurodollar	Short	(1,916)	12/14/2015	(668,492)
90-Day Eurodollar	Short	(603)	03/14/2016	(400,587)
90-Day Eurodollar	Short	(651)	09/19/2016	(155,359)
90-Day Eurodollar	Short	(533)	12/19/2016	(333,722)
10-Year U.S. Treasury Note	Long	263	06/19/2015	329,525
German Euro Bund	Long	456	06/08/2015	596,713
OTC Call Options Strike @ EUR 160.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(234)	05/22/2015	7,614
OTC Call Options Strike @ EUR 161.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(15)	05/22/2015	1,922
OTC Put Options Strike @ EUR 154.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(234)	05/22/2015	29,506
OTC Put Options Strike @ EUR 155.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(15)	05/22/2015	2,567
U.S. Treasury Bond	Long	130	06/19/2015	220,168

Total				$(786,661)

FORWARD FOREIGN CURRENCY CONTRACTS: (O) (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/05/2015	3,154,000	MXN	214,917	USD	$—	$(8,642)
BCLY	05/05/2015	1,211,000	USD	3,896,998	BRL	1,535	—
BCLY	05/05/2015	2,338,479	USD	34,812,000	MXN	61,731	—
BCLY	06/11/2015	1,341,226	USD	5,348,138	ILS	—	(2,937)
BCLY	06/15/2015	1,522,000	EUR	2,020,003	USD	—	(381,775)
BCLY	06/15/2015	9,794,219	USD	7,209,000	EUR	2,034,702	—
BCLY	10/02/2015	3,362,832	USD	9,500,000	BRL	550,448	—
BCLY	06/27/2016	10,605,761	USD	7,713,000	EUR	2,219,907	—
BNP	04/01/2015	123,550,488	MXN	8,209,880	USD	—	(110,614)
BNP	04/02/2015	1,756,000	AUD	1,333,252	USD	4,040	—

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (O) (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/02/2015	13,496,431	BRL	4,363,538	USD	$—	$(136,818)
BNP	04/02/2015	4,212,542	USD	13,496,431	BRL	2,469	(16,648)
BNP	04/02/2015	16,146,329	USD	15,202,000	EUR	—	(200,060)
BNP	04/14/2015	438,000	ILS	109,281	USD	789	—
BNP	04/14/2015	464,483	USD	1,850,000	ILS	—	(423)
BNP	05/05/2015	122,279,003	MXN	8,139,873	USD	—	(142,676)
BNP	05/05/2015	489,000	USD	1,592,918	BRL	—	(5,375)
BNP	05/05/2015	8,190,831	USD	123,550,488	MXN	110,477	—
BNP	06/15/2015	102,000	EUR	136,732	USD	—	(26,943)
BNP	06/15/2015	7,530,923	USD	5,553,000	EUR	1,553,867	—
BNP	07/02/2015	129,711	USD	313,755	BRL	34,110	—
BNP	01/05/2016	7,380,074	USD	19,000,000	BRL	1,899,287	—
BNP	01/03/2018	86,783	USD	296,710	BRL	14,584	—
BOA	04/01/2015	15,322,677	USD	214,575,701	MXN	1,256,316	—
BOA	04/02/2015	4,907,000	AUD	3,740,910	USD	—	(3,957)
BOA	04/02/2015	17,344,000	EUR	19,669,616	USD	—	(1,019,978)
BOA	04/02/2015	9,647,572,000	JPY	80,711,916	USD	—	(269,611)
BOA	04/02/2015	4,732,039	USD	4,324,000	EUR	82,533	—
BOA	04/02/2015	106,635,396	USD	12,735,572,000	JPY	445,076	—
BOA	04/07/2015	99,762,769	USD	88,351,000	EUR	4,754,493	—
BOA	04/07/2015	4,366,474	USD	2,897,000	GBP	69,267	—
BOA	04/14/2015	133,999,184	ILS	34,053,160	USD	—	(379,082)
BOA	04/14/2015	23,833,423	USD	94,285,633	ILS	139,442	(57)
BOA	05/05/2015	10,920,000	MXN	731,644	USD	3,573	(21,036)
BOA	05/05/2015	4,812,233	USD	73,192,000	MXN	26,675	(1,289)
BOA	05/06/2015	4,477,000	EUR	4,808,365	USD	7,921	—
BOA	05/08/2015	80,745,456	USD	9,647,572,000	JPY	259,723	—
BOA	06/11/2015	38,019,831	USD	149,558,849	ILS	430,787	—
BOA	06/15/2015	643,000	EUR	840,374	USD	—	(148,271)
BOA	06/15/2015	17,074,234	USD	12,558,000	EUR	3,557,239	—
BOA	08/07/2015	8,157,939	USD	6,100,000	EUR	1,586,318	—
BOA	08/07/2015	2,000,000	USD	202,962,400	JPY	304,416	—
BOA	06/13/2016	1,201,000	EUR	1,622,011	USD	—	(317,000)
BOA	06/13/2016	41,475,604	USD	30,325,000	EUR	8,524,357	—
BOA	06/27/2016	9,596,463	USD	6,970,000	EUR	2,018,427	—
CITI	04/02/2015	1,442,000	AUD	1,111,460	USD	—	(13,296)
CITI	04/02/2015	7,156,000	EUR	8,109,460	USD	—	(414,764)
CITI	04/02/2015	362,800,000	JPY	2,989,662	USD	35,396	—
CITI	04/02/2015	7,640,828	USD	9,837,000	AUD	149,404	—
CITI	04/02/2015	6,100,444	USD	5,651,000	EUR	24,043	—
CITI	04/14/2015	3,341,536	USD	12,938,000	ILS	90,209	—
CITI	05/05/2015	54,803,000	MXN	3,647,211	USD	3,520	(66,548)
CITI	05/05/2015	1,698,000	USD	25,487,462	MXN	31,089	—
CITI	05/28/2015	14,723,098	USD	217,402,000	MXN	528,370	—
CITI	06/15/2015	3,877,000	EUR	5,129,155	USD	—	(956,087)
CITI	06/15/2015	11,473,231	USD	8,393,000	EUR	2,439,297	—
CITI	06/26/2015	234,322,435	INR	3,712,039	USD	—	(36,570)
CITI	10/02/2015	2,544,170	USD	7,200,000	BRL	412,678	—
DUB	04/01/2015	2,540,000	USD	38,293,040	MXN	29,726	—
DUB	04/02/2015	50,590,793	BRL	16,676,460	USD	33,915	(866,696)
DUB	04/02/2015	16,320,000	USD	50,590,793	BRL	476,320	—
DUB	04/02/2015	3,325,055	USD	401,100,000	JPY	—	(19,353)
DUB	04/14/2015	1,167,000	USD	4,587,827	ILS	14,076	—
DUB	04/30/2015	1,368,000	USD	20,437,099	MXN	30,905	—
DUB	05/05/2015	27,898,807	MXN	1,854,000	USD	—	(29,384)
DUB	06/15/2015	3,049,000	EUR	3,964,554	USD	—	(682,716)
DUB	07/02/2015	4,053,314	USD	10,599,582	BRL	823,643	—
DUB	08/07/2015	668,965	USD	500,000	EUR	130,308	—
DUB	02/01/2016	1,211,130	USD	900,000	EUR	237,795	—

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (O) (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
DUB	06/13/2016	3,871,000	EUR	5,232,044	USD	$—	$(1,025,802)
DUB	06/13/2016	14,996,848	USD	10,953,000	EUR	3,095,281	—
GSC	04/01/2015	3,119,000	USD	47,159,280	MXN	27,506	—
GSC	04/02/2015	7,335,000	EUR	8,318,075	USD	—	(430,904)
GSC	04/02/2015	676,000	GBP	1,040,600	USD	—	(37,835)
GSC	04/02/2015	2,922,000,000	JPY	24,368,990	USD	41,480	(46,576)
GSC	04/02/2015	82,440,516	USD	73,962,000	EUR	2,930,705	(19,967)
GSC	04/14/2015	5,259,000	USD	20,775,724	ILS	38,048	—
GSC	05/05/2015	15,042,777	MXN	1,012,436	USD	—	(28,620)
GSC	05/12/2015	296,246	USD	273,000	CHF	14,830	—
GSC	06/15/2015	8,814,000	EUR	11,758,744	USD	—	(2,271,660)
GSC	06/26/2015	180,982,670	INR	2,862,291	USD	—	(23,485)
GSC	07/02/2015	5,945,839	USD	14,406,768	BRL	1,556,125	—
HSBC	04/02/2015	8,687,666	BRL	2,957,000	USD	—	(236,256)
HSBC	04/02/2015	2,708,125	USD	8,687,666	BRL	—	(12,619)
HSBC	05/05/2015	5,471,450	BRL	1,700,000	USD	—	(1,891)
HSBC	05/05/2015	10,240,816	MXN	656,000	USD	13,762	—
HSBC	06/26/2015	134,861,560	INR	2,124,473	USD	—	(9,100)
HSBC	08/07/2015	7,944,000	USD	810,037,764	JPY	1,176,802	—
JPM	04/01/2015	2,603,000	USD	40,222,467	MXN	—	(33,756)
JPM	04/02/2015	53,526,820	BRL	18,679,436	USD	—	(1,916,271)
JPM	04/02/2015	204,300,000	JPY	1,711,287	USD	—	(7,815)
JPM	04/02/2015	18,750,279	USD	53,526,820	BRL	2,049,789	(62,675)
JPM	04/02/2015	8,245,229	USD	7,716,000	EUR	—	(51,622)
JPM	04/13/2015	4,766,527	USD	303,627,780	INR	—	(70,374)
JPM	04/22/2015	20,613,413	USD	303,348,012	MXN	756,054	—
JPM	04/30/2015	208,000	USD	3,113,552	MXN	4,296	—
JPM	05/05/2015	27,493,893	BRL	8,480,535	USD	52,421	—
JPM	05/05/2015	24,288,000	MXN	1,614,662	USD	—	(26,197)
JPM	06/15/2015	831,000	EUR	1,111,130	USD	—	(216,671)
JPM	01/05/2016	55,174,792	USD	161,800,000	BRL	8,501,565	—
JPM	01/03/2018	296,710	BRL	86,190	USD	—	(13,991)
NSC	04/30/2015	2,140,000	USD	32,148,792	MXN	36,668	—
SCB	05/05/2015	71,855,984	MXN	4,897,891	USD	—	(198,422)
SCB	06/26/2015	119,788,010	INR	1,898,083	USD	—	(19,146)
UBS	04/02/2015	75,020,000	EUR	82,424,474	USD	—	(1,757,052)
UBS	04/02/2015	1,086,035	USD	732,000	GBP	201	—
UBS	04/13/2015	303,627,780	INR	4,842,548	USD	—	(5,647)
UBS	05/05/2015	24,682,314	MXN	1,658,000	USD	—	(43,746)
UBS	05/06/2015	82,460,859	USD	75,020,000	EUR	1,755,521	—
UBS	05/08/2015	745,200,000	JPY	6,219,775	USD	—	(2,878)
UBS	06/15/2015	1,794,000	EUR	2,364,341	USD	—	(433,342)
UBS	06/26/2015	4,776,650	USD	303,627,780	INR	14,092	—
UBS	01/05/2016	8,106,543	USD	21,000,000	BRL	2,048,831	—

Total						$61,559,180	$(15,282,926)

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$855,435,142	$—	$855,435,142
U.S. Government Agency Obligations	—	586,525,322	—	586,525,322
Foreign Government Obligations	—	147,327,787	—	147,327,787
Mortgage-Backed Securities	—	178,490,185	—	178,490,185
Asset-Backed Securities	—	124,915,818	—	124,915,818
Municipal Government Obligations	—	91,468,998	—	91,468,998
Corporate Debt Securities	—	568,830,828	—	568,830,828
Commercial Paper	—	37,986,712	—	37,986,712
Loan Assignments	—	10,843,316	—	10,843,316
Short-Term U.S. Government Obligation	—	340,991	—	340,991
Short-Term Foreign Government Obligations	—	28,575,133	—	28,575,133
Convertible Preferred Stock	2,568,300	—	—	2,568,300
Over-the-Counter Swaptions Purchased	—	717,144	—	717,144
Securities Lending Collateral	61,188,795	—	—	61,188,795
Repurchase Agreement	—	14,013,705	—	14,013,705

Total Investments	$63,757,095	$2,645,471,081	$—	$2,709,228,176

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$442,708	$—	$442,708
Interest Rate Swap Agreements	—	1,050,122	—	1,050,122
Futures Contracts (X)	1,454,985	—	—	1,454,985
Forward Foreign Currency Contracts (X)	—	61,559,180	—	61,559,180

Total Derivative Financial Instruments	$1,454,985	$63,052,010	$—	$64,506,995

LIABILITIES
Derivative Financial Instruments
Reverse Repurchase Agreement	$—	$(1,852,500)	$—	$(1,852,500)
Over-the-Counter Foreign Exchange Options Written	—	(411,918)	—	(411,918)
Over-the-Counter Interest Rate Swaptions Written	—	(696,226)	—	(696,226)
Credit Default Swap Agreements	—	(3,707,937)	—	(3,707,937)
Interest Rate Swap Agreements	—	(37,439,358)	—	(37,439,358)
Futures Contracts (X)	(2,241,646)	—	—	(2,241,646)
Forward Foreign Currency Contracts (X)	—	(15,282,926)	—	(15,282,926)

Total Derivative Financial Instruments	$(2,241,646)	$(59,390,865)	$—	$(61,632,511)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is subject to sale-buyback transactions.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $59,950,994. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

All or a portion of the security has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $715,400.

(D)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $12,465,271.

(E)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $3,914,438.

(F)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(G)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $206,773,063, representing 9.8% of the Portfolio’s net assets.

(I)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	The security has a perpetual maturity; the date displayed is the next call date.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $1,024,125, representing less than 0.1% of the Portfolio’s net assets.

(M)

Total aggregate value of illiquid securities is $26,887,311, representing 1.3% of the Portfolio’s net assets, and total aggregate value of illiquid derivatives is $(411,918), representing less than (0.1)% of the Portfolio’s net assets.

(N)	Rate disclosed reflects the yield at March 31, 2015.
(O)	Cash in the amount of $43,594,000 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(P)	Securities with an aggregate market value of $385,626 have been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(Q)

Aggregate cost for federal income tax purposes is $2,686,137,929. Aggregate gross unrealized appreciation and depreciation for all securities is $67,528,784 and $44,438,537, respectively. Net unrealized appreciation for tax purposes is $23,090,247.

(R)	Cash in the amount of $3,314,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(S)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(T)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(U)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(V)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(W)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(X)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
NSC	Nomura Securities Co., Ltd.
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
Banxico	Banco de México
BBA	British Bankers’ Association
BRL-CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro InterBank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2015 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 54.0%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 2,541,675	$ 2,490,247
0.75%, 02/15/2042 - 02/15/2045	2,122,548	2,148,183
1.38%, 02/15/2044	2,165,326	2,545,104
1.75%, 01/15/2028	111,574	130,585
2.00%, 01/15/2026	2,355,360	2,791,285
2.13%, 02/15/2040	865,152	1,155,045
2.38%, 01/15/2025 - 01/15/2027	17,546,176	21,505,661
2.50%, 01/15/2029	544,350	695,322
3.63%, 04/15/2028	1,011,626	1,426,867
3.88%, 04/15/2029	2,985,885	4,385,286
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2024	29,518,089	29,889,470
0.25%, 01/15/2025 (A)	246,715	248,411
0.50%, 04/15/2015	539,295	540,180
0.63%, 07/15/2021	11,407,990	11,956,110
1.13%, 01/15/2021	5,203,741	5,585,893
1.25%, 07/15/2020	9,056,626	9,817,237
1.38%, 01/15/2020	4,215,549	4,559,049
1.88%, 07/15/2015	120,170	122,029
2.00%, 01/15/2016	5,240,676	5,374,560
2.63%, 07/15/2017 (A)	112,779	122,444

Total U.S. Government Obligations (Cost $104,473,570)		107,488,968

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1.00%, 04/25/2024	2,500,000	2,484,730
1.82%, 08/25/2024 (B)	446,890	450,127
2.37%, 02/25/2024 (B)	750,000	759,131
Federal National Mortgage Association Connecticut Avenue Securities
1.77%, 01/25/2024 (B)	412,949	415,264
2.17%, 10/25/2023 (B)	408,197	413,531

Total U.S. Government Agency Obligations (Cost $4,503,445)		4,522,783

FOREIGN GOVERNMENT OBLIGATIONS - 17.8%
Australia Government Bond
1.00%, 11/21/2018	AUD 3,300,000	2,681,695
Canadian Government Bond
1.50%, 12/01/2044	CAD 1,075,320	1,162,896
4.25%, 12/01/2021	7,331,772	7,845,468
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/2016	EUR 2,283,640	2,520,604
France Government Bond OAT
0.10%, 03/01/2025	1,782,144	2,106,573
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2021 (C)	3,193,200	3,965,131
Japanese Government CPI Linked Bond
0.10%, 03/10/2024	JPY 255,500,000	2,287,858
Mexican Udibonos
Series S
4.50%, 12/04/2025	MXN 16,890,405	1,264,454
Slovenia Government International Bond
4.13%, 02/18/2019 (C)	$ 400,000	422,897

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (C)	EUR 1,967,540	$ 2,219,918
1.80%, 11/30/2024 (C)	983,770	1,250,731
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2029 (C)	GBP 3,428,138	5,590,883
1.25%, 11/22/2017 (C)	1,318,710	2,106,800

Total Foreign Government Obligations (Cost $37,210,536)		35,425,908

MORTGAGE-BACKED SECURITY - 0.8%
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class C
1.57%, 06/15/2033 (B) (D)	$ 1,550,000	1,550,242

Total Mortgage-Backed Security (Cost $1,554,359)		1,550,242

ASSET-BACKED SECURITY - 0.5%
American Express Credit Account Master Trust
Series 2013-1, Class A
0.59%, 02/16/2021 (B)	1,050,000	1,052,434

Total Asset-Backed Security (Cost $1,053,486)		1,052,434

CORPORATE DEBT SECURITIES - 20.7%
Banks - 4.5%
BNP Paribas SA
5.19%, 06/29/2015 (B) (D) (E)	2,110,000	2,121,120
Series MTN
0.72%, 05/07/2017 (B)	1,200,000	1,201,415
BPCE SA
4.63%, 07/11/2024 (D)	900,000	923,541
Deutsche Bank AG
7.50%, 04/30/2025 (A) (B) (E)	400,000	407,000
Eksportfinans ASA Series MTN
5.50%, 06/26/2017	700,000	745,500
Fifth Third Bancorp
0.69%, 12/20/2016 (B)	1,000,000	993,998
Goldman Sachs Capital III
4.00%, 05/01/2015 (A) (B) (E)	500,000	389,294
HSBC Holdings PLC
5.63%, 01/17/2020 (A) (B) (E)	420,000	423,937
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (A)	100,000	101,362
5.02%, 06/26/2024 (A) (D)	500,000	511,745
Nordea Bank AB
5.42%, 04/20/2015 (B) (D) (E)	420,000	420,000
Standard Chartered PLC
6.41%, 01/30/2017 (B) (D) (E)	500,000	521,250
6.50%, 04/02/2020 (B) (D) (E) (F)	200,000	201,768

		8,961,930

Building Products - 0.1%
Masco Corp.
4.45%, 04/01/2025 (A)	213,000	219,923

Capital Markets - 1.5% (B)
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (A) (E)	500,000	514,375
Series MTN
1.07%, 12/15/2017	418,000	419,748

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
1.01%, 01/05/2018 (A)	$ 349,000	$ 349,826
UBS Preferred Funding Trust V
6.24%, 05/15/2016 (A) (E)	1,610,000	1,676,413

		2,960,362

Construction Materials - 0.1%
Vulcan Materials Co.
4.50%, 04/01/2025	183,000	185,745

Consumer Finance - 0.2%
Ally Financial, Inc.
3.25%, 02/13/2018 (A)	419,000	414,810

Diversified Financial Services - 6.4% (B)
Bank of America Corp. Series MTN
0.87%, 08/25/2017 (A)	1,000,000	1,000,174
1.86%, 11/19/2024	5,000,000	4,887,500
Bank of America NA
0.68%, 05/08/2017	1,000,000	998,296
Citigroup, Inc.
0.96%, 11/24/2017	426,000	426,638
Series MTN
Zero Coupon, 03/27/2025	1,000,000	971,280
2.41%, 03/30/2020	2,000,000	2,075,720
Hartford Life Institutional Funding Series MTN
2.21%, 05/08/2018 (D)	2,000,000	2,030,020
JPMorgan Chase & Co. Series MTN
0.71%, 11/18/2016	426,000	425,978

		12,815,606

Electric Utilities - 0.2% (D)
Electricite de France SA
0.72%, 01/20/2017 (B)	300,000	300,342
1.15%, 01/20/2017	100,000	100,364

		400,706

Energy Equipment & Services - 0.3%
Kinder Morgan, Inc.
2.00%, 12/01/2017 (A)	680,000	678,941

Insurance - 4.2%
Allstate Life Global Funding Trusts Series MTN
1.13%, 11/25/2016 (B)	4,559,000	4,549,380
Kemper Corp.
4.35%, 02/15/2025 (A)	149,000	152,480
Pacific Life Global Funding
2.15%, 02/06/2016 (B) (D)	950,000	944,775
Swiss Re Capital I, LP
6.85%, 05/25/2016 (B) (D) (E)	1,000,000	1,050,000
XLIT, Ltd.
4.45%, 03/31/2025	45,000	45,291
5.50%, 03/31/2045	42,000	42,010
6.50%, 04/15/2017 (B) (E)	500,000	442,500
ZFS Finance USA Trust II
6.45%, 12/15/2065 (B) (D)	1,000,000	1,050,000

		8,276,436

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 1.6%
Allegheny Technologies, Inc.
5.95%, 01/15/2021	$ 1,224,000	$ 1,285,200
Freeport-McMoRan, Inc.
2.30%, 11/14/2017 (A)	1,337,000	1,332,735
Goldcorp, Inc.
5.45%, 06/09/2044	500,000	521,285
Kinross Gold Corp.
5.95%, 03/15/2024	105,000	97,237

		3,236,457

Oil, Gas & Consumable Fuels - 1.1%
Korea National Oil Corp.
3.13%, 04/03/2017 (A) (D)	2,000,000	2,058,400
Southwestern Energy Co.
3.30%, 01/23/2018	74,000	75,420

		2,133,820

Pharmaceuticals - 0.3% (B)
Actavis Funding SCS
1.14%, 09/01/2016	419,000	420,005
1.35%, 03/12/2018	172,000	173,086

		593,091

Real Estate Investment Trusts - 0.1%
OMEGA Healthcare Investors, Inc.
4.50%, 04/01/2027 (D)	160,000	157,168

Real Estate Management & Development - 0.1%
Deutsche Annington Finance BV
3.20%, 10/02/2017 (C)	200,000	205,862

Total Corporate Debt Securities (Cost $41,226,405)		41,240,857

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.06%, 04/30/2015 (F) (G)	250,000	249,989

Total Short-Term U.S. Government Obligation (Cost $249,989)		249,989

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%
Federal Home Loan Mortgage Corp. Discount Notes
0.07%, 04/09/2015 (G)	100,000	99,998

Total Short-Term U.S. Government Agency Obligation (Cost $99,998)		99,998

	Shares	Value
PREFERRED STOCKS - 2.1%
Banks - 0.4%
HSBC USA, Inc.
Series F, 3.50% (A) (B)	35,000	808,500

Consumer Finance - 1.0%
Navient Corp.
2.76% (B)	79,026	1,944,039

Diversified Financial Services - 0.1%
JPMorgan Chase & Co.
Series Y, 6.13% (A)	5,000	127,000

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Insurance - 0.6% (B)
Principal Financial Group, Inc.
Series A, 5.56%	10,000	$ 997,500
Prudential Financial, Inc.
3.16%	8,353	218,849

		1,216,349

Total Preferred Stocks (Cost $4,089,734)		4,095,888

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (G)	6,861,038	6,861,038

Total Securities Lending Collateral (Cost $6,861,038)		6,861,038

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (G), dated 03/31/2015, to be repurchased at $2,592,610 on 04/01/2015. Collateralized by a U.S. Government Obligation, 2.17%, due 11/07/2022, and with a value of $2,645,370.	$ 2,592,610	2,592,610

Total Repurchase Agreement (Cost $2,592,610)		2,592,610

Total Investments (Cost $203,915,170) (H)		205,180,715
Net Other Assets (Liabilities) - (3.1)%		(6,195,742)

Net Assets - 100.0%		$ 198,984,973

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	05/15/2015	2,688,211	USD	2,355,209	EUR	$154,217	$—
GSC	05/22/2015	2,119,559	USD	1,864,510	EUR	113,330	—
GSC	06/04/2015	1,332,228	USD	1,196,800	EUR	44,249	—
GSC	06/05/2015	1,196,285	USD	1,068,623	EUR	46,230	—
GSC	12/18/2015	2,359,981	USD	272,754,774	JPY	74,647	—
JPM	04/16/2015	732,723	USD	500,000	GBP	—	(8,893)
JPM	04/23/2015	1,500,570	USD	1,000,000	GBP	17,414	—
JPM	04/27/2015	1,963,799	USD	2,500,000	AUD	62,825	—
JPM	05/15/2015	1,267,904	USD	1,108,462	EUR	75,297	—
JPM	06/11/2015	2,582,756	USD	2,378,206	EUR	23,093	—
JPM	06/23/2015	1,084,357	USD	1,007,043	EUR	280	—

Total						$611,582	$(8,893)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$107,488,968	$—	$107,488,968
U.S. Government Agency Obligations	—	4,522,783	—	4,522,783
Foreign Government Obligations	—	35,425,908	—	35,425,908
Mortgage-Backed Security	—	1,550,242	—	1,550,242
Asset-Backed Security	—	1,052,434	—	1,052,434
Corporate Debt Securities	—	41,240,857	—	41,240,857
Short-Term U.S. Government Obligation	—	249,989	—	249,989
Short-Term U.S. Government Agency Obligation	—	99,998	—	99,998
Preferred Stocks	4,095,888	—	—	4,095,888
Securities Lending Collateral	6,861,038	—	—	6,861,038
Repurchase Agreement	—	2,592,610	—	2,592,610

Total Investments	$10,956,926	$194,223,789	$—	$205,180,715

Derivative Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$611,582	$—	$611,582

Total Derivative Financial Instruments	$—	$611,582	$—	$611,582

LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(8,893)	$—	$(8,893)

Total Derivative Financial Instruments	$—	$(8,893)	$—	$(8,893)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $6,713,160. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(C)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $13,940,735, representing 7.0% of the Portfolio’s net assets.

(E)	The security has a perpetual maturity; the date displayed is the next call date.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Rate disclosed reflects the yield at March 31, 2015.

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)

Aggregate cost for federal income tax purposes is $203,915,170. Aggregate gross unrealized appreciation and depreciation for all securities is $3,340,021 and $2,074,476, respectively. Net unrealized appreciation for tax purposes is $1,265,545.

(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 70.7%
SSC Government Money Market Fund	2,634,401	$ 2,634,401
SSgA Money Market Fund	2,634,302	2,634,302
SSgA Prime Money Market Fund	2,634,302	2,634,302
State Street Institutional Liquid Reserves Fund	2,634,302	2,634,302

Total Short-Term Investment Companies (Cost $10,537,307)		10,537,307

	Principal	Value
REPURCHASE AGREEMENT - 17.7%
State Street Bank & Trust Co. 0.01% (A), dated 03/31/2015, to be repurchased at $2,634,303 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $2,688,083.	$ 2,634,302	2,634,302

Total Repurchase Agreement (Cost $2,634,302)		2,634,302

Total Investments (Cost $13,171,609) (B)		13,171,609
Net Other Assets (Liabilities) - 11.6%		1,728,270

Net Assets - 100.0%		$ 14,899,879

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (C)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	Short	(290)	06/19/2015	$(385,334)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Short-Term Investment Companies	$10,537,307	$—	$—	$10,537,307
Repurchase Agreement	—	2,634,302	—	2,634,302

Total Investments	$10,537,307	$2,634,302	$—	$13,171,609

LIABILITIES
Derivative Financial Instruments
Futures Contracts (E)	$(385,334)	$—	$—	$(385,334)

Total Derivative Financial Instruments	$(385,334)	$—	$—	$(385,334)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2015.
(B)	Aggregate cost for federal income tax purposes is $13,171,609.
(C)	Cash in the amount of $1,739,502 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(E)	Derivative financial instrument valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 1.2%
Aerovironment, Inc. (A)	71,400	$ 1,892,814
Curtiss-Wright Corp.	30,000	2,218,200
Orbital ATK, Inc.	22,899	1,754,751
Spirit Aerosystems Holdings, Inc., Class A (A)	93,730	4,893,643

		10,759,408

Airlines - 0.3%
American Airlines Group, Inc.	56,880	3,002,126

Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (A)	70,200	1,813,266
Dana Holding Corp. (B)	80,500	1,703,380
Gentex Corp. (B)	85,500	1,564,650
Magna International, Inc., Class A	84,005	4,507,708
Stoneridge, Inc. (A) (B)	158,000	1,783,820

		11,372,824

Automobiles - 0.5%
Fiat Chrysler Automobiles NV (A) (B)	249,975	4,077,092

Banks - 7.4%
Berkshire Hills Bancorp, Inc.	115,612	3,202,453
CIT Group, Inc.	132,340	5,971,181
First Citizens BancShares, Inc., Class A	22,857	5,935,734
First Community Bancshares, Inc.	187,529	3,287,383
First Republic Bank, Class A (B)	34,000	1,941,060
Lakeland Bancorp, Inc., Class A	293,000	3,369,500
Sandy Spring Bancorp, Inc. (B)	137,500	3,606,625
Sterling Bancorp	262,300	3,517,443
SunTrust Banks, Inc.	253,455	10,414,466
Umpqua Holdings Corp.	125,500	2,156,090
United Community Banks, Inc.	87,500	1,652,000
Washington Trust Bancorp, Inc. (B)	48,178	1,839,918
Webster Financial Corp.	433,740	16,070,067
Wilshire Bancorp, Inc. (B)	243,500	2,427,695

		65,391,615

Beverages - 0.2%
Molson Coors Brewing Co., Class B	21,630	1,610,354

Building Products - 1.4%
Caesarstone Sdot-Yam, Ltd. (B)	76,600	4,650,386
Continental Building Products, Inc. (A)	211,000	4,766,490
Norcraft Cos., Inc. (A)	111,000	2,838,270
Quanex Building Products Corp.	8,600	169,764

		12,424,910

Capital Markets - 4.5%
E*TRADE Financial Corp. (A)	261,005	7,452,998
Invesco, Ltd.	199,150	7,904,263
Janus Capital Group, Inc. (B)	135,500	2,329,245
LPL Financial Holdings, Inc. (B)	12,500	548,250
Northern Trust Corp.	36,395	2,534,912
Piper Jaffray Cos. (A) (B)	35,500	1,862,330
Raymond James Financial, Inc.	193,565	10,990,621
Stifel Financial Corp. (A)	60,500	3,372,875
Waddell & Reed Financial, Inc., Class A	41,500	2,055,910

		39,051,404

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.5%
Celanese Corp., Series A (B)	102,725	$ 5,738,219
Mosaic Co.	117,885	5,429,783
OM Group, Inc.	73,200	2,198,196

		13,366,198

Commercial Services & Supplies - 0.8%
HNI Corp. (B)	65,300	3,602,601
KAR Auction Services, Inc.	56,185	2,131,097
Knoll, Inc.	65,700	1,539,351

		7,273,049

Communications Equipment - 1.3%
ARRIS Group, Inc. (A)	152,100	4,394,929
Harmonic, Inc. (A)	229,800	1,702,818
Harris Corp.	24,055	1,894,572
KVH Industries, Inc. (A)	242,507	3,666,706

		11,659,025

Construction & Engineering - 1.0%
Comfort Systems USA, Inc., Class A	149,500	3,145,480
EMCOR Group, Inc.	72,800	3,383,016
Granite Construction, Inc.	53,600	1,883,504

		8,412,000

Consumer Finance - 1.3%
Discover Financial Services	83,885	4,726,920
Synchrony Financial (A) (B)	206,430	6,265,150

		10,992,070

Containers & Packaging - 0.9%
Crown Holdings, Inc. (A)	56,040	3,027,281
Rock-Tenn Co., Class A	69,405	4,476,622

		7,503,903

Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (A)	86,225	2,910,094

Diversified Financial Services - 0.8%
Voya Financial, Inc.	151,895	6,548,193

Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. (A)	94,750	5,101,340

Electric Utilities - 1.1% (B)
Exelon Corp.	213,020	7,159,602
Portland General Electric Co.	56,225	2,085,385

		9,244,987

Electrical Equipment - 0.5%
Regal Beloit Corp.	53,000	4,235,760

Electronic Equipment, Instruments & Components - 2.4%
Belden, Inc.	32,000	2,993,920
Control4 Corp. (A) (B)	298,800	3,579,624
Daktronics, Inc.	165,500	1,789,055
Orbotech, Ltd. (A)	275,338	4,413,668
Rofin-Sinar Technologies, Inc. (A)	70,000	1,696,100
Universal Display Corp., Class A (A) (B)	87,100	4,071,925
Vishay Intertechnology, Inc. (B)	207,500	2,867,650

		21,411,942

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.9%
Helix Energy Solutions Group, Inc., Class A (A)	94,000	$ 1,406,240
Precision Drilling Corp.	1,071,725	6,794,736

		8,200,976

Food & Staples Retailing - 0.7%
Whole Foods Market, Inc.	117,290	6,108,463

Food Products - 1.6%
J&J Snack Foods Corp.	14,000	1,493,800
Pinnacle Foods, Inc.	89,025	3,633,110
Tyson Foods, Inc., Class A	223,005	8,541,092

		13,668,002

Gas Utilities - 0.8%
Atmos Energy Corp.	128,410	7,101,073

Health Care Equipment & Supplies - 2.9% (A)
AngioDynamics, Inc. (B)	154,500	2,748,555
Boston Scientific Corp.	315,800	5,605,450
Globus Medical, Inc., Class A	115,725	2,920,899
Greatbatch, Inc.	60,300	3,488,355
Halyard Health, Inc. (B)	92,785	4,565,022
Hologic, Inc.	191,965	6,339,644

		25,667,925

Health Care Providers & Services - 5.9%
AMN Healthcare Services, Inc. (A)	137,500	3,172,125
Anthem, Inc.	48,470	7,484,253
HCA Holdings, Inc. (A)	155,000	11,660,650
Health Net, Inc. (A)	50,500	3,054,745
HealthSouth Corp. (B)	72,500	3,216,100
Laboratory Corp. of America Holdings (A)	43,775	5,519,590
MEDNAX, Inc. (A)	59,150	4,288,966
PharMerica Corp. (A)	83,500	2,353,865
VCA, Inc. (A)	147,505	8,086,224
WellCare Health Plans, Inc. (A)	34,750	3,178,235

		52,014,753

Health Care Technology - 0.4%
Omnicell, Inc. (A)	95,000	3,334,500

Hotels, Restaurants & Leisure - 1.4%
Bloomin’ Brands, Inc.	282,175	6,865,318
Churchill Downs, Inc.	28,000	3,219,160
Royal Caribbean Cruises, Ltd., Class A	25,825	2,113,776

		12,198,254

Household Durables - 1.0%
Harman International Industries, Inc.	26,500	3,541,195
Helen of Troy, Ltd. (A)	33,000	2,689,170
La-Z-Boy, Inc.	97,500	2,740,725

		8,971,090

Household Products - 0.3%
Spectrum Brands Holdings, Inc., Class A	33,500	3,000,260

Independent Power and Renewable Electricity Producers - 1.0%
Dynegy, Inc., Class A (A) (B)	125,025	3,929,536
NRG Energy, Inc.	206,000	5,189,140

		9,118,676

Insurance - 4.0%
Allied World Assurance Co. Holdings AG	52,900	2,137,160
Aspen Insurance Holdings, Ltd.	50,000	2,361,500
Hartford Financial Services Group, Inc.	187,950	7,860,069

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	87,190	$ 5,009,937
Selective Insurance Group, Inc.	193,783	5,629,396
United Fire Group, Inc.	199,289	6,331,412
Validus Holdings, Ltd.	43,500	1,831,350
XL Group PLC, Class A	101,065	3,719,192

		34,880,016

Internet & Catalog Retail - 0.5% (B)
Expedia, Inc.	29,200	2,748,596
Nutrisystem, Inc.	91,500	1,828,170

		4,576,766

Internet Software & Services - 0.9%
AOL, Inc. (A)	86,300	3,418,343
Blucora, Inc. (A) (B)	61,000	833,260
IAC/InterActiveCorp	45,500	3,069,885
TheStreet, Inc.	383,700	690,660
XO Group, Inc. (A)	6,100	107,787

		8,119,935

IT Services - 1.6%
Booz Allen Hamilton Holding Corp., Class A	179,800	5,203,412
CoreLogic, Inc. (A)	106,200	3,745,674
Global Payments, Inc.	32,500	2,979,600
Sykes Enterprises, Inc. (A)	98,500	2,447,725

		14,376,411

Life Sciences Tools & Services - 0.5%
Quintiles Transnational Holdings, Inc. (A)	59,745	4,001,123

Machinery - 5.2%
Allison Transmission Holdings, Inc., Class A	399,825	12,770,410
Altra Industrial Motion Corp. (B)	90,500	2,501,420
Columbus McKinnon Corp.	50,000	1,347,000
Douglas Dynamics, Inc.	50,500	1,153,420
ITT Corp.	183,185	7,310,913
Mueller Industries, Inc.	86,500	3,125,245
NN, Inc. (B)	171,800	4,308,744
Oshkosh Corp. (B)	30,500	1,488,095
Stanley Black & Decker, Inc.	26,925	2,567,568
Trinity Industries, Inc. (B)	190,715	6,772,290
Watts Water Technologies, Inc., Class A	46,000	2,531,380

		45,876,485

Media - 2.1%
AMC Networks, Inc., Class A (A) (B)	20,500	1,571,120
Gannett Co., Inc.	179,685	6,662,720
News Corp., Class A (A)	125,375	2,007,254
Starz, Class A (A) (B)	232,700	8,007,207

		18,248,301

Metals & Mining - 1.4%
Alcoa, Inc.	204,075	2,636,649
Allegheny Technologies, Inc.	47,900	1,437,479
Century Aluminum Co. (A) (B)	101,600	1,402,080
Kaiser Aluminum Corp. (B)	34,500	2,652,705
U.S. Steel Corp. (B)	186,375	4,547,550

		12,676,463

Multi-Utilities - 2.7%
Ameren Corp.	170,520	7,195,944
DTE Energy Co.	65,900	5,317,471

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
NorthWestern Corp. (B)	106,000	$ 5,701,740
PG&E Corp.	102,130	5,420,039

		23,635,194

Multiline Retail - 0.4%
Kohl’s Corp. (B)	43,590	3,410,918

Oil, Gas & Consumable Fuels - 3.3%
EnCana Corp.	285,595	3,184,384
Energen Corp.	79,560	5,250,960
Gulfport Energy Corp. (A)	50,050	2,297,796
Newfield Exploration Co. (A)	169,525	5,948,632
PBF Energy, Inc., Class A	181,300	6,149,696
REX American Resources Corp., Class A (A) (B)	19,100	1,161,471
Valero Energy Corp.	42,510	2,704,486
Western Refining, Inc.	51,000	2,518,890

		29,216,315

Paper & Forest Products - 0.6%
Domtar Corp.	60,000	2,773,200
P.H. Glatfelter Co.	97,500	2,684,175

		5,457,375

Pharmaceuticals - 0.8% (A) (B)
Lannett Co., Inc.	60,040	4,065,308
Nektar Therapeutics	240,500	2,645,500

		6,710,808

Professional Services - 0.6%
Heidrick & Struggles International, Inc.	62,500	1,536,250
On Assignment, Inc. (A)	90,000	3,453,300

		4,989,550

Real Estate Investment Trusts - 7.8%
BioMed Realty Trust, Inc., Class B (B)	444,629	10,075,293
Brandywine Realty Trust (B)	205,000	3,275,900
CBL & Associates Properties, Inc.	184,350	3,650,130
DiamondRock Hospitality Co.	295,400	4,174,002
DuPont Fabros Technology, Inc. (B)	195,675	6,394,659
Excel Trust, Inc.	342,993	4,808,762
Liberty Property Trust, Series C	321,325	11,471,302
National Retail Properties, Inc.	82,500	3,380,025
Physicians Realty Trust	172,000	3,028,920
SL Green Realty Corp. (B)	55,035	7,065,393
Summit Hotel Properties, Inc.	395,800	5,568,906
Sunstone Hotel Investors, Inc.	334,380	5,574,115

		68,467,407

Real Estate Management & Development - 1.6%
CBRE Group, Inc., Class A (A)	362,575	14,035,278

Road & Rail - 1.0%
AMERCO	13,100	4,328,240
Con-way, Inc.	91,420	4,034,365

		8,362,605

Semiconductors & Semiconductor Equipment - 6.6%
Applied Materials, Inc., Class A	232,125	5,236,740
Broadcom Corp., Class A	194,240	8,409,621
Brooks Automation, Inc., Class A	287,500	3,343,625
Cohu, Inc.	125,000	1,367,500

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc. (A)	272,300	$ 3,727,787
GSI Technology, Inc. (A)	151,500	893,850
Integrated Device Technology, Inc. (A)	186,375	3,731,228
Micron Technology, Inc. (A) (B)	175,625	4,764,706
MKS Instruments, Inc.	57,000	1,927,170
NXP Semiconductors NV (A)	33,400	3,352,024
Qorvo, Inc. (A)	56,500	4,503,050
Sigma Designs, Inc. (A)	327,300	2,628,219
Silicon Motion Technology Corp., ADR	212,700	5,717,376
Skyworks Solutions, Inc.	57,445	5,646,269
Xcerra Corp. (A)	344,500	3,062,605

		58,311,770

Software - 1.7% (A)
Check Point Software Technologies, Ltd., Class A (B)	94,385	7,736,739
Electronic Arts, Inc.	95,410	5,611,539
TiVo, Inc.	171,400	1,818,554

		15,166,832

Specialty Retail - 4.2%
Abercrombie & Fitch Co., Class A (B)	81,500	1,796,260
American Eagle Outfitters, Inc. (B)	993,210	16,964,027
ANN, Inc. (A)	66,500	2,728,495
Bed Bath & Beyond, Inc. (A) (B)	17,975	1,380,030
Express, Inc. (A)	177,500	2,934,075
Finish Line, Inc., Class A	88,300	2,165,116
Foot Locker, Inc. (B)	125,515	7,907,445
Guess?, Inc. (B)	71,000	1,319,890

		37,195,338

Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp.	76,355	6,949,069

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	77,015	2,580,773
Steven Madden, Ltd., Class B (A)	46,575	1,769,850

		4,350,623

Thrifts & Mortgage Finance - 1.5%
Dime Community Bancshares, Inc.	132,500	2,133,250
Oritani Financial Corp.	75,000	1,091,250
Provident Financial Services, Inc.	129,800	2,420,770
TrustCo Bank Corp. (B)	196,000	1,348,480
United Financial Bancorp, Inc.	221,806	2,757,049
Washington Federal, Inc. (B)	162,000	3,532,410

		13,283,209

Trading Companies & Distributors - 1.6%
AerCap Holdings NV (A)	148,905	6,499,703
GATX Corp. (B)	131,045	7,597,989

		14,097,692

Total Common Stocks (Cost $756,092,065)		862,127,749

MASTER LIMITED PARTNERSHIP - 0.5%
Capital Markets - 0.5%
Lazard, Ltd., Class A	80,205	4,217,981

Total Master Limited Partnership (Cost $4,051,141)		4,217,981

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	137,177,973	$ 137,177,973

Total Securities Lending Collateral (Cost $137,177,973)		137,177,973

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $11,846,066 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 2.50%, due 01/01/2033, and with a total value of $12,085,514.	$ 11,846,063	11,846,063

Total Repurchase Agreement (Cost $11,846,063)		11,846,063

Total Investments (Cost $909,167,242) (D)		1,015,369,766
Net Other Assets (Liabilities) - (15.5)%		(136,610,687)

Net Assets - 100.0%		$ 878,759,079

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$862,127,749	$—	$—	$862,127,749
Master Limited Partnership	4,217,981	—	—	4,217,981
Securities Lending Collateral	137,177,973	—	—	137,177,973
Repurchase Agreement	—	11,846,063	—	11,846,063

Total Investments	$1,003,523,703	$11,846,063	$—	$1,015,369,766

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $133,961,890. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $909,167,242. Aggregate gross unrealized appreciation and depreciation for all securities is $132,617,883 and $26,415,359, respectively. Net unrealized appreciation for tax purposes is $106,202,524.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.4%
Esterline Technologies Corp. (A)	16,300	$ 1,865,046
GenCorp, Inc. (A)	77,200	1,790,268
HEICO Corp., Class A	64,181	3,179,527
Hexcel Corp.	47,500	2,442,450
Teledyne Technologies, Inc. (A)	41,300	4,407,949
TransDigm Group, Inc.	11,600	2,537,152

		16,222,392

Airlines - 0.9%
Allegiant Travel Co., Class A (B)	10,500	2,019,045
Spirit Airlines, Inc. (A)	49,700	3,844,792

		5,863,837

Auto Components - 0.6% (A)
Gentherm, Inc.	26,500	1,338,515
Tenneco, Inc.	45,800	2,629,836

		3,968,351

Banks - 1.2% (A)
Signature Bank	29,000	3,757,820
SVB Financial Group	21,100	2,680,544
Texas Capital Bancshares, Inc.	26,800	1,303,820

		7,742,184

Beverages - 0.8%
Boston Beer Co., Inc., Class A (A) (B)	19,100	5,107,340

Biotechnology - 9.4% (A)
ACADIA Pharmaceuticals, Inc. (B)	52,300	1,704,457
Acceleron Pharma, Inc. (B)	24,100	917,246
Acorda Therapeutics, Inc. (B)	20,900	695,552
Alkermes PLC	56,100	3,420,417
Alnylam Pharmaceuticals, Inc.	23,100	2,412,102
AMAG Pharmaceuticals, Inc. (B)	19,800	1,082,268
Anacor Pharmaceuticals, Inc.	15,200	879,320
BioMarin Pharmaceutical, Inc.	25,500	3,177,810
Bluebird Bio, Inc.	15,700	1,896,089
Cepheid (B)	38,200	2,173,580
Clovis Oncology, Inc. (B)	7,000	519,610
Dyax Corp.	36,200	606,531
Exelixis, Inc. (B)	130,500	335,385
Incyte Corp. (B)	63,400	5,811,244
Insmed, Inc. (B)	41,900	871,520
Insys Therapeutics, Inc. (B)	8,600	499,918
Intercept Pharmaceuticals, Inc. (B)	7,300	2,058,746
Isis Pharmaceuticals, Inc. (B)	48,400	3,081,628
Ligand Pharmaceuticals, Inc., Class B (B)	17,500	1,349,425
Medivation, Inc. (B)	11,200	1,445,584
Neurocrine Biosciences, Inc. (B)	74,600	2,962,366
Novavax, Inc. (B)	142,400	1,177,648
Ophthotech Corp.	10,200	474,606
OPKO Health, Inc. (B)	118,000	1,672,060
Pharmacyclics, Inc. (B)	22,300	5,707,685
Prothena Corp. PLC (B)	23,000	877,220
Puma Biotechnology, Inc. (B)	20,200	4,769,422
Receptos, Inc.	13,600	2,242,504
Regulus Therapeutics, Inc. (B)	16,500	279,510
Seattle Genetics, Inc. (B)	33,800	1,194,830
Sunesis Pharmaceuticals, Inc.	37,900	92,855
Synageva BioPharma Corp. (B)	15,100	1,472,703

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
TESARO, Inc.	14,600	$ 838,040
United Therapeutics Corp. (B)	24,900	4,293,631

		62,993,512

Building Products - 0.9%
AAON, Inc.	76,050	1,865,507
Lennox International, Inc.	34,500	3,853,305

		5,718,812

Capital Markets - 1.8%
Affiliated Managers Group, Inc. (A)	8,900	1,911,542
E*TRADE Financial Corp. (A)	155,660	4,444,871
Financial Engines, Inc. (B)	40,200	1,681,566
Virtus Investment Partners, Inc.	6,400	836,928
Waddell & Reed Financial, Inc., Class A	68,600	3,398,444

		12,273,351

Chemicals - 2.0%
NewMarket Corp. (B)	12,300	5,876,940
PolyOne Corp.	99,300	3,708,855
Stepan Co.	24,900	1,037,334
WR Grace & Co. (A)	25,700	2,540,959

		13,164,088

Commercial Services & Supplies - 2.0%
Clean Harbors, Inc. (A) (B)	42,300	2,401,794
Healthcare Services Group, Inc. (B)	66,000	2,120,580
Rollins, Inc.	116,625	2,884,136
Team, Inc. (A)	29,300	1,142,114
US Ecology, Inc. (B)	45,100	2,253,647
Waste Connections, Inc.	38,987	1,876,834
West Corp.	27,100	914,083

		13,593,188

Communications Equipment - 1.9%
ADTRAN, Inc. (B)	13,900	259,513
ARRIS Group, Inc. (A)	80,500	2,326,048
Aruba Networks, Inc. (A)	68,600	1,680,014
EchoStar Corp., Class A (A)	41,400	2,141,208
JDS Uniphase Corp. (A)	99,900	1,310,688
Plantronics, Inc.	39,000	2,065,050
Polycom, Inc. (A)	62,424	836,482
Riverbed Technology, Inc. (A)	79,162	1,655,277
Ubiquiti Networks, Inc. (B)	25,100	741,705

		13,015,985

Consumer Finance - 0.5% (A) (B)
PRA Group, Inc.	56,700	3,079,944
World Acceptance Corp.	1,800	131,256

		3,211,200

Containers & Packaging - 1.5%
Berry Plastics Group, Inc. (A)	128,100	4,635,939
Graphic Packaging Holding Co.	272,500	3,962,150
Rock-Tenn Co., Class A	21,900	1,412,550

		10,010,639

Distributors - 0.6%
LKQ Corp. (A)	30,600	782,136
Pool Corp.	45,700	3,188,032

		3,970,168

Diversified Consumer Services - 1.0%
Ascent Capital Group, Inc., Class A (A) (B)	20,800	828,048

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Capella Education Co.	33,200	$ 2,154,016
ServiceMaster Global Holdings, Inc. (A)	60,500	2,041,875
Sotheby’s, Class A (B)	41,500	1,753,790
Steiner Leisure, Ltd., Class A (A)	3,300	156,420

		6,934,149

Diversified Financial Services - 1.5%
CBOE Holdings, Inc.	60,800	3,490,224
MarketAxess Holdings, Inc.	44,100	3,655,890
MSCI, Inc., Class A	44,488	2,727,559
NewStar Financial, Inc. (A) (B)	26,900	315,537

		10,189,210

Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (A)	28,860	1,553,822

Electrical Equipment - 0.9%
Acuity Brands, Inc.	23,200	3,901,312
Generac Holdings, Inc. (A) (B)	46,200	2,249,478

		6,150,790

Electronic Equipment, Instruments & Components - 2.0%
Anixter International, Inc. (A)	41,500	3,159,395
Cognex Corp. (A)	71,800	3,560,562
Coherent, Inc. (A)	35,000	2,273,600
FARO Technologies, Inc. (A)	12,500	776,625
FEI Co.	43,200	3,297,888

		13,068,070

Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (B)	26,500	744,915
Core Laboratories NV (B)	10,900	1,138,941
Dril-Quip, Inc., Class A (A)	22,400	1,531,936
Oceaneering International, Inc.	21,000	1,132,530
Oil States International, Inc. (A)	15,100	600,527
Tesco Corp., Class B	63,600	723,132
Unit Corp. (A)	9,100	254,618

		6,126,599

Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc.	32,500	2,928,250
Rite Aid Corp. (A)	587,600	5,106,244

		8,034,494

Food Products - 1.4%
J&J Snack Foods Corp.	45,800	4,886,860
TreeHouse Foods, Inc. (A)	48,900	4,157,478

		9,044,338

Health Care Equipment & Supplies - 4.2%
Abaxis, Inc. (B)	23,800	1,525,818
Align Technology, Inc. (A)	62,300	3,350,805
Cooper Cos., Inc.	16,200	3,036,204
DexCom, Inc. (A)	54,600	3,403,764
Halyard Health, Inc. (A) (B)	42,400	2,086,080
HeartWare International, Inc. (A) (B)	7,000	614,390
ICU Medical, Inc., Class B (A)	17,900	1,667,206
IDEXX Laboratories, Inc. (A) (B)	19,000	2,935,120
Masimo Corp. (A)	25,800	850,884
Sirona Dental Systems, Inc. (A)	45,300	4,076,547
Thoratec Corp. (A)	30,100	1,260,889
West Pharmaceutical Services, Inc.	51,500	3,100,815

		27,908,522

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 3.0%
Air Methods Corp. (A) (B)	37,000	$ 1,723,830
Centene Corp. (A)	73,200	5,174,508
Chemed Corp. (B)	9,200	1,098,480
Corvel Corp. (A)	41,000	1,410,810
HealthSouth Corp.	56,600	2,510,776
MEDNAX, Inc. (A)	36,900	2,675,619
Team Health Holdings, Inc. (A)	64,000	3,744,640
WellCare Health Plans, Inc. (A)	21,800	1,993,828

		20,332,491

Health Care Technology - 0.1%
athenahealth, Inc. (A) (B)	7,200	859,608

Hotels, Restaurants & Leisure - 6.1%
Brinker International, Inc. (B)	63,100	3,884,436
Buffalo Wild Wings, Inc. (A)	15,900	2,881,716
Cheesecake Factory, Inc. (B)	26,800	1,322,044
Choice Hotels International, Inc. (B)	49,400	3,165,058
Denny’s Corp. (A)	283,400	3,230,760
Diamond Resorts International, Inc. (A)	72,000	2,406,960
Domino’s Pizza, Inc.	53,200	5,349,260
Jack in the Box, Inc.	38,100	3,654,552
Marriott Vacations Worldwide Corp.	53,300	4,319,965
Red Robin Gourmet Burgers, Inc. (A)	23,700	2,061,900
Six Flags Entertainment Corp.	68,000	3,291,880
Vail Resorts, Inc.	48,900	5,057,238

		40,625,769

Household Durables - 0.6%
Helen of Troy, Ltd. (A)	50,000	4,074,500

Insurance - 0.3%
AmTrust Financial Services, Inc. (B)	34,083	1,942,220

Internet & Catalog Retail - 1.7%
HSN, Inc.	63,300	4,318,959
Liberty TripAdvisor Holdings, Inc., Class A (A)	66,500	2,114,035
Liberty Ventures, Series A (A)	85,500	3,591,855
Shutterfly, Inc. (A) (B)	33,600	1,520,064

		11,544,913

Internet Software & Services - 2.6%
comScore, Inc. (A)	49,100	2,513,920
Cornerstone OnDemand, Inc., Class A (A) (B)	35,400	1,022,706
CoStar Group, Inc. (A)	16,400	3,244,412
Envestnet, Inc. (A)	53,100	2,977,848
j2 Global, Inc. (B)	29,900	1,963,832
MercadoLibre, Inc. (B)	17,000	2,082,840
Perficient, Inc. (A)	42,900	887,601
WebMD Health Corp., Class A (A) (B)	56,700	2,485,445

		17,178,604

IT Services - 5.8%
Blackhawk Network Holdings, Inc., Class B (A)	45,800	1,628,190
Cardtronics, Inc. (A)	66,700	2,507,920
CoreLogic, Inc. (A)	96,600	3,407,082
DST Systems, Inc.	24,500	2,712,395
Euronet Worldwide, Inc. (A)	62,000	3,642,500
Gartner, Inc. (A)	50,100	4,200,885
Heartland Payment Systems, Inc. (B)	62,820	2,943,117
Jack Henry & Associates, Inc.	39,000	2,725,710
MAXIMUS, Inc., Class A	114,200	7,623,992
TeleTech Holdings, Inc.	20,600	524,270

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Unisys Corp. (A)	29,390	$ 682,142
VeriFone Systems, Inc. (A) (B)	36,700	1,280,463
WEX, Inc. (A)	43,200	4,637,952

		38,516,618

Leisure Products - 0.9%
Brunswick Corp., Class B	54,300	2,793,735
Polaris Industries, Inc. (B)	21,200	2,991,320

		5,785,055

Life Sciences Tools & Services - 1.5% (A)
Affymetrix, Inc.	104,600	1,313,776
Bio-Rad Laboratories, Inc., Class A	9,000	1,216,620
Bruker Corp. (B)	57,000	1,052,790
Cambrex Corp.	35,400	1,402,902
Mettler-Toledo International, Inc.	4,600	1,511,790
PAREXEL International Corp.	48,800	3,366,712

		9,864,590

Machinery - 5.7%
Actuant Corp., Class A	47,400	1,125,276
Chart Industries, Inc. (A)	20,200	708,515
Graco, Inc., Class A	39,700	2,864,752
Hyster-Yale Materials Handling, Inc.	15,400	1,128,666
IDEX Corp.	30,300	2,297,649
John Bean Technologies Corp.	67,100	2,396,812
Lincoln Electric Holdings, Inc.	38,700	2,530,593
Middleby Corp. (A)	61,400	6,302,710
Nordson Corp. (B)	40,000	3,133,600
Standex International Corp.	13,500	1,108,755
Sun Hydraulics Corp. (B)	27,000	1,116,720
Toro Co.	70,100	4,915,412
Valmont Industries, Inc. (B)	19,100	2,347,008
Wabtec Corp.	49,400	4,693,494
Woodward, Inc.	29,400	1,499,694

		38,169,656

Marine - 0.4%
Kirby Corp. (A)	38,200	2,866,910

Media - 1.0%
John Wiley & Sons, Inc., Class A	9,600	586,944
Live Nation Entertainment, Inc. (A)	145,000	3,658,350
Starz, Class A (A) (B)	75,400	2,594,514

		6,839,808

Metals & Mining - 0.6%
Compass Minerals International, Inc.	15,900	1,482,039
Stillwater Mining Co. (A) (B)	76,000	981,920
Worthington Industries, Inc.	54,300	1,444,923

		3,908,882

Multiline Retail - 0.3%
Big Lots, Inc. (B)	46,700	2,243,001
Burlington Stores, Inc. (A)	1,500	89,130

		2,332,131

Oil, Gas & Consumable Fuels - 2.8%
Bonanza Creek Energy, Inc. (A) (B)	16,000	394,560
Carrizo Oil & Gas, Inc. (A)	33,600	1,668,240
Clayton Williams Energy, Inc. (A) (B)	13,200	668,316
Contango Oil & Gas Co., Class A (A)	29,100	640,200
Diamondback Energy, Inc. (A)	39,300	3,019,812
Gran Tierra Energy, Inc. (A)	94,160	257,057
Oasis Petroleum, Inc. (A) (B)	47,700	678,294

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rosetta Resources, Inc. (A) (B)	26,600	$ 452,732
SemGroup Corp., Class A	47,900	3,896,186
SM Energy Co.	16,400	847,552
Stone Energy Corp. (A)	49,900	732,532
Targa Resources Corp.	25,300	2,423,487
World Fuel Services Corp.	48,500	2,787,780

		18,466,748

Paper & Forest Products - 0.7%
Clearwater Paper Corp. (A)	23,300	1,521,490
KapStone Paper and Packaging Corp.	96,800	3,178,912

		4,700,402

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A (B)	24,700	1,487,187

Pharmaceuticals - 3.1%
Akorn, Inc., Class A (A) (B)	59,100	2,807,841
Jazz Pharmaceuticals PLC (A) (B)	7,200	1,244,088
Mallinckrodt PLC (A) (B)	16,795	2,127,087
Medicines Co. (A)	34,200	958,284
Nektar Therapeutics (A) (B)	60,900	669,900
Pacira Pharmaceuticals, Inc. (A) (B)	23,300	2,070,205
Phibro Animal Health Corp., Class A	40,300	1,427,023
Prestige Brands Holdings, Inc. (A)	80,500	3,452,645
Salix Pharmaceuticals, Ltd. (A) (B)	29,100	5,028,771
Theravance Biopharma, Inc. (A)	9,884	171,487
Theravance, Inc., Class A (B)	30,800	484,176
ZS Pharma, Inc. (A)	6,600	277,728

		20,719,235

Professional Services - 1.5%
Advisory Board Co. (A)	22,800	1,214,784
Dun & Bradstreet Corp.	21,400	2,746,904
Exponent, Inc.	21,300	1,893,570
Huron Consulting Group, Inc. (A)	41,467	2,743,042
TriNet Group, Inc. (A)	41,000	1,444,430

		10,042,730

Real Estate Investment Trusts - 1.4%
Equity Lifestyle Properties, Inc.	64,100	3,522,295
FelCor Lodging Trust, Inc.	200,100	2,299,149
Strategic Hotels & Resorts, Inc. (A)	212,200	2,637,646
Taubman Centers, Inc.	14,000	1,079,820

		9,538,910

Real Estate Management & Development - 1.0%
Forest City Enterprises, Inc., Class A (A)	96,000	2,449,920
Jones Lang LaSalle, Inc.	10,600	1,806,240
Kennedy-Wilson Holdings, Inc. (B)	89,600	2,342,144

		6,598,304

Road & Rail - 2.3%
AMERCO	11,000	3,634,400
Avis Budget Group, Inc. (A)	58,200	3,434,673
Landstar System, Inc.	31,900	2,114,970
Old Dominion Freight Line, Inc. (A)	75,898	5,866,915

		15,050,958

Semiconductors & Semiconductor Equipment - 2.7%
Amkor Technology, Inc. (A)	34,300	303,041
Atmel Corp.	238,100	1,959,563
Cabot Microelectronics Corp., Class A (A)	24,200	1,209,274
Cavium, Inc. (A)	45,900	3,250,638
Diodes, Inc. (A)	44,900	1,282,344

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp. (A)	72,900	$ 2,580,660
Semtech Corp. (A)	47,600	1,268,302
Silicon Laboratories, Inc. (A)	20,800	1,056,016
Synaptics, Inc. (A) (B)	44,900	3,650,594
Teradyne, Inc.	85,800	1,617,330

		18,177,762

Software - 7.6%
Advent Software, Inc.	43,500	1,918,785
Aspen Technology, Inc. (A)	85,900	3,306,291
CommVault Systems, Inc. (A)	38,300	1,673,710
Computer Modelling Group, Ltd.	131,200	1,317,646
FactSet Research Systems, Inc. (B)	19,250	3,064,600
Fortinet, Inc. (A)	97,200	3,397,140
Informatica Corp. (A)	51,400	2,254,147
Manhattan Associates, Inc. (A)	89,100	4,509,351
Monotype Imaging Holdings, Inc.	57,200	1,867,008
Netscout Systems, Inc. (A) (B)	53,600	2,350,360
Pegasystems, Inc.	75,300	1,637,775
Proofpoint, Inc. (A) (B)	42,100	2,493,162
PTC, Inc. (A)	83,900	3,034,663
SolarWinds, Inc. (A)	50,500	2,587,620
Solera Holdings, Inc.	11,100	573,426
SS&C Technologies Holdings, Inc.	66,900	4,167,870
Tyler Technologies, Inc. (A)	52,200	6,291,666
Ultimate Software Group, Inc. (A) (B)	27,800	4,724,749

		51,169,969

Specialty Retail - 2.9%
Aaron’s, Inc.	32,550	921,491
Ascena Retail Group, Inc., Class B (A)	27,800	403,378
Buckle, Inc. (B)	24,900	1,272,141
Chico’s FAS, Inc.	76,900	1,360,361
Children’s Place, Inc.	13,600	872,984
DSW, Inc., Class A	36,700	1,353,496
Monro Muffler Brake, Inc. (B)	63,150	4,107,907
Murphy USA, Inc. (A)	51,400	3,719,818
Sally Beauty Holdings, Inc. (A)	92,000	3,162,040
Tractor Supply Co. (B)	26,200	2,228,572

		19,402,188

Technology Hardware, Storage & Peripherals - 0.1% (A) (B)
3D Systems Corp.	10,849	297,480
Stratasys, Ltd.	8,800	464,464

		761,944

Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (A)	23,900	1,741,593
Fossil Group, Inc. (A) (B)	10,212	841,979
Hanesbrands, Inc.	183,900	6,162,489
Iconix Brand Group, Inc. (A) (B)	55,500	1,868,685
Steven Madden, Ltd., Class B (A)	75,300	2,861,400

		13,476,146

Thrifts & Mortgage Finance - 0.6% (B)
MGIC Investment Corp. (A)	204,700	1,971,261
Radian Group, Inc.	140,700	2,362,353

		4,333,614

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (A)	40,200	1,258,260

Total Common Stocks (Cost $469,756,993)		665,891,153

	Shares	Value
SECURITIES LENDING COLLATERAL - 22.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	149,260,990	$ 149,260,990

Total Securities Lending Collateral (Cost $149,260,990)		149,260,990

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $4,742,156 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $4,841,031.	$ 4,742,155	4,742,155

Total Repurchase Agreement (Cost $4,742,155)		4,742,155

Total Investments (Cost $623,760,138) (D)		819,894,298
Net Other Assets (Liabilities) - (22.5)%		(150,712,738)

Net Assets - 100.0%		$ 669,181,560

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$665,891,153	$—	$—	$665,891,153
Securities Lending Collateral	149,260,990	—	—	149,260,990
Repurchase Agreement	—	4,742,155	—	4,742,155

Total Investments	$815,152,143	$4,742,155	$—	$819,894,298

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $145,979,432. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $623,760,138. Aggregate gross unrealized appreciation and depreciation for all securities is $212,407,066 and $16,272,906, respectively. Net unrealized appreciation for tax purposes is $196,134,160.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 6.8%
Precision Castparts Corp.	38,205	$ 8,023,050
United Technologies Corp.	91,330	10,703,876

		18,726,926

Biotechnology - 6.3% (A)
BioMarin Pharmaceutical, Inc.	78,795	9,819,433
Gilead Sciences, Inc.	78,000	7,654,140

		17,473,573

Capital Markets - 2.7%
BlackRock, Inc., Class A	20,445	7,479,599

Chemicals - 5.9%
FMC Corp., Class A (B)	134,670	7,709,857
Praxair, Inc.	72,070	8,701,732

		16,411,589

Distributors - 2.4%
LKQ Corp. (A)	260,000	6,645,600

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	144,510	8,515,974

Health Care Equipment & Supplies - 6.2%
Baxter International, Inc.	124,870	8,553,595
Cooper Cos., Inc.	46,225	8,663,490

		17,217,085

Health Care Providers & Services - 3.6%
Express Scripts Holding Co. (A)	113,835	9,877,463

Household Products - 3.6%
Colgate-Palmolive Co.	141,880	9,837,959

Industrial Conglomerates - 4.0%
Danaher Corp.	129,600	11,003,040

Internet Software & Services - 6.5% (A)
Akamai Technologies, Inc.	124,240	8,826,631
Google, Inc., Class A	16,351	9,069,899

		17,896,530

IT Services - 11.8%
Accenture PLC, Class A	108,805	10,193,940
Fiserv, Inc. (A)	143,825	11,419,705
Visa, Inc., Class A (B)	168,660	11,032,051

		32,645,696

Machinery - 2.7%
Cummins, Inc.	54,945	7,617,575

Oil, Gas & Consumable Fuels - 9.1%
Cabot Oil & Gas Corp.	346,280	10,225,649
Enbridge, Inc.	157,270	7,627,595
EOG Resources, Inc.	78,560	7,203,166

		25,056,410

Pharmaceuticals - 4.2%
Roche Holding AG, ADR	337,725	11,610,986

Professional Services - 2.9%
Verisk Analytics, Inc., Class A (A)	110,565	7,894,341

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 3.0%
American Tower Corp., Class A	87,460	$ 8,234,359

Software - 2.1%
Adobe Systems, Inc. (A)	79,570	5,883,406

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	103,565	12,886,593

Textiles, Apparel & Luxury Goods - 6.8%
NIKE, Inc., Class B	88,000	8,829,040
VF Corp.	132,945	10,012,088

		18,841,128

Total Common Stocks (Cost $240,419,852)		271,755,832

SECURITIES LENDING COLLATERAL - 7.0%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	19,136,250	19,136,250

Total Securities Lending Collateral (Cost $19,136,250)		19,136,250

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $3,701,646 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $3,778,637.	$ 3,701,645	3,701,645

Total Repurchase Agreement (Cost $3,701,645)		3,701,645

Total Investments (Cost $263,257,747) (D)		294,593,727
Net Other Assets (Liabilities) - (6.7)%		(18,378,857)

Net Assets - 100.0%		$ 276,214,870

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$271,755,832	$—	$—	$271,755,832
Securities Lending Collateral	19,136,250	—	—	19,136,250
Repurchase Agreement	—	3,701,645	—	3,701,645

Total Investments	$290,892,082	$3,701,645	$—	$294,593,727

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $18,741,908. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $263,257,747. Aggregate gross unrealized appreciation and depreciation for all securities is $39,322,443 and $7,986,463, respectively. Net unrealized appreciation for tax purposes is $31,335,980.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS - 2.2%
Brazil - 0.6%
Itau Unibanco Holding SA
3.55% (A)	69,600	$ 770,026

Germany - 1.2%
Porsche Automobil Holding SE
2.20% (A)	16,300	1,603,156

Korea, Republic of - 0.4%
Hyundai Motor Co.
2.84% (A)	5,700	570,283

Total Preferred Stocks (Cost $3,028,049)		2,943,465

COMMON STOCKS - 97.1%
Australia - 3.6%
APA Group	82,975	571,941
Asciano, Ltd.	346,963	1,675,436
BHP Billiton PLC, ADR (B)	25,100	1,110,926
Challenger, Ltd.	263,977	1,441,587

		4,799,890

Belgium - 0.6%
Ageas	24,117	866,252

Canada - 0.5%
Fairfax Financial Holdings, Ltd.	1,288	722,024

Denmark - 1.3%
Carlsberg A/S, Class B	20,416	1,686,484

France - 9.5%
Arkema SA	18,693	1,481,947
Bollore SA	210,000	1,119,303
Cie Generale des Etablissements Michelin, Class B	10,303	1,025,962
GDF Suez	79,400	1,571,325
Rexel SA	102,400	1,934,005
Sanofi	24,868	2,458,146
Total SA	25,100	1,248,906
Veolia Environnement SA	94,900	1,797,457

		12,637,051

Germany - 7.6%
Allianz SE, Class A	9,641	1,677,816
Bayer AG	11,482	1,727,826
Merck KGaA	10,300	1,157,899
Metro AG (B)	46,800	1,589,915
Siemens AG, Class A	16,907	1,830,651
Talanx AG (C)	30,900	970,343
TUI AG	68,600	1,206,749

		10,161,199

Guernsey, Channel Islands - 0.7%
Friends Life Group, Ltd.	161,974	993,766

Hong Kong - 5.2%
CK Hutchison Holdings, Ltd.	107,700	2,207,443
First Pacific Co., Ltd.	1,407,250	1,406,769
Guangdong Investment, Ltd. (B)	950,500	1,250,553
Noble Group, Ltd.	1,959,400	1,313,548
SJM Holdings, Ltd. (B)	529,600	692,685

		6,870,998

	Shares	Value
COMMON STOCKS (continued)
Ireland - 3.0%
DCC PLC	18,400	$ 1,098,060
Ryanair Holdings PLC, ADR	21,500	1,435,555
Smurfit Kappa Group PLC, Class B	50,821	1,428,428

		3,962,043

Israel - 1.9%
Israel Corp., Ltd.	2,278	793,433
Teva Pharmaceutical Industries, Ltd., ADR	27,700	1,725,710

		2,519,143

Italy - 2.9%
Davide Campari-Milano SpA	90,400	631,331
Eni SpA, Class B	96,296	1,670,137
Pirelli & C. SpA	15,994	265,874
Prysmian SpA	63,185	1,303,763

		3,871,105

Japan - 24.2%
Aisin Seiki Co., Ltd.	35,800	1,301,438
Daiichi Sankyo Co., Ltd. (B)	49,000	779,114
Daiwa Securities Group, Inc.	243,200	1,918,266
Denki Kagaku Kogyo KK	275,000	1,086,839
Electric Power Development Co., Ltd.	22,500	759,786
FANUC Corp.	2,300	503,398
FUJIFILM Holdings Corp.	52,200	1,861,286
Hitachi, Ltd.	264,100	1,812,708
Japan Airlines Co., Ltd.	57,800	1,802,410
Kintetsu World Express, Inc.	4,600	207,112
Komatsu, Ltd. (B)	47,000	925,814
Kuraray Co., Ltd.	125,100	1,697,067
Mitsubishi Corp. (B)	61,000	1,231,088
Mitsubishi Heavy Industries, Ltd.	169,900	938,215
MS&AD Insurance Group Holdings, Inc. (B)	90,200	2,534,489
NEC Corp.	420,000	1,236,169
Nippon Telegraph & Telephone Corp.	28,600	1,763,907
Nitori Holdings Co., Ltd.	18,100	1,228,449
ORIX Corp.	139,900	1,969,576
Resona Holdings, Inc.	295,300	1,468,929
Softbank Corp.	25,300	1,472,414
Sony Corp. (C)	59,600	1,585,225
Sumitomo Mitsui Financial Group, Inc. (B)	56,800	2,179,224

		32,262,923

Korea, Republic of - 3.0%
Kangwon Land, Inc.	37,770	1,179,621
Samsung Electronics Co., Ltd.	1,130	1,467,691
SK Telecom Co., Ltd.	5,727	1,406,650

		4,053,962

Macau - 0.7%
MGM China Holdings, Ltd.	470,259	889,244

Netherlands - 5.1%
Akzo Nobel NV	19,900	1,506,811
Boskalis Westminster NV	25,024	1,232,343
Delta Lloyd NV	49,417	931,999
Heineken Holding NV, Class A	17,843	1,229,803
Koninklijke Philips NV	64,865	1,843,041

		6,743,997

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore - 0.9%
Kenon Holdings, Ltd. (C)	15,946	$ 308,557
SIA Engineering Co., Ltd. (B)	298,000	870,755

		1,179,312

Spain - 1.1%
Amadeus IT Holding SA, Class A	35,652	1,531,860

Sweden - 3.3%
Investor AB, Class B	50,978	2,034,467
Svenska Cellulosa AB SCA, Class B	33,530	773,606
Telefonaktiebolaget LM Ericsson, Class B	128,112	1,612,529

		4,420,602

Switzerland - 4.9%
GAM Holding AG (C)	71,345	1,482,989
Nestle SA	23,879	1,803,580
Novartis AG	16,480	1,630,533
UBS Group AG (C)	86,300	1,626,894

		6,543,996

United Kingdom - 16.0%
Admiral Group PLC	11,200	254,196
Barclays PLC	419,100	1,508,227
BP PLC, ADR (B)	29,000	1,134,190
HSBC Holdings PLC	198,900	1,709,955
IG Group Holdings PLC	117,493	1,235,710
Imperial Tobacco Group PLC	33,499	1,472,386
Inchcape PLC	127,287	1,501,099
Johnson Matthey PLC	18,013	904,756
Kingfisher PLC	342,714	1,934,902
National Grid PLC, Class B	129,218	1,657,474
Noble Corp. PLC (B)	54,704	781,173
Rexam PLC	78,869	677,397
Royal Bank of Scotland Group PLC (C)	250,800	1,264,925
Sky PLC	89,058	1,311,839
UBM PLC	118,260	928,008
Unilever PLC	39,193	1,636,610
Vodafone Group PLC	453,844	1,484,140

		21,396,987

United States - 1.1%
Flextronics International, Ltd. (C)	116,400	1,475,370

Total Common Stocks (Cost $126,093,991)		129,588,208

SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (A)	12,116,331	12,116,331

Total Securities Lending Collateral (Cost $12,116,331)		12,116,331

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.01% (A), dated 03/31/2015, to be repurchased at $210,590 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $215,880.

	$ 210,590	$ 210,590

Total Repurchase Agreement (Cost $210,590)		210,590

Total Investments (Cost $141,448,961) (D)		144,858,594
Net Other Assets (Liabilities) - (8.6)%		(11,503,463)

Net Assets - 100.0%		$ 133,355,131

The notes are an integral part of this report. Transamerica Series Trust	Page 2	TMarch 31, 2015 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	6.5%	$ 9,479,228
Insurance	6.2	8,950,885
Banks	6.1	8,901,286
Diversified Financial Services	5.6	8,088,109
Chemicals	5.2	7,470,853
Capital Markets	3.5	5,028,149
Multi-Utilities	3.5	5,026,256
Industrial Conglomerates	3.3	4,771,752
Technology Hardware, Storage & Peripherals	3.2	4,565,146
Trading Companies & Distributors	3.1	4,478,641
Wireless Telecommunication Services	3.0	4,363,204
Oil, Gas & Consumable Fuels	2.8	4,053,233
Hotels, Restaurants & Leisure	2.7	3,968,299
Beverages	2.4	3,547,618
Food Products	2.4	3,440,190
Electronic Equipment, Instruments & Components	2.3	3,288,078
Airlines	2.2	3,237,965
Specialty Retail	2.2	3,163,351
Auto Components	1.8	2,593,274
Machinery	1.6	2,367,427
Media	1.5	2,239,847
Real Estate Management & Development	1.5	2,207,443
Automobiles	1.5	2,173,439
Containers & Packaging	1.5	2,105,825
Diversified Telecommunication Services	1.2	1,763,907
Road & Rail	1.2	1,675,436
Communications Equipment	1.1	1,612,529
Food & Staples Retailing	1.1	1,589,915
Household Durables	1.1	1,585,225
IT Services	1.1	1,531,860
Distributors	1.0	1,501,099
Tobacco	1.0	1,472,386
Air Freight & Logistics	0.9	1,326,415
Electrical Equipment	0.9	1,303,763
Water Utilities	0.9	1,250,553
Construction & Engineering	0.9	1,232,343
Metals & Mining	0.8	1,110,926
Independent Power and Renewable Electricity Producers	0.7	1,068,343
Transportation Infrastructure	0.6	870,755
Energy Equipment & Services	0.5	781,173
Household Products	0.5	773,606
Gas Utilities	0.4	571,941

Investments, at Value	91.5	132,531,673
Short-Term Investments	8.5	12,326,921

Total Investments	100.0%	$ 144,858,594

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Preferred Stocks	$770,026	$2,173,439	$—	$2,943,465
Common Stocks	8,384,948	121,203,260	—	129,588,208
Securities Lending Collateral	12,116,331	—	—	12,116,331
Repurchase Agreement	—	210,590	—	210,590

Total Investments	$21,271,305	$123,587,289	$—	$144,858,594

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2015.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $11,585,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Non-income producing security.
(D)

Aggregate cost for federal income tax purposes is $141,448,961. Aggregate gross unrealized appreciation and depreciation for all securities is $12,982,823 and $9,573,190, respectively. Net unrealized appreciation for tax purposes is $3,409,633.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica Vanguard ETF Portfolio – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Capital Markets - 85.0% (A)
Vanguard Extended Market ETF	1,471,878	$ 136,104,559
Vanguard Intermediate-Term Bond ETF	761,656	65,662,364
Vanguard Long-Term Bond ETF	544,290	52,404,241
Vanguard Mortgage-Backed Securities ETF	2,064,952	110,351,035
Vanguard S&P 500 ETF	2,876,901	544,309,669
Vanguard Short-Term Bond ETF	1,606,725	129,373,497
Vanguard Total Bond Market ETF	32,102,766	2,676,407,601
Vanguard Total Stock Market ETF	9,117,838	977,888,126

		4,692,501,092

Emerging Markets - Equity - 2.7%
Vanguard FTSE Emerging Markets ETF (A)	3,660,996	149,624,906

Region Fund - Asian Pacific - 4.3%
Vanguard FTSE Pacific ETF (A)	3,892,107	238,508,317

Region Fund - European - 7.0%
Vanguard FTSE Europe ETF (A)	7,061,768	382,889,061

Total Investment Companies (Cost $5,437,297,781)		5,463,523,376

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (B)	226,013,160	226,013,160

Total Securities Lending Collateral (Cost $226,013,160)		226,013,160

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $61,976,911 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $63,216,849.	$ 61,976,894	61,976,894

Total Repurchase Agreement (Cost $61,976,894)		61,976,894

Total Investments (Cost $5,725,287,835) (C)		5,751,513,430
Net Other Assets (Liabilities) - (4.2)%		(229,205,978)

Net Assets - 100.0%		$ 5,522,307,452

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Vanguard ETF Portfolio – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$5,463,523,376	$—	$—	$5,463,523,376
Securities Lending Collateral	226,013,160	—	—	226,013,160
Repurchase Agreement	—	61,976,894	—	61,976,894

Total Investments	$5,689,536,536	$61,976,894	$—	$5,751,513,430

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $221,089,867. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $5,725,287,835. Aggregate gross unrealized appreciation and depreciation for all securities is $29,995,139 and $3,769,544, respectively. Net unrealized appreciation for tax purposes is $26,225,595.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Vanguard ETF Portfolio – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
Capital Markets - 89.8%
Vanguard Extended Market ETF	165,917	$ 15,342,345
Vanguard Intermediate-Term Bond ETF	258,276	22,265,974
Vanguard Long-Term Bond ETF	184,113	17,726,400
Vanguard Mortgage-Backed Securities ETF	701,538	37,490,191
Vanguard S&P 500 ETF	326,307	61,737,284
Vanguard Short-Term Bond ETF	546,252	43,984,211
Vanguard Total Bond Market ETF	4,873,984	406,344,046
Vanguard Total Stock Market ETF (A)	1,076,543	115,459,237

		720,349,688

Emerging Markets - Equity - 1.8%
Vanguard FTSE Emerging Markets ETF	359,108	14,676,744

Region Fund - Asian Pacific - 3.0%
Vanguard FTSE Pacific ETF	393,471	24,111,903

Region Fund - European - 4.8%
Vanguard FTSE Europe ETF	710,647	38,531,280

Total Investment Companies (Cost $787,683,045)		797,669,615

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (B)	24,068,100	24,068,100

Total Securities Lending Collateral (Cost $24,068,100)		24,068,100

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $6,614,371 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $6,747,485.	$ 6,614,369	6,614,369

Total Repurchase Agreement (Cost $6,614,369)		6,614,369

Total Investments (Cost $818,365,514) (C)		828,352,084
Net Other Assets (Liabilities) - (3.2)%		(26,047,461)

Net Assets - 100.0%		$ 802,304,623

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Vanguard ETF Portfolio – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$797,669,615	$—	$—	$797,669,615
Securities Lending Collateral	24,068,100	—	—	24,068,100
Repurchase Agreement	—	6,614,369	—	6,614,369

Total Investments	$821,737,715	$6,614,369	$—	$828,352,084

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $23,573,550. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $818,365,514. Aggregate gross unrealized appreciation and depreciation for all securities is $10,055,329 and $68,759, respectively. Net unrealized appreciation for tax purposes is $9,986,570.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Vanguard ETF Portfolio – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
Capital Markets - 80.4%
Vanguard Extended Market ETF (A)	1,580,328	$ 146,132,930
Vanguard Intermediate-Term Bond ETF (A)	318,312	27,441,677
Vanguard Long-Term Bond ETF (A)	227,470	21,900,812
Vanguard Mortgage-Backed Securities ETF (A)	862,986	46,117,972
Vanguard S&P 500 ETF (A)	3,088,875	584,415,150
Vanguard Short-Term Bond ETF (A)	671,484	54,067,892
Vanguard Total Bond Market ETF	13,416,408	1,118,525,935
Vanguard Total Stock Market ETF (A)	6,279,673	673,494,929

		2,672,097,297

Emerging Markets - Equity - 3.6%
Vanguard FTSE Emerging Markets ETF (A)	2,912,988	119,053,820

Region Fund - Asian Pacific - 5.7%
Vanguard FTSE Pacific ETF (A)	3,096,879	189,776,745

Region Fund - European - 9.2%
Vanguard FTSE Europe ETF (A)	5,618,920	304,657,842

Total Investment Companies (Cost $3,270,363,605)		3,285,585,704

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (B)	203,294,975	203,294,975

Total Securities Lending Collateral (Cost $203,294,975)		203,294,975

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $33,499,934 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 2.42% - 3.00%, due 11/01/2033 - 03/01/2034 and with a total value of $34,172,724.	$ 33,499,925	33,499,925

Total Repurchase Agreement (Cost $33,499,925)		33,499,925

Total Investments (Cost $3,507,158,505) (C)		3,522,380,604
Net Other Assets (Liabilities) - (6.0)%		(199,172,534)

Net Assets - 100.0%		$ 3,323,208,070

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Vanguard ETF Portfolio – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$3,285,585,704	$—	$—	$3,285,585,704
Securities Lending Collateral	203,294,975	—	—	203,294,975
Repurchase Agreement	—	33,499,925	—	33,499,925

Total Investments	$3,488,880,679	$33,499,925	$—	$3,522,380,604

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $198,957,001. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $3,507,158,505. Aggregate gross unrealized appreciation and depreciation for all securities is $18,375,969 and $3,153,870, respectively. Net unrealized appreciation for tax purposes is $15,222,099.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Voya Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Fixed Income - 48.0%
Transamerica Bond (A)	143,916	$ 1,492,409
Transamerica Core Bond (A)	55,180	563,390
Transamerica Flexible Income (A)	10,384	98,339
Transamerica Floating Rate (A)	20,939	208,346
Transamerica High Yield Bond (A)	21,791	207,232
Transamerica Intermediate Bond (A)	50,384	517,443
Transamerica PIMCO Total Return VP (B)	146,869	1,749,210
Transamerica Short-Term Bond (A)	9,632	97,473
Transamerica Unconstrained Bond (A)	47,279	475,632
Transamerica Voya Intermediate Bond VP (B)	52,249	537,121
Transamerica Voya Limited Maturity Bond VP (B)	8,439	85,238

		6,031,833

Global/International Equity - 11.2%
Transamerica Clarion Global Real Estate Securities VP (B)	31,651	432,033
Transamerica Global Equity (A) (C)	6,468	72,573
Transamerica International Equity Opportunities (A)	56,467	453,992
Transamerica International Small Cap (A)	46,846	456,750

		1,415,348

U.S. Equity - 40.0%
Transamerica Capital Growth (A)	22,621	385,685
Transamerica Concentrated Growth (A)	4,248	72,901
Transamerica Growth Opportunities (A)	12,933	141,617
Transamerica Jennison Growth VP (B)	6,207	69,021
Transamerica JPMorgan Mid Cap Value VP (B)	23,782	558,882
Transamerica Large Cap Value (A)	6,048	77,415
Transamerica Mid Cap Growth (A)	60,809	736,401
Transamerica Mid Cap Value Opportunities (A)	6,394	72,384
Transamerica Small Cap Core (A)	6,791	73,477
Transamerica Small Cap Growth (A)	5,651	74,651
Transamerica Small Cap Value (A)	6,141	73,634
Transamerica Systematic Small/Mid Cap Value VP (B)	3,157	74,311
Transamerica T. Rowe Price Small Cap VP (B)	69,888	1,111,214
Transamerica Voya Large Cap Growth VP (B)	102,065	1,424,833
Transamerica Voya Mid Cap Opportunities VP (B)	5,554	73,817

		5,020,243

Total Investment Companies (Cost $12,416,352)		12,467,424

	Principal	Value
REPURCHASE AGREEMENT - 0.7%

State Street Bank & Trust Co. 0.01% (D), dated 03/31/2015, to be repurchased at $84,782 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $90,175.

	$ 84,782	$ 84,782

Total Repurchase Agreement (Cost $84,782)		84,782

Total Investments (Cost $12,501,134) (E)		12,552,206
Net Other Assets (Liabilities) - 0.1%		6,907

Net Assets - 100.0%		$ 12,559,113

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Voya Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$12,467,424	$—	$—	$12,467,424
Repurchase Agreement	—	84,782	—	84,782

Total Investments	$12,467,424	$84,782	$—	$12,552,206

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at March 31, 2015.
(E)	Aggregate cost for federal income tax purposes is $12,501,134. Aggregate gross unrealized appreciation and depreciation for all securities is $169,521 and $118,449, respectively. Net unrealized appreciation for tax purposes is $51,072.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Voya Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Fixed Income - 62.6%
Transamerica Bond (A)	17,330	$ 179,713
Transamerica Core Bond (A)	14,753	150,625
Transamerica Flexible Income (A)	1,563	14,800
Transamerica Floating Rate (A)	2,639	26,256
Transamerica High Yield Bond (A)	2,742	26,076
Transamerica Intermediate Bond (A)	12,635	129,758
Transamerica PIMCO Total Return VP (B)	17,673	210,481
Transamerica Short-Term Bond (A)	1,452	14,693
Transamerica Unconstrained Bond (A)	10,381	104,435
Transamerica Voya Intermediate Bond VP (B)	13,650	140,320
Transamerica Voya Limited Maturity Bond VP (B)	1,134	11,455

		1,008,612

Global/International Equity - 9.7%
Transamerica Clarion Global Real Estate Securities VP (B)	3,496	47,719
Transamerica Global Equity (A)	861	9,655
Transamerica International Equity Opportunities (A)	7,121	57,252
Transamerica International Small Cap (A)	4,229	41,231

		155,857

U.S. Equity - 27.4%
Transamerica Capital Growth (A)	10,905	185,939
Transamerica Concentrated Growth (A)	475	8,148
Transamerica Growth Opportunities (A)	1,587	17,376
Transamerica Jennison Growth VP (B)	836	9,299
Transamerica JPMorgan Mid Cap Value VP (B)	623	14,649
Transamerica Large Cap Value (A)	808	10,345
Transamerica Mid Cap Growth (A)	3,569	43,223
Transamerica Mid Cap Value Opportunities (A)	856	9,685
Transamerica Small Cap Core (A)	755	8,170
Transamerica Small Cap Growth (A)	626	8,275
Transamerica Small Cap Value (A)	680	8,159
Transamerica Systematic Small/Mid Cap Value VP (B)	349	8,226
Transamerica T. Rowe Price Small Cap VP (B)	5,800	92,222
Transamerica Voya Large Cap Growth VP (B)	689	9,612
Transamerica Voya Mid Cap Opportunities VP (B)	619	8,230

		441,558

Total Investment Companies (Cost $1,609,222)		1,606,027

	Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $8,433 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $12,882.

	$ 8,433	$ 8,433

Total Repurchase Agreement (Cost $8,433)		8,433

Total Investments (Cost $1,617,655) (D)		1,614,460
Net Other Assets (Liabilities) - (0.2)%		(3,083)

Net Assets - 100.0%		$ 1,611,377

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Voya Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$1,606,027	$—	$—	$1,606,027
Repurchase Agreement	—	8,433	—	8,433

Total Investments	$1,606,027	$8,433	$—	$1,614,460

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $1,617,655. Aggregate gross unrealized appreciation and depreciation for all securities is $7,998 and $11,193, respectively. Net unrealized depreciation for tax purposes is $3,195.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 39.6%
U.S. Treasury Bond
3.00%, 11/15/2044	$ 4,221,000	$ 4,624,962
U.S. Treasury Note
0.38%, 03/31/2016	3,851,000	3,854,612
0.50%, 02/28/2017 - 03/31/2017	9,407,000	9,395,977
1.00%, 03/15/2018	12,846,000	12,893,171
1.38%, 09/30/2018 - 03/31/2020	13,938,000	13,940,991
1.75%, 02/28/2022 - 03/31/2022	7,693,000	7,712,847
2.00%, 02/15/2025 (A)	3,380,000	3,401,389

Total U.S. Government Obligations (Cost $55,563,414)		55,823,949

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.1%
Federal Home Loan Mortgage Corp.
3.00%, TBA	4,203,000	4,308,206
3.00%, 03/01/2045	504,000	515,351
3.50%, 03/01/2045	242,000	254,559
3.50%, TBA	3,766,000	3,946,871
4.00%, 03/01/2045	530,000	566,855
5.50%, 11/01/2038	462,233	526,610
Federal Home Loan Mortgage Corp. REMIC
5.00%, 08/15/2036	1,427,348	1,586,822
5.50%, 06/15/2037	295,029	331,256
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.37%, 03/25/2025 (B)	100,000	100,139
2.37%, 09/25/2024 (B)	100,000	99,491
3.77%, 04/25/2024 (B)	120,000	117,221
3.97%, 03/25/2025 (B)	110,000	110,826
4.32%, 01/25/2025 (B)	250,000	257,097
4.92%, 10/25/2024 (B)	100,000	104,812
Federal National Mortgage Association
2.50%, TBA	2,132,000	2,185,217
3.00%, TBA	3,050,000	3,117,124
3.00%, 07/01/2043	47,473	48,620
3.50%, TBA	2,142,000	2,244,331
4.00%, TBA	6,228,000	6,659,095
4.50%, 03/01/2044	122,509	133,798
4.50%, TBA	1,839,000	2,001,206
5.00%, 07/01/2039	452,521	507,307
Federal National Mortgage Association Connecticut Avenue Securities
2.77%, 05/25/2024 (B)	60,000	54,828
3.07%, 07/25/2024 (B)	150,000	140,210
3.17%, 07/25/2024 (B)	120,000	112,899
4.47%, 02/25/2025 (B)	200,000	203,782
4.57%, 01/25/2024 (B)	48,000	49,831
4.72%, 02/25/2025 (B)	70,000	71,637
5.07%, 11/25/2024 (B)	230,000	242,480
5.17%, 11/25/2024 (B)	100,000	105,099
Federal National Mortgage Association REMIC
3.00%, 02/25/2041	1,705,762	1,764,538
Government National Mortgage Association
3.50%, TBA	809,000	849,229
4.75%, 05/20/2039	70,000	77,795
5.00%, 11/15/2039	585,405	653,985

Total U.S. Government Agency Obligations (Cost $33,810,312)		34,049,127

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Mexico - 0.0% (C)
Mexico Government International Bond
4.00%, 10/02/2023	$ 26,000	$ 27,508

Panama - 0.1%
Panama Government International Bond
5.20%, 01/30/2020	100,000	111,250

Supranational - 0.0% (C)
Inter-American Development Bank
1.38%, 07/15/2020	57,000	56,547

Uruguay - 0.0% (C)
Uruguay Government International Bond
8.00%, 11/18/2022	13,272	17,453

Total Foreign Government Obligations (Cost $205,399)		212,758

MORTGAGE-BACKED SECURITIES - 10.2%
United States - 10.2%
Alternative Loan Trust
Series 2005-10CB, Class 1A1
0.67%, 05/25/2035 (B)	336,038	280,777
Series 2005-6CB, Class 1A3
5.25%, 04/25/2035	156,920	151,320
Series 2005-J2, Class 1A12
0.57%, 04/25/2035 (B)	792,749	678,635
Series 2006-19CB, Class A12
0.57%, 08/25/2036 (B)	394,155	276,887
Series 2007-2CB, Class 2A1
0.77%, 03/25/2037 (B)	392,714	276,906
BAMLL Re-REMIC Trust
Series 2014-FRR7, Class A
2.42%, 10/26/2044 (B) (D)	170,000	167,249
Series 2014-FRR9, Class A
2.19%, 12/26/2046 (B) (D)	368,368	363,975
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.57%, 06/10/2049 (B)	330,000	339,529
Series 2007-3, Class B
5.57%, 06/10/2049 (B)	100,000	102,049
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2, Class H
5.75%, 03/11/2041 (B) (D)	44,000	49,287
Series 2004-2, Class H
6.03%, 11/10/2038 (B) (D)	60,000	61,335
Banc of America Mortgage Trust
Series 2005-J, Class 2A4
2.70%, 11/25/2035 (B)	31,523	28,983
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class F
5.71%, 11/11/2041(B) (D)	80,000	88,897
Series 2005-T18, Class G
5.74%, 02/13/2042 (B) (D)	600,000	570,137

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CD Commercial Mortgage Trust
Series 2005-CD1, Class B
5.23%, 07/15/2044 (B)	$ 50,000	$ 50,741
Chase Mortgage Finance Trust
Series 2006-A1, Class 2A3
2.51%, 09/25/2036 (B)	110,654	97,693
CHL Mortgage Pass-Through Trust
Series 2004-22, Class A3
2.41%, 11/25/2034 (B)	235,114	221,619
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class H
5.68%, 04/15/2040 (B) (D)	2,102	2,114
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2
2.57%, 08/25/2035 (B)	339,544	313,390
Series 2006-AR2, Class 1A1
2.69%, 03/25/2036 (B)	442,641	404,608
Series 2006-AR2, Class 1A2
2.60%, 03/25/2036 (B)	218,066	207,159
Series 2006-AR9, Class 2A
5.49%, 11/25/2036 (B)	209,414	184,116
COMM Mortgage Trust, IO
Series 2013-CR12, Class XA
1.41%, 10/10/2046 (B)	898,467	74,004
Series 2014-LC15, Class XA
1.41%, 04/10/2047 (B)	682,425	54,956
Commercial Mortgage Trust
Series 2007-GG11, Class AJ
6.02%, 12/10/2049 (B)	25,000	26,497
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C4, Class J
5.32%, 08/15/2036 (B) (D)	3,250	3,251
Series 2004-C2, Class E
5.74%, 05/15/2036 (B)	200,000	218,716
Series 2005-C2, Class AMFX
4.88%, 04/15/2037	150,000	150,017
CSMC Trust
Series 2010-RR6, Class B
5.67%, 04/12/2049 (B) (D)	17,866	17,864
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.46%, 07/10/2044 (B) (D)	100,000	107,747
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
Series 2007-WM1, Class A1
4.36%, 06/27/2037 (B) (D)	355,402	356,397
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A7
6.00%, 02/25/2037	181,139	151,521
FREMF Mortgage Trust, IO
Series 2012-K17, Class X2A
0.10%, 12/25/2044 (D)	6,868,193	36,765
GE Capital Commercial Mortgage Corp.
Series 2005-C2, Class H
5.70%, 05/10/2043 (B) (D)	311,000	309,280
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2003-C1, Class L
5.00%, 05/10/2036 (B) (D)	5,780	5,891
GS Mortgage Securities Trust
Series 2010-C2, Class D
5.22%, 12/10/2043 (B) (D)	100,000	106,915

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
GS Mortgage Securities Trust, IO
Series 2012-GCJ7, Class XA
2.55%, 05/10/2045 (B)	$ 956,799	$ 103,121
Series 2013-GC16, Class XA
1.54%, 11/10/2046 (B)	987,122	75,035
HomeBanc Mortgage Trust
Series 2004-1, Class 2A
1.03%, 08/25/2029 (B)	9,155	8,531
Series 2005-3, Class A2
0.48%, 07/25/2035 (B)	148,835	136,992
Series 2006-2, Class A2
0.39%, 12/25/2036 (B)	143,749	123,997
Irvine Core Office Trust
Series 2013-IRV, Class C
3.17%, 05/15/2048 (B) (D)	300,000	299,731
JPMBB Commercial Mortgage Securities Trust, IO
Series 2013-C14, Class XA
1.00%, 08/15/2046 (B)	1,414,763	59,836
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-LC9, Class XB
0.36%, 12/15/2047 (B) (D)	6,270,000	157,396
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2003-PM1A, Class F
5.60%, 08/12/2040 (B) (D)	60,000	64,211
Series 2004-CB9, Class E
5.70%, 06/12/2041 (B)	40,000	39,354
Series 2004-CBX, Class C
5.07%, 01/12/2037 (B)	130,000	131,030
Series 2004-CBX, Class D
5.10%, 01/12/2037 (B)	80,000	80,323
Series 2006-LDP8, Class D
5.62%, 05/15/2045 (B)	120,000	121,033
Series 2011-C4, Class TAC1
7.99%, 07/15/2046 (D) (E)	466,614	515,534
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2012-C8, Class XA
2.12%, 10/15/2045 (B)	3,766,408	371,639
Series 2012-CBX, Class XA
1.75%, 06/15/2045 (B)	3,627,872	274,075
Series 2013-C13, Class XA
0.65%, 01/15/2046 (B)	1,762,401	39,326
JPMorgan Chase Securities Corp. Commercial Mortgage Pass-Through Trust
Series 2004-C2, Class H
5.60%, 05/15/2041 (B) (D)	20,000	21,062
JPMorgan Mortgage Trust
Series 2005-S3, Class 1A10
6.00%, 01/25/2036	182,891	164,059
Series 2006-S2, Class 1A18
6.00%, 07/25/2036	588,496	535,361
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class G
5.35%, 09/15/2040 (B) (D)	80,000	80,843
Series 2005-C7, Class AJ
5.32%, 11/15/2040 (B)	80,000	81,815
Series 2005-C7, Class E
5.35%, 11/15/2040 (B)	110,000	111,199
Series 2006-C6, Class JR11
5.99%, 09/15/2039 (B) (D) (E)	98,128	102,244
LB-UBS Commercial Mortgage Trust, IO
Series 2004-C1, Class XST
1.00%, 01/15/2036 (B) (D)	766,549	10,503
Series 2006-C7, Class XW
0.63%, 11/15/2038 (B) (D)	6,563,139	59,410

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class D
4.70%, 08/15/2045 (B) (D)	$ 130,000	$ 137,503
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2012-C6, Class XA
2.13%, 11/15/2045 (B) (D)	675,178	61,484
Series 2013-C7, Class XA
1.70%, 02/15/2046 (B)	1,234,475	103,321
Morgan Stanley Capital I Trust
Series 2005-HQ6, Class F
5.27%, 08/13/2042 (B)	400,000	400,010
Series 2005-HQ6, Class G
5.38%, 08/13/2042 (B) (D)	50,000	49,635
Series 2008-T29, Class D
6.27%, 01/11/2043 (B) (D)	100,000	103,962
Series 2011-C1, Class D
5.25%, 09/15/2047 (B) (D)	200,000	219,825
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR, Class 2A1
2.77%, 03/25/2036 (B)	58,346	47,769
Morgan Stanley Re-REMIC Trust
Series 2010-C30A, Class A3B
5.25%, 12/17/2043 (B) (D)	62,504	63,015
Series 2012-XA, Class B
0.25%, 07/27/2049 (D)	100,000	88,010
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 3A1
2.49%, 03/25/2035 (B)	325,999	319,341
Structured Asset Mortgage Investments II Trust
Series 2005-AR1, Class A1
0.66%, 04/19/2035 (B)	20,588	18,912
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR10, Class 1A1
2.24%, 09/25/2036 (B)	295,861	265,975
Series 2006-AR12, Class 2A3
1.73%, 10/25/2036 (B)	217,374	180,994
Series 2006-AR14, Class 1A3
1.96%, 11/25/2036 (B)	335,640	296,362
Series 2006-AR6, Class 2A3
4.48%, 08/25/2036 (B)	58,115	52,619
Series 2007-HY2, Class 1A1
2.19%, 12/25/2036 (B)	296,351	265,457
Series 2007-HY4, Class 1A1
1.94%, 04/25/2037 (B)	29,455	25,463
Series 2007-HY7, Class 2A2
2.10%, 07/25/2037 (B)	161,530	136,869
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-8, Class 1A2
5.50%, 10/25/2035	477,881	445,401
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR6, Class 3A1
2.58%, 03/25/2036 (B)	101,026	97,766
Series 2006-AR7, Class 2A4
2.62%, 05/25/2036 (B)	289,559	272,871
Series 2007-AR7, Class A1
2.57%, 12/28/2037 (B)	341,107	313,802
WFRBS Commercial Mortgage Trust, IO
Series 2012-C8, Class XA
2.19%, 08/15/2045 (B) (D)	414,347	41,242

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WFRBS Commercial Mortgage Trust, IO (continued)
Series 2013-C12, Class XA
1.49%, 03/15/2048 (B) (D)	$ 1,517,176	$ 119,605

Total Mortgage-Backed Securities (Cost $14,404,155)		14,432,100

ASSET-BACKED SECURITIES - 7.4%
Cayman Islands - 5.7%
ARES XII CLO, Ltd.
Series 2007-12A, Class C
2.26%, 11/25/2020 (B) (D)	250,000	250,132
Atrium CDO Corp.
Series 5A, Class B
0.95%, 07/20/2020	500,000	485,576
Atrium V
Series 5A, Class D
3.96%, 07/20/2020 (B) (D)	250,000	247,575
Bluemountain CLO III, Ltd.
Series 2007-3A, Class C
0.96%, 03/17/2021 (B) (D)	250,000	243,109
Carlyle High Yield Partners IX, Ltd.
Series 2006-9A, Class D
1.87%, 08/01/2021 (B) (D)	500,000	483,221
Castle Garden Funding
Series 2005-1A, Class C1
2.01%, 10/27/2020 (B) (D)	175,000	173,637
CIFC Funding, Ltd.
Series 2006-1A, Class B1L
1.86%, 10/20/2020 (B) (D)	200,000	196,711
Series 2006-2A, Class B2L
4.26%, 03/01/2021 (B) (D)	240,743	237,093
ColumbusNova CLO IV, Ltd.
Series 2007-2A, Class C
2.50%, 10/15/2021 (B) (D)	250,000	245,689
ColumbusNova CLO, Ltd.
Series 2006-2A, Class C
1.01%, 04/04/2018 (B) (D)	250,000	246,975
Diamond Lake CLO, Ltd.
Series 2006-1A, Class B1L
1.86%, 12/01/2019 (B) (D)	250,000	244,772
GSC Group CDO Fund VIII, Ltd.
Series 2007-8A, Class B
1.01%, 04/17/2021 (B) (D)	250,000	246,723
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class C
2.26%, 10/28/2019 (B) (D)	250,000	250,047
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class D
1.86%, 08/21/2020 (B) (D)	200,000	197,470
Series 2007-1A, Class D
2.67%, 06/17/2021 (B) (D)	500,000	487,988
Halcyon Structured Asset Management Long Secured/Short Unsecured, Ltd.
Series 2007-1A, Class D
2.56%, 08/07/2021 (B) (D)	250,000	250,004
Kingsland III, Ltd.
Series 2006-3A, Class B
0.91%, 08/24/2021 (B) (D)	250,000	240,553
Landmark IX CDO, Ltd.
Series 2007-9A, Class D
1.70%, 04/15/2021 (B) (D)	250,000	239,562
LCM V, Ltd.
Series 5A, Class E
3.66%, 03/21/2019 (B) (D)	500,000	489,126
Madison Park Funding II, Ltd.
Series 2006-2A, Class C1
2.07%, 03/25/2020 (B) (D)	500,000	493,386

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
Madison Park Funding IV, Ltd.
Series 2007-4A, Class E
3.86%, 03/22/2021 (B) (D)	$ 213,621	$ 205,991
Madison Park Funding, Ltd.
Series 2007-6A, Class D
3.51%, 07/26/2021 (B) (D)	500,000	500,015
MSIM Peconic Bay, Ltd.
Series 2007-1A, Class C
2.26%, 07/20/2019 (B) (D)	250,000	250,000
Muir Grove CLO, Ltd.
Series 2007-1A, Class C
3.26%, 03/25/2020 (B) (D)	500,000	499,293
Northwoods Capital VII, Ltd.
Series 2006-7A, Class E
3.76%, 10/22/2021 (B) (D)	400,000	400,095
WhiteHorse III, Ltd.
Series 2006-1A, Class A3L
1.00%, 05/01/2018 (B) (D)	200,000	199,987

		8,004,730

Ireland - 0.3% (B) (D)
BlackRock Senior Income Series V, Ltd.
Series 2007-5A, Class D
2.51%, 08/13/2019	300,000	293,861
Trade MAPS 1, Ltd.
Series 2013-1A, Class C
2.43%, 12/10/2018	100,000	99,903

		393,764

United States - 1.4%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class E
5.76%, 12/10/2018 (D)	30,000	30,803
Series 2012-5, Class E
3.29%, 05/08/2020 (D)	113,000	114,893
Series 2013-4, Class D
3.31%, 10/08/2019	50,000	51,341
Series 2013-5, Class D
2.86%, 12/09/2019	60,000	60,860
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 01/22/2019	80,000	81,123
CarMax Auto Owner Trust
Series 2013-4, Class C
1.95%, 09/16/2019	40,000	40,029
FBR Securitization Trust
Series 2005-3, Class AV24
0.85%, 10/25/2035 (B)	280,143	231,773
Invitation Homes Trust
Series 2013-SFR1, Class E
2.90%, 12/17/2030 (B) (D)	30,000	29,449
Series 2014-SFR1, Class C
2.27%, 06/17/2031 (B) (D)	50,000	50,202
Series 2015-SFR2, Class E
1.00%, 06/17/2032	100,000	100,000
MMCA Auto Owner Trust
Series 2014-A, Class C
2.26%, 10/15/2020 (D)	20,000	20,227
Oscar US Funding Trust
Series 2014-1A, Class A4
2.55%, 12/15/2021 (D)	340,000	346,035
Santander Drive Auto Receivables Trust
Series 2013-1, Class D
2.27%, 01/15/2019 (A)	100,000	99,988
Series 2013-4, Class D
3.92%, 01/15/2020	30,000	31,218

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-A, Class D
3.78%, 10/15/2019 (D)	$ 100,000	$ 103,492
Series 2013-A, Class E
4.71%, 01/15/2021 (D)	70,000	73,295
Series 2014-3, Class D
2.65%, 08/17/2020	310,000	309,446
Springleaf Funding Trust
Series 2015-AA, Class A
3.16%, 11/15/2024 (D)	200,000	201,896

		1,976,070

Total Asset-Backed Securities (Cost $10,319,526)		10,374,564

CORPORATE DEBT SECURITIES - 33.6%
Australia - 0.4%
BHP Billiton Finance USA, Ltd.
5.00%, 09/30/2043	179,000	204,992
FMG Resources, Ltd.
6.88%, 04/01/2022 (A) (D)	220,000	162,525
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (D)	205,000	209,550

		577,067

Bermuda - 0.3%
Digicel, Ltd.
6.75%, 03/01/2023 (D)	251,000	243,156
Weatherford International, Ltd.
5.95%, 04/15/2042 (A)	88,000	77,350
6.75%, 09/15/2040	162,000	151,961

		472,467

Canada - 1.1%
Agrium, Inc.
5.25%, 01/15/2045	131,000	147,609
Barrick Gold Corp.
4.10%, 05/01/2023 (A)	134,000	132,192
Cenovus Energy, Inc.
3.80%, 09/15/2023 (A)	260,000	258,155
Enbridge, Inc.
3.50%, 06/10/2024 (A)	204,000	200,386
4.50%, 06/10/2044 (A)	15,000	13,923
Glencore Finance Canada, Ltd.
4.25%, 10/25/2022 (A) (D)	196,000	201,491
Goldcorp, Inc.
3.70%, 03/15/2023 (A)	203,000	200,941
TransAlta Corp.
4.50%, 11/15/2022	134,000	132,050
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020 (D)	250,000	259,688

		1,546,435

Cayman Islands - 0.5%
Alibaba Group Holding, Ltd.
3.13%, 11/28/2021 (D)	200,000	201,410
3.60%, 11/28/2024 (D)	201,000	201,649
Transocean, Inc.
2.50%, 10/15/2017	201,000	184,417
3.80%, 10/15/2022 (A)	49,000	35,755
XLIT, Ltd.
5.50%, 03/31/2045	110,000	110,025

		733,256

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Denmark - 0.1%
AP Moeller - Maersk A/S
2.55%, 09/22/2019 (D)	$ 140,000	$ 142,299

France - 0.5% (D)
BPCE SA
5.15%, 07/21/2024 (A)	200,000	213,699
Credit Agricole SA
2.50%, 04/15/2019	250,000	254,949
4.38%, 03/17/2025	200,000	202,230

		670,878

Germany - 0.3%
Deutsche Bank AG
1.88%, 02/13/2018	355,000	355,500

Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025 (D)	150,000	151,754

Ireland - 0.2%
Perrigo Finance PLC
3.90%, 12/15/2024	200,000	207,209

Japan - 0.3%
Mizuho Bank, Ltd.
3.20%, 03/26/2025 (A) (D)	200,000	199,758
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/2020	250,000	253,056

		452,814

Luxembourg - 0.6%
Actavis Funding SCS
3.45%, 03/15/2022	171,000	175,151
3.80%, 03/15/2025	113,000	116,619
3.85%, 06/15/2024	202,000	208,654
4.85%, 06/15/2044	200,000	212,431
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	65,000	66,950
Schlumberger Investment SA
3.30%, 09/14/2021 (D)	82,000	86,025

		865,830

Mexico - 0.4%
Cemex SAB de CV
6.13%, 05/05/2025 (D)	251,000	253,435
Petroleos Mexicanos
3.50%, 07/18/2018 (A)	10,000	10,400
4.88%, 01/18/2024	11,000	11,644
5.50%, 06/27/2044 (A)	50,000	50,437
Tenedora Nemak SA de CV
5.50%, 02/28/2023 (D)	200,000	206,900

		532,816

Netherlands - 0.1%
LYB International Finance BV
4.00%, 07/15/2023	194,000	205,498

Norway - 0.1%
Statoil ASA
2.45%, 01/17/2023	180,000	177,116

Spain - 0.1%
Telefonica Emisiones SAU
3.19%, 04/27/2018	195,000	203,374

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Sweden - 0.2%
Nordea Bank AB
6.13%, 09/23/2024 (A) (B) (D) (F)	$ 200,000	$ 206,376

Switzerland - 0.6%
Credit Suisse
1.75%, 01/29/2018	250,000	250,760
Credit Suisse AG
6.50%, 08/08/2023 (D)	200,000	228,357
UBS AG
7.63%, 08/17/2022	250,000	303,219

		782,336

United Kingdom - 1.0%
Anglo American Capital PLC
2.63%, 09/27/2017 (D)	200,000	202,675
Barclays Bank PLC
6.05%, 12/04/2017 (D)	188,000	206,937
Barclays PLC
3.65%, 03/16/2025	216,000	216,659
BP Capital Markets PLC
2.32%, 02/13/2020 (A)	140,000	141,175
3.06%, 03/17/2022	105,000	106,820
Ensco PLC
4.50%, 10/01/2024 (A)	127,000	123,095
HBOS PLC Series MTN
6.75%, 05/21/2018 (D)	100,000	111,883
HSBC Holdings PLC
6.38%, 03/30/2025 (A) (B) (F)	200,000	204,500
WPP Finance
3.75%, 09/19/2024 (A)	136,000	141,954

		1,455,698

United States - 26.7%
21st Century Fox America, Inc.
3.00%, 09/15/2022	69,000	69,831
Air Lease Corp.
3.75%, 02/01/2022	50,000	50,811
3.88%, 04/01/2021 (A)	133,000	136,990
4.25%, 09/15/2024	194,000	199,820
Albemarle Corp.
3.00%, 12/01/2019	40,000	40,440
Altria Group, Inc.
2.63%, 01/14/2020	219,000	222,513
Amazon.com, Inc.
4.95%, 12/05/2044	208,000	226,922
American Express Co.
4.90%, 03/15/2020 (A) (B) (F)	190,000	192,755
American International Group, Inc.
3.38%, 08/15/2020	265,000	279,616
8.18%, 05/15/2068 (B)	4,000	5,672
Series MTN
5.85%, 01/16/2018	42,000	46,920
American Tower Corp.
3.40%, 02/15/2019	264,000	272,629
3.45%, 09/15/2021	85,000	86,765
4.50%, 01/15/2018	44,000	47,233
AmerisourceBergen Corp.
3.25%, 03/01/2025	110,000	111,466
Amgen, Inc.
3.88%, 11/15/2021	67,000	72,092
Antero Resources Corp.
5.38%, 11/01/2021	30,000	29,100
5.63%, 06/01/2023 (D)	120,000	118,800

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Anthem, Inc.
4.63%, 05/15/2042 (A)	$ 198,000	$ 214,624
Apple, Inc.
1.55%, 02/07/2020	360,000	357,720
2.15%, 02/09/2022 (A)	170,000	167,800
2.50%, 02/09/2025	50,000	48,931
Ashland, Inc.
4.75%, 08/15/2022	100,000	101,500
AT&T, Inc.
3.90%, 03/11/2024 (A)	194,000	203,025
4.80%, 06/15/2044	132,000	135,172
5.35%, 09/01/2040	44,000	48,018
AvalonBay Communities, Inc. Series MTN
3.50%, 11/15/2024 (A)	121,000	124,319
Bank of America Corp. Series MTN
4.00%, 04/01/2024 (A)	197,000	209,552
4.13%, 01/22/2024	68,000	72,817
4.20%, 08/26/2024	136,000	140,701
4.25%, 10/22/2026	180,000	185,822
5.00%, 01/21/2044	191,000	219,234
Bayer US Finance LLC
2.38%, 10/08/2019 (D)	200,000	203,417
Becton Dickinson and Co.
1.80%, 12/15/2017	119,000	119,912
2.68%, 12/15/2019	119,000	121,549
3.73%, 12/15/2024	204,000	213,507
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025 (A)	112,000	116,634
Burlington Northern Santa Fe LLC
4.55%, 09/01/2044	133,000	145,744
Calpine Corp.
6.00%, 01/15/2022 (D)	225,000	240,750
Capital One NA
1.65%, 02/05/2018	250,000	249,010
Cardinal Health, Inc.
2.40%, 11/15/2019	113,000	114,352
Case New Holland Industrial, Inc.
7.88%, 12/01/2017 (A)	100,000	110,780
CBS Corp.
2.30%, 08/15/2019	126,000	126,019
3.70%, 08/15/2024	205,000	211,092
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 09/01/2023 (A)	265,000	276,925
Celgene Corp.
2.25%, 05/15/2019	208,000	210,107
3.25%, 08/15/2022	274,000	280,139
CenturyLink, Inc.
6.75%, 12/01/2023	250,000	275,312
Chesapeake Energy Corp.
6.63%, 08/15/2020	255,000	263,287
Citigroup, Inc.
1.80%, 02/05/2018	180,000	180,376
4.00%, 08/05/2024	138,000	141,135
5.50%, 09/13/2025	271,000	307,149
6.68%, 09/13/2043	106,000	141,346
Citizens Bank NA Series MTN
2.45%, 12/04/2019	340,000	344,187
Comerica, Inc.
3.80%, 07/22/2026	205,000	208,593
CommScope, Inc.
5.00%, 06/15/2021 (D)	22,000	21,973
5.50%, 06/15/2024 (A) (D)	27,000	27,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ConocoPhillips Co.
3.35%, 11/15/2024 (A)	$ 119,000	$ 122,630
4.30%, 11/15/2044 (A)	119,000	126,305
Constellation Brands, Inc.
4.25%, 05/01/2023	250,000	257,187
Corporate Office Properties, LP
3.70%, 06/15/2021	162,000	163,771
Cox Communications, Inc.
3.85%, 02/01/2025 (A) (D)	187,000	192,589
Cummins, Inc.
4.88%, 10/01/2043	40,000	47,460
Diamond Offshore Drilling, Inc.
3.45%, 11/01/2023 (A)	204,000	196,078
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	268,000	277,779
5.15%, 03/15/2042	126,000	131,679
DISH DBS Corp.
4.63%, 07/15/2017	250,000	256,562
Duke Energy Corp.
3.95%, 10/15/2023	128,000	139,711
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (D)	113,000	134,077
Eagle Spinco, Inc.
4.63%, 02/15/2021	250,000	247,187
Eastman Chemical Co.
2.70%, 01/15/2020	140,000	142,024
Eaton Corp.
1.50%, 11/02/2017	139,000	139,528
eBay, Inc.
2.88%, 08/01/2021 (A)	164,000	164,543
4.00%, 07/15/2042	68,000	58,949
Enable Midstream Partners, LP
3.90%, 05/15/2024 (D)	201,000	193,675
Energy Transfer Partners, LP
3.60%, 02/01/2023	124,000	122,834
5.15%, 02/01/2043	100,000	100,163
Enterprise Products Operating LLC
3.75%, 02/15/2025 (A)	90,000	92,905
EQT Midstream Partners, LP
4.00%, 08/01/2024	36,000	35,738
Equity One, Inc.
3.75%, 11/15/2022	78,000	79,158
Express Scripts Holding Co.
3.50%, 06/15/2024	136,000	140,015
FCA US LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021 (A)	200,000	221,822
FedEx Corp.
2.30%, 02/01/2020	265,000	267,755
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	138,000	138,477
Fifth Third Bancorp
4.50%, 06/01/2018	224,000	239,583
FirstEnergy Corp.
2.75%, 03/15/2018	73,000	74,759
4.25%, 03/15/2023	74,000	77,456
Five Corners Funding Trust
4.42%, 11/15/2023 (D)	300,000	321,847
FMC Technologies, Inc.
3.45%, 10/01/2022	51,000	50,143
Ford Motor Co.
4.75%, 01/15/2043 (A)	131,000	143,232
Ford Motor Credit Co. LLC
2.60%, 11/04/2019	200,000	202,637
8.13%, 01/15/2020	100,000	124,951
Freeport-McMoRan, Inc.
2.38%, 03/15/2018	201,000	200,014
4.00%, 11/14/2021	180,000	175,686

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Gannett Co., Inc.
6.38%, 10/15/2023	$ 60,000	$ 65,100
General Electric Capital Corp.
5.30%, 02/11/2021	119,000	137,460
7.13%, 06/15/2022 (B) (F)	100,000	117,375
General Mills, Inc.
2.20%, 10/21/2019 (A)	187,000	188,567
Georgia-Pacific LLC
2.54%, 11/15/2019 (D)	126,000	127,744
3.60%, 03/01/2025 (A) (D)	130,000	133,265
3.73%, 07/15/2023 (A) (D)	17,000	17,807
Gilead Sciences, Inc.
3.50%, 02/01/2025	160,000	168,725
Goldman Sachs Group, Inc.
2.55%, 10/23/2019	221,000	224,072
2.60%, 04/23/2020	200,000	202,128
2.90%, 07/19/2018	48,000	49,609
6.75%, 10/01/2037	109,000	143,123
Series MTN
3.85%, 07/08/2024	268,000	280,481
Halliburton Co.
4.75%, 08/01/2043	94,000	102,785
Hartford Financial Services Group, Inc.
6.63%, 03/30/2040	153,000	205,186
HCA, Inc.
5.25%, 04/15/2025	215,000	232,200
HCP, Inc.
3.88%, 08/15/2024	273,000	277,423
Hertz Corp.
5.88%, 10/15/2020	100,000	102,750
Hewlett-Packard Co.
2.60%, 09/15/2017	73,000	74,849
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (A) (D)	250,000	235,000
HJ Heinz Co.
4.25%, 10/15/2020 (A)	250,000	256,500
Humana, Inc.
3.15%, 12/01/2022	137,000	137,863
Huntsman International LLC
4.88%, 11/15/2020	245,000	245,000
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	241,000	257,321
International Business Machines Corp.
1.13%, 02/06/2018	180,000	179,556
International Lease Finance Corp.
7.13%, 09/01/2018 (D)	63,000	70,718
JM Smucker Co.
3.50%, 03/15/2025 (D)	113,000	116,165
Johnson Controls, Inc.
4.63%, 07/02/2044	135,000	144,790
JPMorgan Chase & Co.
3.88%, 02/01/2024 - 09/10/2024	212,000	222,282
4.13%, 12/15/2026	203,000	210,450
6.00%, 08/01/2023 (B) (F)	68,000	68,850
6.10%, 10/01/2024 (A) (B) (F)	132,000	135,960
6.13%, 04/30/2024 (B) (F)	38,000	38,756
KeyBank NA
2.25%, 03/16/2020	276,000	277,905
Kimco Realty Corp.
3.13%, 06/01/2023 (A)	210,000	208,809
3.20%, 05/01/2021	125,000	128,171
Kinder Morgan Energy Partners, LP
4.25%, 09/01/2024	96,000	98,163
4.30%, 05/01/2024	133,000	135,405
5.40%, 09/01/2044	133,000	137,794
Kinder Morgan, Inc.
4.30%, 06/01/2025 (A)	84,000	86,221

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
KLA-Tencor Corp.
4.13%, 11/01/2021	$ 130,000	$ 136,862
Kohl’s Corp.
4.75%, 12/15/2023	190,000	208,695
Kroger Co.
2.30%, 01/15/2019 (A)	227,000	230,296
Laboratory Corp. of America Holdings
2.20%, 08/23/2017 (A)	119,000	121,129
2.63%, 02/01/2020	278,000	279,741
3.20%, 02/01/2022	120,000	121,483
Lockheed Martin Corp.
3.80%, 03/01/2045	170,000	168,989
Manufacturers & Traders Trust Co.
2.10%, 02/06/2020	250,000	250,494
Marathon Petroleum Corp.
5.00%, 09/15/2054	24,000	24,088
6.50%, 03/01/2041	96,000	116,967
McKesson Corp.
2.28%, 03/15/2019	137,000	138,536
3.80%, 03/15/2024	197,000	207,853
Medtronic, Inc.
3.15%, 03/15/2022 (D)	173,000	179,637
3.50%, 03/15/2025 (D)	181,000	189,216
4.38%, 03/15/2035 (D)	131,000	142,455
4.63%, 03/15/2045 (D)	127,000	143,951
Merck & Co., Inc.
1.85%, 02/10/2020	120,000	120,767
2.35%, 02/10/2022	300,000	300,265
2.75%, 02/10/2025	130,000	129,895
MGM Resorts International
6.75%, 10/01/2020 (A)	225,000	241,312
Microsoft Corp.
2.38%, 02/12/2022	80,000	80,578
3.50%, 02/12/2035	90,000	89,763
3.75%, 02/12/2045	80,000	80,305
Morgan Stanley
2.13%, 04/25/2018	151,000	152,658
2.65%, 01/27/2020	240,000	243,341
3.88%, 04/29/2024	264,000	277,618
4.30%, 01/27/2045	100,000	103,623
Motorola Solutions, Inc.
4.00%, 09/01/2024 (A)	136,000	140,531
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	160,000	160,310
NetFlix, Inc.
5.75%, 03/01/2024	230,000	234,312
Newell Rubbermaid, Inc.
2.88%, 12/01/2019	109,000	111,077
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/2019	203,000	208,002
3.63%, 06/15/2023 (A)	121,000	126,639
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022 (D)	40,000	40,250
NiSource Finance Corp.
5.25%, 02/15/2043	47,000	55,939
ONEOK Partners, LP
3.38%, 10/01/2022 (A)	136,000	129,030
Oracle Corp.
3.40%, 07/08/2024	134,000	140,859
3.63%, 07/15/2023	48,000	51,606
Pacific Gas & Electric Co.
3.40%, 08/15/2024	137,000	142,813
Pfizer, Inc.
3.40%, 05/15/2024	200,000	209,926
Philip Morris International, Inc.
1.25%, 11/09/2017	165,000	165,908
3.25%, 11/10/2024	163,000	167,343
4.25%, 11/10/2044	132,000	138,436

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Phillips 66
4.88%, 11/15/2044	$ 180,000	$ 192,767
PNC Bank NA
2.25%, 07/02/2019	250,000	253,461
4.20%, 11/01/2025	250,000	272,605
PPL Capital Funding, Inc.
3.40%, 06/01/2023 (A)	92,000	95,389
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	35,000	35,175
5.50%, 04/15/2023	185,000	191,013
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	151,000	157,229
Rowan Cos., Inc.
5.85%, 01/15/2044	42,000	36,193
Ryland Group, Inc.
6.63%, 05/01/2020	15,000	16,200
SandRidge Energy, Inc.
7.50%, 03/15/2021	75,000	46,500
Santander Bank NA
2.00%, 01/12/2018	250,000	251,079
Scripps Networks Interactive, Inc.
2.75%, 11/15/2019	60,000	60,507
3.90%, 11/15/2024	110,000	113,493
Sirius XM Radio, Inc.
5.88%, 10/01/2020 (D)	250,000	260,625
Spectra Energy Partners, LP
3.50%, 03/15/2025	113,000	113,563
Sprint Corp.
7.13%, 06/15/2024	185,000	180,375
7.88%, 09/15/2023	35,000	35,700
St. Jude Medical, Inc.
3.25%, 04/15/2023	136,000	139,111
4.75%, 04/15/2043	128,000	140,122
State Street Corp.
3.30%, 12/16/2024 (A)	135,000	140,352
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.75%, 03/01/2025	60,000	61,200
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	60,000	61,615
5.35%, 05/15/2045	60,000	63,096
Synchrony Financial
2.70%, 02/03/2020	112,000	112,487
3.00%, 08/15/2019	39,000	39,847
3.75%, 08/15/2021	201,000	208,438
Sysco Corp.
3.50%, 10/02/2024	175,000	181,600
T-Mobile USA, Inc.
6.25%, 04/01/2021	35,000	36,400
6.63%, 04/01/2023	235,000	245,869
Tenet Healthcare Corp.
6.00%, 10/01/2020	225,000	238,500
Thermo Fisher Scientific, Inc.
1.85%, 01/15/2018	88,000	88,311
2.40%, 02/01/2019	135,000	136,896
Time Warner Cable, Inc.
5.88%, 11/15/2040	227,000	271,494
Time Warner, Inc.
4.05%, 12/15/2023	262,000	280,431
5.35%, 12/15/2043	118,000	137,692
6.50%, 11/15/2036	39,000	50,613
Tyson Foods, Inc.
3.95%, 08/15/2024	227,000	239,822
United Rentals North America, Inc.
7.63%, 04/15/2022	265,000	289,910

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Univision Communications, Inc.
5.13%, 02/15/2025 (A) (D)	$ 140,000	$ 142,975
Verizon Communications, Inc.
3.00%, 11/01/2021	190,000	193,790
3.50%, 11/01/2024	220,000	225,140
4.86%, 08/21/2046 (A)	78,000	81,661
5.01%, 08/21/2054	159,000	164,977
5.05%, 03/15/2034	124,000	134,644
5.15%, 09/15/2023	476,000	545,726
6.55%, 09/15/2043	51,000	66,410
Viacom, Inc.
3.88%, 04/01/2024 (A)	157,000	161,531
4.38%, 03/15/2043	97,000	90,432
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	204,000	210,926
Washington Prime Group, LP
3.85%, 04/01/2020 (D)	140,000	141,729
Washington Real Estate Investment Trust
4.95%, 10/01/2020	132,000	143,387
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (D)	200,000	202,458
3.75%, 09/17/2024 (A) (D)	200,000	206,864
Wells Fargo & Co.
5.38%, 11/02/2043	120,000	141,357
5.90%, 06/15/2024 (A) (B) (F)	47,000	48,939
Series MTN
2.15%, 01/30/2020	120,000	120,619
4.10%, 06/03/2026	199,000	209,959
4.65%, 11/04/2044	197,000	211,288
Williams Cos., Inc.
4.55%, 06/24/2024	203,000	196,608
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (D)	64,000	65,147
Yum! Brands, Inc.
3.88%, 11/01/2023	199,000	206,838
5.35%, 11/01/2043	117,000	129,598
Zimmer Holdings, Inc.
3.55%, 04/01/2025	160,000	163,319
4.45%, 08/15/2045	100,000	103,568

		37,622,210

Venezuela - 0.0% (C) (G)
Petroleos de Venezuela SA
5.25%, 04/12/2017	30,000	12,302
9.00%, 11/17/2021	27,000	10,017

		22,319

Total Corporate Debt Securities
(Cost $46,768,251)		47,383,252

	Notional Amount	Value
OVER-THE-COUNTER SWAPTIONS PURCHASED - 0.0%
If exercised the Series receives floating 3 Month LIBOR, and pays 5.01%, European Style, Put Expires 05/29/2015, GSC	10,301,078	0

Total Over-the-Counter Swaptions Purchased
(Cost $50,475)		0

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.9%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (H)	9,707,872	$ 9,707,872

Total Securities Lending Collateral (Cost $9,707,872)		9,707,872

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.01% (H), dated 03/31/2015, to be repurchased at $3,188,657 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $3,255,007.	$ 3,188,656	3,188,656

Total Repurchase Agreement (Cost $3,188,656)		3,188,656

Total Investments (Cost $174,018,060) (I)		175,172,278
Net Other Assets (Liabilities) - (24.2)%		(34,142,401)

Net Assets - 100.0%		$ 141,029,877

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (J)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.00%	11/05/2019	$9,540,000	$304,155	$0	$304,155
3-Month USD-LIBOR	2.41	10/30/2024	2,431,000	111,277	0	111,277

Total				$415,432	$0	$415,432

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.67%	10/30/2019	$4,677,000	$(84,510)	$0	$(84,510)
3-Month USD-LIBOR	2.76	11/05/2024	5,060,000	(416,931)	0	(416,931)

Total				$(501,441)	$0	$(501,441)

FUTURES CONTRACTS: (K)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	81	06/30/2015	$48,033
5-Year U.S. Treasury Note	Short	(218)	06/30/2015	(204,920)
10-Year U.S. Treasury Note	Long	3	06/19/2015	461
U.S. Treasury Bond	Long	13	06/19/2015	28,837

Total				$(127,589)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	05/22/2015	24,023	EUR	27,286	USD	$—	$(1,437)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	31.9%	$55,823,949
U.S. Government Agency Obligations	19.4	34,049,127
Mortgage-Backed Securities	8.2	14,432,100
Asset-Backed Securities	5.9	10,374,564
Banks	3.2	5,656,380
Diversified Financial Services	2.0	3,477,699
Media	1.9	3,359,573
Oil, Gas & Consumable Fuels	1.9	3,246,086
Diversified Telecommunication Services	1.5	2,587,355
Real Estate Investment Trusts	1.2	2,150,537
Pharmaceuticals	1.2	2,144,022
Capital Markets	1.2	2,120,224
Health Care Providers & Services	1.2	2,057,762
Energy Equipment & Services	1.1	1,858,533
Health Care Equipment & Supplies	0.9	1,656,347
Metals & Mining	0.8	1,480,516
Chemicals	0.7	1,286,487

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments	Value
Electric Utilities	0.7%	$1,186,835
Commercial Services & Supplies	0.7	1,156,719
Insurance	0.6	969,266
Food Products	0.5	866,201
Biotechnology	0.4	731,063
Tobacco	0.4	694,200
Technology Hardware, Storage & Peripherals	0.4	649,300
Internet Software & Services	0.4	626,551
Food & Staples Retailing	0.4	622,822
Hotels, Restaurants & Leisure	0.3	577,748
Consumer Finance	0.3	553,527
Wireless Telecommunication Services	0.3	498,344
Internet & Catalog Retail	0.3	461,234
Trading Companies & Distributors	0.3	458,339
Software	0.2	443,111
Automobiles	0.2	365,054
IT Services	0.2	318,033
Paper & Forest Products	0.2	278,816
Air Freight & Logistics	0.1	267,755
Beverages	0.1	257,187
Construction Materials	0.1	253,435
Independent Power and Renewable Electricity Producers	0.1	240,750
Life Sciences Tools & Services	0.1	225,207
Foreign Government Obligations	0.1	212,758
Multiline Retail	0.1	208,695
Communications Equipment	0.1	189,504
Aerospace & Defense	0.1	168,989
Machinery	0.1	158,240
Road & Rail	0.1	145,744
Auto Components	0.1	144,790
Marine	0.1	142,299
Semiconductors & Semiconductor Equipment	0.1	136,862
Household Durables	0.1	127,277
Multi-Utilities	0.1	116,634
Gas Utilities	0.0(C)	61,200
Over-the-Counter Swaptions Purchased	0.0	0

Investments, at Value	92.6	162,275,750
Short-Term Investments	7.4	12,896,528

Total Investments	100.0%	$175,172,278

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$55,823,949	$—	$55,823,949
U.S. Government Agency Obligations	—	34,049,127	—	34,049,127
Foreign Government Obligations	—	212,758	—	212,758
Mortgage-Backed Securities	—	14,432,100	—	14,432,100
Asset-Backed Securities	—	10,374,564	—	10,374,564
Corporate Debt Securities	—	47,383,252	—	47,383,252
Over-the-Counter Swaptions Purchased	—	0	—	0
Securities Lending Collateral	9,707,872	—	—	9,707,872
Repurchase Agreement	—	3,188,656	—	3,188,656

Total Investments	$9,707,872	$165,464,406	$—	$175,172,278

Derivative Financial Instruments
Interest Rate Swap Agreements	$—	$415,432	$—	$415,432
Futures Contracts (M)	77,331	—	—	77,331

Total Derivative Financial Instruments	$77,331	$415,432	$—	$492,763

LIABILITIES
Derivative Financial Instruments
Interest Rate Swap Agreements	$—	$(501,441)	$—	$(501,441)
Futures Contracts (M)	(204,920)	—	—	(204,920)
Forward Foreign Currency Contracts (M)	—	(1,437)	—	(1,437)

Total Derivative Financial Instruments	$(204,920)	$(502,878)	$—	$(707,798)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $9,507,592. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $21,342,409, representing 15.1% of the Portfolio’s net assets.

(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $617,778, representing 0.4% of the Portfolio’s net assets.
(F)	The security has a perpetual maturity; the date displayed is the next call date.
(G)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(H)	Rate disclosed reflects the yield at March 31, 2015.
(I)

Aggregate cost for federal income tax purposes is $174,018,060. Aggregate gross unrealized appreciation and depreciation for all securities is $1,761,523 and $607,305, respectively. Net unrealized appreciation for tax purposes is $1,154,218.

(J)	Cash in the amount of $95,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(K)	Cash in the amount of $447,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Derivative financial instrument valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATIONS:

IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2015 Form N-Q

Transamerica Voya Large Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.0%
Textron, Inc.	16,012	$ 709,812

Airlines - 1.4%
Delta Air Lines, Inc. (A)	21,563	969,472

Beverages - 3.6%
Monster Beverage Corp. (B)	7,014	970,702
PepsiCo, Inc.	16,643	1,591,404

		2,562,106

Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc. (B)	6,269	1,086,418
Amgen, Inc.	6,480	1,035,828
Celgene Corp. (A) (B)	8,770	1,011,006
Gilead Sciences, Inc. (A) (B)	16,150	1,584,799

		4,718,051

Capital Markets - 3.2%
Ameriprise Financial, Inc.	8,088	1,058,234
BlackRock, Inc., Class A (A)	3,331	1,218,613

		2,276,847

Chemicals - 1.7%
Eastman Chemical Co.	9,070	628,188
Sherwin-Williams Co. (A)	2,072	589,484

		1,217,672

Commercial Services & Supplies - 1.7%
Tyco International, Ltd. (A)	27,797	1,196,939

Containers & Packaging - 1.9%
Crown Holdings, Inc. (A) (B)	11,186	604,268
Packaging Corp. of America	9,683	757,114

		1,361,382

Diversified Financial Services - 1.6%
Intercontinental Exchange, Inc.	4,790	1,117,363

Electrical Equipment - 1.1%
AMETEK, Inc., Class A (A)	15,322	805,018

Energy Equipment & Services - 1.5%
Halliburton Co.	24,550	1,077,254

Food & Staples Retailing - 4.1%
Costco Wholesale Corp. (A)	9,883	1,497,225
CVS Health Corp.	13,635	1,407,268

		2,904,493

Food Products - 1.7%
Hershey Co. (A)	3,320	335,021
Mead Johnson Nutrition Co., Class A	8,400	844,452

		1,179,473

Health Care Providers & Services - 1.9%
McKesson Corp.	5,978	1,352,224

Hotels, Restaurants & Leisure - 2.5% (B)
Chipotle Mexican Grill, Inc., Class A (A)	1,238	805,369
Hilton Worldwide Holdings, Inc.	33,625	995,972

		1,801,341

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.0%
Church & Dwight Co., Inc. (A)	8,367	$ 714,709

Industrial Conglomerates - 2.7%
Danaher Corp.	10,697	908,175
Roper Industries, Inc. (A)	5,840	1,004,480

		1,912,655

Insurance - 1.0%
Aon PLC	7,265	698,312

Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (B)	4,164	1,549,424

Internet Software & Services - 5.0% (B)
Facebook, Inc., Class A	19,361	1,591,765
Google, Inc., Class A	2,869	1,591,434
Google, Inc., Class C	650	356,200

		3,539,399

IT Services - 5.5%
Cognizant Technology Solutions Corp., Class A (B)	21,209	1,323,230
Mastercard, Inc., Class A (A)	15,554	1,343,710
Visa, Inc., Class A (A)	19,228	1,257,703

		3,924,643

Machinery - 1.9%
Ingersoll-Rand PLC	13,205	898,996
PACCAR, Inc. (A)	7,327	462,627

		1,361,623

Media - 5.8%
Comcast Corp., Class A	29,310	1,655,136
DISH Network Corp., Class A (B)	15,522	1,087,471
Walt Disney Co.	12,997	1,363,255

		4,105,862

Multiline Retail - 2.2% (A)
Kohl’s Corp.	10,924	854,803
Macy’s, Inc.	10,716	695,576

		1,550,379

Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp., Class A	7,894	653,702
Concho Resources, Inc. (A) (B)	5,191	601,741
EQT Corp.	9,163	759,338

		2,014,781

Pharmaceuticals - 4.2%
Actavis PLC (A) (B)	6,806	2,025,602
Bristol-Myers Squibb Co.	14,922	962,469

		2,988,071

Road & Rail - 1.9%
Union Pacific Corp.	12,181	1,319,324

Semiconductors & Semiconductor Equipment - 1.3%
Freescale Semiconductor, Ltd. (A) (B)	23,252	947,752

Software - 9.3%
Electronic Arts, Inc. (A) (B)	19,644	1,155,362
Intuit, Inc. (A)	11,885	1,152,370
Microsoft Corp.	35,727	1,452,481
Oracle Corp.	38,510	1,661,706

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Voya Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Red Hat, Inc. (B)	6,489	$ 491,542
VMware, Inc., Class A (A) (B)	7,900	647,879

		6,561,340

Specialty Retail - 4.9%
Home Depot, Inc. (A)	20,770	2,359,679
Ulta Salon Cosmetics & Fragrance, Inc. (B)	7,455	1,124,587

		3,484,266

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	39,735	4,944,226

Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc., Class A (A)	21,617	895,592
lululemon athletica, Inc. (B)	7,746	495,899
NIKE, Inc., Class B (A)	10,456	1,049,051

		2,440,542

Trading Companies & Distributors - 0.4%
WESCO International, Inc. (A) (B)	4,128	288,506

Total Common Stocks (Cost $55,271,686)		69,595,261

SECURITIES LENDING COLLATERAL - 26.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	18,618,660	18,618,660

Total Securities Lending Collateral (Cost $18,618,660)		18,618,660

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $1,285,311 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $1,313,983.	$ 1,285,311	1,285,311

Total Repurchase Agreement (Cost $1,285,311)		1,285,311

Total Investments (Cost $75,175,657) (D)		89,499,232
Net Other Assets (Liabilities) - (26.4)%		(18,687,360)

Net Assets - 100.0%		$ 70,811,872

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Voya Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$69,595,261	$—	$—	$69,595,261
Securities Lending Collateral	18,618,660	—	—	18,618,660
Repurchase Agreement	—	1,285,311	—	1,285,311

Total Investments	$88,213,921	$1,285,311	$—	$89,499,232

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $18,227,584. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $75,175,657. Aggregate gross unrealized appreciation and depreciation for all securities is $14,904,685 and $581,110, respectively. Net unrealized appreciation for tax purposes is $14,323,575.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 29.4%
U.S. Treasury Note
0.38%, 03/31/2016 - 10/31/2016	$ 13,173,000	$ 13,176,659
0.50%, 02/28/2017 - 03/31/2017	12,092,000	12,077,831
1.00%, 03/15/2018	86,000	86,316
1.38%, 03/31/2020	325,000	325,051
1.75%, 02/28/2022 - 03/31/2022	238,000	238,613

Total U.S. Government Obligations (Cost $25,891,293)		25,904,470

U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%
Federal National Mortgage Association
1.07%, 11/25/2016	79,932	80,228

Total U.S. Government Agency Obligation (Cost $80,444)		80,228

MORTGAGE-BACKED SECURITIES - 8.3%
United States - 8.3%
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 (A) (B)	114,659	115,004
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class H
6.03%, 11/10/2038 (A) (B)	370,000	378,235
Banc of America Re-REMIC Trust
Series 2009-UB2, Class A4AA
5.68%, 02/24/2051 (A) (B)	143,385	150,211
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class AJ
4.75%, 06/11/2041	200,000	200,974
Series 2005-PWR9, Class C
5.06%, 09/11/2042 (B)	210,000	212,260
Series 2005-T18, Class C
5.07%, 02/13/2042 (B)	350,000	350,332
CD Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.23%, 07/15/2044 (B)	171,584	172,404
Series 2005-CD1, Class C
5.23%, 07/15/2044 (B)	200,000	202,861
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	371,991	388,525
Series 2007-CD4, Class A4
5.32%, 12/11/2049	165,000	173,711
CD Mortgage Trust
Series 2007-CD5, Class AJ
6.12%, 11/15/2044 (B)	230,000	250,650
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A1A
5.70%, 12/10/2049 (B)	126,963	136,719
COMM Mortgage Trust
Series 2006-C8, Class A4
5.31%, 12/10/2046	106,334	111,842
Series 2013-THL, Class A2
1.23%, 06/08/2030 (A) (B)	130,000	129,918
Commercial Mortgage Trust
Series 2005-GG3, Class B
4.89%, 08/10/2042 (B)	71,286	71,273
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C4, Class B
5.29%, 08/15/2038 (B)	327,000	329,432

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CSMC Trust
Series 2009-RR3, Class A5A
5.34%, 12/15/2043 (A) (B)	$ 200,000	$ 211,153
Series 2010-RR5, Class 2A
5.34%, 12/16/2043 (A) (B)	360,000	379,837
GE Capital Commercial Mortgage Corp.
Series 2005-C2, Class C
5.13%, 05/10/2043 (B)	330,000	329,802
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2005-C1, Class AM
4.75%, 05/10/2043	189,087	188,983
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB12, Class AJ
4.99%, 09/12/2037 (B)	150,000	150,589
JPMorgan Chase Commercial Mortgage-Backed Securities Trust
Series 2010-RR1, Class JPA
5.78%, 06/18/2049 (A) (B)	170,000	178,861
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class B
5.13%, 09/15/2040 (B)	680,000	687,412
Series 2006-C7, Class A2
5.30%, 11/15/2038	60,811	61,331
Merrill Lynch Mortgage Investors Trust
Series 1998-C1, Class A3
6.72%, 11/15/2026 (B)	184,335	191,029
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class ASB
5.64%, 09/12/2049	98,423	98,409
Morgan Stanley Capital I Trust
Series 2005-HQ6, Class AJ
5.07%, 08/13/2042 (B)	380,000	381,391
Series 2005-T17, Class AJ
4.84%, 12/13/2041 (B)	26,153	26,137
Series 2007-HQ11, Class A31
5.44%, 02/12/2044	8,553	8,545
Morgan Stanley Re-REMIC Trust
Series 2010-C30A, Class A3B
5.25%, 12/17/2043 (A) (B)	151,796	153,037
TIAA CMBS I Trust
Series 2001-C1A, Class L
5.77%, 06/19/2033 (A)	470,000	492,622
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A1A
5.53%, 08/15/2039 (B)	68,583	68,650
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.25%, 12/15/2043	275,528	280,416

Total Mortgage-Backed Securities (Cost $7,482,909)		7,262,555

ASSET-BACKED SECURITIES - 18.2%
Cayman Islands - 6.3% (A) (B)
Callidus Debt Partners CLO Fund VI, Ltd.
Series 6A, Class A1T
0.52%, 10/23/2021	460,401	452,307

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
Carlyle Veyron CLO, Ltd.
Series 2006-1A, Class C
0.93%, 07/15/2018	$ 500,000	$ 495,222
Castle Garden Funding
Series 2005-1A, Class B1
1.01%, 10/27/2020	250,000	245,806
CIFC Funding, Ltd.
Series 2006-1A, Class B1L
1.86%, 10/20/2020	250,000	245,889
Series 2006-2A, Class B1L
1.86%, 03/01/2021	250,000	242,763
ColumbusNova CLO IV, Ltd.
Series 2007-2A, Class C
2.50%, 10/15/2021	300,000	294,827
ColumbusNova CLO, Ltd.
Series 2006-2A, Class E
4.01%, 04/04/2018	250,000	247,451
Gallatin CLO III, Ltd.
Series 2007-1A, Class B1L
1.51%, 05/15/2021	200,000	194,392
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class B
1.16%, 10/28/2019	250,000	247,339
Series 2007-1A, Class C
2.26%, 10/28/2019	250,000	250,047
Series 2007-1A, Class D
3.71%, 10/28/2019	250,000	250,164
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class D
1.86%, 08/21/2020	150,000	148,102
Series 2007-1A, Class D
2.67%, 06/17/2021	250,000	243,994
Halcyon Structured Asset Management Long Secured / Short Unsecured, Ltd.
Series 2007-1A, Class B
0.71%, 08/07/2021	300,000	295,195
Kingsland III, Ltd.
Series 2006-3A, Class B
0.91%, 08/24/2021	420,000	404,129
MSIM Peconic Bay, Ltd.
Series 2007-1A, Class C
2.26%, 07/20/2019	250,000	250,000
Muir Grove CLO, Ltd.
Series 2007-1A, Class B
2.26%, 03/25/2020	600,000	599,696
WhiteHorse III, Ltd.
Series 2006-1A, Class A3L
1.00%, 05/01/2018	200,000	199,987
Series 2006-1A, Class B1L
2.10%, 05/01/2018	200,000	199,763

		5,507,073

United States - 11.9%
American Residential Properties Trust
Series 2014-SFR1, Class C
2.53%, 09/17/2031 (A) (B)	250,000	252,217
BA Credit Card Trust
Series 2014-A2, Class A
0.44%, 09/16/2019 (B)	100,000	100,021
Bank of The West Auto Trust
Series 2014-1, Class A4
1.65%, 03/16/2020 (A)	400,000	402,688
BMW Vehicle Owner Trust
Series 2013-A, Class A3
0.67%, 11/27/2017	67,386	67,426
Series 2013-A, Class A4
1.12%, 04/27/2020	150,000	150,470

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1
2.26%, 03/15/2023	$ 600,000	$ 606,652
Capital Auto Receivables Asset Trust
Series 2015-1, Class A3
1.61%, 06/20/2019	230,000	230,177
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/2020	172,000	190,734
Series 2014-A3, Class A3
0.55%, 01/18/2022 (B)	500,000	500,290
CarMax Auto Owner Trust
Series 2013-3, Class A4
1.49%, 01/15/2019	500,000	503,408
Series 2013-4, Class A4
1.28%, 05/15/2019	150,000	149,894
Series 2014-4, Class A4
1.81%, 07/15/2020	260,000	262,245
Series 2015-1, Class A4
1.83%, 07/15/2020	180,000	181,294
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A
4.75%, 12/25/2019	121,525	123,173
Chase Issuance Trust
Series 2013-A8, Class A8
1.01%, 10/15/2018	450,000	450,884
Series 2014-A1, Class A1
1.15%, 01/15/2019	580,000	582,525
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4
1.76%, 12/16/2019 (A)	200,000	202,015
Citibank Credit Card Issuance Trust
Series 2008-A1, Class A1
5.35%, 02/07/2020	446,000	495,720
Series 2013-A2, Class A2
0.45%, 05/26/2020 (B)	261,000	260,537
Series 2014-A6, Class A6
2.15%, 07/15/2021	130,000	132,196
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	400,000	442,605
Series 2012-A6, Class A6
1.67%, 01/18/2022	220,000	218,801
Series 2014-A1, Class A1
0.60%, 07/15/2021 (B)	510,000	511,165
Series 2014-A4, Class A4
2.12%, 12/15/2021	200,000	203,332
Series 2015-A1, Class A1
0.53%, 08/17/2020 (B)	250,000	250,145
Fifth Third Auto Trust
Series 2014-2, Class A4
1.38%, 12/15/2020	180,000	180,597
Ford Credit Auto Owner Trust
Series 2013-B, Class A4
0.76%, 08/15/2018	88,000	87,955
GSAMP Trust
Series 2005-SEA2, Class A1
0.52%, 01/25/2045 (A) (B)	83,637	81,828
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A4
1.55%, 10/15/2021	410,000	411,966
Series 2015-1, Class A4
1.67%, 08/15/2022	300,000	300,283
Hyundai Auto Receivables Trust
Series 2013-A, Class B
1.13%, 09/17/2018	210,000	210,083

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Hyundai Auto Receivables Trust (continued)
Series 2014-A, Class A4
1.32%, 08/15/2019	$ 180,000	$ 180,509
Series 2014-B, Class A4
1.46%, 11/15/2019	50,000	50,152
Series 2015-A, Class A4
1.37%, 07/15/2020	180,000	179,683
Invitation Homes Trust
Series 2015-SFR2, Class C
2.18%, 06/17/2032	200,000	200,000
Nissan Auto Lease Trust
Series 2013-A, Class A4
0.74%, 10/15/2018	115,000	115,102
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A4
1.31%, 10/15/2019	500,000	502,454
Structured Asset Securities Corp. Trust
Series 2005-AR1, Class A1
0.37%, 09/25/2035 (B)	26,557	26,539
Volkswagen Auto Loan Enhanced Trust
Series 2012-2, Class A4
0.66%, 03/20/2019	170,000	169,465
World Omni Auto Receivables Trust
Series 2013-A, Class A4
0.87%, 07/15/2019	300,000	299,596

		10,466,826

Total Asset-Backed Securities (Cost $15,953,386)		15,973,899

CORPORATE DEBT SECURITIES - 43.0%
Australia - 1.9%
Australia & New Zealand Banking Group, Ltd.
0.90%, 02/12/2016	250,000	250,715
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018 (C)	175,000	178,651
Commonwealth Bank of Australia
1.13%, 03/13/2017	250,000	250,635
1.40%, 09/08/2017 (C)	250,000	250,306
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (A)	400,000	399,814
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (A) (C)	188,000	189,951
Westpac Banking Corp.
1.50%, 12/01/2017	175,000	175,871

		1,695,943

Canada - 2.8%
Bank of Montreal Series MTN
1.30%, 07/14/2017	240,000	240,758
Bank of Nova Scotia
1.30%, 07/21/2017	294,000	294,473
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	148,000	147,267
Royal Bank of Canada Series MTN
1.50%, 01/16/2018	280,000	281,722
Thomson Reuters Corp.
0.88%, 05/23/2016 (C)	321,000	320,877
1.30%, 02/23/2017 (C)	119,000	119,136
1.65%, 09/29/2017	129,000	129,255

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Toronto-Dominion Bank Series MTN
1.13%, 05/02/2017 (C)	$ 350,000	$ 350,829
2.25%, 11/05/2019 (C)	175,000	177,814
TransCanada PipeLines, Ltd.
0.75%, 01/15/2016	230,000	229,647
1.88%, 01/12/2018	132,000	133,250

		2,425,028

Cayman Islands - 0.5%
Alibaba Group Holding, Ltd.
1.63%, 11/28/2017 (A)	205,000	205,541
Transocean, Inc.
5.05%, 12/15/2016	201,000	203,010

		408,551

France - 1.0%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (A)	200,000	201,430
BPCE SA Series MTN
1.63%, 02/10/2017	250,000	252,032
Sanofi
1.25%, 04/10/2018 (C)	240,000	240,327
Total Capital International SA
0.75%, 01/25/2016	190,000	190,486

		884,275

Germany - 0.4%
Deutsche Bank AG
1.35%, 05/30/2017	108,000	107,899
1.88%, 02/13/2018	223,000	223,314

		331,213

Ireland - 0.2%
Perrigo Co. PLC
1.30%, 11/08/2016	200,000	199,877

Italy - 0.2%
Intesa Sanpaolo SpA
2.38%, 01/13/2017	202,000	204,409

Japan - 1.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.55%, 09/09/2016 (A)	246,000	247,473
1.70%, 03/05/2018 (A)	200,000	200,233
Mitsubishi UFJ Trust & Banking Corp.
1.60%, 10/16/2017 (A)	207,000	206,826
Mizuho Bank, Ltd.
1.30%, 04/16/2017 (A)	200,000	199,198
Sumitomo Mitsui Banking Corp. Series MTN
1.35%, 07/11/2017	250,000	249,785

		1,103,515

Luxembourg - 0.6%
Actavis Funding SCS
1.30%, 06/15/2017	344,000	341,057
2.35%, 03/12/2018	215,000	217,908

		558,965

Netherlands - 0.7%
ABN AMRO Bank NV
1.38%, 01/22/2016 (A)	200,000	200,916

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Petrobras Global Finance BV
2.00%, 05/20/2016	$ 171,000	$ 163,562
Volkswagen International Finance NV
1.13%, 11/18/2016 (A) (C)	200,000	200,691

		565,169

Norway - 0.3%
Statoil ASA
1.25%, 11/09/2017	162,000	162,259
1.95%, 11/08/2018 (C)	118,000	119,628

		281,887

Spain - 0.1%
Telefonica Emisiones SAU
3.99%, 02/16/2016	90,000	92,291

Sweden - 0.2%
Nordea Bank AB
0.88%, 05/13/2016 (A)	200,000	200,396

Switzerland - 0.8%
Credit Suisse Series MTN
1.38%, 05/26/2017	256,000	256,461
UBS AG Series MTN
1.38%, 08/14/2017	250,000	249,860
5.88%, 07/15/2016	190,000	201,004

		707,325

United Kingdom - 1.8%
Abbey National Treasury Services PLC
1.65%, 09/29/2017	323,000	325,016
Barclays Bank PLC
5.00%, 09/22/2016	160,000	169,100
BP Capital Markets PLC
1.67%, 02/13/2018	85,000	85,402
2.25%, 11/01/2016	140,000	142,649
2.52%, 01/15/2020 (C)	149,000	151,549
British Telecommunications PLC
5.95%, 01/15/2018	151,000	168,870
Diageo Capital PLC
0.63%, 04/29/2016	240,000	239,885
Rio Tinto Finance USA PLC
1.38%, 06/17/2016	168,000	168,909
Vodafone Group PLC
5.63%, 02/27/2017	155,000	167,396

		1,618,776

United States - 30.2%
Abbott Laboratories
2.00%, 03/15/2020 (C)	300,000	301,947
AbbVie, Inc.
1.75%, 11/06/2017	209,000	209,741
Air Lease Corp.
2.13%, 01/15/2018	183,000	182,085
Altera Corp.
1.75%, 05/15/2017	191,000	192,172
Altria Group, Inc.
2.63%, 01/14/2020	213,000	216,416
American Express Credit Corp. Series MTN
1.55%, 09/22/2017	97,000	97,719
American Honda Finance Corp. Series MTN
1.20%, 07/14/2017	111,000	111,288
2.25%, 08/15/2019 (C)	250,000	254,253

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American International Group, Inc. Series MTN
5.60%, 10/18/2016	$ 320,000	$ 341,128
AmerisourceBergen Corp.
1.15%, 05/15/2017	305,000	303,933
Anthem, Inc.
2.25%, 08/15/2019 (C)	340,000	341,531
Bank of America Corp.
2.60%, 01/15/2019	405,000	412,206
3.75%, 07/12/2016	310,000	319,533
Baxter International, Inc.
0.95%, 06/01/2016	168,000	168,273
Bayer US Finance LLC
1.50%, 10/06/2017 (A)	200,000	201,285
BB&T Corp.
5.20%, 12/23/2015	180,000	185,683
Series MTN
1.60%, 08/15/2017	310,000	311,984
Becton Dickinson and Co.
1.80%, 12/15/2017	164,000	165,257
CareFusion Corp.
1.45%, 05/15/2017	148,000	148,111
Caterpillar Financial Services Corp. Series MTN
0.70%, 02/26/2016	180,000	180,357
2.25%, 12/01/2019	219,000	222,280
Charles Schwab Corp.
1.50%, 03/10/2018 (C)	240,000	241,175
Chevron Corp.
1.37%, 03/02/2018	250,000	251,218
Cisco Systems, Inc.
1.10%, 03/03/2017 (C)	315,000	317,030
Citigroup, Inc.
1.30%, 04/01/2016	320,000	321,119
1.85%, 11/24/2017	324,000	326,277
Citizens Bank NA Series MTN
1.60%, 12/04/2017	250,000	251,025
Comerica, Inc.
2.13%, 05/23/2019	195,000	195,746
Compass Bank
1.85%, 09/29/2017	316,000	318,277
Daimler Finance North America LLC
1.25%, 01/11/2016 (A)	300,000	301,110
1.65%, 03/02/2018 (A)	225,000	226,251
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.50%, 03/01/2016 (C)	142,000	145,124
Dominion Resources, Inc.
1.40%, 09/15/2017	200,000	200,243
Eastman Chemical Co.
2.40%, 06/01/2017	201,000	205,215
ELI Lilly & Co.
1.25%, 03/01/2018	125,000	125,413
Entergy Corp.
4.70%, 01/15/2017	329,000	345,946
Equity One, Inc.
6.25%, 01/15/2017	160,000	172,021
Express Scripts Holding Co.
1.25%, 06/02/2017	100,000	99,906
3.13%, 05/15/2016	241,000	246,864
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	219,000	218,688
1.70%, 05/09/2016	200,000	200,931
Freeport-McMoRan, Inc.	160,000	159,490
2.30%, 11/14/2017

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Electric Capital Corp. Series MTN
2.20%, 01/09/2020	$ 188,000	$ 190,074
Georgia Power Co.
3.00%, 04/15/2016	110,000	112,731
Gilead Sciences, Inc.
2.35%, 02/01/2020 (C)	184,000	189,059
Glencore Funding LLC
1.70%, 05/27/2016 (A) (C)	157,000	157,655
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	377,000	384,702
Health Care REIT, Inc.
3.63%, 03/15/2016	94,000	96,366
HSBC USA, Inc.
1.50%, 11/13/2017	155,000	155,603
Huntington National Bank
1.35%, 08/02/2016	250,000	251,359
1.70%, 02/26/2018	250,000	250,007
Hyundai Capital America
1.88%, 08/09/2016 (A)	375,000	378,245
Intel Corp.
1.35%, 12/15/2017 (C)	260,000	261,311
International Business Machines Corp.
1.95%, 07/22/2016	100,000	101,817
JM Smucker Co.
1.75%, 03/15/2018 (A)	280,000	281,413
John Deere Capital Corp.
0.75%, 01/22/2016 (C)	110,000	110,319
1.05%, 10/11/2016	158,000	158,836
Johnson Controls, Inc.
1.40%, 11/02/2017	104,000	103,690
JPMorgan Chase & Co. Series MTN
1.35%, 02/15/2017	254,000	254,981
1.70%, 03/01/2018	320,000	321,286
Juniper Networks, Inc.
3.10%, 03/15/2016 (C)	222,000	225,796
KeyCorp Series MTN
2.30%, 12/13/2018	184,000	186,958
Kilroy Realty, LP
4.80%, 07/15/2018	64,000	68,879
Kinder Morgan, Inc.
2.00%, 12/01/2017 (C)	186,000	185,710
KLA-Tencor Corp.
2.38%, 11/01/2017	162,000	164,648
L-3 Communications Corp.
1.50%, 05/28/2017	148,000	147,073
Lorillard Tobacco Co.
3.50%, 08/04/2016 (C)	90,000	92,502
Manufacturers & Traders Trust Co.
1.40%, 07/25/2017	337,000	337,968
Marathon Oil Corp.
0.90%, 11/01/2015	260,000	260,054
McKesson Corp.
1.29%, 03/10/2017	175,000	175,178
Medtronic, Inc.
0.88%, 02/27/2017	218,000	218,231
2.50%, 03/15/2020 (A)	131,000	133,900
MetLife, Inc.
1.90%, 12/15/2017	129,000	129,931
Monsanto Co.
1.15%, 06/30/2017	344,000	345,370
Morgan Stanley
1.88%, 01/05/2018	190,000	191,300
2.13%, 04/25/2018	200,000	202,197

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
Series MTN
5.45%, 01/09/2017	$ 241,000	$ 257,805
Murphy Oil Corp.
2.50%, 12/01/2017 (C)	185,000	182,380
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/2017	238,000	239,026
Navient Corp. Series MTN
3.88%, 09/10/2015	110,000	110,789
NetApp, Inc.
2.00%, 12/15/2017 (C)	200,000	200,525
Oracle Corp.
1.20%, 10/15/2017	260,000	260,846
PACCAR Financial Corp. Series MTN
1.45%, 03/09/2018	130,000	130,618
PepsiCo, Inc.
0.70%, 02/26/2016	110,000	110,204
1.25%, 08/13/2017 (C)	90,000	90,398
Pfizer, Inc.
1.10%, 05/15/2017	249,000	250,568
Philip Morris International, Inc.
1.25%, 11/09/2017	240,000	241,321
2.50%, 05/16/2016	280,000	285,900
PNC Bank NA
1.15%, 11/01/2016	250,000	251,132
PNC Funding Corp.
5.63%, 02/01/2017	230,000	247,252
PPG Industries, Inc.
2.30%, 11/15/2019 (C)	171,000	172,936
Procter & Gamble Co.
1.90%, 11/01/2019 (C)	180,000	182,443
Progress Energy, Inc.
5.63%, 01/15/2016	282,000	292,543
Regions Financial Corp.
2.00%, 05/15/2018	202,000	201,813
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	131,000	136,404
Santander Bank NA
2.00%, 01/12/2018	250,000	251,079
Select Income REIT
2.85%, 02/01/2018	122,000	123,045
Southern California Edison Co.
1.13%, 05/01/2017	172,000	172,748
Southern Co.
1.30%, 08/15/2017	239,000	239,118
Southwest Airlines Co.
2.75%, 11/06/2019	163,000	166,711
Starbucks Corp.
0.88%, 12/05/2016	286,000	286,598
State Street Corp.
2.88%, 03/07/2016	300,000	306,455
SunTrust Banks, Inc.
2.50%, 05/01/2019	130,000	132,100
3.60%, 04/15/2016	281,000	288,026
Symantec Corp.
2.75%, 09/15/2015	190,000	191,486
Synchrony Financial
1.88%, 08/15/2017	276,000	276,223
Sysco Corp.
1.45%, 10/02/2017	207,000	208,646
Toyota Motor Credit Corp. Series MTN
1.45%, 01/12/2018	154,000	154,986
United Parcel Service, Inc.
1.13%, 10/01/2017	200,000	201,310

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
UnitedHealth Group, Inc.
1.40%, 12/15/2017	$ 179,000	$ 180,438
US Bancorp Series MTN
2.20%, 11/15/2016 (C)	100,000	102,100
US Bank NA
1.38%, 09/11/2017	250,000	251,507
Valspar Corp.
6.05%, 05/01/2017	118,000	126,794
Ventas Realty, LP
1.25%, 04/17/2017	205,000	204,553
1.55%, 09/26/2016	186,000	187,235
Verizon Communications, Inc.
2.63%, 02/21/2020	240,000	244,166
Volkswagen Group of America Finance LLC
1.60%, 11/20/2017 (A)	200,000	201,750
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019 (C)	78,000	79,685
Waste Management, Inc.
2.60%, 09/01/2016	144,000	146,635
WEA Finance LLC / Westfield UK & Europe Finance PLC
1.75%, 09/15/2017 (A)	200,000	201,032
Wells Fargo & Co. Series MTN
2.10%, 05/08/2017	496,000	506,709
Whirlpool Corp.
1.65%, 11/01/2017 (C)	162,000	163,035
WM Wrigley Jr. Co.
1.40%, 10/21/2016 (A)	205,000	205,752
Zimmer Holdings, Inc.
2.00%, 04/01/2018	150,000	151,200
Zoetis, Inc.
1.88%, 02/01/2018	172,000	172,098

		26,529,523

Total Corporate Debt Securities (Cost $37,674,430)		37,807,143

	Notional Amount	Value
OVER-THE-COUNTER SWAPTIONS PURCHASED - 0.0%
If exercised the Series receives floating 3 Month LIBOR, and pays 5.07%, European Style, Put Expires 05/29/2015, CSFB	6,109,000	0

Total Over-the-Counter Swaptions Purchased
(Cost $28,101)		0

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (D)	4,528,857	4,528,857

Total Securities Lending Collateral (Cost $4,528,857)		4,528,857

	Principal	Value
REPURCHASE AGREEMENT - 2.5%

State Street Bank & Trust Co. 0.01% (D), dated 03/31/2015, to be repurchased at $2,220,167 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $2,267,265.

	$ 2,220,167	$ 2,220,167

Total Repurchase Agreement (Cost $2,220,167)		2,220,167

Total Investments (Cost $93,859,587) (E)		93,777,319
Net Other Assets (Liabilities) - (6.6)%		(5,771,087)

Net Assets - 100.0%		$ 88,006,232

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (F)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	80	06/30/2015	$46,242
5-Year U.S. Treasury Note	Short	(52)	06/30/2015	(53,567)

Total				$(7,325)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	27.6%	$ 25,904,470
Asset-Backed Securities	17.0	15,973,899
Banks	11.0	10,337,292
Mortgage-Backed Securities	7.7	7,262,555
Diversified Financial Services	3.5	3,262,332
Pharmaceuticals	2.4	2,260,221
Capital Markets	2.2	2,034,498
Oil, Gas & Consumable Fuels	2.0	1,856,454
Automobiles	1.7	1,626,824
Health Care Providers & Services	1.4	1,347,850
Real Estate Investment Trusts	1.3	1,243,082
Electric Utilities	1.2	1,163,086
Consumer Finance	1.2	1,156,523
Chemicals	1.1	986,719
Health Care Equipment & Supplies	1.1	984,972
Tobacco	0.9	836,139
Energy Equipment & Services	0.8	751,617
Media	0.8	714,392
Metals & Mining	0.7	664,705
Semiconductors & Semiconductor Equipment	0.7	618,131
Communications Equipment	0.6	542,826
Diversified Telecommunication Services	0.5	505,327
Food Products	0.5	487,165
Insurance	0.5	471,059
Software	0.5	452,332
Beverages	0.5	440,487
Food & Staples Retailing	0.3	288,331
Hotels, Restaurants & Leisure	0.3	286,598
Internet Software & Services	0.2	205,541
Air Freight & Logistics	0.2	201,310
Technology Hardware, Storage & Peripherals	0.2	200,525
Multi-Utilities	0.2	200,243
Biotechnology	0.2	189,059
Personal Products	0.2	182,443
Trading Companies & Distributors	0.2	182,085
Wireless Telecommunication Services	0.2	167,396
Airlines	0.2	166,711
Household Durables	0.2	163,035
Aerospace & Defense	0.2	147,073
Commercial Services & Supplies	0.2	146,635
Machinery	0.1	130,618
Auto Components	0.1	103,690
IT Services	0.1	101,817
U.S. Government Agency Obligation	0.1	80,228
Over-the-Counter Swaptions Purchased	0.0	0

Investments, at Value	92.8	87,028,295
Short-Term Investments	7.2	6,749,024

Total Investments	100.0%	$ 93,777,319

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$25,904,470	$—	$25,904,470
U.S. Government Agency Obligation	—	80,228	—	80,228
Mortgage-Backed Securities	—	7,262,555	—	7,262,555
Asset-Backed Securities	—	15,973,899	—	15,973,899
Corporate Debt Securities	—	37,807,143	—	37,807,143
Over-the-Counter Swaptions Purchased	—	0	—	0
Securities Lending Collateral	4,528,857	—	—	4,528,857
Repurchase Agreement	—	2,220,167	—	2,220,167

Total Investments	$4,528,857	$89,248,462	$—	$93,777,319

Derivative Financial Instruments
Futures Contracts (H)	$46,242	$—	$—	$46,242

Total Derivative Financial Instruments	$46,242	$—	$—	$46,242

LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(53,567)	$—	$—	$(53,567)

Total Derivative Financial Instruments	$(53,567)	$—	$—	$(53,567)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $13,375,561, representing 15.2% of the Portfolio’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(C)

All or a portion of the security is on loan. The value of all securities on loan is $4,435,023. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at March 31, 2015.
(E)

Aggregate cost for federal income tax purposes is $93,859,587. Aggregate gross unrealized appreciation and depreciation for all securities is $284,242 and $366,510, respectively. Net unrealized depreciation for tax purposes is $82,268.

(F)	Cash in the amount of $88,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Derivative financial instrument valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

CSFB	Credit Suisse First Boston

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.5%
Orbital ATK, Inc.	35,258	$ 2,701,820
Textron, Inc.	60,487	2,681,389

		5,383,209

Airlines - 2.5%
Southwest Airlines Co.	120,848	5,353,566

Beverages - 2.9%
Molson Coors Brewing Co., Class B	23,695	1,764,093
Monster Beverage Corp. (A)	31,870	4,410,648

		6,174,741

Biotechnology - 4.3% (A)
BioMarin Pharmaceutical, Inc.	28,400	3,539,208
Medivation, Inc.	31,396	4,052,282
Vertex Pharmaceuticals, Inc.	14,464	1,706,318

		9,297,808

Capital Markets - 2.9%
Affiliated Managers Group, Inc. (A)	13,613	2,923,800
Ameriprise Financial, Inc.	26,095	3,414,270

		6,338,070

Chemicals - 2.0%
Sherwin-Williams Co.	15,241	4,336,065

Commercial Services & Supplies - 2.4%
Tyco International, Ltd.	43,564	1,875,866
Waste Connections, Inc.	69,511	3,346,259

		5,222,125

Communications Equipment - 2.5% (A)
F5 Networks, Inc., Class B	27,824	3,198,091
Palo Alto Networks, Inc.	15,362	2,244,081

		5,442,172

Containers & Packaging - 2.8%
Crown Holdings, Inc. (A)	50,107	2,706,780
Packaging Corp. of America	42,772	3,344,343

		6,051,123

Diversified Financial Services - 1.8%
Intercontinental Exchange, Inc.	16,368	3,818,163

Diversified Telecommunication Services - 1.0%
Level 3 Communications, Inc. (A)	40,631	2,187,573

Electrical Equipment - 1.6%
AMETEK, Inc., Class A	67,208	3,531,108

Energy Equipment & Services - 0.9%
Cameron International Corp. (A)	41,606	1,877,263

Food & Staples Retailing - 2.1% (A)
Rite Aid Corp.	255,529	2,220,547
Sprouts Farmers Market, Inc.	63,295	2,229,883

		4,450,430

Food Products - 3.4%
Hain Celestial Group, Inc. (A)	42,886	2,746,848
Hershey Co.	15,796	1,593,975
Mead Johnson Nutrition Co., Class A	29,734	2,989,159

		7,329,982

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.3% (A)
DexCom, Inc.	3,474	$ 216,569
Hologic, Inc.	46,825	1,546,396
Intuitive Surgical, Inc.	2,133	1,077,229

		2,840,194

Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	36,802	3,322,117

Hotels, Restaurants & Leisure - 6.2%
Brinker International, Inc.	54,096	3,330,150
Chipotle Mexican Grill, Inc., Class A (A)	5,977	3,888,277
Hilton Worldwide Holdings, Inc. (A)	130,350	3,860,967
Marriott International, Inc., Class A	27,213	2,185,748

		13,265,142

Household Durables - 1.0%
Jarden Corp. (A)	41,215	2,180,274

Household Products - 0.6%
Church & Dwight Co., Inc.	15,038	1,284,546

Industrial Conglomerates - 1.7%
Roper Industries, Inc.	21,128	3,634,016

Insurance - 3.2%
Aon PLC	41,560	3,994,747
Arthur J. Gallagher & Co.	18,430	861,603
Lincoln National Corp.	35,455	2,037,244

		6,893,594

Internet & Catalog Retail - 0.7%
Netflix, Inc. (A)	3,549	1,478,833

Internet Software & Services - 1.0%
Akamai Technologies, Inc. (A)	30,274	2,150,816

IT Services - 2.5%
Broadridge Financial Solutions, Inc.	36,047	1,982,945
Fiserv, Inc. (A)	28,729	2,281,083
Vantiv, Inc., Class A (A)	28,908	1,089,832

		5,353,860

Life Sciences Tools & Services - 2.5% (A)
Illumina, Inc.	13,167	2,444,322
Mettler-Toledo International, Inc.	8,922	2,932,215

		5,376,537

Machinery - 2.3%
Ingersoll-Rand PLC	44,844	3,052,980
PACCAR, Inc.	30,453	1,922,802

		4,975,782

Media - 2.6% (A)
DISH Network Corp., Class A	44,000	3,082,640
Starz, Class A (B)	71,203	2,450,095

		5,532,735

Multiline Retail - 3.6%
Kohl’s Corp.	51,706	4,045,995
Macy’s, Inc.	55,797	3,621,783

		7,667,778

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.9%
Concho Resources, Inc. (A)	27,446	$ 3,181,540
EQT Corp.	31,211	2,586,456
Noble Energy, Inc.	37,615	1,839,374
Whiting Petroleum Corp. (A)	22,837	705,663

		8,313,033

Pharmaceuticals - 3.8%
Akorn, Inc., Class A (A) (B)	22,070	1,048,546
Mylan NV (A) (B)	65,888	3,910,453
Zoetis, Inc., Class A	68,277	3,160,542

		8,119,541

Professional Services - 2.0%
Equifax, Inc.	22,736	2,114,448
Nielsen NV	49,457	2,204,298

		4,318,746

Real Estate Investment Trusts - 1.4%
Extra Space Storage, Inc.	44,976	3,039,028

Semiconductors & Semiconductor Equipment - 3.0%
Freescale Semiconductor, Ltd. (A)	66,950	2,728,882
Microchip Technology, Inc. (B)	75,618	3,697,720

		6,426,602

Software - 8.9%
ANSYS, Inc. (A)	16,150	1,424,268
Check Point Software Technologies, Ltd., Class A (A)	27,561	2,259,175
Electronic Arts, Inc. (A)	67,005	3,940,899
Intuit, Inc.	50,007	4,848,679
Red Hat, Inc. (A)	52,581	3,983,011
SolarWinds, Inc. (A)	52,595	2,694,968

		19,151,000

Specialty Retail - 5.5%
Five Below, Inc. (A) (B)	36,245	1,289,235
Ross Stores, Inc.	37,536	3,954,793
Tractor Supply Co.	31,576	2,685,855
Ulta Salon Cosmetics & Fragrance, Inc. (A)	25,770	3,887,404

		11,817,287

Textiles, Apparel & Luxury Goods - 3.8%
Coach, Inc., Class A (B)	79,965	3,312,950
lululemon athletica, Inc. (A)	34,518	2,209,842
Michael Kors Holdings, Ltd. (A)	39,178	2,575,954

		8,098,746

Trading Companies & Distributors - 0.5%
WESCO International, Inc. (A) (B)	15,570	1,088,187

Total Common Stocks (Cost $183,759,583)		213,121,792

SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	13,263,203	13,263,203

Total Securities Lending Collateral (Cost $13,263,203)		13,263,203

	Principal	Value
REPURCHASE AGREEMENT - 0.9%

State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $1,898,824 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $1,940,916.

	$ 1,898,823	$ 1,898,823

Total Repurchase Agreement (Cost $1,898,823)		1,898,823

Total Investments (Cost $198,921,609) (D)		228,283,818
Net Other Assets (Liabilities) - (6.2)%		(13,322,216)

Net Assets - 100.0%		$ 214,961,602

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$213,121,792	$—	$—	$213,121,792
Securities Lending Collateral	13,263,203	—	—	13,263,203
Repurchase Agreement	—	1,898,823	—	1,898,823

Total Investments	$226,384,995	$1,898,823	$—	$228,283,818

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $12,956,572. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $198,921,609. Aggregate gross unrealized appreciation and depreciation for all securities is $32,171,476 and $2,809,267, respectively. Net unrealized appreciation for tax purposes is $29,362,209.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica Voya Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.3%
Fixed Income - 28.7%
Transamerica Bond (A)	68,494	$ 710,288
Transamerica Core Bond (A)	4,358	44,493
Transamerica Flexible Income (A)	4,045	38,310
Transamerica Floating Rate (A)	10,871	108,168
Transamerica High Yield Bond (A)	11,338	107,828
Transamerica Intermediate Bond (A)	3,436	35,288
Transamerica PIMCO Total Return VP (B)	67,960	809,401
Transamerica Short-Term Bond (A)	4,416	44,694
Transamerica Unconstrained Bond (A)	4,415	44,412
Transamerica Voya Intermediate Bond VP (B)	3,425	35,211
Transamerica Voya Limited Maturity Bond VP (B)	3,481	35,163

		2,013,256

Global/International Equity - 18.8%
Transamerica Clarion Global Real Estate Securities VP (B)	21,036	287,146
Transamerica Global Equity (A) (C)	3,923	44,013
Transamerica International Equity Opportunities (A)	39,398	316,763
Transamerica International Small Cap (A)	69,102	673,743

		1,321,665

U.S. Equity - 51.8%
Transamerica Capital Growth (A)	61,181	1,043,128
Transamerica Concentrated Growth (A)	2,208	37,887
Transamerica Growth Opportunities (A)	6,733	73,730
Transamerica Jennison Growth VP (B)	3,199	35,571
Transamerica JPMorgan Mid Cap Value VP (B)	12,373	290,775
Transamerica Large Cap Value (A)	3,191	40,842
Transamerica Mid Cap Growth (A)	53,405	646,736
Transamerica Mid Cap Value Opportunities (A)	3,327	37,657
Transamerica Small Cap Core (A)	3,540	38,298
Transamerica Small Cap Growth (A)	2,979	39,356
Transamerica Small Cap Value (A)	3,215	38,546
Transamerica Systematic Small/Mid Cap Value VP (B)	1,642	38,664
Transamerica T. Rowe Price Small Cap VP (B)	59,744	949,924
Transamerica Voya Large Cap Growth VP (B)	20,085	280,392
Transamerica Voya Mid Cap Opportunities VP (B)	2,886	38,349

		3,629,855

Total Investment Companies (Cost $6,887,930)		6,964,776

	Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co. 0.01% (D), dated 03/31/2015, to be repurchased at $135,017 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $141,522.

	$ 135,017	$ 135,017

Total Repurchase Agreement (Cost $135,017)		135,017

Total Investments (Cost $7,022,947) (E)		7,099,793
Net Other Assets (Liabilities) - (1.2)%		(85,981)

Net Assets - 100.0%		$ 7,013,812

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica Voya Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$6,964,776	$—	$—	$6,964,776
Repurchase Agreement	—	135,017	—	135,017

Total Investments	$6,964,776	$135,017	$—	$7,099,793

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at March 31, 2015.
(E)	Aggregate cost for federal income tax purposes is $7,022,947. Aggregate gross unrealized appreciation and depreciation for all securities is $125,936 and $49,090, respectively. Net unrealized appreciation for tax purposes is $76,846.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	1,834	$ 191,305
TransDigm Group, Inc.	442	96,674

		287,979

Airlines - 0.6%
United Continental Holdings, Inc. (A)	1,201	80,767

Beverages - 1.5%
Monster Beverage Corp. (A)	1,520	210,360

Biotechnology - 6.4% (A)
Alkermes PLC	1,242	75,725
Biogen, Inc. (B)	322	135,961
Celgene Corp. (B)	1,261	145,368
Gilead Sciences, Inc. (B)	1,629	159,854
Incyte Corp. (B)	1,025	93,952
Regeneron Pharmaceuticals, Inc., Class A (B)	323	145,828
Vertex Pharmaceuticals, Inc.	995	117,380

		874,068

Capital Markets - 2.4% (B)
Ameriprise Financial, Inc.	1,604	209,868
BlackRock, Inc., Class A	317	115,971

		325,839

Chemicals - 1.9% (B)
Dow Chemical Co.	3,249	155,887
Eastman Chemical Co.	1,510	104,583

		260,470

Communications Equipment - 0.7%
Cisco Systems, Inc.	3,615	99,503

Containers & Packaging - 1.2%
Crown Holdings, Inc. (A) (B)	3,060	165,301

Electrical Equipment - 0.7%
Eaton Corp. PLC	1,400	95,116

Energy Equipment & Services - 1.3%
Halliburton Co.	3,948	173,238

Food & Staples Retailing - 5.2%
Costco Wholesale Corp. (B)	1,679	254,360
CVS Health Corp.	2,252	232,429
Walgreens Boots Alliance, Inc.	2,633	222,962

		709,751

Food Products - 1.4%
Mondelez International, Inc., Class A (B)	5,444	196,474

Health Care Equipment & Supplies - 0.7%
Zimmer Holdings, Inc., Class A (B)	798	93,781

Health Care Providers & Services - 3.8%
Aetna, Inc.	1,347	143,496
Envision Healthcare Holdings, Inc. (A) (B)	2,302	88,282
McKesson Corp.	721	163,090
UnitedHealth Group, Inc.	1,050	124,204

		519,072

Health Care Technology - 1.1%
Cerner Corp. (A) (B)	2,095	153,480

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	2,942	$ 278,607

Household Products - 1.4%
Colgate-Palmolive Co.	2,794	193,736

Insurance - 0.7%
Prudential Financial, Inc.	1,255	100,789

Internet & Catalog Retail - 3.5% (A) (B)
Amazon.com, Inc.	673	250,423
Priceline Group, Inc.	196	228,174

		478,597

Internet Software & Services - 6.9% (A)
Akamai Technologies, Inc. (B)	1,955	138,893
Facebook, Inc., Class A	2,822	232,011
Google, Inc., Class A	487	270,139
Google, Inc., Class C	426	233,448
Zillow Group, Inc., Class A (B)	780	78,234

		952,725

IT Services - 7.0%
Accenture PLC, Class A (B)	1,847	173,045
Automatic Data Processing, Inc.	1,807	154,752
Cognizant Technology Solutions Corp., Class A (A)	2,552	159,219
Genpact, Ltd. (A) (B)	5,641	131,153
Jack Henry & Associates, Inc.	1,824	127,479
Mastercard, Inc., Class A (B)	2,514	217,185

		962,833

Machinery - 2.2%
Illinois Tool Works, Inc., Class A (B)	1,869	181,555
Middleby Corp. (A)	1,147	117,739

		299,294

Media - 1.7%
Twenty-First Century Fox, Inc., Class A (B)	6,680	226,051

Multiline Retail - 1.5%
Dollar Tree, Inc. (A)	2,614	212,113

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp., Class A	1,835	151,956
EOG Resources, Inc.	1,500	137,535
Pioneer Natural Resources Co. (B)	440	71,945

		361,436

Personal Products - 2.3%
Coty, Inc., Class A (A) (B)	4,626	112,273
Estee Lauder Cos., Inc., Class A	2,395	199,168

		311,441

Pharmaceuticals - 5.0%
Actavis PLC (A) (B)	1,040	309,525
Bristol-Myers Squibb Co.	4,249	274,060
Merck & Co., Inc.	1,879	108,005

		691,590

Professional Services - 2.7%
Equifax, Inc. (B)	1,450	134,850

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Nielsen NV	2,908	$ 129,610
Verisk Analytics, Inc., Class A (A) (B)	1,445	103,173

		367,633

Road & Rail - 2.4% (B)
Hertz Global Holdings, Inc. (A)	5,490	119,023
JB Hunt Transport Services, Inc.	1,405	119,980
Norfolk Southern Corp.	813	83,674

		322,677

Semiconductors & Semiconductor Equipment - 2.5%
Freescale Semiconductor, Ltd. (A)	3,056	124,563
Micron Technology, Inc. (A) (B)	3,056	82,909
Skyworks Solutions, Inc.	700	68,803
SunPower Corp., Class A (A) (B)	2,177	68,162

		344,437

Software - 6.5%
Activision Blizzard, Inc.	4,844	110,080
Intuit, Inc.	1,888	183,061
Microsoft Corp.	8,877	360,894
salesforce.com, Inc. (A) (B)	2,472	165,154
Solera Holdings, Inc.	1,426	73,667

		892,856

Specialty Retail - 7.2%
Advance Auto Parts, Inc. (B)	1,278	191,304
Lowe’s Cos., Inc.	3,905	290,493
Michaels Cos., Inc. (A) (B)	3,559	96,307
Ross Stores, Inc. (B)	1,951	205,557
TJX Cos., Inc.	2,916	204,266

		987,927

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	7,770	966,821

Textiles, Apparel & Luxury Goods - 1.6%
PVH Corp.	1,463	155,897
Ralph Lauren Corp., Class A	480	63,120

		219,017

Tobacco - 1.6%
Altria Group, Inc.	4,515	225,840

Total Common Stocks (Cost $11,806,212)		13,641,619

SECURITIES LENDING COLLATERAL - 26.4%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	3,631,354	3,631,354

Total Securities Lending Collateral (Cost $3,631,354)		3,631,354

	Principal	Value
REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $79,634 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/01/2033, and with a value of $82,843.

	$ 79,634	$ 79,634

Total Repurchase Agreement (Cost $79,634)		79,634

Total Investments (Cost $15,517,200) (D)		17,352,607
Net Other Assets (Liabilities) - (26.3)%		(3,613,723)

Net Assets - 100.0%		$ 13,738,884

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$13,641,619	$—	$—	$13,641,619
Securities Lending Collateral	3,631,354	—	—	3,631,354
Repurchase Agreement	—	79,634	—	79,634

Total Investments	$17,272,973	$79,634	$—	$17,352,607

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $3,553,398. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $15,517,200. Aggregate gross unrealized appreciation and depreciation for all securities is $2,258,289 and $422,882, respectively. Net unrealized appreciation for tax purposes is $1,835,407.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	278,077	$ 29,006,212
TransDigm Group, Inc.	68,230	14,923,266

		43,929,478

Airlines - 0.6%
United Continental Holdings, Inc. (A)	185,280	12,460,080

Beverages - 1.5%
Monster Beverage Corp. (A)	230,709	31,928,972

Biotechnology - 6.4% (A)
Alkermes PLC	191,674	11,686,364
Biogen, Inc.	49,598	20,942,260
Celgene Corp.	191,850	22,116,468
Gilead Sciences, Inc.	249,546	24,487,949
Incyte Corp. (B)	156,380	14,333,791
Regeneron Pharmaceuticals, Inc., Class A	49,780	22,474,674
Vertex Pharmaceuticals, Inc.	153,554	18,114,765

		134,156,271

Capital Markets - 2.4%
Ameriprise Financial, Inc.	243,210	31,821,596
BlackRock, Inc., Class A	48,920	17,896,893

		49,718,489

Chemicals - 1.9%
Dow Chemical Co.	492,440	23,627,271
Eastman Chemical Co.	234,390	16,233,852

		39,861,123

Communications Equipment - 0.7%
Cisco Systems, Inc.	557,894	15,356,032

Containers & Packaging - 1.2%
Crown Holdings, Inc. (A)	464,730	25,104,715

Electrical Equipment - 0.7%
Eaton Corp. PLC	211,360	14,359,798

Energy Equipment & Services - 1.2%
Halliburton Co.	598,510	26,262,619

Food & Staples Retailing - 5.1%
Costco Wholesale Corp.	254,583	38,568,052
CVS Health Corp.	341,409	35,236,823
Walgreens Boots Alliance, Inc.	399,140	33,799,175

		107,604,050

Food Products - 1.4%
Mondelez International, Inc., Class A	844,936	30,493,740

Health Care Equipment & Supplies - 0.7%
Zimmer Holdings, Inc., Class A	123,170	14,474,938

Health Care Providers & Services - 3.8%
Aetna, Inc.	207,920	22,149,718
Envision Healthcare Holdings, Inc. (A) (B)	355,244	13,623,607
McKesson Corp.	109,260	24,714,612
UnitedHealth Group, Inc.	158,330	18,728,856

		79,216,793

Health Care Technology - 1.1%
Cerner Corp. (A)	323,350	23,688,621

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	445,980	$ 42,234,306

Household Products - 1.4%
Colgate-Palmolive Co.	423,700	29,379,358

Insurance - 0.7%
Prudential Financial, Inc.	193,690	15,555,244

Internet & Catalog Retail - 3.4% (A)
Amazon.com, Inc.	102,060	37,976,526
Priceline Group, Inc.	29,765	34,650,925

		72,627,451

Internet Software & Services - 6.9% (A)
Akamai Technologies, Inc.	301,750	21,437,829
Facebook, Inc., Class A	427,865	35,176,921
Google, Inc., Class A	73,613	40,833,131
Google, Inc., Class C	64,573	35,386,004
Zillow Group, Inc., Class A (B)	120,440	12,080,132

		144,914,017

IT Services - 7.0%
Accenture PLC, Class A	280,010	26,234,137
Automatic Data Processing, Inc.	273,720	23,441,381
Cognizant Technology Solutions Corp., Class A (A)	386,850	24,135,571
Genpact, Ltd. (A)	870,480	20,238,660
Jack Henry & Associates, Inc.	281,400	19,667,046
Mastercard, Inc., Class A	381,120	32,924,957

		146,641,752

Machinery - 2.2%
Illinois Tool Works, Inc., Class A	283,380	27,527,533
Middleby Corp. (A)	176,570	18,124,911

		45,652,444

Media - 1.6%
Twenty-First Century Fox, Inc., Class A	1,023,554	34,637,067

Multiline Retail - 1.6%
Dollar Tree, Inc. (A)	402,810	32,686,017

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp., Class A	283,120	23,445,167
EOG Resources, Inc.	231,520	21,228,069
Pioneer Natural Resources Co. (B)	67,540	11,043,465

		55,716,701

Personal Products - 2.3%
Coty, Inc., Class A (A) (B)	714,180	17,333,148
Estee Lauder Cos., Inc., Class A	367,730	30,580,427

		47,913,575

Pharmaceuticals - 5.0%
Actavis PLC (A)	155,890	46,395,982
Bristol-Myers Squibb Co.	643,579	41,510,845
Merck & Co., Inc.	289,966	16,667,246

		104,574,073

Professional Services - 2.7%
Equifax, Inc.	223,690	20,803,170

‘The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Nielsen NV	448,677	$ 19,997,534
Verisk Analytics, Inc., Class A (A)	222,920	15,916,488

		56,717,192

Road & Rail - 2.4%
Hertz Global Holdings, Inc. (A)	855,100	18,538,568
JB Hunt Transport Services, Inc. (B)	216,810	18,514,490
Norfolk Southern Corp.	125,460	12,912,343

		49,965,401

Semiconductors & Semiconductor Equipment - 2.5%
Freescale Semiconductor, Ltd. (A) (B)	449,950	18,339,962
Micron Technology, Inc. (A) (B)	471,551	12,793,179
Skyworks Solutions, Inc.	104,730	10,293,912
SunPower Corp., Class A (A) (B)	335,960	10,518,907

		51,945,960

Software - 6.5%
Activision Blizzard, Inc.	747,415	16,985,006
Intuit, Inc.	286,268	27,756,545
Microsoft Corp.	1,345,625	54,706,385
salesforce.com, Inc. (A)	379,690	25,367,089
Solera Holdings, Inc.	216,520	11,185,423

		136,000,448

Specialty Retail - 7.1%
Advance Auto Parts, Inc.	192,465	28,810,086
Lowe’s Cos., Inc.	592,061	44,043,418
Michaels Cos., Inc. (A)	549,770	14,876,776
Ross Stores, Inc.	297,801	31,376,313
TJX Cos., Inc.	447,290	31,332,665

		150,439,258

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	1,188,498	147,884,806

Textiles, Apparel & Luxury Goods - 1.6%
PVH Corp.	225,700	24,050,592
Ralph Lauren Corp., Class A	81,620	10,733,030

		34,783,622

Tobacco - 1.6%
Altria Group, Inc.	684,400	34,233,688

Total Common Stocks (Cost $1,816,147,462)		2,083,118,099

SECURITIES LENDING COLLATERAL - 3.9%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	83,128,330	83,128,330

Total Securities Lending Collateral (Cost $83,128,330)		83,128,330

Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $20,184,393 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00%, due 06/25/2037 - 07/25/2037, and with a total value of $20,589,754.

$ 20,184,388	$ 20,184,388

Total Repurchase Agreement (Cost $20,184,388)	20,184,388

Total Investments (Cost $1,919,460,180) (D)	2,186,430,817
Net Other Assets (Liabilities) - (3.8)%	(79,559,362)

Net Assets - 100.0%	$ 2,106,871,455

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$2,083,118,099	$—	$—	$2,083,118,099
Securities Lending Collateral	83,128,330	—	—	83,128,330
Repurchase Agreement	—	20,184,388	—	20,184,388

Total Investments	$2,166,246,429	$20,184,388	$—	$2,186,430,817

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $81,329,399. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $1,919,460,180. Aggregate gross unrealized appreciation and depreciation for all securities is $331,457,971 and $64,487,334, respectively. Net unrealized appreciation for tax purposes is $266,970,637.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Trust serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are a series of the Trust and are listed below.

Portfolio	Portfolio
Transamerica Aegon Active Asset Allocation – Conservative VP	Transamerica Market Participation Strategy VP
Transamerica Aegon Active Asset Allocation – Moderate Growth VP	Transamerica MFS International Equity VP
Transamerica Aegon Active Asset Allocation – Moderate VP	Transamerica Morgan Stanley Capital Growth VP
Transamerica Aegon High Yield Bond VP	Transamerica Morgan Stanley Mid-Cap Growth VP
Transamerica Aegon Money Market VP	Transamerica Multi-Managed Balanced VP
Transamerica Aegon U.S. Government Securities VP	Transamerica Multi-Manager Alternative Strategies VP
Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica PIMCO Tactical – Balanced VP
Transamerica Asset Allocation – Conservative VP	Transamerica PIMCO Tactical – Conservative VP
Transamerica Asset Allocation – Growth VP	Transamerica PIMCO Tactical – Growth VP
Transamerica Asset Allocation – Moderate Growth VP	Transamerica PIMCO Total Return VP
Transamerica Asset Allocation – Moderate VP	Transamerica PineBridge Inflation Opportunities VP
Transamerica Barrow Hanley Dividend Focused VP	Transamerica ProFund UltraBear VP
Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Transamerica Systematic Small/Mid Cap Value VP
Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Transamerica T. Rowe Price Small Cap VP
Transamerica BlackRock Global Allocation VP	Transamerica Torray Concentrated Growth VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TS&W International Equity VP
Transamerica Clarion Global Real Estate Securities VP	Transamerica Vanguard ETF Portfolio – Balanced VP
Transamerica International Moderate Growth VP	Transamerica Vanguard ETF Portfolio – Conservative VP
Transamerica Janus Balanced VP	Transamerica Vanguard ETF Portfolio – Growth VP
Transamerica Jennison Growth VP	Transamerica Voya Balanced Allocation VP
Transamerica JPMorgan Core Bond VP	Transamerica Voya Conservative Allocation VP
Transamerica JPMorgan Enhanced Index VP	Transamerica Voya Intermediate Bond VP
Transamerica JPMorgan Mid Cap Value VP	Transamerica Voya Large Cap Growth VP
Transamerica JPMorgan Tactical Allocation VP	Transamerica Voya Limited Maturity Bond VP
Transamerica Legg Mason Dynamic Allocation – Balanced VP	Transamerica Voya Mid Cap Opportunities VP
Transamerica Legg Mason Dynamic Allocation – Growth VP	Transamerica Voya Moderate Growth Allocation VP
Transamerica Madison Balanced Allocation VP	Transamerica WMC US Growth II VP
Transamerica Madison Conservative Allocation VP	Transamerica WMC US Growth VP
Transamerica Madison Diversified Income VP

The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as the following, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2015, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’

Transamerica Series Trust	Page 1	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at March 31, 2015.

Open repurchase agreements at March 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Aegon Money Market VP (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at March 31, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. The Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: The Portfolios purchase or write inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolios from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Foreign currency options: The Portfolios may purchase or write foreign currency options. Purchasing foreign currency options gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Open option contracts at March 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 2	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

Transactions in written options at March 31, 2015 are as follows:

	Call Options		Put Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$2,165,045	2,697,621	$3,319,563	5,980,534
Options written	1,366,749	1,437,484	2,336,610	3,910,968
Options closed	(1,093,514)	(1,893,258)	(2,019,417)	(2,608,443)
Options expired	(80,275)	(73,521)	(141,713)	(17,189)
Options exercised	(384,997)	(123,238)	(296,674)	(120,526)

Balance at March 31, 2015	$1,973,008	2,045,088	$3,198,369	7,145,344

	Call Options		Put Options
Transamerica PIMCO Tactical - Balanced VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	10,065	19	9,175	19
Options closed	—	—	—	—
Options expired	(10,065)	(19)	(9,175)	(19)
Options exercised	—	—	—	—

Balance at March 31, 2015	$—	—	$—	—

	Call Options		Put Options
Transamerica PIMCO Tactical - Conservative VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	3,708	7	3,380	7
Options closed	—	—	—	—
Options expired	(3,708)	(7)	(3,380)	(7)
Options exercised	—	—	—	—

Balance at March 31, 2015	$—	—	$—	—

	Call Options		Put Options
Transamerica PIMCO Tactical - Growth VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	2,649	5	2,414	5
Options closed	—	—	—	—
Options expired	(2,649)	(5)	(2,414)	(5)
Options exercised	—	—	—	—

Balance at March 31, 2015	$—	—	$—	—

	Call Options		Put Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	888,620	3,095	440,490	1,429
Options closed	(1,987)	(5)	(167,430)	(510)
Options expired	(398,443)	(1,484)	(75,335)	(258)
Options exercised	(488,190)	(1,606)	(197,725)	(661)

Balance at March 31, 2015	$—	—	$—	—

Transamerica Series Trust	Page 3	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

Transactions in written swaptions and foreign exchange options at March 31, 2015 are as follows:

	Call Options		Put Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Notional Amount	Amount of Premiums	Notional Amount
Balance at December 31, 2014	$68,596	$56,204,189	$—	$—
Options written	433,811	166,940,644	105,047	14,390,000
Options closed	(256,304)	(128,399,295)	—	—
Options expired	—	—	—	—
Options exercised	—	—	—	—

Balance at March 31, 2015	$246,103	$94,745,538	$105,047	$14,390,000

	Call Options			Put Options
Transamerica PIMCO Tactical - Balanced VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount	Notional Amount
Balance at December 31, 2014	$—	EUR	—	$22,578	$1,260,000	EUR	—
Options written	75,509		2,800,000	81,431	—		2,800,000
Options closed	—		—	—	—		—
Options expired	—		—	—	—		—
Options exercised	—		—	—	—		—

Balance at March 31, 2015	$75,509	EUR	2,800,000	$104,009	$1,260,000	EUR	2,800,000

	Call Options			Put Options
Transamerica PIMCO Tactical - Conservative VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount	Notional Amount
Balance at December 31, 2014	$—	EUR	—	$22,578	$1,260,000	EUR	—
Options written	29,664		1,100,000	31,991	—		1,100,000
Options closed	—		—	—	—		—
Options expired	—		—	—	—		—
Options exercised	—		—	—	—		—

Balance at March 31, 2015	$29,664	EUR	1,100,000	$54,569	$1,260,000	EUR	1,100,000

	Call Options			Put Options
Transamerica PIMCO Tactical - Growth VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount	Notional Amount
Balance at December 31, 2014	$—	EUR	—	$11,289	$630,000	EUR	—
Options written	18,877		700,000	20,358	—		700,000
Options closed	—		—	—	—		—
Options expired	—		—	—	—		—
Options exercised	—		—	—	—		—

Balance at March 31, 2015	$18,877	EUR	700,000	$31,647	$630,000	EUR	700,000

	Call Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Notional Amount	Notional Amount		Notional Amount
Balance at December 31, 2014	$941,285	$62,900,000	AUD	4,500,000	EUR	73,900,000
Options written	1,285,773	344,400,000		—		—
Options closed	(51,980)	(6,500,000)		—		—
Options expired	(560,095)	(32,800,000)		(4,500,000)		(26,900,000)
Options exercised	(303,495)	(21,900,000)		—		(47,000,000)

Balance at March 31, 2015	$1,311,488	$346,100,000	AUD	—	EUR	—

	Put Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Notional Amount	Notional Amount		Notional Amount
Balance at December 31, 2014	$3,471,785	$270,700,000	AUD	5,500,000	EUR	48,500,000
Options written	350,826	42,600,000		—		—
Options closed	(252,036)	(25,700,000)		—		—
Options expired	(1,339,613)	(133,000,000)		(2,200,000)		(48,500,000)
Options exercised	(34,861)	—		(3,300,000)		—

Balance at March 31, 2015	$2,196,101	$154,600,000	AUD	—	EUR	—

Transamerica Series Trust	Page 4	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolios are subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Open futures contracts at March 31, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed

Transamerica Series Trust	Page 5	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Open OTC and centrally cleared swap agreements at March 31, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Money Market, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

The Portfolio’s average borrowings for the period ended March 31, 2015 were as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Total Return VP	$21,515,111	18	(0.15)%

Open reverse repurchase agreements at March 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as the following, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios, the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

The following Portfolio’s average borrowings for the period ended March 31, 2015 were as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Total Return VP	$12,157,959	54	(0.03)%

Open sale-buyback financing transactions at March 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Transamerica Series Trust	Page 6	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

Open short sale transactions at March 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2015. Open loan participations and assignments at March 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

TBA commitments held at March 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued securities held at March 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at March 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 7	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at March 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at March 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Security transactions: Security transactions are recorded on trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends, if any, are recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at March 31, 2015, if any, are identified in the Consolidated Schedule of Investments or Consolidated Schedule of Investments.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis.

Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolios’ investments, at March 31, 2015, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value

Transamerica Series Trust	Page 8	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 2. (continued)

methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds: Investment companies are valued at the Net Asset Value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds (“ETF”) are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models based that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 9	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 2. (continued)

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

The following tables display the Portfolios’ transactions in and earnings from investments in affiliates of TAM for the period ended March 31, 2015:

Transamerica BlackRock Tactical Allocation VP	Value December 31, 2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2015	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$126,244,313	$1,663,195	$(1,168,796)	$9,868	$(352,397)	$126,396,183	$—	$—
Transamerica Blackrock Global Allocation VP	96,952,017	1,338,203	(940,410)	10,740	2,635,661	99,996,211	—	—
Transamerica Global Allocation Liquidating Trust	695,061	—	—	—	6,069	701,130	—	—
Transamerica JPMorgan Core Bond VP	385,848,266	5,161,641	(3,627,295)	12,078	6,219,082	393,613,772	—	—
Transamerica JPMorgan Enhanced Index VP	166,606,900	1,911,719	(1,343,443)	15,321	1,435,584	168,626,081	—	—
Transamerica JPMorgan Mid Cap Value VP	43,902,431	535,281	(376,162)	5,059	1,586,800	45,653,409	—	—
Transamerica Jennison Growth VP	64,829,253	764,688	(537,378)	12,644	3,558,528	68,627,735	—	—
Transamerica MFS International Equity VP	102,929,380	1,472,024	(1,034,452)	22,891	6,398,173	109,788,016	—	—
Transamerica Morgan Stanley Mid-Cap Growth VP	42,318,761	535,281	(376,163)	7,213	1,282,944	43,768,036	—	—
Transamerica PIMCO Total Return VP	349,769,254	4,588,125	(3,224,263)	17,293	7,181,280	358,331,689	—	—
Transamerica Short-Term Bond	23,530,978	523,805	(268,690)	67	46,938	23,833,098	140,360	—
Transamerica WMC US Growth VP	61,381,173	764,688	(537,377)	10,570	3,023,372	64,642,426	—	—

Total	$1,465,007,787	$19,258,650	$(13,434,429)	$123,744	$33,022,034	$1,503,977,786	$140,360	$—

Transamerica Madison Balanced Allocation VP	Value December 31, 2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2015	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$2,995,632	$1,613,907	$(233,453)	$(9,048)	$32,855	$4,399,893	$41,613	$—
Transamerica Core Bond	13,972,556	1,719,566	(1,072,133)	(4,022)	148,339	14,764,306	101,386	—
Transamerica JPMorgan Enhanced Index VP	10,361,473	321,736	(2,366,671)	74,115	22,034	8,412,687	—	—
Transamerica PIMCO Total Return VP	3,815,751	895,442	(873,853)	18,575	57,901	3,913,816	—	—
Transamerica Systematic Small/Mid Cap Value VP	4,751,346	4,234,673	(216,366)	(9,907)	309,186	9,068,932	—	—

Total	$35,896,758	$8,785,324	$(4,762,476)	$69,713	$570,315	$40,559,634	$142,999	$—

Transamerica Series Trust	Page 10	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 3. (continued)

Transamerica Madison Conservative Allocation VP	Value December 31, 2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2015	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$3,842,151	$1,767,521	$(274,421)	$(11,026)	$45,671	$5,369,896	$51,293	$—
Transamerica Core Bond	12,487,086	2,855,050	(1,153,008)	(1,850)	132,440	14,319,718	97,532	—
Transamerica JPMorgan Enhanced Index VP	5,765,788	117,328	(1,431,960)	104,083	(55,895)	4,499,344	—	—
Transamerica PIMCO Total Return VP	5,239,061	787,973	(910,698)	10,181	97,906	5,224,423	—	—
Transamerica Systematic Small/Mid Cap Value VP	1,491,461	2,375,000	(201,334)	(194)	128,629	3,793,562	—	—

Total	$28,825,547	$7,902,872	$(3,971,421)	$101,194	$348,751	$33,206,943	$148,825	$—

NOTE 4. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolios’ financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

NOTE 5. SUBSEQUENT EVENTS

Effective May 1, 2015, Transamerica AllianceBernstein Dynamic Allocation VP changed its name to Transamerica AB Dynamic Allocation VP.

Effective May 1, 2015, Transamerica American Funds Managed Risk VP commenced operations.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolios’ financial statements.

Transamerica Series Trust	Page 11	March 31, 2015 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 27, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 27, 2015